[HOPPING PHOTO]
Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Funds LLC for the six-month period ending June 30, 2002.

Equity markets were highly volatile throughout this period as mixed economic data kept investors guessing about when a recovery in corporate earnings would finally materialize. The first two months of the period saw the return of at least some measure of optimism, but it proved to be premature as the broad market retraced much of its gain and investors returned to the sidelines.

Market indicators for the six-month period ending June 30, 2002, show the Dow Jones was down almost 8%; the S&P 500 was down almost 14%; and the Nasdaq was down 25%. To highlight the various subsets of the U.S. equity market, small cap stocks continue to outpace the large caps and value stocks generally fared a bit better than growth stocks.

The Federal Reserve Board is expected to keep interest rates where they are through the end of the year. Low inflation, moderate economic growth and a mixed labor market have allowed the Fed to keep its foot off the brake. However, the stock market remains concerned about corporate accounting, terrorism, and the overall economy.

Recent developments regarding improper corporate financial reporting and inappropriate or illegal behavior by corporate executives have continued to take their toll on investor confidence. Investors are understandably nervous about the long and steep decline in stock prices.

Despite all the gloom, leading market analysts continue to view the U.S. economy as most likely to enjoy a moderate recovery. We believe that corporate earnings are recovering and that most corporations have and continue to act responsibly. This market environment may not necessarily be a prudent time to rush out of an appropriate long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategies. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that the selection of Funds allows you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.

Respectfully,

/s/ ANDREW B. HOPPING

Andrew B. Hopping
President
JNL Series Trust
JNL Variable Funds LLC

JNL SERIES TRUST (Unaudited)
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2002

                                                                                      Shares          Value
---------------------------------------------------------------------------------------------------------------

AIM/JNL Large Cap Growth Fund
Common Stocks - 92.3%
---------------------
Aerospace & Defense - 3.1%
   L-3 Communications Holdings Inc. (b)                                                  2            $    88
   Lockheed Martin Corp.                                                                 3                182
                                                                                                      -------
                                                                                                          270
Apparel - 1.8%
   Jones Apparel Group Inc. (b)                                                          2                 83
   NIKE Inc.                                                                             1                 75
                                                                                                      -------
                                                                                                          158
Auto Manufacturers - 0.8%
   Bayerische Motoren Werke (BMW) AG                                                     2                 69

Banks - 0.8%
   Bank of America Corp.                                                                 1                 70

Beverages - 1.8%
   Coca-Cola Enterprises Inc.                                                            2                 46
   PepsiCo Inc.                                                                          2                106
                                                                                                      -------
                                                                                                          152
Biotechnology - 0.8%
   Amgen Inc. (b)                                                                        2                 67

Commercial Services - 2.1%
   Apollo Group Inc. (b)                                                                 1                 55
   Concord EFS Inc. (b)                                                                  2                 62
   H&R Block Inc.                                                                        1                 60
                                                                                                      -------
                                                                                                          177
Computers - 4.9%
   Affiliated Computer Services Inc. - Class A (b)                                       1                 49
   Dell Computer Corp. (b)                                                               8                201
   International Business Machines Corp.                                                 2                109
   Lexmark International Inc. (b)                                                        1                 64
                                                                                                      -------
                                                                                                          423
Cosmetics & Personal Care - 1.3%
   Procter & Gamble Co.                                                                  1                107

Diversified Financial Services - 8.3%
   Capital One Financial Corp.                                                           1                 45
   Citigroup Inc.                                                                        5                203
   Freddie Mac                                                                           4                221
   Goldman Sachs Group Inc.                                                              1                 69
   SLM Corp.                                                                             1                126
   Stilwell Financial Inc.                                                               2                 42
                                                                                                      -------
                                                                                                          706
Healthcare - 14.3%
   Alcon Inc. (b)                                                                        2                 59
   Anthem Inc. (b)                                                                       2                111
   Baxter International Inc.                                                             2                 95
   Johnson & Johnson                                                                     5                264
   Laboratory Corp. of America Holdings (b)                                              1                 64
   Medtronic Inc.                                                                        2                 64
   St. Jude Medical Inc. (b)                                                             1                103
   Tenet Healthcare Corp. (b)                                                            3                215
   UnitedHealth Group Inc.                                                               2                157
   Zimmer Holdings Inc. (b)                                                              3                 91
                                                                                                      -------
                                                                                                        1,223
Household Products - 0.8%
   Reckitt Benckiser Plc                                                                 4                 72

Insurance - 2.3%
   American International Group Inc.                                                     3                194
Internet - 0.7%
   eBay Inc. (b)                                                                         1                 62

Investment Companies - 2.7%
   SPDR Trust Series 1                                                                   2                233

Leisure Time - 1.1%
   Harley-Davidson Inc.                                                                  2                 95

Lodging - 1.5%
   MGM MIRAGE (b)                                                                        2                 50
   Starwood Hotels & Resorts Worldwide Inc.                                              2                 76
                                                                                                      -------
                                                                                                          126
Manufacturing - 2.6%
   General Electric Co.                                                                  8                222

Media - 1.9%
   AOL Time Warner Inc. (b)                                                              3                 51
   Clear Channel Communications Inc. (b)                                                 1                 43
   Gannett Co. Inc.                                                                      1                 71
                                                                                                      -------
                                                                                                          165
Pharmaceuticals - 8.7%
   AmerisourceBergen Corp.                                                               1                 76
   Forest Laboratories Inc. (b)                                                          1                 87
   Pfizer Inc.                                                                          11                387
   Teva Pharmaceutical Industries Ltd. - ADR                                             2                114
   Wyeth                                                                                 2                 83
                                                                                                      -------
                                                                                                          747
Retail - 10.7%
   Autozone Inc. (b)                                                                     1                 54
   Bed Bath & Beyond Inc. (b)                                                            3                106
   Best Buy Co. Inc. (b)                                                                 2                 58
   Blockbuster Inc.                                                                      3                 70
   Home Depot Inc.                                                                       1                 53
   Kohl's Corp. (b)                                                                      1                 45
   Limited Brands Inc.                                                                   6                131
   Staples Inc. (b)                                                                      5                 92
   Target Corp.                                                                          5                175
   Tiffany & Co.                                                                         2                 85
   Wal-Mart de Mexico SA de CV - Series C                                               23                 54
                                                                                                      -------
                                                                                                          923
Semiconductors - 8.1%
   Analog Devices Inc. (b)                                                               3                101
   Applied Materials Inc. (b)                                                            5                102
   Microchip Technology Inc. (b)                                                         4                120
   Novellus Systems Inc. (b)                                                             3                 95
   Samsung Electronics                                                                  --                 85
   Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)                                 7                 91
   Texas Instruments Inc.                                                                4                105
                                                                                                      -------
                                                                                                          699
Software - 7.8%
   Electronic Arts Inc. (b)                                                              1                 62
   First Data Corp.                                                                      4                152
   Intuit Inc. (b)                                                                       3                140
   Microsoft Corp. (b)                                                                   5                268
   Oracle Corp. (b)                                                                      5                 51
                                                                                                      -------
                                                                                                          673
Telecommunications Equipment - 2.4%
   Cisco Systems Inc. (b)                                                               15                207

Toys & Hobbies - 1.0%
   Mattel Inc.                                                                           4                 89
                                                                                                      -------

   Total Common Stocks (cost $8,487)                                                                    7,929
                                                                                                      -------

Short Term Investments - 7.7%
-----------------------------
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.89% (a)                                               1                  1

U.S. Government Agencies - 7.7%
   Federal Home Loan Bank, 1.87%, 07/01/02                                        $    661                661
                                                                                                      -------

   Total Short Term Investments (cost $662)                                                               662
                                                                                                      -------

Total Investments - 100% (cost $9,149)                                                               $  8,591
-------------------------------------                                                                 =======


AIM/JNL Premier Equity II Fund
Common Stocks - 93.6%
---------------------
Advertising - 2.0%
   Interpublic Group Cos. Inc.                                                           1            $    35
   Omnicom Group Inc.                                                                    6                266
                                                                                                      -------
                                                                                                          301
Airlines - 2.1%
   Ryanair Holdings Plc - ADR (b)                                                        7                230
   Southwest Airlines Co.                                                                6                 92
                                                                                                      -------
                                                                                                          322
Apparel - 2.5%
   Coach Inc. (b)                                                                        7                390

Banks - 1.2%
   Bank of New York Co. Inc.                                                             5                182

Beverages - 1.8%
   Anheuser-Busch Cos. Inc.                                                              2                 75
   PepsiCo Inc.                                                                          4                207
                                                                                                      -------
                                                                                                          282
Commercial Services - 4.7%
   Accenture Ltd. (b)                                                                   12                219
   Concord EFS Inc. (b)                                                                 10                307
   Robert Half International Inc. (b)                                                    9                198
                                                                                                      -------
                                                                                                          724
Computers - 8.0%
   Affiliated Computer Services Inc. - Class A (b)                                       6                304
   BISYS Group Inc. (b)                                                                 16                526
   Cadence Design Systems Inc. (b)                                                       6                103
   Dell Computer Corp. (b)                                                               7                175
   NetScreen Technologies Inc. (b)                                                       4                 35
   Veritas Software Corp. (b)                                                            5                 97
                                                                                                      -------
                                                                                                        1,240
Diversified Financial Services - 10.7%
   Capital One Financial Corp.                                                           3                171
   Citigroup Inc.                                                                       12                469
   Fannie Mae                                                                            4                288
   Freddie Mac                                                                           5                300
   Lehman Brothers Holdings Inc.                                                         4                238
   Morgan Stanley Dean Witter & Co.                                                      5                202
                                                                                                      -------
                                                                                                        1,668
Electronics - 1.7%
   Celestica Inc. (b)                                                                    9                207
   Flextronics International Ltd. (b)                                                    8                 57
                                                                                                      -------
                                                                                                          264
Engineering & Construction - 1.2%
   Jacobs Engineering Group Inc. (b)                                                     6                191

Healthcare - 11.3%
   Anthem Inc. (b)                                                                       4                250
   Baxter International Inc.                                                             9                413
   HCA Inc.                                                                              8                390
   Laboratory Corp. of America Holdings (b)                                              5                219
   LifePoint Hospitals Inc. (b)                                                          9                338
   WellPoint Health Networks Inc. (b)                                                    2                147
                                                                                                      -------
                                                                                                        1,757
Insurance - 8.9%
   ACE Ltd.                                                                              4                134
   AMBAC Financial Group Inc.                                                            3                181
   American International Group Inc.                                                     5                307
   Everest Re Group Ltd.                                                                 6                313
   Willis Group Holdings Ltd. (b)                                                       14                454
                                                                                                      -------
                                                                                                        1,389
Internet - 0.9%
   Network Associates Inc. (b)                                                           8                145

Leisure Time - 1.1%
   Royal Caribbean Cruises Ltd.                                                          9                168

Manufacturing - 2.1%
   General Electric Co.                                                                 11                331

Media - 4.6%
   Comcast Corp. (b)                                                                     9                212
   Univision Communications Inc. (b)                                                    10                301
   Viacom Inc. - Class B (b)                                                             5                200
                                                                                                      -------
                                                                                                          713
Oil & Gas Producers - 2.9%
   BP Plc - ADR                                                                          2                116
   ENSCO International Inc.                                                              8                226
   Globalsantafe Corp.                                                                   4                107
                                                                                                      -------
                                                                                                          449
Oil & Gas Services - 2.3%
   Baker Hughes Inc.                                                                     4                136
   BJ Services Co. (b)                                                                   6                217
                                                                                                      -------
                                                                                                          353
Pharmaceuticals - 6.7%
   Allergan Inc.                                                                         5                326
   Biovail Corp. (b)                                                                     6                168
   King Pharmaceuticals Inc. (b)                                                         7                147
   Pfizer Inc.                                                                          12                403
                                                                                                      -------
                                                                                                        1,044
Retail - 9.0%
   Abercrombie & Fitch Co. - Class A (b)                                                 5                114
   Advance Auto Parts (b)                                                                1                 76
   Best Buy Co. Inc. (b)                                                                 6                225
   Brinker International Inc. (b)                                                        4                114
   CDW Computer Centers Inc. (b)                                                         6                281
   Target Corp.                                                                          9                358
   Wal-Mart de Mexico SA de CV - Series C                                               68                157
   Williams-Sonoma Inc. (b)                                                              3                 77
                                                                                                      -------
                                                                                                        1,402
Semiconductors - 4.4%
   ASML Holding NV - NYS (b)                                                            12                184
   Microchip Technology Inc. (b)                                                        12                324
   Micron Technology Inc. (b)                                                            9                172
                                                                                                      -------
                                                                                                          680
Software - 2.9%
   First Data Corp.                                                                      5                171
   Microsoft Corp. (b)                                                                   4                219
   PeopleSoft Inc. (b)                                                                   4                 62
                                                                                                      -------
                                                                                                          452
Telecommunications Equipment - 0.6%
   Polycom Inc. (b)                                                                      8                 95

   Total Common Stocks (cost $15,595)                                                                  14,542
                                                                                                      -------

Short Term Investments - 6.4%
-----------------------------
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.89% (a)                                               1                  1

U.S. Government Agencies - 4.5%
Federal Home Loan Bank, 1.87%, 07/01/02                                           $    694                693
U.S. Treasury Bills - 1.9%
   U.S. Treasury Bill, 1.665%, 09/19/02                                                300                299
                                                                                                      -------

   Total Short Term Investments (cost $993)                                                               993
                                                                                                      -------

Total Investments - 100% (cost $16,588)                                                              $ 15,535
---------------------------------------                                                               =======


AIM/JNL Small Cap Growth Fund
Common Stocks - 84.7%
---------------------
Advertising - 0.4%
   Getty Images Inc. (b)                                                                 3            $    59

Aerospace & Defense - 1.6%
   Armor Holdings Inc. (b)                                                               2                 54
   Engineered Support Systems Inc.                                                       1                 68
   Integrated Defense Technologies Inc. (b)                                              1                 41
   Titan Corp. (b)                                                                       4                 75
                                                                                                      -------
                                                                                                          238
Airlines - 0.1%
   Frontier Airlines Inc. (b)                                                            4                 28

Apparel - 0.5%
   Gymboree Corp. (b)                                                                    5                 77

Auto Parts & Equipment - 0.2%
   Superior Industries International Inc.                                                1                 42

Banks - 2.3%
   Greater Bay Bancorp                                                                   2                 55
   Prosperity Bancshares Inc.                                                            3                 60
   Silicon Valley Bancshares (b)                                                         2                 55
   Southwest Bancorp. of Texas Inc. (b)                                                  2                 76
   Sterling Bancshares Inc.                                                              2                 34
   UCBH Holdings Inc.                                                                    1                 42
   Whitney Holding Corp.                                                                 1                 32
                                                                                                      -------
                                                                                                          354
Biotechnology - 2.4%
   Affymetrix Inc. (b)                                                                   3                 68
   Cambrex Corp.                                                                         2                 96
   Charles River Laboratories International Inc. (b)                                     2                 84
   Genencor International Inc. (b)                                                       2                 23
   Integra LifeSciences Holdings Corp. (b)                                               2                 41
   Invitrogen Corp. (b)                                                                  1                 29
   Transkaryotic Therapies Inc. (b)                                                      1                 32
                                                                                                      -------
                                                                                                          373
Chemicals - 0.9%
   OM Group Inc.                                                                         1                 69
   Spartech Corp.                                                                        2                 65
                                                                                                      -------
                                                                                                          134
Commercial Services - 7.8%
   aaiPharma Inc. (b)                                                                    2                 49
   Administaff Inc. (b)                                                                  2                 18
   Advisory Board Co. (b)                                                                2                 58
   Albany Molecular Research Inc. (b)                                                    2                 44
   Apollo Group Inc. (b)                                                                 2                 61
   Career Education Corp. (b)                                                            2                 95
   Corporate Executive Board Co. (b)                                                     3                 96
   Education Management Corp. (b)                                                        2                 81
   Euronet Worldwide Inc. (b)                                                            6                102
   First Health Group Corp. (b)                                                          3                 79
   Forrester Research Inc. (b)                                                           2                 41
   Heidrick & Struggles Inc. (b)                                                         2                 42
   Icon Plc - ADR (b)                                                                    1                 26
   Iron Mountain Inc. (b)                                                                3                 79
   NCO Group Inc. (b)                                                                    2                 46
   Pharmaceutical Product Development Inc. (b)                                           3                 71
   PRG-Schultz International Inc. (b)                                                    3                 34
   Rent-A-Center Inc. (b)                                                                2                128
   Steiner Leisure Ltd. (b)                                                              3                 49
                                                                                                      -------
                                                                                                        1,199
Computers - 3.0%
   CACI International Inc. - Class A (b)                                                 2                 81
   Catapult Communications Corp. (b)                                                     2                 42
   Concurrent Computer Corp. (b)                                                         6                 26
   FactSet Research Systems Inc.                                                         2                 71
   Kronos Inc. (b)                                                                       1                 43
   M-Systems Flash Disk Pioneers Ltd. (b)                                                3                 23
   MCSi Inc. (b)                                                                         3                 31
   Silicon Storage Technology Inc. (b)                                                   5                 37
   Tivo Inc. (b)                                                                         6                 20
   Tripos Inc. (b)                                                                       1                 24
   Virage Logic Corp. (b)                                                                4                 53
                                                                                                      -------
                                                                                                          451
Distribution & Wholesale - 0.6%
   Bell Microproducts Inc. (b)                                                           3                 23
   ScanSource Inc. (b)                                                                   1                 73
                                                                                                      -------
                                                                                                           96
Diversified Financial Services - 0.6%
   Affiliated Managers Group Inc. (b)                                                    1                 61
   Doral Financial Corp.                                                                 1                 37
                                                                                                      -------
                                                                                                           98
Electrical Components & Equipment - 0.9%
   Advanced Energy Industries Inc. (b)                                                   1                 29
   Power-One Inc. (b)                                                                    5                 32
   Wilson Greatbatch Technologies Inc. (b)                                               3                 76
                                                                                                      -------
                                                                                                          137
Electronics - 4.2%
   Avnet Inc.                                                                            2                 40
   Cymer Inc. (b)                                                                        2                 63
   FEI Co. (b)                                                                           3                 74
   Flir Systems Inc. (b)                                                                 2                 67
   Ii-Vi Inc. (b)                                                                        2                 31
   Keithley Instruments Inc.                                                             3                 36
   Kemet Corp. (b)                                                                       3                 61
   Photon Dynamics Inc. (b)                                                              3                102
   Tektronix Inc. (b)                                                                    3                 52
   Varian Inc. (b)                                                                       3                112
                                                                                                      -------
                                                                                                          638
Entertainment - 1.2%
   Alliance Gaming Corp. (b)                                                             3                 42
   Macrovision Corp. (b)                                                                 3                 43
   Regal Entertainment Group - Class A (b)                                               2                 40
   Shuffle Master Inc. (b)                                                               3                 51
                                                                                                      -------
                                                                                                          176
Environmental Control - 1.2%
   Stericycle Inc. (b)                                                                   2                 78
   Tetra Tech Inc. (b)                                                                   2                 30
   Waste Connections Inc. (b)                                                            2                 75
                                                                                                      -------
                                                                                                          183
Food - 2.2%
   Hain Celestial Group Inc. (b)                                                         4                 65
   Horizon Organic Holding Corp. (b)                                                     2                 42
   Performance Food Group Co. (b)                                                        3                 95
   United Natural Foods Inc. (b)                                                         3                 66
   Whole Foods Market Inc. (b)                                                           1                 68
                                                                                                      -------
                                                                                                          336
Healthcare - 8.0%
   Align Technology Inc. (b)                                                             4                 15
   Bruker Axs Inc. (b)                                                                   7                 10
   Bruker Daltonics Inc. (b)                                                             4                 16
   Centene Corp. (b)                                                                     1                 43
   Covance Inc. (b)                                                                      2                 38
   CTI Molecular Imaging Inc. (b)                                                        2                 39
   DaVita Inc. (b)                                                                       3                 67
   Diagnostic Products Corp.                                                             1                 41
   Dianon Systems Inc. (b)                                                               1                 75
   Haemonetics Corp. (b)                                                                 1                 18
   ICU Medical Inc. (b)                                                                  2                 65
   Impath Inc. (b)                                                                       2                 38
   Laboratory Corp. of America Holdings (b)                                              1                 59
   LifePoint Hospitals Inc. (b)                                                          4                134
   Med-Design Corp. (b)                                                                  4                 52
   Pediatrix Medical Group Inc. (b)                                                      2                 42
   Province Healthcare Co. (b)                                                           3                 68
   Select Medical Corp. (b)                                                              2                 33
   STERIS Corp. (b)                                                                      3                 54
   Techne Corp. (b)                                                                      2                 68
   Therasense Inc. (b)                                                                   4                 70
   Triad Hospitals Inc. (b)                                                              3                119
   Zoll Medical Corp. (b)                                                                2                 65
                                                                                                      -------
                                                                                                        1,229
Home Builders - 1.0%
   DR Horton Inc.                                                                        2                 55
   Monaco Coach Corp. (b)                                                                2                 51
   Toll Brothers Inc. (b)                                                                1                 41
                                                                                                      -------
                                                                                                          147
Household Products - 0.3%
   Fossil Inc. (b)                                                                       2                 42

Insurance - 0.7%
   Fidelity National Financial Inc.                                                      2                 55
   HCC Insurance Holdings Inc.                                                           2                 55
                                                                                                      -------
                                                                                                          110
Internet - 3.1%
   Avocent Corp. (b)                                                                     3                 50
   Digital Insight Corp. (b)                                                             1                 20
   DoubleClick Inc. (b)                                                                  3                 24
   Internet Security Systems Inc. (b)                                                    2                 28
   Macromedia Inc. (b)                                                                   6                 50
   McAfee.com Corp. (b)                                                                  3                 41
   Netegrity Inc. (b)                                                                    2                 15
   OneSource Information Services Inc. (b)                                               3                 23
   PayPal Inc. (b)                                                                       4                 85
   SkillSoft Corp. (b)                                                                   3                 22
   SonicWALL Inc. (b)                                                                    6                 28
   Websense Inc. (b)                                                                     3                 87
                                                                                                      -------
                                                                                                          473
Iron & Steel - 0.3%
   Gibraltar Steel Corp.                                                                 2                 47

Leisure Time - 0.3%
   Pegasus Solutions Inc. (b)                                                            3                 44

Lodging - 0.7%
   Station Casinos Inc. (b)                                                              3                 48
   Sun International Hotels Ltd. (b)                                                     2                 52
                                                                                                      -------
                                                                                                          100
Machinery - 0.5%
   AGCO Corp. (b)                                                                        2                 37
   Manitowoc Co.                                                                         1                 39
                                                                                                      -------
                                                                                                           76
Manufacturing - 0.4%
   Applied Films Corp. (b)                                                               4                 42
   Summa Industries Inc. (b)                                                             1                 14
                                                                                                      -------
                                                                                                           56
Media - 1.6%
   Cox Radio Inc. (b)                                                                    2                 38
   Entercom Communications Corp. (b)                                                     1                 37
   Entravision Communications Corp. (b)                                                  6                 67
   Radio One Inc. (b)                                                                    3                 46
   Radio One Inc. - Class D (b)                                                          4                 54
                                                                                                      -------
                                                                                                          242
Metal Fabrication & Hardware - 0.5%
   Shaw Group Inc. (b)                                                                   3                 80

Oil & Gas Producers - 2.4%
   Forest Oil Corp. (b)                                                                  2                 45
   Newfield Exploration Co. (b)                                                          2                 67
   Patterson-UTI Energy Inc. (b)                                                         4                116
   Pride International Inc. (b)                                                          4                 64
   Spinnaker Exploration Co. (b)                                                         2                 76
                                                                                                      -------
                                                                                                          368
Oil & Gas Services - 2.8%
   CAL Dive International Inc. (b)                                                       5                105
   Hanover Compressor Co. (b)                                                            2                 28
   Key Energy Services Inc. (b)                                                          4                 40
   National-Oilwell Inc. (b)                                                             2                 38
   Newpark Resources Inc. (b)                                                            6                 40
   Tetra Technologies Inc. (b)                                                           2                 56
   Universal Compression Holdings Inc. (b)                                               4                 89
   Willbros Group Inc. (b)                                                               2                 36
                                                                                                      -------
                                                                                                          432
Pharmaceuticals - 4.8%
   Accredo Health Inc. (b)                                                               3                116
   Array Biopharma Inc. (b)                                                              5                 47
   Barr Laboratories Inc. (b)                                                            1                 45
   Cephalon Inc. (b)                                                                     1                 41
   Connetics Corp. (b)                                                                   4                 49
   Express Scripts Inc. - Class A (b)                                                    1                 70
   First Horizon Pharmaceutical Corp. (b)                                                3                 64
   Medicis Pharmaceutical Corp. - Class A (b)                                            2                 77
   Pain Therapeutics Inc. (b)                                                            3                 28
   Priority Healthcare Corp. (b)                                                         2                 49
   Sangstat Medical Corp. (b)                                                            4                 94
   Taro Pharmaceuticals Industries Ltd. (b)                                              2                 51
                                                                                                      -------
                                                                                                          731
Retail - 11.7%
   Chico's Fas Inc. (b)                                                                  4                134
   Christopher & Banks Corp. (b)                                                         4                182
   Circuit City Stores Inc. - Carmax Group (b)                                           3                 67
   Copart Inc. (b)                                                                       4                 60
   DEB Shops Inc.                                                                        1                 47
   dELiA*s Corp. - Class A (b)                                                           6                 28
   Fred's Inc.                                                                           2                 77
   GameStop Corp. (b)                                                                    3                 71
   HOT Topic Inc. (b)                                                                    4                101
   Insight Enterprises Inc. (b)                                                          4                103
   J. Jill Group Inc. (b)                                                                3                106
   Krispy Kreme Doughnuts Inc. (b)                                                       2                 55
   Pacific Sunwear of California (b)                                                     3                 69
   Panera Bread Co. - Class A (b)                                                        3                 97
   PF Chang's China Bistro Inc. (b)                                                      3                 85
   Rare Hospitality International Inc. (b)                                               3                 81
   Sonic Corp. (b)                                                                       4                121
   Too Inc. (b)                                                                          3                 99
   Tweeter Home Entertainment Group Inc. (b)                                             2                 36
   Ultimate Electronics Inc. (b)                                                         1                 36
   Urban Outfitters Inc. (b)                                                             1                 39
   Wet Seal Inc. (b)                                                                     4                 89
                                                                                                      -------
                                                                                                        1,783
Semiconductors - 7.2%
   Actel Corp. (b)                                                                       3                 65
   ASE Test Ltd. (b)                                                                     5                 44
   Asyst Technologies Inc. (b)                                                           5                 92
   AXT Inc. (b)                                                                          3                 27
   ChipPAC Inc. (b)                                                                     11                 67
   Credence Systems Corp. (b)                                                            3                 59
   Cree Inc. (b)                                                                         4                 54
   Exar Corp. (b)                                                                        3                 61
   Integrated Circuit Systems Inc. (b)                                                   4                 83
   Intersil Corp. (b)                                                                    3                 54
   Kopin Corp. (b)                                                                       7                 46
   Kulicke & Soffa Industries Inc. (b)                                                   3                 35
   Microtune Inc. (b)                                                                    2                 19
   Mips Technologies Inc. - Class A (b)                                                  6                 34
   Mykrolis Corp. (b)                                                                    4                 48
   O2Micro International Ltd. (b)                                                        4                 42
   Pixelworks Inc. (b)                                                                   3                 29
   PLX Technology Inc. (b)                                                               5                 19
   Skyworks Solutions Inc. (b)                                                           2                 12
   Trikon Technologies Inc. (b)                                                          2                 15
   Triquint Semiconductor Inc. (b)                                                       6                 35
   Varian Semiconductor Equipment Associates Inc. (b)                                    2                 71
   Zoran Corp. (b)                                                                       4                 90
                                                                                                      -------
                                                                                                        1,101
Software - 5.9%
   Acclaim Entertainment Inc. (b)                                                       11                 39
   Activision Inc. (b)                                                                   2                 70
   Aspen Technology Inc. (b)                                                             2                 18
   Cerner Corp. (b)                                                                      3                120
   Cognos Inc. (b)                                                                       1                 24
   Documentum Inc. (b)                                                                   4                 53
   EPIQ Systems Inc. (b)                                                                 2                 26
   InterCept Inc. (b)                                                                    1                 29
   JDA Software Group Inc. (b)                                                           2                 59
   Micromuse Inc. (b)                                                                    2                 11
   MSC.Software Corp. (b)                                                                2                 21
   National Instruments Corp. (b)                                                        3                 91
   Pinnacle Systems Inc. (b)                                                             7                 76
   Pixar Inc. (b)                                                                        2                 79
   Probusiness Services Inc. (b)                                                         5                 66
   Red Hat Inc. (b)                                                                     10                 56
   Take-Two Interactive Software Inc. (b)                                                3                 67
                                                                                                      -------
                                                                                                          905
Storage/Warehousing - 0.2%
   Mobile Mini Inc. (b)                                                                  1                 24

Telecommunications - 0.2%
   Intrado Inc. (b)                                                                      2                 35

Telecommunications Equipment - 1.2%
   Aeroflex Inc. (b)                                                                     6                 40
   Anaren Microwave Inc. (b)                                                             3                 28
   CommScope Inc. (b)                                                                    2                 29
   Polycom Inc. (b)                                                                      4                 44
   Utstarcom Inc. (b)                                                                    2                 47
                                                                                                      -------
                                                                                                          188
Transportation - 0.6%
   Gulfmark Offshore Inc. (b)                                                            2                 87

Wireless Telecommunications - 0.2%
   Powerwave Technologies Inc. (b)                                                       4                 39
                                                                                                      -------

   Total Common Stocks (cost $13,850)                                                                  12,958
                                                                                                      -------

Short Term Investments - 15.3%
------------------------------
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.89% (a)                                               1                  1
U.S. Government Agencies - 15.3%
   Federal Home Loan Bank, 1.87%, 07/01/02                                        $  2,334              2,334
                                                                                                      -------

   Total Short Term Investments (cost $2,335)                                                           2,335
                                                                                                      -------

Total Investments - 100% (cost $16,185)                                                              $ 15,293
--------------------------------------                                                                =======


Alger/JNL Growth Fund
Common Stocks - 100.0%
---------------------
Aerospace & Defense - 4.9%
   General Dynamics Corp.                                                               56            $ 5,914
   Lockheed Martin Corp.                                                                90              6,250
                                                                                                      -------
                                                                                                       12,164
Banks - 3.9%
   Fifth Third Bancorp                                                                  38              2,548
   Mellon Financial Corp.                                                              148              4,636
   Wells Fargo & Co.                                                                    51              2,528
                                                                                                      -------
                                                                                                        9,712
Beverages - 1.4%
   Anheuser-Busch Cos. Inc.                                                             69              3,471

Biotechnology - 1.7%
   IDEC Pharmaceuticals Corp. (b)                                                       71              2,520
   Immunex Corp. (b)                                                                    70              1,571
                                                                                                      -------
                                                                                                        4,091
Building Materials - 1.2%
   Masco Corp.                                                                         105              2,837

Commercial Services - 3.0%
   Cendant Corp. (b)                                                                   120              1,903
   Concord EFS Inc. (b)                                                                186              5,608
                                                                                                      -------
                                                                                                        7,511
Computers - 6.2%
   Dell Computer Corp. (b)                                                             268              6,995
   Sun Microsystems Inc. (b)                                                         1,241              6,218
   Veritas Software Corp. (b)                                                          114              2,264
                                                                                                      -------
                                                                                                       15,477
Cosmetics & Personal Care - 4.3%
   Avon Products Inc.                                                                   76              3,967
   Procter & Gamble Co.                                                                 75              6,671
                                                                                                      -------
                                                                                                       10,638
Diversified Financial Services - 4.9%
   Capital One Financial Corp.                                                          68              4,133
   Citigroup Inc.                                                                       65              2,516
   Freddie Mac                                                                          31              1,877
   JP Morgan Chase & Co.                                                               103              3,487
                                                                                                      -------
                                                                                                       12,013
Electric - 0.7%
   Duke Energy Corp.                                                                    58              1,813

Healthcare - 15.2%
   Baxter International Inc.                                                           164              7,284
   HCA Inc.                                                                            104              4,960
   Johnson & Johnson                                                                   129              6,745
   Medtronic Inc.                                                                      120              5,142
   Tenet Healthcare Corp. (b)                                                           92              6,613
   UnitedHealth Group Inc.                                                              77              7,047
                                                                                                      -------
                                                                                                       37,791
Insurance - 5.4%
   Chubb Corp.                                                                          97              6,860
   XL Capital Ltd.                                                                      79              6,670
                                                                                                      -------
                                                                                                       13,530
Internet - 4.1%
   eBay Inc. (b)                                                                       164             10,134

Leisure Time - 1.5%
   Carnival Corp.                                                                      139              3,852

Manufacturing - 1.6%
   3M Co.                                                                               33              4,096

Media - 1.7%
   Viacom Inc. - Class B (b)                                                            97              4,313

Oil & Gas Producers - 3.2%
   Anadarko Petroleum Corp.                                                             37              1,846
   ChevronTexaco Corp.                                                                  62              5,518
   Nabors Industries Ltd. (b)                                                           17                616
                                                                                                      -------
                                                                                                        7,980
Pharmaceuticals - 7.6%
   Pfizer Inc.                                                                         218              7,643
   Pharmacia Corp.                                                                     134              5,009
   Wyeth                                                                               121              6,173
                                                                                                      -------
                                                                                                       18,825
Retail - 10.8%
   Home Depot Inc.                                                                      35              1,273
   Lowe's Cos. Inc.                                                                    155              7,049
   Sears Roebuck & Co.                                                                  36              1,949
   Target Corp.                                                                        168              6,387
   TJX Cos. Inc.                                                                        63              1,228
   Wal-Mart Stores Inc.                                                                134              7,377
   Walgreen Co.                                                                         41              1,599
                                                                                                      -------
                                                                                                       26,862
Semiconductors - 6.7%
   Applied Materials Inc. (b)                                                          264              5,023
   Intel Corp.                                                                         177              3,226
   Maxim Integrated Products Inc. (b)                                                   61              2,353
   Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)                               475              6,171
                                                                                                      -------
                                                                                                       16,773
Software - 8.1%
   First Data Corp.                                                                    166              6,168
   Microsoft Corp. (b)                                                                 153              8,362
   Siebel Systems Inc. (b)                                                             386              5,487
                                                                                                      -------
                                                                                                       20,017

Telecommunications - 0.8%
   BellSouth Corp.                                                                      63              1,987

Transportation - 1.1%
   FedEx Corp.                                                                          50              2,653
                                                                                                      -------

   Total Common Stocks (cost $272,154)                                                                248,540
                                                                                                      -------

Total Investments - 100% (cost $272,154)                                                             $248,540
---------------------------------------                                                               =======


Alliance Capital/JNL Growth Fund
Common Stocks - 98.7%
---------------------
Beverages - 1.5%
   Anheuser-Busch Cos. Inc.                                                             26            $ 1,275
   PepsiCo Inc.                                                                          8                390
                                                                                                      -------
                                                                                                        1,665
Biotechnology - 1.7%
   Amgen Inc. (b)                                                                       45              1,864

Commercial Services - 1.6%
   Concord EFS Inc. (b)                                                                 56              1,679

Computers - 1.5%
   Dell Computer Corp. (b)                                                              29                750
   Electronic Data Systems Corp.                                                        18                672
   Veritas Software Corp. (b)                                                            8                154
                                                                                                      -------
                                                                                                        1,576
Cosmetics & Personal Care - 1.2%
   Avon Products Inc.                                                                   11                554
   Procter & Gamble Co.                                                                  9                759
                                                                                                      -------
                                                                                                        1,313
Diversified Financial Services - 20.1%
   Citigroup Inc.                                                                      142              5,486
   Fannie Mae                                                                           12                915
   Freddie Mac                                                                          77              4,700
   Goldman Sachs Group Inc.                                                             12                866
   Household International Inc.                                                         31              1,516
   Lehman Brothers Holdings Inc.                                                        11                663
   MBNA Corp.                                                                          160              5,281
   Merrill Lynch & Co. Inc.                                                             47              1,891
   Morgan Stanley Dean Witter & Co.                                                      4                164
                                                                                                      -------
                                                                                                       21,482
Healthcare - 12.0%
   Baxter International Inc.                                                            35              1,552
   Johnson & Johnson                                                                    48              2,508
   Medtronic Inc.                                                                       36              1,525
   Tenet Healthcare Corp. (b)                                                           46              3,263
   UnitedHealth Group Inc.                                                              36              3,277
   WellPoint Health Networks Inc. (b)                                                    9                731
                                                                                                      -------
                                                                                                       12,856
Insurance - 5.1%
   ACE Ltd.                                                                             23                727
   American International Group Inc.                                                    55              3,780
   Progressive Corp.                                                                     2                133
   Travelers Property Casualty Corp. - Class A (b)                                      48                844
                                                                                                      -------
                                                                                                        5,484
Leisure Time - 1.1%
   Harley-Davidson Inc.                                                                 23              1,154

Manufacturing - 3.6%
   General Electric Co.                                                                132              3,832

Media - 6.8%
   AOL Time Warner Inc. (b)                                                            123              1,802
   Clear Channel Communications Inc. (b)                                                29                922
   Comcast Corp. (b)                                                                    46              1,099
   Viacom Inc. - Class B (b)                                                            76              3,390
                                                                                                      -------
                                                                                                        7,213
Pharmaceuticals - 9.8%
   Cardinal Health Inc.                                                                 45              2,746
   Pfizer Inc.                                                                         186              6,501
   Wyeth                                                                                24              1,249
                                                                                                      -------
                                                                                                       10,496
Retail - 17.2%
   Best Buy Co. Inc. (b)                                                                12                436
   Home Depot Inc.                                                                     132              4,848
   Kohl's Corp. (b)                                                                     88              6,174
   Target Corp.                                                                         49              1,867
   Wal-Mart Stores Inc.                                                                 46              2,541
   Walgreen Co.                                                                         64              2,465
                                                                                                      -------
                                                                                                       18,331
Semiconductors - 3.5%
   Applied Materials Inc. (b)                                                           32                602
   Intel Corp.                                                                         109              1,991
   Maxim Integrated Products Inc. (b)                                                   15                575
   Texas Instruments Inc.                                                               22                526
                                                                                                      -------
                                                                                                        3,694
Software - 6.4%
   First Data Corp.                                                                     44              1,652
   Microsoft Corp. (b)                                                                  95              5,169
                                                                                                      -------
                                                                                                        6,821
Telecommunications Equipment - 4.9%
   Cisco Systems Inc. (b)                                                              190              2,653
   Nokia Corp. - ADR                                                                   175              2,540
                                                                                                      -------
                                                                                                        5,193
Tobacco - 0.7%
   Philip Morris Cos. Inc.                                                              18                786
                                                                                                      -------

   Total Common Stocks (cost $127,667)                                                                105,439
                                                                                                      -------

Short Term Investments - 1.3%
-----------------------------
Money Market Funds - 1.3%
   Dreyfus Cash Management Plus, 1.89% (a)                                           1,348              1,348
                                                                                                      -------

   Total Short Term Investments (cost $1,348)                                                           1,348
                                                                                                      -------

Total Investments - 100% (cost $129,015)                                                             $106,787
----------------------------------------                                                              =======


Eagle/JNL Core Equity Fund
Common Stocks - 93.2%
---------------------
Advertising - 0.3%
   Omnicom Group Inc.                                                                   12            $   550

Airlines - 0.4%
   Southwest Airlines Co.                                                               50                808

Auto Parts & Equipment - 1.0%
   American Axle & Manufacturing Holdings Inc. (b)                                       8                244
   Delphi Corp.                                                                        110              1,452
                                                                                                      -------
                                                                                                        1,696
Banks - 6.2%
   Bank of America Corp.                                                                21              1,478
   Bank of New York Co. Inc.                                                            29                989
   Charter One Financial Inc.                                                           29              1,011
   Compass Bancshares Inc.                                                              49              1,646
   Synovus Financial Corp.                                                              36                988
   US Bancorp                                                                           54              1,252
   Wells Fargo & Co.                                                                    56              2,795
                                                                                                      -------
                                                                                                       10,159
Beverages - 1.5%
   Anheuser-Busch Cos. Inc.                                                             41              2,055
   PepsiCo Inc.                                                                          9                434
                                                                                                      -------
                                                                                                        2,489
Building Materials - 0.5%
   Masco Corp.                                                                          28                762

Chemicals - 3.6%
   Du Pont (E.I.) de Nemours & Co.                                                      25              1,121
   Lyondell Chemical Co.                                                                26                385
   Praxair Inc.                                                                         31              1,743
   Rohm & Haas Co.                                                                      54              2,186
   Sherwin-Williams Co.                                                                 16                473
                                                                                                      -------
                                                                                                        5,908
Computers - 2.1%
   Brocade Communications Systems Inc. (b)                                              48                834
   Dell Computer Corp. (b)                                                              51              1,336
   International Business Machines Corp.                                                18              1,270
                                                                                                      -------
                                                                                                        3,440
Cosmetics & Personal Care - 1.1%
   Avon Products Inc.                                                                    9                444
   Colgate-Palmolive Co.                                                                13                661
   Procter & Gamble Co.                                                                  7                643
                                                                                                      -------
                                                                                                        1,748
Diversified Financial Services - 10.3%
   American Express Co.                                                                 17                634
   Capital One Financial Corp.                                                          17              1,032
   Citigroup Inc.                                                                      127              4,906
   Fannie Mae                                                                            5                384
   Freddie Mac                                                                          41              2,491
   Goldman Sachs Group Inc.                                                             27              1,962
   JP Morgan Chase & Co.                                                                67              2,257
   Lehman Brothers Holdings Inc.                                                        50              3,135
                                                                                                      -------
                                                                                                       16,801
Electric - 1.4%
   NiSource Inc.                                                                        20                437
   TECO Energy Inc.                                                                     74              1,834
                                                                                                      -------
                                                                                                        2,271
Electronics - 0.4%
   Celestica Inc. (b)                                                                    9                211
   Koninklijke Philips Electronics NV - NYS                                             17                461
                                                                                                      -------
                                                                                                          672
Food - 2.3%
   General Mills Inc.                                                                   12                528
   Kraft Foods Inc.                                                                     27              1,106
   Kroger Co. (b)                                                                       12                241
   Smithfield Foods Inc. (b)                                                            49                911
   Sysco Corp.                                                                          37              1,013
                                                                                                      -------
                                                                                                        3,799
Forest Products & Paper - 1.3%
   International Paper Co.                                                              48              2,092

Gas - 0.4%
   UGI Corp.                                                                            18                575

Healthcare - 4.5%
   Baxter International Inc.                                                            18                793
   Guidant Corp. (b)                                                                     5                163
   HCA Inc.                                                                             61              2,895
   Johnson & Johnson                                                                    24              1,270
   Medtronic Inc.                                                                       18                763
   Tenet Healthcare Corp. (b)                                                            4                286
   UnitedHealth Group Inc.                                                               6                517
   WellPoint Health Networks Inc. (b)                                                    8                604
                                                                                                      -------
                                                                                                        7,291
Insurance - 3.6%
   AFLAC Inc.                                                                           17                536
   American International Group Inc.                                                     9                598
   Hartford Financial Services Group Inc.                                               35              2,081
   Marsh & McLennan Cos. Inc.                                                            8                814
   MetLife Inc.                                                                         39              1,123
   Travelers Property Casualty Corp. - Class A (b)                                      43                753
                                                                                                      -------
                                                                                                        5,905
Iron & Steel - 0.5%
   AK Steel Holding Corp. (b)                                                           39                497
   United States Steel Corp.                                                            19                378
                                                                                                      -------
                                                                                                          875
Machinery - 2.3%
   Caterpillar Inc.                                                                     20                979
   Deere & Co.                                                                          18                862
   Dover Corp.                                                                          56              1,953
                                                                                                      -------
                                                                                                        3,794
Manufacturing - 4.3%
   Cooper Industries Ltd. - Class A                                                     44              1,710
   General Electric Co.                                                                 82              2,367
   Harsco Corp.                                                                         22                825
   SPX Corp. (b)                                                                        18              2,112
                                                                                                        7,014
Media - 4.4%
   Comcast Corp. (b)                                                                    33                785
   COX Communications Inc. (b)                                                          15                417
   Gannett Co. Inc.                                                                     29              2,190
   Liberty Media Corp. (b)                                                              31                309
   McGraw-Hill Cos. Inc.                                                                12                698
   Viacom Inc. - Class A (b)                                                            49              2,156
   Viacom Inc. - Class B (b)                                                            13                588
                                                                                                        7,143
Oil & Gas Producers - 8.5%
   BP Plc - ADR                                                                         64              3,253
   ChevronTexaco Corp.                                                                   8                743
   Conoco Inc.                                                                          51              1,419
   Exxon Mobil Corp.                                                                    56              2,271
   Globalsantafe Corp.                                                                  53              1,450
   Ocean Energy Inc.                                                                    70              1,517
   Royal Dutch Petroleum Co. - NYS                                                      40              2,211
   Transocean Inc.                                                                      36              1,106
                                                                                                       13,970
Oil & Gas Services - 1.0%
   Hanover Compressor Co. (b)                                                          122              1,650

Pharmaceuticals - 7.7%
   Bristol-Myers Squibb Co.                                                             55              1,425
   Eli Lilly & Co.                                                                      14                801
   Forest Laboratories Inc. (b)                                                          7                492
   King Pharmaceuticals Inc. (b)                                                        13                286
   Merck & Co. Inc.                                                                     36              1,841
   Pfizer Inc.                                                                          85              2,984
   Pharmacia Corp.                                                                      84              3,161
   Wyeth                                                                                33              1,687
                                                                                                      -------
                                                                                                       12,677
Pipelines - 1.2%
   El Paso Corp.                                                                        98              2,027

Real Estate - 1.5%
   Boston Properties Inc.                                                                8                320
   Equity Office Properties Trust                                                       17                511
   General Growth Properties Inc.                                                       10                510
   Health Care Property Investors Inc.                                                   9                367
   Public Storage Inc.                                                                  11                408
   Vornado Realty Trust                                                                  8                370
                                                                                                      -------
                                                                                                        2,486
Retail - 6.2%
   American Eagle Outfitters Inc. (b)                                                   38                803
   Costco Wholesale Corp. (b)                                                           24                929
   Federated Department Stores Inc. (b)                                                 47              1,865
   Home Depot Inc.                                                                      47              1,712
   Lowe's Cos. Inc.                                                                     11                504
   Wal-Mart Stores Inc.                                                                 63              3,460
   Wendy's International Inc.                                                           24                942
                                                                                                      -------
                                                                                                       10,215
Semiconductors - 3.8%
   ChipPAC Inc. (b)                                                                     53                326
   Intel Corp.                                                                          24                436
   Linear Technology Corp.                                                               9                281
   Maxim Integrated Products Inc. (b)                                                    6                230
   Micron Technology Inc. (b)                                                           31                628
   National Semiconductor Corp. (b)                                                     11                330
   Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)                                84              1,093
   Texas Instruments Inc.                                                               63              1,487
   United Microelectronics Corp. - ADR (b)                                             186              1,363
                                                                                                      -------
                                                                                                        6,174
Software - 4.1%
   Automatic Data Processing Inc.                                                        9                405
   Electronic Arts Inc. (b)                                                             12                776
   Intuit Inc. (b)                                                                      22              1,101
   Microsoft Corp. (b)                                                                  80              4,360
                                                                                                      -------
                                                                                                        6,642
Telecommunications - 3.5%
   BellSouth Corp.                                                                      25                787
   SBC Communications Inc.                                                              58              1,763
   Verizon Communications Inc.                                                          81              3,236
                                                                                                      -------
                                                                                                        5,786
Telecommunications Equipment - 1.3%
   ADC Telecommunications Inc. (b)                                                     323                740
   Cisco Systems Inc. (b)                                                              102              1,417
                                                                                                      -------
                                                                                                        2,157
Tobacco - 0.7%
   Philip Morris Cos. Inc.                                                              25              1,081

Transportation - 1.1%
   United Parcel Service Inc.                                                           29              1,763

Wireless Telecommunications - 0.2%
   Nextel Communications Inc. (b)                                                       98                315
                                                                                                      -------

   Total Common Stocks (cost $161,812)                                                                152,735
                                                                                                      -------

Corporate Bonds - 1.3%
----------------------
Healthcare - 0.4%
   Community Health Systems Inc.,
         4.25%, 10/15/08 (e) (j)                                                  $    575                604
Insurance - 0.4%
   Loews Corp., 3.125%, 09/15/07 (j)                                                   750                653

Media - 0.5%
   Charter Communications Inc., 4.75%, 06/01/06 (j)                                    510                230
   Liberty Media Corp.
         3.25%, 03/15/31 (j)                                                           290                274
         3.25%, 03/15/31 (e) (j)                                                       330                312
                                                                                                      -------
                                                                                                          816
                                                                                                      -------

   Total Corporate Bonds (cost $2,325)                                                                  2,073
                                                                                                      -------
Preferred Stocks - 1.6%
-----------------------
Electric - 0.2%
   Reliant Energy Inc., 2.00%                                                           11                270

Food - 0.7%
   Suiza Capital Trust II, 5.50%                                                        21              1,110

Insurance - 0.4%
   Travelers Property Casualty Corp.                                                    31                726

Oil & Gas Services - 0.3%
   Hanover Compressor Capital Trust                                                     12                516
                                                                                                      -------

   Total Preferred Stocks (cost $3,051)                                                                 2,622
                                                                                                      -------

Short Term Investments - 3.9%
-----------------------------
Money Market Funds - 3.9%
   Dreyfus Cash Management Plus, 1.89% (a)                                           6,309              6,309
                                                                                                      -------

   Total Short Term Investments (cost $6,309)                                                           6,309
                                                                                                      -------

Total Investments - 100% (cost $173,497)                                                             $163,739
----------------------------------------                                                              =======


Eagle/JNL SmallCap Equity Fund
Common Stocks - 95.0%
---------------------
Aerospace & Defense - 2.2%
   Titan Corp. (b)                                                                     139            $ 2,533

Banks - 1.9%
   Colonial BancGroup Inc.                                                              40                600
   Trustco Bank Corp.                                                                  127              1,673
                                                                                                      -------
                                                                                                        2,273
Biotechnology - 2.2%
   Serologicals Corp. (b)                                                              141              2,579

Chemicals - 2.2%
   OM Group Inc.                                                                        41              2,530

Commercial Services - 1.9%
   Spherion Corp. (b)                                                                  187              2,225

Computers - 2.2%
   FactSet Research Systems Inc.                                                        88              2,629

Distribution & Wholesale - 3.0%
   Hughes Supply Inc.                                                                   79              3,547

Diversified Financial Services - 0.6%
   SoundView Technology Group Inc. (b)                                                 385                655

Electrical Components & Equipment - 2.4%
   Artesyn Technologies Inc. (b)                                                       292              1,892
   General Cable Corp.                                                                 140                882
                                                                                                      -------
                                                                                                        2,774
Electronics - 9.5%
   Coherent Inc. (b)                                                                   136              4,003
   Gentex Corp. (b)                                                                    135              3,708
   OYO Geospace Corp. (b)                                                               70                701
   Rockford Corp. (b)                                                                   50                500
   Varian Inc. (b)                                                                      68              2,231
                                                                                                      -------
                                                                                                       11,143
Entertainment - 5.2%
   Alliance Gaming Corp. (b)                                                           223              2,724
   Magna Entertainment Corp. (b)                                                       347              2,426
   Scientific Games Corp. - Class A (b)                                                120                953
                                                                                                      -------
                                                                                                        6,103

Environmental Control - 1.1%
   IMCO Recycling Inc. (b)                                                             135              1,334

Food - 1.0%
   Interstate Bakeries                                                                  39              1,126

Healthcare - 11.6%
   American Medical Security Group Inc. (b)                                             46              1,101
   American Medical Systems Holdings Inc. (b)                                          110              2,197
   Beverly Enterprises Inc. (b)                                                        369              2,808
   Edwards Lifesciences Corp. (b)                                                      104              2,401
   Horizon Health Corp. (b)                                                            140              2,753
   Pediatrix Medical Group Inc. (b)                                                     61              1,513
   Unilab Corp. (b)                                                                     31                835
                                                                                                      -------
                                                                                                       13,608
Home Builders - 0.3%
   WCI Communities Inc. (b)                                                             13                376

Home Furnishings - 4.6%
   Applica Inc. (b)                                                                    250              3,094
   Universal Electronics Inc. (b)                                                      156              2,338
                                                                                                      -------
                                                                                                        5,432
Internet - 1.2%
   ProQuest Co. (b)                                                                     40              1,402

Investment Companies - 1.6%
   MCG Capital Corp.                                                                   111              1,846

Leisure Time - 3.1%
   Multimedia Games Inc. (b)                                                           167              3,642

Machinery - 1.1%
   Cognex Corp. (b)                                                                     64              1,283

Media - 2.8%
   Emmis Communications Corp. (b)                                                       65              1,378
   Mediacom Communications Corp. (b)                                                   239              1,860
                                                                                                      -------
                                                                                                        3,238
Oil & Gas Producers - 4.3%
   Patterson-UTI Energy Inc. (b)                                                       146              4,121
   Spinnaker Exploration Co. (b)                                                        25                901
                                                                                                      -------
                                                                                                        5,022
Oil & Gas Services - 0.3%
   Willbros Group Inc. (b)                                                              24                408

Pharmaceuticals - 2.6%
   Cima Labs Inc. (b)                                                                   26                615
   Medicis Pharmaceutical Corp. - Class A (b)                                           58              2,480
                                                                                                      -------
                                                                                                        3,095
Retail - 7.3%
   Cash America International Inc.                                                     389              3,573
   Genesco Inc. (b)                                                                    148              3,592
   MSC Industrial Direct Co. Inc. (b)                                                   69              1,346
                                                                                                      -------
                                                                                                        8,511
Savings & Loans - 3.0%
   BankAtlantic Bancorp. Inc.                                                           67                831
   Commercial Federal Corp.                                                             65              1,885
   Waypoint Financial Corp.                                                             38                743
                                                                                                      -------
                                                                                                        3,459
Semiconductors - 3.4%
   ChipPAC Inc. (b)                                                                    145                896
   Cirrus Logic Inc. (b)                                                               160              1,202
   Integrated Silicon Solutions Inc. (b)                                               212              1,891
                                                                                                      -------
                                                                                                        3,989
Software - 5.6%
   Avid Technology Inc. (b)                                                            125              1,157
   Barra Inc. (b)                                                                       49              1,822
   Datastream Systems Inc. (b)                                                         341              2,421
   Eclipsys Corp. (b)                                                                  183              1,197
                                                                                                      -------
                                                                                                        6,597
Telecommunications Equipment - 0.5%
   Aeroflex Inc. (b)                                                                    78                541

Transportation - 3.2%
   Landstar System Inc. (b)                                                             20              2,137
   Pacer International Inc. (b)                                                         94              1,621
                                                                                                      -------
                                                                                                        3,758
Wireless Telecommunications - 3.1%
   EMS Technologies Inc. (b)                                                           173              3,579
                                                                                                      -------

   Total Common Stocks (cost $113,094)                                                                111,237
                                                                                                      -------

Short Term Investments - 5.0%
-----------------------------
Money Market Funds - 5.0%
   Dreyfus Cash Management Plus, 1.89% (a)                                           5,803              5,803
   Dreyfus Government Cash Management, 1.85% (a)                                        78                 78
                                                                                                      -------

   Total Short Term Investments (cost $5,881)                                                           5,881
                                                                                                      -------

Total Investments - 100% (cost $118,975)                                                             $117,118
----------------------------------------                                                              =======


J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Fund
Common Stocks - 99.2%
---------------------
Advertising - 0.2%
   Omnicom Group Inc.                                                                    1            $    50

Aerospace & Defense - 1.8%
   Boeing Co.                                                                            1                 63
   General Dynamics Corp.                                                               --                 21
   Lockheed Martin Corp.                                                                 1                 56
   United Technologies Corp.                                                             6                421
                                                                                                      -------
                                                                                                          561
Agriculture - 0.0%
   Monsanto Co.                                                                          1                  9

Airlines - 0.1%
   AMR Corp. (b)                                                                        --                  2
   Delta Air Lines Inc.                                                                  1                 18
   Southwest Airlines Co.                                                                1                 11
                                                                                                      -------
                                                                                                           31
Apparel - 0.5%
   Jones Apparel Group Inc. (b)                                                          3                 94
   NIKE Inc.                                                                             1                 59
                                                                                                      -------
                                                                                                          153
Auto Manufacturers - 1.1%
   Ford Motor Co.                                                                        5                 83
   General Motors Corp.                                                                  5                267
                                                                                                      -------
                                                                                                          350
Auto Parts & Equipment - 0.5%
   Delphi Corp.                                                                          5                 71
   Lear Corp. (b)                                                                        1                 46
   Visteon Corp.                                                                         2                 27
                                                                                                      -------
                                                                                                          144
Banks - 4.6%
   AmSouth Bancorp                                                                       1                 16
   Bank of America Corp.                                                                 1                 70
   Bank One Corp.                                                                        6                235
   Compass Bancshares Inc.                                                               1                 17
   FirstMerit Corp.                                                                     --                  3
   FleetBoston Financial Corp.                                                           9                285
   Hibernia Corp.                                                                        1                 10
   North Fork Bancorp. Inc.                                                              1                 44
   Northern Trust Corp.                                                                  1                 26
   PNC Financial Services Group Inc.                                                     3                157
   Regions Financial Corp.                                                              --                  7
   SouthTrust Corp.                                                                      1                 16
   SunTrust Banks Inc.                                                                   2                135
   TCF Financial Corp.                                                                   1                 25
   US Bancorp                                                                           16                371
   Wachovia Corp.                                                                       --                  7
                                                                                                      -------
                                                                                                        1,424
Beverages - 2.5%
   Coca-Cola Co.                                                                        12                644
   PepsiCo Inc.                                                                          3                140
                                                                                                      -------
                                                                                                          784
Biotechnology - 1.1%
   Amgen Inc. (b)                                                                        6                246
   Human Genome Sciences Inc. (b)                                                        3                 42
   Immunex Corp. (b)                                                                     2                 36
                                                                                                      -------
                                                                                                          324
Chemicals - 1.7%
   Air Products & Chemicals Inc.                                                         2                121
   Dow Chemical Co.                                                                      1                 21
   Du Pont (E.I.) de Nemours & Co.                                                       1                 53
   Eastman Chemical Co.                                                                  1                 61
   Lyondell Chemical Co.                                                                 1                 14
   PPG Industries Inc.                                                                   2                111
   Praxair Inc.                                                                          2                131
                                                                                                      -------
                                                                                                          512
Commercial Services - 0.5%
   Cendant Corp. (b)                                                                     7                117
   KPMG Consulting Inc. (b)                                                              1                 10
   McKesson Corp.                                                                        1                 16
                                                                                                      -------
                                                                                                          143
Computers - 3.8%
   Brocade Communications Systems Inc. (b)                                               2                 35
   Dell Computer Corp. (b)                                                              10                272
   Electronic Data Systems Corp.                                                         1                 52
   EMC Corp. (b)                                                                         2                 17
   Hewlett-Packard Co.                                                                  18                277
   International Business Machines Corp.                                                 5                324
   NCR Corp. (b)                                                                         3                114
   Sun Microsystems Inc. (b)                                                            14                 70
   Veritas Software Corp. (b)                                                            1                 13
                                                                                                      -------
                                                                                                        1,174
Cosmetics & Personal Care - 3.1%
   Colgate-Palmolive Co.                                                                --                 10
   Gillette Co.                                                                          7                224
   Procter & Gamble Co.                                                                  8                723
                                                                                                      -------
                                                                                                          957
Distribution & Wholesale - 0.1%
   W.W. Grainger Inc.                                                                    1                 45

Diversified Financial Services - 9.1%
   American Express Co.                                                                  1                 29
   AmeriCredit Corp. (b)                                                                 1                 31
   Ameritrade Holding Corp. - Class A (b)                                                1                  3
   Capital One Financial Corp.                                                           4                250
   Charles Schwab Corp.                                                                 12                133
   Citigroup Inc.                                                                       26                992
   Countrywide Credit Industries Inc.                                                    5                251
   E*TRADE Group Inc. (b)                                                                6                 34
   Fannie Mae                                                                            6                406
   Freddie Mac                                                                           2                135
   Goldman Sachs Group Inc.                                                              2                161
   Household International Inc.                                                          4                209
   Legg Mason Inc.                                                                      --                  5
   Morgan Stanley Dean Witter & Co.                                                      4                151
   Stilwell Financial Inc.                                                               1                 18
   T. Rowe Price Group Inc.                                                              1                 43
                                                                                                      -------
                                                                                                        2,851
Electric - 2.9%
   Ameren Corp.                                                                          1                 22
   American Electric Power Co. Inc.                                                      1                 20
   Cinergy Corp.                                                                         1                 32
   Consolidated Edison Inc.                                                             --                  4
   Constellation Energy Group Inc.                                                       2                 59
   Dominion Resources Inc.                                                               3                179
   DTE Energy Co.                                                                        2                 85
   Edison International (b)                                                             --                  2
   Entergy Corp.                                                                         3                110
   FirstEnergy Corp.                                                                     1                 20
   PG&E Corp. (b)                                                                        6                106
   Pinnacle West Capital Corp.                                                           1                 36
   Potomac Electric Power Co.                                                            1                 17
   Progress Energy Inc.                                                                  2                114
   Reliant Energy Inc.                                                                   3                 54
   Wisconsin Energy Corp.                                                                1                 15
   Xcel Energy Inc.                                                                      2                 35
                                                                                                      -------
                                                                                                          910
Electrical Components & Equipment - 0.2%
   Emerson Electric Co.                                                                  1                 54

Electronics - 0.3%
   Johnson Controls Inc.                                                                 1                106

Environmental Control - 0.5%
   Waste Management Inc.                                                                 6                164

Food - 2.0%
   Albertson's Inc.                                                                      2                 67
   Hershey Foods Corp.                                                                  --                 25
   Kellogg Co.                                                                           3                115
   Kraft Foods Inc.                                                                      4                152
   Sysco Corp.                                                                           2                 65
   Unilever NV - NYS                                                                     3                213
                                                                                                      -------
                                                                                                          637
Forest Products & Paper - 0.3%
   Georgia-Pacific Corp.                                                                 2                 45
   Temple-Inland Inc.                                                                    1                 46
   Weyerhaeuser Co.                                                                     --                 19
                                                                                                      -------
                                                                                                          110
Hand & Machine Tools - 0.0%
   Black & Decker Corp.                                                                 --                 10

Healthcare - 4.5%
   Aetna Inc.                                                                            1                 39
   Baxter International Inc.                                                             4                174
   Becton Dickinson & Co.                                                                3                 90
   Biomet Inc.                                                                          --                  8
   C.R. Bard Inc.                                                                       --                 17
   Guidant Corp. (b)                                                                     5                148
   HCA Inc.                                                                              3                128
   Johnson & Johnson                                                                     9                486
   Medtronic Inc.                                                                        2                 81
   St. Jude Medical Inc. (b)                                                            --                 15
   Stryker Corp. (b)                                                                     1                 37
   Tenet Healthcare Corp. (b)                                                            2                107
   WellPoint Health Networks Inc. (b)                                                    1                 70
                                                                                                      -------
                                                                                                        1,400
Insurance - 4.9%
   Allstate Corp.                                                                        7                254
   AMBAC Financial Group Inc.                                                            2                107
   American International Group Inc.                                                     5                355
   Chubb Corp.                                                                           1                 64
   Cigna Corp.                                                                           2                205
   Hartford Financial Services Group Inc.                                               --                 18
   Lincoln National Corp.                                                                2                 84
   MBIA Inc.                                                                             2                 90
   MetLife Inc.                                                                          3                 78
   Protective Life Corp.                                                                 1                 17
   Prudential Financial Inc. (b)                                                         3                113
   Torchmark Corp.                                                                       1                 42
   UnumProvident Corp.                                                                   2                 59
   XL Capital Ltd.                                                                       1                 51
                                                                                                      -------
                                                                                                        1,537
Internet - 0.3%
   eBay Inc. (b)                                                                         1                 74
   IndyMac Bancorp. Inc. (b)                                                             1                 11
                                                                                                      -------
                                                                                                           85
Iron & Steel - 0.0%
   United States Steel Corp.                                                             1                 14

Leisure Time - 0.5%
   Carnival Corp.                                                                        4                116
   Harley-Davidson Inc.                                                                  1                 31
                                                                                                      -------
                                                                                                          147
Lodging - 0.3%
   Harrah's Entertainment Inc. (b)                                                      --                 14
   Marriott International Inc. - Class A                                                 2                 72
   Park Place Entertainment Corp. (b)                                                    1                  5
   Starwood Hotels & Resorts Worldwide Inc.                                             --                 13
                                                                                                      -------
                                                                                                          104
Machinery - 0.3%
   Caterpillar Inc.                                                                      1                 39
   Deere & Co.                                                                          --                 19
   Rockwell Automation Inc.                                                              1                 28
                                                                                                      -------
                                                                                                           86
Manufacturing - 5.2%
   Cooper Industries Ltd. - Class A                                                     --                 12
   Danaher Corp.                                                                        --                 27
   Eaton Corp.                                                                           1                 58
   General Electric Co.                                                                 39              1,136
   Honeywell International Inc.                                                          2                 67
   Ingersoll-Rand Co. - Class A                                                          3                137
   Tyco International Ltd.                                                              14                188
                                                                                                      -------
                                                                                                        1,625
Media - 3.5%
   AOL Time Warner Inc. (b)                                                             12                172
   Charter Communications Inc. (b)                                                       6                 23
   Clear Channel Communications Inc. (b)                                                --                  6
   Comcast Corp. (b)                                                                     7                169
   COX Communications Inc. (b)                                                           1                 36
   Fox Entertainment Group Inc. (b)                                                      1                 26
   Gannett Co. Inc.                                                                      2                182
   Gemstar-TV Guide International Inc. (b)                                               4                 24
   Liberty Media Corp. (b)                                                               7                 69
   Tribune Co.                                                                           3                117
   Viacom Inc. - Class B (b)                                                             6                267
                                                                                                      -------
                                                                                                        1,091
Mining - 1.1%
   Alcan Inc.                                                                            2                 90
   Alcoa Inc.                                                                            7                232
   Inco Ltd. (b)                                                                         2                 34
                                                                                                      -------
                                                                                                          356
Oil & Gas Producers - 6.8%
   Anadarko Petroleum Corp.                                                              3                148
   ChevronTexaco Corp.                                                                   7                655
   Conoco Inc.                                                                           3                 95
   Devon Energy Corp.                                                                    2                 99
   Diamond Offshore Drilling Inc.                                                        2                 48
   Exxon Mobil Corp.                                                                    25              1,011
   Royal Dutch Petroleum Co. - NYS                                                       1                 55
   Transocean Inc.                                                                       1                 22
   Valero Energy Corp.                                                                  --                  7
                                                                                                      -------
                                                                                                        2,140
Oil & Gas Services - 0.5%
   Baker Hughes Inc.                                                                     3                 94
   Cooper Cameron Corp. (b)                                                              2                 77
                                                                                                      -------
                                                                                                          171
Pharmaceuticals - 7.8%
   Abbott Laboratories                                                                   5                180
   Cardinal Health Inc.                                                                  2                 92
   Eli Lilly & Co.                                                                       6                316
   Forest Laboratories Inc. (b)                                                          2                170
   MedImmune Inc. (b)                                                                    4                116
   Merck & Co. Inc.                                                                      3                172
   Pfizer Inc.                                                                          19                658
   Pharmacia Corp.                                                                       5                184
   Vertex Pharmaceuticals Inc. (b)                                                       1                 18
   Wyeth                                                                                11                548
                                                                                                      -------
                                                                                                        2,454
Pipelines - 0.4%
   Dynegy Inc. - Class A                                                                 9                 63
   El Paso Corp.                                                                         4                 72
                                                                                                      -------
                                                                                                          135
Real Estate - 0.3%
   Archstone-Smith Trust                                                                --                  8
   CarrAmerica Realty Corp.                                                             --                  9
   Equity Office Properties Trust                                                        1                 30
   General Growth Properties Inc.                                                        1                 26
   ProLogis Trust                                                                        1                 15
                                                                                                      -------
                                                                                                           88
Retail - 7.9%
   Abercrombie & Fitch Co. - Class A (b)                                                 3                 76
   Bed Bath & Beyond Inc. (b)                                                            2                 83
   Best Buy Co. Inc. (b)                                                                --                 11
   CVS Corp.                                                                             2                 52
   Federated Department Stores Inc. (b)                                                  3                135
   Home Depot Inc.                                                                      12                452
   Kohl's Corp. (b)                                                                      3                196
   Limited Brands Inc.                                                                   1                 15
   Lowe's Cos. Inc.                                                                      3                141
   May Department Stores Co.                                                             1                 36
   McDonald's Corp.                                                                      4                122
   Pier 1 Imports Inc.                                                                   1                 27
   Sears Roebuck & Co.                                                                  --                 11
   Target Corp.                                                                          5                198
   TJX Cos. Inc.                                                                         7                127
   Wal-Mart Stores Inc.                                                                 12                671
   Walgreen Co.                                                                          1                 35
   Yum! Brands Inc. (b)                                                                  4                105
                                                                                                      -------
                                                                                                        2,493
Savings & Loans - 1.2%
   Greenpoint Financial Corp.                                                            2                 78
   Washington Mutual Inc.                                                                8                312
                                                                                                      -------
                                                                                                          390
Semiconductors - 3.3%
   Altera Corp. (b)                                                                      4                 50
   Analog Devices Inc. (b)                                                               1                 15
   Applied Materials Inc. (b)                                                            7                127
   Applied Micro Circuits Corp. (b)                                                      1                  6
   Broadcom Corp. (b)                                                                    1                 25
   Intel Corp.                                                                          24                437
   Linear Technology Corp.                                                               2                 66
   LSI Logic Corp. (b)                                                                   1                 11
   Maxim Integrated Products Inc. (b)                                                    1                 34
   PMC - Sierra Inc. (b)                                                                 3                 28
   Teradyne Inc. (b)                                                                    --                  2
   Texas Instruments Inc.                                                                7                171
   Xilinx Inc. (b)                                                                       3                 67
                                                                                                      -------
                                                                                                        1,039
Software - 4.9%
   Automatic Data Processing Inc.                                                        5                222
   BEA Systems Inc. (b)                                                                  4                 39
   Citrix Systems Inc. (b)                                                               1                  7
   Microsoft Corp. (b)                                                                  21              1,143
   Oracle Corp. (b)                                                                     13                127
   Rational Software Corp. (b)                                                           1                  6
                                                                                                      -------
                                                                                                        1,544
Telecommunications - 3.6%
   AT&T Corp.                                                                           11                121
   BellSouth Corp.                                                                       9                271
   Nortel Networks Corp. (b)                                                             4                  5
   SBC Communications Inc.                                                               8                244
   Sprint Corp. - FON Group                                                              2                 18
   Verizon Communications Inc.                                                          12                486
                                                                                                      -------
                                                                                                        1,145
Telecommunications Equipment - 1.5%
   Cisco Systems Inc. (b)                                                               35                484
   Corning Inc. (b)                                                                     --                 --
                                                                                                      -------
                                                                                                          484
Tobacco - 1.4%
   Philip Morris Cos. Inc.                                                              10                437

Toys & Hobbies - 0.4%
   Hasbro Inc.                                                                           2                 23
   Mattel Inc.                                                                           5                 97
                                                                                                      -------
                                                                                                          120
Transportation - 0.6%
   Burlington Northern Santa Fe Corp.                                                    2                 56
   CSX Corp.                                                                             1                 28
   FedEx Corp.                                                                           1                 43
   GATX Corp.                                                                           --                  3
   Norfolk Southern Corp.                                                                1                 12
   Union Pacific Corp.                                                                   1                 57
                                                                                                      -------
                                                                                                          199
Wireless Telecommunications - 1.1%
   American Tower Corp. (b)                                                              3                 10
   AT&T Wireless Services Inc. (b)                                                      16                 94
   Motorola Inc.                                                                        10                149
   Qualcomm Inc. (b)                                                                     1                 19
   Sprint Corp. - PCS Group (b)                                                         15                 69
                                                                                                      -------
                                                                                                          341
                                                                                                      -------

   Total Common Stocks (cost $35,990)                                                                  31,128
                                                                                                      -------

Government Securities - 0.2%
----------------------------
U.S. Treasury Securities - 0.2%
   U.S. Treasury Note, 4.75%, 01/31/03 (l)                                        $     50                 51
                                                                                                      -------

   Total Government Securities (cost $51)                                                                  51
                                                                                                      -------

Short Term Investments - 0.6%
-----------------------------
Money Market Funds - 0.6%
   Dreyfus Cash Management Plus, 1.89% (a)                                             180                180
                                                                                                      -------

   Total Short Term Investments (cost $180)                                                               180
                                                                                                      -------

Total Investments - 100% (cost $36,221)                                                              $ 31,359
---------------------------------------                                                               =======


J.P. Morgan/JNL International & Emerging Markets Fund
Common Stocks - 77.4%
---------------------
Aerospace & Defense - 0.5%
   European Aeronautic Defense and Space Co.                                             3            $    48

Airlines - 1.1%
   British Airways Plc (b)                                                              34                 97

Auto Manufacturers - 1.2%
   Honda Motor Co. Ltd.                                                                  3                105

Auto Parts & Equipment - 0.6%
   Michelin - Class B                                                                   --                 17
   Valeo SA                                                                              1                 34
                                                                                                      -------
                                                                                                           51
Banks - 10.0%
   Banco Bilbao Vizcaya Argentaria SA                                                   11                125
   Barclays Plc                                                                          3                 23
   BNP Paribas SA                                                                        3                141
   Credit Suisse Group (b)                                                               2                 76
   Daiwa Bank Holdings Inc. (b)                                                         33                 25
   Mizuho Holdings Inc.                                                                 --                 29
   Societe Generale                                                                      1                 98
   UBS AG (b)                                                                            3                151
   Unicredito Italiano SpA                                                              38                172
                                                                                                      -------
                                                                                                          840
Beverages - 2.7%
   Foster's Group Ltd.                                                                  14                 38
   Heineken Holding NV                                                                   3                105
   Interbrew                                                                             3                 84
                                                                                                      -------
                                                                                                          227
Building Materials - 1.1%
   Lafarge SA                                                                            1                 55
   Tostem Inax Holding Corp.                                                             2                 34
                                                                                                      -------
                                                                                                           89
Chemicals - 1.1%
   Reliance Industries Ltd. - GDR (b) (e)                                                8                 92
Commercial Services - 0.9%
   Brambles Industries Ltd.                                                              7                 38
   Hays Plc                                                                             16                 36
                                                                                                      -------
                                                                                                           74
Computers - 1.1%
   Fujitsu Ltd.                                                                         13                 91

Diversified Financial Services - 3.1%
   Aiful Corp.                                                                           1                 49
   Daiwa Securities Group Inc.                                                          18                117
   Shinhan Financial Group Co. Ltd.                                                      6                 90
                                                                                                      -------
                                                                                                          256
Electric - 2.8%
   First Philippine Holdings Corp. (b)                                                  31                 13
   Hongkong Electric Holdings Ltd.                                                      13                 49
   Iberdrola SA                                                                          8                120
   Scottish Power Plc                                                                   10                 52
                                                                                                      -------
                                                                                                          234
Electronics - 2.5%
   Koninklijke Philips Electronics NV                                                    2                 48
   Minebea Co. Ltd.                                                                     21                123
   NEC Corp.                                                                             6                 42
                                                                                                      -------
                                                                                                          213
Engineering & Construction - 1.9%
   ABB Ltd. (b)                                                                         15                134
   Technip-Coflexip SA                                                                  --                 27
                                                                                                      -------
                                                                                                          161
Food - 3.6%
   Numico NV                                                                             2                 54
   Tesco Plc                                                                            19                 71
   Unilever Plc                                                                         20                178
                                                                                                      -------
                                                                                                          303
Forest Products & Paper - 0.5%
   Stora Enso Oyj                                                                        3                 45

Healthcare - 0.4%
   Amersham Plc                                                                          4                 34

Holding Companies - Diversified - 0.5%
   Wharf Holdings Ltd.                                                                  16                 38

Household Products - 1.4%
   Reckitt Benckiser Plc                                                                 7                121

Insurance - 3.6%
   Aegon NV                                                                              2                 42
   AXA                                                                                   4                 67
   CGNU Plc                                                                              7                 59
   Skandia Forsakrings AB                                                                6                 26
   Zurich Financial Services AG                                                          1                104
                                                                                                      -------
                                                                                                          298
Iron & Steel - 2.5%
   Acerinox SA                                                                           1                 58
   Corus Group Plc (b)                                                                  64                 82
   Kawasaki Steel Corp. (b)                                                             51                 66
                                                                                                      -------
                                                                                                          206
Leisure Time - 0.5%
   P&O Princess Cruises Plc                                                              6                 39

Manufacturing - 0.4%
   BBA Group Plc                                                                         8                 32

Media - 2.4%
   British Sky Broadcasting Plc (b)                                                      7                 71
   News Corp. Ltd.                                                                       6                 31
   Reuters Group Plc                                                                     6                 30
   Vivendi Universal SA                                                                  3                 65
                                                                                                      -------
                                                                                                          197
Metal Fabrication & Hardware - 1.0%
   Assa Abloy AB - Class B                                                               6                 83

Mining - 2.0%
   Pechiney SA                                                                           1                 54
   WMC Ltd.                                                                             22                113
                                                                                                      -------
                                                                                                          167
Office & Business Equipment - 1.0%
   Ricoh Co. Ltd.                                                                        5                 87

Oil & Gas Producers - 5.7%
   CNOOC Ltd.                                                                           65                 86
   LUKOIL - ADR                                                                          2                107
   Santos Ltd.                                                                          14                 51
   Southern Pacific Petroleum NL (b)                                                    46                 18
   TotalFinaElf SA                                                                       1                212
                                                                                                      -------
                                                                                                          474
Pharmaceuticals - 6.1%
   Chugai Pharmaceutical Co. Ltd.                                                        4                 49
   GlaxoSmithKline Plc                                                                   1                 31
   Mitsubishi Pharma Corp.                                                              10                102
   Novartis AG                                                                           6                243
   Ranbaxy Laboratories Ltd. (b)                                                         1                 17
   Roche Holding AG                                                                     --                 18
   Sanofi-Synthelabo SA                                                                  1                 52
                                                                                                      -------
                                                                                                          512
Real Estate - 0.4%
   Sun Hung Kai Properties Ltd.                                                          4                 30

Retail - 2.4%
   Compagnie Financiere Richemont AG - Class A                                           3                 76
   Dixons Group Plc                                                                     17                 50
   Fast Retailing Co. Ltd.                                                               3                 65
   Matalan Plc                                                                           2                  8
                                                                                                      -------
                                                                                                          199
Semiconductors - 1.2%
   Rohm Co. Ltd.                                                                         1                104

Telecommunications - 4.6%
   Cia Anonima Nacional Telefonos de Venezuela - ADR                                     4                 61
   KDDI Corp.                                                                           --                 96
   KT Corp. - ADR                                                                        2                 37
   Royal KPN NV (b)                                                                     25                118
   Telefonica SA (b)                                                                     9                 76
                                                                                                      -------
                                                                                                          388
Telecommunications Equipment - 1.3%
   Nokia Oyj                                                                             7                107

Tobacco - 0.3%
   British American Tobacco Plc                                                          2                 21

Transportation - 1.1%
   Exel Plc                                                                              4                 51
   TPG NV                                                                                2                 43
                                                                                                      -------
                                                                                                           94
Water - 1.1%
   Vivendi Environnement                                                                 3                 93

Wireless Telecommunications - 2.8%
   China Mobile (Hong Kong) Ltd. (b)                                                    12                 35
   Maxis Communications Bhd. (b)                                                         7                  9
   Vodafone Group Plc                                                                  141                193
                                                                                                      -------
                                                                                                          237
                                                                                                      -------

   Total Common Stocks (cost $7,045)                                                                    6,487
                                                                                                      -------

Preferred Stocks - 0.8%
-----------------------
Media - 0.8%
   News Corp. Ltd.                                                                      15                 67
                                                                                                      -------

   Total Preferred Stocks (cost $147)                                                                      67
                                                                                                      -------

Short Term Investments - 21.8%
------------------------------
Money Market Funds - 8.2%
   Dreyfus Cash Management Plus, 1.89% (a)                                             346                346
   Dreyfus Government Cash Management, 1.85% (a)                                       345                345
                                                                                                      -------
                                                                                                          691
Repurchase Agreement - 13.6%
   Repurchase Agreement with Mellon Trust, 1.00%,
   (Collateralized by $1,662 Federal Home Loan
   Mortgage Corp., 6.00%, due 12/01/18, market
   value $1,684) acquired on 06/28/02 due
   07/01/02                                                                       $  1,135              1,135
                                                                                                      -------

   Total Short Term Investments (cost $1,826)                                                           1,826
                                                                                                      -------

Total Investments - 100% (cost $9,018)                                                               $  8,380
--------------------------------------                                                                =======

Janus/JNL Aggressive Growth Fund
Common Stocks - 83.9%
---------------------
Aerospace & Defense - 2.1%
   General Dynamics Corp.                                                                6            $   647
   Raytheon Co.                                                                        132              5,391
                                                                                                      -------
                                                                                                        6,038
Banks - 1.9%
   Fifth Third Bancorp                                                                  77              5,123

Biotechnology - 0.7%
   Genentech Inc. (b)                                                                   35              1,158
   Millennium Pharmaceuticals Inc. (b)                                                  71                866
                                                                                                      -------
                                                                                                        2,024
Commercial Services - 1.8%
   Accenture Ltd. (b)                                                                  129              2,458
   McKesson Corp.                                                                       88              2,863
                                                                                                      -------
                                                                                                        5,321
Computers - 0.9%
   Brocade Communications Systems Inc. (b)                                              84              1,474
   Electronic Data Systems Corp.                                                        32              1,201
                                                                                                      -------
                                                                                                        2,675
Diversified Financial Services - 7.7%
   Citigroup Inc.                                                                      159              6,167
   E*TRADE Group Inc. (b)                                                              306              1,669
   Fannie Mae                                                                           93              6,888
   Goldman Sachs Group Inc.                                                             68              4,951
   Household International Inc.                                                         57              2,857
                                                                                                      -------
                                                                                                       22,532
Electronics - 1.9%
   Celestica Inc. (b)                                                                  182              4,134
   Flextronics International Ltd. (b)                                                  169              1,205
                                                                                                      -------
                                                                                                        5,339
Hand & Machine Tools - 0.5%
   Stanley Works                                                                        36              1,487

Healthcare - 8.7%
   Anthem Inc. (b)                                                                      55              3,684
   Guidant Corp. (b)                                                                    91              2,761
   Laboratory Corp. of America Holdings (b)                                            162              7,398
   Tenet Healthcare Corp. (b)                                                          117              8,353
   UnitedHealth Group Inc.                                                              36              3,261
                                                                                                      -------
                                                                                                       25,457
Insurance - 10.0%
   AFLAC Inc.                                                                          174              5,580
   Allstate Corp.                                                                      154              5,683
   Berkshire Hathaway Inc. - Class B (b)                                                 4              9,293
   Cigna Corp.                                                                          38              3,661
   XL Capital Ltd.                                                                      58              4,928
                                                                                                      -------
                                                                                                       29,145
Internet - 3.8%
   Amazon.com Inc. (b)                                                                 340              5,524
   eBay Inc. (b)                                                                        67              4,099
   TMP Worldwide Inc. (b)                                                               74              1,589
                                                                                                      -------
                                                                                                       11,212
Leisure Time - 1.2%
   USA Interactive (b)                                                                 154              3,609

Manufacturing - 2.1%
   Honeywell International Inc.                                                        178              6,278

Media - 13.1%
   AOL Time Warner Inc. (b)                                                            179              2,629
   Cablevision Systems Corp. (b)                                                       206              1,948
   Cablevision Systems Corp.-Rainbow Media Group (b)                                   170              1,489
   Charter Communications Inc. (b)                                                     227                924
   Clear Channel Communications Inc. (b)                                                63              2,023
   Comcast Corp. (b)                                                                   217              5,168
   COX Communications Inc. (b)                                                         171              4,719
   Liberty Media Corp. (b)                                                           1,298             12,975
   Viacom Inc. - Class B (b)                                                           145              6,456
                                                                                                      -------
                                                                                                       38,331
Oil & Gas Producers - 1.8%
   Murphy Oil Corp.                                                                     22              1,805
   Patterson-UTI Energy Inc. (b)                                                        25                712
   Petroleo Brasileiro SA - Petrobras - ADR                                            150              2,836
                                                                                                      -------
                                                                                                        5,353
Oil & Gas Services - 3.7%
   BJ Services Co. (b)                                                                 182              6,151
   Smith International Inc. (b)                                                         70              4,742
                                                                                                      -------
                                                                                                       10,893
Pharmaceuticals - 10.5%
   AmerisourceBergen Corp.                                                              43              3,245
   Cardinal Health Inc.                                                                 59              3,617
   Forest Laboratories Inc. (b)                                                         59              4,205
   Pfizer Inc.                                                                         340             11,899
   Schering-Plough Corp.                                                               129              3,179
   Wyeth                                                                                91              4,648
                                                                                                      -------
                                                                                                       30,793
Retail - 3.6%
   Dollar Tree Stores Inc. (b)                                                         140              5,529
   Home Depot Inc.                                                                      80              2,948
   Tiffany & Co.                                                                        59              2,075
                                                                                                      -------
                                                                                                       10,552
Semiconductors - 2.1%
   Analog Devices Inc. (b)                                                              94              2,782
   ASML Holding NV - NYS (b)                                                            84              1,273
   National Semiconductor Corp. (b)                                                     68              1,973
                                                                                                      -------
                                                                                                        6,028
Software - 2.8%
   Electronic Arts Inc. (b)                                                            125              8,245

Telecommunications - 0.5%
   Echostar Communications Corp. (b)                                                    72              1,340

Telecommunications Equipment - 2.5%
   Nokia Corp. - ADR                                                                   502              7,273
                                                                                                      -------

   Total Common Stocks (cost $301,253)                                                                245,048
                                                                                                      -------

Short Term Investments - 16.1%
------------------------------
Commercial Paper - 4.8%
   General Electric Capital Corp., 1.97%, 07/01/02                                $ 14,000             14,000

Money Market Funds - 0.0%
-------------------------
   Dreyfus Cash Management Plus, 1.89% (a)                                              31                 31

U.S. Government Agencies - 11.3%
--------------------------------
   Federal Home Loan Bank, 1.87%, 07/01/02                                        $ 18,000             18,000
   Federal Home Loan Mortgage Corp.,
         1.72%, 07/29/02                                                            10,000              9,987
   Federal National Mortgage Association,
         1.88%, 07/11/02                                                             5,000              4,997
                                                                                                      -------
                                                                                                       32,984
                                                                                                      -------

Total Short Term Investments (cost $47,015)                                                            47,015
                                                                                                      -------

Total Investments - 100% (cost $348,268)                                                             $292,063
---------------------------------------                                                               =======


Janus/JNL Balanced Fund
Common Stocks - 43.9%
---------------------
Agriculture - 0.3%
   Monsanto Co.                                                                         16            $   285

Auto Manufacturers - 2.3%
   Bayerische Motoren Werke (BMW) AG                                                    20                821
   Ford Motor Co.                                                                       46                731
   General Motors Corp.                                                                  8                432
                                                                                                      -------
                                                                                                        1,984
Auto Parts & Equipment - 0.9%
   Delphi Corp.                                                                         32                428
   Goodyear Tire & Rubber Co.                                                           19                361
                                                                                                      -------
                                                                                                          789
Banks - 1.9%
   Bank of America Corp.                                                                 8                531
   US Bancorp                                                                           46              1,086
                                                                                                      -------
                                                                                                        1,617
Beverages - 3.2%
   Anheuser-Busch Cos. Inc.                                                             21              1,068
   Coca-Cola Co.                                                                         6                312
   Diageo Plc                                                                           64                828
   PepsiCo Inc.                                                                         11                543
                                                                                                      -------
                                                                                                        2,751
Biotechnology - 0.1%
   Immunex Corp. (b)                                                                     3                 61

Chemicals - 0.6%
   Du Pont (E.I.) de Nemours & Co.                                                      12                540

Commercial Services - 0.2%
   Accenture Ltd. (b)                                                                   11                205

Computers - 1.8%
   Apple Computer Inc. (b)                                                              12                213
   Cadence Design Systems Inc. (b)                                                      31                496
   Electronic Data Systems Corp.                                                        10                385
   Lexmark International Inc. (b)                                                        8                419
                                                                                                      -------
                                                                                                        1,513
Cosmetics & Personal Care - 0.7%
   Procter & Gamble Co.                                                                  7                595

Diversified Financial Services - 3.5%
   Citigroup Inc.                                                                       37              1,450
   Household International Inc.                                                          9                437
   JP Morgan Chase & Co.                                                                33              1,104
                                                                                                      -------
                                                                                                        2,991
Engineering & Construction - 0.7%
   Fluor Corp.                                                                          16                635

Food - 1.3%
   H.J. Heinz Co.                                                                       18                742
   Kroger Co. (b)                                                                       20                389
                                                                                                      -------
                                                                                                        1,131
Healthcare - 1.0%
   Tenet Healthcare Corp. (b)                                                           12                891

Insurance - 6.7%
   AFLAC Inc.                                                                           24                760
   American International Group Inc.                                                    11                760
   Berkshire Hathaway Inc. - Class B (b)                                                --                893
   Chubb Corp.                                                                           7                508
   Cigna Corp.                                                                           5                527
   Marsh & McLennan Cos. Inc.                                                           19              1,809
   XL Capital Ltd.                                                                       6                468
                                                                                                      -------
                                                                                                        5,725
Leisure Time - 0.2%
   Harley-Davidson Inc.                                                                  4                186

Lodging - 0.1%
   Fairmont Hotels & Resorts Inc.                                                        3                 67

Manufacturing - 4.6%
   3M Co.                                                                               11              1,329
   Bombardier Inc. - Class B                                                            48                397
   General Electric Co.                                                                 20                585
   Honeywell International Inc.                                                         45              1,601
                                                                                                      -------
                                                                                                        3,912
Media - 3.5%
   Comcast Corp. (b)                                                                    11                259
   Gannett Co. Inc.                                                                     10                725
   Liberty Media Corp. (b)                                                              56                559
   Viacom Inc. - Class B (b)                                                            23              1,019
   Walt Disney Co.                                                                      24                448
                                                                                                      -------
                                                                                                        3,010
Mining - 0.0%
   Cia Vale do Rio Doce - ADR (b)                                                       --                  2

Oil & Gas Producers - 2.9%
   Apache Corp.                                                                          3                147
   Burlington Resources Inc.                                                            18                697
   EnCana Corp.                                                                         10                297
   Exxon Mobil Corp.                                                                    32              1,317
                                                                                                      -------
                                                                                                        2,458
Pharmaceuticals - 1.9%
   Schering-Plough Corp.                                                                27                655
   Wyeth                                                                                19                948
                                                                                                      -------
                                                                                                        1,603
Retail - 1.1%
   Gap Inc.                                                                             10                149
   Target Corp.                                                                         12                450
   Wal-Mart Stores Inc.                                                                  7                362
                                                                                                      -------
                                                                                                          961
Semiconductors - 0.8%
   Linear Technology Corp.                                                               6                185
   Maxim Integrated Products Inc. (b)                                                    6                244
   Texas Instruments Inc.                                                               11                250
                                                                                                      -------
                                                                                                          679
Software - 2.1%
   Automatic Data Processing Inc.                                                       26              1,113
   First Data Corp.                                                                      9                337
   Microsoft Corp. (b)                                                                   6                347
                                                                                                      -------
                                                                                                        1,797
Toys & Hobbies - 0.6%
   Mattel Inc.                                                                          23                483

Transportation - 0.9%
   CNF Inc.                                                                             11                416
   FedEx Corp.                                                                           7                368
                                                                                                      -------
                                                                                                          784
                                                                                                      -------

   Total Common Stocks (cost $39,842)                                                                  37,655
                                                                                                      -------

Corporate Bonds - 20.1%
-----------------------
Aerospace & Defense - 1.2%
   Lockheed Martin Corp.
         7.25%, 05/15/06                                                          $    370                402
         8.20%, 12/01/09                                                               210                243
         7.65%, 05/01/16                                                               370                421
                                                                                                      -------
                                                                                                        1,066
Auto Parts & Equipment - 0.4%
   Delphi Corp., 6.55%, 06/15/06                                                       275                287
   Lear Corp., 7.96%, 05/15/05                                                         110                113
                                                                                                      -------
                                                                                                          400
Banks - 0.9%
   First Bank National Association, 5.70%, 12/15/08                                    538                551
   JP Morgan Chase & Co.
         5.25%, 05/30/07                                                               160                161
         6.625%, 03/15/12                                                              100                103
                                                                                                      -------
                                                                                                          815
Beverages - 2.9%
   Anheuser-Busch Cos. Inc.
         5.65%, 09/15/08                                                               425                441
         5.125%, 10/01/08                                                              260                263
         5.75%, 04/01/10                                                               355                363
         6.00%, 04/15/11                                                               670                694
         7.55%, 10/01/30                                                                40                 46
         6.80%, 01/15/31                                                               100                106
         6.80%, 08/20/32                                                                95                100
   Coca-Cola Enterprises Inc.
         5.375%, 08/15/06                                                              200                206
         6.125%, 08/15/11                                                              275                283
                                                                                                      -------
                                                                                                        2,502
Chemicals - 0.3%
   Dow Chemical, 6.125%, 02/01/11                                                      230                232

Computers - 0.2%
   Apple Computer Inc., 6.50%, 02/15/04                                                155                155
   Sun Microsystems Inc., 7.35%, 08/15/04                                               30                 32
                                                                                                      -------
                                                                                                          187
Cosmetics & Personal Care - 0.2%
   International Flavors & Fragrance Inc., 6.45%, 05/15/06 175                         182

Diversified Financial Services - 5.5%
   American Express Co., 6.75%, 06/23/04                                               575                613
   American Express Credit Corp., 4.25%, 02/07/05                                      380                385
   American General Finance Corp., 5.875%, 07/14/06                                    175                181
   Associates Corp. of North America, 5.75%, 11/01/03                                  930                966
   Citigroup Inc.
         7.25%, 10/01/10                                                               140                152
         6.625%, 06/15/32                                                              180                174
   General Electric Capital Corp.
         5.375%, 01/15/03                                                              185                188
         5.375%, 04/23/04                                                              315                325
         7.25%, 05/03/04                                                               120                129
         6.75%, 03/15/32                                                               245                241
   General Motors Acceptance Corp.
         6.75%, 12/10/02                                                               300                306
         5.80%, 03/12/03                                                                95                 97
         5.36%, 07/27/04                                                               213                217
         5.25%, 05/16/05                                                               170                171
   Household Finance Corp.
         6.00%, 05/01/04                                                               125                129
         6.75%, 05/15/11                                                               230                226
   Salomon Smith Barney Holdings Inc., 6.50%, 02/15/08                                 165                176
                                                                                                      -------
                                                                                                        4,676
Entertainment - 0.0%
   Six Flags Inc., 9.75%, 06/15/07                                                      20                 21

Food - 1.9%
   Fred Meyer Inc. Holding Co., 7.45%, 03/01/08                                        190                209
   General Mills Inc.
         5.125%, 02/15/07                                                              160                160
         6.00%, 02/15/12                                                               105                104
   Kellogg Co.
         5.50%, 04/01/03                                                               310                316
         7.45%, 04/01/31                                                                60                 66
   Kroger Co.
         7.80%, 08/15/07                                                                45                 50
         7.00%, 05/01/18                                                                65                 65
         6.80%, 12/15/18                                                               105                103
         7.50%, 04/01/31                                                                85                 88
   Pepsi Bottling Holdings Inc., 5.625%, 02/17/09 (e)                                   85                 86
   Safeway Inc.
         6.85%, 09/15/04                                                               100                106
         6.15%, 03/01/06                                                               150                158
         6.50%, 11/15/08                                                                84                 89
                                                                                                      -------
                                                                                                        1,600
Hand & Machine Tools - 0.5%
   Black & Decker Corp., 7.125%, 06/01/11                                              364                389

Healthcare - 0.2%
   UnitedHealth Group Inc., 5.20%, 01/17/07                                            135                137

Insurance - 0.5%
   AIG SunAmerica Global Financing IX, 5.10%, 01/17/07 (e)                             290                296
   Marsh & McLennan Cos. Inc., 5.375%, 03/15/07 (e)                                    165                169
                                                                                                      -------
                                                                                                          465
Lodging - 0.2%
   Starwood Hotels & Resorts Worldwide Inc.
         7.375%, 05/01/07 (e)                                                           85                 84
         7.875%, 05/01/12 (e)                                                           65                 64
                                                                                                      -------
                                                                                                          148
Manufacturing - 0.5%
   Honeywell International Inc.
         5.125%, 11/01/06                                                              195                197
         6.125%, 11/01/11                                                              205                210
                                                                                                      -------
                                                                                                          407
Media - 0.9%
   Clear Channel Communications Inc., 6.00%, 11/01/06                                  220                216
   TCI Communications Inc., 6.375%, 05/01/03                                           505                516
                                                                                                      -------
                                                                                                          732
Oil & Gas Producers - 0.8%
   Burlington Resources Finance Co., 7.20%, 08/15/31                                   145                148
   Conoco Inc., 6.95%, 04/15/29                                                        330                337
   Valero Energy Corp.
         6.125%, 04/15/07                                                               75                 77
         6.875%, 04/15/12                                                               59                 61
         7.50%, 04/15/32                                                                42                 42
                                                                                                      -------
                                                                                                          665
Pharmaceuticals - 0.4%
   Pfizer Inc., 5.625%, 02/01/06                                                       355                374

Retail - 2.6%
   Target Corp.
         5.50%, 04/01/07                                                               155                160
         5.40%, 10/01/08                                                                60                 61
         5.375%, 06/15/09                                                              170                170
   Wal-Mart Stores Inc.
         5.45%, 08/01/06                                                               575                600
         6.875%, 08/10/09                                                            1,060              1,164
   Yum! Brands Inc., 7.70%, 07/01/12                                                    85                 85
                                                                                                      -------
                                                                                                        2,240
                                                                                                      -------

   Total Corporate Bonds (cost $16,627)                                                                17,238
                                                                                                      -------

Preferred Stocks - 1.6%
-----------------------
Auto Manufacturers - 0.5%
   General Motors Corp.                                                                 16                426

Diversified Financial Services - 0.9%
   Ford Motor Co. Capital Trust II                                                      13                720

Electric - 0.1%
   Reliant Energy Inc., 2.00%                                                            3                 83

Media - 0.1%
   Tribune Co., 2.00%                                                                    2                101
                                                                                                      -------

   Total Preferred Stocks (cost $1,519)                                                                 1,330
                                                                                                      -------

Government Securities - 22.1%
-----------------------------
U.S. Government Agencies - 7.9%
   Federal Home Loan Bank
         4.875%, 05/14/04                                                         $    650                673
         3.375%, 06/15/04                                                              675                678
         6.50%, 11/15/05                                                               570                618
   Federal Home Loan Mortgage Corp., 5.875%, 03/21/11                                  305                313
   Federal National Mortgage Association
         4.75%, 11/14/03                                                               175                180
         5.625%, 05/14/04                                                              816                855
         5.50%, 05/02/06                                                               630                662
         4.75%, 01/02/07                                                               345                349
         5.00%, 01/15/07                                                               420                431
         6.25%, 02/01/11                                                               490                515
         5.375%, 11/15/11                                                              815                816
         6.625%, 11/15/30                                                              620                655
                                                                                                      -------
                                                                                                        6,745
U.S. Treasury Securities - 14.2%
   U.S. Treasury Bonds
         7.25%, 05/15/16                                                             1,180              1,391
         6.25%, 08/15/23                                                               541                580
         6.00%, 02/15/26                                                               770                801
         5.25%, 02/15/29                                                               660                621
         6.25%, 05/15/30                                                             1,769              1,916
   U.S. Treasury Notes
         3.375%, 04/30/04                                                            1,925              1,945
         3.25%, 05/31/04                                                               260                262
         6.00%, 08/15/04                                                               357                379
         5.875%, 11/15/04                                                              740                786
         5.75%, 11/15/05                                                               455                486
         6.50%, 10/15/06                                                               540                594
         5.625%, 05/15/08                                                              568                606
         6.00%, 08/15/09                                                               624                678
         5.75%, 08/15/10                                                               570                611
         5.00%, 08/15/11                                                               532                539
                                                                                                      -------
                                                                                                       12,195
                                                                                                      -------

   Total Government Securities (cost $18,736)                                                          18,940
                                                                                                      -------

Short Term Investments - 12.3%
------------------------------
Money Market Funds - 0.1%
   Dreyfus Cash Management Plus, 1.89% (a)                                              61                 61

U.S. Government Agencies - 12.2%
   Federal Home Loan Mortgage Corp.,
         1.90%, 07/01/02                                                          $ 10,500             10,500
                                                                                                      -------

   Total Short Term Investments (cost $10,561)                                                         10,561
                                                                                                      -------

Total Investments - 100% (cost $87,285)                                                              $ 85,724
---------------------------------------                                                               =======


Janus/JNL Capital Growth Fund
Common Stocks - 92.5%
---------------------
Advertising - 3.8%
   Interpublic Group Cos. Inc.                                                          92            $ 2,280
   Lamar Advertising Co. (b)                                                           126              4,673
                                                                                                      -------
                                                                                                        6,953
Airlines - 1.5%
   Southwest Airlines Co.                                                              174              2,806

Banks - 3.9%
   Commerce Bancorp. Inc.                                                               17                730
   M&T Bank Corp.                                                                       21              1,784
   National Commerce Financial Corp.                                                    54              1,427
   North Fork Bancorp. Inc.                                                             22                877
   Northern Trust Corp.                                                                 56              2,479
                                                                                                      -------
                                                                                                        7,297
Biotechnology - 1.6%
   Enzon Inc. (b)                                                                      122              3,007

Chemicals - 0.6%
   Praxair Inc.                                                                         19              1,106

Commercial Services - 11.7%
   Apollo Group Inc. (b)                                                               133              5,249
   Cendant Corp. (b)                                                                   193              3,064
   Concord EFS Inc. (b)                                                                156              4,691
   First Health Group Corp. (b)                                                         14                400
   Moody's Corp.                                                                        54              2,674
   Paychex Inc.                                                                        117              3,655
   Robert Half International Inc. (b)                                                   82              1,912
                                                                                                      -------
                                                                                                       21,645
Computers - 1.2%
   Apple Computer Inc. (b)                                                              73              1,297
   Cadence Design Systems Inc. (b)                                                      60                964
                                                                                                      -------
                                                                                                        2,261
Distribution & Wholesale - 0.5%
   W.W. Grainger Inc.                                                                   20              1,005

Diversified Financial Services - 4.2%
   Capital One Financial Corp.                                                          31              1,877
   Charles Schwab Corp.                                                                111              1,247
   E*TRADE Group Inc. (b)                                                               28                153
   Lehman Brothers Holdings Inc.                                                        43              2,710
   T. Rowe Price Group Inc.                                                             53              1,740
                                                                                                      -------
                                                                                                        7,727
Electrical Components & Equipment - 0.6%
   Ametek Inc.                                                                          29              1,082

Electronics - 1.0%
   Celestica Inc. (b)                                                                   23                522
   Mettler-Toledo International Inc. (b)                                                27                995
   Millipore Corp.                                                                      12                392
                                                                                                      -------
                                                                                                        1,909
Entertainment - 1.2%
   International Game Technology (b)                                                    40              2,265

Environmental Control - 0.1%
   Allied Waste Industries Inc.                                                         13                123

Food - 0.7%
   Dean Foods Co. (b)                                                                   32              1,209

Healthcare - 14.1%
   Alcon Inc. (b)                                                                       17                574
   Anthem Inc. (b)                                                                      23              1,566
   Apogent Technologies Inc. (b)                                                        87              1,785
   C.R. Bard Inc.                                                                       21              1,200
   Community Health Systems Inc. (b)                                                    48              1,283
   Health Management Associates Inc. (b)                                               129              2,602
   Laboratory Corp. of America Holdings (b)                                            126              5,744
   Quest Diagnostics Inc. (b)                                                           32              2,766
   St. Jude Medical Inc. (b)                                                            69              5,100
   Stryker Corp. (b)                                                                    68              3,633
                                                                                                      -------
                                                                                                       26,252
Home Builders - 1.6%
   Clayton Homes Inc.                                                                   71              1,119
   NVR Inc. (b)                                                                          6              1,841
                                                                                                      -------
                                                                                                        2,960
Insurance - 9.5%
   AFLAC Inc.                                                                          117              3,735
   Berkshire Hathaway Inc. - Class B (b)                                                 2              4,680
   Everest Re Group Ltd.                                                                21              1,169
   MGIC Investment Corp.                                                                45              3,063
   RenaissanceRe Holdings Ltd.                                                          46              1,697
   W.R. Berkley Corp.                                                                   19              1,070
   XL Capital Ltd.                                                                      26              2,210
                                                                                                      -------
                                                                                                       17,624
Internet - 4.2%
   eBay Inc. (b)                                                                       106              6,522
   TMP Worldwide Inc. (b)                                                               56              1,199
                                                                                                      -------
                                                                                                        7,721
Leisure Time - 1.9%
   USA Interactive (b)                                                                 149              3,483

Lodging - 1.0%
   Starwood Hotels & Resorts Worldwide Inc.                                             58              1,919

Manufacturing - 0.2%
   SPX Corp. (b)                                                                         3                388

Media - 3.4%
   Cox Radio Inc. (b)                                                                   53              1,283
   Entercom Communications Corp. (b)                                                    30              1,366
   Hispanic Broadcasting Corp. (b)                                                      67              1,741
   Westwood One Inc. (b)                                                                60              2,011
                                                                                                      -------
                                                                                                        6,401
Oil & Gas Producers - 3.6%
   EOG Resources Inc.                                                                   68              2,709
   Murphy Oil Corp.                                                                     17              1,391
   Ocean Energy Inc.                                                                   123              2,670
                                                                                                      -------
                                                                                                        6,770
Oil & Gas Services - 1.0%
   Smith International Inc. (b)                                                         29              1,947

Packaging & Containers - 0.7%
   Ball Corp.                                                                           30              1,265

Pharmaceuticals - 2.1%
   Forest Laboratories Inc. (b)                                                         33              2,368
   King Pharmaceuticals Inc. (b)                                                        72              1,602
                                                                                                      -------
                                                                                                        3,970
Pipelines - 1.8%
   Kinder Morgan Inc.                                                                   86              3,261

Retail - 1.9%
   Fred's Inc.                                                                          50              1,836
   Yum! Brands Inc. (b)                                                                 60              1,751
                                                                                                      -------
                                                                                                        3,587
Semiconductors - 5.2%
   Cree Inc. (b)                                                                        72                953
   Integrated Device Technology Inc. (b)                                               167              3,036
   KLA-Tencor Corp. (b)                                                                 32              1,400
   Mykrolis Corp. (b)                                                                   11                131
   National Semiconductor Corp. (b)                                                     49              1,427
   Novellus Systems Inc. (b)                                                            40              1,376
   Nvidia Corp. (b)                                                                     80              1,372
                                                                                                      -------
                                                                                                        9,695
Software - 4.3%
   Barra Inc. (b)                                                                       21                769
   Certegy Inc. (b)                                                                     30              1,106
   Electronic Arts Inc. (b)                                                             86              5,687
   Keane Inc. (b)                                                                       33                414
                                                                                                      -------
                                                                                                        7,976
Telecommunications - 1.0%
   Echostar Communications Corp. (b)                                                    97              1,800

Textiles - 0.8%
   Mohawk Industries Inc. (b)                                                           25              1,515

Transportation - 0.9%
   CSX Corp.                                                                            30              1,056
   Expeditors International of Washington Inc.                                          18                599
                                                                                                      -------
                                                                                                        1,655
Wireless Telecommunications - 0.8%
   Crown Castle International Corp. (b)                                                365              1,433
                                                                                                      -------

   Total Common Stocks (cost $201,087)                                                                172,017
                                                                                                      -------

Short Term Investments - 7.5%
-----------------------------
Commercial Paper - 7.5%
   Citigroup, 1.85%, 07/01/02                                                     $  9,000              9,000
   General Electric Capital Corp., 1.97%, 07/01/02                                   4,900              4,900
                                                                                                      -------
                                                                                                       13,900
Money Market Funds - 0.0%
-------------------------
   Dreyfus Cash Management Plus, 1.89% (a)                                               6                  6
                                                                                                      -------

   Total Short Term Investments (cost $13,906)                                                         13,906
                                                                                                      -------

Total Investments - 100% (cost $214,993)                                                             $185,923
----------------------------------------                                                              =======


Janus/JNL Global Equities Fund
Common Stocks - 89.5%
---------------------
Advertising - 1.4%
   Interpublic Group Cos. Inc.                                                          67            $ 1,671
   WPP Group Plc                                                                       292              2,468
                                                                                                      -------
                                                                                                        4,139
Aerospace & Defense - 1.9%
   General Dynamics Corp.                                                               25              2,702
   Lockheed Martin Corp.                                                                10                664
   Northrop Grumman Corp.                                                                5                652
   Raytheon Co.                                                                         47              1,902
                                                                                                      -------
                                                                                                        5,920
Apparel - 0.3%
   NIKE Inc.                                                                            15                820

Auto Manufacturers - 1.7%
   Bayerische Motoren Werke (BMW) AG                                                    28              1,137
   Hyundai Motor Co. Ltd.                                                               42              1,259
   Nissan Motor Co. Ltd.                                                               349              2,417
   Toyota Motor Corp.                                                                   16                427
                                                                                                      -------
                                                                                                        5,240
Banks - 8.9%
   Abbey National Plc                                                                   70                822
   Banco Bilbao Vizcaya Argentaria SA                                                  257              2,901
   Banco Popular Espanol                                                                23              1,010
   Bank of New York Co. Inc.                                                            97              3,257
   Barclays Plc                                                                         70                587
   Credit Suisse Group (b)                                                              62              1,980
   Danske Bank A/S                                                                      72              1,322
   Deutsche Bank AG                                                                     14                973
   HBOS Plc                                                                            110              1,192
   Kookmin Bank - (b)                                                                   24              1,180
   Kookmin Bank - ADR (b)                                                                7                322
   Mellon Financial Corp.                                                               32                992
   Northern Trust Corp.                                                                 30              1,324
   Royal Bank of Scotland Group Plc                                                     47              1,342
   Societe Generale                                                                     31              2,043
   Standard Chartered Plc                                                              168              1,793
   State Street Corp.                                                                   26              1,162
   UBS AG (b)                                                                           57              2,855
   Westpac Banking Corp. Ltd.                                                           69                629
                                                                                                      -------
                                                                                                       27,686
Beverages - 2.1%
   Asahi Breweries Ltd.                                                                 98                820
   Coca-Cola Co.                                                                        23              1,297
   Diageo Plc                                                                          346              4,499
                                                                                                      -------
                                                                                                        6,616
Biotechnology - 0.3%
   Genentech Inc. (b)                                                                   22                728

Chemicals - 2.7%
   Akzo Nobel NV                                                                        26              1,146
   BASF AG                                                                              37              1,700
   Bayer AG                                                                             38              1,209
   BOC Group Plc                                                                       194              3,009
   Givaudan                                                                              2                806
   Praxair Inc.                                                                          6                368
                                                                                                      -------
                                                                                                        8,238
Commercial Services - 3.7%
   Accenture Ltd. (b)                                                                   76              1,445
   Aramark Corp. (b)                                                                    25                616
   Capita Group Plc                                                                    127                606
   Cendant Corp. (b)                                                                    98              1,554
   Dai Nippon Printing Co. Ltd.                                                         77              1,022
   McKesson Corp.                                                                       66              2,166
   Securitas AB                                                                        205              4,217
                                                                                                      -------
                                                                                                       11,626
Computers - 1.0%
   BISYS Group Inc. (b)                                                                 25                821
   Electronic Data Systems Corp.                                                        60              2,235
                                                                                                      -------
                                                                                                        3,056
Cosmetics & Personal Care - 1.9%
   Colgate-Palmolive Co.                                                                19                952
   Estee Lauder Cos. Inc.                                                               82              2,900
   Kao Corp.                                                                            92              2,118
                                                                                                      -------
                                                                                                        5,970
Diversified Financial Services - 5.1%
   Citigroup Inc.                                                                      229              8,865
   Fannie Mae                                                                           49              3,587
   Goldman Sachs Group Inc.                                                             22              1,609
   Household International Inc.                                                         13                647
   SLM Corp.                                                                            14              1,337
                                                                                                      -------
                                                                                                       16,045
Electronics - 0.4%
   Koninklijke Philips Electronics NV - NYS                                              7                186
   Koninklijke Philips Electronics NV                                                   20                551
   Thomson Corp. (b)                                                                    16                519
                                                                                                      -------
                                                                                                        1,256
Environmental Control - 0.3%
   Waste Management Inc.                                                                40              1,029

Food - 4.7%
   Carrefour SA                                                                         27              1,440
   Compass Group Plc                                                                   234              1,420
   Groupe Danone                                                                        14              1,928
   Koninklijke Ahold NV                                                                156              3,283
   Nestle SA                                                                             9              2,038
   Safeway Plc                                                                         331              1,423
   Sysco Corp.                                                                          32                874
   Unilever NV                                                                          37              2,444
                                                                                                      -------
                                                                                                       14,850
Forest Products & Paper - 0.7%
   Stora Enso Oyj - Class R                                                             89              1,251
   UPM-Kymmene Oyj                                                                      26              1,039
                                                                                                      -------
                                                                                                        2,290
Hand & Machine Tools - 0.7%
   Schneider Electric SA                                                                41              2,181

Healthcare - 2.6%
   Baxter International Inc.                                                            15                671
   Hoya Corp.                                                                           20              1,419
   Johnson & Johnson                                                                    18                936
   Medtronic Inc.                                                                       73              3,142
   UnitedHealth Group Inc.                                                              20              1,869
                                                                                                      -------
                                                                                                        8,037
Home Furnishings - 1.4%
   SONY Corp.                                                                           86              4,526

Household Products - 0.4%
   Reckitt Benckiser Plc                                                                73              1,302

Insurance - 4.9%
   Allstate Corp.                                                                       55              2,021
   Cigna Corp.                                                                          28              2,711
   Marsh & McLennan Cos. Inc.                                                           36              3,472
   Muenchener Rueckversicherungs AG                                                     11              2,493
   Swiss Reinsurance                                                                    42              4,072
   Willis Group Holdings Ltd. (b)                                                       20                663
                                                                                                      -------
                                                                                                       15,432
Leisure Time - 0.5%
   USA Interactive (b)                                                                  69              1,626

Manufacturing - 0.9%
   Honeywell International Inc.                                                         71              2,495
   Tyco International Ltd.                                                              32                429
                                                                                                      -------
                                                                                                        2,924
Media - 7.5%
   AOL Time Warner Inc. (b)                                                             93              1,371
   Clear Channel Communications Inc. (b)                                                96              3,069
   Grupo Televisa SA - ADR (b)                                                         111              4,158
   Liberty Media Corp. (b)                                                              69                693
   McGraw-Hill Cos. Inc.                                                                45              2,699
   New York Times Co.                                                                   11                588
   Pearson Plc                                                                         194              1,934
   Reed Elsevier NV                                                                     82              1,111
   Reed Elsevier Plc                                                                   113              1,073
   Reuters Group Plc                                                                   106                562
   Viacom Inc. - Class B (b)                                                            56              2,494
   Walt Disney Co.                                                                      65              1,221
   Wolters Kluwer NV                                                                   131              2,491
                                                                                                      -------
                                                                                                       23,464
Metal Fabrication & Hardware - 1.1%
   Assa Abloy AB - Class B                                                             243              3,430

Mining - 0.5%
   Anglo American Plc (b)                                                               51                840
   Cia Vale do Rio Doce - ADR (b)                                                       28                783
                                                                                                      -------
                                                                                                        1,623
Oil & Gas Producers - 8.6%
   Anadarko Petroleum Corp.                                                             44              2,161
   BP Plc                                                                              450              3,779
   CNOOC Ltd.                                                                          316                423
   EnCana Corp.                                                                        126              3,875
   ENI-Ente Nazionale Idrocarburi SpA                                                  163              2,594
   PetroChina Co. Ltd.                                                               9,682              2,061
   Petroleo Brasileiro SA - Petrobras - ADR                                            267              4,644
   TotalFinaElf SA                                                                      42              6,782
   YUKOS - ADR                                                                           4                487
                                                                                                      -------
                                                                                                       26,806
Oil & Gas Services - 0.4%
   Schlumberger Ltd.                                                                    26              1,207

Pharmaceuticals - 8.2%
   Abbott Laboratories                                                                  61              2,295
   Cardinal Health Inc.                                                                 21              1,299
   GlaxoSmithKline Plc                                                                 124              2,676
   Pfizer Inc.                                                                         152              5,312
   Sanofi-Synthelabo SA                                                                 29              1,757
   Serono SA - Class B                                                                   1                640
   Takeda Chemical Industries Ltd.                                                      97              4,257
   Teva Pharmaceutical Industries Ltd. - ADR                                            58              3,877
   Wyeth                                                                                12                637
   Yamanouchi Pharmaceutical Co. Ltd.                                                  113              2,932
                                                                                                      -------
                                                                                                       25,682
Retail - 2.4%
   Costco Wholesale Corp. (b)                                                           31              1,183
   Dixons Group Plc                                                                    307                894
   Home Depot Inc.                                                                      65              2,397
   Ito-Yokado Co. Ltd.                                                                  14                701
   Kingfisher Plc                                                                       84                408
   McDonald's Corp.                                                                     23                642
   Pinault-Printemps-Redoute SA                                                          5                586
   Walgreen Co.                                                                         21                803
                                                                                                      -------
                                                                                                        7,614
Savings & Loans - 0.2%
   Washington Mutual Inc.                                                               17                620

Semiconductors - 2.5%
   Rohm Co. Ltd.                                                                         4                656
   Samsung Electronics                                                                  10              2,839
   STMicroelectronics NV - NYS                                                          45              1,089
   STMicroelectronics NV                                                               130              3,244
                                                                                                      -------
                                                                                                        7,828
Software - 3.7%
   Automatic Data Processing Inc.                                                       28              1,220
   Electronic Arts Inc. (b)                                                             16              1,029
   First Data Corp.                                                                     90              3,337
   Fiserv Inc. (b)                                                                      47              1,735
   Microsoft Corp. (b)                                                                  80              4,393
                                                                                                      -------
                                                                                                       11,714
Telecommunications - 1.7%
   BT Group Plc (b)                                                                    311              1,193
   Telecom Italia SpA - RNC                                                            208              1,104
   Telecom Italia SpA                                                                  116                912
   Telefonos de Mexico SA de CV - ADR                                                   66              2,118
                                                                                                      -------
                                                                                                        5,327
Telecommunications Equipment - 0.2%
   Nokia Oyj                                                                            46                667

Tobacco - 1.4%
   Japan Tobacco Inc.                                                                   --                470
   Philip Morris Cos. Inc.                                                              93              4,053
                                                                                                      -------
                                                                                                        4,523
Transportation - 0.4%
   United Parcel Service Inc.                                                           19              1,183

Wireless Telecommunications - 2.2%
   China Mobile (Hong Kong) Ltd. (b)                                                 1,428              4,231
   NTT DoCoMo Inc.                                                                       1              2,510
                                                                                                      -------
                                                                                                        6,741
                                                                                                      -------

   Total Common Stocks (cost $300,626)                                                                279,966
                                                                                                      -------

Preferred Stocks - 0.8%
-----------------------
Auto Manufacturers - 0.8%
   Porsche AG                                                                            5              2,357
                                                                                                      -------

   Total Preferred Stocks (cost $1,335)                                                                 2,357
                                                                                                      -------

Short Term Investments - 9.7%
-----------------------------
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.89% (a)                                              32                 32

U.S. Government Agencies - 9.7%
   Federal Home Loan Bank, 1.87%, 07/01/02                                        $ 30,300             30,300
                                                                                                      -------

   Total Short Term Investments (cost $30,332)                                                         30,332
                                                                                                      -------

Total Investments - 100% (cost $332,293)                                                             $312,655
----------------------------------------                                                              =======


Janus/JNL Growth & Income Fund
Common Stocks - 81.8%
---------------------
Advertising - 0.2%
   Lamar Advertising Co. (b)                                                             1            $    39

Aerospace & Defense - 0.5%
   General Dynamics Corp.                                                                1                 91

Auto Manufacturers - 0.8%
   Bayerische Motoren Werke (BMW) AG                                                     4                144

Auto Parts & Equipment - 1.0%
   Delphi Corp.                                                                         14                182

Banks - 3.8%
   Bank of America Corp.                                                                 2                166
   US Bancorp                                                                           22                504
                                                                                                      -------
                                                                                                          670
Beverages - 5.0%
   Anheuser-Busch Cos. Inc.                                                              6                314
   Coca-Cola Enterprises Inc.                                                           11                250
   PepsiCo Inc.                                                                          7                330
                                                                                                      -------
                                                                                                          894
Chemicals - 2.1%
   Du Pont (E.I.) de Nemours & Co.                                                       9                377

Commercial Services - 2.0%
   Accenture Ltd. (b)                                                                    4                 84
   Paychex Inc.                                                                          5                153
   Valassis Communications Inc. (b)                                                      3                112
                                                                                                      -------
                                                                                                          349
Computers - 1.4%
   Apple Computer Inc. (b)                                                               5                 88
   Ceridian Corp. (b)                                                                    8                158
                                                                                                      -------
                                                                                                          246
Cosmetics & Personal Care - 1.8%
   Colgate-Palmolive Co.                                                                 1                 71
   Procter & Gamble Co.                                                                  3                247
                                                                                                      -------
                                                                                                          318
Diversified Financial Services - 10.9%
   Charles Schwab Corp.                                                                  7                 81
   Citigroup Inc.                                                                       18                697
   Goldman Sachs Group Inc.                                                              3                186
   Household International Inc.                                                          8                407
   JP Morgan Chase & Co.                                                                12                406
   Lehman Brothers Holdings Inc.                                                        --                 23
   T. Rowe Price Group Inc.                                                              4                139
                                                                                                      -------
                                                                                                        1,939
Electric - 1.0%
   Duke Energy Corp.                                                                     6                172

Engineering & Construction - 1.3%
   Fluor Corp.                                                                           6                227

Food - 1.5%
   H.J. Heinz Co.                                                                        2                 67
   Kroger Co. (b)                                                                       10                194
                                                                                                      -------
                                                                                                          261
Hand & Machine Tools - 0.8%
   Stanley Works                                                                         3                136

Healthcare - 1.2%
   Medtronic Inc.                                                                        5                217

Insurance - 10.1%
   AFLAC Inc.                                                                            4                115
   American International Group Inc.                                                     6                386
   Berkshire Hathaway Inc. - Class B (b)                                                --                246
   Chubb Corp.                                                                          --                 17
   Cigna Corp.                                                                           2                152
   John Hancock Financial Services Inc.                                                  4                158
   Marsh & McLennan Cos. Inc.                                                            5                439
   MGIC Investment Corp.                                                                 3                175
   Principal Financial Group (b)                                                         4                117
                                                                                                      -------
                                                                                                        1,805
Leisure Time - 1.6%
   Harley-Davidson Inc.                                                                  2                107
   USA Interactive (b)                                                                   7                173
                                                                                                      -------
                                                                                                          280
Lodging - 1.5%
   Fairmont Hotels & Resorts Inc.                                                        4                110
   Park Place Entertainment Corp. (b)                                                   16                160
                                                                                                      -------
                                                                                                          270
Manufacturing - 5.7%
   3M Co.                                                                                2                191
   General Electric Co.                                                                 14                419
   Honeywell International Inc.                                                         12                409
                                                                                                      -------
                                                                                                        1,019
Media - 9.8%
   Clear Channel Communications Inc. (b)                                                 5                147
   Comcast Corp. (b)                                                                    15                350
   Comcast Corp. - Class A (b)                                                          --                 11
   COX Communications Inc. (b)                                                           8                232
   Gannett Co. Inc.                                                                      1                 46
   Liberty Media Corp. (b)                                                              44                443
   Viacom Inc. - Class B (b)                                                             9                394
   Walt Disney Co.                                                                       6                112
                                                                                                      -------
                                                                                                        1,735
Oil & Gas Producers - 5.7%
   Conoco Inc.                                                                           9                258
   EnCana Corp.                                                                          7                215
   Exxon Mobil Corp.                                                                    13                549
                                                                                                      -------
                                                                                                        1,022
Pharmaceuticals - 4.2%
   Allergan Inc.                                                                         3                177
   Pfizer Inc.                                                                           8                270
   Wyeth                                                                                 6                307
                                                                                                      -------
                                                                                                          754
Pipelines - 0.5%
   Kinder Morgan Inc.                                                                    2                 92

Retail - 0.6%
   Target Corp.                                                                          3                108

Semiconductors - 2.0%
   Linear Technology Corp.                                                               3                105
   Maxim Integrated Products Inc. (b)                                                    6                249
                                                                                                      -------
                                                                                                          354
Software - 3.1%
   Automatic Data Processing Inc.                                                        1                 34
   Electronic Arts Inc. (b)                                                              2                116
   Microsoft Corp. (b)                                                                   7                401
                                                                                                      -------
                                                                                                          551
Telecommunications Equipment - 0.4%
   Nokia Corp. - ADR                                                                     5                 78

Toys & Hobbies - 1.3%
   Mattel Inc.                                                                          11                229
                                                                                                      -------

   Total Common Stocks (cost $15,926)                                                                  14,559
                                                                                                      -------

Corporate Bonds - 2.7%
---------------------
Advertising - 0.1%
   Lamar Advertising Co., 5.25%, 09/15/06 (j)                                     $     10                 10

Diversified Financial Services - 0.3%
   Merrill Lynch & Co Inc.
         6.15%, 01/26/06                                                                25                 27
         5.36%, 02/01/07                                                                30                 30
                                                                                                      -------
                                                                                                           57
Oil & Gas Producers - 0.1%
   Devon Energy Corp., 3.944%, 06/27/20 (j) (k)                                         45                 22

Retail - 1.5%
   Wal-Mart Stores Inc., 4.375%, 08/01/03                                              255                260

Telecommunications - 0.1%
   CenturyTel Inc., 8.375%, 10/15/10                                                    20                 21

Toys & Hobbies - 0.3%
   Mattel Inc.,
         6.00%, 07/15/03                                                                20                 20
         6.125%, 07/15/05                                                               34                 34
                                                                                                      -------
                                                                                                           54
Transportation - 0.3%
   Wisconsin Central Transport, 6.625%, 04/15/08                                        45                 47
                                                                                                      -------

   Total Corporate Bonds (cost $459)                                                                      471
                                                                                                      -------

Preferred Stocks - 4.6%
-----------------------
Auto Manufacturers - 2.7%
   General Motors Corp.                                                                  8                202
   Porsche AG                                                                            1                276
                                                                                                      -------
                                                                                                          478
Diversified Financial Services - 1.4%
   Ford Motor Co. Capital Trust II                                                       4                249

Electric - 0.5%
   Reliant Energy Inc., 2.00%                                                            3                 86
                                                                                                      -------

   Total Preferred Stocks (cost $802)                                                                     813
                                                                                                      -------

Government Securities - 4.4%
----------------------------
U.S. Treasury Securities - 4.4%
   U.S. Treasury Notes
         3.00%, 01/31/04                                                          $    370                372
         5.25%, 05/15/04                                                               390                408
                                                                                                      -------

   Total Government Securities (cost $766)                                                                780
                                                                                                      -------

Short Term Investments - 6.5%
-----------------------------
Money Market Funds - 0.3%
   Dreyfus Cash Management Plus, 1.89% (a)                                              58                 58

U.S. Government Agencies - 6.2%
   Federal Home Loan Mortgage Corp.,
         1.90%, 07/01/02                                                          $  1,100              1,100
                                                                                                      -------

   Total Short Term Investments (cost $1,158)                                                           1,158
                                                                                                      -------

Total Investments - 100% (cost $19,111)                                                              $ 17,781
---------------------------------------                                                               =======


Lazard/JNL Mid Cap Value Fund
Common Stocks - 91.8%
---------------------
Advertising - 1.6%
   Interpublic Group Cos. Inc.                                                          47            $ 1,164

Aerospace & Defense - 1.6%
   Rockwell Collins Inc.                                                                43              1,176

Airlines - 1.3%
   Atlantic Coast Airlines Holdings Inc. (b)                                            42                909

Apparel - 3.7%
   NIKE Inc.                                                                            28              1,486
   Polo Ralph Lauren Corp. (b)                                                          53              1,178
                                                                                                      -------
                                                                                                        2,664
Auto Manufacturers - 1.3%
   Navistar International Corp. (b)                                                     29                934

Auto Parts & Equipment - 1.5%
   Delphi Corp.                                                                         81              1,063

Banks - 6.6%
   Charter One Financial Inc.                                                           35              1,213
   Mercantile Bankshares Corp.                                                          27              1,096
   North Fork Bancorp. Inc.                                                             21                848
   SouthTrust Corp.                                                                     59              1,546
                                                                                                      -------
                                                                                                        4,703
Biotechnology - 1.1%
   Biogen Inc. (b)                                                                      13                535
   Genzyme Corp. - General Division (b)                                                 14                267
                                                                                                      -------
                                                                                                          802
Building Materials - 1.7%
   American Standard Cos. Inc. (b)                                                      16              1,187

Chemicals - 2.5%
   Cabot Microelectronics Corp. (b)                                                     20                850
   PPG Industries Inc.                                                                  15                935
                                                                                                      -------
                                                                                                        1,785
Commercial Services - 8.4%
   Aramark Corp. (b)                                                                    66              1,658
   Convergys Corp. (b)                                                                  67              1,303
   Equifax Inc.                                                                         38              1,015
   First Health Group Corp. (b)                                                         50              1,405
   Gartner Inc. (b)                                                                     59                600
                                                                                                      -------
                                                                                                        5,981
Computers - 2.9%
   Lexmark International Inc. (b)                                                       18                979
   Maxtor Corp. (b)                                                                    129                583
   NCR Corp. (b)                                                                        15                533
                                                                                                      -------
                                                                                                        2,095
Diversified Financial Services - 2.9%
   Federated Investors Inc.                                                             32              1,120
   Investment Technology Group Inc. (b)                                                 29                932
                                                                                                      -------
                                                                                                        2,052
Electric - 3.3%
   Entergy Corp.                                                                        26              1,120
   FirstEnergy Corp.                                                                    37              1,242
                                                                                                      -------
                                                                                                        2,362
Electronics - 1.0%
   Celestica Inc. (b)                                                                   30                688

Entertainment - 1.7%
   International Game Technology (b)                                                    21              1,202

Food - 1.0%
   Interstate Bakeries                                                                  25                731

Forest Products & Paper - 3.2%
   Bowater Inc.                                                                         20              1,093
   MeadWestvaco Corp.                                                                   36              1,191
                                                                                                      -------
                                                                                                        2,284
Hand & Machine Tools - 1.6%
   Black & Decker Corp.                                                                 23              1,113

Healthcare - 3.9%
   DaVita Inc. (b)                                                                      34                816
   Lincare Holdings Inc. (b)                                                            25                811
   Universal Health Services Inc. (b)                                                   23              1,122
                                                                                                      -------
                                                                                                        2,749
Household Products - 1.3%
   Newell Rubbermaid Inc.                                                               26                919

Insurance - 4.4%
   AMBAC Financial Group Inc.                                                           21              1,424
   Principal Financial Group (b)                                                        30                918
   St. Paul Cos. Inc.                                                                   20                771
                                                                                                      -------
                                                                                                        3,113
Manufacturing - 0.5%
   Pittston Brink's Group                                                               14                336

Office & Business Equipment - 2.0%
   Pitney Bowes Inc.                                                                    36              1,418

Oil & Gas Producers - 1.7%
   Burlington Resources Inc.                                                            32              1,208

Oil & Gas Services - 3.0%
   Baker Hughes Inc.                                                                    32              1,062
   Cooper Cameron Corp. (b)                                                             22              1,070
                                                                                                      -------
                                                                                                        2,132
Pharmaceuticals - 5.0%
   Allergan Inc.                                                                        15                975
   Barr Laboratories Inc. (b)                                                           11                667
   King Pharmaceuticals Inc. (b)                                                        39                866
   Watson Pharmaceuticals Inc. (b)                                                      41              1,041
                                                                                                      -------
                                                                                                        3,549
Real Estate - 2.6%
   Archstone-Smith Trust                                                                31                820
   Health Care Property Investors Inc.                                                  24              1,016
                                                                                                      -------
                                                                                                        1,836
Retail - 6.2%
   BJ's Wholesale Club Inc. (b)                                                         27              1,036
   Foot Locker Inc. (b)                                                                 63                909
   Gap Inc.                                                                             84              1,198
   TJX Cos. Inc.                                                                        65              1,281
                                                                                                      -------
                                                                                                        4,424
Software - 5.4%
   BMC Software Inc. (b)                                                                84              1,386
   Dun & Bradstreet Corp. (b)                                                           25                839
   IMS Health Inc.                                                                      19                342
   Intuit Inc. (b)                                                                      13                631
   SEI Investments Co.                                                                  23                642
                                                                                                      -------
                                                                                                        3,840
Telecommunications Equipment - 2.4%
   Harris Corp.                                                                         30              1,080
   Polycom Inc. (b)                                                                     54                643
                                                                                                      -------
                                                                                                        1,723
Tobacco - 3.0%
   Loews Corp. - Carolina Group                                                         64              1,726
   UST Inc.                                                                             12                394
                                                                                                      -------
                                                                                                        2,120
Toys & Hobbies - 1.5%
   Mattel Inc.                                                                          50              1,048
                                                                                                      -------

   Total Common Stocks (cost $67,242)                                                                  65,310
                                                                                                      -------

Short Term Investments - 8.2%
-----------------------------
Money Market Funds - 8.2%
   Dreyfus Cash Management Plus, 1.89% (a)                                           3,368              3,368
   Dreyfus Government Cash Management, 1.85% (a)                                     2,501              2,501
                                                                                                      -------

   Total Short Term Investments (cost $5,869)                                                           5,869
                                                                                                      -------

Total Investments - 100% (cost $73,111)                                                              $ 71,179
---------------------------------------                                                               =======


Lazard/JNL Small Cap Value Fund
Common Stocks - 95.0%
---------------------
Advertising - 1.1%
   Advo Inc. (b)                                                                         1            $    38
   R.H. Donnelley Corp. (b)                                                             29                806
                                                                                                      -------
                                                                                                          844
Aerospace & Defense - 2.5%
   Esterline Technologies Corp. (b)                                                     19                424
   Titan Corp. (b)                                                                      45                818
   United Defense Industries Inc. (b)                                                   29                662
                                                                                                      -------
                                                                                                        1,904
Airlines - 1.1%
   Alaska Air Group Inc. (b)                                                             3                 87
   Atlantic Coast Airlines Holdings Inc. (b)                                            33                720
                                                                                                      -------
                                                                                                          807
Apparel - 0.8%
   Timberland Co. - Class A (b)                                                         18                641

Auto Manufacturers - 1.3%
   Navistar International Corp. (b)                                                     31                976

Auto Parts & Equipment - 1.4%
   American Axle & Manufacturing Holdings Inc. (b)                                      35              1,038

Banks - 4.2%
   Chittenden Corp.                                                                     17                504
   East-West Bancorp. Inc.                                                              19                656
   First Midwest Bancorp. Inc.                                                          14                400
   Hudson United Bancorp                                                                18                517
   Irwin Financial Corp.                                                                30                603
   Provident Financial Group Inc.                                                       17                484
   United Bankshares Inc.                                                                2                 48
                                                                                                      -------
                                                                                                        3,212
Beverages - 1.8%
   PepsiAmericas Inc.                                                                   48                712
   Robert Mondavi Corp. - Class A (b)                                                   20                667
                                                                                                      -------
                                                                                                        1,379
Biotechnology - 0.8%
   Gene Logic Inc. (b)                                                                  44                617

Building Materials - 0.8%
   York International Corp.                                                             18                618

Chemicals - 1.5%
   Ferro Corp.                                                                          19                560
   Spartech Corp.                                                                       23                613
                                                                                                      -------
                                                                                                        1,173
Commercial Services - 7.2%
   aaiPharma Inc. (b)                                                                   25                561
   Albany Molecular Research Inc. (b)                                                   32                678
   FTI Consulting Inc. (b)                                                              15                529
   Gartner Inc. (b)                                                                     50                500
   Learning Tree International Inc. (b)                                                 39                714
   MAXIMUS Inc. (b)                                                                     22                701
   Plexus Corp. (b)                                                                     28                500
   PRG-Schultz International Inc. (b)                                                   74                906
   Watson Wyatt & Co. Holdings (b)                                                      18                446
                                                                                                      -------
                                                                                                        5,535
Computers - 3.6%
   Advanced Digital Information Corp. (b)                                               78                655
   Maxtor Corp. (b)                                                                    198                897
   Mentor Graphics Corp. (b)                                                            57                815
   Tier Technologies Inc. - Class B (b)                                                 23                408
                                                                                                      -------
                                                                                                        2,775
Distribution & Wholesale - 0.9%
   United Stationers Inc. (b)                                                           23                684

Diversified Financial Services - 1.9%
   Financial Federal Corp. (b)                                                          11                347
   Investment Technology Group Inc. (b)                                                 18                589
   WP Stewart & Co. Ltd.                                                                19                493
                                                                                                      -------
                                                                                                        1,429
Electrical Components & Equipment - 0.7%
   Ametek Inc.                                                                          15                548

Electronics - 0.9%
   Varian Inc. (b)                                                                      21                685

Engineering & Construction - 1.1%
   Granite Construction Inc.                                                            33                845

Entertainment - 1.5%
   Alliance Gaming Corp. (b)                                                            33                408
   Intrawest Corp.                                                                      45                766
                                                                                                      -------
                                                                                                        1,174
Food - 0.7%
   Interstate Bakeries                                                                  20                575

Forest Products & Paper - 0.2%
   Wausau-Mosinee Paper Corp.                                                           10                118

Healthcare - 5.8%
   American Medical Systems Holdings Inc. (b)                                           31                627
   Apria Healthcare Group Inc. (b)                                                      43                952
   Inamed Corp. (b)                                                                     24                641
   Kindred Healthcare Inc. (b)                                                          14                627
   Manor Care Inc. (b)                                                                  30                695
   Oakley Inc. (b)                                                                      51                893
                                                                                                      -------
                                                                                                        4,435
Home Builders - 0.8%
   Toll Brothers Inc. (b)                                                               20                586

Home Furnishings - 1.4%
   Furniture Brands International Inc. (b)                                              15                448
   Harman International Industries Inc.                                                 14                665
                                                                                                      -------
                                                                                                        1,113
Household Products - 1.1%
   Moore Corp. Ltd. (b)                                                                 72                830

Insurance - 5.6%
   AmerUs Group Co.                                                                     23                864
   Arthur J. Gallagher & Co.                                                            14                485
   Everest Re Group Ltd.                                                                14                806
   HCC Insurance Holdings Inc.                                                          34                899
   Max Re Capital Ltd.                                                                  23                312
   RenaissanceRe Holdings Ltd.                                                          15                560
   W.R. Berkley Corp.                                                                    6                352
                                                                                                      -------
                                                                                                        4,278
Internet - 2.7%
   answerthink inc. (b)                                                                114                430
   Avocent Corp. (b)                                                                    50                802
   IndyMac Bancorp. Inc. (b)                                                            38                860
                                                                                                      -------
                                                                                                        2,092
Iron & Steel - 0.8%
   Allegheny Technologies Inc.                                                          38                593

Leisure Time - 2.1%
   Bally Total Fitness Holding Corp. (b)                                                41                769
   Brunswick Corp.                                                                      31                862
                                                                                                      -------
                                                                                                        1,631
Machinery - 2.0%
   Flowserve Corp. (b)                                                                  23                697
   Graco Inc.                                                                            7                178
   JLG Industries Inc.                                                                  44                622
                                                                                                      -------
                                                                                                        1,497
Manufacturing - 2.6%
   Crane Co.                                                                             4                 90
   Federal Signal Corp.                                                                 24                566
   Pittston Brink's Group                                                               37                890
   Roper Industries Inc.                                                                12                463
                                                                                                      -------
                                                                                                        2,009
Media - 2.1%
   Journal Register Co. (b)                                                             28                552
   Liberty Corp.                                                                        15                586
   Pulitzer Inc.                                                                         9                452
                                                                                                      -------
                                                                                                        1,590
Oil & Gas Producers - 2.4%
   Helmerich & Payne Inc.                                                               25                875
   St. Mary Land & Exploration Co.                                                      40                955
                                                                                                      -------
                                                                                                        1,830
Oil & Gas Services - 2.2%
   CAL Dive International Inc. (b)                                                      29                636
   Core Laboratories NV (b)                                                             21                248
   Hydril Co. (b)                                                                       18                493
   Key Energy Services Inc. (b)                                                         29                303
                                                                                                      -------
                                                                                                        1,680
Packaging & Containers - 0.6%
   Packaging Corp. of America (b)                                                       25                493

Pharmaceuticals - 2.0%
   Celgene Corp. (b)                                                                    27                405
   MIM Corp. (b)                                                                        67                810
   Pharmacopeia Inc. (b)                                                                35                302
                                                                                                      -------
                                                                                                        1,517
Pipelines - 1.1%
   Kinder Morgan Management LLC (b)                                                     27                827

Real Estate - 6.3%
   Alexandria Real Estate Equities Inc.                                                 18                903
   Camden Property Trust                                                                17                641
   Capital Automotive REIT                                                              24                575
   Catellus Development Corp. (b)                                                       20                408
   Health Care Property Investors Inc.                                                  21                914
   Heritage Property Investment Trust                                                   42              1,114
   Mills Corp.                                                                          10                313
                                                                                                      -------
                                                                                                        4,868
Retail - 7.1%
   American Eagle Outfitters Inc. (b)                                                   33                688
   Genesco Inc. (b)                                                                     27                660
   Linens `N Things Inc. (b)                                                            29                961
   Pacific Sunwear of California (b)                                                    58              1,281
   Payless Shoesource Inc. (b)                                                          17                963
   Tweeter Home Entertainment Group Inc. (b)                                            57                936
                                                                                                      -------
                                                                                                        5,489
Savings & Loans - 1.0%
   New York Community Bancorp. Inc.                                                     29                780

Semiconductors - 2.9%
   Actel Corp. (b)                                                                       3                 67
   Axcelis Technologies Inc. (b)                                                        74                835
   LTX Corp. (b)                                                                        45                635
   Microsemi Corp. (b)                                                                  59                386
   Pixelworks Inc. (b)                                                                  39                331
                                                                                                      -------
                                                                                                        2,254
Software - 2.2%
   American Management Systems Inc. (b)                                                 30                565
   Dendrite International Inc. (b)                                                      32                306
   HNC Software Inc. (b)                                                                48                793
                                                                                                      -------
                                                                                                        1,664
Telecommunications Equipment - 1.6%
   C-COR.net Corp. (b)                                                                  64                447
   Foundry Networks Inc. (b)                                                           115                808
                                                                                                      -------
                                                                                                        1,255
Transportation - 2.6%
   EGL Inc. (b)                                                                         11                183
   Swift Transportation Co. Inc. (b)                                                    37                857
   USFreightways Corp.                                                                  26                981
                                                                                                      -------
                                                                                                        2,021
                                                                                                      -------

   Total Common Stocks (cost $75,101)                                                                  72,909
                                                                                                      -------

Short Term Investments - 5.0%
-----------------------------
Money Market Funds - 5.0%
   Dreyfus Cash Management Plus, 1.89% (a)                                           3,764              3,764
   Dreyfus Government Cash Management, 1.85% (a)                                       102                102
                                                                                                      -------

   Total Short Term Investments (cost $3,866)                                                           3,866
                                                                                                      -------

Total Investments - 100% (cost $78,967)                                                              $ 76,775
---------------------------------------                                                               =======


Mellon Capital Management/JNL Bond Index Fund
Corporate Bonds - 29.9%
-----------------------
Aerospace & Defense - 0.3%
   United Technologies Corp., 6.35%, 03/01/11                                     $     75            $    79

Asset Backed Securities - 8.0%
   Bear Stearns Commercial Mortgage Securities, 6.80%, 09/15/08                        145                153
   Chase Manhattan Auto Owner Trust, 3.09%, 11/15/05                                   100                101
   DaimlerChrysler Auto Trust, 3.78%, 02/06/07                                         400                401
   DLJ Commercial Mortgage Corp.
         6.46%, 03/10/32                                                                50                 53
         6.88%, 06/10/32                                                                80                 86
   First Union National Bank
         6.136%, 03/15/33                                                              301                313
         6.56%, 11/18/35                                                               250                268
   First Union National Bank Commercial Mortgage
         7.184%, 12/15/31                                                               91                 97
         7.39%, 12/15/31                                                               105                117
   GMAC Commercial Mortgage Securities Inc., 6.42%, 05/15/35100                        106
   Heller Financial Commercial Mortgage Asset Corp., 6.50%, 05/15/31                   118                125
   LB Commercial Conduit Mortgage Trust, 6.78%, 04/15/09                               223                241
   Sears Credit Account Master Trust, 5.65%, 03/17/09                                  300                313
                                                                                                      -------
                                                                                                        2,374
Auto Manufacturers - 2.6%
   Chevy Chase Auto Receivables Trust, 3.80%, 11/15/05                                 250                254
   DaimlerChrysler NA Holding Corp., 7.25%, 01/18/06                                   250                267
   Honda Auto Receivables Owner Trust, 3.96%, 02/19/07                                 250                253
                                                                                                      -------
                                                                                                          774
Banks - 3.2%
   BB&T Corp., 6.50%, 08/01/11                                                          75                 79
   Capital One Master Trust, 6.31%, 06/15/11                                           200                213
   FleetBoston Financial Corp., 7.375%, 12/01/09                                       250                271
   National Australia Bank Ltd., 8.60%, 05/19/10                                       250                297
   US Bank National Association, 6.375%, 08/01/11                                      100                104
                                                                                                      -------
                                                                                                          964
Beverages - 0.5%
   Anheuser-Busch Cos. Inc., 6.80%, 01/15/31                                            75                 80
   Coca-Cola Enterprises Inc., 6.125%, 08/15/11                                         75                 77
                                                                                                      -------
                                                                                                          157
Biotechnology - 0.3%
   Pharmacia Corp., 6.60%, 12/01/28                                                    100                102

Chemicals - 0.5%
   Dow Chemical, 6.125%, 02/01/11                                                      150                151

Diversified Financial Services - 7.8%
   Bear Stearns Co. Inc., 7.80%, 08/15/07                                              250                276
   Boeing Capital Corp., 7.375%, 09/27/10                                              100                110
   Countrywide Home Loans Inc., 5.50%, 08/01/06                                         75                 77
   Credit Suisse First Boston USA Inc., 6.50%, 01/15/12                                125                126
   Ford Motor Credit Co., 6.125%, 01/09/06                                             250                250
   General Motors Acceptance Corp.
         6.125%, 09/15/06                                                              100                101
         6.125%, 02/01/07                                                              150                152
   Goldman Sachs Group Inc., 6.65%, 05/15/09                                           250                257
   Household Automotive Trust, 4.37%, 12/17/08                                         100                101
   Household Finance Corp., 6.875%, 03/01/07                                           100                103
   International Lease Finance Corp., 5.75%, 10/15/06                                  250                258
   Lehman Brothers Holdings Inc., 7.00%, 02/01/08                                      250                268
   Verizon Global Funding Corp., 7.25%, 12/01/10                                       250                252
                                                                                                      -------
                                                                                                        2,331
Electric - 0.6%
   PPL Electric Utilities Corp., 6.25%, 08/15/09                                       100                104
   Scana Corp., 6.875%, 05/15/11                                                        75                 80
                                                                                                      -------
                                                                                                          184
Food - 1.1%
   HJ Heinz Co., 6.625%, 07/15/11 (e)                                                  200                210
   Unilever Capital Corp., 7.125%, 11/01/10                                            100                110
                                                                                                      -------
                                                                                                          320
Insurance - 1.0%
   Allstate Corp., 6.125%, 02/15/12                                                     75                 77
   Cigna Corp., 6.375%, 10/15/11                                                       100                103
   Hartford Life Inc., 7.65%, 06/15/27                                                 100                109
                                                                                                      -------
                                                                                                          289
Machinery - 0.3%
   Deere & Co., 8.10%, 05/15/30                                                         70                 79

Manufacturing - 1.3%
   Honeywell International Inc., 7.50%, 03/01/10                                       250                278
   Norsk Hydro ASA, 7.15%, 01/15/29                                                    100                102
                                                                                                      -------
                                                                                                          380
Media - 0.3%
   Viacom Inc., 7.875%, 07/30/30                                                        75                 81

Oil & Gas Producers - 0.3%
   Tosco Corp., 8.125%, 02/15/30                                                        75                 88

Pharmaceuticals - 0.3%
   Cardinal Health Inc., 6.75%, 02/15/11                                                75                 80

Retail - 0.3%
   Lowe's Cos. Inc., 6.875%, 02/15/28                                                   75                 75

Software - 0.7%
   First Data Corp., 5.625%, 11/01/11                                                  200                199

Telecommunications - 0.3%
   Telefonica Europe BV, 8.25%, 09/15/30                                               100                102

Tobacco - 0.3%
   Philip Morris Cos. Inc., 7.20%, 02/01/07                                             75                 83
                                                                                                      -------

   Total Corporate Bonds (cost $8,798)                                                                  8,892
                                                                                                      -------

Government Securities - 65.8%
-----------------------------
U.S. Government Agencies - 55.1%
   Federal Home Loan Bank,
         4.625%, 04/15/05                                                              390                401
   Federal Home Loan Mortgage Corp.
         5.50%, TBA (c)                                                              1,850              1,855
         4.875%, 04/16/04                                                              200                207
         3.625%, 10/15/04                                                              660                665
         4.125%, 01/14/05                                                              400                407
         5.125%, 03/06/06                                                              280                291
         5.75%, 03/15/09                                                               210                220
         6.875%, 09/15/10                                                               85                 94
         5.75%, 05/15/12                                                               120                123
         7.00%, 06/01/15                                                               394                414
         7.00%, 08/01/15                                                               308                323
         7.00%, 11/01/15                                                                14                 15
         7.00%, 11/01/16                                                               484                509
         6.75%, 09/15/29                                                               150                160
         6.75%, 03/15/31                                                               200                215
         7.00%, 06/01/31                                                               491                509
   Federal National Mortgage Association
         4.75%, 11/14/03                                                               870                897
         3.50%, 09/15/04                                                               540                544
         3.875%, 03/15/05                                                              915                923
         4.75%, 06/18/07                                                               150                151
         5.75%, 02/15/08                                                               155                164
         5.375%, 11/15/11                                                              325                325
         6.50%, 02/01/16                                                               734                762
         6.00%, 06/01/16                                                             1,322              1,350
         6.50%, 09/01/16                                                               221                229
         6.50%, 10/01/16                                                               281                291
         6.50%, 12/01/16                                                                22                 23
         5.50%, 03/01/17                                                             1,271              1,274
         6.625%, 11/15/30                                                              230                243
         6.50%, 04/01/32                                                             1,585              1,618
   Government National Mortgage Association
         8.00%, 04/15/30                                                               653                696
         8.50%, 06/15/30                                                               445                477
         8.50%, 12/15/30                                                                34                 36
                                                                                                      -------
                                                                                                       16,411
U.S. Treasury Securities - 10.7%
   U.S. Treasury Bonds
         8.75%, 05/15/17 (f)                                                            70                 93
         8.875%, 02/15/19 (f)                                                          330                449
         8.00%, 11/15/21 (f)                                                           360                460
         7.125%, 02/15/23 (f)                                                          250                294
         6.25%, 08/15/23 (f)                                                           300                321
         6.50%, 11/15/26 (f)                                                           115                127
   U.S. Treasury Notes
         6.00%, 08/15/04                                                               240                255
         4.625%, 05/15/06                                                              260                268
         6.125%, 08/15/07 (f)                                                          430                469
         5.50%, 02/15/08                                                               365                388
         6.50%, 02/15/10 (f)                                                            65                 73
                                                                                                      -------
                                                                                                        3,197
                                                                                                      -------

Total Government Securities (cost $19,385)                                                             19,608
                                                                                                      -------

Short Term Investments - 4.3%
-----------------------------
Money Market Funds - 4.3%
   Dreyfus Cash Management Plus, 1.89% (a)                                           1,278              1,278
                                                                                                      -------

   Total Short Term Investments (cost $1,278)                                                           1,278
                                                                                                      -------

Total Investments - 100% (cost $29,461)                                                              $ 29,778
---------------------------------------                                                               =======


Mellon Capital Management/JNL International Index Fund
Common Stocks - 96.2%
---------------------
Advertising - 0.2%
   Aegis Group Plc                                                                       5            $     7
   Asatsu-DK Inc.                                                                     --                    2
   Publicis Groupe                                                                    --                   13
   PubliGroupe SA (b)                                                                 --                    1
   Telefonica Publicidad e Informacion SA                                                1                  5
   WPP Group Plc                                                                         6                 47
                                                                                                      -------
                                                                                                           75
Aerospace & Defense - 0.4%
   BAE Systems Plc                                                                      15                 76
   European Aeronautic Defense and Space Co.                                             1                 20
   Rolls-Royce Plc                                                                       7                 17
   Sagem SA                                                                           --                    6
   Thales SA                                                                          --                   16
                                                                                                      -------
                                                                                                          135
Airlines - 0.3%
   Air France                                                                         --                    6
   Alitalia SpA (b)                                                                      4                  3
   All Nippon Airways Co. Ltd. (b)                                                       2                  5
   British Airways Plc (b)                                                               3                  7
   Cathay Pacific Airways Ltd.                                                           5                  8
   Deutsche Lufthansa AG (b)                                                             1                 13
   Japan Airlines Co. Ltd. (b)                                                           3                  8
   KLM-Koninklijke Luchtvaart Mij NV                                                  --                    2
   Ryanair Holdings Plc (b)                                                              2                 13
   SAS AB (b)                                                                         --                    2
   Singapore Airlines Ltd.                                                               3                 22
                                                                                                      -------
                                                                                                           89
Apparel - 0.2%
   Adidas-Salomon AG                                                                  --                   16
   Benetton Group SpA                                                                 --                    3
   Gunze Ltd.                                                                            1                  4
   Hugo Boss AG                                                                       --                    3
   Onward Kashiyama Co. Ltd.                                                             1                 10
   World Co. Ltd.                                                                     --                    6
                                                                                                      -------
                                                                                                           42
Auto Manufacturers - 2.9%
   DaimlerChrysler AG                                                                    4                204
   Fiat SpA                                                                           --                    2
   Fiat SpA                                                                           --                    3
   Fiat SpA                                                                              1                 13
   Hino Motors Ltd.                                                                      1                  3
   Honda Motor Co. Ltd.                                                                  3                126
   Nissan Motor Co. Ltd.                                                                11                 76
   Peugeot SA                                                                            1                 39
   Renault SA                                                                            1                 36
   Toyota Motor Corp.                                                                   12                308
   Volkswagen AG                                                                         1                 52
   Volvo AB                                                                              1                 10
   Volvo AB                                                                              1                 22
                                                                                                      -------
                                                                                                          894
Auto Parts & Equipment - 0.6%
   Bridgestone Corp.                                                                     3                 41
   Continental AG (b)                                                                    1                 11
   Denso Corp.                                                                           2                 36
   Georg Fischer AG                                                                     --                  2
   GKN Plc                                                                               4                 17
   Koyo Seiko Co. Ltd.                                                                   1                  5
   Michelin - Class B                                                                    1                 26
   NGK Spark Plug Co. Ltd.                                                               1                  8
   Pirelli SpA                                                                           5                  6
   Sanden Corp.                                                                          1                  4
   Toyoda Gosei Co. Ltd.                                                                --                  1
   Valeo SA                                                                             --                 13
                                                                                                      -------
                                                                                                          170
Banks - 15.9%
   77 Bank Ltd.                                                                          2                  8
   ABN Amro Holding NV                                                                   7                122
   Allied Irish Banks Plc                                                                4                 58
   Alpha Bank A.E                                                                        1                 11
   Ashikaga Bank Ltd. (b)                                                                5                  6
   Australia and New Zealand Banking Group Ltd.                                          7                 79
   Banca di Roma SpA                                                                     3                  6
   Banca Monte dei Paschi di Siena SpA                                                   4                 12
   Banca Nazionale Del Lavoro SpA (b)                                                    7                 12
   Banca Popolare Di Milano Scrl (b)                                                     2                  9
   Banco Bilbao Vizcaya Argentaria SA                                                   15                169
   Banco Comercial Portugues SA                                                          8                 27
   Banco Espirito Santo SA                                                               1                  6
   Banco Santander Central Hispano SA                                                   21                167
   Bank of East Asia                                                                     7                 14
   Bank of Fukuoka Ltd.                                                                  2                  8
   Bank of Ireland                                                                       5                 62
   Bank of Yokohama Ltd.                                                                 4                 17
   Barclays Plc                                                                         33                276
   Bayerische Hypo-und Vereinsbank AG                                                    2                 53
   Bipop-Carire SpA (b)                                                                  6                  8
   BNP Paribas SA                                                                        4                217
   BPI-SGPS SA                                                                           2                  5
   Chiba Bank Ltd.                                                                       3                 10
   Commercial Bank of Greece                                                            --                  6
   Commonwealth Bank of Australia                                                        6                116
   Credit Suisse Group (b)                                                               5                157
   Daiwa Bank Holdings Inc. (b)                                                         19                 15
   Danske Bank A/S                                                                       3                 48
   DBS Group Holdings Ltd.                                                               5                 35
   Deutsche Bank AG                                                                      3                195
   Dexia                                                                                 3                 47
   DnB Holding ASA                                                                       2                 10
   EFG Eurobank Ergasias SA                                                              1                 10
   Erste Bank Der Oesterreichischen Sparkassen AG                                       --                  7
   Fortis                                                                                5                101
   Gjensidige NOR Sparebank                                                             --                  7
   Gunma Bank Ltd.                                                                       2                  9
   Hang Seng Bank Ltd.                                                                   4                 39
   HBOS Plc                                                                             18                199
   Hokuriku Bank Ltd. (b)                                                                2                  3
   HSBC Holdings Plc                                                                    46                527
   IntesaBci SpA                                                                        18                 54
   IntesaBci SpA                                                                         5                 10
   Joyo Bank Ltd.                                                                        3                  8
   KBC Bancassurance Holding                                                            --                 17
   Lloyds TSB Group Plc                                                                 27                273
   Mitsubishi Tokyo Financial Group Inc.                                                --                  115
   Mitsui Trust Holdings Inc.                                                            3                  6
   Mizuho Holdings Inc.                                                                 --                 62
   National Australia Bank Ltd.                                                          8                153
   National Bank of Greece SA                                                            1                 19
   Nordea AB                                                                            11                 59
   Oversea-Chinese Banking Corp. Ltd.                                                    5                 33
   Piraeus Bank SA                                                                      --                  3
   Royal Bank of Scotland Group Plc                                                     13                379
   San Paolo-IMI SpA                                                                     4                 42
   Shizuoka Bank Ltd.                                                                    3                 18
   Skandinaviska Enskilda Banken SEB                                                     2                 23
   Societe Generale                                                                      2                 99
   Sumitomo Mitsui Banking Corp.                                                        18                 88
   Sumitomo Trust & Banking Co. Ltd.                                                     4                 19
   Suncorp-Metway Ltd.                                                                   3                 19
   Suruga Bank Ltd.                                                                      1                  5
   Svenska Handelsbanken                                                                --                  3
   Svenska Handelsbanken AB - Class A                                                    3                 40
   UBS AG (b)                                                                            6                312
   UFJ Holdings Inc.                                                                    --                 39
   Unicredito Italiano SpA                                                              15                 69
   United Overseas Bank Ltd.                                                             6                 43
   Westpac Banking Corp. Ltd.                                                            9                 78
                                                                                                      -------
                                                                                                        4,981
Beverages - 1.4%
   Asahi Breweries Ltd.                                                                  2                 17
   BRL Hardy Ltd.                                                                        1                  3
   Carlsberg A/S                                                                        --                  5
   Coca-Cola Amatil Ltd.                                                                 2                  8
   Coca-Cola Hellenic Bottling Co. SA                                                   --                  7
   Coca-Cola West Japan Co. Ltd.                                                        --                  2
   Diageo Plc                                                                           16                211
   Foster's Group Ltd.                                                                  10                 27
   Fraser & Neave Ltd.                                                                   1                  4
   Heineken NV                                                                           1                 44
   Interbrew                                                                             1                 20
   ITO EN Ltd.                                                                          --                  4
   Kirin Brewery Co. Ltd.                                                                3                 21
   Pernod-Ricard                                                                        --                 21
   Sapporo Breweries Ltd.                                                                1                  3
   Scottish & Newcastle Plc                                                              4                 33
   Southcorp Ltd.                                                                        3                  9
   Takara Holdings Inc.                                                                  1                  6
                                                                                                      -------
                                                                                                          445
Biotechnology - 0.1%
   Novozymes A/S                                                                        --                  7
   Qiagen NV (b)                                                                         1                  6
   Sonic Healthcare Ltd.                                                                 2                  4
   Zeltia SA                                                                             1                  5
                                                                                                      -------
                                                                                                           22
Building Materials - 1.3%
   Asahi Glass Co. Ltd.                                                                  4                 26
   Boral Ltd.                                                                            3                  7
   BPB Plc                                                                               2                 12
   Buderus AG                                                                           --                  5
   Cie de Saint-Gobain                                                                   2                 69
   Cimpor Cimentos de Portugal SA                                                       --                  3
   CRH Plc (b)                                                                           2                 42
   CSR Ltd.                                                                              5                 18
   Daikin Industries Ltd.                                                                1                 18
   Fletcher Building Ltd.                                                                1                  2
   FLS Industries A/S (b)                                                               --                  3
   Forbo Holding AG                                                                     --                  4
   Hanson Plc                                                                            4                 27
   Heidelberger Zement AG                                                               --                  6
   Holcim Ltd.                                                                          --                 29
   Imerys SA                                                                            --                  5
   Italcementi SpA                                                                       1                  5
   James Hardie Industries NV (b)                                                        2                  9
   Lafarge SA                                                                            1                 64
   Matsushita Electric Works Ltd.                                                        2                 14
   Nippon Sheet Glass Co. Ltd.                                                           1                  3
   Pilkington Plc                                                                        4                  6
   RMC Group Plc                                                                         1                 13
   Sumitomo Osaka Cement Co. Ltd.                                                        2                  3
   Taiheiyo Cement Corp.                                                                 3                  6
   Titan Cement Co. SA                                                                  --                  4
   Tostem Inax Holding Corp.                                                             1                 17
   Wienerberger AG                                                                      --                  3
                                                                                                      -------
                                                                                                          423
Chemicals - 2.6%
   Air Liquide                                                                           1                 84
   Akzo Nobel NV                                                                         1                 60
   Asahi Kasei Corp.                                                                     6                 20
   BASF AG                                                                               3                124
   Bayer AG                                                                              3                109
   BOC Group Plc                                                                         2                 39
   Ciba Specialty Chemicals AG                                                          --                 26
   Clariant AG                                                                           1                 15
   Daicel Chemical Industries Ltd.                                                       1                  3
   Dainippon Ink & Chemical (b)                                                          3                  6
   Denki Kagaku Kogyo K K                                                                2                  6
   Givaudan                                                                             --                 12
   Imperial Chemical Industries Plc                                                      6                 30
   Ishihara Sangyo Kaisha Ltd. (b)                                                       1                  2
   JSR Corp.                                                                             1                  8
   Kaneka Corp.                                                                          1                  7
   Lonza Group AG                                                                       --                 15
   Mitsubishi Chemical Corp. (b)                                                         8                 19
   Mitsubishi Gas Chemical Co.                                                           2                  4
   Mitsui Chemicals Inc.                                                                 3                 15
   Nippon Kayaku Co. Ltd.                                                                1                  4
   Nippon Sanso Corp.                                                                    1                  3
   Nippon Shokubai Co. Ltd.                                                              1                  5
   Nissan Chemical Industries                                                            1                  6
   Nitto Denko Corp.                                                                     1                 20
   SGL Carbon AG (b)                                                                    --                  1
   Shin-Etsu Chemical Co. Ltd.                                                           2                 77
   Showa Denko K K (b)                                                                   4                  7
   Solvay SA                                                                            --                 15
   Sumitomo Bakelite Co. Ltd.                                                            1                  7
   Sumitomo Chemical Co. Ltd.                                                            5                 23
   Syngenta AG                                                                           1                 30
   Tosoh Corp.                                                                           2                  6
   Ube Industries Ltd. (b)                                                               3                  5
                                                                                                      -------
                                                                                                          814
Commercial Services - 1.4%
   Adecco SA                                                                             1                 36
   Aggreko Plc                                                                           1                  3
   Amey Plc                                                                              1                  3
   Autopistas Concesionaria Espanola SA                                                  1                  8
   Autoroutes du Sud de la France (b)                                                   --                 11
   Autostrade Concessioni e Costruzioni Autostrade SpA                                   4                 35
   Bellsystem 24 Inc.                                                                   --                  3
   Benesse Corp.                                                                        --                  5
   Brambles Industries Ltd.                                                              5                 24
   Brambles Industries Plc                                                               4                 19
   Brisa-Auto Estradas de Portugal SA                                                    1                  7
   BTG Plc (b)                                                                          --                  2
   Bunzl Plc                                                                             2                 19
   Capita Group Plc                                                                      3                 14
   Dai Nippon Printing Co. Ltd.                                                          3                 40
   De La Rue Plc                                                                         1                  8
   Group 4 Falck A/S                                                                    --                 10
   Hays Plc                                                                              9                 20
   IHC Caland NV                                                                        --                 12
   ISS A/S (b)                                                                          --                 11
   Kamigumi Co. Ltd.                                                                     1                  4
   Kidde Plc (b)                                                                         3                  4
   Mayne Group Ltd.                                                                      4                 10
   Rank Group Plc                                                                        3                 11
   Rentokil Initial Plc                                                                  9                 37
   Securicor Plc                                                                         3                  5
   Securitas AB                                                                          1                 29
   Serco Group Plc                                                                       2                  6
   SGS Societe Generale Surveillance Holdings SA                                        --                  8
   TIS Inc.                                                                             --                  4
   Toppan Printing Co. Ltd.                                                              3                 31
   Vedior NV                                                                             1                  8
                                                                                                      -------
                                                                                                          447
Computers - 0.6%
   Atos Origin SA (b)                                                                   --                  9
   Cap Gemini SA                                                                        --                 19
   CMG Plc                                                                               3                  5
   Computershare Ltd.                                                                    2                  2
   Creative Technology Ltd.                                                             --                  2
   CSK Corp.                                                                            --                 11
   Fujitsu Ltd.                                                                          8                 56
   Fujitsu Support and Service Inc.                                                     --                  5
   Getronics NV (b)                                                                      1                  2
   Itochu Techno-Science Corp.                                                          --                  4
   Logica Plc                                                                            2                  6
   Logitech International SA (b)                                                        --                 10
   Meitec Corp.                                                                         --                  3
   Misys Plc                                                                             3                 10
   NET One Systems Co. Ltd.                                                             --                  6
   Opticom ASA (b)                                                                      --                  2
   TDK Corp.                                                                             1                 28
   Tietoenator Oyj                                                                      --                 10
   WM-Data AB                                                                            1                  2
                                                                                                      -------
                                                                                                          192
Cosmetics & Personal Care - 0.8%
   Aderans                                                                              --                  3
   Beiersdorf AG                                                                        --                 17
   Kanebo Ltd. (b)                                                                       2                  3
   Kao Corp.                                                                             3                 69
   L'Oreal SA                                                                            2                130
   Shiseido Co. Ltd.                                                                     2                 27
   Uni-Charm Corp.                                                                      --                  8
   Wella AG                                                                             --                  7
                                                                                                      -------
                                                                                                          264
Distribution & Wholesale - 0.6%
   Buhrmann NV                                                                          --                  4
   Esprit Holdings Ltd.                                                                  2                  4
   Hagemeyer NV                                                                          1                  8
   Itochu Corp.                                                                          6                 21
   Li & Fung Ltd.                                                                        8                 11
   Marubeni Corp. (b)                                                                    5                  5
   Mitsubishi Corp.                                                                      5                 36
   Mitsui & Co. Ltd.                                                                     6                 40
   Sumitomo Corp.                                                                        3                 18
   Wolseley Plc                                                                          3                 29
                                                                                                      -------
                                                                                                          176
Diversified Financial Services - 1.6%
   Acom Co. Ltd.                                                                        --                 23
   Aeon Credit Service Co. Ltd.                                                         --                  6
   Aiful Corp.                                                                          --                 13
   Amvescap Plc                                                                          3                 26
   Australian Stock Exchange Ltd.                                                       --                  4
   Banca Fideuram SpA                                                                    1                  7
   Close Brothers Group Plc                                                              1                  6
   Credit Saison Co. Ltd.                                                                1                 14
   Daiwa Securities Group Inc.                                                           6                 39
   Deutsche Boerse AG                                                                   --                 15
   Hong Kong Exchanges and Clearing Ltd.                                                 6                 10
   Irish Life & Permanent Plc                                                            1                 20
   Macquarie Bank Ltd.                                                                   1                 15
   Man Group Plc                                                                         1                 19
   Marschollek Lautenschlaeger Und Partner                                              --                  8
   Mediobanca SpA                                                                        2                 18
   Nikko Cordial Corp.                                                                   6                 30
   Nomura Holdings Inc.                                                                  9                132
   OM AB                                                                                --                  2
   ORIX Corp.                                                                           --                 32
   Promise Co. Ltd.                                                                     --                 20
   Provident Financial Plc                                                               1                 13
   Sampo Oyj - Class A                                                                   2                 12
   Schroders Plc                                                                         1                  5
   Singapore Exchange Ltd.                                                               4                  4
   Takefuji Corp.                                                                       --                 24
                                                                                                      -------
                                                                                                          517
Electric - 3.2%
   ACEA SpA                                                                             --                  1
   Chubu Electric Power Co. Inc.                                                         3                 53
   CLP Holdings Ltd.                                                                     9                 36
   Contact Energy Ltd.                                                                   2                  3
   E.On AG                                                                               3                167
   Electrabel                                                                           --                 35
   Electricidade de Portugal SA                                                          8                 16
   Endesa SA                                                                             4                 63
   Enel SpA                                                                             11                 61
   Hongkong Electric Holdings Ltd.                                                       7                 26
   Iberdrola SA                                                                          4                 54
   International Power Plc (b)                                                           6                 15
   Kansai Electric Power Co.                                                             3                 51
   Kyushu Electric Power                                                                 2                 27
   National Grid Group Plc                                                               9                 64
   Public Power Corp.                                                                   --                  3
   RWE AG                                                                               --                  5
   RWE AG                                                                                2                 72
   Scottish & Southern Energy Plc                                                        5                 46
   Scottish Power Plc                                                                    9                 48
   Tohoku Electric Power                                                                 2                 29
   Tokyo Electric Power Co.                                                              6                117
   Union Fenosa SA                                                                       1                 22
   Verbund-Oesterreichische Elektrizitaetswirtschafts AG                                --                  2
                                                                                                      -------
                                                                                                        1,016
Electrical Components & Equipment - 1.1%
   Bekaert SA                                                                           --                  3
   Casio Computer Co. Ltd.                                                               1                  5
   Fujikura Ltd.                                                                         1                  4
   Furukawa Electric Co. Ltd.                                                            2                  8
   Hitachi Cable Ltd.                                                                    1                  4
   Hitachi Ltd.                                                                         14                 91
   Mitsubishi Electric Corp. (b)                                                         8                 36
   NEG Micon A/S (b)                                                                    --                  3
   Sanyo Electric Co. Ltd.                                                               7                 31
   Sharp Corp.                                                                           4                 51
   Stanley Electric Co. Ltd.                                                             1                 11
   Sumitomo Electric Industries Ltd.                                                     3                 21
   Toshiba Corp. (b)                                                                    13                 52
   Vestas Wind Systems A/S                                                               1                 13
                                                                                                      -------
                                                                                                          333
Electronics - 2.0%
   Advantest Corp.                                                                      --                 25
   Alps Electric Co. Ltd.                                                                1                 13
   Anritsu Corp.                                                                         1                  7
   Barco NV                                                                             --                  2
   Chubb Plc                                                                             4                 10
   Dainippon Screen Manufacturing Co. Ltd. (b)                                           1                  5
   Electrocomponents Plc                                                                 2                 10
   Epcos AG (b)                                                                         --                  7
   Fanuc Ltd.                                                                            1                 25
   Hirose Electric Co. Ltd.                                                             --                  9
   Johnson Electric Holdings                                                             7                  8
   Johnson Matthey Plc                                                                   1                 17
   Keyence Corp.                                                                        --                 21
   Koninklijke Philips Electronics NV                                                    6                178
   Kyocera Corp.                                                                         1                 58
   Mabuchi Motor Co. Ltd.                                                               --                 10
   Minebea Co. Ltd.                                                                      2                 12
   Mitsumi Electric Co. Ltd.                                                            --                  5
   Murata Manufacturing Co. Ltd.                                                         1                 77
   NEC Corp.                                                                             7                 49
   NGK Insulators Ltd.                                                                   1                  8
   Omron Corp.                                                                           1                 14
   Secom Co. Ltd.                                                                        1                 49
   Venture Corp. Ltd.                                                                    1                  8
   Yokogawa Electric Corp.                                                               1                  8
                                                                                                      -------
                                                                                                          635
Engineering & Construction - 1.1%
   ABB Ltd. (b)                                                                          5                 40
   Acciona SA                                                                           --                  7
   ACS Actividades Construccion y Servicios SA                                          --                  6
   Altran Technologies SA                                                               --                  9
   Amec Plc                                                                              1                  9
   Auckland International Airport Ltd.                                                   1                  3
   BAA Plc                                                                               5                 48
   Balfour Beatty Plc                                                                    2                  9
   Bouygues SA                                                                           1                 23
   Cheung Kong Infrastructure Holdings Ltd.                                              3                  5
   Flughafen Wien AG                                                                    --                  2
   Fomento de Construcciones Y Contratas SA                                             --                  5
   Grupo Dragados SA                                                                     1                 12
   Grupo Ferrovial SA                                                                   --                  8
   Hellenic Technodomiki SA                                                             --                  1
   JGC Corp.                                                                             1                  7
   Kajima Corp.                                                                          3                  9
   Kinden Corp.                                                                          1                  5
   Kobenhavns Lufthavne                                                                 --                  2
   Leighton Holdings Ltd.                                                                1                  4
   Linde AG                                                                             --                 24
   New World Development Co. Ltd.                                                        7                  6
   Nippon Comsys Corp.                                                                   1                  6
   Nishimatsu Construction Co. Ltd.                                                      1                  3
   Obayashi Corp.                                                                        3                  9
   Okumura Corp.                                                                         1                  3
   SembCorp Industries Ltd.                                                              5                  4
   Shimizu Corp.                                                                         3                 10
   Singapore Technologies Engineering Ltd.                                               8                  9
   Skanska AB                                                                            2                 14
   Taisei Corp.                                                                          4                  9
   Taylor Woodrow Plc                                                                    3                  7
   Technical Olympic SA                                                                  1                  3
   Technip-Coflexip SA                                                                  --                 10
   Toda Corp.                                                                            1                  2
   Transurban Group (b)                                                                  2                  3
   VA Technologies                                                                      --                  1
   Vinci SA                                                                             --                 20
                                                                                                      -------
                                                                                                          357
Entertainment - 0.3%
   Aristocrat Leisure Ltd.                                                               1                  3
   Avex Inc.                                                                            --                  5
   Club Mediterranee (b)                                                                --                  2
   EMI Group Plc                                                                         4                 16
   Hilton Group Plc                                                                      8                 28
   Oriental Land Co. Ltd.                                                               --                 14
   TAB Ltd.                                                                              2                  4
   TABCORP Holdings Ltd.                                                                 1                  7
   Toho Co. Ltd.                                                                         1                  7
                                                                                                      -------
                                                                                                           86
Environmental Control - 0.1%
   BWT AG                                                                               --                  2
   Kurita Water Industries Ltd.                                                          1                 12
   Tomra Systems ASA                                                                     1                  9
                                                                                                      -------
                                                                                                           23
Food - 5.4%
   Ajinomoto Co. Inc.                                                                    3                 32
   Ariake Japan Co. Ltd.                                                                --                  4
   Cadbury Schweppes Plc                                                                10                 77
   Carrefour SA                                                                          3                143
   Colruyt SA                                                                           --                  5
   Compass Group Plc                                                                    11                 68
   Danisco A/S                                                                          --                 11
   Delhaize Group                                                                       --                 18
   Etablissements Economiques du Casino Guichard Perrachon                              --                 11
   Goodman Fielder Ltd.                                                                  7                  7
   Greencore Group Plc                                                                   1                  2
   Groupe Danone                                                                         1                 85
   J Sainsbury Plc                                                                       7                 37
   Jeronimo Martins (b)                                                                 --                  2
   Kamps AG                                                                             --                  3
   Katokichi Co. Ltd.                                                                   --                  4
   Kerry Group Plc                                                                       1                 11
   Kesko Oyj                                                                            --                  3
   Kikkoman                                                                              1                  6
   Koninklijke Ahold NV                                                                  3                 65
   Meiji Dairies Corp.                                                                   1                  3
   Meiji Seika Kaisha Ltd.                                                               1                  4
   Metro AG                                                                              1                 22
   Nestle SA                                                                             2                454
   Nichirei Corp.                                                                        1                  3
   Nippon Meat Packers Inc.                                                              1                 13
   Nisshin Seifun Group Inc.                                                             1                  7
   Nissin Food Products Co. Ltd.                                                        --                  8
   Numico NV                                                                             1                 15
   Orkla ASA                                                                             1                 19
   Ostasiatiske Kompagni (b)                                                            --                  2
   PAN Fish ASA (b)                                                                      1                  2
   Parmalat Finanziaria SpA                                                              2                  7
   QP Corp. Japan                                                                       --                  3
   Safeway Plc                                                                           5                 24
   Snow Brand Milk Products Co. Ltd. (b)                                                 1                  1
   Sodexho Alliance SA                                                                  --                 16
   Tate & Lyle Plc                                                                       2                 11
   Tesco Plc                                                                            34                124
   Unilever NV                                                                           3                182
   Unilever Plc                                                                         13                122
   Woolworths Ltd.                                                                       5                 38
   Yakult Honsha Co. Ltd.                                                                1                 10
   Yamazaki Baking Co. Ltd.                                                              1                  5
                                                                                                      -------
                                                                                                        1,689
Forest Products & Paper - 0.7%
   Carter Holt Harvey Ltd.                                                               4                  4
   Holmen AB                                                                            --                  5
   Jefferson Smurfit Group Plc (b)                                                       5                 14
   Mayr-Melnhof Karton AG                                                               --                  3
   Mitsubishi Paper Mills (b)                                                            1                  1
   Nippon Unipac Holding                                                                --                 25
   Norske Skogindustrier AS                                                              1                 11
   OJI Paper Co. Ltd.                                                                    4                 23
   PaperlinX Ltd.                                                                        1                  3
   Stora Enso Oyj - Class R                                                              3                 48
   Sumitomo Forestry Co. Ltd.                                                            1                  6
   Svenska Cellulosa AB                                                                  1                 32
   UPM-Kymmene Oyj                                                                       1                 46
                                                                                                      -------
                                                                                                          221
Gas - 0.8%
   Australian Gas Light Co. Ltd.                                                         2                 12
   Centrica Plc                                                                         21                 64
   Gas Natural SDG SA                                                                    1                 23
   Hong Kong & China Gas Co. Ltd.                                                       19                 25
   Italgas SpA                                                                           1                  9
   Lattice Group Plc                                                                    18                 46
   Osaka Gas Co. Ltd.                                                                    9                 21
   Snam Rete Gas SpA                                                                     4                 11
   Tokyo Gas Co. Ltd.                                                                   13                 36
                                                                                                      -------
                                                                                                          247
Hand & Machine Tools - 0.5%
   ASM Pacific Technology                                                                1                  2
   Fuji Electric Co. Ltd.                                                                2                  5
   KCI Konecranes International                                                         --                  3
   KONE Corp. Oyj - Class B                                                             --                  6
   Makita Corp.                                                                          1                  6
   Mori Seiki Co. Ltd.                                                                  --                  3
   Nidec Corp.                                                                          --                 15
   Sandvik AB                                                                            1                 27
   Schindler Holding AG                                                                 --                  5
   Schneider Electric SA                                                                 1                 54
   SMC Corp. - Japan                                                                    --                 24
   THK Co. Ltd.                                                                         --                  9
                                                                                                      -------
                                                                                                          159
Healthcare - 0.7%
   Amersham Plc                                                                          4                 31
   Centerpulse (b)                                                                      --                  9
   Cie Generale D'Optique Essilor International SA                                       1                 21
   Cochlear Ltd.                                                                        --                  4
   Coloplast A/S                                                                        --                  4
   Fisher & Paykel Healthcare Corp.                                                     --                  1
   Fresenius Medical Care AG                                                            --                  8
   Gambro AB                                                                             1                  5
   Gambro AB                                                                            --                  2
   Hoya Corp.                                                                            1                 36
   Instrumentarium Oyj                                                                  --                  5
   Luxottica Group SpA                                                                   1                 14
   Nobel Biocare AB                                                                     --                 10
   Paris Miki Inc.                                                                      --                  2
   Parkway Holdings Ltd.                                                                 2                  1
   Phonak Holding AG (b)                                                                --                  1
   Smith & Nephew Plc                                                                    5                 26
   SNIA SpA (b)                                                                          2                  3
   SSL International Plc                                                                 1                  4
   Synthes-Stratec Inc.                                                                 --                 12
   Tecan Group AG                                                                       --                  5
   Terumo Corp.                                                                          1                 13
   William Demant Holding (b)                                                           --                  6
                                                                                                      -------
                                                                                                          223
Holding Companies - Diversified - 0.8%
   DCC Plc                                                                              --                  3
   Groupe Bruxelles Lambert SA                                                          --                 21
   Haw Par Corp. Ltd.                                                                    1                  3
   Hutchison Whampoa Ltd.                                                               10                 75
   Keppel Corp. Ltd.                                                                     3                  7
   LVMH Moet Hennessy Louis Vuitton SA                                                   1                 54
   Six Continents Plc                                                                    4                 44
   Swire Pacific Ltd.                                                                    5                 23
   Viohalco                                                                             --                  1
   Wharf Holdings Ltd.                                                                   6                 14
                                                                                                      -------
                                                                                                          245
Home Builders - 0.2%
   Barratt Developments Plc                                                              1                  9
   Berkeley Group Plc                                                                    1                  9
   Daiwa House Industry Co. Ltd.                                                         2                 11
   Sekisui Chemical Co. Ltd.                                                             2                  7
   Sekisui House Ltd.                                                                    2                 15
   Wimpey (George) Plc                                                                   2                  9
                                                                                                      -------
                                                                                                           60
Home Furnishings - 1.3%
   Bang & Olufsen A/S                                                                   --                  3
   Electrolux AB - Series B                                                              2                 32
   Fisher & Paykel Appliances Holdings Ltd.                                             --                  1
   Matsushita Electric Industrial Co. Ltd.                                               9                123
   Pioneer Corp.                                                                         1                 11
   SONY Corp.                                                                            4                227
   Thomson Multimedia SA (b)                                                             1                 16
   Yamaha Corp.                                                                          1                 10
                                                                                                      -------
                                                                                                          423
Household Products - 0.3%
   Henkel KGaA                                                                          --                 21
   Noritake Co. Ltd.                                                                     1                  4
   Reckitt Benckiser Plc                                                                 3                 46
   Societe BIC SA                                                                       --                  7
   Toto Ltd.                                                                             1                  5
   Waterford Wedgwood Plc                                                                2                  1
                                                                                                      -------
                                                                                                           84
Insurance - 5.0%
   Aegon NV                                                                              5                 96
   Alleanza Assicurazioni SpA                                                            2                 24
   Allianz AG                                                                            1                175
   AMP Ltd.                                                                              6                 49
   Assicurazioni Generali SpA                                                            5                121
   AXA                                                                                   7                123
   CGNU Plc                                                                             11                 89
   Corporacion Mapfre SA                                                                --                  4
   ING Groep NV                                                                          8                211
   Insurance Australia Group Ltd.                                                        6                 11
   Legal & General Group Plc                                                            26                 51
   Mediolanum SpA                                                                        1                  6
   Millea Holdings Inc. (b)                                                             --                 57
   Mitsui Sumitomo Insurance Co. Ltd.                                                    6                 32
   Muenchener Rueckversicherungs AG                                                     --                111
   Pohjola Group Plc - Class D                                                          --                  2
   Prudential Plc                                                                       10                 88
   QBE Insurance Group Ltd.                                                              3                 10
   Riunione Adriatica di Sicurta SpA                                                     2                 22
   Royal & Sun Alliance Insurance Group Plc                                              7                 27
   Skandia Forsakrings AB                                                                5                 20
   Sompo Japan Insurance Inc.                                                            3                 19
   Storebrand (b)                                                                        1                  6
   Swiss Reinsurance                                                                     1                139
   Topdanmark A/S (b)                                                                   --                  3
   Zurich Financial Services AG                                                         --                 83
                                                                                                      -------
                                                                                                        1,579
Internet - 0.1%
   Softbank Corp.                                                                        1                 11
   Terra Networks SA (b)                                                                 2                 11
   Trend Micro Inc. (b)                                                                  1                 14
                                                                                                      -------
                                                                                                           36
Investment Companies - 0.1%
   Macquarie Infrastructure Group                                                        8                 14
   WCM Beteiligungs & Grundbesitz AG (b)                                                 1                  5
                                                                                                      -------
                                                                                                           19
Iron & Steel - 0.4%
   Acerinox SA                                                                          --                  8
   Arcelor (b)                                                                           2                 24
   Boehler-uddeholm                                                                     --                  2
   Corus Group Plc (b)                                                                  16                 20
   Kawasaki Steel Corp. (b)                                                             10                 13
   Nippon Steel Corp.                                                                   25                 39
   OneSteel Ltd.                                                                         2                  1
   Rautaruukki Oyj                                                                      --                  2
   Ssab Svenskt Stal AB                                                                 --                  3
   ThyssenKrupp AG                                                                       2                 25
   Voest-Alpine AG                                                                      --                  1
                                                                                                      -------
                                                                                                          138
Leisure Time - 0.2%
   Amer Group                                                                           --                  4
   Kuoni Reisen Holding AG (b)                                                          --                  3
   Mytravel Group Plc                                                                    2                  4
   Namco Ltd.                                                                           --                  4
   P&O Princess Cruises Plc                                                              3                 21
   Preussag AG                                                                           1                 17
   Shimano Inc.                                                                         --                  5
   Yamaha Motor Co Ltd                                                                   1                  7
   Zodiac SA                                                                            --                  4
                                                                                                      -------
                                                                                                           69
Lodging - 0.2%
   Accor SA                                                                              1                 37
   NH Hoteles SA (b)                                                                    --                  6
   Shangri-La Asia Ltd.                                                                  6                  5
   Sky City Entertainment Group Ltd.                                                     1                  4
   Sol Melia SA                                                                         --                  4
   United Overseas Land Ltd.                                                             2                  2
                                                                                                      -------
                                                                                                           58
Machinery - 0.3%
   Alstom (b)                                                                            1                 14
   Amada Co. Ltd.                                                                        1                  5
   Atlas Copco AB                                                                        1                 12
   Atlas Copco AB                                                                       --                  7
   Ebara Corp.                                                                           1                  5
   Fuji Machine Manufacturing Co. Ltd.                                                  --                  3
   Komatsu Ltd.                                                                          4                 14
   Kubota Corp.                                                                          5                 15
   MAN AG                                                                               --                  3
   MAN AG                                                                               --                  9
   Metso Oyj                                                                             1                  8
   Sumitomo Heavy Industries Ltd. (b)                                                    2                  2
   Toyota Industries Corp.                                                               1                 11
                                                                                                      -------
                                                                                                          108
Manufacturing - 1.8%
   AGFA-Gevaert NV                                                                      --                  7
   Ansell Ltd. (b)                                                                       1                  2
   BBA Group Plc                                                                         2                  9
   FKI Plc                                                                               3                  8
   Fuji Photo Film Co. Ltd.                                                              2                 65
   Futuris Corp. Ltd.                                                                    2                  2
   IMI Plc                                                                               2                 10
   Invensys Plc                                                                         18                 25
   Ishikawajima-Harima Heavy Industries Co. Ltd.                                         5                  8
   Kawasaki Heavy Industries Ltd. (b)                                                    5                  6
   Konica Corp.                                                                          1                  6
   Mitsubishi Heavy Industries Ltd.                                                     14                 42
   Nikon Corp.                                                                           1                 11
   NKT Holding A/S                                                                      --                  1
   Norsk Hydro ASA                                                                       1                 33
   Novar Plc                                                                             2                  3
   Olympus Optical Co. Ltd.                                                              1                 14
   Orica Ltd.                                                                            2                  9
   Siemens AG                                                                            4                237
   Smiths Group Plc                                                                      3                 36
   Sulzer AG (b)                                                                        --                  3
   Trelleborg AB                                                                        --                  4
   Uponor Oyj                                                                           --                  2
   Wartsila Oyj                                                                         --                  2
   Wesfarmers Ltd.                                                                       2                 28
                                                                                                      -------
                                                                                                          573
Media - 2.0%
   Amoldo Mondadori Editore SpA                                                          1                  5
   British Sky Broadcasting Plc (b)                                                      5                 52
   Carlton Communications Plc                                                            3                 10
   Daily Mail & General Trust                                                            1                 13
   Eniro AB (b)                                                                          1                  6
   Fuji Television Network Inc.                                                         --                  6
   Granada Plc                                                                          13                 22
   Gruppo Editoriale L'Espresso SpA                                                      1                  3
   Independent News & Media Plc                                                          2                  3
   Independent Newspapers Ltd.                                                           2                  3
   John Fairfax Holdings Ltd.                                                            3                  6
   Lagardere S.C.A                                                                       1                 27
   Mediaset SpA                                                                          3                 21
   Modern Times Group AB (b)                                                            --                  3
   News Corp. Ltd.                                                                       7                 38
   Pearson Plc                                                                           4                 39
   Promotora de Informaciones SA (PRISA)                                                 1                  5
   Prosieben SAT.1 Media AG (b)                                                         --                  4
   Publishing & Broadcasting Ltd.                                                        1                  4
   Reed Elsevier NV                                                                      3                 44
   Reed Elsevier Plc                                                                     6                 60
   Reuters Group Plc                                                                     7                 38
   Schibsted ASA                                                                        --                  2
   SCMP Group Ltd.                                                                       6                  3
   Seat-Pagine Gialle SpA (b)                                                           23                 17
   Singapore Press Holdings Ltd.                                                         2                 23
   Societe Television Francaise 1                                                        1                 17
   Television Broadcasts Ltd.                                                            2                  9
   United Business Media Plc                                                             2                 10
   Vivendi Universal SA                                                                  4                 97
   VNU NV                                                                                1                 28
   Wolters Kluwer NV                                                                     1                 25
                                                                                                      -------
                                                                                                          643
Metal Fabrication & Hardware - 0.2%
   Assa Abloy AB - Class B                                                               1                 20
   Hoganas AB                                                                           --                  4
   NKK Corp. (b)                                                                        13                 13
   NSK Ltd.                                                                              2                  8
   NTN Corp.                                                                             2                  8
   SKF AB                                                                               --                  8
   SKF AB - Class A                                                                     --                  5
   Sumitomo Metal Industries (b)                                                        12                  5
                                                                                                      -------
                                                                                                           71
Mining - 1.2%
   Aluminum of Greece S.A.I.C                                                           --                  3
   BHP Billiton Ltd.                                                                    18                104
   BHP Billiton Plc                                                                     10                 57
   Dowa Mining Co. Ltd.                                                                  1                  5
   Iluka Resources Ltd.                                                                  1                  2
   MIM Holdings Ltd.                                                                    10                  7
   Mitsubishi Materials Corp. (b)                                                        4                  8
   Mitsui Mining & Smelting Co. Ltd.                                                     2                  6
   Newcrest Mining Ltd.                                                                  2                  7
   Outokumpu Oyj                                                                        --                  5
   Pechiney SA                                                                          --                 14
   Rio Tinto Ltd.                                                                        2                 29
   Rio Tinto Plc                                                                         5                 96
   Sapa AB                                                                              --                  2
   Sons of Gwalia Ltd.                                                                   1                  2
   Sumitomo Metal Mining Co. Ltd.                                                        2                  9
   Umicore                                                                              --                  3
   WMC Ltd.                                                                              6                 29
                                                                                                      -------
                                                                                                          388
Office & Business Equipment - 0.7%
   Canon Inc.                                                                            4                151
   OCE NV                                                                               --                  4
   Ricoh Co. Ltd.                                                                        3                 52
                                                                                                      -------
                                                                                                          207
Oil & Gas Producers - 9.1%
   BG Group Plc                                                                         18                 76
   BP Plc                                                                              110                922
   ENI-Ente Nazionale Idrocarburi SpA                                                   14                219
   Fortum Oyj                                                                            2                 11
   Hellenic Petroleum SA                                                                --                  2
   Japan Energy Corp.                                                                    4                  6
   Kvaerner ASA (b)                                                                      3                  2
   Nippon Oil Corp.                                                                      7                 36
   OMV AG                                                                               --                 10
   Origin Energy Ltd.                                                                    3                  6
   Repsol YPF SA                                                                         5                 54
   Royal Dutch Petroleum Co. - NYS                                                      10                583
   Santos Ltd.                                                                           3                 11
   Shell Transport & Trading Co. Plc                                                    48                360
   Showa Shell Sekiyu KK                                                                 1                  6
   Statoil ASA                                                                           2                 21
   Teikoku Oil Co. Ltd.                                                                  1                  5
   Tonengeneral Sekiyu Kk                                                                2                 15
   TotalFinaElf SA                                                                       3                509
   Woodside Petroleum Ltd.                                                               2                 16
                                                                                                      -------
                                                                                                        2,870
Oil & Gas Services - 0.0%
   Petroleum Geo-Services ASA (b)                                                       --                  2
   Smedvig ASA - Class A                                                                --                  1
                                                                                                      -------
                                                                                                            3
Packaging & Containers - 0.1%
   Amcor Ltd.                                                                            4                 18
   Rexam Plc                                                                             2                 15
   Toyo Seikan Kaisha Ltd.                                                               1                 13
                                                                                                      -------
                                                                                                           46
Pharmaceuticals - 9.0%
   Altana AG                                                                            --                 18
   AstraZeneca Plc                                                                       9                354
   Aventis SA                                                                            3                236
   Banyu Pharmaceutical Co. Ltd.                                                         1                 13
   Celltech Group Plc (b)                                                                1                 10
   Chugai Pharmaceutical Co. Ltd.                                                        1                 12
   CSL Ltd.                                                                              1                 16
   Daiichi Pharmaceutical Co. Ltd.                                                       1                 18
   Eisai Co. Ltd.                                                                        1                 28
   Elan Corp. Plc (b)                                                                    2                 11
   Fujisawa Pharmaceutical Co. Ltd.                                                      1                 24
   Gehe AG                                                                              --                  6
   GlaxoSmithKline Plc                                                                  30                650
   H Lundbeck A/S                                                                       --                  8
   Kyowa Hakko Kogyo Co. Ltd.                                                            2                 11
   Merck KGaA                                                                           --                  5
   Novartis AG                                                                          13                591
   Novo-Nordisk A/S                                                                      1                 43
   Omega Pharma SA                                                                      --                  5
   Orion-Yhtymae Oy                                                                     --                  2
   Roche Holding AG                                                                     --                 26
   Roche Holding AG                                                                      3                261
   Sankyo Co. Ltd.                                                                       2                 27
   Sanofi-Synthelabo SA                                                                  2                123
   Schering AG                                                                           1                 55
   Serono SA - Class B                                                                  --                 24
   Shionogi & Co. Ltd.                                                                   1                 13
   Suzuken Co. Ltd.                                                                     --                  2
   Taisho Pharmaceutical Co. Ltd.                                                        1                 15
   Takeda Chemical Industries Ltd.                                                       4                176
   UCB SA                                                                               --                 18
   Yamanouchi Pharmaceutical Co. Ltd.                                                    2                 41
                                                                                                      -------
                                                                                                        2,842
Real Estate - 1.4%
   AMP Diversified Property Trust                                                        2                  2
   British Land Co. Plc                                                                  3                 22
   BT Office Trust                                                                       4                  4
   Canary Wharf Group Plc (b)                                                            2                 15
   CapitaLand Ltd.                                                                       6                  5
   Cheung Kong Holdings Ltd.                                                             7                 58
   City Developments Ltd.                                                                2                  6
   Colonial First State Property Trust Group                                             2                  3
   Daito Trust Construction Co. Ltd.                                                    --                  7
   Deutsche Office Trust                                                                 5                  4
   Drott AB                                                                             --                  5
   Gandel Retail Trust                                                                   4                  3
   General Property Trust                                                                9                 14
   Great Portland Estates Plc                                                            1                  3
   Green Property Plc                                                                    1                  5
   Hammerson Plc                                                                         1                 11
   Hang Lung Properties Ltd.                                                             5                  6
   Henderson Land Development Co. Ltd.                                                   3                 12
   Hysan Development Co. Ltd.                                                            3                  3
   Land Securities Plc                                                                   2                 33
   Lend Lease Corp. Ltd.                                                                 2                 12
   Metrovacesa SA                                                                       --                  4
   Mirvac Group                                                                          4                  9
   Mitsubishi Estate Co. Ltd.                                                            4                 33
   Mitsui Fudosan Co. Ltd.                                                               3                 27
   Sino Land Co.                                                                        10                  4
   Slough Estates Plc                                                                    2                 11
   Stockland Trust Group                                                                 4                 10
   Sumitomo Realty & Development                                                         2                 12
   Sun Hung Kai Properties Ltd.                                                          6                 46
   Union du Credit-Bail Immobilier                                                      --                 12
   Vallehermoso SA                                                                      --                  5
   Westfield Holdings Ltd.                                                               2                 15
   Westfield Trust                                                                      10                 18
                                                                                                      -------
                                                                                                          439
Retail - 2.8%
   Aeon Co. Ltd.                                                                         1                 27
   Aoyama Trading Co. Ltd.                                                              --                  2
   Autobacs Seven Co. Ltd.                                                              --                  3
   Autogrill SpA (b)                                                                     1                  8
   Boots Co. Plc                                                                         4                 42
   Bulgari SpA                                                                           1                  5
   Castorama Dubois Investissements                                                     --                 22
   Citizen Watch Co. Ltd.                                                                1                  7
   Coles Myer Ltd.                                                                       5                 19
   Compagnie Financiere Richemont AG - Class A                                           3                 59
   Cycle & Carriage Ltd.                                                                 1                  3
   D'ieteren NV                                                                         --                  3
   Daiei Inc. (b)                                                                        1                  2
   Daimaru Inc.                                                                          1                  5
   Dixons Group Plc                                                                      9                 28
   Douglas Holding AG                                                                   --                  3
   FamilyMart                                                                           --                  7
   Fast Retailing Co. Ltd.                                                              --                  4
   Folli-Follie SA                                                                      --                  2
   Giordano International Ltd.                                                           6                  4
   GUS Plc                                                                               5                 47
   Hankyu Department Store                                                               1                  8
   Harvey Norman Holdings Ltd.                                                           3                  6
   Hennes & Mauritz AB - Class B                                                         2                 46
   Inditex SA (b)                                                                        1                 23
   Isetan Co. Ltd.                                                                       1                 10
   Ito-Yokado Co. Ltd.                                                                   2                100
   KarstadtQuelle AG                                                                    --                  5
   Kingfisher Plc                                                                        6                 30
   Koninklijke Vendex KBB NV                                                             1                  8
   Lawson Inc.                                                                          --                  9
   Marks & Spencer Group Plc                                                            12                 66
   Marui Co. Ltd.                                                                        1                 18
   Mitsukoshi Ltd.                                                                       2                  6
   Next Plc                                                                              2                 21
   Pinault-Printemps-Redoute SA                                                         --                 40
   Rinascente SpA (LA)                                                                   1                  3
   Saizeriya Co. Ltd.                                                                   --                  3
   Seiyu Ltd. (b)                                                                        1                  4
   Seven-Eleven Japan Co. Ltd.                                                           2                 79
   Shimachu Co. Ltd.                                                                    --                  4
   Shimamura Co. Ltd.                                                                   --                  8
   Signet Group Plc                                                                      8                 11
   Skylark Co. Ltd.                                                                     --                  9
   Sonae SGPS SA (b)                                                                     5                  3
   Swatch Group AG                                                                      --                  5
   Swatch Group AG                                                                      --                 16
   Takashimaya Co. Ltd.                                                                  1                  6
   TelePizza SA (b)                                                                      1                  1
   UNY Co. Ltd.                                                                          1                 11
   Valora Holding AG                                                                    --                  6
   Warehouse Group Ltd.                                                                  1                  2
   Whitbread Plc                                                                         1                 11
   Yamada Denki Co. Ltd.                                                                --                  8
                                                                                                      -------
                                                                                                          888
Semiconductors - 0.9%
   Aixtron AG                                                                           --                  3
   ARM Holdings Plc (b)                                                                  5                 12
   ASML Holding NV (b)                                                                   2                 35
   Chartered Semiconductor Manufacturing Ltd. (b)                                        3                  6
   Infineon Technologies AG (b)                                                          2                 27
   Rohm Co. Ltd.                                                                         1                 75
   ST Assembly Test Services Ltd. (b)                                                    1                  1
   STMicroelectronics NV                                                                 3                 73
   Tokyo Electron Ltd.                                                                   1                 46
   Unaxis Holding AG                                                                    --                  4
                                                                                                      -------
                                                                                                          282
Shipbuilding - 0.0%
   Hitachi Zosen Corp. (b)                                                               4                  2
   Mitsui Engineer & Shipbuilding Co. Ltd. (b)                                           3                  4
                                                                                                      -------
                                                                                                            6
Software - 0.6%
   Business Objects SA (b)                                                              --                  9
   Capcom Co. Ltd.                                                                      --                  5
   Dassault Systemes SA                                                                 --                  9
   Fuji Soft ABC Inc.                                                                   --                  4
   Hitachi Software Engineering Co. Ltd.                                                --                  4
   Konami Corp.                                                                         --                  8
   Navision A/S (b)                                                                     --                  4
   Nippon System Development Co. Ltd.                                                   --                  4
   Oracle Corp. Japan                                                                   --                  9
   Sage Group Plc                                                                        6                 17
   SAP AG                                                                                1                 98
   Software AG                                                                          --                  1
   Trans Cosmos Inc.                                                                    --                  2
                                                                                                      -------
                                                                                                          174
Storage/Warehousing - 0.0%
   Mitsubishi Logistics Corp.                                                            1                  7

Telecommunications - 3.3%
   BT Group Plc (b)                                                                     42                162
   Cable & Wireless Plc                                                                 11                 29
   Deutsche Telekom AG - Reg                                                            10                 97
   e.Biscom SpA (b)                                                                     --                  1
   France Telecom SA                                                                     2                 19
   Hellenic Telecommunications Organization SA                                           1                 20
   Nippon Telegraph & Telephone Corp.                                                   --                115
   Pacific Century CyberWorks Ltd. (b)                                                  43                 10
   Portugal Telecom SGPS SA                                                              5                 34
   PT-Multimedia - Servicos de Telecomunicacoes e Multimedia
         SGPS SA (b)                                                                    --                  3
   Royal KPN NV (b)                                                                      9                 41
   Singapore Telecommunications Ltd.                                                    32                 25
   Sonera Oyj (b)                                                                        3                 10
   Swisscom AG                                                                          --                 38
   TDC A/S                                                                               1                 17
   Tele2 AB - Class B (b)                                                                1                  9
   Telecom Corp. of New Zealand Ltd.                                                     7                 17
   Telecom Italia SpA                                                                   12                 90
   Telecom Italia SpA                                                                   10                 54
   Telefonica SA (b)                                                                    22                189
   Telekom Austria AG (b)                                                                1                  5
   Telenor ASA                                                                           2                  7
   Telia AB                                                                              5                 14
   Telstra Corp. Ltd.                                                                   10                 26
   Tiscali SpA (b)                                                                       1                  3
                                                                                                      -------
                                                                                                        1,035
Telecommunications Equipment - 1.6%
   Alcatel SA                                                                            5                 37
   GN Store Nord (b)                                                                     1                  3
   Intracom SA                                                                           1                  5
   Kudelski SA (b)                                                                      --                  5
   Marconi Plc                                                                          10                  1
   Matsushita Communication Industrial Co. Ltd.                                         --                 15
   Nokia Oyj                                                                            23                341
   NTT Data Corp.                                                                       --                 24
   Oki Electric Industry Co. Ltd. (b)                                                    2                  4
   Spirent Plc                                                                           4                  5
   Tandberg ASA (b)                                                                      1                  7
   Telefonaktiebolaget LM Ericsson - Class B (b)                                        37                 55
                                                                                                      -------
                                                                                                          502
Textiles - 0.2%
   Kuraray Co. Ltd.                                                                      2                 13
   Mitsubishi Rayon Co. Ltd.                                                             2                  7
   Nisshinbo Industries                                                                  1                  5
   Teijin Ltd.                                                                           4                 14
   Toray Industries Inc.                                                                 6                 16
   Toyobo Co. Ltd.                                                                       2                  2
                                                                                                      -------
                                                                                                           57
Tobacco - 0.7%
   Altadis SA                                                                            1                 29
   British American Tobacco Plc                                                          8                 86
   Imperial Tobacco Group Plc                                                            4                 59
   Japan Tobacco Inc.                                                                   --                 27
   Papastratos Cigarette Co.                                                            --                  1
   Swedish Match AB                                                                      2                 15
                                                                                                      -------
                                                                                                          217
Toys & Hobbies - 0.3%
   Nintendo Co. Ltd.                                                                     1                 73
   Sanrio Co. Ltd.                                                                      --                  2
   Sega Corp. (b)                                                                        1                 12
                                                                                                      -------
                                                                                                           87
Transportation - 1.5%
   Amadeus Global Travel Distribution SA (b)                                             1                  7
   Associated British Ports Holdings Plc                                                 2                 10
   Attica Enterprise Holding SA (b)                                                     --                  1
   Bergesen DY A/S                                                                      --                  2
   Bergesen DY A/S                                                                      --                  2
   Central Japan Railway Co.                                                            --                 30
   Compagnie Maritime Belge (CMB) SA                                                    --                  1
   D/S 1912                                                                             --                 15
   Dampskibsselskabet Svendborg                                                         --                 10
   Deutsche Post AG                                                                      2                 23
   DSV de Sammenslut Vogn A/S                                                           --                  6
   East Japan Railway Co.                                                               --                 75
   Exel Plc                                                                              2                 20
   Firstgroup Plc                                                                        2                  7
   Frontline Ltd.                                                                       --                  2
   Kawasaki Kisen Kaisha Ltd.                                                            2                  3
   Keihin Electric Express Railway                                                       2                  9
   Keio Electric Railway Co. Ltd.                                                        3                 15
   Kinki Nippon Railway Co. Ltd. (b)                                                     7                 23
   Mitsui O.S.K. Lines Ltd.                                                              3                  6
   MTR Corp.                                                                             6                  8
   Neptune Orient Lines Ltd. (b)                                                         4                  2
   Nippon Express Co. Ltd.                                                               4                 21
   Nippon Yusen Kabushiki Kaisha                                                         4                 14
   Peninsular and Oriental Steam Navigation Co.                                          3                 12
   Seino Transportation Co. Ltd.                                                         1                  6
   SembCorp Logistics Ltd.                                                               1                  1
   Stagecoach Group Plc                                                                  4                  4
   Tobu Railway Co. Ltd.                                                                 3                  8
   Tokyu Corp.                                                                           5                 19
   TPG NV                                                                                2                 36
   West Japan Railway Co.                                                               --                 21
   Yamato Transport Co. Ltd.                                                             2                 37
                                                                                                      -------
                                                                                                          456
Venture Capital - 0.1%
   3i Group Plc                                                                          3                 32

Water - 0.6%
   AWG Plc (b)                                                                           1                 11
   Kelda Group Plc                                                                       2                 12
   Severn Trent Plc                                                                      2                 20
   Sociedad General de Aguas de Barcelona SA                                            --                  4
   Suez SA                                                                               4                105
   United Utilities Plc                                                                  3                 25
                                                                                                      -------
                                                                                                          177
Wireless Telecommunications - 2.4%
   NTT DoCoMo Inc.                                                                      --                214
   TIM SpA                                                                              19                 76
   Vodafone Group Plc                                                                  335                460
   Vodafone-Panafon SA                                                                   1                  4
                                                                                                      -------
                                                                                                          754
                                                                                                      -------

   Total Common Stocks (cost $30,253)                                                                  30,250
                                                                                                      -------

Preferred Stocks - 0.3%
-----------------------
Auto Manufacturers - 0.1%
   Porsche AG                                                                           --                 17
   Volkswagen AG                                                                        --                 15
                                                                                                      -------
                                                                                                           32
Healthcare - 0.0%
   Fresenius Medical Care AG                                                            --                  5

Media - 0.2%
   News Corp. Ltd.                                                                       9                 41
                                                                                                      -------

   Total Preferred Stocks (cost $94)                                                                       78
                                                                                                      -------

Short Term Investments - 3.5%
-----------------------------
Money Market Funds - 3.1%
   Dreyfus Cash Management Plus, 1.89% (a)                                             968                968

U.S. Treasury Bills - 0.4%
   U.S. Treasury Bill, 1.72%, 09/12/02 (l)                                        $    140                140
                                                                                                      -------

   Total Short Term Investments (cost $1,108)                                                           1,108
                                                                                                      -------

Total Investments - 100% (cost $31,455)                                                              $ 31,436
---------------------------------------                                                               =======


Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
Common Stocks - 92.4%
---------------------
Advertising - 0.3%
   Catalina Marketing Corp. (b)                                                          1            $    27
   Harte-Hanks Inc.                                                                      2                 34
                                                                                                      -------
                                                                                                           61
Aerospace & Defense - 0.8%
   L-3 Communications Holdings Inc. (b)                                                  2                 87
   Sequa Corp. - Class A (b)                                                            --                 12
   Titan Corp. (b)                                                                       1                 25
                                                                                                      -------
                                                                                                          124
Airlines - 0.1%
   Alaska Air Group Inc. (b)                                                            --                 13

Apparel - 0.5%
   Coach Inc. (b)                                                                        1                 43
   Timberland Co. - Class A (b)                                                          1                 22
   Unifi Inc. (b)                                                                        1                 10
                                                                                                      -------
                                                                                                           75
Auto Parts & Equipment - 1.0%
   ArvinMeritor Inc.                                                                     1                 28
   Bandag Inc.                                                                          --                 11
   BorgWarner Inc.                                                                      --                 27
   Lear Corp. (b)                                                                        1                 53
   Modine Manufacturing Co.                                                              1                 14
   Superior Industries International Inc.                                               --                 20
                                                                                                      -------
                                                                                                          153
Banks - 7.3%
   Associated Banc-Corp                                                                  1                 50
   Bank of Hawaii Corp.                                                                  1                 35
   Banknorth Group Inc.                                                                  3                 67
   City National Corp.                                                                   1                 47
   Colonial BancGroup Inc.                                                               2                 32
   Commerce Bancorp. Inc.                                                                1                 52
   Compass Bancshares Inc.                                                               2                 75
   First Virginia Banks Inc.                                                             1                 45
   FirstMerit Corp.                                                                      1                 41
   Greater Bay Bancorp                                                                   1                 27
   Hibernia Corp.                                                                        3                 55
   Investors Financial Services Corp.                                                    1                 38
   M&T Bank Corp.                                                                        2                139
   Mercantile Bankshares Corp.                                                           1                 50
   National Commerce Financial Corp.                                                     4                 95
   North Fork Bancorp. Inc.                                                              3                114
   Provident Financial Group Inc.                                                        1                 25
   Silicon Valley Bancshares (b)                                                         1                 20
   TCF Financial Corp.                                                                   1                 65
   Westamerica Bancorp                                                                   1                 23
   Wilmington Trust Corp.                                                                1                 34
                                                                                                      -------
                                                                                                        1,129
Beverages - 0.6%
   Constellation Brands Inc. - Class A (b)                                               2                 50
   PepsiAmericas Inc.                                                                    3                 40
                                                                                                      -------
                                                                                                           90
Biotechnology - 1.2%
   IDEC Pharmaceuticals Corp. (b)                                                        3                 94
   Incyte Genomics Inc. (b)                                                              1                  8
   Millennium Pharmaceuticals Inc. (b)                                                   5                 60
   Protein Design Labs Inc. (b)                                                          2                 17
                                                                                                      -------
                                                                                                          179
Building Materials - 0.4%
   Martin Marietta Materials Inc.                                                        1                 33
   York International Corp.                                                              1                 24
                                                                                                      -------
                                                                                                           57
Chemicals - 2.7%
   Airgas Inc. (b)                                                                       1                 20
   Albemarle Corp.                                                                       1                 23
   Cabot Corp.                                                                           1                 30
   Cabot Microelectronics Corp. (b)                                                     --                 18
   Crompton Corp.                                                                        2                 26
   Cytec Industries Inc.                                                                 1                 21
   Ferro Corp.                                                                           1                 21
   FMC Corp. (b)                                                                         1                 19
   HB Fuller Co.                                                                         1                 15
   IMC Global Inc.                                                                       2                 26
   Lubrizol Corp.                                                                        1                 30
   Lyondell Chemical Co.                                                                 2                 31
   Minerals Technologies Inc.                                                           --                 18
   Olin Corp.                                                                            1                 18
   RPM Inc.                                                                              2                 31
   Schulman (A.) Inc.                                                                    1                 11
   Solutia Inc.                                                                          2                 13
   Valspar Corp.                                                                         1                 40
                                                                                                      -------
                                                                                                          410
Commercial Services - 2.5%
   Banta Corp.                                                                          --                 16
   DeVry Inc. (b)                                                                        1                 28
   Education Management Corp. (b)                                                        1                 24
   First Health Group Corp. (b)                                                          2                 49
   Gartner Inc. (b)                                                                      1                 13
   Kelly Services Inc. - Class A                                                         1                 16
   Korn/Ferry International (b)                                                          1                  6
   Manpower Inc.                                                                         1                 49
   MPS Group Inc. (b)                                                                    2                 14
   NCO Group Inc. (b)                                                                   --                 10
   Plexus Corp. (b)                                                                      1                 13
   Quanta Services Inc. (b)                                                              1                 12
   Rollins Inc.                                                                          1                 11
   Sotheby's Holdings Inc. - Class A (b)                                                 1                 15
   Sylvan Learning Systems Inc. (b)                                                      1                 14
   United Rentals Inc. (b)                                                               1                 29
   Valassis Communications Inc. (b)                                                      1                 34
   Viad Corp.                                                                            2                 41
                                                                                                      -------
                                                                                                          394
Computers - 5.4%
   Affiliated Computer Services Inc. - Class A (b)                                       2                109
   BISYS Group Inc. (b)                                                                  2                 69
   Cadence Design Systems Inc. (b)                                                       5                 74
   Ceridian Corp. (b)                                                                    3                 49
   Diebold Inc.                                                                          1                 47
   DST Systems Inc. (b)                                                                  2                 96
   Henry (Jack) & Associates Inc.                                                        2                 27
   Imation Corp. (b)                                                                     1                 17
   InFocus Corp. (b)                                                                     1                  8
   McData Corp. (b)                                                                      2                 18
   Mentor Graphics Corp. (b)                                                             1                 15
   Quantum Corp. (b)                                                                     3                 12
   Reynolds & Reynolds Co.                                                               1                 34
   Sandisk Corp. (b)                                                                     1                 14
   Storage Technology Corp. (b)                                                          2                 30
   Sungard Data Systems Inc. (b)                                                         5                130
   SYKES Enterprises Inc. (b)                                                            1                  5
   Synopsys Inc. (b)                                                                     1                 75
                                                                                                      -------
                                                                                                          829
Distribution & Wholesale - 0.6%
   Fastenal Co.                                                                          1                 52
   Tech Data Corp. (b)                                                                   1                 37
                                                                                                      -------
                                                                                                           89
Diversified Financial Services - 2.3%
   A.G. Edwards Inc.                                                                     1                 55
   AmeriCredit Corp. (b)                                                                 1                 42
   E*TRADE Group Inc. (b)                                                                6                 33
   Eaton Vance Corp.                                                                     1                 38
   Investment Technology Group Inc. (b)                                                  1                 28
   LaBranche & Co. Inc. (b)                                                              1                 23
   Legg Mason Inc.                                                                       1                 54
   Metris Cos. Inc.                                                                      1                  9
   Neuberger Berman Inc.                                                                 1                 45
   Waddell & Reed Financial Inc. - Class A                                               1                 32
                                                                                                      -------
                                                                                                          359
Electric - 4.8%
   Allete Inc.                                                                           1                 40
   Alliant Energy Corp.                                                                  2                 41
   Black Hills Corp.                                                                    --                 15
   Cleco Corp.                                                                           1                 16
   Conectiv                                                                              2                 40
   DPL Inc.                                                                              2                 58
   DQE Inc.                                                                              1                 18
   Energy East Corp.                                                                     2                 56
   Great Plains Energy Inc.                                                              1                 21
   Hawaiian Electric Industries Inc.                                                     1                 26
   Idacorp Inc.                                                                          1                 17
   MDU Resources Group Inc.                                                              1                 33
   Northeast Utilities                                                                   2                 45
   NSTAR                                                                                 1                 42
   OGE Energy Corp.                                                                      1                 31
   PNM Resources Inc.                                                                    1                 16
   Potomac Electric Power Co.                                                            2                 40
   Puget Energy Inc.                                                                     2                 32
   SCANA Corp.                                                                           2                 56
   Sierra Pacific Resources                                                              2                 14
   Westar Energy Inc.                                                                    1                 20
   Wisconsin Energy Corp.                                                                2                 51
   WPS Resources Corp.                                                                   1                 23
                                                                                                      -------
                                                                                                          751
Electrical Components & Equipment - 0.7%
   Ametek Inc.                                                                           1                 22
   Energizer Holdings Inc. (b)                                                           2                 44
   Graftech International Ltd. (b)                                                       1                 10
   Hubbell Inc. - Class B                                                                1                 36
                                                                                                      -------
                                                                                                          112
Electronics - 1.4%
   Arrow Electronics Inc. (b)                                                            2                 36
   Avnet Inc.                                                                            2                 46
   FEI Co. (b)                                                                           1                 13
   Gentex Corp. (b)                                                                      1                 36
   Kemet Corp. (b)                                                                       2                 27
   Vishay Intertechnology Inc. (b)                                                       3                 61
                                                                                                      -------
                                                                                                          219
Engineering & Construction - 0.4%
   Dycom Industries Inc. (b)                                                             1                  9
   Granite Construction Inc.                                                             1                 17
   Jacobs Engineering Group Inc. (b)                                                     1                 33
                                                                                                      -------
                                                                                                           59
Entertainment - 0.6%
   Gtech Holdings Corp. (b)                                                              1                 26
   International Speedway Corp. - Class A                                                1                 38
   Macrovision Corp. (b)                                                                 1                 11
   Six Flags Inc. (b)                                                                    2                 23
                                                                                                      -------
                                                                                                           98
Environmental Control - 0.4%
   Republic Services Inc. (b)                                                            3                 55

Food - 3.5%
   Dean Foods Co. (b)                                                                    2                 59
   Dole Food Co.                                                                         1                 28
   Dreyer's Grand Ice Cream Inc.                                                         1                 42
   Hormel Foods Corp.                                                                    2                 58
   Interstate Bakeries                                                                   1                 21
   JM Smucker Co.                                                                        1                 29
   McCormick & Co. Inc.                                                                  2                 63
   Ruddick Corp.                                                                         1                 14
   Sensient Technologies Corp.                                                           1                 19
   Smithfield Foods Inc. (b)                                                             2                 36
   Tootsie Roll Industries Inc.                                                          1                 35
   Tyson Foods Inc.                                                                      6                 96
   Whole Foods Market Inc. (b)                                                           1                 47
                                                                                                      -------
                                                                                                          547
Forest Products & Paper - 0.8%
   Bowater Inc.                                                                          1                 53
   Glatfelter                                                                            1                 13
   Longview Fibre Co.                                                                    1                  8
   Potlatch Corp.                                                                       --                 16
   Rayonier Inc.                                                                        --                 24
   Wausau-Mosinee Paper Corp.                                                            1                 12
                                                                                                      -------
                                                                                                          126
Gas - 0.6%
   AGL Resources Inc.                                                                    1                 24
   Oneok Inc.                                                                            1                 23
   Vectren Corp.                                                                         1                 30
   WGL Holdings Inc.                                                                     1                 22
                                                                                                      -------
                                                                                                           99
Hand & Machine Tools - 0.1%
   Kennametal Inc.                                                                       1                 22

Healthcare - 6.5%
   Apogent Technologies Inc. (b)                                                         2                 38
   Apria Healthcare Group Inc. (b)                                                       1                 22
   Beckman Coulter Inc.                                                                  1                 53
   Covance Inc. (b)                                                                      1                 21
   Cytyc Corp. (b)                                                                       2                 16
   Dentsply International Inc.                                                           1                 50
   Edwards Lifesciences Corp. (b)                                                        1                 24
   Health Net Inc. (b)                                                                   2                 59
   Henry Schein Inc. (b)                                                                 1                 33
   Hillenbrand Industries Inc.                                                           1                 61
   LifePoint Hospitals Inc. (b)                                                          1                 25
   Lincare Holdings Inc. (b)                                                             2                 61
   Oxford Health Plans (b)                                                               2                 71
   Pacificare Health Systems Inc. (b)                                                    1                 17
   Patterson Dental Co. (b)                                                              1                 59
   Quest Diagnostics Inc. (b)                                                            2                145
   STERIS Corp. (b)                                                                      1                 22
   Triad Hospitals Inc. (b)                                                              1                 54
   Trigon Healthcare Inc. (b)                                                            1                 63
   Universal Health Services Inc. (b)                                                    1                 51
   Varian Medical Systems Inc. (b)                                                       1                 49
   Visx Inc. (b)                                                                         1                 12
                                                                                                      -------
                                                                                                        1,006
Home Builders - 1.1%
   Clayton Homes Inc.                                                                    2                 38
   DR Horton Inc.                                                                        3                 67
   Lennar Corp.                                                                          1                 69
                                                                                                      -------
                                                                                                          174
Home Furnishings - 0.2%
   Furniture Brands International Inc. (b)                                               1                 30

Household Products - 0.8%
   Blyth Inc.                                                                            1                 24
   Church & Dwight Co. Inc.                                                              1                 22
   Dial Corp.                                                                            2                 33
   Pennzoil-Quaker State Co.                                                             1                 30
   Wallace Computer Services Inc.                                                        1                 15
                                                                                                      -------
                                                                                                          124
Insurance - 4.5%
   Allmerica Financial Corp.                                                             1                 43
   American Financial Group Inc.                                                         1                 29
   AmerUs Group Co.                                                                      1                 26
   Arthur J. Gallagher & Co.                                                             2                 52
   Everest Re Group Ltd.                                                                 1                 50
   Fidelity National Financial Inc.                                                      2                 53
   HCC Insurance Holdings Inc.                                                           1                 29
   Horace Mann Educators Corp.                                                           1                 14
   Leucadia National Corp.                                                               1                 31
   Mony Group Inc.                                                                       1                 29
   Ohio Casualty Corp.                                                                   1                 22
   Old Republic International Corp.                                                      2                 66
   PMI Group Inc.                                                                        2                 60
   Protective Life Corp.                                                                 1                 40
   Radian Group Inc.                                                                     2                 81
   Stancorp Financial Group Inc.                                                         1                 29
   Unitrin Inc.                                                                          1                 42
                                                                                                      -------
                                                                                                          696
Internet - 1.4%
   Avocent Corp. (b)                                                                     1                 12
   Checkfree Corp. (b)                                                                   1                 22
   IndyMac Bancorp. Inc. (b)                                                             1                 24
   Internet Security Systems Inc. (b)                                                    1                 12
   Macromedia Inc. (b)                                                                   1                  9
   Network Associates Inc. (b)                                                           3                 49
   RSA Security Inc. (b)                                                                 1                  4
   Symantec Corp.                                                                        2                 81
                                                                                                      -------
                                                                                                          213
Iron & Steel - 0.2%
   AK Steel Holding Corp. (b)                                                            2                 24
   Carpenter Technology Corp.                                                           --                 11
                                                                                                      -------
                                                                                                           35
Leisure Time - 0.1%
   Callaway Golf Co.                                                                     1                 22

Lodging - 0.7%
   Extended Stay America Inc.                                                            2                 24
   Mandalay Resort Group (b)                                                             1                 32
   Park Place Entertainment Corp. (b)                                                    5                 54
                                                                                                      -------
                                                                                                          111
Machinery - 0.7%
   AGCO Corp. (b)                                                                        1                 25
   Albany International Corp.                                                            1                 16
   Flowserve Corp. (b)                                                                   1                 29
   Nordson Corp.                                                                         1                 14
   Stewart & Stevenson Services                                                         --                  9
   Tecumseh Products Co.                                                                --                 16
                                                                                                      -------
                                                                                                          108
Manufacturing - 2.1%
   Carlisle Cos. Inc.                                                                    1                 22
   Donaldson Co. Inc.                                                                    1                 27
   Federal Signal Corp.                                                                  1                 19
   Harsco Corp.                                                                          1                 26
   Lancaster Colony Corp.                                                                1                 22
   Pentair Inc.                                                                          1                 41
   Pittston Brink's Group                                                                1                 23
   SPX Corp. (b)                                                                         1                 86
   Teleflex Inc.                                                                         1                 39
   Trinity Industries Inc.                                                               1                 18
                                                                                                      -------
                                                                                                          323
Media - 2.7%
   Belo Corp. - Class A                                                                  2                 44
   Emmis Communications Corp. (b)                                                        1                 20
   Entercom Communications Corp. (b)                                                     1                 40
   Hispanic Broadcasting Corp. (b)                                                       2                 50
   Lee Enterprises Inc.                                                                  1                 26
   Media General Inc.                                                                   --                 25
   Reader's Digest Association Inc. - Class A                                            2                 33
   Scholastic Corp. (b)                                                                  1                 26
   Washington Post                                                                      --                 90
   Westwood One Inc. (b)                                                                 2                 61
                                                                                                      -------
                                                                                                          415
Metal Fabrication & Hardware - 0.3%
   Kaydon Corp.                                                                          1                 12
   Precision Castparts Corp.                                                             1                 30
                                                                                                      -------
                                                                                                           42
Mining - 0.1%
   Arch Coal Inc.                                                                        1                 21

Office Furnishings - 0.4%
   Herman Miller Inc.                                                                    1                 27
   HON Industries Inc.                                                                   1                 28
                                                                                                      -------
                                                                                                           55
Oil & Gas Producers - 3.1%
   ENSCO International Inc.                                                              2                 64
   Forest Oil Corp. (b)                                                                  1                 22
   Helmerich & Payne Inc.                                                                1                 31
   Murphy Oil Corp.                                                                      1                 66
   Noble Energy Inc.                                                                     1                 36
   Ocean Energy Inc.                                                                     3                 66
   Patterson-UTI Energy Inc. (b)                                                         1                 39
   Pioneer Natural Resources Co. (b)                                                     2                 53
   Pride International Inc. (b)                                                          2                 37
   Valero Energy Corp.                                                                   2                 69
                                                                                                      -------
                                                                                                          483
Oil & Gas Services - 2.3%
   Cooper Cameron Corp. (b)                                                              1                 46
   FMC Technologies Inc. (b)                                                             1                 23
   Grant Prideco Inc. (b)                                                                2                 26
   Hanover Compressor Co. (b)                                                            1                 16
   National-Oilwell Inc. (b)                                                             1                 30
   Smith International Inc. (b)                                                          1                 61
   Tidewater Inc.                                                                        1                 35
   Varco International Inc. (b)                                                          2                 29
   Weatherford International Ltd. (b)                                                    2                 90
                                                                                                      -------
                                                                                                          356
Packaging & Containers - 0.5%
   Packaging Corp. of America (b)                                                        2                 37
   Sonoco Products Co.                                                                   2                 47
                                                                                                      -------
                                                                                                           84
Pharmaceuticals - 3.3%
   AdvancePCS (b)                                                                        2                 39
   Barr Laboratories Inc. (b)                                                            1                 48
   Express Scripts Inc. - Class A (b)                                                    1                 70
   Gilead Sciences Inc. (b)                                                              3                111
   ICN Pharmaceuticals Inc.                                                              1                 35
   IVAX Corp. (b)                                                                        3                 36
   Mylan Laboratories Inc.                                                               2                 69
   Omnicare Inc.                                                                         2                 43
   Perrigo Co. (b)                                                                       1                 17
   Sepracor Inc. (b)                                                                     2                 15
   Vertex Pharmaceuticals Inc. (b)                                                       1                 21
                                                                                                      -------
                                                                                                          504
Pipelines - 1.0%
   Aquila Inc.                                                                           3                 25
   Equitable Resources Inc.                                                              1                 38
   National Fuel Gas Co.                                                                 1                 32
   Questar Corp.                                                                         1                 35
   Western Gas Resources Inc.                                                            1                 21
                                                                                                      -------
                                                                                                          151
Real Estate - 0.5%
   Hospitality Properties Trust                                                          1                 40
   New Plan Excel Realty Trust                                                           2                 34
                                                                                                      -------
                                                                                                           74
Retail - 5.5%
   99 Cents Only Stores (b)                                                              1                 31
   Abercrombie & Fitch Co. - Class A (b)                                                 2                 42
   American Eagle Outfitters Inc. (b)                                                    1                 25
   Barnes & Noble Inc. (b)                                                               1                 31
   BJ's Wholesale Club Inc. (b)                                                          1                 48
   Bob Evans Farms Inc.                                                                  1                 18
   Borders Group Inc. (b)                                                                1                 27
   Brinker International Inc. (b)                                                        2                 54
   CBRL Group Inc.                                                                       1                 30
   CDW Computer Centers Inc. (b)                                                         2                 70
   Cheesecake Factory (b)                                                                1                 32
   Claire's Stores Inc.                                                                  1                 20
   Copart Inc. (b)                                                                       2                 26
   Dollar Tree Stores Inc. (b)                                                           2                 78
   Longs Drug Stores Corp.                                                               1                 20
   Michaels Stores Inc. (b)                                                              1                 45
   Neiman-Marcus Group Inc. - Class A (b)                                                1                 29
   Outback Steakhouse Inc. (b)                                                           1                 47
   Papa John's International Inc. (b)                                                   --                 12
   Payless Shoesource Inc. (b)                                                          --                 23
   Ross Stores Inc.                                                                      1                 56
   Saks Inc. (b)                                                                         2                 32
   Williams-Sonoma Inc. (b)                                                              2                 60
                                                                                                      -------
                                                                                                          856
Savings & Loans - 2.8%
   Astoria Financial Corp.                                                               2                 50
   Golden State Bancorp. Inc.                                                            2                 86
   Greenpoint Financial Corp.                                                            2                 86
   Independence Community Bank Corp.                                                     1                 28
   New York Community Bancorp. Inc.                                                      2                 51
   Roslyn Bancorp. Inc.                                                                  1                 31
   Sovereign Bancorp. Inc.                                                               5                 68
   Webster Financial Corp.                                                               1                 32
                                                                                                      -------
                                                                                                          432
Semiconductors - 3.5%
   Atmel Corp. (b)                                                                       8                 51
   Cirrus Logic Inc. (b)                                                                 2                 11
   Credence Systems Corp. (b)                                                            1                 18
   Cree Inc. (b)                                                                         1                 17
   Cypress Semiconductor Corp. (b)                                                       2                 32
   Fairchild Semiconductor International Inc. - Class A (b)                              2                 48
   Integrated Device Technology Inc. (b)                                                 2                 33
   International Rectifier Corp. (b)                                                     1                 33
   Intersil Corp. (b)                                                                    2                 51
   Lam Research Corp. (b)                                                                2                 40
   Lattice Semiconductor Corp. (b)                                                       2                 17
   LTX Corp. (b)                                                                         1                 13
   Micrel Inc. (b)                                                                       2                 24
   Microchip Technology Inc. (b)                                                         3                 95
   MIPS Technologies Inc. - Class A (b)                                                  1                  4
   Semtech Corp. (b)                                                                     1                 34
   Triquint Semiconductor Inc. (b)                                                       2                 15
                                                                                                      -------
                                                                                                          536
Software - 3.8%
   Activision Inc. (b)                                                                   1                 32
   Acxiom Corp. (b)                                                                      2                 27
   Advent Software Inc. (b)                                                              1                 16
   Ascential Software Corp. (b)                                                          5                 13
   Certegy Inc. (b)                                                                      1                 45
   ChoicePoint Inc. (b)                                                                  1                 68
   CSG Systems International Inc. (b)                                                    1                 18
   Dun & Bradstreet Corp. (b)                                                            1                 43
   Electronic Arts Inc. (b)                                                              2                159
   Keane Inc. (b)                                                                        1                 16
   Legato Systems Inc. (b)                                                               2                  7
   National Instruments Corp. (b)                                                        1                 29
   Retek Inc. (b)                                                                        1                 23
   SEI Investments Co.                                                                   2                 54
   Sybase Inc. (b)                                                                       2                 19
   Transaction Systems Architects Inc. (b)                                               1                  7
   Wind River Systems Inc. (b)                                                           1                  5
                                                                                                      -------
                                                                                                          581
Telecommunications - 0.5%
   Broadwing Inc. (b)                                                                    4                 11
   Telephone & Data Systems Inc.                                                         1                 62
                                                                                                      -------
                                                                                                           73
Telecommunications Equipment - 1.1%
   3Com Corp. (b)                                                                        6                 27
   Adtran Inc. (b)                                                                       1                 13
   Advanced Fibre Communications Inc. (b)                                                1                 24
   CommScope Inc. (b)                                                                    1                 13
   Harris Corp.                                                                          1                 42
   Newport Corp. (b)                                                                     1                 11
   Plantronics Inc. (b)                                                                  1                 15
   Polycom Inc. (b)                                                                      2                 21
                                                                                                      -------
                                                                                                          166
Textiles - 0.5%
   Mohawk Industries Inc. (b)                                                            1                 73

Tobacco - 0.7%
   RJ Reynolds Tobacco Holdings Inc.                                                     2                 87
   Universal Corp.                                                                      --                 16
                                                                                                      -------
                                                                                                          103
Transportation - 1.8%
   Airborne Inc.                                                                         1                 15
   Alexander & Baldwin Inc.                                                              1                 19
   Atlas Air Worldwide Holdings Inc. (b)                                                 1                  2
   C.H. Robinson Worldwide Inc.                                                          1                 50
   CNF Inc.                                                                              1                 30
   EGL Inc. (b)                                                                          1                 15
   Expeditors International of Washington Inc.                                           2                 60
   GATX Corp.                                                                            1                 24
   J.B. Hunt Transport Services Inc. (b)                                                 1                 19
   Overseas Shipholding Group                                                            1                 13
   Swift Transportation Co. Inc. (b)                                                     2                 36
                                                                                                      -------
                                                                                                          283
Water - 0.5%
   American Water Works Co. Inc.                                                         2                 76

Wireless Telecommunications - 0.3%
   Powerwave Technologies Inc. (b)                                                       1                  9
   Price Communications Corp. (b)                                                        1                 14
   RF Micro Devices Inc. (b)                                                             3                 23
                                                                                                      -------
                                                                                                           46
                                                                                                      -------

   Total Common Stocks (cost $14,872)                                                                  14,302
                                                                                                      -------

Short Term Investments - 7.6%
-----------------------------
Money Market Funds - 7.2%
   Dreyfus Cash Management Plus, 1.89% (a)                                             716                716
   Dreyfus Government Cash Management, 1.85% (a)                                       407                407
                                                                                                      -------
                                                                                                        1,123
U.S. Treasury Bills - 0.4%
   U.S. Treasury Bill, 1.72%, 09/12/02 (l)                                        $     60                 60
                                                                                                      -------

   Total Short Term Investments (cost $1,183)                                                           1,183
                                                                                                      -------

Total Investments - 100% (cost $16,055)                                                              $ 15,485
---------------------------------------                                                               =======

Mellon Capital Management/JNL S&P 500 Index Fund
Common Stocks - 95.9%
---------------------
Advertising - 0.2%
   Interpublic Group Cos. Inc.                                                             1         $     26
   Omnicom Group Inc.                                                                      1               24
                                                                                                      -------
                                                                                                           50
Aerospace & Defense - 1.7%
   Boeing Co.                                                                              2              104
   General Dynamics Corp.                                                                  1               60
   Goodrich Corp.                                                                         --                8
   Lockheed Martin Corp.                                                                   1               88
   Northrop Grumman Corp.                                                                 --               40
   Raytheon Co.                                                                            1               45
   Rockwell Collins Inc.                                                                  --               13
   United Technologies Corp.                                                               1               87
                                                                                                      -------
                                                                                                          445
Airlines - 0.2%
   AMR Corp. (b)                                                                          --                7
   Delta Air Lines Inc.                                                                   --                6
   Southwest Airlines Co.                                                                  2               35
                                                                                                      -------
                                                                                                           48
Apparel - 0.3%
   Jones Apparel Group Inc. (b)                                                           --               12
   Liz Claiborne Inc.                                                                     --               10
   NIKE Inc.                                                                               1               40
   Reebok International Ltd.                                                              --                4
   V.F. Corp.                                                                             --               12
                                                                                                      -------
                                                                                                           78
Auto Manufacturers - 0.7%
   Ford Motor Co.                                                                          5               81
   General Motors Corp.                                                                    1               75
   Navistar International Corp. (b)                                                       --                5
   PACCAR Inc.                                                                            --               14
                                                                                                      -------
                                                                                                          175
Auto Parts & Equipment - 0.3%
   Cooper Tire & Rubber Co.                                                               --                3
   Dana Corp.                                                                             --                7
   Delphi Corp.                                                                            2               21
   Goodyear Tire & Rubber Co.                                                             --                9
   TRW Inc.                                                                               --               19
   Visteon Corp.                                                                          --                6
                                                                                                      -------
                                                                                                           65
Banks - 6.8%
   AmSouth Bancorp                                                                         1               23
   Bank of America Corp.                                                                   4              300
   Bank of New York Co. Inc.                                                               2               69
   Bank One Corp.                                                                          3              126
   BB&T Corp.                                                                              1               52
   Charter One Financial Inc.                                                              1               22
   Comerica Inc.                                                                          --               30
   Fifth Third Bancorp                                                                     2              110
   First Tennessee National Corp.                                                         --               14
   FleetBoston Financial Corp.                                                             3               95
   Huntington Bancshares Inc.                                                              1               13
   Keycorp                                                                                 1               32
   Marshall & Ilsley Corp.                                                                 1               17
   Mellon Financial Corp.                                                                  1               39
   National City Corp.                                                                     2               57
   Northern Trust Corp.                                                                    1               27
   PNC Financial Services Group Inc.                                                       1               41
   Regions Financial Corp.                                                                 1               22
   SouthTrust Corp.                                                                        1               26
   State Street Corp.                                                                      1               42
   SunTrust Banks Inc.                                                                     1               54
   Synovus Financial Corp.                                                                 1               23
   Union Planters Corp.                                                                    1               17
   US Bancorp                                                                              5              124
   Wachovia Corp.                                                                          4              147
   Wells Fargo & Co.                                                                       5              239
   Zions Bancorp                                                                          --               14
                                                                                                      -------
                                                                                                        1,775
Beverages - 3.1%
   Adolph Coors Co. - Class B                                                             --                6
   Anheuser-Busch Cos. Inc.                                                                2              122
   Brown-Forman Corp. - Class B                                                           --               12
   Coca-Cola Co.                                                                           7              388
   Coca-Cola Enterprises Inc.                                                              1               27
   Pepsi Bottling Group Inc.                                                               1               24
   PepsiCo Inc.                                                                            5              237
                                                                                                      -------
                                                                                                          816
Biotechnology - 0.8%
   Amgen Inc. (b)                                                                          3              121
   Biogen Inc. (b)                                                                        --               16
   Chiron Corp. (b)                                                                       --               17
   Genzyme Corp. - General Division (b)                                                    1               11
   Immunex Corp. (b)                                                                       2               35
                                                                                                      -------
                                                                                                          200
Building Materials - 0.3%
   American Standard Cos. Inc. (b)                                                        --               14
   Masco Corp.                                                                             1               36
   Vulcan Materials Co.                                                                   --               12
                                                                                                      -------
                                                                                                           62
Chemicals - 1.5%
   Air Products & Chemicals Inc.                                                           1               32
   Ashland Inc.                                                                           --                7
   Dow Chemical Co.                                                                        3               87
   Du Pont (E.I.) de Nemours & Co.                                                         3              123
   Eastman Chemical Co.                                                                   --                9
   Ecolab Inc.                                                                            --               17
   Engelhard Corp.                                                                        --               10
   Great Lakes Chemical Corp.                                                             --                3
   Hercules Inc. (b)                                                                      --                3
   International Flavors & Fragrances Inc.                                                --                8
   PPG Industries Inc.                                                                    --               29
   Praxair Inc.                                                                           --               26
   Rohm & Haas Co.                                                                         1               25
   Sherwin-Williams Co.                                                                   --               12
   Sigma-Aldrich Corp.                                                                    --               12
                                                                                                      -------
                                                                                                          402
Commercial Services - 1.0%
   Apollo Group Inc. (b)                                                                   1               20
   Cendant Corp. (b)                                                                       3               47
   Concord EFS Inc. (b)                                                                    1               43
   Convergys Corp. (b)                                                                    --                9
   Deluxe Corp.                                                                           --                6
   Equifax Inc.                                                                           --               10
   H&R Block Inc.                                                                          1               24
   McKesson Corp.                                                                          1               24
   Moody's Corp.                                                                          --               21
   Paychex Inc.                                                                            1               33
   Quintiles Transnational Corp. (b)                                                      --                3
   R.R. Donnelley & Sons Co.                                                              --                9
   Robert Half International Inc. (b)                                                     --               11
                                                                                                      -------
                                                                                                          261
Computers - 3.5%
   Apple Computer Inc. (b)                                                                 1               18
   Computer Sciences Corp.                                                                --               23
   Dell Computer Corp. (b)                                                                 7              189
   Electronic Data Systems Corp.                                                           1               49
   EMC Corp. (b)                                                                           6               47
   Gateway Inc. (b)                                                                        1                4
   Hewlett-Packard Co.                                                                     8              129
   International Business Machines Corp.                                                   5              343
   Lexmark International Inc. (b)                                                         --               18
   NCR Corp. (b)                                                                          --                9
   Network Appliance Inc. (b)                                                              1               12
   Palm Inc. (b)                                                                           2                3
   Sun Microsystems Inc. (b)                                                               9               45
   Unisys Corp. (b)                                                                        1                8
   Veritas Software Corp. (b)                                                              1               23
                                                                                                      -------
                                                                                                          920
Cosmetics & Personal Care - 2.4%
   Alberto-Culver Co. - Class B                                                           --                7
   Avon Products Inc.                                                                      1               34
   Colgate-Palmolive Co.                                                                   2               77
   Gillette Co.                                                                            3              100
   Kimberly-Clark Corp.                                                                    1               89
   Procter & Gamble Co.                                                                    4              324
                                                                                                      -------
                                                                                                          631
Distribution & Wholesale - 0.1%
   Genuine Parts Co.                                                                      --               17
   W.W. Grainger Inc.                                                                     --               12
                                                                                                      -------
                                                                                                           29
Diversified Financial Services - 6.9%
   American Express Co.                                                                    4              135
   Bear Stearns Cos. Inc.                                                                 --               16
   Capital One Financial Corp.                                                             1               38
   Charles Schwab Corp.                                                                    4               43
   Citigroup Inc.                                                                         14              555
   Countrywide Credit Industries Inc.                                                     --               17
   Fannie Mae                                                                              3              205
   Franklin Resources Inc.                                                                 1               31
   Freddie Mac                                                                             2              119
   Household International Inc.                                                            1               63
   JP Morgan Chase & Co.                                                                   6              188
   Lehman Brothers Holdings Inc.                                                           1               43
   MBNA Corp.                                                                              2               77
   Merrill Lynch & Co. Inc.                                                                2               98
   Morgan Stanley Dean Witter & Co.                                                        3              120
   Providian Financial Corp.                                                               1                4
   SLM Corp.                                                                              --               42
   Stilwell Financial Inc.                                                                 1               10
   T. Rowe Price Group Inc.                                                               --               10
                                                                                                      -------
                                                                                                        1,814
Electric - 2.6%
   AES Corp. (b)                                                                           2                9
   Allegheny Energy Inc.                                                                  --                8
   Ameren Corp.                                                                           --               18
   American Electric Power Co. Inc.                                                        1               38
   Calpine Corp. (b)                                                                       1                7
   Cinergy Corp.                                                                          --               17
   CMS Energy Corp.                                                                       --                4
   Consolidated Edison Inc.                                                                1               25
   Constellation Energy Group Inc.                                                        --               13
   Dominion Resources Inc.                                                                 1               51
   DTE Energy Co.                                                                         --               20
   Duke Energy Corp.                                                                       2               72
   Edison International (b)                                                                1               15
   Entergy Corp.                                                                           1               27
   Exelon Corp.                                                                            1               48
   FirstEnergy Corp.                                                                       1               28
   FPL Group Inc.                                                                         --               29
   Mirant Corp. (b)                                                                        1                8
   NiSource Inc.                                                                           1               12
   PG&E Corp. (b)                                                                          1               20
   Pinnacle West Capital Corp.                                                            --                9
   PPL Corp.                                                                              --               13
   Progress Energy Inc.                                                                    1               32
   Public Service Enterprise Group Inc.                                                    1               25
   Reliant Energy Inc.                                                                     1               15
   Southern Co.                                                                            2               54
   TECO Energy Inc.                                                                       --               11
   TXU Corp.                                                                               1               39
   Xcel Energy Inc.                                                                        1               18
                                                                                                      -------
                                                                                                          685
Electrical Components & Equipment - 0.4%
   American Power Conversion Corp. (b)                                                     1                7
   Emerson Electric Co.                                                                    1               63
   Molex Inc.                                                                              1               18
   Power-One Inc. (b)                                                                     --                1
                                                                                                      -------
                                                                                                           89
Electronics - 0.6%
   Agilent Technologies Inc. (b)                                                           1               31
   Applera Corp. - Applied Biosystems Group                                                1               11
   Jabil Circuit Inc. (b)                                                                  1               11
   Johnson Controls Inc.                                                                  --               20
   Millipore Corp.                                                                        --                4
   Parker Hannifin Corp.                                                                  --               15
   PerkinElmer Inc.                                                                       --                4
   Sanmina-SCI Corp. (b)                                                                   1                9
   Solectron Corp. (b)                                                                     2               14
   Symbol Technologies Inc.                                                                1                5
   Tektronix Inc. (b)                                                                     --                4
   Thermo Electron Corp. (b)                                                               1                9
   Thomas & Betts Corp. (b)                                                               --                2
   Waters Corp. (b)                                                                       --                8
                                                                                                      -------
                                                                                                          147
Engineering & Construction - 0.0%
   Fluor Corp.                                                                            --                8
   McDermott International Inc. (b)                                                       --                2
                                                                                                      -------
                                                                                                           10
Entertainment - 0.1%
   International Game Technology (b)                                                      --               15

Environmental Control - 0.2%
   Allied Waste Industries Inc.                                                            1                6
   Waste Management Inc.                                                                   2               45
                                                                                                      -------
                                                                                                           51
Food - 2.3%
   Albertson's Inc.                                                                        1               35
   Archer-Daniels-Midland Co.                                                              2               23
   Campbell Soup Co.                                                                       1               32
   ConAgra Foods Inc.                                                                      2               42
   General Mills Inc.                                                                      1               45
   H.J. Heinz Co.                                                                          1               41
   Hershey Foods Corp.                                                                    --               24
   Kellogg Co.                                                                             1               41
   Kroger Co. (b)                                                                          2               44
   Safeway Inc. (b)                                                                        1               40
   Sara Lee Corp.                                                                          2               46
   Supervalu Inc.                                                                         --                9
   Sysco Corp.                                                                             2               51
   Unilever NV - NYS                                                                       2              104
   Winn-Dixie Stores Inc.                                                                 --                6
   Wm. Wrigley Jr. Co.                                                                     1               34
                                                                                                      -------
                                                                                                          617
Forest Products & Paper - 0.6%
   Boise Cascade Corp.                                                                    --                5
   Georgia-Pacific Corp.                                                                   1               14
   International Paper Co.                                                                 1               59
   Louisiana-Pacific Corp.                                                                --                3
   MeadWestvaco Corp.                                                                      1               19
   Plum Creek Timber Co. Inc.                                                             --               15
   Temple-Inland Inc.                                                                     --                8
   Weyerhaeuser Co.                                                                        1               39
                                                                                                      -------
                                                                                                          162
Gas - 0.1%
   KeySpan Corp.                                                                          --               15
   Nicor Inc.                                                                             --                5
   Peoples Energy Corp.                                                                   --                3
   Sempra Energy                                                                           1               12
                                                                                                      -------
                                                                                                           35
Hand & Machine Tools - 0.1%
   Black & Decker Corp.                                                                   --               11
   Snap-On Inc.                                                                           --                4
   Stanley Works                                                                          --               10
                                                                                                      -------
                                                                                                           25
Healthcare - 4.3%
   Aetna Inc.                                                                             --               20
   Bausch & Lomb Inc.                                                                     --                4
   Baxter International Inc.                                                               2               75
   Becton Dickinson & Co.                                                                  1               23
   Biomet Inc.                                                                             1               19
   Boston Scientific Corp. (b)                                                             1               34
   C.R. Bard Inc.                                                                         --                8
   Guidant Corp. (b)                                                                       1               26
   HCA Inc.                                                                                1               68
   Health Management Associates Inc. (b)                                                   1               13
   HealthSouth Corp. (b)                                                                   1               14
   Humana Inc. (b)                                                                        --                8
   Johnson & Johnson                                                                       8              438
   Manor Care Inc. (b)                                                                    --                5
   Medtronic Inc.                                                                          3              145
   St. Jude Medical Inc. (b)                                                              --               17
   Stryker Corp. (b)                                                                       1               29
   Tenet Healthcare Corp. (b)                                                              1               65
   UnitedHealth Group Inc.                                                                 1               79
   WellPoint Health Networks Inc. (b)                                                     --               32
   Zimmer Holdings Inc. (b)                                                                1               18
                                                                                                      -------
                                                                                                        1,140
Home Builders - 0.1%
   Centex Corp.                                                                           --                9
   KB Home                                                                                --                8
   Pulte Homes Inc.                                                                       --               10
                                                                                                      -------
                                                                                                           27
Home Furnishings - 0.1%
   Leggett & Platt Inc.                                                                    1               11
   Maytag Corp.                                                                           --                9
   Whirlpool Corp.                                                                        --               12
                                                                                                      -------
                                                                                                           32
Household Products - 0.4%
   American Greetings Corp. - Class A                                                     --                2
   Avery Dennison Corp.                                                                   --               19
   Clorox Co.                                                                              1               27
   Fortune Brands Inc.                                                                    --               24
   Newell Rubbermaid Inc.                                                                  1               26
   Tupperware Corp.                                                                       --                3
                                                                                                      -------
                                                                                                          101
Insurance - 4.6%
   ACE Ltd.                                                                                1               23
   AFLAC Inc.                                                                              1               47
   Allstate Corp.                                                                          2               74
   AMBAC Financial Group Inc.                                                             --               20
   American International Group Inc.                                                       7              497
   AON Corp.                                                                               1               22
   Chubb Corp.                                                                            --               34
   Cigna Corp.                                                                            --               38
   Cincinnati Financial Corp.                                                             --               21
   Conseco Inc. (b)                                                                        1                2
   Hartford Financial Services Group Inc.                                                  1               41
   Jefferson-Pilot Corp.                                                                  --               20
   John Hancock Financial Services Inc.                                                    1               29
   Lincoln National Corp.                                                                  1               22
   Loews Corp.                                                                            --               26
   Marsh & McLennan Cos. Inc.                                                              1               73
   MBIA Inc.                                                                              --               24
   MetLife Inc.                                                                            2               57
   MGIC Investment Corp.                                                                  --               19
   Progressive Corp.                                                                       1               36
   Safeco Corp.                                                                           --               11
   St. Paul Cos. Inc.                                                                      1               23
   Torchmark Corp.                                                                        --               12
   UnumProvident Corp.                                                                     1               18
   XL Capital Ltd.                                                                        --               32
                                                                                                      -------
                                                                                                        1,221
Internet - 0.1%
   TMP Worldwide Inc. (b)                                                                 --                6
   Yahoo Inc. (b)                                                                          2               26
                                                                                                      -------
                                                                                                           32
Iron & Steel - 0.1%
   Allegheny Technologies Inc.                                                            --                3
   Nucor Corp.                                                                            --               14
   United States Steel Corp.                                                              --                5
                                                                                                      -------
                                                                                                           22
Leisure Time - 0.4%
   Brunswick Corp.                                                                        --                6
   Carnival Corp.                                                                          2               46
   Harley-Davidson Inc.                                                                    1               44
   Sabre Holdings Corp. (b)                                                               --               13
                                                                                                      -------
                                                                                                          109
Lodging - 0.3%
   Harrah's Entertainment Inc. (b)                                                        --               14
   Hilton Hotels Corp.                                                                     1               15
   Marriott International Inc. - Class A                                                   1               26
   Starwood Hotels & Resorts Worldwide Inc.                                                1               18
                                                                                                      -------
                                                                                                           73
Machinery - 0.4%
   Caterpillar Inc.                                                                        1               48
   Cummins Inc.                                                                           --                3
   Deere & Co.                                                                             1               32
   Dover Corp.                                                                             1               20
   Rockwell Automation Inc.                                                               --               10
                                                                                                      -------
                                                                                                          113
Manufacturing - 4.9%
   3M Co.                                                                                  1              133
   Cooper Industries Ltd. - Class A                                                       --               11
   Crane Co.                                                                              --                3
   Danaher Corp.                                                                          --               28
   Eastman Kodak Co.                                                                       1               24
   Eaton Corp.                                                                            --               15
   General Electric Co.                                                                   28              803
   Honeywell International Inc.                                                            2               81
   Illinois Tool Works Inc.                                                                1               59
   Ingersoll-Rand Co. - Class A                                                           --               22
   ITT Industries Inc.                                                                    --               18
   Pall Corp.                                                                             --                8
   Textron Inc.                                                                           --               17
   Tyco International Ltd.                                                                 6               76
                                                                                                      -------
                                                                                                        1,298
Media - 3.1%
   AOL Time Warner Inc. (b)                                                               12              182
   Clear Channel Communications Inc. (b)                                                   2               54
   Comcast Corp. (b)                                                                       3               63
   Dow Jones & Co. Inc.                                                                   --               11
   Gannett Co. Inc.                                                                        1               56
   Knight-Ridder Inc.                                                                     --               14
   McGraw-Hill Cos. Inc.                                                                   1               32
   Meredith Corp.                                                                         --                4
   New York Times Co.                                                                     --               22
   Tribune Co.                                                                             1               37
   Univision Communications Inc. (b)                                                       1               20
   Viacom Inc. - Class B (b)                                                               5              219
   Walt Disney Co.                                                                         6              109
                                                                                                      -------
                                                                                                          823
Metal Fabrication & Hardware - 0.0%
   Worthington Industries                                                                 --                4

Mining - 0.8%
   Alcan Inc.                                                                              1               31
   Alcoa Inc.                                                                              2               78
   Barrick Gold Corp.                                                                      1               26
   Freeport-McMoRan Copper & Gold Inc. (b)                                                --                7
   Inco Ltd. (b)                                                                          --               11
   Newmont Mining Corp. Holding Co.                                                        1               28
   Phelps Dodge Corp.                                                                     --               10
   Placer Dome Inc.                                                                        1               10
                                                                                                      -------
                                                                                                          201
Office & Business Equipment - 0.2%
   Pitney Bowes Inc.                                                                       1               27
   Xerox Corp. (b)                                                                         2               14
                                                                                                      -------
                                                                                                           41
Oil & Gas Producers - 6.7%
   Amerada Hess Corp.                                                                     --               21
   Anadarko Petroleum Corp.                                                                1               35
   Apache Corp.                                                                           --               23
   Burlington Resources Inc.                                                               1               22
   ChevronTexaco Corp.                                                                     3              265
   Conoco Inc.                                                                             2               49
   Devon Energy Corp.                                                                     --               22
   EOG Resources Inc.                                                                     --               12
   Exxon Mobil Corp.                                                                      19              771
   Kerr-McGee Corp.                                                                       --               14
   Marathon Oil Corp.                                                                      1               24
   Nabors Industries Ltd. (b)                                                             --               14
   Noble Corp. (b)                                                                        --               15
   Occidental Petroleum Corp.                                                              1               32
   Phillips Petroleum Co.                                                                  1               57
   Rowan Cos. Inc.                                                                        --                5
   Royal Dutch Petroleum Co. - NYS                                                         6              327
   Sunoco Inc.                                                                            --                8
   Transocean Inc.                                                                         1               27
   Unocal Corp.                                                                            1               24
                                                                                                      -------
                                                                                                        1,767
Oil & Gas Services - 0.5%
   Baker Hughes Inc.                                                                       1               32
   BJ Services Co. (b)                                                                    --               14
   Halliburton Co.                                                                         1               19
   Schlumberger Ltd.                                                                       2               76
                                                                                                      -------
                                                                                                          141
Packaging & Containers - 0.1%
   Ball Corp.                                                                             --                6
   Bemis Co.                                                                              --                7
   Pactiv Corp. (b)                                                                       --               11
   Sealed Air Corp. (b)                                                                   --                9
                                                                                                      -------
                                                                                                           33
Pharmaceuticals - 7.7%
   Abbott Laboratories                                                                     4              163
   Allergan Inc.                                                                          --               24
   AmerisourceBergen Corp.                                                                --               22
   Bristol-Myers Squibb Co.                                                                5              138
   Cardinal Health Inc.                                                                    1               77
   Eli Lilly & Co.                                                                         3              177
   Forest Laboratories Inc. (b)                                                            1               35
   King Pharmaceuticals Inc. (b)                                                           1               14
   MedImmune Inc. (b)                                                                      1               17
   Merck & Co. Inc.                                                                        6              320
   Pfizer Inc.                                                                            17              607
   Pharmacia Corp.                                                                         4              134
   Schering-Plough Corp.                                                                   4              100
   Watson Pharmaceuticals Inc. (b)                                                        --                8
   Wyeth                                                                                   4              189
                                                                                                      -------
                                                                                                        2,025
Pipelines - 0.2%
   Dynegy Inc. - Class A                                                                   1                7
   El Paso Corp.                                                                           1               30
   Kinder Morgan Inc.                                                                     --               12
   Williams Cos. Inc.                                                                      2                9
                                                                                                      -------
                                                                                                           58
Real Estate - 0.3%
   Equity Office Properties Trust                                                          1               35
   Equity Residential Properties Trust                                                     1               22
   Simon Property Group Inc.                                                              --               16
                                                                                                      -------
                                                                                                           73
Retail - 7.6%
   Autozone Inc. (b)                                                                      --               23
   Bed Bath & Beyond Inc. (b)                                                              1               31
   Best Buy Co. Inc. (b)                                                                   1               33
   Big Lots Inc. (b)                                                                      --                5
   Circuit City Stores - Circuit City Group                                                1               10
   Costco Wholesale Corp. (b)                                                              1               48
   CVS Corp.                                                                               1               34
   Darden Restaurants Inc.                                                                --               12
   Dillard's Inc. - Class A                                                               --                5
   Dollar General Corp.                                                                    1               18
   Family Dollar Stores Inc.                                                              --               16
   Federated Department Stores Inc. (b)                                                    1               23
   Gap Inc.                                                                                2               35
   Home Depot Inc.                                                                         7              239
   J.C. Penney Co. Inc.                                                                    1               17
   Kohl's Corp. (b)                                                                        1               67
   Limited Brands Inc.                                                                     1               30
   Lowe's Cos. Inc.                                                                        2               98
   May Department Stores Co.                                                               1               26
   McDonald's Corp.                                                                        4              100
   Nordstrom Inc.                                                                         --                8
   Office Depot Inc. (b)                                                                   1               15
   RadioShack Corp.                                                                       --               14
   Sears Roebuck & Co.                                                                     1               48
   Staples Inc. (b)                                                                        1               25
   Starbucks Corp. (b)                                                                     1               27
   Target Corp.                                                                            3               96
   Tiffany & Co.                                                                          --               13
   TJX Cos. Inc.                                                                           2               30
   Toys "R" Us Inc. (b)                                                                    1               10
   Wal-Mart Stores Inc.                                                                   12              682
   Walgreen Co.                                                                            3              110
   Wendy's International Inc.                                                             --               14
   Yum! Brands Inc. (b)                                                                    1               26
                                                                                                      -------
                                                                                                        1,988
Savings & Loans - 0.5%
   Golden West Financial Corp.                                                            --               30
   Washington Mutual Inc.                                                                  3              101
                                                                                                      -------
                                                                                                          131
Semiconductors - 3.1%
   Advanced Micro Devices Inc. (b)                                                         1               10
   Altera Corp. (b)                                                                        1               15
   Analog Devices Inc. (b)                                                                 1               31
   Applied Materials Inc. (b)                                                              5               87
   Applied Micro Circuits Corp. (b)                                                        1                4
   Broadcom Corp. (b)                                                                      1               14
   Intel Corp.                                                                            19              340
   KLA-Tencor Corp. (b)                                                                    1               23
   Linear Technology Corp.                                                                 1               29
   LSI Logic Corp. (b)                                                                     1               10
   Maxim Integrated Products Inc. (b)                                                      1               34
   Micron Technology Inc. (b)                                                              2               34
   National Semiconductor Corp. (b)                                                        1               15
   Novellus Systems Inc. (b)                                                              --               14
   Nvidia Corp. (b)                                                                       --                7
   PMC - Sierra Inc. (b)                                                                  --                4
   QLogic Corp. (b)                                                                       --                9
   Teradyne Inc. (b)                                                                      --               11
   Texas Instruments Inc.                                                                  5              115
   Vitesse Semiconductor Corp. (b)                                                         1                1
   Xilinx Inc. (b)                                                                         1               20
                                                                                                      -------
                                                                                                          827
Software - 4.9%
   Adobe Systems Inc.                                                                      1               20
   Autodesk Inc.                                                                          --                4
   Automatic Data Processing Inc.                                                          2               76
   BMC Software Inc. (b)                                                                   1               11
   Citrix Systems Inc. (b)                                                                --                3
   Computer Associates International Inc.                                                  2               26
   Compuware Corp. (b)                                                                     1                7
   First Data Corp.                                                                        2               80
   Fiserv Inc. (b)                                                                         1               20
   IMS Health Inc.                                                                         1               14
   Intuit Inc. (b)                                                                         1               29
   Mercury Interactive Corp. (b)                                                          --                5
   Microsoft Corp. (b)                                                                    15              823
   Novell Inc. (b)                                                                         1                3
   Oracle Corp. (b)                                                                       15              144
   Parametric Technology Corp. (b)                                                         1                2
   PeopleSoft Inc. (b)                                                                     1               13
   Rational Software Corp. (b)                                                             1                5
   Siebel Systems Inc. (b)                                                                 1               18
                                                                                                      -------
                                                                                                        1,303
Telecommunications - 3.7%
   Alltel Corp.                                                                            1               42
   AT&T Corp.                                                                             11              113
   BellSouth Corp.                                                                         5              165
   CenturyTel Inc.                                                                        --               12
   Citizens Communications Co. (b)                                                         1                6
   Nortel Networks Corp. (b)                                                               8               12
   Qwest Communications International Inc. (b)                                             5               13
   SBC Communications Inc.                                                                 9              284
   Sprint Corp. - FON Group                                                                3               27
   Verizon Communications Inc.                                                             8              302
                                                                                                      -------
                                                                                                          976
Telecommunications Equipment - 1.3%
   ADC Telecommunications Inc. (b)                                                         2                6
   Andrew Corp. (b)                                                                       --                5
   Avaya Inc. (b)                                                                          1                5
   CIENA Corp. (b)                                                                         1                3
   Cisco Systems Inc. (b)                                                                 20              285
   Comverse Technology Inc. (b)                                                           --                4
   Corning Inc. (b)                                                                        3               10
   JDS Uniphase Corp. (b)                                                                  4                9
   Lucent Technologies Inc. (b)                                                           10               16
   Scientific-Atlanta Inc.                                                                --                6
   Tellabs Inc. (b)                                                                        1                6
                                                                                                      -------
                                                                                                          355
Textiles - 0.1%
   Cintas Corp.                                                                           --               24

Tobacco - 1.0%
   Philip Morris Cos. Inc.                                                                 6              260
   UST Inc.                                                                               --               15
                                                                                                      -------
                                                                                                          275
Toys & Hobbies - 0.1%
   Hasbro Inc.                                                                             1                7
   Mattel Inc.                                                                             1               26
                                                                                                      -------
                                                                                                           33
Transportation - 0.7%
   Burlington Northern Santa Fe Corp.                                                      1               33
   CSX Corp.                                                                               1               21
   FedEx Corp.                                                                             1               44
   Norfolk Southern Corp.                                                                  1               26
   Ryder System Inc.                                                                      --                5
   Union Pacific Corp.                                                                     1               44
                                                                                                      -------
                                                                                                          173
Wireless Telecommunications - 0.8%
   AT&T Wireless Services Inc. (b)                                                         8               44
   Motorola Inc.                                                                           6               91
   Nextel Communications Inc. (b)                                                          2                7
   Qualcomm Inc. (b)                                                                       2               59
   Sprint Corp. - PCS Group (b)                                                            3               14
                                                                                                      -------
                                                                                                          215
                                                                                                      -------

   Total Common Stocks (cost $28,354)                                                                  25,241
                                                                                                      -------

Short Term Investments - 4.1%
-----------------------------
Money Market Funds - 3.4%
   Dreyfus Cash Management Plus, 1.89% (a)                                               896              896

U.S. Treasury Bills - 0.7%
   U.S. Treasury Bill, 1.72%, 09/12/02 (l)                                          $    195              195
                                                                                                      -------

   Total Short Term Investments (cost $1,091)                                                           1,091
                                                                                                      -------

Total Investments - 100% (cost $29,445)                                                              $ 26,332
---------------------------------------                                                               =======


Mellon Capital Management/JNL Small Cap Index Fund
Common Stocks - 89.4%
---------------------
Advertising - 0.3%
   Advo Inc. (b)                                                                           1         $     21
   Getty Images Inc. (b)                                                                  --                4
   Grey Global Group Inc.                                                                 --               13
   Key3Media Group Inc. (b)                                                                1                1
   R.H. Donnelley Corp. (b)                                                                1               24
   Sitel Corp. (b)                                                                         3                9
   ValueVision Media Inc. - Class A (b)                                                    1               10
                                                                                                      -------
                                                                                                           82
Aerospace & Defense - 1.2%
   AAR Corp.                                                                               1               12
   Alliant Techsystems Inc. (b)                                                           --                4
   Armor Holdings Inc. (b)                                                                 1               17
   BE Aerospace Inc. (b)                                                                   1               11
   Curtiss-Wright Corp.                                                                   --               22
   DRS Technologies Inc. (b)                                                               1               22
   Ducommun Inc. (b)                                                                      --                2
   EDO Corp.                                                                              --               13
   Engineered Support Systems Inc.                                                        --               13
   Esterline Technologies Corp. (b)                                                        1               19
   GenCorp Inc.                                                                            1               11
   Heico Corp.                                                                            --                6
   Herley Industries Inc. (b)                                                             --                8
   Integrated Defense Technologies Inc. (b)                                               --                7
   Kaman Corp. - Class A                                                                   1               11
   Moog Inc. - Class A (b)                                                                --               17
   Orbital Sciences Corp. (b)                                                              1               12
   Sequa Corp. - Class A (b)                                                              --               20
   Teledyne Technologies Inc. (b)                                                          1               16
   Titan Corp. (b)                                                                        --                6
   Triumph Group Inc. (b)                                                                 --               17
   United Defense Industries Inc. (b)                                                     --                8
   United Industrial Corp.                                                                --                9
                                                                                                      -------
                                                                                                          283
Agriculture - 0.2%
   Cadiz Inc. (b)                                                                          1                9
   Delta & Pine Land Co.                                                                   1               21
   Tejon Ranch Co. (b)                                                                    --                8
                                                                                                      -------
                                                                                                           38
Airlines - 0.5%
   Airtran Holdings Inc. (b)                                                               2                8
   Alaska Air Group Inc. (b)                                                               1               19
   Atlantic Coast Airlines Holdings Inc. (b)                                               1               26
   ExpressJet Holdings Inc. (b)                                                            1               12
   Frontier Airlines Inc. (b)                                                              1                6
   Mesa Air Group Inc. (b)                                                                 1                7
   Midwest Express Holdings Inc. (b)                                                       1               12
   UAL Corp. (b)                                                                           2               19
   US Airways Group Inc. (b)                                                               3                9
                                                                                                      -------
                                                                                                          118
Alternative Energy - 0.1%
   FuelCell Energy Inc. (b)                                                                1               13
   Headwaters Inc. (b)                                                                     1               10
   Syntroleum Corp. (b)                                                                    1                3
                                                                                                      -------
                                                                                                           26
Apparel - 0.8%
   Garan Inc.                                                                             --                3
   Gymboree Corp. (b)                                                                      1               12
   K-Swiss Inc. - Class A                                                                 --               10
   Kellwood Co.                                                                            1               19
   Maxwell Shoe Co. Inc.  - Class A (b)                                                   --                5
   Nautica Enterprises Inc. (b)                                                            1                9
   Oshkosh B'Gosh Inc. - Class A                                                          --               11
   Oxford Industries Inc.                                                                 --               11
   Phillips-Van Heusen                                                                     1               10
   Quiksilver Inc. (b)                                                                     1               14
   Russell Corp.                                                                           1               12
   Skechers U.S.A. Inc. - Class A (b)                                                     --               10
   Steven Madden Ltd. (b)                                                                 --                8
   Stride Rite Corp.                                                                       1               10
   Unifi Inc. (b)                                                                          1               14
   Vans Inc. (b)                                                                          --                4
   Wolverine World Wide Inc.                                                               1               17
                                                                                                      -------
                                                                                                          179
Auto Manufacturers - 0.1%
   Oshkosh Truck Corp.                                                                    --               24
   Wabash National Corp.                                                                   1                8
                                                                                                      -------
                                                                                                           32
Auto Parts & Equipment - 0.7%
   Aftermarket Technology Corp. (b)                                                       --                1
   American Axle & Manufacturing Holdings Inc. (b)                                        --                4
   ArvinMeritor Inc.                                                                      --                2
   Bandag Inc.                                                                            --                8
   BorgWarner Inc.                                                                        --                3
   Collins & Aikman Corp. (b)                                                              1               10
   Cooper Tire & Rubber Co.                                                               --                3
   Dura Automotive Systems Inc. (b)                                                        1               13
   IMPCO Technologies Inc. (b)                                                             1                8
   Keystone Automotive Industries Inc. (b)                                                --                3
   Modine Manufacturing Co.                                                                1               21
   Raytech Corp. (b)                                                                       1                7
   Spartan Motors Inc.                                                                    --                2
   Standard Motor Products Inc.                                                            1               11
   Strattec Security Corp. (b)                                                            --                6
   Superior Industries International Inc.                                                  1               25
   Tenneco Automotive Inc. (b)                                                             1                7
   Tower Automotive Inc. (b)                                                               2               25
                                                                                                      -------
                                                                                                          159
Banks - 6.9%
   1st Source Corp.                                                                        1               14
   ABC Bancorp                                                                            --                2
   Alabama National Bancorp                                                               --               13
   Allegiant Bancorp. Inc.                                                                --                7
   Amcore Financial Inc.                                                                   1               15
   American National Bankshares Inc.                                                      --                2
   Arrow Financial Corp.                                                                  --                9
   Bancfirst Corp.                                                                        --                5
   Bancorpsouth Inc.                                                                      --                3
   Bank of Granite Corp.                                                                   1               13
   Banner Corp.                                                                           --               12
   Bay View Capital Corp. (b)                                                              2               15
   BOK Financial Corp. (b)                                                                --                4
   Boston Private Financial Holdings Inc.                                                  1               14
   Bryn Mawr Bank Corp.                                                                   --                1
   BSB Bancorp. Inc.                                                                      --               10
   Camden National Corp.                                                                  --                7
   Capital City Bank Group Inc.                                                           --                7
   Capitol Bancorp. Ltd.                                                                  --                1
   Cascade Bancorp                                                                        --                7
   Cathay Bancorp. Inc.                                                                   --               17
   CCBT Financial Cos. Inc.                                                               --               11
   Centennial Bancorp                                                                      1                8
   Central Coast Bancorp. (b)                                                             --                5
   Chemical Financial Corp.                                                                1               21
   Chittenden Corp.                                                                        1               26
   Citizens Banking Corp.                                                                 --                6
   City Bank Lynnwood                                                                     --               12
   City Holding Co. (b)                                                                    1               14
   Colonial BancGroup Inc.                                                                --                2
   Columbia Bancorp                                                                       --                2
   Columbia Banking Systems Inc. (b)                                                       1                7
   Community Bank System Inc.                                                             --               12
   Community Banks Inc.                                                                   --                6
   Community First Bankshares Inc.                                                         1               28
   Community Trust Bancorp Inc.                                                           --                6
   Corus Bankshares Inc.                                                                  --               11
   CPB Inc.                                                                               --               14
   CVB Financial Corp.                                                                     1               15
   East-West Bancorp. Inc.                                                                 1               20
   F&M Bancorp                                                                            --               13
   Farmers Capital Bank Corp.                                                             --               11
   Financial Institutions Inc.                                                            --               12
   First Bancorp                                                                          --                6
   First Bancorp. Puerto Rico                                                              1               23
   First Busey Corp. - Class A                                                            --                7
   First Charter Corp.                                                                     1               19
   First Citizens BancShares Inc. - Class A                                               --               17
   First Commonwealth Financial Corp.                                                      1               20
   First Community Bancshares Inc.                                                        --                5
   First Financial Bancorp                                                                 1               18
   First Financial Bankshares Inc.                                                        --               15
   First Financial Corp.                                                                  --               12
   First Merchants Corp.                                                                  --                7
   First Midwest Bancorp. Inc.                                                            --                4
   First National Corp.                                                                   --                7
   First Oak Brook Bancshares Inc.                                                        --                2
   First Republic Bank (b)                                                                --                9
   FNB Corp.                                                                              --                2
   F.N.B. Corp.                                                                           --                4
   Fremont General Corp.                                                                   1                6
   Frontier Financial Corp.                                                               --               14
   GBC Bancorp                                                                            --                7
   German American Bancorp                                                                --                8
   Glacier Bancorp. Inc.                                                                  --               11
   Gold Banc Corp. Inc.                                                                    1               12
   Granite State Bankshares Inc.                                                          --                2
   Great Southern Bancorp. Inc.                                                           --               12
   Greater Bay Bancorp                                                                    --                1
   Hancock Holding Co.                                                                    --               18
   Hanmi Financial Corp. (b)                                                              --                2
   Harleysville National Corp.                                                             1               14
   Hudson United Bancorp                                                                  --                4
   Humboldt Bancorp                                                                       --                2
   IBERIABANK Corp.                                                                       --                6
   Independent Bank Corp.                                                                 --                9
   Independent Bank Corp.                                                                 --               11
   Integra Bank Corp.                                                                      1               13
   Interchange Financial Services Co.                                                     --                1
   International Bancshares Corp.                                                          1               27
   Irwin Financial Corp.                                                                  --                9
   Lakeland Bancorp. Inc.                                                                  1               11
   Lakeland Financial Corp.                                                               --                2
   Local Financial Corp. (b)                                                               1               11
   LSB Bancshares Inc.                                                                    --                2
   Macatawa Bank Corp.                                                                    --                2
   Main Street Banks Inc.                                                                 --                6
   MB Financial Corp.                                                                     --               13
   Mid-State Bancshares                                                                    1               14
   Midwest Banc Holdings Inc.                                                             --                6
   Mississippi Valley Bancshares Inc.                                                     --                9
   National Penn Bancshares Inc.                                                           1               13
   NBC Capital Corp.                                                                      --                8
   NBT Bancorp. Inc.                                                                       1               13
   Old Second Bancorp. Inc.                                                               --               13
   Omega Financial Corp.                                                                  --               15
   Oriental Financial Group                                                                1               13
   Pacific Capital Bancorp                                                                 1               21
   Pacific Northwest Bancorp                                                              --               14
   Pacific Union Bank (b)                                                                 --                1
   Park National Corp.                                                                    --                4
   Peapack Gladstone Financial Corp.                                                      --               10
   Pennrock Financial Services Corp.                                                      --                4
   Peoples Bancorp. Inc.                                                                  --                7
   Peoples Holding Co.                                                                    --               12
   Prosperity Bancshares Inc.                                                             --                8
   Provident Bankshares Corp.                                                              1               19
   R&G Financial Corp. - Class B                                                          --                9
   Republic Bancorp. Inc.                                                                  1               18
   Riggs National Corp.                                                                   --                6
   S&T Bancorp. Inc.                                                                       1               22
   S.Y. Bancorp. Inc.                                                                     --                2
   Sandy Spring Bancorp. Inc.                                                             --               13
   Santander Bancorp                                                                      --                4
   Seacoast Banking Corp. of Florida                                                      --                6
   Second Bancorp. Inc.                                                                   --               11
   Silicon Valley Bancshares (b)                                                          --                6
   Simmons First National Corp. - Class A                                                 --               14
   South Financial Group Inc.                                                              1               28
   Southwest Bancorp Inc.                                                                 --                2
   Southwest Bancorp. of Texas Inc. (b)                                                    1               27
   State Bancorp. Inc.                                                                    --                2
   Sterling Bancorp. - NY Shares - NYS                                                    --               10
   Sterling Bancshares Inc.                                                                1               19
   Sterling Financial Corp.                                                               --               12
   Suffolk Bancorp                                                                        --               14
   Summit Bancshares Inc.                                                                 --                2
   Susquehanna Bancshares Inc.                                                             1               26
   Texas Regional Bancshares Inc. - Class A                                               --               22
   Three Rivers Bancorp Inc.                                                              --                2
   Tompkins Trustco Inc.                                                                  --               10
   Trico Bancshares                                                                       --                2
   Trust Co. of NJ                                                                         1               13
   Trustco Bank Corp. NY                                                                   2               26
   UCBH Holdings Inc.                                                                     --               19
   UMB Financial Corp.                                                                    --               19
   Umpqua Holdings Corp.                                                                   1               13
   Union Bankshares Corp.                                                                 --                6
   United Bankshares Inc.                                                                  1               36
   United Community Banks Inc. (b)                                                        --               11
   United National Bancorp                                                                --               10
   Unizan Financial Corp.                                                                  1               16
   USB Holding Co. Inc.                                                                   --                6
   VIB Corp. (b)                                                                          --                1
   Virginia Financial Group Inc.                                                          --                8
   W Holding Co. Inc.                                                                      1               19
   Washington Trust Bancorp. Inc.                                                          1               13
   WesBanco Inc.                                                                           1               18
   West Coast Bancorp                                                                      1               12
   Westamerica Bancorp                                                                    --                5
   Whitney Holding Corp.                                                                  --                5
   Wintrust Financial Corp.                                                               --               14
                                                                                                      -------
                                                                                                        1,616
Beverages - 0.1%
   Boston Beer Co. Inc. - Class A (b)                                                     --                3
   Farmer Bros. Co.                                                                       --               11
   Peet's Coffee & Tea Inc. (b)                                                           --                1
   Robert Mondavi Corp. - Class A (b)                                                     --                8
                                                                                                      -------
                                                                                                           23
Biotechnology - 2.2%
   Acacia Research Corp. (b)                                                               1                4
   Aclara BioSciences Inc (b)                                                              2                3
   Advanced Tissue Sciences Inc. (b)                                                       2                3
   Aksys Ltd. (b)                                                                          1                5
   Alexion Pharmaceuticals Inc. (b)                                                       --                6
   Aphton Corp. (b)                                                                        1                4
   Applera Corp. - Celera Genomics Group (b)                                               2               30
   Arena Pharmaceuticals Inc. (b)                                                         --                4
   Ariad Pharmaceuticals Inc. (b)                                                          1                5
   Arqule Inc. (b)                                                                         1                3
   Avant Immunotherapeutics Inc. (b)                                                       2                2
   Avigen Inc. (b)                                                                         1                6
   Bio-Rad Laboratories Inc. - Class A (b)                                                 1               23
   Bio-Technology General Corp. (b)                                                        2                9
   Cambrex Corp.                                                                           1               26
   Cell Genesys Inc. (b)                                                                   1               12
   Charles River Laboratories International Inc. (b)                                      --                4
   Ciphergen Biosystems Inc. (b)                                                           1                3
   Cryolife Inc. (b)                                                                      --                6
   CuraGen Corp. (b)                                                                       1                7
   Curis Inc. (b)                                                                          1                2
   Cytogen Corp. (b)                                                                       2                2
   Decode Genetics Inc. (b)                                                                2                9
   Deltagen Inc. (b)                                                                       1                2
   Digene Corp. (b)                                                                       --                3
   Diversa Corp. (b)                                                                       1                8
   Embrex Inc. (b)                                                                        --                1
   Enzo Biochem Inc. (b)                                                                   1               13
   Enzon Inc. (b)                                                                          1               32
   Exact Sciences Corp. (b)                                                               --                5
   Exelixis Inc. (b)                                                                       1               11
   Gene Logic Inc. (b)                                                                     1                9
   Illumina Inc. (b)                                                                       1                8
   Immunomedics Inc. (b)                                                                   1                5
   Incyte Genomics Inc. (b)                                                                2               17
   Inhale Therapeutic Systems Inc. (b)                                                     2               16
   Integra LifeSciences Holdings Corp. (b)                                                 1               11
   InterMune Inc. (b)                                                                      1               19
   Interpore International (b)                                                            --                1
   Kosan Biosciences Inc. (b)                                                              1                7
   Lexicon Genetics Inc. (b)                                                               1                4
   Martek Biosciences Corp. (b)                                                           --                9
   Maxim Pharmaceuticals Inc. (b)                                                          1                4
   Maxygen Inc. (b)                                                                        1               15
   Myriad Genetics Inc. (b)                                                                1               15
   Neose Technologies Inc. (b)                                                            --                3
   Organogenesis Inc. (b)                                                                  2               --
   Peregrine Pharmaceuticals Inc. (b)                                                      3                3
   Praecis Pharmaceuticals Inc. (b)                                                        1                5
   Protein Design Labs Inc. (b)                                                            3               29
   Regeneration Technologies Inc. (b)                                                      1                4
   Regeneron Pharmaceuticals Inc. (b)                                                      1               14
   Sequenom Inc. (b)                                                                       1                3
   Serologicals Corp. (b)                                                                 --                9
   Telik Inc. (b)                                                                          1                7
   Texas Biotech Corp. (b)                                                                 1                5
   Transkaryotic Therapies Inc. (b)                                                        1               32
   Vical Inc. (b)                                                                          1                3
                                                                                                      -------
                                                                                                          510
Building Materials - 0.8%
   Aaon Inc. (b)                                                                          --                5
   Apogee Enterprises Inc.                                                                 1               10
   Armstrong Holdings Inc. (b)                                                             2                4
   Butler Manufacturing Co.                                                               --                5
   Centex Construction Products Inc.                                                      --                7
   Comfort Systems USA Inc. (b)                                                           --                2
   Elcor Corp.                                                                            --               13
   Florida Rock Industries Inc.                                                            1               21
   Genlyte Group Inc. (b)                                                                 --               19
   Lennox International Inc.                                                               1               21
   LSI Industries Inc.                                                                    --                8
   NCI Building Systems Inc. (b)                                                          --                8
   Nortek Inc. (b)                                                                        --               12
   Simpson Manufacturing Co. Inc. (b)                                                     --               11
   Texas Industries Inc.                                                                   1               16
   Trex Co. Inc. (b)                                                                      --                6
   Universal Forest Products Inc.                                                         --                8
   US Concrete Inc. (b)                                                                    1                5
   USG Corp. (b)                                                                           1                8
   York International Corp.                                                               --                3
                                                                                                      -------
                                                                                                          192
Chemicals - 2.3%
   Airgas Inc. (b)                                                                         2               30
   Albemarle Corp.                                                                        --                6
   Arch Chemicals Inc.                                                                     1               13
   Cabot Microelectronics Corp. (b)                                                        1               29
   ChemFirst Inc.                                                                         --               10
   Crompton Corp.                                                                          3               41
   Cytec Industries Inc.                                                                   1               35
   Ferro Corp.                                                                             1               21
   FMC Corp. (b)                                                                           1               23
   Georgia Gulf Corp.                                                                      1               22
   Great Lakes Chemical Corp.                                                              1               23
   HB Fuller Co.                                                                           1               25
   IMC Global Inc.                                                                        --                5
   MacDermid Inc.                                                                          1               17
   Millennium Chemicals Inc.                                                               2               22
   Minerals Technologies Inc.                                                              1               28
   Octel Corp. (b)                                                                        --                8
   Olin Corp.                                                                              1               27
   Omnova Solutions Inc. (b)                                                               1               11
   Penford Corp.                                                                          --                1
   PolyOne Corp.                                                                           2               26
   Quaker Chemical Corp.                                                                  --               11
   RPM Inc.                                                                               --                2
   Schulman (A.) Inc.                                                                      1               24
   Solutia Inc.                                                                            3               22
   Spartech Corp.                                                                         --               10
   Stepan Co.                                                                             --                2
   Symyx Technologies Inc. (b)                                                             1                8
   Valhi Inc.                                                                             --                4
   W.R. Grace & Co. (b)                                                                    3                8
   Wellman Inc.                                                                            1               16
                                                                                                      -------
                                                                                                          531
Commercial Services - 4.3%
   aaiPharma Inc. (b)                                                                     --                6
   Aaron Rents Inc.                                                                       --               11
   ABM Industries Inc.                                                                     1               16
   Actrade Financial Technologies Ltd. (b)                                                --                2
   Administaff Inc. (b)                                                                    1                7
   Advisory Board Co. (b)                                                                 --                8
   Albany Molecular Research Inc. (b)                                                      1               11
   Alderwoods Group Inc. (b)                                                               1                9
   Arbitron Inc. (b)                                                                       1               26
   Banta Corp.                                                                             1               25
   Bowne & Co. Inc.                                                                        1               18
   Bright Horizons Family Solutions Inc. (b)                                              --               11
   Career Education Corp. (b)                                                             --                5
   CDI Corp. (b)                                                                          --               11
   Central Parking Corp.                                                                   1               15
   Century Business Services Inc. (b)                                                      4               13
   Charles River Associates Inc. (b)                                                      --                3
   Chemed Corp.                                                                           --               10
   Clark/Bardes Inc. (b)                                                                  --                7
   Coinstar Inc. (b)                                                                       1               13
   Consolidated Graphics Inc. (b)                                                         --                6
   Corinthian Colleges Inc. (b)                                                            1               35
   Cornell Cos. Inc. (b)                                                                  --                2
   Corporate Executive Board Co. (b)                                                       1               37
   Corvel Corp. (b)                                                                       --                7
   CoStar Group Inc. (b)                                                                   1               10
   Cross Country Inc. (b)                                                                  1               34
   DiamondCluster International Inc. (b)                                                   1                4
   Dollar Thrifty Automotive Group (b)                                                     1               22
   Edison Schools Inc. (b)                                                                 1                1
   Education Management Corp. (b)                                                         --                5
   Electro Rent Corp. (b)                                                                 --                5
   Encompass Services Corp. (b)                                                            3                2
   Euronet Worldwide Inc. (b)                                                             --                6
   Exult Inc. (b)                                                                          1                9
   First Consulting Group Inc. (b)                                                         1                6
   Forrester Research Inc. (b)                                                            --                7
   FTI Consulting Inc. (b)                                                                 1               20
   Gartner Inc. (b)                                                                        2               23
   Heidrick & Struggles Inc. (b)                                                           1               10
   Hooper Holmes Inc.                                                                      2               13
   iDine Rewards Network Inc. (b)                                                         --                2
   Insurance Auto Auctions Inc. (b)                                                       --                9
   Integrated Electrical Services Inc. (b)                                                 1                6
   Interactive Data Corp. (b)                                                             --                6
   ITT Educational Services Inc. (b)                                                       1               29
   Kelly Services Inc. - Class A                                                          --               11
   Kendle International Inc. (b)                                                          --                4
   Kforce Inc. (b)                                                                         1                6
   Korn/Ferry International (b)                                                            1                9
   Kroll Inc. (b)                                                                          1               12
   Labor Ready Inc. (b)                                                                    1                7
   Landauer Inc.                                                                          --               10
   Learning Tree International Inc. (b)                                                   --                6
   Mail-Well Inc. (b)                                                                      1                4
   MAXIMUS Inc. (b)                                                                        1               16
   McGrath RentCorp                                                                       --                5
   Medical Staffing Network Holdings Inc (b)                                              --                6
   MedQuist Inc. (b)                                                                      --                7
   Memberworks Inc. (b)                                                                   --                8
   Midas Inc. (b)                                                                          1                8
   MPS Group Inc. (b)                                                                      3               25
   National Processing Inc. (b)                                                           --                1
   Navigant Consulting Inc. (b)                                                            1                9
   NCO Group Inc. (b)                                                                      1               14
   On Assignment Inc. (b)                                                                  1               13
   Parexel International Corp. (b)                                                         1                9
   PDI Inc. (b)                                                                           --                5
   Plexus Corp. (b)                                                                        1               21
   Pre-Paid Legal Services Inc. (b)                                                       --                8
   PRG-Schultz International Inc. (b)                                                      1               15
   Princeton Review Inc. (b)                                                              --                2
   Quanta Services Inc. (b)                                                                1                9
   Rent-A-Center Inc. (b)                                                                 --                4
   Rent-Way Inc. (b)                                                                       1               14
   Resources Connection Inc. (b)                                                           1               15
   Right Management Consultants (b)                                                       --                8
   Rollins Inc.                                                                           --                8
   Service Corp. International (b)                                                         6               31
   Sotheby's Holdings Inc. - Class A (b)                                                   1               19
   SOURCECORP, Inc. (b)                                                                   --               10
   Spherion Corp. (b)                                                                      2               20
   Startek Inc. (b)                                                                       --                9
   Stewart Enterprises Inc. - Class A (b)                                                  2               15
   Strayer Education Inc.                                                                 --               13
   Sylvan Learning Systems Inc. (b)                                                        1               18
   Teletech Holdings Inc. (b)                                                              1                8
   Trico Marine Services Inc. (b)                                                          1                8
   Volt Information Sciences Inc. (b)                                                     --                5
   Watson Wyatt & Co. Holdings (b)                                                         1               15
   Wireless Facilities Inc. (b)                                                            1                5
                                                                                                      -------
                                                                                                        1,018
Computers - 2.9%
   Advanced Digital Information Corp. (b)                                                  2               14
   Anteon International Corp. (b)                                                         --               10
   CACI International Inc. - Class A (b)                                                   1               35
   Carreker Corp. (b)                                                                      1               10
   Ciber Inc. (b)                                                                          1                9
   Cognizant Technology Solutions Corp. (b)                                               --               11
   Computer Horizons Corp. (b)                                                             1                2
   Concurrent Computer Corp. (b)                                                           2                8
   Covansys Corp. (b)                                                                      1                4
   Cray Inc. (b)                                                                           1                2
   Drexler Technology Corp. (b)                                                           --                5
   Dynamics Research Corp. (b)                                                            --                2
   Echelon Corp. (b)                                                                       1                8
   Electronics for Imaging Inc. (b)                                                        1               23
   FactSet Research Systems Inc.                                                           1               18
   FalconStor Software Inc. (b)                                                            1                5
   Fidelity National Information Solutions Inc. (b)                                       --                2
   Handspring Inc. (b)                                                                     1                1
   Hutchinson Technology Inc. (b)                                                          1               10
   Imation Corp. (b)                                                                       1               30
   InFocus Corp. (b)                                                                       1               13
   Integral Systems Inc. (b)                                                              --                7
   Intergraph Corp. (b)                                                                    2               27
   InterVoice-Brite Inc. (b)                                                               1                1
   Iomega Corp. (b)                                                                        1               17
   Kronos Inc. (b)                                                                        --               14
   Magma Design Automation Inc. (b)                                                        1                9
   Manhattan Associates Inc. (b)                                                           1               18
   Maxtor Corp. (b)                                                                        6               28
   Maxwell Technologies Inc. (b)                                                           1                6
   McData Corp. (b)                                                                        2               18
   MCSi Inc. (b)                                                                          --                6
   Mentor Graphics Corp. (b)                                                               2               32
   Mercury Computer Systems Inc. (b)                                                       1               12
   Micros Systems Inc. (b)                                                                --               12
   MTS Systems Corp.                                                                       1                9
   Netscout Systems Inc. (b)                                                               1                5
   Novadigm Inc. (b)                                                                       1                4
   Nuance Communications Inc. (b)                                                          1                3
   Numerical Technologies Inc. (b)                                                        --                2
   NYFIX Inc. (b)                                                                          1                6
   Overland Data Inc. (b)                                                                 --                5
   Palm Inc. (b)                                                                          17               30
   Pec Solutions Inc. (b)                                                                 --                5
   Perot Systems Corp. (b)                                                                --                2
   Pomeroy Computer Resources (b)                                                         --                6
   Quantum Corp. (b)                                                                       4               16
   Radiant Systems Inc. (b)                                                                1                7
   RadiSys Corp. (b)                                                                      --                5
   Rainbow Technologies Inc. (b)                                                           1                5
   Read-Rite Corp. (b)                                                                     3                1
   Sandisk Corp. (b)                                                                       2               27
   SCM Microsystems Inc. (b)                                                              --                6
   Silicon Graphics Inc. (b)                                                               5               14
   Silicon Storage Technology Inc. (b)                                                     2               14
   SONICblue Inc. (b)                                                                      2                2
   SRA International Inc. - Class A (b)                                                   --                2
   SYKES Enterprises Inc. (b)                                                              1                5
   Synplicity Inc. (b)                                                                     1                2
   Systems & Computer Technology Corp. (b)                                                 1               11
   Talx Corp.                                                                             --                6
   Tier Technologies Inc. - Class B (b)                                                   --                8
   Tivo Inc. (b)                                                                           1                4
   Tripos Inc. (b)                                                                        --                5
   Tyler Technologies Inc. (b)                                                            --                2
   Virage Logic Corp. (b)                                                                 --                4
   Wave Systems Corp. (b)                                                                  2                4
   Western Digital Corp. (b)                                                               5               15
                                                                                                      -------
                                                                                                          671
Cosmetics & Personal Care - 0.0%
   Chattem Inc. (b)                                                                       --                1
   Elizabeth Arden Inc. (b)                                                               --                4
                                                                                                      -------
                                                                                                            5
Distribution & Wholesale - 0.7%
   Advanced Marketing Services                                                            --                7
   Aviall Inc. (b)                                                                         1                8
   Bell Microproducts Inc. (b)                                                             1                6
   Building Material Holding Corp. (b)                                                     1               16
   Daisytek International Corp. (b)                                                       --                8
   Handleman Co. (b)                                                                       1                9
   Hughes Supply Inc.                                                                      1               33
   Owens & Minor Inc.                                                                      1               21
   ScanSource Inc. (b)                                                                    --               10
   SCP Pool Corp. (b)                                                                     --               14
   United Stationers Inc. (b)                                                              1               27
   Watsco Inc.                                                                             1               10
                                                                                                      -------
                                                                                                          169
Diversified Financial Services - 0.9%
   Advanta Corp. - Class A                                                                 2               19
   Advanta Corp. - Class B                                                                --                2
   Affiliated Managers Group Inc. (b)                                                     --                6
   American Home Mortgage Holdings Inc.                                                   --                2
   Ameritrade Holding Corp. - Class A (b)                                                  2                8
   BKF Capital Group Inc. (b)                                                             --                7
   Charter Municipal Mortgage Acceptance Co.                                               1               22
   Doral Financial Corp.                                                                  --                4
   DVI Inc. (b)                                                                           --                8
   Federal Agricultural Mortgage Corp. - Class C (b)                                      --                6
   Financial Federal Corp. (b)                                                            --                9
   Friedman Billings Ramsey Group Inc. - Class A (b)                                       1               11
   Gabelli Asset Management Inc. - Class A (b)                                            --                7
   Jefferies Group Inc.                                                                    1               24
   Knight Trading Group Inc. (b)                                                           2               13
   Metris Cos. Inc.                                                                        1                5
   New Century Financial Corp.                                                            --               16
   Raymond James Financial Inc.                                                           --                6
   Saxon Capital Inc. (b)                                                                  1               13
   SoundView Technology Group Inc. (b)                                                     3                5
   SWS Group Inc.                                                                          1               11
   Westcorp                                                                               --                8
   WFS Financial Inc. (b)                                                                 --                9
                                                                                                      -------
                                                                                                          221
Electric - 1.6%
   Avista Corp.                                                                            2               22
   Black Hills Corp.                                                                       1               28
   Central Vermont Public Service Corp.                                                    1               17
   CH Energy Group Inc.                                                                   --               20
   Cleco Corp.                                                                             1               27
   DQE Inc.                                                                                2               23
   El Paso Electric Co. (b)                                                                2               23
   Empire District Electric Co.                                                            1               16
   Hawaiian Electric Industries Inc.                                                      --                3
   Madison Gas & Electric Co.                                                             --               13
   Otter Tail Corp.                                                                        1               20
   PNM Resources Inc.                                                                      1               22
   RGS Energy Group Inc.                                                                   1               30
   Sierra Pacific Resources                                                                3               20
   UIL Holdings Corp.                                                                     --               16
   Unisource Energy Corp.                                                                  1               15
   Unitil Corp.                                                                           --                2
   Westar Energy Inc.                                                                      1               22
   WPS Resources Corp.                                                                     1               32
                                                                                                      -------
                                                                                                          371
Electrical Components & Equipment - 0.9%
   Active Power Inc. (b)                                                                   2                8
   Advanced Energy Industries Inc. (b)                                                    --               10
   American Superconductor Corp. (b)                                                       1                3
   Ametek Inc.                                                                             1               34
   Artesyn Technologies Inc. (b)                                                           1                6
   Belden Inc.                                                                             1               13
   C&D Technologies Inc.                                                                   1               15
   Encore Wire Corp. (b)                                                                   1                7
   Energy Conversion Devices Inc. (b)                                                     --                6
   General Cable Corp.                                                                     1                5
   Graftech International Ltd. (b)                                                         2               18
   Intermagnetics General Corp. (b)                                                       --                7
   Littelfuse Inc. (b)                                                                     1               17
   Magnetek Inc.                                                                           1                7
   Powell Industries Inc. (b)                                                             --                5
   Power-One Inc. (b)                                                                      2               10
   Proton Energy Systems Inc. (b)                                                          1                3
   Rayovac Corp. (b)                                                                       1               17
   Research Frontiers Inc. (b)                                                            --                6
   Universal Display Corp. (b)                                                             1                6
   Valence Technology Inc. (b)                                                             2                3
   Vicor Corp. (b)                                                                         1                4
   Wilson Greatbatch Technologies Inc. (b)                                                --               11
                                                                                                      -------
                                                                                                          221
Electronics - 2.1%
   Analogic Corp.                                                                         --                9
   BEI Technologies Inc.                                                                  --                4
   Bel Fuse Inc. - Class B                                                                --                7
   Benchmark Electronics Inc. (b)                                                          1               20
   Brady Corp. - Class A                                                                   1               21
   Checkpoint Systems Inc. (b)                                                             1                9
   Coherent Inc. (b)                                                                       1               24
   CTS Corp.                                                                               1                9
   Cubic Corp.                                                                            --               10
   Cymer Inc. (b)                                                                         --                6
   Daktronics Inc. (b)                                                                     1                7
   DDI Corp. (b)                                                                           1                1
   Dionex Corp. (b)                                                                        1               13
   DSP Group Inc. (b)                                                                      1               17
   Electro Scientific Industries Inc. (b)                                                  1               16
   Excel Technology Inc. (b)                                                              --                6
   FEI Co. (b)                                                                             1               17
   Fisher Scientific International (b)                                                    --                3
   Flir Systems Inc. (b)                                                                  --               16
   Identix Inc. (b)                                                                        1               11
   Ii-Vi Inc. (b)                                                                          1               11
   Invision Technologies Inc. (b)                                                         --                7
   Itron Inc. (b)                                                                          1               14
   Merix Corp. (b)                                                                        --                3
   Methode Electronics Inc.                                                                1               12
   Molecular Devices Corp. (b)                                                            --                7
   OSI Systems Inc. (b)                                                                   --                2
   Park Electrochemical Corp.                                                             --               11
   Paxar Corp. (b)                                                                         1               20
   Photon Dynamics Inc. (b)                                                               --               14
   Pioneer Standard Electronics Inc.                                                       1                8
   Planar Systems Inc. (b)                                                                --                6
   Rogers Corp. (b)                                                                       --               11
   SBS Technologies Inc. (b)                                                              --                5
   Stoneridge Inc. (b)                                                                    --                8
   Technitrol Inc.                                                                         1               27
   Thomas & Betts Corp. (b)                                                                1               26
   Trimble Navigation Ltd. (b)                                                             1               11
   Varian Inc. (b)                                                                         1               31
   Visionics Corp. (b)                                                                    --                2
   Watts Industries Inc.                                                                  --               11
   Woodhead Industries Inc.                                                               --                6
   Woodward Governor Co.                                                                  --               17
   X-Rite Inc.                                                                             1                5
   Zygo Corp. (b)                                                                         --                3
                                                                                                      -------
                                                                                                          504
Engineering & Construction - 0.4%
   Dycom Industries Inc. (b)                                                               1               17
   EMCOR Group Inc. (b)                                                                   --               26
   Granite Construction Inc.                                                               1               24
   Insituform Technologies Inc. (b)                                                        1               17
   URS Corp. (b)                                                                          --               10
                                                                                                      -------
                                                                                                           94
Entertainment - 0.8%
   Alliance Gaming Corp. (b)                                                               1               15
   AMC Entertainment Inc. (b)                                                              1               13
   Argosy Gaming Co. (b)                                                                   1               18
   Championship Auto Racing Teams Inc. (b)                                                 1                9
   Churchill Downs Inc.                                                                   --               12
   Dover Downs Gaming & Entertainment Inc.                                                 1               11
   Dover Motorsports Inc.                                                                  1                8
   Gaylord Entertainment Co. (b)                                                           1               12
   Gtech Holdings Corp. (b)                                                               --                6
   Isle of Capri Casinos Inc. (b)                                                          1               10
   Macrovision Corp. (b)                                                                   1               16
   Magna Entertainment Corp. (b)                                                           1                9
   Penn National Gaming Inc. (b)                                                           1               13
   Pinnacle Entertainment Inc. (b)                                                         1                7
   Scientific Games Corp. - Class A (b)                                                    1                5
   Shuffle Master Inc. (b)                                                                --                9
   Speedway Motorsports Inc. (b)                                                          --                9
   Vail Resorts Inc. (b)                                                                  --                5
   Zomax Inc. (b)                                                                          1                4
                                                                                                      -------
                                                                                                          191
Environmental Control - 0.5%
   Calgon Carbon Corp.                                                                     1                8
   Casella Waste Systems Inc. (b)                                                         --                6
   IMCO Recycling Inc. (b)                                                                --                2
   Ionics Inc. (b)                                                                         1               14
   Mine Safety Appliances Co.                                                             --                9
   Stericycle Inc. (b)                                                                     1               32
   Tetra Tech Inc. (b)                                                                     1               20
   TRC Cos. Inc. (b)                                                                      --                6
   Waste Connections Inc. (b)                                                              1               23
                                                                                                      -------
                                                                                                          120
Food - 1.8%
   American Italian Pasta Co. (b)                                                          1               26
   Chiquita Brands International Inc. (b)                                                  1               19
   Corn Products International Inc.                                                        1               33
   Dean Foods Co. (b)                                                                     --                3
   Del Monte Foods Co. (b)                                                                 1                9
   Dole Food Co.                                                                          --                5
   Dreyer's Grand Ice Cream Inc.                                                          --                3
   Fleming Cos. Inc.                                                                       1               22
   Flowers Foods Inc. (b)                                                                  1               16
   Great Atlantic & Pacific Tea Co. Inc. (b)                                              --                9
   Hain Celestial Group Inc. (b)                                                           1               14
   Ingles Markets Inc. - Class A                                                           1               10
   International Multifoods Corp. (b)                                                     --               11
   Interstate Bakeries                                                                     1               34
   J&J Snack Foods Corp. (b)                                                              --                5
   JM Smucker Co.                                                                          1               40
   Lance Inc.                                                                              1               15
   Monterey Pasta Co. (b)                                                                 --                2
   Nash Finch Co.                                                                         --               10
   Pathmark Stores Inc. (b)                                                                1               14
   Performance Food Group Co. (b)                                                         --                5
   Pilgrims Pride Corp. - Class B                                                         --                7
   Ralcorp Holdings Inc. (b)                                                               1               24
   Riviana Foods Inc.                                                                     --                3
   Ruddick Corp.                                                                           1               13
   Sensient Technologies Corp.                                                             1               30
   Spartan Stores Inc. (b)                                                                 1                2
   United Natural Foods Inc. (b)                                                          --                9
   Weis Markets Inc.                                                                      --               18
   Wild Oats Markets Inc. (b)                                                              1               10
                                                                                                      -------
                                                                                                          421
Forest Products & Paper - 0.7%
   Buckeye Technologies Inc. (b)                                                           1                6
   Caraustar Industries Inc.                                                               1               13
   Deltic Timber Corp.                                                                    --               11
   Glatfelter                                                                             --                6
   Longview Fibre Co.                                                                      1               12
   Louisiana-Pacific Corp.                                                                 3               32
   Pope & Talbot Inc.                                                                      1               11
   Potlatch Corp.                                                                          1               29
   Rayonier Inc.                                                                          --                6
   Rock-Tenn Co. - Class A                                                                --                2
   Schweitzer-Mauduit International Inc.                                                  --               11
   Wausau-Mosinee Paper Corp.                                                              1               14
                                                                                                      -------
                                                                                                          153
Gas - 1.5%
   AGL Resources Inc.                                                                      1               33
   Atmos Energy Corp.                                                                      1               27
   Cascade Natural Gas Corp.                                                              --                6
   Energen Corp.                                                                           1               24
   Laclede Group Inc.                                                                      1               12
   New Jersey Resources Corp.                                                              1               22
   Northwest Natural Gas Co.                                                               1               18
   Northwestern Corp.                                                                      1               13
   NUI Corp.                                                                              --               13
   Oneok Inc.                                                                              1               28
   Peoples Energy Corp.                                                                   --                2
   Piedmont Natural Gas Co.                                                                1               29
   SEMCO Energy Inc.                                                                       1                7
   South Jersey Industries Inc.                                                           --               12
   Southern Union Co. (b)                                                                  1               19
   Southwest Gas Corp.                                                                     1               23
   UGI Corp.                                                                               1               23
   WGL Holdings Inc.                                                                       1               31
                                                                                                      -------
                                                                                                          342
Hand & Machine Tools - 0.5%
   Baldor Electric Co.                                                                     1               23
   Franklin Electric Co. Inc.                                                             --               11
   Kennametal Inc.                                                                         1               36
   Lincoln Electric Holdings Inc.                                                          1               26
   Milacron Inc.                                                                          --                4
   Regal-Beloit Corp.                                                                      1               17
   Starrett (L.S.) Co. - Class A                                                          --                2
                                                                                                      -------
                                                                                                          119
Healthcare - 4.7%
   Advanced Neuromodulation Systems Inc. (b)                                              --                6
   Alliance Imaging Inc. (b)                                                              --                5
   American Healthways Inc. (b)                                                           --                5
   American Medical Security Group Inc. (b)                                               --                2
   American Medical Systems Holdings Inc. (b)                                              1               16
   AMERIGROUP Corp. (b)                                                                   --                8
   Ameripath Inc. (b)                                                                      1               20
   Amsurg Corp. (b)                                                                        1               18
   Apria Healthcare Group Inc. (b)                                                         1               26
   Arrow International Inc.                                                               --               15
   Arthrocare Corp. (b)                                                                    1                7
   Aspect Medical Systems Inc. (b)                                                         1                2
   Beverly Enterprises Inc. (b)                                                            2               18
   Biosite Inc. (b)                                                                       --               10
   Bruker Daltonics Inc. (b)                                                               1                5
   Cantel Medical Corp. (b)                                                               --                2
   Cardiac Science Inc. (b)                                                                2                6
   Centene Corp. (b)                                                                      --                2
   Cerus Corp. (b)                                                                        --               14
   Cholestech Corp. (b)                                                                   --                4
   Cobalt Corp. (b)                                                                       --                7
   Columbia Laboratories Inc. (b)                                                          1                5
   Conceptus Inc. (b)                                                                     --                4
   CONMED Corp. (b)                                                                        1               18
   Cooper Cos. Inc.                                                                       --               20
   Covance Inc. (b)                                                                        2               35
   Coventry Health Care Inc. (b)                                                          --                5
   Curative Health Services Inc. (b)                                                      --                2
   Cyberonics (b)                                                                          1               10
   Datascope Corp.                                                                        --               12
   Diagnostic Products Corp.                                                              --                4
   Dianon Systems Inc. (b)                                                                --               15
   Edwards Lifesciences Corp. (b)                                                         --                3
   Endocare Inc. (b)                                                                       1                8
   Epix Medical Inc. (b)                                                                   1                6
   Genesis Health Ventures Inc. (b)                                                        1               18
   Gentiva Health Services Inc. (b)                                                        1                5
   Haemonetics Corp. (b)                                                                  --               14
   Hanger Orthopedic Group Inc. (b)                                                        1                8
   HealthTronics Surgical Services Inc. (b)                                               --                4
   Hologic Inc. (b)                                                                        1                8
   I-Stat Corp. (b)                                                                        1                5
   ICU Medical Inc. (b)                                                                   --                8
   Idexx Laboratories Inc. (b)                                                             1               27
   Igen International Inc.                                                                --               14
   Immucor Inc. (b)                                                                       --                2
   Impath Inc. (b)                                                                        --                9
   Inamed Corp. (b)                                                                        1               13
   Intuitive Surgical Inc. (b)                                                             1                7
   Invacare Corp.                                                                          1               28
   Inverness Medical Innovations Inc. (b)                                                 --                2
   Kindred Healthcare Inc. (b)                                                            --               13
   LabOne Inc. (b)                                                                        --                2
   LifePoint Hospitals Inc. (b)                                                           --                4
   Luminex Corp. (b)                                                                      --                3
   Magellan Health Services Inc.                                                           1                1
   Mentor Corp.                                                                            1               19
   Merit Medical Systems Inc. (b)                                                         --                8
   Microvision Inc. (b)                                                                   --                3
   Mid Atlantic Medical Services (b)                                                      --                4
   National Healthcare Corp. (b)                                                          --                4
   Novoste Corp. (b)                                                                       1                3
   Oakley Inc. (b)                                                                         1               13
   Ocular Sciences Inc. (b)                                                                1               16
   Odyssey HealthCare Inc. (b)                                                            --                9
   Option Care Inc. (b)                                                                   --                5
   OraSure Technologies Inc. (b)                                                           1                5
   Orthologic Corp. (b)                                                                   --                2
   Pacificare Health Systems Inc. (b)                                                      1               29
   Pediatrix Medical Group Inc. (b)                                                        1               18
   PolyMedica Corp. (b)                                                                   --                9
   Possis Medical Inc. (b)                                                                --                6
   Prime Medical Services Inc. (b)                                                        --                2
   Province Healthcare Co. (b)                                                             1               29
   PSS World Medical Inc. (b)                                                              2               14
   Quidel Corp. (b)                                                                       --                2
   Radiologix Inc. (b)                                                                     1                8
   RehabCare Group Inc. (b)                                                                1               14
   Renal Care Group Inc. (b)                                                              --                7
   ResMed Inc. (b)                                                                         1               31
   Respironics Inc. (b)                                                                    1               29
   Select Medical Corp. (b)                                                                1                8
   Sierra Health Services Inc. (b)                                                         1               16
   Sola International Inc. (b)                                                             1                7
   SonoSite Inc. (b)                                                                       1                8
   Spacelabs Medical Inc. (b)                                                             --                2
   STERIS Corp. (b)                                                                       --                5
   Sunrise Assisted Living Inc. (b)                                                       --               12
   SurModics Inc. (b)                                                                     --                9
   Sybron Dental Specialties Inc. (b)                                                      1               22
   Techne Corp. (b)                                                                        1               35
   Therasense Inc. (b)                                                                    --                8
   Thoratec Corp. (b)                                                                      1               13
   Unilab Corp. (b)                                                                       --                2
   United Surgical Partners International Inc. (b)                                        --               15
   Urologix Inc. (b)                                                                      --                4
   US Oncology Inc. (b)                                                                    2               20
   US Physical Therapy Inc. (b)                                                           --                6
   VCA Antech Inc. (b)                                                                     1                9
   Ventana Medical Systems Inc. (b)                                                       --                7
   Viasys Healthcare Inc. (b)                                                              1               15
   Visx Inc. (b)                                                                           1               16
   Vital Signs Inc.                                                                       --                7
   West Pharmaceutical Services Inc.                                                      --               10
   Wright Medical Group Inc. (b)                                                          --                8
   Zoll Medical Corp. (b)                                                                 --                6
                                                                                                      -------
                                                                                                        1,099
Holding Companies - Diversified - 0.1%
   Resource America Inc. - Class A                                                         1                5
   Walter Industries Inc.                                                                  1               11
                                                                                                      -------
                                                                                                           16
Home Builders - 0.9%
   Beazer Homes USA Inc. (b)                                                              --               31
   Champion Enterprises Inc. (b)                                                           1                7
   Coachmen Industries Inc.                                                                1                7
   Fleetwood Enterprises Inc.                                                              1                8
   Hovnanian Enterprises Inc. - Class A (b)                                               --               13
   KB Home                                                                                --                3
   M/I Schottenstein Homes Inc.                                                           --               13
   MDC Holdings Inc.                                                                       1               28
   Meritage Corp. (b)                                                                     --               16
   Monaco Coach Corp. (b)                                                                  1               12
   NVR Inc. (b)                                                                           --                5
   Palm Harbor Homes Inc. (b)                                                             --                9
   Ryland Group Inc.                                                                      --                4
   Skyline Corp.                                                                          --                7
   Standard-pacific Corp.                                                                  1               29
   Toll Brothers Inc. (b)                                                                 --                2
   WCI Communities Inc. (b)                                                               --                1
   William Lyon Homes Inc. (b)                                                            --                1
   Winnebago Industries                                                                   --               13
                                                                                                      -------
                                                                                                          209
Home Furnishings - 0.3%
   American Woodmark Corp.                                                                --                8
   Applica Inc. (b)                                                                        1                9
   Bassett Furniture Industries Inc.                                                       1               10
   Bush Industries Inc. - Class A                                                          1               10
   Furniture Brands International Inc. (b)                                                --                3
   Harman International Industries Inc.                                                   --                4
   Kimball International - Class B                                                         1               15
   La-Z-Boy Inc.                                                                          --                3
   Parkervision Inc. (b)                                                                  --                2
   Stanley Furniture Co. Inc. (b)                                                         --                8
   Universal Electronics Inc. (b)                                                         --                6
                                                                                                      -------
                                                                                                           78
Household Products - 1.2%
   American Greetings Corp. - Class A                                                      1                8
   Blyth Inc.                                                                              1               25
   Central Garden & Pet Co. (b)                                                           --                7
   Church & Dwight Co. Inc.                                                               --                5
   Dial Corp.                                                                             --                3
   Ennis Business Forms                                                                    1                8
   Fossil Inc. (b)                                                                         1               11
   Harland (John H.) Co.                                                                   1               25
   Jarden Corp. (b)                                                                       --                7
   Libbey Inc.                                                                            --               15
   National Presto Industries Inc.                                                        --                3
   New England Business Service Inc.                                                      --               12
   Oneida Ltd.                                                                             1               10
   Pennzoil-Quaker State Co.                                                              --                5
   Playtex Products Inc. (b)                                                               1               11
   Russ Berrie & Co. Inc.                                                                 --               10
   Scotts Co. - Class A (b)                                                               --                6
   Standard Register Co.                                                                  --               16
   Toro Co.                                                                               --               18
   Tupperware Corp.                                                                        1               27
   Wallace Computer Services Inc.                                                          1               25
   Water Pik Technologies Inc. (b)                                                        --                1
   WD-40 Co.                                                                              --               12
   Yankee Candle Co. Inc. (b)                                                              1               16
                                                                                                      -------
                                                                                                          286
Insurance - 2.0%
   Alfa Corp.                                                                              1               15
   American Physicians Capital Inc. (b)                                                   --                6
   AmerUs Group Co.                                                                       --                4
   Argonaut Group Inc.                                                                     1               13
   Brown & Brown Inc.                                                                     --                6
   Citizens Inc. (b)                                                                       1                9
   CNA Surety Corp.                                                                       --                7
   Commerce Group Inc.                                                                     1               26
   Crawford & Co. - Class B                                                                1               12
   Delphi Financial Group Inc.                                                            --               15
   FBL Financial Group Inc. - Class A                                                     --                4
   Financial Industries Corp.                                                             --                2
   First American Corp.                                                                   --                5
   FPIC Insurance Group Inc. (b)                                                          --                2
   Harleysville Group Inc.                                                                 1               21
   Hilb Rogal & Hamilton Co.                                                               1               37
   Horace Mann Educators Corp.                                                             1               22
   Landamerica Financial Group Inc.                                                       --               14
   Midland Co.                                                                            --                5
   National Western Life Insurance Co. - Class A (b)                                      --                8
   Odyssey Re Holdings Corp.                                                               1                9
   Ohio Casualty Corp.                                                                     2               33
   Philadelphia Consolidated Holding Co. (b)                                               1               24
   Pico Holdings Inc. (b)                                                                  1               11
   PMA Capital Corp.                                                                       1               17
   Presidential Life Corp.                                                                 1               12
   ProAssurance Corp. (b)                                                                  1               15
   RLI Corp.                                                                              --               10
   SCPIE Holdings Inc.                                                                    --                2
   Selective Insurance Group                                                               1               23
   Stancorp Financial Group Inc.                                                          --                4
   State Auto Financial Corp.                                                              1               14
   Stewart Information Services Corp. (b)                                                 --                8
   Sun Life Financial Services of Canada Inc.                                             --                4
   Triad Guaranty Inc. (b)                                                                --                9
   UICI (b)                                                                                1               19
   United Fire & Casualty Co.                                                             --                6
   Universal American Financial Corp. (b)                                                  1                9
   Vesta Insurance Group Inc.                                                              1                4
   W.R. Berkley Corp.                                                                     --                6
   Zenith National Insurance Corp.                                                        --                6
                                                                                                      -------
                                                                                                          478
Internet - 2.5%
   Agile Software Corp. (b)                                                                1                5
   Akamai Technologies Inc. (b)                                                            2                2
   Alloy Inc. (b)                                                                          1               13
   answerthink inc. (b)                                                                    1                4
   Ariba Inc. (b)                                                                          8               25
   AsiaInfo Holdings Inc. (b)                                                              1                9
   At Road Inc. (b)                                                                       --                2
   Avocent Corp. (b)                                                                       1               20
   Centillium Communications Inc. (b)                                                      1                6
   Chordiant Software Inc. (b)                                                             1                2
   Commerce One Inc. (b)                                                                   7                3
   Digital Insight Corp. (b)                                                               1               15
   Digital River Inc. (b)                                                                  1                9
   Digitalthink Inc. (b)                                                                   1                1
   Docent Inc. (b)                                                                         2                2
   DoubleClick Inc. (b)                                                                    3               25
   E.piphany Inc. (b)                                                                      2                7
   Earthlink Inc. (b)                                                                      3               23
   Entrust Inc. (b)                                                                        1                3
   eResearch Technology Inc. (b)                                                          --                2
   eSPEED Inc. (b)                                                                         1                8
   F5 Networks Inc. (b)                                                                   --                5
   Freemarkets Inc. (b)                                                                    1               15
   Genuity Inc. - Class A (b)                                                             --                1
   GSI Commerce Inc. (b)                                                                  --                3
   Harris Interactive Inc. (b)                                                             1                2
   I-many Inc. (b)                                                                         2                5
   IndyMac Bancorp. Inc. (b)                                                              --                3
   Inktomi Corp. (b)                                                                       4                3
   Interland Inc. (b)                                                                      3               10
   Internet Capital Group Inc. (b)                                                         5                1
   Internet Security Systems Inc. (b)                                                      1               15
   Interwoven Inc. (b)                                                                     3                9
   ITXC Corp. (b)                                                                          1                5
   Kana Software Inc. (b)                                                                 --                2
   Keynote Systems Inc. (b)                                                                1                5
   Liberate Technologies Inc. (b)                                                          3                8
   Macromedia Inc. (b)                                                                     2               14
   Matrixone Inc. (b)                                                                      1                5
   McAfee.com Corp. (b)                                                                    1                7
   Net B@nk Inc.                                                                           1               12
   Netegrity Inc. (b)                                                                      1                8
   Openwave Systems Inc. (b)                                                               5               29
   Overture Services Inc. (b)                                                              1               34
   PC-Tel Inc. (b)                                                                         1                5
   Portal Software Inc. (b)                                                                3                2
   Priceline.com Inc. (b)                                                                  3                7
   ProQuest Co. (b)                                                                        1               19
   QRS Corp. (b)                                                                           1                5
   Quovadx Inc. (b)                                                                       --                2
   Raindance Communications Inc. (b)                                                       1                7
   Register.com (b)                                                                        1                8
   Riverstone Networks Inc. (b)                                                            4               11
   RSA Security Inc. (b)                                                                   1                6
   S1 Corp. (b)                                                                            2               16
   Safeguard Scientifics Inc. (b)                                                          4                8
   Sapient Corp. (b)                                                                       2                2
   Secure Computing Corp. (b)                                                              1                5
   Seebeyond Technology Corp. (b)                                                          1                2
   SkillSoft Corp. (b)                                                                    --                2
   SonicWALL Inc. (b)                                                                      1                5
   Stamps.com Inc. (b)                                                                     1                6
   SupportSoft Inc. (b)                                                                    1                2
   TIBCO Software Inc. (b)                                                                 2               13
   Trizetto Group Inc. (b)                                                                 1                8
   United Online Inc. (b)                                                                  1                7
   Valueclick Inc. (b)                                                                     2                7
   Verity Inc. (b)                                                                         1                8
   Vitria Technology Inc. (b)                                                              2                2
   WatchGuard Technologies Inc. (b)                                                        1                5
   WebEx Communications Inc. (b)                                                          --                7
   webMethods Inc. (b)                                                                     1               13
   Websense Inc. (b)                                                                       1               15
                                                                                                      -------
                                                                                                          592
Investment Companies - 0.2%
   American Capital Strategies Ltd.                                                        1               32
   MCG Capital Corp.                                                                       1               10
                                                                                                      -------
                                                                                                           42
Iron & Steel - 0.4%
   Carpenter Technology Corp.                                                              1               15
   Cleveland-Cliffs Inc.                                                                  --                8
   Gibraltar Steel Corp.                                                                  --                4
   Material Sciences Corp. (b)                                                            --                2
   Oregon Steel Mills Inc. (b)                                                             1                7
   Reliance Steel & Aluminum Co.                                                           1               19
   Roanoke Electric Steel Corp.                                                            1                8
   Ryerson Tull Inc.                                                                       1                8
   Steel Dynamics Inc. (b)                                                                 1               12
                                                                                                      -------
                                                                                                           83
Leisure Time - 0.5%
   Arctic Cat Inc.                                                                         1                9
   Bally Total Fitness Holding Corp. (b)                                                   1               17
   K2 Inc. (b)                                                                             1                9
   Multimedia Games Inc. (b)                                                              --                6
   Nautilus Group Inc. (b)                                                                 1               27
   Navigant International Inc. (b)                                                         1               11
   Pegasus Solutions Inc. (b)                                                              1               11
   Polaris Industries Inc.                                                                --                2
   Thor Industries Inc.                                                                   --               13
   WMS Industries Inc. (b)                                                                 1                7
                                                                                                      -------
                                                                                                          112
Lodging - 0.6%
   Ameristar Casinos Inc. (b)                                                             --                8
   Aztar Corp. (b)                                                                         1               17
   Boca Resorts Inc. - Class A (b)                                                         1               16
   Boyd Gaming Corp. (b)                                                                   1               13
   Choice Hotels International Inc. (b)                                                    1               17
   La Quinta Corp. (b)                                                                     4               28
   M T R Gaming Group Inc. (b)                                                             1                9
   Marcus Corp.                                                                            1                9
   Prime Hospitality Corp. (b)                                                             1               15
   Station Casinos Inc. (b)                                                                1               15
                                                                                                      -------
                                                                                                          147
Machinery - 1.8%
   AGCO Corp. (b)                                                                         --                5
   Albany International Corp.                                                              1               17
   Applied Industrial Technologies Inc.                                                    1               15
   Astec Industries Inc. (b)                                                              --                8
   Briggs & Stratton Corp.                                                                 1               25
   Brooks-PRI Automation Inc. (b)                                                          1               22
   Cascade Corp. (b)                                                                      --                2
   Cognex Corp. (b)                                                                        1               19
   Flowserve Corp. (b)                                                                    --                6
   Gardner Denver Inc. (b)                                                                --                8
   Global Power Equipment Group Inc. (b)                                                   1                7
   Gorman-Rupp Co.                                                                        --               11
   Graco Inc.                                                                             --                5
   IDEX Corp.                                                                              1               30
   JLG Industries Inc.                                                                     1               15
   Joy Global Inc. (b)                                                                     1               21
   Kadant Inc. (b)                                                                         1                9
   Lindsay Manufacturing Co.                                                              --               10
   Manitowoc Co.                                                                           1               26
   NACCO Industries Inc. - Class A                                                        --               10
   Nordson Corp.                                                                           1               19
   Presstek Inc. (b)                                                                       1                4
   Robbins & Myers Inc.                                                                   --                7
   Stewart & Stevenson Services                                                            1               11
   Tecumseh Products Co.                                                                  --               24
   Tennant Co.                                                                            --               11
   Terex Corp. (b)                                                                         1               29
   Thomas Industries Inc.                                                                 --               12
   UNOVA Inc. (b)                                                                          2               13
   Wabtec Corp.                                                                            1               14
   Zebra Technologies Corp. (b)                                                           --                4
                                                                                                      -------
                                                                                                          419
Manufacturing - 1.7%
   Actuant Corp. - Class A (b)                                                            --               10
   Acuity Brands Inc.                                                                      1               19
   Ameron International Corp.                                                             --                9
   AO Smith Corp.                                                                         --               13
   Applied Films Corp. (b)                                                                --                2
   Aptargroup Inc.                                                                        --                3
   Barnes Group Inc.                                                                      --               11
   Carlisle Cos. Inc.                                                                      1               39
   Clarcor Inc.                                                                            1               23
   Concord Camera Corp. (b)                                                                2               10
   CoorsTek Inc. (b)                                                                      --                7
   Cuno Inc. (b)                                                                          --               14
   Donaldson Co. Inc.                                                                     --                2
   ESCO Technologies Inc. (b)                                                             --               11
   Federal Signal Corp.                                                                    1               32
   Foamex International Inc. (b)                                                           1                7
   Griffon Corp. (b)                                                                       1               12
   Harsco Corp.                                                                           --                5
   Lancaster Colony Corp.                                                                 --                6
   Lydall Inc. (b)                                                                         1                9
   Matthews International Corp. - Class A                                                  1               18
   Myers Industries Inc.                                                                   1               11
   Osmonics Inc. (b)                                                                      --                5
   Pittston Brink's Group                                                                 --                5
   Roper Industries Inc.                                                                   1               30
   SPS Technologies Inc. (b)                                                              --               11
   Standex International Corp.                                                            --               10
   Sturm Ruger & Co. Inc.                                                                  1                9
   Tredegar Corp.                                                                          1               18
   Trinity Industries Inc.                                                                 1               23
   US Industries Inc. (b)                                                                  2                7
                                                                                                      -------
                                                                                                          391
Media - 1.1%
   4kids Entertainment Inc. (b)                                                           --                7
   Beasley Broadcasting Group Inc. - Class A (b)                                           1                9
   Clear Channel Communications Inc. (b)                                                  --                5
   Courier Corp.                                                                          --                2
   Crown Media Holdings Inc. (b)                                                           1                6
   Cumulus Media Inc. - Class A (b)                                                       --                4
   Fisher Communications Inc.                                                             --                9
   Gray Communications System Inc.                                                         1               11
   Hollinger International Inc.                                                            1               18
   Information Holdings Inc. (b)                                                           1               13
   Insight Communications Co. Inc. (b)                                                     1               15
   Journal Register Co. (b)                                                                1               13
   Lee Enterprises Inc.                                                                   --                2
   Liberty Corp.                                                                           1               22
   Lodgenet Entertainment Corp. (b)                                                       --                5
   Media General Inc.                                                                     --                4
   Mediacom Communications Corp. (b)                                                       2               12
   Paxson Communications Corp. (b)                                                         1                5
   Playboy Enterprises Inc. - Class B (b)                                                 --                5
   Pulitzer Inc.                                                                          --               12
   Regent Communications Inc. (b)                                                          1                6
   Saga Communications Inc. (b)                                                           --                9
   Salem Communications Corp. - Class A (b)                                               --                6
   Scholastic Corp. (b)                                                                   --                5
   Sinclair Broadcast Group Inc. - Class A (b)                                             1               16
   Sirius Satellite Radio Inc. (b)                                                         1                4
   Spanish Broadcasting System Inc. (b)                                                    1               10
   UnitedGlobalCom Inc. (b)                                                               --                1
   Wiley (John) & Sons Inc.                                                               --                4
   World Wrestling Federation Entertainment Inc. (b)                                       1                8
   XM Satellite Radio Holdings Inc. - Class A (b)                                          2               12
   Young Broadcasting Inc. (b)                                                            --                7
                                                                                                      -------
                                                                                                          267
Metal Fabrication & Hardware - 0.8%
   CIRCOR International Inc.                                                              --                5
   Commercial Metals Co.                                                                  --               15
   Intermet Corp.                                                                         --                4
   Kaydon Corp.                                                                            1               20
   Lawson Products Inc.                                                                   --                5
   Maverick Tube Corp. (b)                                                                 1               17
   Mueller Industries Inc. (b)                                                             1               28
   NN Inc.                                                                                 1                6
   NS Group Inc. (b)                                                                       1                8
   Penn Engineering & Manufacturing Corp.                                                 --                8
   Quanex Corp.                                                                           --               17
   Timken Co.                                                                             --                6
   Valmont Industries Inc.                                                                --                9
   Worthington Industries                                                                  2               38
                                                                                                      -------
                                                                                                          186
Mining - 0.6%
   Arch Coal Inc.                                                                          1               23
   Brush Engineered Materials Inc. (b)                                                     1                7
   Century Aluminum Co.                                                                   --                4
   Hecla Mining Co. (b)                                                                    2               10
   Massey Energy Co.                                                                       2               24
   Royal Gold Inc.                                                                        --                2
   RTI International Metals Inc. (b)                                                       1               10
   Southern Peru Copper Corp.                                                              1               10
   Stillwater Mining Co. (b)                                                               1               21
   USEC Inc.                                                                               2               18
                                                                                                      -------
                                                                                                          129
Office & Business Equipment - 0.1%
   Global Imaging Systems Inc. (b)                                                        --                4
   IKON Office Solutions Inc.                                                              1                6
   Imagistics International Inc. (b)                                                      --                7
                                                                                                      -------
                                                                                                           17
Office Furnishings - 0.1%
   Interface Inc.                                                                          2               14

Oil & Gas Producers - 2.1%
   3TEC Energy Corp. (b)                                                                   1                9
   Atwood Oceanics Inc. (b)                                                               --               11
   Berry Petroleum Co. - Class A                                                           1               10
   Cabot Oil & Gas Corp.                                                                   1               21
   Chesapeake Energy Corp (b)                                                              4               30
   Chiles Offshore Inc. (b)                                                               --               11
   Comstock Resources Inc. (b)                                                             1                5
   Denbury Resources Inc. (b)                                                              1                8
   Encore Acquisition Co. (b)                                                             --                5
   Energy Partners Ltd. (b)                                                                1                7
   Evergreen Resources Inc. (b)                                                            1               22
   Frontier Oil Corp.                                                                      1               12
   Grey Wolf Inc. (b)                                                                      4               16
   Harvest Natural Resources Inc. (b)                                                     --                2
   Holly Corp.                                                                            --                5
   Houston Exploration Co. (b)                                                            --                7
   Key Production Co. Inc. (b)                                                             1               11
   Magnum Hunter Resources Inc. (b)                                                        1               11
   Nuevo Energy Co. (b)                                                                    1                8
   Parker Drilling Co. (b)                                                                 3                8
   Patina Oil & Gas Corp.                                                                  1               16
   Penn Virginia Corp.                                                                    --                9
   Petroquest Energy Inc. (b)                                                              1                7
   Plains Resources Inc. (b)                                                               1               23
   Prima Energy Corp. (b)                                                                 --                8
   Pure Resources Inc. (b)                                                                --                7
   Quicksilver Resources Inc. (b)                                                         --                9
   Range Resources Corp. (b)                                                               2                9
   Remington Oil & Gas Corp. (b)                                                           1               15
   Southwestern Energy Co. (b)                                                             1               12
   Spinnaker Exploration Co. (b)                                                           1               22
   St. Mary Land & Exploration Co.                                                         1               17
   Stone Energy Corp. (b)                                                                  1               26
   Swift Energy Co. (b)                                                                    1                9
   Tesoro Petroleum Corp. (b)                                                              1               11
   Tom Brown Inc. (b)                                                                      1               28
   Unit Corp. (b)                                                                          1               17
   Vintage Petroleum Inc.                                                                  2               19
   Westport Resources Corp. (b)                                                            1               10
                                                                                                      -------
                                                                                                          493
Oil & Gas Services - 1.2%
   CAL Dive International Inc. (b)                                                         1               23
   CARBO Ceramics Inc                                                                     --                9
   Dril-Quip Inc. (b)                                                                     --                5
   Global Industries Ltd. (b)                                                              2               13
   Hanover Compressor Co. (b)                                                              1               19
   Hydril Co. (b)                                                                         --               11
   Input/output Inc.                                                                       2               15
   Key Energy Services Inc. (b)                                                            3               30
   Lone Star Technologies Inc. (b)                                                         1               20
   Lufkin Industries Inc.                                                                 --                9
   Newpark Resources Inc. (b)                                                              2               16
   Oceaneering International Inc. (b)                                                      1               16
   Oil States International Inc. (b)                                                       1                6
   RPC Inc.                                                                               --                4
   Seacor Smit Inc. (b)                                                                    1               24
   Seitel Inc. (b)                                                                         1                1
   Superior Energy Services Inc. (b)                                                       2               18
   Tetra Technologies Inc. (b)                                                            --               10
   Universal Compression Holdings Inc. (b)                                                --               12
   Veritas DGC Inc. (b)                                                                    1               10
   W-H Energy Services Inc. (b)                                                            1               12
                                                                                                      -------
                                                                                                          283
Packaging & Containers - 0.4%
   Ball Corp.                                                                             --                3
   Chesapeake Corp.                                                                       --               11
   Crown Cork & Seal Co. Inc. (b)                                                          3               24
   Earthshell Corp. (b)                                                                    3                3
   Graphic Packaging International Corp. (b)                                              --                1
   Grief Brothers Corp. - Class A                                                         --               16
   Ivex Packaging Corp. (b)                                                               --               10
   Owens-Illinois Inc. (b)                                                                --                4
   Silgan Holdings Inc. (b)                                                               --               11
                                                                                                      -------
                                                                                                           83
Pharmaceuticals - 3.5%
   Abgenix Inc. (b)                                                                        2               24
   Accredo Health Inc. (b)                                                                --                7
   Adolor Corp. (b)                                                                        1               14
   Alkermes Inc. (b)                                                                       2               26
   Allos Therapeutics Inc. (b)                                                             1                6
   Alpharma Inc.                                                                           1               16
   Amylin Pharmaceuticals Inc. (b)                                                         2               22
   Antigenics Inc. (b)                                                                     1                6
   Array Biopharma Inc. (b)                                                               --                4
   Atherogenics Inc. (b)                                                                   1                5
   Atrix Labs Inc. (b)                                                                     1               15
   AVANIR Pharmaceuticals (b)                                                              2                2
   Bentley Pharmaceuticals Inc. (b)                                                       --                2
   BioMarin Pharmaceuticals Inc. (b)                                                       1                4
   Biopure Corp. (b)                                                                       1                8
   Cell Pathways Inc. (b)                                                                  1                1
   Cell Therapeutics Inc. (b)                                                              1                4
   Cima Labs Inc. (b)                                                                      1               14
   Connetics Corp. (b)                                                                     1               10
   Corixa Corp. (b)                                                                        1                7
   Cubist Pharmaceuticals Inc. (b)                                                         1                6
   CV Therapeutics Inc. (b)                                                                1               12
   D&K Healthcare Resources Inc.                                                          --               13
   Durect Corp. (b)                                                                        1                4
   Dusa Pharmaceuticals Inc. (b)                                                           1                3
   Emisphere Technologies Inc. (b)                                                        --                2
   Endo Pharmaceuticals Holdings Inc. (b)                                                  1                4
   Eon Labs Inc. (b)                                                                      --                1
   Esperion Therapeutics Inc. (b)                                                          1                6
   First Horizon Pharmaceutical Corp. (b)                                                  1               11
   Genta Inc. (b)                                                                          1               10
   Genzyme Molecular Oncology (b)                                                          2                4
   Guilford Pharmaceuticals Inc. (b)                                                       1                5
   Herbalife International Inc. - Class A                                                  1               11
   Herbalife International Inc. - Class B                                                 --                2
   Ilex Oncology Inc. (b)                                                                  1               16
   ImClone Systems Inc. (b)                                                                1               13
   Immunogen Inc. (b)                                                                      1                3
   Impax Laboratories Inc. (b)                                                            --                4
   Indevus Pharmaceuticals Inc. (b)                                                        1                1
   Insmed Inc. (b)                                                                         2                2
   Inspire Pharmaceuticals Inc. (b)                                                       --                2
   Isis Pharmaceuticals Inc. (b)                                                           2               15
   KV Pharmaceutical Co. - Class A (b)                                                    --                2
   KV Pharmaceutical Co. - Class B (b)                                                     1               21
   La Jolla Pharmaceutical Co. (b)                                                         1                5
   Ligand Pharmaceuticals Inc. - Class B (b)                                               2               22
   Medarex Inc. (b)                                                                        2               15
   Medicines Co. (b)                                                                       1                7
   Meridian Medical Technologies Inc. (b)                                                 --                2
   MGI Pharma Inc. (b)                                                                     1                4
   MIM Corp. (b)                                                                           1                8
   Nabi Biopharmaceuticals (b)                                                             1                6
   Napro Biotherapeutics Inc. (b)                                                          1                4
   Natures Sunshine Products Inc.                                                          1                6
   NBTY Inc. (b)                                                                           1               17
   Neopharm Inc. (b)                                                                      --                4
   Neurocrine Biosciences Inc. (b)                                                         1               21
   Neurogen Corp. (b)                                                                     --                4
   Noven Pharmaceuticals Inc. (b)                                                          1               15
   NPS Pharmaceuticals Inc. (b)                                                            1               13
   OSI Pharmaceuticals Inc. (b)                                                            1               27
   Pain Therapeutics Inc. (b)                                                              1                5
   Penwest Pharmaceuticals Co. (b)                                                         1               13
   Perrigo Co. (b)                                                                         2               20
   Pharmaceutical Resources Inc. (b)                                                      --               13
   Pharmacopeia Inc. (b)                                                                   1                5
   Pharmacyclics Inc. (b)                                                                  1                3
   Pharmos Corp. (b)                                                                       3                3
   Priority Healthcare Corp. (b)                                                           1               17
   Progenics Pharmaceuticals Inc. (b)                                                     --                5
   Rigel Pharmaceuticals Inc. (b)                                                          1                5
   Salix Pharmaceuticals Ltd. (b)                                                          1                8
   Sangstat Medical Corp. (b)                                                              1               17
   Scios Inc. (b)                                                                          1               38
   Sepracor Inc. (b)                                                                       2               22
   SuperGen Inc. (b)                                                                      --                3
   Syncor International Corp. (b)                                                         --               15
   Tanox Inc. (b)                                                                          1               11
   Theragenics Corp. (b)                                                                   1               12
   Trimeris Inc. (b)                                                                      --               20
   Tularik Inc. (b)                                                                        1               10
   United Therapeutics Corp. (b)                                                           1                9
   Valentis Inc. (b)                                                                       2                3
   Versicor Inc. (b)                                                                      --                5
   Viropharma Inc. (b)                                                                    --                1
   Vivus Inc. (b)                                                                          1                7
                                                                                                      -------
                                                                                                          820
Pipelines - 0.1%
   Transmontaigne Inc. (b)                                                                 1                5
   Western Gas Resources Inc.                                                              1               25
                                                                                                      -------
                                                                                                           30
Real Estate - 6.4%
   Acadia Realty Trust                                                                     1               12
   Alexander's Inc. (b)                                                                   --                2
   Alexandria Real Estate Equities Inc.                                                    1               26
   America First Mortgage Investments Inc.                                                 1                7
   AMLI Residential Properties                                                            --                7
   Annaly Mortgage Management Inc.                                                        --                5
   Anthracite Capital Inc.                                                                 1               18
   Anworth Mortgage Asset Corp.                                                            1                9
   Apex Mortgage Capital Inc.                                                              1               12
   Associated Estates Realty                                                               1               15
   Bedford Property Investors                                                             --               12
   Boykin Lodging Co.                                                                      1                5
   Brandywine Realty Trust                                                                 1               22
   BRE Properties - Class A                                                               --                3
   Camden Property Trust                                                                  --                4
   Capital Automotive REIT                                                                 1               14
   Capstead Mortgage Corp.                                                                --                2
   CBL & Associates Properties Inc.                                                        1               21
   Centerpoint Properties Corp.                                                           --                6
   Chateau Communities Inc.                                                                1               16
   Chelsea Property Group Inc.                                                             1               29
   Colonial Properties Trust                                                              --               15
   Commercial Net Lease Realty                                                             1               17
   Cornerstone Realty Income Trust Inc.                                                    2               18
   Corporate Office Properties Trust                                                      --                3
   Correctional Properties Trust                                                          --                1
   Corrections Corp. of America (b)                                                        1               11
   Cousins Properties Inc.                                                                --                2
   Crown American Realty Trust                                                             1                9
   Developers Diversified Realty Corp.                                                    --                5
   Eastgroup Properties                                                                    1               15
   Entertainment Properties Trust                                                         --               11
   Equity Inns Inc.                                                                        2               14
   Essex Property Trust Inc.                                                              --               25
   FBR Asset Investment Corp.                                                             --               12
   Federal Realty Investors Trust                                                          1               28
   FelCor Lodging Trust Inc.                                                               1               19
   First Industrial Realty Trust Inc.                                                     --                3
   Forest City Enterprises Inc. - Class A                                                 --                5
   Gables Residential Trust                                                                1               19
   Getty Realty Corp.                                                                      1               10
   Glenborough Realty Trust Inc.                                                          --                6
   Glimcher Realty Trust                                                                   1               13
   Great Lakes Reit Inc.                                                                  --                7
   Health Care Reit Inc.                                                                   1               34
   Healthcare Realty Trust Inc.                                                            1               35
   Heritage Property Investment Trust                                                      1               14
   Highwoods Properties Inc.                                                              --                3
   Home Properties of NY Inc.                                                              1               29
   HRPT Properties Trust                                                                   3               29
   IMPAC Mortgage Holdings Inc.                                                            1               11
   Innkeepers USA Trust                                                                    1               10
   Insignia Financial Group Inc. (b)                                                       1               10
   Investors Real Estate Trust                                                             1               13
   IRT Property Co.                                                                        1               15
   JDN Realty Corp.                                                                        1               15
   Jones Lang LaSalle Inc. (b)                                                             1               25
   JP Realty Inc.                                                                         --                6
   Keystone Property Trust                                                                --                7
   Kilroy Realty Corp.                                                                     1               23
   Koger Equity Inc.                                                                       1               13
   Kramont Realty Trust                                                                    1               12
   LaSalle Hotel Properties                                                                1                9
   Lexington Corporate Properties Trust                                                    1               14
   LNR Property Corp.                                                                      1               19
   LTC Properties Inc.                                                                    --                2
   Macerich Co.                                                                            1               25
   Manufactured Home Communities Inc.                                                     --               14
   Meristar Hospitality Corp.                                                              1               14
   Mid-America Apartment Communities Inc.                                                 --               12
   Mid-Atlantic Realty Trust                                                               1               11
   Mills Corp.                                                                             1               20
   Mission West Properties                                                                 1               18
   National Health Investors Inc.                                                          1               12
   Nationwide Health Properties Inc.                                                       1               27
   Novastar Financial Inc.                                                                --                8
   Pan Pacific Retail Properties Inc.                                                      1               33
   Parkway Properties Inc.                                                                --                6
   Pennsylvania Real Estate Investment Trust                                              --               11
   Post Properties Inc.                                                                    1               31
   Prentiss Properties Trust                                                               1               24
   PS Business Parks Inc.                                                                 --                6
   RAIT Investment Trust                                                                  --                6
   Ramco-Gershenson Properties Trust                                                      --                1
   Realty Income Corp.                                                                     1               34
   Reckson Associates Realty Corp.                                                        --                2
   Redwood Trust Inc.                                                                     --                6
   Regency Centers Corp.                                                                  --                3
   RFS Hotel Investors Inc.                                                                1               10
   Saul Centers Inc.                                                                      --                5
   Senior Housing Properties Trust                                                         1               19
   Shurgard Storage Centers Inc. - Class A                                                 1               31
   SL Green Realty Corp.                                                                   1               28
   Sovran Self Storage Inc.                                                               --               15
   Summit Properties Inc.                                                                  1               15
   Sun Communities Inc.                                                                   --               17
   Tanger Factory Outlet Centers Inc.                                                     --                8
   Taubman Centers Inc.                                                                    1               12
   Thornburg Mortgage Inc.                                                                 1               20
   Town & Country Trust                                                                    1               13
   Trammell Crow Co. (b)                                                                   1                9
   United Dominion Realty Trust Inc.                                                      --                3
   Universal Health Realty Income                                                         --               11
   Urstadt Biddle Properties Inc. - Class A                                               --                2
   US Restaurants Properties Inc.                                                          1               14
   Ventas Inc.                                                                             2               23
   Washington Real Estate Investment Trust                                                 1               33
   Weingarten Realty Investors                                                            --                2
   Winston Hotels Inc.                                                                     2               16
                                                                                                      -------
                                                                                                        1,493
Retail - 6.0%
   7-Eleven Inc. (b)                                                                       1                5
   99 Cents Only Stores (b)                                                               --                6
   AC Moore Arts & Crafts Inc. (b)                                                        --                9
   Aeropostale Inc. (b)                                                                   --                7
   AFC Enterprises (b)                                                                    --               13
   AnnTaylor Stores Corp. (b)                                                              1               37
   Applebees International Inc.                                                           --                5
   Blair Corp.                                                                            --                4
   Bob Evans Farms Inc.                                                                    1               30
   Bombay Co. Inc. (b)                                                                    --                2
   Brookstone Inc. (b)                                                                    --                1
   Brown Shoe Co. Inc.                                                                     1               15
   Buca Inc. (b)                                                                          --                8
   Buckle Inc. (b)                                                                        --                3
   Burlington Coat Factory Warehouse Corp.                                                --               10
   California Pizza Kitchen Inc. (b)                                                       1               14
   Casey's General Stores Inc.                                                             1               17
   Cash America International Inc.                                                         1                7
   Cato Corp. - Class A                                                                   --                8
   CBRL Group Inc.                                                                        --                5
   CEC Entertainment Inc. (b)                                                             --                9
   Charlotte Russe Holding Inc. (b)                                                       --                7
   Charming Shoppes (b)                                                                    3               23
   Cheesecake Factory (b)                                                                 --                5
   Chico's Fas Inc. (b)                                                                   --                6
   Children's Place Retail Stores Inc. (b)                                                --                7
   Christopher & Banks Corp. (b)                                                           1               27
   Circuit City Stores Inc. - Carmax Group (b)                                            --                2
   CKE Restaurants Inc. (b)                                                                1               17
   Claire's Stores Inc.                                                                    1               24
   Cole National Corp. (b)                                                                --                3
   Copart Inc. (b)                                                                        --                5
   Cost Plus Inc. (b)                                                                      1               20
   CSK Auto Corp. (b)                                                                      1               11
   DEB Shops Inc.                                                                         --               10
   dELiA*s Corp. - Class A (b)                                                             1                3
   Dillard's Inc. - Class A                                                               --                5
   Dress Barn Inc. (b)                                                                     1               11
   Duane Reade Inc. (b)                                                                    1               25
   Electronics Boutique Holdings Corp. (b)                                                --                7
   Factory 2-U Stores Inc. (b)                                                            --                5
   Finish Line - Class A (b)                                                              --                8
   Footstar Inc. (b)                                                                      --               12
   Fred's Inc.                                                                             1               22
   Friedman's Inc. - Class A                                                              --                3
   Galyan's Trading Co. Inc. (b)                                                          --                5
   Gart Sports Co. (b)                                                                    --                1
   Genesco Inc. (b)                                                                        1               18
   Goody's Family Clothing Inc. (b)                                                       --                2
   Group 1 Automotive Inc. (b)                                                             1               19
   Guitar Center Inc. (b)                                                                 --                9
   Hancock Fabrics Inc.                                                                   --                9
   Haverty Furniture Cos. Inc.                                                            --                9
   Hibbett Sporting Goods Inc. (b)                                                        --                7
   Hollywood Entertainment Corp. (b)                                                       1               29
   HOT Topic Inc. (b)                                                                      1               22
   IHOP Corp. (b)                                                                         --               14
   Insight Enterprises Inc. (b)                                                            1               31
   Intertan Inc. (b)                                                                       1                8
   J. Jill Group Inc. (b)                                                                 --               12
   Jack in the Box Inc. (b)                                                                1               33
   Jo-Ann Stores Inc. - Class A (b)                                                       --               13
   Kenneth Cole Productions Inc. (b)                                                      --                3
   Landry's Restaurants Inc.                                                               1               16
   Linens `N Things Inc. (b)                                                               1               31
   Lithia Motors Inc. - Class A (b)                                                       --                5
   Lone Star Steakhouse & Saloon Inc.                                                      1               12
   Longs Drug Stores Corp.                                                                 1               24
   Luby's Inc. (b)                                                                         2               14
   Men's Wearhouse Inc. (b)                                                                1               26
   Michaels Stores Inc. (b)                                                               --                2
   Movado Group Inc.                                                                      --                9
   Movie Gallery Inc. (b)                                                                 --                6
   MSC Industrial Direct Co. Inc. (b)                                                      1               18
   Nu Skin Enterprises Inc.                                                                1               18
   O'Charleys Inc. (b)                                                                    --               12
   O'Reilly Automotive Inc. (b)                                                           --                4
   OfficeMax Inc. (b)                                                                      4               22
   Pacific Sunwear of California (b)                                                       1               16
   Panera Bread Co. - Class A (b)                                                          1               21
   Papa John's International Inc. (b)                                                     --               12
   Payless Shoesource Inc. (b)                                                            --               28
   PEP Boys-Manny Moe & Jack                                                               1               23
   Petsmart Inc. (b)                                                                      --                4
   PF Chang's China Bistro Inc. (b)                                                       --               14
   Pier 1 Imports Inc.                                                                    --                8
   Pricesmart Inc. (b)                                                                    --                4
   Rare Hospitality International Inc. (b)                                                 1               15
   Regis Corp.                                                                             1               31
   Restoration Hardware Inc. (b)                                                          --                1
   Rex Stores Corp. (b)                                                                   --                2
   Ruby Tuesday Inc.                                                                      --                6
   Ryan's Family Steak Houses Inc. (b)                                                     1               15
   School Specialty Inc. (b)                                                              --               11
   Sharper Image Corp. (b)                                                                --                2
   Shoe Carnival Inc. (b)                                                                 --                2
   ShopKo Stores Inc. (b)                                                                  1               22
   Sonic Automotive Inc. (b)                                                              --                8
   Sonic Corp. (b)                                                                         1               32
   Sports Authority Inc. (b)                                                               1                7
   Stage Stores Inc. (b)                                                                   1               20
   Steak N Shake Co. (b)                                                                   1               10
   Stein Mart Inc. (b)                                                                     1                8
   TBC Corp. (b)                                                                           1                8
   Too Inc. (b)                                                                            1               28
   Tractor Supply Co. (b)                                                                 --               16
   Trans World Entertainment Corp. (b)                                                     1                4
   Triarc Cos. (b)                                                                        --                9
   Tuesday Morning Corp. (b)                                                              --                7
   Tweeter Home Entertainment Group Inc. (b)                                               1                9
   Ultimate Electronics Inc. (b)                                                          --                6
   United Auto Group Inc. (b)                                                             --                6
   Urban Outfitters Inc. (b)                                                              --                8
   West Marine Inc. (b)                                                                   --                1
   Wet Seal Inc. (b)                                                                       1               20
   Whitehall Jewellers Inc. (b)                                                           --                4
   Wilsons The Leather Experts (b)                                                         1                7
   World Fuel Services Corp.                                                              --                6
   Zale Corp. (b)                                                                         --                3
                                                                                                      -------
                                                                                                        1,410
Savings & Loans - 2.1%
   American Financial Holdings Inc.                                                        1               21
   Anchor Bancorp. Wisconsin Inc.                                                          1               13
   Bank Mutual Corp.                                                                      --                2
   BankAtlantic Bancorp. Inc.                                                              2               23
   BankUnited Financial Corp. - Class A (b)                                                1               10
   Berkshire Hills Bancorp. Inc.                                                          --                2
   Brookline Bancorp. Inc.                                                                --                6
   Capitol Federal Financial                                                              --                3
   CFS Bancorp. Inc.                                                                       1               11
   Citizens First Bancorp. Inc.                                                           --                6
   Commercial Federal Corp.                                                                1               31
   Commonwealth Bancorp. Inc.                                                             --                2
   Connecticut Bancshares Inc.                                                            --               12
   Dime Community Bancshares                                                               1               13
   Downey Financial Corp.                                                                 --                5
   Eagle Bancshares Inc. (b)                                                              --                2
   Fidelity Bankshares Inc.                                                                1               13
   First Essex Bancorp. Inc.                                                              --                5
   First Federal Capital Corp.                                                             1               11
   First Financial Holdings Inc.                                                          --               15
   First Indiana Corp.                                                                    --                9
   First Niagara Financial Group Inc.                                                     --                4
   First Place Financial Corp.                                                             1               12
   First Sentinel Bancorp. Inc.                                                            1               13
   FIRSTFED AMERICA BANCORP. INC                                                          --                2
   Firstfed Financial Corp. (b)                                                           --               13
   Flagstar Bancorp Inc.                                                                  --                6
   Flushing Financial Corp.                                                               --                8
   Harbor Florida Bancshares Inc.                                                          1               18
   Hawthorne Financial Corp. (b)                                                          --                8
   Hudson River Bancorp                                                                   --               13
   Independence Community Bank Corp.                                                      --                4
   Itla Capital Corp (b)                                                                  --                2
   MAF Bancorp. Inc.                                                                      --               18
   MASSBANK Corp.                                                                         --                2
   Medford Bancorp. Inc.                                                                  --               10
   New York Community Bancorp. Inc.                                                       --                5
   Northwest Bancorp. Inc.                                                                --                4
   OceanFirst Financial Corp.                                                             --                7
   Ocwen Financial Corp.                                                                   1                6
   Parkvale Financial Corp.                                                               --                2
   PFF Bancorp. Inc.                                                                      --               13
   Port Financial Corp.                                                                   --                8
   Quaker City Bancorp. Inc. (b)                                                          --                3
   Seacoast Financial Services Corp.                                                       1               18
   St. Francis Capital Corp.                                                              --                5
   Staten Island Bancorp. Inc.                                                             2               30
   Sterling Financial Corp. (b)                                                           --                6
   Troy Financial Corp.                                                                   --                8
   United Community Financial Corp.                                                        1               12
   Waypoint Financial Corp.                                                                1               19
   WSFS Financial Corp.                                                                   --                6
                                                                                                      -------
                                                                                                          500
Semiconductors - 3.2%
   Actel Corp. (b)                                                                         1               12
   Alliance Semiconductor Corp. (b)                                                        1                5
   ANADIGICS Inc. (b)                                                                      1                6
   Artisan Components Inc. (b)                                                             1                5
   AstroPower Inc. (b)                                                                    --                9
   Asyst Technologies Inc. (b)                                                             1               18
   ATMI Inc. (b)                                                                           1               19
   Axcelis Technologies Inc. (b)                                                           3               33
   AXT Inc. (b)                                                                            1                4
   Caliper Technologies Corp. (b)                                                          1                5
   Celeritek Inc. (b)                                                                      1                4
   ChipPAC Inc. (b)                                                                        1                8
   Cirrus Logic Inc. (b)                                                                   2               16
   Cohu Inc.                                                                               1                9
   Credence Systems Corp. (b)                                                              2               28
   Cree Inc. (b)                                                                           2               28
   Dupont Photomasks Inc. (b)                                                             --                8
   Electroglas Inc. (b)                                                                    1                6
   Emcore Corp. (b)                                                                        1                3
   Entegris Inc. (b)                                                                       1               19
   ESS Technology (b)                                                                      1               15
   Exar Corp. (b)                                                                          1               23
   FSI International Inc. (b)                                                              1                5
   Genesis Microchip Inc. (b)                                                              1                8
   GlobespanVirata Inc. (b)                                                                3               12
   Helix Technology Corp.                                                                  1               16
   Integrated Circuit Systems Inc. (b)                                                    --                4
   Integrated Silicon Solutions Inc. (b)                                                   1                6
   Kopin Corp. (b)                                                                         2               12
   Kulicke & Soffa Industries Inc. (b)                                                     1               17
   Lattice Semiconductor Corp. (b)                                                         3               24
   LTX Corp. (b)                                                                           1               19
   Mattson Technology Inc. (b)                                                             1                4
   MEMC Electronic Materials Inc. (b)                                                      1                6
   Microsemi Corp. (b)                                                                     1                4
   Microtune Inc. (b)                                                                      1                8
   Mips Technologies Inc. - Class A (b)                                                    1                6
   MKS Instruments Inc. (b)                                                               --                2
   Monolithic System Technology Inc. (b)                                                   1                6
   Mykrolis Corp. (b)                                                                      1               14
   Nanometrics Inc. (b)                                                                   --                4
   Oak Technology Inc. (b)                                                                 2                7
   Omnivision Technologies Inc. (b)                                                        1                8
   Pericom Semiconductor Corp. (b)                                                         1                6
   Photronics Inc. (b)                                                                     1               15
   Pixelworks Inc. (b)                                                                     1                5
   Power Integrations Inc. (b)                                                             1               17
   Rambus Inc.                                                                             2                8
   Rudolph Technologies Inc. (b)                                                          --                6
   Silicon Image Inc. (b)                                                                  1                9
   Silicon Laboratories Inc. (b)                                                           1               19
   Siliconix Inc. (b)                                                                     --                6
   Sipex Corp. (b)                                                                         1                3
   Skyworks Solutions Inc. (b)                                                             1                7
   SpeedFam-IPEC Inc. (b)                                                                 --               --
   Standard Microsystems Corp. (b)                                                        --               10
   Supertex Inc. (b)                                                                      --                7
   Therma-Wave Inc. (b)                                                                    1               10
   Three-Five Systems Inc. (b)                                                             1                6
   Transmeta Corp. (b)                                                                     3                7
   Trikon Technologies Inc. (b)                                                            1                5
   Triquint Semiconductor Inc. (b)                                                         3               23
   Ultratech Stepper Inc. (b)                                                              1               10
   Varian Semiconductor Equipment Associates Inc. (b)                                      1               32
   Veeco Instruments Inc. (b)                                                              1               19
   Vitesse Semiconductor Corp. (b)                                                         7               21
   Xicor Inc. (b)                                                                          1                3
   Zoran Corp. (b)                                                                         1               20
                                                                                                      -------
                                                                                                          749
Software - 3.6%
   Acclaim Entertainment Inc. (b)                                                          3                9
   Activision Inc. (b)                                                                    --                5
   Actuate Corp. (b)                                                                       1                5
   American Management Systems Inc. (b)                                                    1               25
   Ansys Inc. (b)                                                                         --                8
   Ascential Software Corp. (b)                                                            7               20
   Aspen Technology Inc. (b)                                                               1                7
   Avid Technology Inc. (b)                                                                1               11
   Barra Inc. (b)                                                                         --               14
   Borland Software Corp. (b)                                                              2               18
   Caminus Corp. (b)                                                                      --                2
   CCC Information Services Group (b)                                                     --                6
   Concord Communications Inc. (b)                                                        --                8
   Datastream Systems Inc. (b)                                                             1                6
   Dendrite International Inc. (b)                                                         1               12
   Documentum Inc. (b)                                                                     1               13
   Eclipsys Corp. (b)                                                                      1                9
   eFunds Corp. (b)                                                                        1               13
   EPIQ Systems Inc. (b)                                                                  --                7
   Fair Isaac & Co. Inc.                                                                  --                7
   FileNET Corp. (b)                                                                       1               12
   Global Payments Inc.                                                                   --                8
   HNC Software Inc. (b)                                                                   1               18
   HPL Technologies Inc. (b)                                                              --                2
   Hyperion Solutions Corp. (b)                                                            1               19
   IDX Systems Corp. (b)                                                                  --                6
   Indus International Inc. (b)                                                            1                2
   Informatica Corp. (b)                                                                   2               12
   Information Resources Inc. (b)                                                          1                8
   infoUSA Inc. (b)                                                                        1                4
   Intelidata Technologies Corp. (b)                                                       2                3
   Inter-Tel Inc.                                                                         --                8
   InterCept Inc. (b)                                                                     --                7
   Intertrust Technologies Corp. (b)                                                       2                6
   J.D. Edwards & Co. (b)                                                                 --                5
   JDA Software Group Inc. (b)                                                             1               20
   Keane Inc. (b)                                                                          2               21
   Legato Systems Inc. (b)                                                                 3               11
   Mantech International Corp. - Class A (b)                                              --               11
   Manugistics Group Inc. (b)                                                              2               11
   Mapinfo Corp. (b)                                                                       1                8
   Micromuse Inc. (b)                                                                      2               10
   Midway Games Inc. (b)                                                                   1                6
   MRO Software Inc. (b)                                                                  --                4
   MSC.Software Corp. (b)                                                                  1                6
   NDCHealth Corp.                                                                         1               27
   NetIQ Corp. (b)                                                                         1               28
   Novell Inc. (b)                                                                        10               32
   Onyx Software Corp. (b)                                                                 1                4
   Opnet Technologies Inc. (b)                                                            --                3
   Packeteer Inc. (b)                                                                      1                4
   Parametric Technology Corp. (b)                                                         8               27
   Per-Se Technologies Inc. (b)                                                            1                7
   Phoenix Technologies Ltd. (b)                                                           1                7
   Pinnacle Systems Inc. (b)                                                               1               16
   PLATO Learning Inc. (b)                                                                --                4
   PracticeWorks Inc. (b)                                                                 --                6
   Probusiness Services Inc. (b)                                                           1               11
   Progress Software Corp. (b)                                                             1               11
   Quadramed Corp. (b)                                                                     1                7
   Quest Software Inc. (b)                                                                 1               16
   Red Hat Inc. (b)                                                                        3               19
   Renaissance Learning Inc. (b)                                                          --                8
   Retek Inc. (b)                                                                          2               37
   Roxio Inc. (b)                                                                         --                3
   ScanSoft Inc. (b)                                                                       2               11
   Seachange International Inc. (b)                                                        1                8
   Serena Software Inc. (b)                                                               --                5
   SpeechWorks International Inc. (b)                                                      1                2
   SPSS Inc. (b)                                                                          --                5
   Take-Two Interactive Software Inc. (b)                                                  1               24
   THQ Inc. (b)                                                                            1               36
   Transaction Systems Architects Inc. (b)                                                 1               15
   Vastera Inc. (b)                                                                       --                2
   Viewpoint Corp. (b)                                                                     1                6
   VitalWorks Inc. (b)                                                                     1                9
   Wind River Systems Inc. (b)                                                             2               10
   Witness Systems Inc. (b)                                                               --                3
                                                                                                      -------
                                                                                                          846
Storage/Warehousing - 0.0%
   Mobile Mini Inc. (b)                                                                   --                6

Telecommunications - 0.6%
   Aspect Communications Corp. (b)                                                         2                6
   Broadwing Inc. (b)                                                                      5               13
   Commonwealth Telephone Enterprises Inc. (b)                                            --               11
   CT Communications Inc.                                                                 --                8
   D&E Communications Inc.                                                                --                2
   General Communication - Class A (b)                                                     1                7
   Golden Telecom Inc. (b)                                                                --                5
   Hickory Tech Corp.                                                                      1                8
   IDT Corp. (b)                                                                          --                5
   Intrado Inc. (b)                                                                       --                6
   Leap Wireless International Inc. (b)                                                    1                1
   Lexent Inc. (b)                                                                         1                2
   Lightbridge Inc. (b)                                                                    1                5
   MasTec Inc. (b)                                                                         1                5
   Metro One Telecommunications Inc. (b)                                                  --                6
   PTEK Holdings Inc. (b)                                                                  1                8
   RMH Teleservices Inc. (b)                                                              --                1
   Shenandoah Telecom Co.                                                                 --               12
   SureWest Communications                                                                --               22
   Talk America Holdings Inc. (b)                                                          2                8
   Touch America Holdings Inc. (b)                                                         3                7
                                                                                                      -------
                                                                                                          148
Telecommunications Equipment - 1.4%
   Adaptec Inc. (b)                                                                        1                7
   Adtran Inc. (b)                                                                         1               10
   Aeroflex Inc. (b)                                                                       2               11
   Anaren Microwave Inc. (b)                                                               1                5
   Andrew Corp. (b)                                                                       --                7
   Anixter International Inc. (b)                                                          1               20
   Arris Group Inc. (b)                                                                    2                8
   Avanex Corp. (b)                                                                        1                2
   Avici Systems Inc. (b)                                                                  2                2
   Black Box Corp. (b)                                                                     1               23
   C-COR.net Corp. (b)                                                                     1                6
   Cable Design Technologies Corp. (b)                                                     1               15
   ClearOne Communications Inc. (b)                                                       --                4
   CommScope Inc. (b)                                                                      1               18
   Computer Network Technology Corp. (b)                                                   1                5
   Cosine Communications Inc. (b)                                                          4                2
   Crossroads Systems Inc. (b)                                                             1                1
   Extreme Networks Inc. (b)                                                               3               31
   Foundry Networks Inc. (b)                                                               3               18
   Harmonic Inc. (b)                                                                       1                5
   Hypercom Corp. (b)                                                                      1                7
   Ixia (b)                                                                                1                6
   Lantronix Inc. (b)                                                                      1                1
   Micro General Corp. (b)                                                                --                7
   MRV Communications Inc. (b)                                                             2                3
   New Focus Inc. (b)                                                                      1                4
   Newport Corp. (b)                                                                       1               17
   North Pittsburgh Systems Inc.                                                          --                8
   Oplink Communications Inc. (b)                                                          3                2
   Performance Technologies Inc. (b)                                                      --                3
   Plantronics Inc. (b)                                                                    1               21
   Somera Communications Inc. (b)                                                          1               10
   Stratos Lightwave Inc. (b)                                                              2                3
   Sycamore Networks Inc. (b)                                                              5               18
   Tekelec (b)                                                                             1               11
   Terayon Communication Systems Inc. (b)                                                  1                2
   Tollgrade Communications Inc. (b)                                                      --                5
   Turnstone Systems Inc. (b)                                                              2                7
   Universal Access Global Holdings Inc. (b)                                               1                1
   Visual Networks Inc. (b)                                                                1                2
                                                                                                      -------
                                                                                                          338
Textiles - 0.2%
   Angelica Corp.                                                                         --                1
   G&K Services Inc. - Class A                                                             1               23
   Quaker Fabric Corp. (b)                                                                 1                8
   Unifirst Corp.                                                                          1               13
   Westpoint Stevens Inc. (b)                                                              3               10
                                                                                                      -------
                                                                                                           55
Tobacco - 0.2%
   Dimon Inc.                                                                              1                8
   Standard Commercial Corp.                                                              --                9
   Universal Corp.                                                                         1               26
   Vector Group Ltd.                                                                       1               10
                                                                                                      -------
                                                                                                           53
Toys & Hobbies - 0.2%
   Action Performance Cos. Inc. (b)                                                       --               11
   Boyds Collection Ltd.                                                                   1                6
   Department 56 Inc. (b)                                                                  1                9
   Jakks Pacific Inc. (b)                                                                  1               13
   Racing Champions Ertl Corp. (b)                                                        --                1
   Topps Co. Inc. (b)                                                                      1               10
                                                                                                      -------
                                                                                                           50
Transportation - 1.7%
   Airborne Inc.                                                                           1               28
   Alexander & Baldwin Inc.                                                                1               30
   Amerco Inc. (b)                                                                        --                6
   Arkansas Best Corp. (b)                                                                 1               13
   Atlas Air Worldwide Holdings Inc. (b)                                                  --                2
   EGL Inc. (b)                                                                            1               14
   Florida East Coast Industries - Class A                                                 1               15
   Forward Air Corp. (b)                                                                  --               12
   Genesee & Wyoming Inc. - Class A (b)                                                   --                8
   Gulfmark Offshore Inc. (b)                                                             --                8
   Heartland Express Inc. (b)                                                              1               21
   Interpool Inc.                                                                         --                5
   J.B. Hunt Transport Services Inc. (b)                                                  --               11
   Kansas City Southern (b)                                                                2               29
   Kirby Corp. (b)                                                                        --               11
   Knight Transportation Inc. (b)                                                          1               17
   Landstar System Inc. (b)                                                               --               21
   Offshore Logistics Inc. (b)                                                            --               11
   Overseas Shipholding Group                                                              1               16
   RailAmerica Inc. (b)                                                                    1               12
   Roadway Corp.                                                                          --               10
   Ryder System Inc.                                                                      --                6
   Swift Transportation Co. Inc. (b)                                                      --                4
   USFreightways Corp.                                                                     1               31
   Werner Enterprises Inc.                                                                 1               26
   Yellow Corp. (b)                                                                        1               27
                                                                                                      -------
                                                                                                          394
Water - 0.3%
   American States Water Co.                                                              --               12
   California Water Service Group                                                         --               10
   Connecticut Water Service Inc.                                                         --               11
   Middlesex Water Co.                                                                     1               13
   Philadelphia Suburban Corp.                                                            --                4
   SJW Corp.                                                                              --                8
   Southwest Water Co.                                                                    --                2
                                                                                                      -------
                                                                                                           60
Wireless Telecommunications - 0.8%
   AirGate PCS Inc. (b)                                                                    1                1
   Alamosa Holdings Inc. (b)                                                               3                4
   Allen Telecom Inc. (b)                                                                  1                5
   American Tower Corp. (b)                                                                5               17
   Audiovox Corp. (b)                                                                      1                6
   Crown Castle International Corp. (b)                                                    6               25
   DMC Stratex Networks Inc. (b)                                                           2                4
   EMS Technologies Inc. (b)                                                              --                8
   InterDigital Communications Corp. (b)                                                   1               12
   Netro Corp. (b)                                                                         2                4
   Nextel Partners Inc. (b)                                                                2                5
   Powerwave Technologies Inc. (b)                                                         2               16
   Price Communications Corp. (b)                                                          2               26
   Proxim Corp. - Class A (b)                                                              4               13
   REMEC Inc. (b)                                                                          1                6
   Spectralink Corp. (b)                                                                   1                6
   Spectrasite Holdings Inc. (b)                                                           2               --
   Spectrian Corp. (b)                                                                     1                5
   Ubiquitel Inc. (b)                                                                      2                1
   US Unwired Inc. (b)                                                                     3                7
   Viasat Inc. (b)                                                                         1                6
   Western Wireless Corp. (b)                                                              2                9
                                                                                                      -------
                                                                                                          186
                                                                                                      -------

   Total Common Stocks (cost $21,970)                                                                  20,971
                                                                                                      -------

Short Term Investments - 10.6%
------------------------------
Money Market Funds - 9.7%
   Dreyfus Cash Management Plus, 1.89% (a)                                             1,149            1,149
   Dreyfus Government Cash Management, 1.85% (a)                                       1,125            1,125
                                                                                                      -------
                                                                                                        2,274
U.S. Treasury Bills - 0.9%
   U.S. Treasury Bill, 1.72%, 09/12/02 (l)                                          $    200              199
                                                                                                      -------

   Total Short Term Investments (cost $2,473)                                                           2,473
                                                                                                      -------

Total Investments - 100% (cost $24,443)                                                              $ 23,444
---------------------------------------                                                               =======


Oppenheimer/JNL Global Growth Fund
Common Stocks - 86.1%
---------------------
Advertising - 0.2%
   JC Decaux SA (b)                                                                       10         $    138

Aerospace & Defense - 3.0%
   Embraer - Empresa Brasileira de Aeronautica SA - ADR                                   26              550
   Raytheon Co.                                                                           29            1,190
                                                                                                      -------
                                                                                                        1,740
Auto Manufacturers - 0.9%
   Volkswagen AG                                                                          11              518

Auto Parts & Equipment - 0.6%
   Valeo SA                                                                                7              302

Banks - 6.5%
   Australia and New Zealand Banking Group Ltd.                                           91              989
   Bank One Corp.                                                                         26            1,001
   ICICI Banking Ltd. - ADR                                                               52              366
   Royal Bank of Scotland Group Plc                                                       24              694
   Wachovia Corp.                                                                         18              702
                                                                                                      -------
                                                                                                        3,752
Beverages - 2.3%
   Cia de Bebidas das Americas - ADR                                                      15              233
   Diageo Plc                                                                             40              519
   Fomento Economico Mexicano SA de CV                                                    77              301
   Grupo Modelo SA                                                                       103              243
                                                                                                      -------
                                                                                                        1,296
Biotechnology - 1.8%
   Affymetrix Inc. (b)                                                                     7              171
   Amgen Inc. (b)                                                                         15              628
   Human Genome Sciences Inc. (b)                                                         10              138
   Oxford GlycoSciences Plc (b)                                                            9               35
   Protein Design Labs Inc. (b)                                                            1               12
   Qiagen NV (b)                                                                           4               49
                                                                                                      -------
                                                                                                        1,033
Building Materials - 1.0%
   Hanson Plc                                                                             83              590

Chemicals - 0.8%
   International Flavors & Fragrances Inc.                                                14              467

Commercial Services - 1.7%
   Quintiles Transnational Corp. (b)                                                      29              365
   Rentokil Initial Plc                                                                  157              638
                                                                                                      -------
                                                                                                        1,003
Computers - 4.5%
   Cadence Design Systems Inc. (b)                                                       119            1,926
   International Business Machines Corp.                                                   2              132
   Synopsys Inc. (b)                                                                      11              587
                                                                                                      -------
                                                                                                        2,645
Cosmetics & Personal Care - 1.5%
   Shiseido Co. Ltd.                                                                      19              253
   Wella AG                                                                               11              638
                                                                                                      -------
                                                                                                          891
Diversified Financial Services - 4.5%
   American Express Co.                                                                   15              534
   Citigroup Inc.                                                                          6              217
   Credit Saison Co. Ltd.                                                                 18              418
   Fannie Mae                                                                             15            1,099
   Lehman Brothers Holdings Inc.                                                           4              269
   MBNA Corp.                                                                              4              122
                                                                                                      -------
                                                                                                        2,659
Electrical Components & Equipment - 1.3%
   Sharp Corp.                                                                            45              571
   Toshiba Corp. (b)                                                                      41              167
                                                                                                      -------
                                                                                                          738
Electronics - 1.5%
   Applera Corp. - Applied Biosystems Group                                               14              271
   Keyence Corp.                                                                           1              148
   Koninklijke Philips Electronics NV                                                      9              254
   Kyocera Corp.                                                                           3              234
                                                                                                      -------
                                                                                                          907
Entertainment - 0.4%
   International Game Technology (b)                                                       4              213

Food - 2.4%
   Cadbury Schweppes Plc                                                                  92              687
   Delhaize Group                                                                          6              277
   Numico NV                                                                              19              419
                                                                                                      -------
                                                                                                        1,383
Gas - 0.4%
   Hong Kong & China Gas Co. Ltd.                                                        161              214

Healthcare - 4.2%
   Amersham Plc                                                                           14              125
   Cie Generale D'Optique Essilor International SA                                         5              187
   Johnson & Johnson                                                                      16              825
   Laboratory Corp. of America Holdings (b)                                                7              321
   Oxford Health Plans (b)                                                                 5              232
   Quest Diagnostics Inc. (b)                                                              8              663
   Smith & Nephew Plc                                                                     17               94
   Tenet Healthcare Corp. (b)                                                             --               14
                                                                                                      -------
                                                                                                        2,461
Holding Companies - Diversified - 1.0%
   Six Continents Plc                                                                     56              572

Home Furnishings - 1.0%
   SONY Corp.                                                                              8              417
   Thomson Multimedia SA (b)                                                               7              177
                                                                                                      -------
                                                                                                          594
Household Products - 4.9%
   Hindustan Lever Ltd.                                                                  119              472
   Reckitt Benckiser Plc                                                                  99            1,772
   Societe BIC SA                                                                         16              648
                                                                                                      -------
                                                                                                        2,892
Insurance - 1.9%
   ACE Ltd.                                                                               14              431
   Berkshire Hathaway Inc. - Class B (b)                                                  --              402
   Manulife Financial Corp.                                                               10              286
                                                                                                      -------
                                                                                                        1,119
Internet - 0.6%
   SonicWALL Inc. (b)                                                                     10               51
   Symantec Corp.                                                                          6              185
   Trend Micro Inc. (b)                                                                    5              126
                                                                                                      -------
                                                                                                          360
Manufacturing - 0.9%
   Bombardier Inc. - Class B                                                              61              506

Media - 7.5%
   Grupo Televisa SA - ADR (b)                                                            11              426
   Liberty Media Corp. (b)                                                                22              216
   Pearson Plc                                                                            42              415
   Reed Elsevier Plc                                                                     118            1,124
   Singapore Press Holdings Ltd.                                                          47              535
   Sirius Satellite Radio Inc. (b)                                                        19               72
   Television Broadcasts Ltd.                                                            111              473
   Wolters Kluwer NV                                                                      29              556
   XM Satellite Radio Holdings Inc. - Class A (b)                                         31              225
   ZEE Telefilms Ltd.                                                                    134              347
                                                                                                      -------
                                                                                                        4,389
Oil & Gas Producers - 4.5%
   BP Plc - ADR                                                                           13              673
   ChevronTexaco Corp.                                                                     7              576
   Encana Corp.                                                                           10              292
   Husky Energy Inc.                                                                      46              504
   Royal Dutch Petroleum Co. - NYS                                                        11              611
                                                                                                      -------
                                                                                                        2,656
Pharmaceuticals - 8.7%
   AstraZeneca Plc                                                                         6              260
   Eisai Co. Ltd.                                                                         12              301
   Gilead Sciences Inc. (b)                                                               17              566
   Novartis AG                                                                            14              615
   Pfizer Inc.                                                                            14              504
   Sanofi-Synthelabo SA                                                                   32            1,934
   Takeda Chemical Industries Ltd.                                                         6              263
   Wyeth                                                                                  13              641
                                                                                                      -------
                                                                                                        5,084
Retail - 3.2%
   Best Buy Co. Inc. (b)                                                                   6              227
   Boots Co. Plc                                                                          28              274
   Circuit City Stores - Circuit City Group                                               31              587
   Dixons Group Plc                                                                       89              260
   Gap Inc.                                                                               19              267
   RadioShack Corp.                                                                        9              262
                                                                                                      -------
                                                                                                        1,877
Semiconductors - 1.9%
   Applied Materials Inc. (b)                                                              6              120
   National Semiconductor Corp. (b)                                                       31              893
   Novellus Systems Inc. (b)                                                               3              107
                                                                                                      -------
                                                                                                        1,120
Software - 3.2%
   Business Objects SA - ADR (b)                                                           4              101
   Electronic Arts Inc. (b)                                                               17            1,139
   Infosys Technologies Ltd.                                                               3              229
   Sybase Inc. (b)                                                                        37              392
                                                                                                      -------
                                                                                                        1,861
Telecommunications - 2.3%
   AT&T Corp.                                                                              8               87
   BT Group Plc (b)                                                                      109              420
   KDDI Corp.                                                                             --              466
   Tele Norte Leste Participacoes SA                                                  37,265              372
                                                                                                      -------
                                                                                                        1,345
Telecommunications Equipment - 1.3%
   Kudelski SA (b)                                                                         4              149
   Lucent Technologies Inc. (b)                                                          102              170
   Scientific-Atlanta Inc.                                                                27              446
                                                                                                      -------
                                                                                                          765
Toys & Hobbies - 1.0%
   Nintendo Co. Ltd.                                                                       4              602

Transportation - 0.2%
   Amadeus Global Travel Distribution SA (b)                                              19              125

Water - 0.4%
   Suez SA                                                                                 9              241

Wireless Telecommunications - 2.1%
   Qualcomm Inc. (b)                                                                      36              979
   SK Telecom                                                                              1              275
                                                                                                      -------
                                                                                                        1,254
                                                                                                      -------

   Total Common Stocks (cost $52,942)                                                                  50,312
                                                                                                      -------

Corporate Bonds - 0.0%
----------------------
Telecommunications - 0.0%
   Telewest Communication Plc, 11.00%, 10/01/07                                     $     65               26
                                                                                                      -------

   Total Corporate Bonds (cost $53)                                                                        26
                                                                                                      -------

Preferred Stocks - 2.8%
-----------------------
Auto Manufacturers - 1.8%
   Porsche AG                                                                              2            1,079

Pharmaceuticals - 1.0%
   Fresenius AG                                                                           12              584
                                                                                                      -------

   Total Preferred Stocks (cost $1,764)                                                                 1,663
                                                                                                      -------

Short Term Investments - 11.1%
------------------------------
Money Market Funds - 9.2%
   Dreyfus Cash Management Plus, 1.89% (a)                                             2,696            2,696
   Dreyfus Government Cash Management, 1.85% (a)                                       2,696            2,696
                                                                                                      -------
                                                                                                        5,392
Repurchase Agreement - 1.9%
   Repurchase Agreement with Mellon Trust, 1.00%,
   (Collateralized by $1,643 Federal Home Loan
   Mortgage Corp., 6.00%, due 12/01/18, market value
   $1,665) acquired on 06/28/02, due 07/01/02                                       $  1,122            1,122
                                                                                                      -------

   Total Short Term Investments (cost $6,514)                                                           6,514
                                                                                                      -------

Total Investments - 100% (cost $61,273)                                                              $ 58,515
---------------------------------------                                                               =======


Oppenheimer/JNL Growth Fund
Common Stocks - 81.1%
---------------------
Biotechnology - 1.3%
   IDEC Pharmaceuticals Corp. (b)                                                          6         $    210

Commercial Services - 5.0%
   Concord EFS Inc. (b)                                                                   20              596
   McKesson Corp.                                                                          7              219
                                                                                                      -------
                                                                                                          815
Computers - 0.8%
   EMC Corp. (b)                                                                           6               46
   Veritas Software Corp. (b)                                                              5               97
                                                                                                      -------
                                                                                                          143
Diversified Financial Services - 6.7%
   American Express Co.                                                                    7              247
   SLM Corp.                                                                               9              853
                                                                                                      -------
                                                                                                        1,100
Healthcare - 19.8%
   Baxter International Inc.                                                              14              618
   Biomet Inc.                                                                            16              427
   Johnson & Johnson                                                                      14              720
   Lincare Holdings Inc. (b)                                                              13              424
   Stryker Corp. (b)                                                                      10              528
   Tenet Healthcare Corp. (b)                                                              7              516
                                                                                                      -------
                                                                                                        3,233
Insurance - 6.5%
   AMBAC Financial Group Inc.                                                              7              483
   MBIA Inc.                                                                              10              577
                                                                                                      -------
                                                                                                        1,060
Investment Companies - 1.0%
   Nasdaq-100 Index Tracking Stock (b)                                                     6              164

Leisure Time - 3.7%
   Harley-Davidson Inc.                                                                   12              602

Media - 2.1%
   Comcast Corp. (b)                                                                      10              238
   COX Communications Inc. (b)                                                             4               98
                                                                                                      -------
                                                                                                          336
Pharmaceuticals - 6.9%
   AmerisourceBergen Corp.                                                                 5              414
   Cardinal Health Inc.                                                                    6              387
   Gilead Sciences Inc. (b)                                                               10              321
                                                                                                      -------
                                                                                                        1,122
Retail - 20.0%
   Bed Bath & Beyond Inc. (b)                                                             20              738
   BJ's Wholesale Club Inc. (b)                                                            5              198
   Costco Wholesale Corp. (b)                                                             14              541
   Kohl's Corp. (b)                                                                       13              899
   Target Corp.                                                                            8              304
   Walgreen Co.                                                                           16              599
                                                                                                      -------
                                                                                                        3,279
Semiconductors - 0.2%
   Broadcom Corp. (b)                                                                      3               53

Software - 7.1%
   First Data Corp.                                                                       10              383
   Microsoft Corp. (b)                                                                    10              524
   SAP AG - ADR                                                                           10              250
                                                                                                      -------
                                                                                                        1,157
                                                                                                      -------

   Total Common Stocks (cost $14,284)                                                                  13,274
                                                                                                      -------

Short Term Investments - 18.9%
------------------------------
Money Market Funds - 7.8%
   Dreyfus Cash Management Plus, 1.89% (a)                                               792              792
   Dreyfus Government Cash Management, 1.85% (a)                                         475              475
                                                                                                      -------
                                                                                                        1,267
Repurchase Agreement - 11.1%
   Repurchase Agreement with Mellon Trust, 1.00%,
   (Collateralized by $2,670 Federal Home Loan Mortgage
   Corp., 6.00%, due 12/01/18, market value $2,705)
   acquired 06/28/02, due 07/01/02                                                  $  1,823            1,823
                                                                                                      -------

   Total Short Term Investments (cost $3,090)                                                           3,090
                                                                                                      -------

Total Investments - 100% (cost $17,374)                                                              $ 16,364
---------------------------------------                                                               =======


PIMCO/JNL Total Return Bond Fund
Corporate Bonds - 30.1%
-----------------------
Airlines - 0.1%
   American Airlines Inc., 6.978%, 04/01/11 (e)                                     $    100         $    101

Asset Backed Securities - 9.3%
   Advanta Mortgage Loan Trust, 2.24%, 08/25/29 (g)                                      130              131
   Ameriquest Mortgage Securities Inc.
         2.14%, 07/15/30 (g)                                                             128              128
         2.11%, 08/25/32 (g)                                                             800              800
   Bayview Financial Acquisition Trust
         2.12%, 07/25/31 (e) (g)                                                         294              293
         2.24%, 04/25/31 (e) (g)                                                          70               70
   Bear Stearns Adjustable Rate Mortgage Trust
         4.8329%, 11/25/30 (g)                                                            55               57
         7.4553%, 12/25/30 (g)                                                           137              138
         7.4931%, 12/25/30 (g)                                                            18               18
         6.6792%, 11/25/31 (g)                                                           224              229
         6.2694%, 01/25/32 (g)                                                           351              361
         6.1234%, 02/25/32 (g)                                                            77               78
         6.1743%, 02/25/32 (g)                                                           154              157
   Chase Mortgage Finance Corp., 6.221%, 12/25/29 (g)                                    500              510
   Conseco Finance Securitizations Corp., 3.22%, 09/01/33                                633              637
   Conseco Private Label Credit Card Master Note Trust,
         2.12%, 12/15/08 (g)                                                             300              301
   Conseco Recreational Enthusiast Consumer Trust,
         7.562%, 02/24/30                                                                 42               43
   Countrywide Asset-Backed Certificates, 2.07%, 06/25/31 (g)                            651              649
   Credit-Based Asset Servicing and Securitization,
         2.16%, 06/25/32 (g)                                                             300              301
   CS First Boston Mortgage Securities Corp.
         2.19%, 08/25/31 (g)                                                             237              236
         2.49%, 11/25/31 (g)                                                             344              345
         2.24%, 02/25/32 (g)                                                             463              462
         6.3985%, 10/19/39 (g)                                                           800              829
   E*Trade Bank Mortgage Backed Securities,
         7.0503%, 09/25/31 (g)                                                           233              238
   Equity One ABS Inc., 2.12%, 11/25/32 (g)                                            1,261            1,258
   First Nationwide Trust, 2.44%, 09/25/31 (g)                                           408              409
   G-Wing Ltd., 4.49%, 05/06/04 (e) (g)                                                  400              400
   GE Capital Mortgage Services Inc., 6.00%, 07/25/29                                     93               93
   Indymac ARM Trust, 6.4344%, 01/25/32 (g)                                               85               87
   Irwin Low Balance Home Equity Loan Trust,
         2.215%, 06/25/21 (e) (g)                                                         73               73
   Mellon Residential Funding Corp., 2.7001%, 10/20/29 (g) 800                           816
   Morgan Stanley Capital I, 6.59%, 10/03/30                                             196              207
   PNC Mortgage Securities Corp., 6.30%, 07/25/29                                        800              826
   Provident Bank Equipment Lease Trust,
         2.14%, 11/25/11 (e) (g)                                                         206              206
   Providian Gateway Master Trust, 2.0587%, 03/15/07 (e) (g)600                          600
   Residential Asset Securitization Trust, 7.13%, 07/25/31 (g)                           500              515
   Residential Funding Mortgage Securities I Trust,
         6.75%, 06/25/28                                                                 300              305
   Salomon Brothers Mortgage Securities VII,
         7.6027%, 08/25/30 (g)                                                             8                8
   Sequoia Mortgage Trust, 2.19%, 10/19/26 (g)                                           854              852
   Small Business Administration Participants Certificates,
         6.29%, 01/01/21                                                                  95               99
   Structured Asset Securities Corp.
         2.32%, 03/25/31 (g)                                                             459              463
         2.29%, 05/25/31 (g)                                                             120              121
         6.50%, 10/25/31                                                                  78               78
         6.3092%, 02/25/32 (g)                                                           273              275
         2.13%, 01/25/33 (g)                                                             296              297
   Torrens Trust, 2.10%, 07/15/31 (e) (g)                                                247              247
   Washington Mutual Mortgage Securities Corp.,
         6.01%, 01/25/31 (g)                                                             455              454
   Wells Fargo Mortgage Backed Securities Trust,
         6.2267%, 01/25/32 (g)                                                           397              406
                                                                                                      -------
                                                                                                       16,106
Auto Manufacturers - 0.6%
   DaimlerChrysler NA Holding Corp., 6.90%, 09/01/04                                     500              526
   Ford Motor Co., 7.45%, 07/16/31                                                       500              466
                                                                                                      -------
                                                                                                          992
Banks - 0.5%
   Bank of America Corp., 6.20%, 08/15/03                                                200              208
   Fifth Third Bank, 7.75%, 08/15/10                                                     500              549
   Wachovia Corp., 4.95%, 11/01/06                                                       100              101
                                                                                                      -------
                                                                                                          857
Chemicals - 0.1%
   Dow Chemical Co., 8.04%, 07/02/05                                                     195              207
Diversified Financial Services - 4.1%
   Atlas Reinsurance Plc, 4.235%, 01/07/05 (e) (g)                                       500              503
   Bear Stearns Co. Inc., 2.21%, 12/01/03 (g)                                            300              301
   CIT Group Inc., 2.31%, 04/07/03 (g)                                                   300              293
   CS First Boston Mortgage Securities Corp.,
         2.4782%, 03/25/32 (g)                                                         1,071            1,071
   Donaldson Lufkin & Jenrette Inc., 2.49%, 07/18/03 (g)                                 100              100
   Ford Motor Credit Co.
         2.0769%, 03/17/03 (g)                                                           200              199
         6.70%, 07/16/04                                                                 500              515
   Gemstone Investors Ltd., 7.71%, 10/31/04 (e)                                          100               97
   General Electric Capital Corp., 6.125%, 02/22/11                                      200              203
   General Motors Acceptance Corp.
         2.25%, 08/04/03 (g)                                                             100              100
         2.6688%, 01/20/04 (g)                                                           200              200
         2.11%, 04/05/04 (g)                                                             100               99
         2.72%, 05/04/04 (g)                                                             500              500
         2.5962%, 05/10/04 (g)                                                           100              100
         2.2988%, 07/21/04 (g)                                                           100               99
         8.00%, 11/01/31                                                                 700              716
   Goldman Sachs Group LP, 7.80%, 07/15/02 (e)                                           115              115
   Lehman Brothers Holdings Plc, 2.1975%, 09/03/02 (g)                                   200              200
   Parker Hannifin Employee Stock Ownership Trust,
         6.34%, 07/15/08 (e)                                                             173              177
   Pemex Finance Ltd., 5.72%, 11/15/03                                                   225              231
   Residential Funding Mortgage Securities I Trust,
         7.50%, 12/25/30                                                                 219              226
   Vendee Mortgage Trust, 6.50%, 09/15/24                                                992              984
                                                                                                      -------
                                                                                                        7,029
Electric - 0.6%
   Appalachian Power Co., 4.80%, 06/15/05 (f)                                            700              697
   Entergy Gulf States Inc., 3.1975%, 09/01/04 (e) (g)                                   400              400
                                                                                                      -------
                                                                                                        1,097
Food - 0.1%
   Kroger Co., 2.65%, 08/16/12 (g)                                                       100              101

Insurance - 0.1%
   Allstate Corp., 6.75%, 06/15/03                                                       200              208

Media - 1.4%
   AOL Time Warner Inc., 7.70%, 05/01/32 (f)                                           2,200            1,952
   Walt Disney Co., 4.50%, 09/15/04                                                      500              505
                                                                                                      -------
                                                                                                        2,457
Oil & Gas Producers - 1.2%
   Suncor Energy Inc., 7.15%, 02/01/32 (f)                                             2,000            2,057

Pipelines - 1.6%
   El Paso Corp., 7.75%, 01/15/32 (f)                                                    900              835
   Kinder Morgan Energy Partners LP, 7.75%, 03/15/32                                     100              105
   Williams Cos. Inc., 8.75%, 03/15/32 (e) (f)                                         2,200            1,792
                                                                                                      -------
                                                                                                        2,732
Retail - 0.1%
   Sears Roebuck Acceptance Corp., 7.03%, 06/04/03                                       200              208

Sovereign - 7.5%
   Banque Centrale de Tunisie, 7.50%, 08/06/09 (e)                                       300              297
   Bundesschatzanweisungen, 4.25%, TBA (c)                                             3,187            3,160
   Buoni Poliennali Del Tesoro, 4.50%, TBA (c)                                         3,187            3,164
   French Treasury Note, 5.00%, TBA (c)                                                3,187            3,170
   Netherlands Government Bond, 5.75%, TBA (c)                                         3,187            3,161
                                                                                                      -------
                                                                                                       12,952
Telecommunications - 2.8%
   British Telecommunications Plc
         3.1819%, 12/15/03 (g)                                                           400              401
         8.375%, 12/15/10 (g)                                                            100              109
   France Telecom
         3.6369%, 03/14/03 (g)                                                           700              701
         9.00%, 03/01/31 (g)                                                             300              265
   Qwest Corp.
         5.65%, 11/01/04                                                                 315              258
         8.875%, 03/15/12 (e)                                                            500              445
   Sprint Capital Corp.
         6.00%, 01/15/07                                                                 200              156
         6.875%, 11/15/28 (f)                                                          2,000            1,252
         8.75%, 03/15/32                                                               1,000              752
   Verizon New York Inc., 7.375%, 04/01/32                                               100               94
   Verizon Pennsylvania, 5.65%, 11/15/11                                                 500              460
                                                                                                      -------
                                                                                                        4,893
                                                                                                      -------

   Total Corporate Bonds (cost $53,181)                                                                51,998
                                                                                                      -------

Government Securities - 39.1%
-----------------------------
Municipals - 0.5%
   Pennsylvania Turnpike Commission,
         5.00%, 07/15/41                                                                 900              861

Sovereign - 2.0%
   Republic of Brazil
         3.0625%, 04/15/06 (g)                                                           192              151
         11.50%, 03/12/08                                                                200              136
         11.00%, 01/11/12                                                                600              363
         8.00%, 04/15/14                                                                 616              384
         11.00%, 08/17/40                                                                600              336
   Republic of Peru, 9.125%, 02/21/12 (e)                                                100               91
   Republic of South Africa
         9.125%, 05/19/09                                                                100              112
         7.375%, 04/25/12                                                                200              198
   United Mexican States
         8.375%, 01/14/11 (f)                                                            200              208
         7.50%, 01/14/12                                                                 200              198
         6.25%, 12/31/19                                                               1,300            1,211
                                                                                                      -------
                                                                                                        3,388
U.S. Government Agencies - 35.8%
   Federal Home Loan Mortgage Corp.
         6.20%, 08/15/21                                                                  84               84
         6.25%, 08/25/22                                                               1,100            1,151
         7.00%, 05/15/23 (f)                                                           1,508            1,642
         5.50%, 11/15/24                                                                 900              921
         4.77%, 07/01/27 (g)                                                              15               16
         2.2887%, 11/15/30 (g)                                                           182              182
   Federal National Mortgage Association
         6.00%, TBA (c)                                                               27,700           28,221
         6.00%, 05/01/16                                                                 317              324
         6.00%, 06/01/16                                                                 141              145
         6.00%, 08/01/16                                                                 497              508
         6.00%, 10/01/16                                                                 114              117
         6.00%, 11/01/16                                                                 492              503
         5.50%, 12/01/16                                                               1,463            1,466
         5.50%, 01/01/17                                                               3,948            3,956
         6.00%, 01/01/17                                                               1,694            1,731
         6.00%, 02/01/17                                                               2,309            2,358
         5.50%, 03/01/17                                                                 490              491
         6.00%, 03/01/17                                                               4,202            4,290
         6.00%, 04/01/17                                                               7,026            7,174
         6.00%, 05/01/17                                                               2,277            2,325
         4.187%, 09/01/40 (g)                                                            296              300
   FHA St. Regis Nursing Home, 7.50%, 03/01/32                                           200              206
   Government National Mortgage Association II
         6.375%, TBA (c)                                                                 751              766
         5.375%, 02/20/27 (g)                                                             69               70
         6.00%, 04/20/30                                                                 207              210
         5.50%, 05/20/30                                                                 151              153
         4.50%, 02/20/32                                                               1,380            1,396
         5.00%, 02/20/32                                                                 983            1,001
   Resolution Fund Corp. - Principal Only, 6.196%, 10/15/20 (k)                          400              127
   Small Business Administration, 7.449%, 08/01/10                                        97              105
                                                                                                      -------
                                                                                                       61,939


U.S. Treasury Securities - 0.8%
   U.S. Treasury Inflation Indexed Bond
         3.375%, 01/15/07 (l)                                                            113              118
         3.875%, 01/15/09                                                                438              465
         4.25%, 01/15/10                                                                 427              464
         3.375%, 01/15/12                                                                405              415
                                                                                                      -------
                                                                                                        1,462
                                                                                                      -------

   Total Government Securities (cost $67,602)                                                          67,650
                                                                                                      -------

Options - 0.0%
--------------
   Eurodollar Future Put Option, Expiration
   December 2002, Strike price $95.75 EUR                                                 19               --
                                                                                                      -------

   Total Options (cost $ -)                                                                                --
                                                                                                      -------

Short Term Investments - 30.8%
------------------------------
Commercial Paper - 9.1%
   Eksportfinans ASA, 1.76%, 08/28/02 (f)                                           $  1,400            1,396
   Pfizer Inc., 1.75%, 07/22/02 (f)                                                    3,300            3,297
   Svenska Handelsbank, 1.77%, 07/05/02 (f)                                            5,000            4,999
   UBS Finance LLC
         1.77%, 07/30/02                                                                 500              499
         1.77%, 08/19/02 (f)                                                           5,500            5,487
                                                                                                      -------
                                                                                                       15,678
Money Market Funds - 4.4%
   Dreyfus Cash Management Plus, 1.89% (a)                                             6,819            6,819
   Dreyfus Government Cash Management, 1.85% (a)                                         717              717
                                                                                                      -------
                                                                                                        7,536
Telecommunications - 0.8%
   AT&T Corp., 3.72%, 04/18/03 (e) (f)                                              $  1,300            1,300

U.S. Government Agencies - 16.3%
   Federal Home Loan Bank, 1.90%, 08/28/02 (f)                                         4,000            3,988
   Federal Home Loan Mortgage Corp.
         1.75%, 07/25/02 (f)                                                           1,800            1,798
         1.76%, 08/01/02 (l)                                                              60               60
         1.87%, 08/15/02 (f)                                                           4,600            4,589
         1.74%, 08/20/02 (f)                                                           6,700            6,684
         1.87%, 08/30/02 (f)                                                           2,500            2,492
   Federal National Mortgage Association
         1.88%, 08/28/02                                                               2,400            2,393
         1.91%, 09/04/02                                                               6,300            6,278
                                                                                                      -------
                                                                                                       28,281
U.S. Treasury Bills - 0.2%
   U.S. Treasury Bill
         1.62%, 08/15/02 (l)                                                              60               60
         1.63%, 08/15/02 (l)                                                              30               30
         1.6375%, 08/15/02 (l)                                                            40               40
         1.645%, 08/15/02 (l)                                                             40               40
         1.65%, 08/15/02 (l)                                                              35               35
         1.68%, 08/15/02 (l)                                                             120              120
         1.682%, 08/15/02 (l)                                                             30               30
         1.6885%, 08/15/02 (l)                                                            10               10
         1.691%, 08/15/02 (l)                                                             10               10
         1.697%, 08/15/02 (l)                                                             10               10
         1.712%, 08/15/02 (l)                                                             15               14
         1.72%, 08/15/02 (l)                                                              20               20
         1.728%, 08/15/02                                                                 20               20
         1.74%, 08/15/02                                                                  10               10
         1.745%, 08/15/02                                                                120              120
                                                                                                      -------
                                                                                                          569
                                                                                                      -------

   Total Short Term Investments (cost $53,364)                                                         53,364
                                                                                                      -------

Total Investments - 100% (cost $174,147)                                                             $173,012
----------------------------------------                                                              =======


PPM America/JNL Balanced Fund
Common Stocks - 55.0%
---------------------
Aerospace & Defense - 0.8%
   United Technologies Corp.                                                              28         $  1,867

Apparel - 2.0%
   Liz Claiborne Inc.                                                                     70            2,232
   V.F. Corp.                                                                             67            2,627
                                                                                                      -------
                                                                                                        4,859
Auto Manufacturers - 1.6%
   Ford Motor Co.                                                                        121            1,933
   General Motors Corp.                                                                   36            1,919
                                                                                                      -------
                                                                                                        3,852
Auto Parts & Equipment - 0.8%
   Delphi Corp.                                                                          141            1,860

Banks - 3.4%
   Bank of America Corp.                                                                  35            2,491
   Banknorth Group Inc.                                                                   48            1,246
   Charter One Financial Inc.                                                             77            2,647
   Keycorp                                                                                66            1,813
                                                                                                      -------
                                                                                                        8,197
Chemicals - 3.0%
   Ashland Inc.                                                                           69            2,782
   PPG Industries Inc.                                                                    37            2,290
   Rohm & Haas Co.                                                                        50            2,012
                                                                                                      -------
                                                                                                        7,084
Diversified Financial Services - 5.0%
   Citigroup Inc.                                                                         74            2,856
   Fannie Mae                                                                             39            2,839
   Franklin Resources Inc.                                                                48            2,051
   JP Morgan Chase & Co.                                                                  79            2,673
   T. Rowe Price Group Inc.                                                               50            1,651
                                                                                                      -------
                                                                                                       12,070
Electric - 2.4%
   FirstEnergy Corp.                                                                      89            2,967
   NiSource Inc.                                                                         129            2,812
                                                                                                      -------
                                                                                                        5,779
Electronics - 1.1%
   Parker Hannifin Corp.                                                                  56            2,681

Food - 1.0%
   Kroger Co. (b)                                                                        124            2,466

Forest Products & Paper - 1.0%
   MeadWestvaco Corp.                                                                     73            2,450

Healthcare - 1.3%
   HCA Inc.                                                                               64            3,040

Home Furnishings - 0.9%
   Maytag Corp.                                                                           50            2,111

Household Products - 2.1%
   Fortune Brands Inc.                                                                    50            2,800
   Newell Rubbermaid Inc.                                                                 65            2,272
                                                                                                      -------
                                                                                                        5,072
Insurance - 3.5%
   Cigna Corp.                                                                            29            2,796
   Hartford Financial Services Group Inc.                                                 48            2,878
   Radian Group Inc.                                                                      54            2,618
                                                                                                      -------
                                                                                                        8,292
Iron & Steel - 1.1%
   Nucor Corp.                                                                            42            2,732

Leisure Time - 0.9%
   Brunswick Corp.                                                                        76            2,128

Manufacturing - 2.9%
   Cooper Industries Ltd. - Class A                                                       49            1,941
   General Electric Co.                                                                   90            2,603
   ITT Industries Inc.                                                                    34            2,386
                                                                                                      -------
                                                                                                        6,930
Media - 0.6%
   Gannett Co. Inc.                                                                       18            1,397

Oil & Gas Producers - 3.8%
   ChevronTexaco Corp.                                                                    33            2,938
   Occidental Petroleum Corp.                                                            100            2,984
   Phillips Petroleum Co.                                                                 52            3,068
                                                                                                      -------
                                                                                                        8,990
Packaging & Containers - 0.6%
   Pactiv Corp. (b)                                                                       61            1,447

Pharmaceuticals - 0.8%
   Merck & Co. Inc.                                                                       37            1,894

Retail - 2.3%
   Federated Department Stores Inc. (b)                                                   74            2,946
   Sears Roebuck & Co.                                                                    48            2,606
                                                                                                      -------
                                                                                                        5,552
Savings & Loans - 2.2%
   Sovereign Bancorp. Inc.                                                               171            2,549
   Washington Mutual Inc.                                                                 74            2,735
                                                                                                      -------
                                                                                                        5,284
Software - 1.7%
   Computer Associates International Inc.                                                140            2,225
   Compuware Corp. (b)                                                                   311            1,890
                                                                                                      -------
                                                                                                        4,115
Telecommunications - 5.2%
   BellSouth Corp.                                                                        85            2,665
   CenturyTel Inc.                                                                        86            2,549
   SBC Communications Inc.                                                                90            2,751
   Sprint Corp. - FON Group                                                              154            1,637
   Verizon Communications Inc.                                                            71            2,855
                                                                                                      -------
                                                                                                       12,457
Tobacco - 1.1%
   Philip Morris Cos. Inc.                                                                59            2,577

Transportation - 1.9%
   Burlington Northern Santa Fe Corp.                                                     95            2,859
   CSX Corp.                                                                              51            1,788
                                                                                                      -------
                                                                                                        4,647
                                                                                                      -------

   Total Common Stocks (cost $119,197)                                                                131,830
                                                                                                      -------

Corporate Bonds - 12.4%
-----------------------
Asset Backed Securities - 2.7%
   Citibank Credit Card Issuance Trust,
         4.10%, 12/07/06                                                            $  1,000            1,013
   LB Commercial Conduit Mortgage Trust,
         6.21%, 10/15/35                                                               3,000            3,159
   Morgan Stanley Dean Witter Capital, 6.46%, 02/15/33                                 2,165            2,299
                                                                                                      -------
                                                                                                        6,471
Banks - 0.4%
   Union Planters Bank NA, 5.125%, 06/15/07                                            1,000            1,009

Commercial Services - 0.4%
   Aramark Services Inc., 7.00%, 07/15/06                                              1,000            1,020

Cosmetics & Personal Care - 0.4%
   International Flavors & Fragrance Inc., 6.45%, 05/15/06                             1,000            1,040

Diversified Financial Services - 2.3%
   Associates Corp. of North America, 5.80%, 04/20/04                                  1,000            1,046
   Ford Motor Credit Co., 7.25%, 10/25/11                                              1,000            1,005
   General Electric Capital Corp., 5.875%, 02/15/12                                    1,000              990
   General Motors Acceptance Corp., 8.00%, 11/01/31                                      500              511
   Household Finance Corp., 7.20%, 07/15/06                                            1,000            1,049
   Morgan Stanley Dean Witter, 5.80%, 04/01/07                                         1,000            1,026
                                                                                                      -------
                                                                                                        5,627
Electric - 0.7%
   Exelon Generation Co. LLC, 6.95%, 06/15/11                                          1,000            1,035
   Nisource Finance Corp., 7.625%, 11/15/05                                              700              704
                                                                                                      -------
                                                                                                        1,739
Entertainment - 0.4%
   International Speedway Corp., 7.875%, 10/15/04                                      1,000            1,061

Forest Products & Paper - 0.4%
   Weyerhaeuser Co., 7.125%, 07/15/23                                                    750              754

Healthcare - 0.4%
   Tenet Healthcare Corp., 6.375%, 12/01/11                                            1,000            1,011

Home Builders - 0.2%
   Pulte Homes Inc., 7.875%, 06/15/32                                                    500              501

Lodging - 0.4%
   Harrah's Operating Co. Inc., 7.50%, 01/15/09                                        1,000            1,056

Manufacturing - 0.4%
   Tyco International Group SA, 4.95%, 08/01/03                                        1,000              860

Media - 1.1%
   AOL Time Warner Inc., 7.70%, 05/01/32                                                 500              444
   Comcast Cable Communications, 7.125%, 06/15/13                                      1,000              901
   COX Communications Inc., 7.75%, 11/01/10                                            1,000              951
                                                                                                      -------
                                                                                                        2,296
Oil & Gas Producers - 0.4%
   Amerada Hess Corp., 7.30%, 08/15/31                                                   750              761

Pharmaceuticals - 0.2%
   Wyeth, 6.70%, 03/15/11                                                                500              529

Retail - 0.4%
   Target Corp., 5.375%, 06/15/09                                                      1,000            1,000

Savings & Loans - 0.4%
   Washington Mutual Inc., 5.625%, 01/15/07                                            1,000            1,013

Tobacco - 0.4%
   Imperial Tobacco Overseas BV, 7.125%, 04/01/09                                      1,000            1,038

Wireless Telecommunications - 0.4%
   TELUS Corp., 8.00%, 06/01/11                                                        1,000              831
                                                                                                      -------

   Total Corporate Bonds (cost $29,489)                                                                29,617
                                                                                                      -------

Government Securities - 32.2%
-----------------------------
U.S. Government Agencies - 21.1%
   Federal Home Loan Mortgage Corp.
         4.875%, 03/15/07                                                              2,138            2,185
         5.75%, 01/15/12                                                               1,000            1,027
         5.50%, 10/01/16                                                               2,096            2,103
         6.50%, 03/01/30                                                               1,434            1,465
         6.50%, 12/01/30                                                                 801              819
         7.00%, 02/01/31                                                               1,301            1,349
         7.00%, 06/01/31                                                               1,691            1,754
         7.50%, 02/01/31                                                                 773              811
         6.50%, 03/01/31                                                               1,539            1,573
         6.00%, 08/01/31                                                               2,182            2,181
         6.00%, 02/01/32                                                               1,975            1,973
   Federal National Mortgage Association
         3.00%, 06/15/04                                                               3,908            3,907
         5.25%, 04/15/07                                                               1,460            1,514
         6.625%, 09/15/09                                                              3,791            4,153
         5.50%, 01/01/14                                                                 498              506
         6.50%, 05/01/14                                                                 631              657
         6.00%, 03/01/17                                                               2,940            3,003
         7.50%, 10/01/25                                                                 562              594
         6.50%, 08/01/28                                                                 472              483
         7.00%, 09/01/28                                                                 394              410
         6.50%, 11/01/28                                                                 548              561
         6.50%, 12/01/28                                                                 525              537
         6.00%, 03/01/29                                                                 814              818
         7.50%, 05/01/29                                                                 342              360
         7.50%, 09/01/29                                                                 926              974
         7.25%, 05/15/30                                                                 700              797
         7.00%, 03/01/31                                                               1,131            1,173
         6.50%, 04/01/31                                                               1,218            1,244
         6.00%, 10/01/31                                                               2,163            2,161
         6.50%, 11/01/31                                                               1,899            1,938
         6.00%, 01/01/32                                                               2,960            2,956
         6.50%, 05/01/32                                                               1,560            1,593
   Government National Mortgage Association
         6.00%, 04/15/14                                                                 861              891
         6.50%, 04/15/26                                                                 607              623
         7.00%, 06/15/28                                                                 372              388
         7.50%, 04/15/29                                                                 421              445
         7.00%, 07/15/29                                                                 728              757
                                                                                                      -------
                                                                                                       50,683
U.S. Treasury Securities - 11.1%
   U.S. Treasury Bonds
         5.50%, 02/28/03                                                               2,100            2,151
         3.00%, 02/29/04                                                               2,000            2,012
         7.875%, 11/15/04                                                              2,050            2,272
         6.50%, 05/15/05                                                               4,200            4,559
         5.875%, 11/15/05                                                              3,605            3,863
         6.25%, 02/15/07                                                               1,000            1,094
         5.00%, 08/15/11                                                               3,000            3,042
         6.25%, 08/15/23                                                               4,500            4,821
         6.125%, 11/15/27                                                              2,400            2,538
                                                                                                      -------
                                                                                                       26,352
                                                                                                      -------

   Total Government Securities (cost $75,241)                                                          77,035
                                                                                                      -------

Short Term Investments - 0.4%
-----------------------------
Money Market Funds - 0.4%
   Dreyfus Cash Management Plus, 1.89% (a)                                             1,049            1,049
                                                                                                      -------

   Total Short Term Investments (cost $1,049)                                                           1,049
                                                                                                      -------

Total Investments - 100% (cost $224,976)                                                             $239,531
----------------------------------------                                                              =======


PPM America/JNL High Yield Bond Fund
Corporate Bonds - 97.8%
-----------------------
Aerospace & Defense - 2.2%
   Alliant Techsystems Inc., 8.50%, 05/15/11 (e)                                    $  2,000         $  2,090
   BE Aerospace Inc., 9.50%, 11/01/08                                                  1,000              970
   Sequa Corp., 8.875%, 04/01/08                                                         196              196
                                                                                                      -------
                                                                                                        3,256
Apparel - 0.4%
   Russell Corp., 9.25%, 05/01/10 (e)                                                    580              597

Auto Manufacturers - 0.7%
   Navistar International Corp., 9.375%, 06/01/06                                      1,000            1,030

Auto Parts & Equipment - 1.3%
   Dana Corp., 10.125%, 03/15/10 (e)                                                     955              974
   Lear Corp., 8.11%, 05/15/09                                                         1,000            1,025
                                                                                                      -------
                                                                                                        1,999
Beverages - 1.8%
   Canandaigua Brands Inc., 8.625%, 08/01/06                                           2,000            2,100
   National Wine & Spirits Inc., 10.125%, 01/15/09                                       732              741
                                                                                                      -------
                                                                                                        2,841
Chemicals - 4.6%
   Equistar Chemicals LP/Equistar Funding Corp.,
         10.125%, 09/01/08                                                             1,000              955
   Georgia Gulf Corp., 10.375%, 11/01/07                                               1,200            1,284
   Lyondell Chemical Co., 9.875%, 05/01/07                                             2,000            1,915
   Methanex Corp., 7.40%, 08/15/02                                                     2,000            1,992
   Millennium America Inc., 7.00%, 11/15/06                                            1,000              948
                                                                                                      -------
                                                                                                        7,094
Commercial Services - 5.3%
   Coinmach Corp., 9.00%, 02/01/10 (e)                                                 2,017            2,047
   Integrated Electrical Services Inc., 9.375%, 02/01/09                               1,000              960
   Pierce Leahy Command Co., 8.125%, 05/15/08                                          2,000            1,990
   Stewart Enterprises Inc., 10.75%, 07/01/08                                          2,000            2,210
   Trico Marine Services Inc., 8.875%, 05/15/12 (e)                                    1,000              990
                                                                                                      -------
                                                                                                        8,197
Diversified Financial Services - 0.7%
   Capital One Financial Corp., 8.75%, 02/01/07                                        1,000            1,007

Electric - 3.7%
   AES Corp., 9.50%, 06/01/09                                                            999              659
   Calpine Canada Energy Finance ULC, 8.50%, 05/01/08                                  2,000            1,370
   Calpine Corp., 8.50%, 02/15/11                                                      1,000              670
   CMS Energy Corp., 8.50%, 04/15/11                                                   1,000              710
   Mirant Corp., 7.90%, 07/15/09 (e)                                                   2,000            1,380
   Westar Energy Inc., 7.875%, 05/01/07 (e)                                            1,000              993
                                                                                                      -------
                                                                                                        5,782
Electronics - 1.3%
   Flextronics International Ltd., 9.875%, 07/01/10                                    2,000            2,090

Entertainment - 4.8%
   Alliance Atlantis Communications Inc., 13.00%, 12/15/092,065                        2,272
   Argosy Gaming Co., 9.00%, 09/01/11                                                  1,000            1,026
   Regal Cinemas Inc., 9.375%, 02/01/12 (e)                                            2,033            2,104
   Steinway Musical Instruments, 8.75%, 04/15/11                                       2,068            2,099
                                                                                                      -------
                                                                                                        7,501
Environmental Control - 3.2%
   Allied Waste North America, 7.875%, 01/01/09                                        2,000            1,920
   IESI Corp., 10.25%, 06/15/12 (e)                                                    1,000            1,000
   Marsulex Inc., 9.625%, 07/01/08                                                     2,000            2,060
                                                                                                      -------
                                                                                                        4,980
Food - 1.6%
   Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11                                    500              465
   Stater Brothers Holdings Inc., 10.75%, 08/15/06                                     2,000            2,060
                                                                                                      -------
                                                                                                        2,525
Forest Products & Paper - 2.1%
   Boise Cascade Corp., 7.50%, 02/01/08                                                1,110            1,126
   Tembec Industries Inc.
         8.625%, 06/30/09                                                                 43               44
         8.50%, 02/01/11                                                               1,957            2,016
                                                                                                      -------
                                                                                                        3,186
Healthcare - 1.0%
   Coventry Health Care Inc., 8.125%, 02/15/12                                           483              493
   HealthSouth Corp., 8.375%, 10/01/11                                                   500              522
   Rotech Healthcare Inc., 9.50%, 04/01/12 (e)                                           500              510
                                                                                                      -------
                                                                                                        1,525
Home Builders - 4.6%
   Beazer Homes USA Inc., 8.375%, 04/15/12 (e)                                         1,155            1,167
   D.R. Horton Inc., 10.50%, 04/01/05                                                  1,200            1,275
   Schuler Homes Inc., 10.50%, 07/15/11                                                1,500            1,605
   Standard-Pacific Corp.
         8.50%, 06/15/07                                                               1,000              995
         9.50%, 09/15/10                                                               1,000            1,037
   Toll Corp., 8.25%, 02/01/11                                                         1,000            1,005
                                                                                                      -------
                                                                                                        7,084
Home Furnishings - 1.6%
   Applica Inc., 10.00%, 07/31/08                                                      2,400            2,424

Household Products - 0.3%
   Johnsondiversey Inc., 9.625%, 05/15/12 (e)                                            500              523

Leisure Time - 1.1%
   Royal Caribbean Cruises Ltd., 6.75%, 03/15/08                                       2,000            1,720

Lodging - 8.6%
   Ameristar Casinos Inc., 10.75%, 02/15/09                                            2,000            2,145
   HMH Properties Inc., 8.45%, 12/01/08                                                1,000              980
   Jupiters Ltd., 8.50%, 03/01/06                                                      2,000            2,040
   Mandalay Resort Group
         10.25%, 08/01/07                                                              1,001            1,050
         9.375%, 02/15/10                                                              1,000            1,035
   MGM MIRAGE, 9.75%, 06/01/07                                                         2,000            2,110
   Park Place Entertainment Corp., 8.875%, 09/15/08                                    1,000            1,031
   Starwood Hotels & Resorts Worldwide Inc.,
         7.875%, 05/01/12 (e)                                                          2,000            1,960
   Station Casinos Inc., 8.375%, 02/15/08                                              1,000            1,021
                                                                                                      -------
                                                                                                       13,372
Machinery - 2.5%
   AGCO Corp., 9.50%, 05/01/08                                                           738              780
   Case Corp., 7.25%, 08/01/05                                                           660              615
   Teekay Shipping Corp., 8.875%, 07/15/11                                             2,100            2,184
   Terex Corp., 9.25%, 07/15/11                                                          250              259
                                                                                                      -------
                                                                                                        3,838
Manufacturing - 0.5%
   Tyco International Group SA, 6.75%, 02/15/11                                        1,000              777

Media - 10.9%
   Adelphia Communications Corp., 9.375%, 11/15/09 (i)                                 1,500              608
   British Sky Broadcasting Plc, 8.20%, 07/15/09                                       2,000            1,966
   Charter Communications Holdings LLC
         (Step-Up Bond), 11.75%, 01/15/10 (d)                                            725              326
         10.25%, 01/15/10                                                                999              679
         (Step-Up Bond), 11.75%, 05/15/11 (d)                                            320              111
   Corus Entertainment Inc., 8.75%, 03/01/12                                           1,068            1,068
   CSC Holdings Inc., 7.625%, 04/01/11                                                 1,000              805
   Echostar DBS Corp., 9.375%, 02/01/09                                                3,000            2,775
   Entravision Communications Corp., 8.125%, 03/15/09 (e)                                300              302
   Hollinger International Publishing Inc., 9.25%, 03/15/071,000                       1,030
   Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13                                1,732            1,498
   Olympus Communication LP, 10.625%, 11/15/06 (i)                                       650              488
   Price Communications Wireless Inc., 9.125%, 12/15/06                                1,400            1,458
   Primedia Inc., 8.50%, 02/01/06                                                      2,000            1,540
   Rogers Cablesystems Ltd.
         10.00%, 03/15/05                                                              1,100            1,144
         10.00%, 12/01/07                                                              1,000            1,040
                                                                                                      -------
                                                                                                       16,838
Office & Business Equipment - 1.1%
   General Binding Corp., 9.375%, 06/01/08                                             2,000            1,740

Oil & Gas Producers - 4.5%
   Ocean Energy Inc., 8.875%, 07/15/07                                                 2,000            2,085
   Parker Drilling Co., 9.75%, 11/15/06                                                2,000            2,040
   Pogo Producing Co., 8.75%, 05/15/07                                                 1,800            1,825
   Pride International Inc., 9.375%, 05/01/07                                          1,000            1,042
                                                                                                      -------
                                                                                                        6,992
Packaging & Containers - 4.5%
   Kappa Beheer BV, 10.625%, 07/15/09                                                    800              864
   Owens-Brockway, 8.875%, 02/15/09 (e)                                                1,000            1,000
   Owens-Illinois Inc.
         8.10%, 05/15/07                                                               1,000              945
         7.50%, 05/15/10                                                               1,071              959
   Packaging Corp. of America, 9.625%, 04/01/09                                        1,000            1,080
   Riverwood International Corp., 10.625%, 08/01/07                                    2,000            2,105
                                                                                                      -------
                                                                                                        6,953
Pharmaceuticals - 2.8%
   AmerisourceBergen Corp., 8.125%, 09/01/08                                             400              413
   Biovail Corp., 7.875%, 04/01/10                                                     2,000            1,930
   Omnicare Inc., 8.125%, 03/15/11                                                     2,000            2,060
                                                                                                      -------
                                                                                                        4,403
Real Estate - 2.6%
   Choctaw Resort Development Enterprise,
   9.25%, 04/01/09                                                                     2,000            2,070
   Felcor Lodging LP, 9.50%, 09/15/08                                                  2,000            2,030
                                                                                                      -------
                                                                                                        4,100
Retail - 7.7%
   Buhrmann US Inc., 12.25%, 11/01/09                                                  1,850            1,923
   Dillards Inc., 6.875%, 06/01/05                                                     1,000              981
   Finlay Enterprises Inc., 9.00%, 05/01/08                                            2,075            2,000
   J.C. Penney Co. Inc.
         7.05%, 05/23/05                                                               2,000            1,980
         7.40%, 04/01/37                                                               1,000              980
   Michaels Stores Inc., 9.25%, 07/01/09                                               1,000            1,060
   Saks Inc.
         8.25%, 11/15/08                                                                 370              350
         7.50%, 12/01/10                                                                 630              564
   Tricon Global Restaurants Inc., 8.875%, 04/15/11                                    2,000            2,120
                                                                                                      -------
                                                                                                       11,958
Savings & Loans - 0.8%
   Sovereign Bancorp. Inc., 10.50%, 11/15/06                                           1,150            1,265

Semiconductors - 0.7%
   Fairchild Semiconductor International Inc.,
         10.50%, 02/01/09                                                              1,000            1,065

Telecommunications - 3.6%
   Global Crossing Holding Ltd., 9.625%, 05/15/08 (i)                                  1,000               10
   Insight Midwest LP/Insight Capital Inc., 9.75%, 10/01/09                            2,000            1,840
   PanAmSat Corp., 8.50%, 02/01/12 (e)                                                 2,000            1,840
   Qwest Capital Funding Inc., 7.90%, 08/15/10                                         2,000            1,130
   Time Warner Telecom Inc., 9.75%, 07/15/08                                           1,000              480
   WorldCom Inc. - WorldCom Group, 7.50%, 05/15/11                                     2,000              300
                                                                                                      -------
                                                                                                        5,600
Telecommunications Equipment - 0.3%
   Lucent Technologies Inc., 7.25%, 07/15/06                                             500              340
   Williams Communications Group Inc.,
         10.875%, 10/01/09 (i)                                                         1,000               83
                                                                                                      -------
                                                                                                          423
Tobacco - 1.2%
   DIMON Inc., 9.625%, 10/15/11                                                        1,820            1,906

Transportation - 1.2%
   P&O Princess Cruises Plc, 7.30%, 06/01/07                                           1,900            1,833

Wireless Telecommunications - 2.0%
   Crown Castle International Corp., 10.75%, 08/01/11                                  1,000              660
   Nextel Communications Inc.
         (Step-Up Bond), 9.95%, 02/15/08 (d)                                           1,050              504
         9.50%, 02/01/11                                                               1,000              493
   Rogers Cantel Inc.
         8.80%, 10/01/07                                                               1,000              650
         9.75%, 06/01/16                                                                 200              140
   Triton PCS Inc.
         (Step-Up Bond), 11.00%, 05/01/08 (d)                                            500              310
         9.375%, 02/01/11                                                                499              319
                                                                                                      -------
                                                                                                        3,076
                                                                                                      -------

   Total Corporate Bonds (cost $160,278)                                                              151,500
                                                                                                      -------

Warrants - 0.1%
---------------
Telecommunications - 0.1%
   @track Communications Inc., Expiring 09/15/05                                           2                2
   AT&T Canada Inc., Expiring 08/15/07 (e)                                                 1              142
                                                                                                      -------

   Total Warrants (cost $5)                                                                               144
                                                                                                      -------

Short Term Investments - 2.1%
-----------------------------
Money Market Funds - 2.1%
   Dreyfus Cash Management Plus, 1.89% (a)                                             3,233            3,233
                                                                                                      -------

   Total Short Term Investments (cost $3,233)                                                           3,233
                                                                                                      -------

Total Investments - 100% (cost $163,516)                                                             $154,877
----------------------------------------                                                              =======


PPM America/JNL Money Market Fund
Commercial Paper - 100.0%
-------------------------
Auto Manufacturers - 0.9%
   DaimlerChrysler NA Holdings Inc., 2.03%, 08/16/02                                $  2,100         $  2,095

Banks - 5.2%
   UBS Finance LLC, 1.75%, 07/08/02                                                   11,600           11,596

Beverages - 1.9%
   Coca-Cola Co., 1.72%, 07/17/02                                                      4,000            3,997

Chemicals - 5.3%
   E.I. du Pont de Nemours & Co.
         1.72%, 08/05/02                                                               3,500            3,494
         1.73%, 08/05/02                                                               8,340            8,326
                                                                                                      -------
                                                                                                       11,820
Computers - 0.7%
   IBM Corp., 1.76%, 07/18/02                                                          1,525            1,524

Diversified Financial Services - 75.8%
   AIG Funding Inc., 1.77%, 08/02/02                                                   6,000            5,991
   Allergan Inc., 1.85%, 07/02/02                                                     10,240           10,239
   American Express Credit Corp.
         1.76%, 07/08/02                                                                 675              675
         1.75%, 07/10/02                                                               8,000            7,997
         1.75%, 07/12/02                                                               2,010            2,009
   American General Finance Corp., 1.74%, 08/20/02                                     6,100            6,085
   BP Amoco Capital Markets Plc
         1.87%, 08/12/02                                                               1,855            1,851
         1.77%, 08/16/02                                                               8,900            8,880
   Coca-Cola Co.
         1.89%, 07/08/02                                                               1,900            1,899
         1.74%, 08/12/02                                                               5,500            5,489
   Diageo Capital Plc, 1.905%, 07/12/02                                               10,000            9,994
   Ford Motor Credit Co., 2.05%, 07/30/02                                              2,200            2,196
   General Electric Capital Corp., 1.78%, 08/13/02                                    11,700           11,675
   General Motors Acceptance Corp., 2.02%, 07/10/02                                    2,070            2,069
   Goldman Sachs Group LP
         1.87%, 07/08/02                                                               5,200            5,198
         1.72%, 07/11/02                                                               5,800            5,797
   Kraft Foods Inc.
         1.82%, 07/08/02                                                               5,095            5,093
         1.87%, 07/15/02                                                               2,290            2,289
         1.87%, 07/22/02                                                                 400              400
   Merrill Lynch & Co. Inc.
         1.71%, 07/03/02                                                              10,000            9,999
         1.70%, 07/08/02                                                               1,650            1,649
   Nike
         1.73%, 07/01/02                                                               6,000            6,000
         1.74%, 07/22/02                                                               1,500            1,499
   Salomon Smith Barney Holdings Inc., 1.78%, 07/19/02                                11,200           11,191
   Schering Corp.,
         1.98%, 07/24/02                                                               4,500            4,494
         1.79%, 07/26/02                                                               3,873            3,868
         1.74%, 08/21/02                                                               2,656            2,649
   USAA Capital Corp.
         1.80%, 07/01/02                                                               6,100            6,100
         1.89%, 08/15/02                                                               5,885            5,871
   Wells Fargo Financial Inc.
         1.98%, 07/01/02                                                               3,975            3,975
         1.77%, 07/22/02                                                               4,600            4,595
   Wyeth
         1.88%, 07/15/02                                                               9,500            9,493
         1.90%, 08/02/02                                                               1,665            1,662
                                                                                                      -------
                                                                                                      168,871
Media - 5.2%
   McGraw Hill Cos. Inc., 1.74%, 09/27/02                                             11,700           11,650

Office & Business Equipment - 5.0%
   Pitney Bowes Inc., 1.72%, 07/16/02                                                 11,122           11,114
                                                                                                      -------

   Total Commercial Paper (cost $222,667)                                                             222,667
                                                                                                      -------

Money Market Funds - 0.0%
-------------------------
   Dreyfus Cash Management Plus, 1.89% (a)                                                 7                7
                                                                                                      -------

   Total Money Market Funds (cost $7)                                                                       7
                                                                                                      -------

Total Investments - 100% (cost $222,674)                                                             $222,674
----------------------------------------                                                              =======


Putnam/JNL Equity Fund
Common Stocks - 100.0%
----------------------
Advertising - 0.1%
   Omnicom Group Inc.                                                                     --         $     14

Aerospace & Defense - 0.8%
   Lockheed Martin Corp.                                                                  14              980
   Raytheon Co.                                                                           13              546
   Rockwell Collins Inc.                                                                   8              206
                                                                                                      -------
                                                                                                        1,732
Agriculture - 0.1%
   Monsanto Co.                                                                            1               12

Airlines - 0.5%
   Southwest Airlines Co.                                                                 67            1,089

Apparel - 0.5%
   Jones Apparel Group Inc. (b)                                                           25              941

Auto Manufacturers - 0.2%
   General Motors Corp.                                                                    9              486

Banks - 7.0%
   Bank of New York Co. Inc.                                                              59            1,985
   BB&T Corp.                                                                             20              787
   Comerica Inc.                                                                          36            2,223
   Fifth Third Bancorp                                                                    12              783
   M&T Bank Corp.                                                                          9              768
   Mellon Financial Corp.                                                                 14              437
   SouthTrust Corp.                                                                        4              110
   US Bancorp                                                                            179            4,170
   Wells Fargo & Co.                                                                      36            1,811
   Zions Bancorp                                                                          24            1,266
                                                                                                      -------
                                                                                                       14,340
Beverages - 1.3%
   Anheuser-Busch Cos. Inc.                                                                5              230
   Coca-Cola Co.                                                                           9              504
   Pepsi Bottling Group Inc.                                                              11              333
   PepsiCo Inc.                                                                           34            1,658
                                                                                                      -------
                                                                                                        2,725
Biotechnology - 0.6%
   Amgen Inc. (b)                                                                         27            1,134
   IDEC Pharmaceuticals Corp. (b)                                                          3              121
                                                                                                      -------
                                                                                                        1,255
Chemicals - 1.5%
   Air Products & Chemicals Inc.                                                           2               96
   Dow Chemical Co.                                                                        4              148
   Du Pont (E.I.) de Nemours & Co.                                                         4              186
   Hercules Inc. (b)                                                                       1               13
   PPG Industries Inc.                                                                    41            2,532
   Rohm & Haas Co.                                                                         2               69
                                                                                                      -------
                                                                                                        3,044
Commercial Services - 0.7%
   Iron Mountain Inc. (b)                                                                  4              108
   McKesson Corp.                                                                         40            1,295
   ServiceMaster Co.                                                                       5               73
                                                                                                      -------
                                                                                                        1,476
Computers - 4.2%
   Computer Sciences Corp.                                                                17              793
   Dell Computer Corp. (b)                                                               106            2,771
   DST Systems Inc. (b)                                                                    2               87
   Electronic Data Systems Corp.                                                          10              375
   EMC Corp. (b)                                                                          49              373
   Hewlett-Packard Co.                                                                   143            2,188
   International Business Machines Corp.                                                  14              986
   Lexmark International Inc. (b)                                                         10              517
   Maxtor Corp. (b)                                                                        9               41
   NCR Corp. (b)                                                                          10              356
   Unisys Corp. (b)                                                                        3               23
                                                                                                      -------
                                                                                                        8,510
Cosmetics & Personal Care - 1.8%
   Colgate-Palmolive Co.                                                                  31            1,562
   Kimberly-Clark Corp.                                                                    2              130
   Procter & Gamble Co.                                                                   23            2,045
                                                                                                      -------
                                                                                                        3,737
Diversified Financial Services - 10.2%
   Capital One Financial Corp.                                                            41            2,473
   Citigroup Inc.                                                                        194            7,508
   Freddie Mac                                                                            85            5,226
   Goldman Sachs Group Inc.                                                                3              235
   Household International Inc.                                                           25            1,233
   Investment Technology Group Inc. (b)                                                    1               43
   JP Morgan Chase & Co.                                                                  11              356
   Lehman Brothers Holdings Inc.                                                          17            1,036
   MBNA Corp.                                                                             82            2,705
   Merrill Lynch & Co. Inc.                                                                2               89
                                                                                                      -------
                                                                                                       20,904
Electric - 3.0%
   Edison International (b)                                                               31              524
   Entergy Corp.                                                                          27            1,163
   FPL Group Inc.                                                                          9              516
   PG&E Corp. (b)                                                                        127            2,268
   Reliant Energy Inc.                                                                    87            1,472
   Sierra Pacific Resources                                                               20              156
                                                                                                      -------
                                                                                                        6,099
Electrical Components & Equipment - 0.4%
   Emerson Electric Co.                                                                   15              803

Electronics - 1.6%
   Johnson Controls Inc.                                                                  22            1,754
   Parker Hannifin Corp.                                                                  30            1,434
                                                                                                      -------
                                                                                                        3,188
Entertainment - 0.4%
   International Game Technology (b)                                                      16              913

Environmental Control - 0.3%
   Waste Management Inc.                                                                  25              646

Food - 1.8%
   Albertson's Inc.                                                                        3               85
   General Mills Inc.                                                                      5              221
   Hershey Foods Corp.                                                                     2              106
   Kraft Foods Inc.                                                                       42            1,699
   Kroger Co. (b)                                                                         78            1,557
                                                                                                      -------
                                                                                                        3,668
Forest Products & Paper - 1.1%
   Boise Cascade Corp.                                                                    20              701
   Weyerhaeuser Co.                                                                       23            1,449
                                                                                                      -------
                                                                                                        2,150
Healthcare - 3.7%
   Baxter International Inc.                                                               2               93
   Guidant Corp. (b)                                                                      17              511
   HCA Inc.                                                                               21              974
   Johnson & Johnson                                                                      77            4,029
   Laboratory Corp. of America Holdings (b)                                                1               64
   Medtronic Inc.                                                                         18              780
   UnitedHealth Group Inc.                                                                13            1,154
                                                                                                      -------
                                                                                                        7,605
Household Products - 0.5%
   Fortune Brands Inc.                                                                    18            1,014
   Newell Rubbermaid Inc.                                                                  2               52
                                                                                                      -------
                                                                                                        1,066
Insurance - 3.1%
   ACE Ltd.                                                                               36            1,144
   American International Group Inc.                                                      58            3,978
   Radian Group Inc.                                                                      24            1,158
   XL Capital Ltd.                                                                         1              101
                                                                                                      -------
                                                                                                        6,381
Internet - 0.3%
   Network Associates Inc. (b)                                                             5              102
   Symantec Corp.                                                                         16              509
                                                                                                      -------
                                                                                                          611
Iron & Steel - 0.0%
   AK Steel Holding Corp. (b)                                                              3               44

Leisure Time - 0.5%
   Sabre Holdings Corp. (b)                                                                7              258
   USA Interactive (b)                                                                    31              722
                                                                                                      -------
                                                                                                          980
Lodging - 0.5%
   Harrah's Entertainment Inc. (b)                                                         5              204
   Marriott International Inc. - Class A                                                  24              917
                                                                                                      -------
                                                                                                        1,121
Machinery - 0.3%
   Deere & Co.                                                                            13              599

Manufacturing - 5.2%
   3M Co.                                                                                 12            1,439
   Eaton Corp.                                                                            11              778
   General Electric Co.                                                                  154            4,471
   Honeywell International Inc.                                                           55            1,924
   Ingersoll-Rand Co. - Class A                                                           23            1,030
   Tyco International Ltd.                                                                69              931
                                                                                                      -------
                                                                                                       10,573
Media - 3.5%
   AOL Time Warner Inc. (b)                                                               13              191
   Comcast Corp. (b)                                                                      35              832
   Fox Entertainment Group Inc. (b)                                                       32              698
   Gannett Co. Inc.                                                                        5              380
   Liberty Media Corp. (b)                                                                42              422
   Viacom Inc. - Class B (b)                                                              62            2,769
   Walt Disney Co.                                                                       100            1,881
                                                                                                      -------
                                                                                                        7,172
Mining - 0.4%
   Alcoa Inc.                                                                              5              169
   Arch Coal Inc.                                                                          2               43
   Freeport-McMoRan Copper & Gold Inc. (b)                                                37              657
   Inco Ltd. (b)                                                                           1               27
                                                                                                      -------
                                                                                                          896
Office & Business Equipment - 0.0%
   Pitney Bowes Inc.                                                                       2               68

Oil & Gas Producers - 7.2%
   BP Plc - ADR                                                                            3              151
   Burlington Resources Inc.                                                              49            1,851
   EOG Resources Inc.                                                                      1               44
   Exxon Mobil Corp.                                                                     212            8,663
   Globalsantafe Corp.                                                                    41            1,113
   Murphy Oil Corp.                                                                        1               99
   Ocean Energy Inc.                                                                       6              137
   TotalFinaElf SA - ADR                                                                  34            2,758
                                                                                                      -------
                                                                                                       14,816
Oil & Gas Services - 0.5%
   Baker Hughes Inc.                                                                       4              140
   BJ Services Co. (b)                                                                    15              508
   Halliburton Co.                                                                        27              422
                                                                                                      -------
                                                                                                        1,070
Pharmaceuticals - 9.1%
   Abbott Laboratories                                                                    38            1,419
   AdvancePCS (b)                                                                          2               38
   Allergan Inc.                                                                          28            1,842
   Andrx Group (b)                                                                         2               54
   Cardinal Health Inc.                                                                    4              215
   Eli Lilly & Co.                                                                        20            1,128
   Forest Laboratories Inc. (b)                                                            2              127
   King Pharmaceuticals Inc. (b)                                                          33              725
   MedImmune Inc. (b)                                                                     52            1,368
   Merck & Co. Inc.                                                                        1               61
   Pfizer Inc.                                                                           191            6,675
   Pharmacia Corp.                                                                        57            2,138
   Schering-Plough Corp.                                                                  94            2,305
   Teva Pharmaceutical Industries Ltd. - ADR                                               1               48
   Wyeth                                                                                   7              358
                                                                                                      -------
                                                                                                       18,501
Pipelines - 0.1%
   Aquila Inc.                                                                            10               79

Real Estate - 0.4%
   Equity Office Properties Trust                                                         28              837

Retail - 8.6%
   Autozone Inc. (b)                                                                      27            2,064
   Best Buy Co. Inc. (b)                                                                   2               82
   Blockbuster Inc.                                                                       21              571
   Circuit City Stores - Circuit City Group                                                4               81
   Dollar Tree Stores Inc. (b)                                                             4              173
   Family Dollar Stores Inc.                                                              41            1,428
   Federated Department Stores Inc. (b)                                                    2               71
   Home Depot Inc.                                                                         6              231
   J.C. Penney Co. Inc.                                                                   42              927
   Lowe's Cos. Inc.                                                                       49            2,229
   Michaels Stores Inc. (b)                                                                2               90
   Office Depot Inc. (b)                                                                  98            1,645
   Staples Inc. (b)                                                                       50              975
   Target Corp.                                                                            5              175
   TJX Cos. Inc.                                                                         115            2,263
   Wal-Mart Stores Inc.                                                                   56            3,060
   Wendy's International Inc.                                                              4              155
   Yum! Brands Inc. (b)                                                                   50            1,474
                                                                                                      -------
                                                                                                       17,694
Savings & Loans - 1.0%
   Greenpoint Financial Corp.                                                             20              987
   Washington Mutual Inc.                                                                 28            1,020
                                                                                                      -------
                                                                                                        2,007
Semiconductors - 2.4%
   Altera Corp. (b)                                                                        1               18
   Analog Devices Inc. (b)                                                                 4              113
   Intel Corp.                                                                           115            2,101
   KLA-Tencor Corp. (b)                                                                    4              163
   Linear Technology Corp.                                                                16              506
   Marvell Technology Group Ltd. (b)                                                       4               72
   Maxim Integrated Products Inc. (b)                                                     20              747
   Microchip Technology Inc. (b)                                                          24              650
   National Semiconductor Corp. (b)                                                        3               99
   Texas Instruments Inc.                                                                 22              512
                                                                                                      -------
                                                                                                        4,981
Software - 6.9%
   Adobe Systems Inc.                                                                      7              200
   Automatic Data Processing Inc.                                                         16              675
   BMC Software Inc. (b)                                                                  73            1,213
   Computer Associates International Inc.                                                 68            1,074
   Electronic Arts Inc. (b)                                                               16            1,030
   Mercury Interactive Corp. (b)                                                           2               46
   Microsoft Corp. (b)                                                                   147            8,052
   Oracle Corp. (b)                                                                      121            1,147
   Quest Software Inc. (b)                                                                 8              112
   Siebel Systems Inc. (b)                                                                49              697
                                                                                                      -------
                                                                                                       14,246
Telecommunications - 3.8%
   AT&T Corp.                                                                             78              837
   BellSouth Corp.                                                                         5              171
   Echostar Communications Corp. (b)                                                      53              987
   Nortel Networks Corp. (b)                                                              26               38
   Qwest Communications International Inc. (b)                                           137              383
   SBC Communications Inc.                                                                61            1,848
   Verizon Communications Inc.                                                            89            3,587
                                                                                                      -------
                                                                                                        7,851
Telecommunications Equipment - 0.5%
   Cisco Systems Inc. (b)                                                                 72            1,009
   Lucent Technologies Inc. (b)                                                           16               26
                                                                                                      -------
                                                                                                        1,035
Tobacco - 2.2%
   Loews Corp. - Carolina Group                                                            2               49
   Philip Morris Cos. Inc.                                                               104            4,525
                                                                                                      -------
                                                                                                        4,574
Transportation - 0.9%
   Union Pacific Corp.                                                                    28            1,784

Wireless Telecommunications - 0.3%
   AT&T Wireless Services Inc. (b)                                                        60              349
   Motorola Inc.                                                                           7               98
   Qualcomm Inc. (b)                                                                       8              212
                                                                                                      -------
                                                                                                          659
                                                                                                      -------

   Total Common Stocks (cost $231,606)                                                                204,982
                                                                                                      -------

Total Investments - 100% (cost $231,606)                                                             $204,982
----------------------------------------                                                              =======


Putnam/JNL International Equity Fund
Common Stocks - 90.4%
---------------------
Advertising - 1.1%
   Asatsu-DK Inc.                                                                          5         $     98
   Havas SA                                                                               39              237
   WPP Group Plc                                                                         103              868
                                                                                                      -------
                                                                                                        1,203
Aerospace & Defense - 0.3%
   BAE Systems Plc                                                                        70              356

Apparel - 0.8%
   Gucci Group NV - NYS                                                                    9              815

Auto Manufacturers - 4.7%
   Bayerische Motoren Werke (BMW) AG                                                      28            1,134
   Honda Motor Co. Ltd.                                                                   23              949
   Peugeot SA                                                                              6              288
   Toyota Motor Corp.                                                                     99            2,631
                                                                                                      -------
                                                                                                        5,002
Banks - 9.3%
   Abbey National Plc                                                                     31              368
   Allied Irish Banks Plc                                                                 52              691
   Banco Bradesco SA - ADR                                                                 9              172
   Banco Itau SA - ADR                                                                     6              176
   Bank of Ireland                                                                        19              232
   Barclays Plc                                                                           25              213
   Bayerische Hypo-und Vereinsbank AG                                                      5              148
   BNP Paribas SA                                                                         22            1,227
   Danske Bank A/S                                                                        53              973
   DBS Group Holdings Ltd.                                                                38              267
   Dexia                                                                                  14              217
   HSBC Holdings Plc                                                                      27              311
   Julius Baer Holding AG                                                                  2              442
   Kookmin Bank - ADR (b)                                                                  4              216
   Nordea AB                                                                              53              288
   Oversea-Chinese Banking Corp. Ltd.                                                     64              424
   San Paolo-IMI SpA                                                                      87              875
   Societe Generale                                                                       16            1,068
   Svenska Handelsbanken AB - Class A                                                     42              641
   Toronto-Dominion Bank                                                                  12              281
   UBS AG (b)                                                                              3              161
   Uniao de Bancos Brasileiros SA - GDR                                                   10              162
   United Overseas Bank Ltd.                                                              39              281
                                                                                                      -------
                                                                                                        9,834
Beverages - 2.0%
   Cia de Bebidas das Americas - ADR                                                      18              287
   Diageo Plc                                                                             59              769
   Fomento Economico Mexicano SA de CV - ADR                                               7              255
   South African Breweries Plc                                                            97              760
                                                                                                      -------
                                                                                                        2,071
Building Materials - 3.1%
   Cemex SA de CV - ADR                                                                   19              506
   CRH Plc (b)                                                                            54              903
   Holcim Ltd.                                                                             3              723
   Lafarge SA                                                                              9              941
   Matsushita Electric Works Ltd.                                                         32              230
                                                                                                      -------
                                                                                                        3,303
Chemicals - 2.8%
   Akzo Nobel NV                                                                          16              687
   BASF AG                                                                                29            1,332
   BOC Group Plc                                                                          13              199
   Ciba Specialty Chemicals AG                                                             9              750
                                                                                                      -------
                                                                                                        2,968
Commercial Services - 0.8%
   Brambles Industries Ltd.                                                               49              257
   Brambles Industries Plc                                                                59              297
   Securitas AB                                                                           16              335
                                                                                                      -------
                                                                                                          889
Computers - 0.3%
   Tietoenator Oyj                                                                        13              309

Cosmetics & Personal Care - 0.5%
   Kao Corp.                                                                              24              553

Diversified Financial Services - 1.3%
   Acom Co. Ltd.                                                                           6              389
   Grupo Financiero BBVA Bancomer (b)                                                     17               14
   Nikko Cordial Corp.                                                                   110              555
   ORIX Corp.                                                                              5              404
                                                                                                      -------
                                                                                                        1,362
Electric - 2.3%
   Hongkong Electric Holdings Ltd.                                                       125              467
   Iberdrola SA                                                                           38              546
   Korea Electric Power Corp. - ADR                                                       69              721
   Scottish Power Plc                                                                    126              676
                                                                                                      -------
                                                                                                        2,410
Electronics - 0.1%
   Advantest Corp.                                                                         3              156

Engineering & Construction - 1.4%
   ABB Ltd. (b)                                                                           70              627
   Bouygues SA                                                                            29              806
                                                                                                      -------
                                                                                                        1,433
Entertainment - 0.2%
   Hilton Group Plc                                                                       61              212

Food - 4.8%
   Cadbury Schweppes Plc                                                                  72              536
   Compass Group Plc                                                                      97              588
   Groupe Danone                                                                           3              354
   Metro AG                                                                               17              525
   Nestle SA                                                                               9            2,065
   Tesco Plc                                                                             282            1,025
                                                                                                      -------
                                                                                                        5,093
Forest Products & Paper - 0.8%
   Abitibi-Consolidated Inc.                                                              36              329
   Stora Enso Oyj - Class R                                                               38              531
                                                                                                      -------
                                                                                                          860
Gas - 0.6%
   Hong Kong & China Gas Co. Ltd.                                                        120              159
   Tokyo Gas Co. Ltd.                                                                    171              476
                                                                                                      -------
                                                                                                          635
Hand & Machine Tools - 0.5%
   Sandvik AB                                                                             20              503

Healthcare - 0.2%
   Synthes-Stratec Inc.                                                                 --                216

Home Furnishings - 1.2%
   SONY Corp.                                                                             23            1,220

Insurance - 6.7%
   Allianz AG                                                                              4              899
   ING Groep NV                                                                          130            3,337
   Muenchener Rueckversicherungs AG                                                        9            2,099
   Sun Life Financial Services of Canada Inc.                                             35              767
                                                                                                      -------
                                                                                                        7,102
Investment Companies - 0.9%
   Investor AB - Class B                                                                 112              979

Iron & Steel - 0.4%
   POSCO - ADR                                                                            17              463

Lodging - 0.4%
   Accor SA                                                                               12              470

Manufacturing - 1.3%
   Fuji Photo Film Co. Ltd.                                                               21              678
   Olympus Optical Co. Ltd.                                                               15              209
   Smiths Group Plc                                                                       36              467
                                                                                                      -------
                                                                                                        1,354
Media - 2.6%
   British Sky Broadcasting Plc (b)                                                       14              137
   Fuji Television Network Inc.                                                           --              266
   Grupo Televisa SA - ADR (b)                                                             8              300
   Mediaset SpA                                                                           13              101
   News Corp. Ltd. - ADR                                                                  45            1,031
   Singapore Press Holdings Ltd.                                                          23              259
   Societe Television Francaise 1                                                         14              388
   United Business Media Plc                                                              47              314
                                                                                                      -------
                                                                                                        2,796
Mining - 1.8%
   BHP Billiton Ltd.                                                                     103              598
   BHP Billiton Plc                                                                       67              365
   Cia Vale do Rio Doce - ADR                                                              7              187
   Cia Vale do Rio Doce - ADR (b)                                                          7              205
   Rio Tinto Ltd.                                                                         17              328
   Rio Tinto Plc                                                                          10              193
                                                                                                      -------
                                                                                                        1,876
Office & Business Equipment - 1.0%
   Canon Inc.                                                                             28            1,058

Oil & Gas Producers - 8.3%
   Petroleo Brasileiro SA - Petrobras - ADR                                               37              691
   Shell Transport & Trading Co. Plc                                                     380            2,866
   Suncor Energy Inc.                                                                     23              406
   TotalFinaElf SA                                                                        30            4,837
                                                                                                      -------
                                                                                                        8,800
Pharmaceuticals - 10.0%
   AstraZeneca Plc                                                                        85            3,521
   GlaxoSmithKline Plc                                                                   110            2,388
   Novartis AG                                                                            34            1,508
   Sankyo Co. Ltd.                                                                        18              250
   Sanofi-Synthelabo SA                                                                   38            2,286
   Shionogi & Co. Ltd.                                                                    18              230
   Teva Pharmaceutical Industries Ltd. - ADR                                               6              387
                                                                                                      -------
                                                                                                       10,570
Real Estate - 0.9%
   Cheung Kong Holdings Ltd.                                                             116              966

Retail - 1.8%
   Compagnie Financiere Richemont AG - Class A                                            41              943
   Dixons Group Plc                                                                      142              415
   Fast Retailing Co. Ltd.                                                                 1               28
   Swatch Group AG                                                                        12              478
                                                                                                      -------
                                                                                                        1,864
Semiconductors - 3.4%
   Rohm Co. Ltd.                                                                           2              328
   Samsung Electronics                                                                    12            3,269
                                                                                                      -------
                                                                                                        3,597
Telecommunications - 2.5%
   KT Corp. - ADR                                                                         53            1,152
   Portugal Telecom SGPS SA                                                               40              281
   TDC A/S                                                                                 9              249
   Telecom Italia SpA                                                                     47              248
   Telefonos de Mexico SA de CV - ADR                                                     21              675
                                                                                                      -------
                                                                                                        2,605
Telecommunications Equipment - 0.6%
   Nokia Oyj                                                                              15              222
   Telefonaktiebolaget LM Ericsson - Class B (b)                                         257              389
                                                                                                      -------
                                                                                                          611
Tobacco - 0.6%
   Altadis SA                                                                             14              294
   British American Tobacco Plc                                                           25              269
   Japan Tobacco Inc.                                                                     --               13
   Korea Tobacco & Ginseng Corp. - GDR (e)                                                 9               56
                                                                                                      -------
                                                                                                          632
Toys & Hobbies - 0.5%
   Nintendo Co. Ltd.                                                                       3              501

Transportation - 1.6%
   Canadian National Railway Co.                                                           9              468
   Deutsche Post AG                                                                       38              486
   East Japan Railway Co.                                                                 --               84
   TPG NV                                                                                 27              603
                                                                                                      -------
                                                                                                        1,641
Water - 0.3%
   Vivendi Environnement                                                                  11              345

Wireless Telecommunications - 5.7%
   NTT DoCoMo Inc.                                                                         1            3,062
   SK Telecom                                                                              2              345
   SK Telecom Co. Ltd. - ADR                                                              13              315
   Vodafone Group Plc                                                                  1,658            2,274
                                                                                                      -------
                                                                                                        5,996
                                                                                                      -------

   Total Common Stocks (cost $103,066)                                                                 95,629
                                                                                                      -------

Preferred Stocks - 0.0%
-----------------------
Media - 0.0%
   Singapore Press Holdings                                                                4               42
                                                                                                      -------

   Total Preferred Stocks (cost $41)                                                                       42
                                                                                                      -------

Warrants - 0.2%
---------------
Warrants - 0.2%
   Infosys Technologies, Strike Price $1, Expiration 07/16/02 (e)                          3              195
                                                                                                      -------

   Total Warrants (cost $229)                                                                             195
                                                                                                      -------

Short Term Investments - 9.4%
-----------------------------
Repurchase Agreement - 9.4%
   Repurchase Agreement with Lehman Brothers, 1.00%, (Collateralized by $9,125
   Federal National Mortgage Association, 6.625%, due 09/15/09, market value
   $9,983) acquired on 06/28/02, due 07/01/02                                       $  9,960            9,960
                                                                                                      -------

   Total Short Term Investments (cost $9,960)                                                           9,960
                                                                                                      -------

Total Investments - 100% (cost $113,296)                                                             $105,826
----------------------------------------                                                              =======


Putnam/JNL Midcap Growth Fund
Common Stocks - 95.1%
---------------------
Advertising - 0.9%
   Interpublic Group Cos. Inc.                                                             1         $     23
   Lamar Advertising Co. (b)                                                               6              217
                                                                                                      -------
                                                                                                          240
Aerospace & Defense - 0.6%
   L-3 Communications Holdings Inc. (b)                                                    2              130
   Northrop Grumman Corp.                                                                 --               27
                                                                                                          157
Apparel - 0.5%
   Columbia Sportswear Co. (b)                                                             3               99
   Jones Apparel Group Inc. (b)                                                            1               24
                                                                                                      -------
                                                                                                          123
Auto Parts & Equipment - 0.4%
   Lear Corp. (b)                                                                          2              111

Banks - 5.3%
   Charter One Financial Inc.                                                              5              158
   First Tennessee National Corp.                                                          3              115
   Investors Financial Services Corp.                                                      5              158
   M&T Bank Corp.                                                                          3              257
   North Fork Bancorp. Inc.                                                                5              201
   Northern Trust Corp.                                                                    2               97
   SouthTrust Corp.                                                                        2               41
   Zions Bancorp                                                                           7              386
                                                                                                      -------
                                                                                                        1,413
Beverages - 0.5%
   Pepsi Bottling Group Inc.                                                               5              142

Biotechnology - 2.4%
   Affymetrix Inc. (b)                                                                     1               13
   Charles River Laboratories International Inc. (b)                                       1               28
   Chiron Corp. (b)                                                                       --               14
   Enzon Inc. (b)                                                                          1               26
   Genzyme Corp. - General Division (b)                                                    7              132
   IDEC Pharmaceuticals Corp. (b)                                                          7              253
   Immunex Corp. (b)                                                                       5              120
   Invitrogen Corp. (b)                                                                    1               26
   Protein Design Labs Inc. (b)                                                            1               13
   Qiagen NV (b)                                                                           1               14
                                                                                                      -------
                                                                                                          639
Chemicals - 1.4%
   Ecolab Inc.                                                                             8              361

Commercial Services - 2.2%
   Apollo Group Inc. (b)                                                                   3              101
   Caremark Rx Inc. (b)                                                                   16              266
   Concord EFS Inc. (b)                                                                    3               77
   Convergys Corp. (b)                                                                     7              140
                                                                                                      -------
                                                                                                          584
Computers - 6.2%
   Affiliated Computer Services Inc. - Class A (b)                                         8              374
   BISYS Group Inc. (b)                                                                    5              178
   Brocade Communications Systems Inc. (b)                                                 1               19
   DST Systems Inc. (b)                                                                    4              201
   Henry (Jack) & Associates Inc.                                                          4               64
   Lexmark International Inc. (b)                                                          6              337
   McData Corp. (b)                                                                        6               51
   Mentor Graphics Corp. (b)                                                               2               31
   Network Appliance Inc. (b)                                                              1               15
   Sungard Data Systems Inc. (b)                                                          11              278
   Synopsys Inc. (b)                                                                       1               28
   Veritas Software Corp. (b)                                                              4               76
                                                                                                      -------
                                                                                                        1,652
Cosmetics & Personal Care - 1.2%
   Alberto-Culver Co. - Class B                                                            1               25
   Estee Lauder Cos. Inc.                                                                  8              285
                                                                                                      -------
                                                                                                          310
Diversified Financial Services - 2.7%
   AmeriCredit Corp. (b)                                                                   8              236
   Bear Stearns Cos. Inc.                                                                  1               56
   Capital One Financial Corp.                                                             1               87
   Investment Technology Group Inc. (b)                                                    1               39
   Legg Mason Inc.                                                                         3              143
   Metris Cos. Inc.                                                                        3               23
   SLM Corp.                                                                               1               64
   Waddell & Reed Financial Inc. - Class A                                                 3               73
                                                                                                      -------
                                                                                                          721
Electric - 1.9%
   Entergy Corp.                                                                           6              242
   Mirant Corp. (b)                                                                        2               12
   Progress Energy Inc.                                                                    5              260
                                                                                                      -------
                                                                                                          514
Electronics - 0.9%
   Applera Corp. - Applied Biosystems Group                                                1               15
   Celestica Inc. (b)                                                                      4               89
   FEI Co. (b)                                                                             1               18
   Jabil Circuit Inc. (b)                                                                  2               48
   Photon Dynamics Inc. (b)                                                                1               39
   Symbol Technologies Inc.                                                                3               25
                                                                                                      -------
                                                                                                          234
Entertainment - 1.1%
   International Game Technology (b)                                                       5              294

Food - 0.7%
   Sysco Corp.                                                                             7              185

Healthcare - 9.7%
   Alcon Inc. (b)                                                                          2               75
   Apogent Technologies Inc. (b)                                                           6              125
   Biomet Inc.                                                                            10              274
   Cytyc Corp. (b)                                                                         7               53
   Guidant Corp. (b)                                                                       5              148
   Health Management Associates Inc. (b)                                                   9              185
   Health Net Inc. (b)                                                                     2               46
   Idexx Laboratories Inc. (b)                                                             6              144
   Laboratory Corp. of America Holdings (b)                                               10              435
   Quest Diagnostics Inc. (b)                                                              4              337
   St. Jude Medical Inc. (b)                                                               3              194
   Stryker Corp. (b)                                                                       1               78
   Trigon Healthcare Inc. (b)                                                              1               51
   Universal Health Services Inc. (b)                                                      3              128
   Zimmer Holdings Inc. (b)                                                                9              315
                                                                                                      -------
                                                                                                        2,588
Household Products - 0.9%
   Fortune Brands Inc.                                                                     1               36
   Newell Rubbermaid Inc.                                                                  6              214
                                                                                                      -------
                                                                                                          250
Insurance - 1.4%
   ACE Ltd.                                                                                8              257
   AMBAC Financial Group Inc.                                                              1               65
   Arthur J. Gallagher & Co.                                                               1               35
   Everest Re Group Ltd.                                                                  --               22
                                                                                                      -------
                                                                                                          379
Internet - 1.9%
   Internet Security Systems Inc. (b)                                                      6               80
   Matrixone Inc. (b)                                                                      2               11
   Network Associates Inc. (b)                                                             7              126
   Symantec Corp.                                                                          7              239
   TIBCO Software Inc. (b)                                                                 4               22
   VeriSign Inc. (b)                                                                       2               18
   webMethods Inc. (b)                                                                     1               12
                                                                                                      -------
                                                                                                          508
Leisure Time - 0.9%
   Harley-Davidson Inc.                                                                    1               75
   Royal Caribbean Cruises Ltd.                                                            5               96
   USA Interactive (b)                                                                     2               57
                                                                                                      -------
                                                                                                          228
Lodging - 1.5%
   Four Seasons Hotels Inc.                                                                2              108
   Harrah's Entertainment Inc. (b)                                                         3              120
   Marriott International Inc. - Class A                                                   3              122
   MGM MIRAGE (b)                                                                          1               41
                                                                                                      -------
                                                                                                          391
Machinery - 0.5%
   Brooks-PRI Automation Inc. (b)                                                          3               64
   Dover Corp.                                                                             2               63
                                                                                                      -------
                                                                                                          127
Media - 0.3%
   Charter Communications Inc. (b)                                                         2                7
   Univision Communications Inc. (b)                                                       1               29
   Westwood One Inc. (b)                                                                   1               45
                                                                                                      -------
                                                                                                           81
Oil & Gas Producers - 4.4%
   Burlington Resources Inc.                                                               4              161
   EOG Resources Inc.                                                                      1               50
   Globalsantafe Corp.                                                                    10              268
   Kerr-McGee Corp.                                                                       --               20
   Murphy Oil Corp.                                                                        3              240
   Nabors Industries Ltd. (b)                                                              1               21
   Noble Corp. (b)                                                                         8              290
   Transocean Inc.                                                                         1               39
   Valero Energy Corp.                                                                     2               83
                                                                                                      -------
                                                                                                        1,172

Oil & Gas Services - 2.8%
   Cooper Cameron Corp. (b)                                                                5              262
   Smith International Inc. (b)                                                            7              477
                                                                                                      -------
                                                                                                          739
Pharmaceuticals - 11.0%
   Abgenix Inc. (b)                                                                        3               27
   AdvancePCS (b)                                                                          6              132
   Allergan Inc.                                                                           3              209
   AmerisourceBergen Corp.                                                                 7              533
   Andrx Group (b)                                                                        10              258
   Barr Laboratories Inc. (b)                                                              1               45
   Celgene Corp. (b)                                                                       1               12
   Cephalon Inc. (b)                                                                       2              111
   Express Scripts Inc. - Class A (b)                                                      5              266
   Forest Laboratories Inc. (b)                                                            1               58
   Gilead Sciences Inc. (b)                                                               10              335
   IVAX Corp. (b)                                                                          2               22
   King Pharmaceuticals Inc. (b)                                                          10              217
   Ligand Pharmaceuticals Inc. - Class B (b)                                               1               15
   MedImmune Inc. (b)                                                                     14              367
   Scios Inc. (b)                                                                          1               33
   Shire Pharmaceuticals Group Plc - ADR (b)                                               7              172
   Teva Pharmaceutical Industries Ltd. - ADR                                               2              114
   Trimeris Inc. (b)                                                                      --               12
                                                                                                      -------
                                                                                                        2,938
Retail - 13.8%
   Autozone Inc. (b)                                                                       2              165
   Bed Bath & Beyond Inc. (b)                                                              8              309
   Best Buy Co. Inc. (b)                                                                   1               42
   Big Lots Inc. (b)                                                                       5               98
   CDW Computer Centers Inc. (b)                                                           2               98
   Darden Restaurants Inc.                                                                 1               19
   Dollar Tree Stores Inc. (b)                                                             4              146
   Family Dollar Stores Inc.                                                               8              289
   Krispy Kreme Doughnuts Inc. (b)                                                         4              135
   Michaels Stores Inc. (b)                                                                3              110
   Office Depot Inc. (b)                                                                   6               97
   RadioShack Corp.                                                                        6              179
   Ross Stores Inc.                                                                        1               32
   Staples Inc. (b)                                                                       16              312
   Starbucks Corp. (b)                                                                    23              560
   Talbots Inc.                                                                            1               41
   Tiffany & Co.                                                                           3               94
   TJX Cos. Inc.                                                                          20              384
   Wendy's International Inc.                                                              3              132
   Williams-Sonoma Inc. (b)                                                                5              156
   Yum! Brands Inc. (b)                                                                   10              279
                                                                                                      -------
                                                                                                        3,677
Savings & Loans - 0.2%
   Greenpoint Financial Corp.                                                              1               65

Semiconductors - 8.7%
   Broadcom Corp. (b)                                                                      8              147
   Dupont Photomasks Inc. (b)                                                              1               42
   Emulex Corp. (b)                                                                        9              194
   Integrated Device Technology Inc. (b)                                                   6              100
   KLA-Tencor Corp. (b)                                                                    2               78
   Lam Research Corp. (b)                                                                  9              153
   Linear Technology Corp.                                                                 6              189
   LSI Logic Corp. (b)                                                                    16              137
   LTX Corp. (b)                                                                           2               34
   Marvell Technology Group Ltd. (b)                                                       5              103
   Maxim Integrated Products Inc. (b)                                                      1               44
   Micrel Inc. (b)                                                                         9              135
   Microchip Technology Inc. (b)                                                           4              111
   Novellus Systems Inc. (b)                                                               5              177
   Nvidia Corp. (b)                                                                        1               11
   PMC - Sierra Inc. (b)                                                                  16              150
   QLogic Corp. (b)                                                                        6              234
   Semtech Corp. (b)                                                                       5              139
   Skyworks Solutions Inc. (b)                                                             1                3
   Teradyne Inc. (b)                                                                       6              132
                                                                                                      -------
                                                                                                        2,313
Software - 5.5%
   Adobe Systems Inc.                                                                      7              202
   BEA Systems Inc. (b)                                                                    1               11
   Business Objects SA - ADR (b)                                                           3               72
   ChoicePoint Inc. (b)                                                                    1               41
   Electronic Arts Inc. (b)                                                                5              316
   Fiserv Inc. (b)                                                                         7              244
   Intuit Inc. (b)                                                                         1               53
   Manugistics Group Inc. (b)                                                              2                9
   Mercury Interactive Corp. (b)                                                           1               21
   NetIQ Corp. (b)                                                                         5              122
   PeopleSoft Inc. (b)                                                                     6               83
   Precise Software Solutions Ltd. (b)                                                     1                6
   Retek Inc. (b)                                                                          1               36
   SEI Investments Co.                                                                     6              158
   Siebel Systems Inc. (b)                                                                 6               84
                                                                                                      -------
                                                                                                        1,458
Telecommunications - 0.8%
   Amdocs Ltd. (b)                                                                         1               11
   CenturyTel Inc.                                                                         7              192
   Telephone & Data Systems Inc.                                                          --               21
   Time Warner Telecom Inc. (b)                                                            1                2
                                                                                                      -------
                                                                                                          226
Telecommunications Equipment - 0.6%
   Extreme Networks Inc. (b)                                                              16              154
   Sonus Networks Inc. (b)                                                                 4                8
                                                                                                      -------
                                                                                                          162
Textiles - 1.0%
   Cintas Corp.                                                                            5              267

Wireless Telecommunications - 0.3%
   RF Micro Devices Inc. (b)                                                              10               74
   Western Wireless Corp. (b)                                                              1                4
                                                                                                      -------
                                                                                                           78
                                                                                                      -------

   Total Common Stocks (cost $28,446)                                                                  25,327
                                                                                                      -------

Short Term Investments - 4.9%
-----------------------------
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.89% (a)                                                 1                1
Repurchase Agreement - 4.9%
   Repurchase Agreement with Lehman Brothers, 1.00%, (Collateralized by $1,175
   Federal National Mortgage Association, 7.125%, due 06/15/10, market value
   $1,321) acquired on 06/28/02, due 07/01/02                                       $  1,295            1,295
                                                                                                      -------

   Total Short Term Investments (cost $1,296)                                                           1,296
                                                                                                      -------

Total Investments - 100% (cost $29,742)                                                              $ 26,623
---------------------------------------                                                               =======


Putnam/JNL Value Equity Fund
Common Stocks - 97.4%
---------------------
Aerospace & Defense - 1.5%
   Boeing Co.                                                                             56         $  2,511
   Lockheed Martin Corp.                                                                  30            2,078
                                                                                                      -------
                                                                                                        4,589
Banks - 9.8%
   Bank of America Corp.                                                                  54            3,771
   Bank of New York Co. Inc.                                                             131            4,431
   Charter One Financial Inc.                                                             43            1,468
   Comerica Inc.                                                                          51            3,125
   US Bancorp                                                                            291            6,788
   Wachovia Corp.                                                                         56            2,146
   Wells Fargo & Co.                                                                     120            5,992
   Zions Bancorp                                                                          25            1,319
                                                                                                      -------
                                                                                                       29,040
Beverages - 3.5%
   Anheuser-Busch Cos. Inc.                                                               50            2,510
   Coca-Cola Co.                                                                         131            7,336
   Pepsi Bottling Group Inc.                                                              18              557
                                                                                                      -------
                                                                                                       10,403
Chemicals - 2.2%
   Dow Chemical Co.                                                                       73            2,520
   Du Pont (E.I.) de Nemours & Co.                                                        25            1,114
   PPG Industries Inc.                                                                    47            2,885
                                                                                                      -------
                                                                                                        6,519
Commercial Services - 2.1%
   Cendant Corp. (b)                                                                     183            2,901
   Convergys Corp. (b)                                                                     9              183
   KPMG Consulting Inc. (b)                                                              145            2,161
   McKesson Corp.                                                                         28              919
                                                                                                      -------
                                                                                                        6,164
Computers - 3.6%
   Hewlett-Packard Co.                                                                   356            5,442
   International Business Machines Corp.                                                  61            4,421
   Lexmark International Inc. (b)                                                         17              903
                                                                                                      -------
                                                                                                       10,766
Cosmetics & Personal Care - 1.7%
   Colgate-Palmolive Co.                                                                  55            2,743
   Kimberly-Clark Corp.                                                                   38            2,362
                                                                                                      -------
                                                                                                        5,105
Diversified Financial Services - 10.8%
   Citigroup Inc.                                                                        267           10,339
   Fannie Mae                                                                             60            4,403
   Freddie Mac                                                                            72            4,388
   Goldman Sachs Group Inc.                                                               29            2,142
   Household International Inc.                                                           56            2,773
   JP Morgan Chase & Co.                                                                 152            5,139
   Morgan Stanley Dean Witter & Co.                                                       66            2,834
                                                                                                      -------
                                                                                                       32,018
Electric - 4.3%
   Cinergy Corp.                                                                          32            1,144
   Entergy Corp.                                                                          61            2,568
   FirstEnergy Corp.                                                                      67            2,230
   NiSource Inc.                                                                          85            1,853
   PG&E Corp. (b)                                                                         85            1,528
   PPL Corp.                                                                              22              728
   Progress Energy Inc.                                                                   54            2,819
                                                                                                      -------
                                                                                                       12,870
Electrical Components & Equipment - 0.5%
   Emerson Electric Co.                                                                   29            1,546

Electronics - 0.9%
   Parker Hannifin Corp.                                                                  33            1,596
   Solectron Corp. (b)                                                                   176            1,083
                                                                                                      -------
                                                                                                        2,679
Environmental Control - 0.9%
   Waste Management Inc.                                                                 105            2,746

Food - 1.1%
   Kraft Foods Inc.                                                                       48            1,957
   Safeway Inc. (b)                                                                       44            1,288
                                                                                                      -------
                                                                                                        3,245
Forest Products & Paper - 1.0%
   Abitibi-Consolidated Inc.                                                             161            1,483
   International Paper Co.                                                                35            1,517
                                                                                                      -------
                                                                                                        3,000
Healthcare - 3.7%
   Anthem Inc. (b)                                                                        35            2,375
   Johnson & Johnson                                                                     143            7,458
   Zimmer Holdings Inc. (b)                                                               33            1,173
                                                                                                      -------
                                                                                                       11,006
Household Products - 2.0%
   Avery Dennison Corp.                                                                   35            2,221
   Fortune Brands Inc.                                                                    52            2,884
   Newell Rubbermaid Inc.                                                                 27              957
                                                                                                      -------
                                                                                                        6,062
Insurance - 3.9%
   ACE Ltd.                                                                               71            2,240
   American International Group Inc.                                                      41            2,811
   Cigna Corp.                                                                            35            3,429
   XL Capital Ltd.                                                                        35            2,999
                                                                                                      -------
                                                                                                       11,479
Leisure Time - 0.2%
   Royal Caribbean Cruises Ltd.                                                           35              686

Lodging - 0.4%
   Marriott International Inc. - Class A                                                  29            1,088

Manufacturing - 3.1%
   General Electric Co.                                                                  137            3,991
   Ingersoll-Rand Co. - Class A                                                           48            2,183
   Tyco International Ltd.                                                               213            2,878
                                                                                                      -------
                                                                                                        9,052
Media - 2.4%
   Comcast Corp. (b)                                                                      59            1,397
   Liberty Media Corp. (b)                                                               251            2,507
   Walt Disney Co.                                                                       170            3,211
                                                                                                      -------
                                                                                                        7,115
Mining - 1.0%
   Alcoa Inc.                                                                             31            1,021
   Arch Coal Inc.                                                                         45            1,024
   Peabody Energy Corp.                                                                   33              928
                                                                                                      -------
                                                                                                        2,973
Oil & Gas Producers - 9.7%
   Anadarko Petroleum Corp.                                                               25            1,223
   Exxon Mobil Corp.                                                                     264           10,811
   Phillips Petroleum Co.                                                                 48            2,822
   Royal Dutch Petroleum Co. - NYS                                                       212           11,690
   Unocal Corp.                                                                           56            2,050
                                                                                                      -------
                                                                                                       28,596
Oil & Gas Services - 0.5%
   Schlumberger Ltd.                                                                      31            1,428

Packaging & Containers - 0.5%
   Smurfit-Stone Container Corp. (b)                                                     104            1,599

Pharmaceuticals - 9.9%
   Abbott Laboratories                                                                    42            1,570
   Bristol-Myers Squibb Co.                                                               55            1,416
   Cardinal Health Inc.                                                                   26            1,566
   King Pharmaceuticals Inc. (b)                                                          32              710
   Merck & Co. Inc.                                                                      119            6,031
   Pfizer Inc.                                                                           275            9,608
   Pharmacia Corp.                                                                        75            2,800
   Schering-Plough Corp.                                                                 106            2,598
   Wyeth                                                                                  57            2,892
                                                                                                      -------
                                                                                                       29,191
Pipelines - 0.4%
   Dynegy Inc. - Class A                                                                 145            1,042

Real Estate - 0.7%
   Boston Properties Inc.                                                                 52            2,077

Retail - 2.5%
   J.C. Penney Co. Inc.                                                                   93            2,048
   Limited Brands Inc.                                                                    62            1,312
   McDonald's Corp.                                                                       56            1,602
   Office Depot Inc. (b)                                                                 107            1,794
   TJX Cos. Inc.                                                                          38              737
                                                                                                      -------
                                                                                                        7,493
Semiconductors - 2.4%
   Intel Corp.                                                                           358            6,541
   LSI Logic Corp. (b)                                                                    78              684
                                                                                                      -------
                                                                                                        7,225
Software - 2.1%
   Automatic Data Processing Inc.                                                         31            1,350
   BMC Software Inc. (b)                                                                 150            2,493
   Computer Associates International Inc.                                                144            2,285
   PeopleSoft Inc. (b)                                                                    16              240
                                                                                                      -------
                                                                                                        6,368
Telecommunications - 3.5%
   BellSouth Corp.                                                                        71            2,246
   Qwest Communications International Inc. (b)                                           141              396
   SBC Communications Inc.                                                               144            4,380
   Sprint Corp. - FON Group                                                              105            1,109
   Verizon Communications Inc.                                                            54            2,155
                                                                                                      -------
                                                                                                       10,286
Tobacco - 3.1%
   Philip Morris Cos. Inc.                                                               203            8,867

Transportation - 1.2%
   Union Pacific Corp.                                                                    52            3,279

Wireless Telecommunications - 0.3%
   AT&T Wireless Services Inc. (b)                                                       151              882
                                                                                                      -------

   Total Common Stocks (cost $325,160)                                                                288,484
                                                                                                      -------

Preferred Stocks - 0.4%
-----------------------
Auto Manufacturers - 0.1%
   General Motors Corp.                                                                   14              376

Diversified Financial Services - 0.3%
   Ford Motor Co. Capital Trust II                                                        15              827
                                                                                                      -------

   Total Preferred Stocks (cost $1,093)                                                                 1,203
                                                                                                      -------

Short Term Investments - 2.2%
-----------------------------
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.89% (a)                                                --               --

Repurchase Agreement - 2.2%
   Repurchase Agreement with Lehman Brothers, 1.00%, (Collateralized by $6,000
   Federal National Mortgage Association, 6.625%, due 09/15/09, market value
   $6,564) acquired on 06/28/02, due 07/01/02                                       $  6,549            6,549
                                                                                                      -------

   Total Short Term Investments (cost $6,549)                                                           6,549
                                                                                                      -------

Total Investments - 100% (cost $332,802)                                                             $296,236
----------------------------------------                                                              =======


S&P/JNL Aggressive Growth Fund
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 89.5%
   Alliance Capital/JNL Growth Fund                                                      342         $  3,118
   Janus/JNL Aggressive Growth Fund                                                      120            1,715
   J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund                                     640            4,431
   Lazard/JNL Mid Cap Value Fund                                                          43              491
   Lazard/JNL Small Cap Value Fund                                                        75              831
   Oppenheimer/JNL Global Growth Fund                                                    130            1,112
   Putnam/JNL Midcap Fund                                                                119              695
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                  30              623
                                                                                                      -------
                                                                                                       13,016
Income - 10.5%
   PIMCO/JNL Total Return Bond Fund                                                       63              690
   Salomon Brothers/JNL Global Bond Fund                                                  16              171
   Salomon Brothers/JNL High Yield Bond Fund                                              90              662
                                                                                                      -------
                                                                                                        1,523
                                                                                                      -------

   Total Investment Company Securities (cost $19,041)                                                  14,539
                                                                                                      -------

Total Investments - 100% (cost $19,041)                                                              $ 14,539
---------------------------------------                                                               =======


S&P/JNL Aggressive Growth Fund I
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 31.5%
   Alger/JNL Growth Fund                                                                 219         $  2,909
   Alliance Capital/JNL Growth Fund                                                      418            3,815
   Eagle/JNL SmallCap Equity Fund                                                        374            5,286
   Janus/JNL Aggressive Growth Fund                                                      195            2,785
   Lazard/JNL Mid Cap Value Fund                                                         196            2,256
   Lazard/JNL Small Cap Value Fund                                                       513            5,716
   Oppenheimer/JNL Global Growth Fund                                                    900            7,698
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                 157            3,235
                                                                                                      -------
                                                                                                       33,700
Growth - 30.6%
   AIM/JNL Premier Equity II Fund                                                        217            1,984
   Eagle/JNL Core Equity Fund                                                          1,055           13,751
   Putnam/JNL Equity Fund                                                                208            3,010
   T. Rowe Price/JNL Established Growth Fund                                             992           13,932
                                                                                                      -------
                                                                                                       32,677
Growth & Income - 22.6%
   Janus/JNL Balanced Fund                                                               260            2,282
   Putnam/JNL Value Equity Fund                                                          215            3,140
   T. Rowe Price/JNL Value Fund                                                        1,808           18,764
                                                                                                      -------
                                                                                                       24,186
Income - 15.3%
   PIMCO/JNL Total Return Bond Fund                                                      543            5,965
   PPM America/JNL High Yield Bond Fund                                                1,125            9,134
   Salomon Brothers/JNL Global Bond Fund                                                 111            1,181
                                                                                                      -------
                                                                                                       16,280
                                                                                                      -------

   Total Investment Company Securities (cost $124,683)                                                106,843
                                                                                                      -------

Total Investments - 100% (cost $124,683)                                                             $106,843
----------------------------------------                                                              =======


S&P/JNL Aggressive Growth Fund II
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 58.0%
   Alliance Capital/JNL Growth Fund                                                      134         $  1,225
   Janus/JNL Aggressive Growth Fund                                                       24              341
   Lazard/JNL Mid Cap Value Fund                                                           9              105
   Lazard/JNL Small Cap Value Fund                                                        24              267
   Oppenheimer/JNL Global Growth Fund                                                     54              461
   Putnam/JNL Midcap Fund                                                                 38              224
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                   7              150
                                                                                                      -------
                                                                                                        2,773
Growth - 8.7%
   AIM/JNL Premier Equity II Fund                                                         10               92
   Putnam/JNL Equity Fund                                                                 22              323
                                                                                                      -------
                                                                                                          415
Growth & Income - 16.3%
   Putnam/JNL Value Equity Fund                                                           53              777

Income - 17.0%
   PIMCO/JNL Total Return Bond Fund                                                       30              333
   Salomon Brothers/JNL Global Bond Fund                                                  10              111
   Salomon Brothers/JNL High Yield Bond Fund                                              51              373
                                                                                                      -------
                                                                                                          817
                                                                                                      -------

   Total Investment Company Securities (cost $6,084)                                                    4,782
                                                                                                      -------

Total Investments - 100% (cost $6,084)                                                               $  4,782
--------------------------------------                                                                =======


S&P/JNL Conservative Growth Fund
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 43.6%
   Alliance Capital/JNL Growth Fund                                                      236         $  2,153
   Janus/JNL Aggressive Growth Fund                                                       73            1,048
   J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund                                     408            2,822
   Oppenheimer/JNL Global Growth Fund                                                     73              622
                                                                                                      -------
                                                                                                        6,645
Money Market Funds - 16.5%
   PPM America/JNL Money Market Fund                                                   2,507            2,507

Growth & Income - 10.4%
   Janus/JNL Growth & Income Fund                                                         46              303
   Salomon Brothers/JNL Balanced Fund                                                    129            1,275
                                                                                                      -------
                                                                                                        1,578
Income - 29.5%
   PIMCO/JNL Total Return Bond Fund                                                      230            2,532
   Salomon Brothers/JNL Global Bond Fund                                                  63              668
   Salomon Brothers/JNL High Yield Bond Fund                                             177            1,297
                                                                                                      -------
                                                                                                        4,497
                                                                                                      -------

   Total Investment Company Securities (cost $17,660)                                                  15,227
                                                                                                      -------

Total Investments - 100% (cost $17,660)                                                              $ 15,227
---------------------------------------                                                               =======


S&P/JNL Conservative Growth Fund I
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 5.3%
   Alger/JNL Growth Fund                                                                 138         $  1,829
   Alliance Capital/JNL Growth Fund                                                      395            3,602
   J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund                                     815            5,640
                                                                                                      -------
                                                                                                       11,071
Money Market Funds - 11.7%
   PPM America/JNL Money Market Fund                                                  24,319           24,319

Growth - 27.2%
   AIM/JNL Premier Equity II Fund                                                        205            1,865
   Eagle/JNL Core Equity Fund                                                          1,524           19,863
   Mellon Capital Management/JNL International Index Fund                                657            6,686
   Mellon Capital Management/JNL S&P 500 Index Fund                                    1,107            9,641
   T. Rowe Price/JNL Established Growth Fund                                           1,334           18,738
                                                                                                      -------
                                                                                                       56,793
Growth & Income - 19.7%
   Janus/JNL Balanced Fund                                                               244            2,137
   PPM America/JNL Balanced Fund                                                         155            2,231
   Putnam/JNL Value Equity Fund                                                          538            7,864
   T. Rowe Price/JNL Value Fund                                                        2,787           28,930
                                                                                                      -------
                                                                                                       41,162
Income - 36.1%
   Mellon Capital Management/JNL Bond Index Fund                                         880            9,015
   PIMCO/JNL Total Return Bond Fund                                                    1,828           20,089
   PPM America/JNL High Yield Bond Fund                                                1,579           12,825
   Salomon Brothers/JNL Global Bond Fund                                               1,666           17,664
   Salomon Brothers/JNL U.S. Government & Quality Bond Fund                            1,357           15,766
                                                                                                      -------
                                                                                                       75,359
                                                                                                      -------

   Total Investment Company Securities (cost $225,839)                                                208,704
                                                                                                      -------

Total Investments - 100% (cost $225,839)                                                             $208,704
----------------------------------------                                                              =======


S&P/JNL Conservative Growth Fund II
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 28.2%
   Alliance Capital/JNL Growth Fund                                                      259         $  2,365
   Janus/JNL Aggressive Growth Fund                                                       40              576
   Oppenheimer/JNL Global Growth Fund                                                     95              815
                                                                                                      -------
                                                                                                        3,756
Growth - 5.6%
   AIM/JNL Premier Equity II Fund                                                         27              245
   Putnam/JNL Equity Fund                                                                 34              497
                                                                                                      -------
                                                                                                          742
Growth & Income - 27.0%
   Putnam/JNL Value Equity Fund                                                          150            2,200
   Salomon Brothers/JNL Balanced Fund                                                    141            1,391
                                                                                                      -------
                                                                                                        3,591
Income - 39.2%
   PIMCO/JNL Total Return Bond Fund                                                      161            1,770
   Salomon Brothers/JNL Global Bond Fund                                                 165            1,750
   Salomon Brothers/JNL High Yield Bond Fund                                             232            1,697
                                                                                                      -------
                                                                                                        5,217
                                                                                                      -------

   Total Investment Company Securities (cost $15,041)                                                  13,306
                                                                                                      -------

Total Investments - 100% (cost $15,041)                                                              $ 13,306
---------------------------------------                                                               =======


S&P/JNL Core Index 50 Fund
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 40.0%
   Alger/JNL Growth Fund                                                                   5         $     72
   Alliance Capital/JNL Growth Fund                                                       12              108
   Eagle/JNL SmallCap Equity Fund                                                          3               36
   Janus/JNL Aggressive Growth Fund                                                        2               35
   J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund                                       3               18
   Lazard/JNL Mid Cap Value Fund                                                           3               38
   Lazard/JNL Small Cap Value Fund                                                         5               57
   Mellon Capital Management/JNL S&P 400 Midcap Index Fund                                11              112
   Mellon Capital Management/JNL Small Cap Index Fund                                      8               74
   Oppenheimer/JNL Global Growth Fund                                                     11               94
   Oppenheimer/JNL Growth Fund                                                             5               38
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                   3               54
                                                                                                      -------
                                                                                                          736
Growth - 54.0%
   AIM/JNL Premier Equity II Fund                                                          2               18
   Eagle/JNL Core Equity Fund                                                              9              111
   Mellon Capital Management/JNL International Index Fund                                 10               98
   Mellon Capital Management/JNL S&P 500 Index Fund                                       71              621
   T. Rowe Price/JNL Established Growth Fund                                              10              144
                                                                                                      -------
                                                                                                          992
Growth & Income - 6.0%
   Putnam/JNL Value Equity Fund                                                            1               18
   T. Rowe Price/JNL Value Fund                                                            9               92
                                                                                                      -------
                                                                                                          110
                                                                                                      -------

   Total Investment Company Securities (cost $2,000)                                                    1,838
                                                                                                      -------

Total Investments - 100% (cost $2,000)                                                               $  1,838
--------------------------------------                                                                =======


S&P/JNL Core Index 75 Fund
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 40.4%
   Alger/JNL Growth Fund                                                                   3         $     43
   Alliance Capital/JNL Growth Fund                                                        7               64
   Eagle/JNL SmallCap Equity Fund                                                          3               43
   Janus/JNL Aggressive Growth Fund                                                        1               21
   J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund                                      53              365
   Lazard/JNL Mid Cap Value Fund                                                           2               22
   Lazard/JNL Small Cap Value Fund                                                         4               45
   Mellon Capital Management/JNL S&P 400 Midcap Index Fund                                 9               89
   Mellon Capital Management/JNL Small Cap Index Fund                                      9               91
   Oppenheimer/JNL Global Growth Fund                                                      5               45
   Oppenheimer/JNL Growth Fund                                                             3               22
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                   2               44
                                                                                                      -------
                                                                                                          894
Growth - 40.6%
   AIM/JNL Premier Equity II Fund                                                          2               21
   Eagle/JNL Core Equity Fund                                                              3               44
   Mellon Capital Management/JNL International Index Fund                                 11              117
   Mellon Capital Management/JNL S&P 500 Index Fund                                       75              650
   T. Rowe Price/JNL Established Growth Fund                                               5               64
                                                                                                      -------
                                                                                                          896
Growth & Income - 3.0%
   Putnam/JNL Value Equity Fund                                                            1               22
   T. Rowe Price/JNL Value Fund                                                            4               44
                                                                                                      -------
                                                                                                           66
Income - 16.0%
   Mellon Capital Management/JNL Bond Index Fund                                          34              353
                                                                                                      -------

   Total Investment Company Securities (cost $2,318)                                                    2,209
                                                                                                      -------

Total Investments - 100% (cost $2,318)                                                               $  2,209
--------------------------------------                                                                =======


S&P/JNL Core Index 100 Fund
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 36.6%
   J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund                                     226         $  1,565
   Mellon Capital Management/JNL S&P 400 Midcap Index Fund                                31              300
   Mellon Capital Management/JNL Small Cap Index Fund                                     38              366
                                                                                                      -------
                                                                                                        2,231
Money Market Funds - 10.6%
   PPM America/JNL Money Market Fund                                                     644              644

Growth - 31.2%
   Mellon Capital Management/JNL International Index Fund                                 31              318
   Mellon Capital Management/JNL S&P 500 Index Fund                                      182            1,582
                                                                                                      -------
                                                                                                        1,900
Income - 21.6%
   Mellon Capital Management/JNL Bond Index Fund                                         128            1,314
                                                                                                      -------

   Total Investment Company Securities (cost $6,439)                                                    6,089
                                                                                                      -------

Total Investments - 100% (cost $6,439)                                                               $  6,089
--------------------------------------                                                                =======


S&P/JNL Equity Aggressive Growth Fund I
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 53.7%
   Alger/JNL Growth Fund                                                                 179            2,375
   Alliance Capital/JNL Growth Fund                                                      475            4,334
   Eagle/JNL SmallCap Equity Fund                                                        105            1,486
   Janus/JNL Aggressive Growth Fund                                                       68              974
   Lazard/JNL Mid Cap Value Fund                                                         242            2,778
   Lazard/JNL Small Cap Value Fund                                                       144            1,609
   Oppenheimer/JNL Global Growth Fund                                                    226            1,931
   Oppenheimer/JNL Growth Fund                                                           134            1,097
   Putnam/JNL Midcap Fund                                                                116              680
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                 110            2,272
                                                                                                      -------
                                                                                                       19,536
Growth - 33.5%
   Eagle/JNL Core Equity Fund                                                            314            4,085
   Janus/JNL Global Equities Fund                                                        109            1,832
   T. Rowe Price/JNL Established Growth Fund                                             447            6,276
                                                                                                      -------
                                                                                                       12,193
Growth & Income - 12.8%
   T. Rowe Price/JNL Value Fund                                                          449            4,660
                                                                                                      -------

   Total Investment Company Securities (cost $44,434)                                                  36,389
                                                                                                      -------

Total Investments - 100% (cost $44,434)                                                              $ 36,389
---------------------------------------                                                               =======


S&P/JNL Equity Aggressive Growth Fund II
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 74.4%
   Alliance Capital/JNL Growth Fund                                                       66         $    605
   Janus/JNL Aggressive Growth Fund                                                       17              244
   Lazard/JNL Mid Cap Value Fund                                                          17              200
   Lazard/JNL Small Cap Value Fund                                                        14              152
   Oppenheimer/JNL Global Growth Fund                                                     14              122
   Oppenheimer/JNL Growth Fund                                                            20              161
   Putnam/JNL Midcap Fund                                                                 11               64
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                   6              119
                                                                                                      -------
                                                                                                        1,667
Growth - 8.1%
   Janus/JNL Global Equities Fund                                                          5               92
   Putnam/JNL Equity Fund                                                                  6               88
                                                                                                      -------
                                                                                                          180
Growth & Income - 17.5%
   Putnam/JNL Value Equity Fund                                                           27              392
                                                                                                      -------

   Total Investment Company Securities (cost $3,075)                                                    2,239
                                                                                                      -------

Total Investments - 100% (cost $3,075)                                                               $  2,239
--------------------------------------                                                                =======


S&P/JNL Equity Growth Fund I
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 50.7%
   Alger/JNL Growth Fund                                                                 715         $  9,509
   Alliance Capital/JNL Growth Fund                                                    1,535           14,014
   Eagle/JNL SmallCap Equity Fund                                                        553            7,831
   Janus/JNL Aggressive Growth Fund                                                      239            3,410
   Lazard/JNL Mid Cap Value Fund                                                         485            5,578
   Lazard/JNL Small Cap Value Fund                                                       635            7,070
   Oppenheimer/JNL Global Growth Fund                                                    794            6,785
   Oppenheimer/JNL Growth Fund                                                           470            3,850
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                 322            6,648
                                                                                                      -------
                                                                                                       64,695
Growth - 34.5%
   Eagle/JNL Core Equity Fund                                                          1,100           14,336
   Janus/JNL Global Equities Fund                                                        382            6,429
   T. Rowe Price/JNL Established Growth Fund                                           1,654           23,232
                                                                                                      -------
                                                                                                       43,997
Growth & Income - 14.8%
   Putnam/JNL Value Equity Fund                                                          264            3,867
   T. Rowe Price/JNL Value Fund                                                        1,446           15,007
                                                                                                      -------
                                                                                                       18,874
                                                                                                      -------

   Total Investment Company Securities (cost $156,832)                                                127,566
                                                                                                      -------

Total Investments - 100% (cost $156,832)                                                             $127,566
----------------------------------------                                                              =======


S&P/JNL Equity Growth Fund II
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 67.0%
   Alliance Capital/JNL Growth Fund                                                      243         $  2,223
   Janus/JNL Aggressive Growth Fund                                                       59              840
   Lazard/JNL Mid Cap Value Fund                                                          30              342
   Lazard/JNL Small Cap Value Fund                                                        31              347
   Oppenheimer/JNL Global Growth Fund                                                     49              416
   Putnam/JNL Midcap Fund                                                                 88              514
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                  20              408
                                                                                                      -------
                                                                                                        5,090
Growth - 11.1%
   Janus/JNL Global Equities Fund                                                         23              395
   Putnam/JNL Equity Fund                                                                 31              453
                                                                                                      -------
                                                                                                          848
Growth & Income - 21.9%
   Putnam/JNL Value Equity Fund                                                          114            1,662
                                                                                                      -------

   Total Investment Company Securities (cost $10,055)                                                   7,600
                                                                                                      -------

Total Investments - 100% (cost $10,055)                                                              $  7,600
---------------------------------------                                                               =======


S&P/JNL Moderate Growth Fund
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 63.7%
   Alliance Capital/JNL Growth Fund                                                      554         $  5,059
   Janus/JNL Aggressive Growth Fund                                                      192            2,736
   J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund                                     896            6,198
   Lazard/JNL Mid Cap Value Fund                                                          88            1,007
   Lazard/JNL Small Cap Value Fund                                                       122            1,363
   Oppenheimer/JNL Global Growth Fund                                                    229            1,961
   Putnam/JNL Midcap Fund                                                                 98              575
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                  47              961
                                                                                                      -------
                                                                                                       19,860
Growth & Income - 11.6%
   Janus/JNL Growth & Income Fund                                                        195            1,266
   Salomon Brothers/JNL Balanced Fund                                                    237            2,342
                                                                                                      -------
                                                                                                        3,608
Income - 24.7%
   PIMCO/JNL Total Return Bond Fund                                                      387            4,255
   Salomon Brothers/JNL Global Bond Fund                                                  99            1,053
   Salomon Brothers/JNL High Yield Bond Fund                                             325            2,385
                                                                                                      -------
                                                                                                        7,693
                                                                                                      -------

   Total Investment Company Securities (cost $36,681)                                                  31,161
                                                                                                      -------

Total Investments - 100% (cost $36,681)                                                              $ 31,161
---------------------------------------                                                               =======


S&P/JNL Moderate Growth Fund I
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 17.3%
   Alger/JNL Growth Fund                                                                 446         $  5,927
   Alliance Capital/JNL Growth Fund                                                      959            8,754
   Eagle/JNL SmallCap Equity Fund                                                        681            9,629
   Lazard/JNL Mid Cap Value Fund                                                         595            6,840
   Lazard/JNL Small Cap Value Fund                                                       932           10,387
   Oppenheimer/JNL Global Growth Fund                                                    781            6,681
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                 476            9,822
                                                                                                      -------
                                                                                                       58,040
Money Market Funds - 6.4%
   PPM America/JNL Money Market Fund                                                  21,499           21,499

Growth - 27.5%
   AIM/JNL Premier Equity II Fund                                                        663            6,041
   Eagle/JNL Core Equity Fund                                                          2,717           35,399
   Mellon Capital Management/JNL International Index Fund                              1,066           10,838
   Mellon Capital Management/JNL S&P 500 Index Fund                                      717            6,248
   T. Rowe Price/JNL Established Growth Fund                                           2,377           33,391
                                                                                                      -------
                                                                                                       91,917
Growth & Income - 24.1%
   Janus/JNL Balanced Fund                                                             1,185           10,389
   PPM America/JNL Balanced Fund                                                         504            7,232
   Putnam/JNL Value Equity Fund                                                          871           12,742
   T. Rowe Price/JNL Value Fund                                                        4,839           50,229
                                                                                                      -------
                                                                                                       80,592
Income - 24.7%
   Mellon Capital Management/JNL Bond Index Fund                                       1,070           10,960
   PIMCO/JNL Total Return Bond Fund                                                    1,975           21,706
   PPM America/JNL High Yield Bond Fund                                                1,707           13,859
   Salomon Brothers/JNL Global Bond Fund                                               2,026           21,450
   Salomon Brothers/JNL U.S. Government & QualityBond Fund                             1,257           14,604
                                                                                                      -------
                                                                                                       82,579
                                                                                                      -------

   Total Investment Company Securities (cost $365,848)                                                334,627
                                                                                                      -------

Total Investments - 100% (cost $365,848)                                                             $334,627
----------------------------------------                                                              =======


S&P/JNL Moderate Growth Fund II
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 40.6%
   Alliance Capital/JNL Growth Fund                                                      324         $  2,960
   Janus/JNL Aggressive Growth Fund                                                       64              909
   Lazard/JNL Mid Cap Value Fund                                                          32              372
   Lazard/JNL Small Cap Value Fund                                                        68              755
   Oppenheimer/JNL Global Growth Fund                                                    148            1,267
   Putnam/JNL Midcap Fund                                                                 54              318
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                  26              532
                                                                                                      -------
                                                                                                        7,113
Growth - 7.5%
   AIM/JNL Premier Equity II Fund                                                         36              325
   Putnam/JNL Equity Fund                                                                 68              985
                                                                                                      -------
                                                                                                        1,310
Growth & Income - 23.3%
   Putnam/JNL Value Equity Fund                                                          153            2,234
   Salomon Brothers/JNL Balanced Fund                                                    188            1,853
                                                                                                      -------
                                                                                                        4,087
Income - 28.6%
   PIMCO/JNL Total Return Bond Fund                                                      161            1,768
   Salomon Brothers/JNL Global Bond Fund                                                 147            1,555
   Salomon Brothers/JNL High Yield Bond Fund                                             232            1,698
                                                                                                      -------
                                                                                                        5,021
                                                                                                      -------

   Total Investment Company Securities (cost $20,894)                                                  17,531
                                                                                                      -------

Total Investments - 100% (cost $20,894)                                                              $ 17,531
---------------------------------------                                                               =======


S&P/JNL Very Aggressive Growth Fund I
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 54.6%
   Alger/JNL Growth Fund                                                                 359         $  4,774
   Alliance Capital/JNL Growth Fund                                                      514            4,689
   Eagle/JNL SmallCap Equity Fund                                                        111            1,574
   Janus/JNL Aggressive Growth Fund                                                       96            1,389
   Lazard/JNL Mid Cap Value Fund                                                         390            4,481
   Lazard/JNL Small Cap Value Fund                                                       153            1,705
   Oppenheimer/JNL Global Growth Fund                                                    319            2,726
   Oppenheimer/JNL Growth Fund                                                           189            1,546
   Putnam/JNL Midcap Fund                                                                246            1,438
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                 181            3,741
                                                                                                      -------
                                                                                                       28,063
Growth - 31.5%
   Eagle/JNL Core Equity Fund                                                            402            5,235
   Janus/JNL Global Equities Fund                                                        153            2,581
   T. Rowe Price/JNL Established Growth Fund                                             594            8,349
                                                                                                      -------
                                                                                                       16,165
Growth & Income - 13.9%
   T. Rowe Price/JNL Value Fund                                                          686            7,124
                                                                                                      -------

   Total Investment Company Securities (cost $61,689)                                                  51,352
                                                                                                      -------

Total Investments - 100% (cost $61,689)                                                              $ 51,352
---------------------------------------                                                               =======


S&P/JNL Very Aggressive Growth Fund II
Investment Company Securities - 100.0%
--------------------------------------
Aggressive Growth - 79.4%
   Alliance Capital/JNL Growth Fund                                                       76         $    696
   Janus/JNL Aggressive Growth Fund                                                       17              240
   Lazard/JNL Mid Cap Value Fund                                                          19              217
   Lazard/JNL Small Cap Value Fund                                                        15              165
   Oppenheimer/JNL Global Growth Fund                                                     15              132
   Oppenheimer/JNL Growth Fund                                                            27              223
   Putnam/JNL Midcap Fund                                                                 16               92
   T. Rowe Price/JNL Mid-Cap Growth Fund                                                   8              155
                                                                                                      -------
                                                                                                        1,920
Growth - 4.1%
   Janus/JNL Global Equities Fund                                                          6               99

Growth & Income - 16.5%
   Putnam/JNL Value Equity Fund                                                           27              399
                                                                                                      -------

   Total Investment Company Securities (cost $3,280)                                                    2,418
                                                                                                      -------

Total Investments - 100% (cost $3,280)                                                               $  2,418
--------------------------------------                                                                =======


Salomon Brothers/JNL Balanced Fund
Common Stocks - 39.6%
---------------------
Aerospace & Defense - 0.7%
   United Technologies Corp.                                                               2         $    129

Auto Manufacturers - 0.1%
   DaimlerChrysler AG (b)                                                                  1               29

Banks - 4.2%
   Bank of America Corp.                                                                   1               92
   Bank of New York Co. Inc.                                                               9              287
   FleetBoston Financial Corp.                                                             4              139
   Mercantile Bankshares Corp.                                                             1               41
   SunTrust Banks Inc.                                                                     1               68
   Wachovia Corp.                                                                          5              202
                                                                                                      -------
                                                                                                          829
Beverages - 2.8%
   Anheuser-Busch Cos. Inc.                                                                3              125
   Coca-Cola Co.                                                                           4              196
   Coca-Cola Enterprises Inc.                                                              4               91
   PepsiCo Inc.                                                                            3              149
                                                                                                      -------
                                                                                                          561
Computers - 2.6%
   Hewlett-Packard Co.                                                                     6               98
   International Business Machines Corp.                                                   4              302
   Sun Microsystems Inc. (b)                                                              21              103
                                                                                                      -------
                                                                                                          503
Cosmetics & Personal Care - 2.1%
   Gillette Co.                                                                            5              180
   Kimberly-Clark Corp.                                                                    1               67
   Procter & Gamble Co.                                                                    2              170
                                                                                                      -------
                                                                                                          417
Diversified Financial Services - 0.9%
   JP Morgan Chase & Co.                                                                   3               92
   Merrill Lynch & Co. Inc.                                                                2               77
                                                                                                      -------
                                                                                                          169
Electric - 0.2%
   American Electric Power Co. Inc.                                                        1               48

Food - 3.9%
   H.J. Heinz Co.                                                                          2               74
   Hormel Foods Corp.                                                                      3               77
   JM Smucker Co.                                                                         --                1
   Kroger Co. (b)                                                                          9              169
   Safeway Inc. (b)                                                                       13              385
   Sara Lee Corp.                                                                          3               52
                                                                                                      -------
                                                                                                          758
Healthcare - 0.8%
   Bausch & Lomb Inc.                                                                      1               24
   Johnson & Johnson                                                                       3              136
   Zimmer Holdings Inc. (b)                                                               --                4
                                                                                                      -------
                                                                                                          164
Insurance - 4.6%
   Allstate Corp.                                                                          4              144
   American International Group Inc.                                                       5              335
   Berkshire Hathaway Inc. - Class B (b)                                                  --              244
   Chubb Corp.                                                                             1               71
   Cigna Corp.                                                                             1               78
   Horace Mann Educators Corp.                                                             2               41
                                                                                                      -------
                                                                                                          913
Internet - 0.0%
   Genuity Inc. - Class A (b)                                                             --                2

Manufacturing - 0.6%
   Eastman Kodak Co.                                                                       1               35
   General Electric Co.                                                                    3               87
                                                                                                      -------
                                                                                                          122
Media - 0.2%
   Liberty Media Corp. (b)                                                                 4               38

Mining - 0.9%
   Alcoa Inc.                                                                              5              172

Oil & Gas Producers - 2.8%
   Amerada Hess Corp.                                                                      1               58
   BP Plc - ADR                                                                            1               45
   Diamond Offshore Drilling Inc.                                                          5              141
   Exxon Mobil Corp.                                                                       2               65
   Royal Dutch Petroleum Co. - NYS                                                         1               44
   Transocean Inc.                                                                         6              199
                                                                                                      -------
                                                                                                          552
Oil & Gas Services - 0.3%
   Schlumberger Ltd.                                                                       1               60

Pharmaceuticals - 4.8%
   Abbott Laboratories                                                                     6              218
   Bristol-Myers Squibb Co.                                                                1               31
   Merck & Co. Inc.                                                                        2              106
   Novartis AG - ADR                                                                       6              254
   Pfizer Inc.                                                                             5              173
   Pharmacia Corp.                                                                         2               78
   Wyeth                                                                                   2               83
                                                                                                      -------
                                                                                                          943
Retail - 2.3%
   Costco Wholesale Corp. (b)                                                              5              189
   Federated Department Stores Inc. (b)                                                    4              139
   McDonald's Corp.                                                                        5              128
                                                                                                      -------
                                                                                                          456
Semiconductors - 0.1%
   Agere Systems Inc. - Class B (b)                                                        3                5
   Intel Corp.                                                                             1               16
                                                                                                      -------
                                                                                                           21
Software - 0.3%
   Microsoft Corp. (b)                                                                     1               49

Telecommunications - 2.7%
   AT&T Corp.                                                                             11              117
   Hughes Electronics Corp. (b)                                                            6               64
   SBC Communications Inc.                                                                 3               82
   Verizon Communications Inc.                                                             7              267
                                                                                                      -------
                                                                                                          530
Telecommunications Equipment - 0.1%
   Alcatel SA - ADR                                                                        1                8
   Lucent Technologies Inc. (b)                                                           12               19
                                                                                                      -------
                                                                                                           27
Transportation - 0.4%
   Canadian National Railway Co.                                                           1               67
   United Parcel Service Inc.                                                             --               19
                                                                                                      -------
                                                                                                           86
Wireless Telecommunications - 1.2%
   AT&T Wireless Services Inc. (b)                                                        11               66
   Motorola Inc.                                                                          10              144
                                                                                                      -------
                                                                                                          210

   Total Common Stocks (cost $8,906)                                                                    7,788
                                                                                                      -------

Corporate Bonds - 9.9%
----------------------
Airlines - 0.5%
   US Airways Inc., 7.89%, 03/01/19                                                 $     97              102

Asset Backed Securities - 1.2%
   LB Commercial Conduit Mortgage Trust, 6.78%, 04/15/09                                 100              108
   Prime Credit Card Master Trust, 6.70%, 10/15/09                                       125              134
                                                                                                      -------
                                                                                                          242
Auto Parts & Equipment - 0.3%
   Goodyear Tire & Rubber Co., 8.125%, 03/15/03                                           50               51

Banks - 1.4%
   Bank of America Corp., 2.2287%, 10/22/04 (f) (g)                                      150              150
   Standard Chartered Bank, 8.00%, 05/30/31 (e)                                          125              131
                                                                                                      -------
                                                                                                          281
Building Materials - 0.1%
   Nexfor Inc., 7.25%, 07/01/12                                                           25               25

Commercial Services - 0.4%
   Cendant Corp., 7.75%, 12/01/03                                                         75               77

Diversified Financial Services - 2.6%
   Ford Motor Credit Co., 7.875%, 06/15/10                                                60               63
   General Motors Acceptance Corp., 6.875%, 09/15/11                                      65               65
   Goldman Sachs Group Inc., 6.60%, 01/15/12                                              75               76
   Household Finance Corp., 8.00%, 07/15/10                                              100              106
   Morgan Stanley Dean Witter & Co., 6.60%, 04/01/12                                      75               76
   Washington Mutual Financial Corp., 6.875%, 05/15/11                                   125              131
                                                                                                      -------
                                                                                                          517
Electric - 0.2%
   Dominion Fiber Ventures LLC, 7.05%, 03/15/05 (e)                                       50               49

Food - 0.9%
   HJ Heinz Finance Co., 6.75%, 03/15/32 (e)                                             125              124
   Safeway Inc., 7.25%, 02/01/31                                                          50               52
                                                                                                      -------
                                                                                                          176
Media - 0.9%
   AOL Time Warner Inc., 7.625%, 04/15/31 (f)                                             50               44
   COX Communications Inc., 7.75%, 11/01/10                                               50               48
   Viacom Inc., 6.625%, 05/15/11                                                          75               76
                                                                                                      -------
                                                                                                          168
Oil & Gas Producers - 0.3%
   Devon Financing Corp. ULC, 6.875%, 09/30/11                                            50               52

Pipelines - 0.4%
   Williams Cos. Inc., 6.75%, 01/15/06                                                   100               81

Telecommunications - 0.4%
   Qwest Capital Funding Inc., 7.00%, 08/03/09 (e)                                        25               14
   Sprint Captial Corp., 8.375%, 03/15/12                                                 75               62
                                                                                                      -------
                                                                                                           76
Wireless Telecommunications - 0.3%
   AT&T Wireless Services Inc., 8.75%, 03/01/31                                           65               50
                                                                                                      -------

   Total Corporate Bonds (cost $1,991)                                                                  1,947
                                                                                                      -------

Preferred Stocks - 1.3%
-----------------------
Media - 1.3%
   News Corp. Ltd.                                                                        13              255
                                                                                                      -------

   Total Preferred Stocks (cost $341)                                                                     255
                                                                                                      -------

Government Securities - 20.4%
U.S. Government Agencies - 12.8%
   Federal Home Loan Mortgage Corp., 6.25%, 07/15/04 (f)                                 200              213
   Federal National Mortgage Association
         6.00%, TBA (c)                                                                  170              170
         6.50%, TBA (c)                                                                1,150            1,174
         7.00%, TBA (c)                                                                  240              249
         7.50%, TBA (c)                                                                  140              147
         6.25%, 02/01/11 (f)                                                             200              210
         7.00%, 07/01/15 (f)                                                              21               22
         6.50%, 07/01/28 (f)                                                             148              151
         7.00%, 02/01/29 (f)                                                              44               46
         8.00%, 08/01/30 (f)                                                              77               82
         7.50%, 02/01/31 (f)                                                              60               62
                                                                                                      -------
                                                                                                        2,526
U.S. Treasury Securities - 7.6%
   U.S. Treasury Bonds
         6.125%, 08/15/29 (f)                                                            250              266
         6.25%, 05/15/30 (f)                                                              50               54
         5.375%, 02/15/31 (f)                                                             75               73
   U.S. Treasury Notes
         4.625%, 05/15/06 (f)                                                            750              773
         5.625%, 05/15/08 (f)                                                            100              107
         6.00%, 08/15/09 (f)                                                              10               11
         5.75%, 08/15/10 (f)                                                             200              214
                                                                                                      -------
                                                                                                        1,498
                                                                                                      -------

   Total Government Securities (cost $3,912)                                                            4,024
                                                                                                      -------

Short Term Investments - 28.8%
------------------------------
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.89% (a)                                                --               --

Repurchase Agreement - 28.8%
   Repurchase Agreement with State Street Bank, 1.00%,
   (Collateralized by $1,325 U.S. Treasury Bond, 10.625%, due
   08/15/15, market value $2,045) acquired on 06/28/02,
   due 07/01/02                                                                     $  2,000            2,000

   Repurchase Agreement with UBS Warburg Paine Webber, 1.00%, (Collateralized by
   $3,106 U.S. Treasury Bond, 7.125%, due 02/15/23, market value
   $3,747) acquired on 06/28/02, due 07/01/02                                          3,672            3,672
                                                                                                      -------

   Total Short Term Investments (cost $5,672)                                                           5,672
                                                                                                      -------

Total Investments - 100% (cost $20,822)                                                              $ 19,686
---------------------------------------                                                               =======


Salomon Brothers/JNL Global Bond Fund
Common Stocks - 0.0%
--------------------
Computers - 0.0%
   Axiohm Transaction Solutions Inc. (b)                                                   1         $     --

Household Products - 0.0%
   Indesco International Inc. (b) (e)                                                      9               34
                                                                                                      -------

   Total Common Stocks (cost $165)                                                                         34
                                                                                                      -------

Corporate Bonds - 35.5%
-----------------------
Advertising - 0.1%
   SITEL Corp., 9.25%, 03/15/06                                                     $    150              141

Aerospace & Defense - 0.4%
   Alliant Techsystems Inc., 8.50%, 05/15/11 (e)                                         125              131
   L-3 Communications Corp., 7.625%, 06/15/12 (e)                                        200              201
   Sequa Corp., 9.00%, 08/01/09                                                          150              150
                                                                                                      -------
                                                                                                          482
Airlines - 0.5%
   US Airways Inc., 7.89%, 03/01/19                                                      678              712

Apparel - 0.2%
   Levi Strauss & Co., 6.80%, 11/01/03                                                   100               93

Asset Backed Securities - 6.5%
   Bayview Financial Acquisition Trust, 3.09%, 08/25/36 (e)1,000                         994
   Commercial Mortgage Asset Trust, 7.35%, 08/17/13                                    1,000            1,096
   ContiMortgage Home Equity Trust, 7.00%, 12/25/29                                      500              463
   Countrywide Mortgage Backed Securities Inc.,
         7.75%, 06/25/24                                                                 448              464
   DLJ Commercial Mortgage Corp. - Interest Only,
         8.01%, 05/10/23                                                               4,128              129
         8.35%, 11/12/31                                                               4,252              168
         5.37%, 11/15/04 (e)                                                          24,500              670
   First Union Residential Securitization Transactions Inc.,
         7.00%, 08/25/28                                                                  93               93
   G-Force CDO Ltd., 2.74%, 06/25/37 (e) (g)                                           1,000            1,000
   GE Capital Mortgage Services Inc., 6.75%, 10/25/28                                    383              389
   Green Tree Financial Corp., 7.07%, 01/15/29                                         1,369            1,446
   LB Commercial Conduit Mortgage Trust, 6.78%, 04/15/09 1,000                         1,078
   Mid-State Trust, 7.34%, 07/01/35                                                      588              625
                                                                                                      -------
                                                                                                        8,615
Auto Parts & Equipment - 0.8%
   Advanced Stores Co. Inc., 10.25%, 04/15/08                                            200              210
   Arvin Industries Inc., 6.75%, 03/15/08                                                 25               24
   ArvinMeritor Inc., 8.75%, 03/01/12                                                    100              107
   Breed Technologies Inc., 9.25%, 04/15/08 (i)                                          250               --
   Goodyear Tire & Rubber Co., 8.125%, 03/15/03                                          600              607
   Meritor Automotive Inc., 6.80%, 02/15/09                                              150              145
                                                                                                      -------
                                                                                                        1,093
Banks - 1.7%
   Bank of America Corp., 2.23%, 10/22/04 (f) (g)                                        650              651
   Capital One Financial Corp., 7.25%, 05/01/06                                          800              774
   Standard Chartered Bank, 8.00%, 05/30/31 (e)                                          750              787
                                                                                                      -------
                                                                                                        2,212
Beverages - 0.2%
   Constellation Brands Inc., 8.50%, 03/01/09                                            175              180

Building Materials - 0.5%
   American Standard Inc., 7.375%, 04/15/05                                              100              104
   Nexfor Inc., 7.25%, 07/01/12                                                          400              399
   Nortek Inc.,
         9.125%, 09/01/07                                                                175              177
         8.875%, 08/01/08                                                                 25               25
                                                                                                      -------
                                                                                                          705
Chemicals - 1.5%
   Acetex Corp., 10.875%, 08/01/09                                                       250              261
   Airgas Inc., 7.75%, 09/15/06                                                          250              261
   Applied Extrusion Technologies Inc., 10.75%, 07/01/11                                 100               90
   Borden Chemicals & Plastics, 9.50%, 05/01/05 (i)                                      140                1
   ISP Chemco Inc., 10.25%, 07/01/11                                                     300              306
   Millennium America Inc., 9.25%, 06/15/08                                              200              204
   OM Group Inc., 9.25%, 12/15/11                                                        300              311
   Scotts Co., 8.625%, 01/15/09                                                          250              258
   United Industries Corp., 9.875%, 04/01/09 (e)                                         250              252
                                                                                                      -------
                                                                                                        1,944
Commercial Services - 1.1%
   aaiPharma Inc., 11.00%, 04/01/10 (e)                                                  125              116
   Cendant Corp., 7.75%, 12/01/03                                                        750              770
   Iron Mountain Inc., 8.625%, 04/01/13                                                  200              205
   Mail-Well Inc., 8.75%, 12/15/08                                                       125              111
   Pierce Leahy Command Co., 8.125%, 05/15/08                                             75               75
   Quebecor World USA Inc., 8.375%, 11/15/08                                             125              131
                                                                                                      -------
                                                                                                        1,408
Computers - 0.3%
   Seagate Technology HDD Holdings, 8.00%, 05/15/09 (e)                                  175              175
   Unisys Corp.
         8.125%, 06/01/06                                                                175              173
         7.875%, 04/01/08                                                                100               99
                                                                                                      -------
                                                                                                          447
Cosmetics & Personal Care - 0.3%
   American Safety Razor Co., 9.875%, 08/01/05                                           125              106
   Playtex Products Inc., 9.375%, 06/01/11                                               300              318
                                                                                                      -------
                                                                                                          424
Diversified Financial Services - 2.5%
   Airplanes Pass-Through Trust, 10.875%, 03/15/12                                       247               20
   Contifinancial Corp. Liquidating Trust (e)                                            230               14
   Delta Funding, 12.50%, 10/26/30                                                       429              429
   Ford Motor Credit Co., 7.875%, 06/15/10                                               375              392
   General Motors Acceptance Corp., 6.875%, 09/15/11                                     375              372
   Goldman Sachs Group Inc., 6.60%, 01/15/12                                             325              331
   Household Finance Corp., 8.00%, 07/15/10                                              575              607
   Morgan Stanley Dean Witter & Co., 6.60%, 04/01/12                                     325              331
   Washington Mutual Financial Corp., 6.875%, 05/15/11                                   750              788
                                                                                                      -------
                                                                                                        3,284
Electric - 0.7%
   BRL Universal Equipment, 8.875%, 02/15/08                                              75               74
   Calpine Canada Energy Finance ULC, 8.50%, 05/01/08                                    200              137
   Calpine Corp.
         8.75%, 07/15/07                                                                 225              158
         7.875%, 04/01/08                                                                 50               33
   CMS Energy Corp.
         7.00%, 01/15/05                                                                  25               18
         9.875%, 10/15/07                                                                275              206
   Dominion Fiber Ventures LLC, 7.05%, 03/15/05 (e)                                      375              365
                                                                                                      -------
                                                                                                          991
Electrical Components & Equipment - 0.2%
   Ucar Finance Inc., 10.25%, 02/15/12 (e)                                               200              204

Entertainment - 0.4%
   Argosy Gaming Co., 10.75%, 06/01/09                                                   200              215
   Sun International Hotels Ltd.
         8.875%, 08/15/11 (e)                                                             75               77
         8.875%, 08/15/11                                                                200              204
                                                                                                      -------
                                                                                                          496
Environmental Control - 0.3%
   Allied Waste North America
         8.875%, 04/01/08                                                                100               98
         7.875%, 01/01/09                                                                250              240
         10.00%, 08/01/09                                                                 25               25
   Safety-Kleen Services, 9.25%, 06/01/08 (i)                                            375                9
                                                                                                      -------
                                                                                                          372
Food - 0.4%
   Fleming Cos. Inc., 10.125%, 04/01/08                                                   75               76
   Pueblo Xtra International Inc., 9.50%, 08/01/03                                        28               15
   Safeway Inc., 7.25%, 02/01/31                                                         350              362
   Smithfield Foods Inc., 8.00%, 10/15/09                                                125              127
   Vlasic Foods International Inc., 10.25%, 07/01/09 (i)                                  75               14
                                                                                                      -------
                                                                                                          594
Forest Products & Paper - 0.3%
   Abitibi-Consolidated Inc., 8.85%, 08/01/30                                            150              147
   Georgia-Pacific Corp.
         7.50%, 05/15/06                                                                 125              120
         9.625%, 03/15/22                                                                 75               73
         8.875%, 05/15/31                                                                100               94
                                                                                                      -------
                                                                                                          434
Healthcare - 1.3%
   Beverly Enterprises Inc., 9.625%, 04/15/09                                             25               26
   Conmed Corp., 9.00%, 03/15/08 (e)                                                     265              274
   HCA Inc.
         6.91%, 06/15/05                                                                 125              130
         8.75%, 09/01/10                                                                 200              226
   IASIS Healthcare Corp., 13.00%, 10/15/09                                              300              315
   Insight Health Services Corp., 9.875%, 11/01/11                                       150              151
   Sybron Dental Specialties Inc., 8.125%, 06/15/12 (e)                                  275              272
   Triad Hospitals Inc.
         8.75%, 05/01/09                                                                 225              235
         11.00%, 05/15/09                                                                 50               55
                                                                                                      -------
                                                                                                        1,684
Holding Companies - Diversified - 0.4%
   Nebco Evans Holding Co., (Step-Up Bond),
         12.375%, 07/15/07 (d) (i)                                                       350               --
   Peabody Energy Corp., 9.625%, 05/15/08                                                250              264
   Yell Finance BV, 10.75%, 08/01/11                                                     250              273
                                                                                                      -------
                                                                                                          537
Home Furnishings - 0.1%
   Applica Inc., 10.00%, 07/31/08                                                        125              126
   Fedders North America Inc., 9.375%, 08/15/07                                          100               72
                                                                                                      -------
                                                                                                          198
Leisure Time - 0.0%
   Icon Health & Fitness, 11.25%, 04/01/12 (e)                                            50               49

Lodging - 1.9%
   Aztar Corp., 8.875%, 05/15/07                                                         150              151
   Coast Hotels & Casinos Inc., 9.50%, 04/01/09                                          250              263
   Harrah's Operating Co. Inc., 7.875%, 12/15/05                                         250              257
   Host Marriott Corp., 7.875%, 08/01/08                                                 325              310
   John Q. Hammons Hotels LP, 8.875%, 05/15/12 (e)                                       200              196
   MGM MIRAGE, 9.75%, 06/01/07                                                           275              290
   Park Place Entertainment Corp.
         7.875%, 12/15/05                                                                125              125
         8.875%, 09/15/08                                                                200              206
   Prime Hospitality Corp., 8.375%, 05/01/12 (e)                                         100               98
   Starwood Hotels & Resorts Worldwide Inc.,
         7.875%, 05/01/12 (e)                                                            200              196
   Station Casinos, 8.875%, 12/01/08                                                     275              279
   Venetian Casino Resort LLC, 11.00%, 06/15/10 (e)                                      200              201
                                                                                                      -------
                                                                                                        2,572
Machinery - 0.3%
   Teekay Shipping Corp., 8.875%, 07/15/11                                               175              182
   Terex Corp., 10.375%, 04/01/11                                                        250              269
                                                                                                      -------
                                                                                                          451
Manufacturing - 0.1%
   DI Industries Inc., 8.875%, 07/01/07                                                  125              128

Media - 3.1%
   AOL Time Warner Inc., 7.625%, 04/15/31 (f)                                            225              197
   Charter Communications Holdings LLC
         8.625%, 04/01/09                                                                125               84
         10.75%, 10/01/09                                                                 50               35
         9.625%, 11/15/09                                                                 50               33
         9.625%, 11/15/09 (e)                                                             75               50
         11.125%, 01/15/11                                                               175              121
         (Step-Up Bond), 9.92%, 04/01/11 (d)                                             775              372
         (Step-Up Bond), 11.75%, 05/15/11 (d)                                            175               61
   Corus Entertainment Inc., 8.75%, 03/01/12                                             150              150
   COX Communications Inc., 7.75%, 11/01/10                                              730              694
   CSC Holdings Inc.
         9.875%, 02/15/13                                                                400              296
         10.50%, 05/15/16                                                                275              206
   Echostar DBS Corp., 9.375%, 02/01/09                                                  275              254
   Hollinger International Publishing Inc., 9.25%, 02/01/06165                           170
   LIN Television Corp., 8.00%, 01/15/08                                                 250              249
   Mediacom Broadband LLC, 11.00%, 07/15/13                                              185              173
   Nextmedia Operating Inc., 10.75%, 07/01/11                                            125              126
   Radio One Inc., 8.875%, 07/01/11                                                       75               75
   Rogers Cablesystems Ltd., 10.125%, 09/01/12                                           175              180
   Rogers Communications Inc., 9.125%, 01/15/06                                          100               92
   Spectrasite Holdings Inc., (Step-Up Bond),
         12.00%, 07/15/08 (d)                                                             50               16
   United Pan-Europe Communications NV
         (Step-Up Bond), 13.375%, 11/01/09 (d) (i)                                       275               26
         11.25%, 02/01/10 (i)                                                            175               17
         11.25%, 02/01/10 (i)                                                            250               33
         11.50%, 02/01/10 (i)                                                            150               20
   Viacom Inc., 6.625%, 05/15/11                                                         220              226
   Young Broadcasting Inc., 8.50%, 12/15/08 (e)                                          150              148
                                                                                                      -------
                                                                                                        4,104
Metal Fabrication & Hardware - 0.2%
   Trimas Corp., 9.875%, 06/15/12 (e)                                                    275              274

Mining - 0.2%
   Compass Minerals Group Inc., 10.00%, 08/15/11                                         125              132
   Luscar Coal Ltd., 9.75%, 10/15/11                                                     125              134
                                                                                                      -------
                                                                                                          266
Office & Business Equipment - 0.3%
   Xerox Capital (Europe) Plc, 5.875%, 05/15/04                                          300              246
   Xerox Corp., 5.50%, 11/15/03                                                          200              174
                                                                                                      -------
                                                                                                          420
Oil & Gas Producers - 1.8%
   Continental Resources Inc., 10.25%, 08/01/08                                          250              224
   Devon Financing Corp. ULC, 6.875%, 09/30/11                                           325              338
   Nuevo Energy Co., 9.375%, 10/01/10                                                     25               25
   Ocean Energy Inc.
         8.875%, 07/15/07                                                                125              130
         8.375%, 07/01/08                                                                100              106
   PennzEnergy Co., 10.25%, 11/01/05                                                     250              288
   Pioneer Natural Resources Co.
         6.50%, 01/15/08                                                                 100               95
         9.625%, 04/01/10                                                                125              137
   Plains Resources Inc., 10.25%, 03/15/06                                               125              129
   Pride International Inc., 9.375%, 05/01/07                                            175              182
   Stone Energy Corp., 8.25%, 12/15/11                                                   300              300
   Vintage Petroleum Inc., 9.75%, 06/30/09                                               200              195
   Westport Resources Corp., 8.25%, 11/01/11                                             200              205
                                                                                                      -------
                                                                                                        2,355
Oil & Gas Services - 0.1%
   Key Energy Services Inc., 14.00%, 01/15/09                                             86              101

Packaging & Containers - 0.8%
   Berry Plastics Corp., 11.00%, 07/15/07                                                100              112
   BPC Holding Corp., 12.50%, 12/15/06                                                   125              131
   Plastipak Holdings Inc., 10.75%, 09/01/11                                             135              148
   Radnor Holdings Corp.
         10.00%, 12/01/03                                                                150              138
   Riverwood International Corp.
         10.625%, 08/01/07                                                               275              290
   Stone Container Corp., 8.375%, 07/01/12 (e)                                           200              201
                                                                                                      -------
                                                                                                        1,020
Pharmaceuticals - 0.2%
   AdvancePCS, 8.50%, 04/01/08                                                           225              232

Pipelines - 0.6%
   Western Gas Resources Inc., 10.00%, 06/15/09                                          175              189
   Williams Cos. Inc., 6.75%, 01/15/06                                                   750              609
                                                                                                      -------
                                                                                                          798
Real Estate - 0.4%
   Felcor Lodging LP
         9.50%, 09/15/08                                                                 150              152
         8.50%, 06/01/11                                                                 125              123
   Meristar Hospitality Corp.
         8.75%, 08/15/07                                                                 125              111
         9.125%, 01/15/11 (e)                                                            150              143
                                                                                                      -------
                                                                                                          529
Retail - 1.7%
   Advance Stores Co. Inc., 10.25%, 04/15/08                                              25               26
   Cole National Group Inc.
         8.625%, 08/15/07                                                                200              198
         8.875%, 05/15/12 (e)                                                             50               50
   Finlay Fine Jewelry Corp., 8.375%, 05/01/08                                           275              269
   Gap Inc.
         6.90%, 09/15/07                                                                  25               23
         10.55%, 12/15/08 (g)                                                            190              196
   Guitar Center Inc., 11.00%, 07/01/06                                                  250              255
   Home Interiors & Gifts Inc., 10.125%, 06/01/08                                        200              188
   Petco Animal Supplies Inc., 10.75%, 11/01/11                                          150              162
   R.H. Donnelly Inc., 9.125%, 06/01/08                                                  150              155
   Rite Aid Corp., 11.25%, 07/01/08                                                      275              215
   Saks Inc.
         8.25%, 11/15/08                                                                  50               47
         9.875%, 10/01/11                                                                175              176
   Sears Roebuck Acceptance, 7.00%, 06/01/32                                             350              335
                                                                                                      -------
                                                                                                        2,295
Savings & Loans - 0.1%
   Sovereign Bancorp. Inc., 10.50%, 11/15/06                                             125              138

Telecommunications - 1.2%
   AT&T Canada Inc., (Step-Up Bond), 9.95%, 06/15/08 (d)                                 250               25
   Dobson Communications Corp., 10.875%, 07/01/10                                         75               44
   EchoStar Broadband Corp., 10.375%, 10/01/07                                            25               24
   Echostar DBS Corp., 9.125%, 01/15/09 (e)                                              275              252
   Global Crossing Holding Ltd.
         9.125%, 11/15/06 (i)                                                            260                3
         9.625%, 05/15/08 (i)                                                            120                1
         9.50%, 11/15/09 (i)                                                              75                1
   Insight Midwest LP/Insight Capital Inc., 10.50%, 11/01/10125                          117
   NTL Communications Corp., (Step-Up Bond),
         12.375%, 10/01/08 (d) (i)                                                        70               14
   NTL Inc.
         12.75%, 04/15/05 (i)                                                             40               11
         11.50%, 02/01/06 (i)                                                            110               29
         10.00%, 02/15/07 (i)                                                            275               73
         (Step-Up Bond), 9.75%, 04/01/08 (d) (i)                                         375               83
   Qwest Capital Funding Inc., 7.00%, 08/03/09 (e)                                       375              208
   Sprint Captial Corp., 8.375%, 03/15/12                                                750              620
   Telewest Communication Plc, (Step-Up Bond),
         11.375%, 02/01/10 (d)                                                           380              110
                                                                                                      -------
                                                                                                        1,615
Textiles - 0.0%
   Pillowtex Corp., 9.00%, 12/15/07 (i)                                                   25               --

Tobacco - 0.1%
   North Atlantic Trading Co., 11.00%, 06/15/04 (e)                                      125              125

Transportation - 0.2%
   Holt Group, 9.75%, 01/15/06 (i)                                                       200                6
   Stena AB, 8.75%, 06/15/07                                                             125              121
   Teekay Shipping Corp., 8.32%, 02/01/08                                                125              131
                                                                                                      -------
                                                                                                          258
Wireless Telecommunications - 1.5%
   American Cellular Corp., 9.50%, 10/15/09                                              100               18
   American Tower Corp., 9.375%, 02/01/09                                                350              193
   AT&T Wireless Services Inc., 8.75%, 03/01/31                                          575              444
   Crown Castle International Corp.
         9.375%, 08/01/11                                                                 15                9
         10.75%, 08/01/11                                                                275              182
   Nextel Communications Inc.
         (Step-Up Bond), 9.75%, 10/31/07 (d)                                             365              183
         (Step-Up Bond), 9.95%, 02/15/08 (d)                                             100               48
         9.375%, 11/15/09                                                                440              223
   Price Communications Wireless Inc., 11.75%, 07/15/07                                  275              290
   Rogers Cantel Inc., 8.80%, 10/01/07                                                   125               81
   SBA Communications Corp., 10.25%, 02/01/09                                            225              135
   Spectrasite Holdings Inc.
         (Step-Up Bond), 12.875%, 03/15/10 (d)                                            50               12
         10.75%, 03/15/10                                                                130               57
   TeleCorp PCS Inc., 10.625%, 07/15/10                                                   33               31
   Triton PCS Inc.
         (Step-Up Bond), 11.00%, 05/01/08 (d)                                             75               47
         8.75%, 11/15/11                                                                 125               76
                                                                                                      -------
                                                                                                        2,029

   Total Corporate Bonds (cost $50,937)                                                                47,009
                                                                                                      -------

Preferred Stocks - 0.2%
-----------------------
Media - 0.2%
   Cablevision Systems Corp., 11.75%                                                       2              152
   Cablevision Systems Corp., 11.125%                                                      2              102
                                                                                                      -------

   Total Preferred Stocks (cost $372)                                                                     254
                                                                                                      -------

Government Securities - 47.3%
-----------------------------
Sovereign - 7.9%
   Government of Jamaica, 12.75%, 09/01/07                                               100              116
   Kingdom of Morocco, 6.8438%, 01/01/09                                                 540              478
   National Republic of Bulgaria
         2.8125%, 07/28/11 (g)                                                           221              191
         2.8125%, 07/28/12 (h)                                                           400              357
   Republic of Algeria, 6.375%, 03/04/10                                                 265              235
   Republic of Argentina, 2.9375%, 03/31/23 (g) (i)                                      750              329
   Republic of Brazil
         11.50%, 03/12/08                                                                 25               17
         14.50%, 10/15/09                                                                 25               19
         12.00%, 04/15/10                                                                 25               16
         8.00%, 04/15/14                                                                 954              595
         11.00%, 08/17/40                                                              1,875            1,050
   Republic of Colombia
         11.75%, 02/25/20                                                                350              342
         8.375%, 02/15/27                                                                100               71
   Republic of Ecuador, 5.00%, 08/15/30 (h)                                            1,375              662
   Republic of Panama, 4.75%, 07/17/14 (g) (h)                                           324              267
   Republic of Peru, 4.50%, 03/07/17 (h)                                                 644              463
   Republic of Philippines
         8.375%, 03/12/09                                                                250              249
         9.875%, 01/15/19                                                                250              248
   Republic of Turkey
         11.50%, 01/23/12                                                                150              129
         11.875%, 01/15/30                                                               140              120
   Republic of Uruguay
         7.875%, 03/25/09                                                                150               89
         7.625%, 01/20/12                                                                 75               44
   Republic of Venezuela, 2.9375%, 03/31/20 (g)                                          250              178
   Republica Orient Uruguay, 7.875%, 07/15/27                                            300              164
   Russian Federation, 5.00%, 03/31/30 (f) (h)                                         2,470            1,715
   United Mexican States, 8.375%, 01/14/11 (f)                                         2,175            2,257
                                                                                                      -------
                                                                                                       10,401

U.S. Government Agencies - 19.3%
   Federal Home Loan Mortgage Corp.
         10.00%, 05/15/20                                                                  7                8
         Interest Only, 54.17%, 06/15/21                                                  --                6
   Federal National Mortgage Association
         6.00%, TBA (c)                                                                8,000            7,991
         7.00%, TBA (c)                                                               10,000           10,362
         7.3717%, 01/17/13 (g)                                                         1,709            1,828
         13.00%, 11/15/15                                                                  3                3
         10.40%, 04/25/19                                                                 15               15
         6.50%, 02/01/26                                                                 123              127
         7.50%, 08/01/29                                                                 120              126
         8.00%, 08/01/29                                                                 189              201
         7.50%, 09/01/29                                                                 416              437
         7.50%, 03/01/30                                                                  82               86
         8.00%, 04/01/30                                                                  82               87
         7.50%, 05/01/30                                                                 120              125
         7.50%, 06/01/30                                                                 344              361
         7.50%, 07/01/30                                                                 265              279
         8.00%, 07/01/30                                                                  14               14
         7.50%, 08/01/30                                                                 176              184
         8.00%, 08/01/30                                                                  98              105
         7.50%, 09/01/30                                                                  79               82
         8.00%, 10/01/30                                                                 580              616
         7.50%, 11/01/30                                                                  82               86
         7.50%, 12/01/30                                                                  91               96
         7.50%, 01/01/31                                                                 331              348
         8.00%, 01/01/31                                                                 375              399
         7.50%, 02/01/31                                                                 327              344
         7.50%, 02/01/31 (f)                                                             599              629
         8.00%, 02/01/31                                                                  93               99
         7.50%, 03/01/31                                                                 506              532
                                                                                                      -------
                                                                                                       25,576
U.S. Treasury Securities - 20.1%
   U.S. Treasury Bonds
         6.125%, 11/15/27                                                                100              106
         5.50%, 08/15/28                                                                  70               68
         5.25%, 11/15/28                                                               1,500            1,410
         5.25%, 02/15/29                                                                 500              470
         6.125%, 08/15/29 (f)                                                          1,500            1,593
         6.25%, 05/15/30 (f)                                                           3,500            3,791
         5.375%, 02/15/31 (f)                                                            750              734
   U.S. Treasury Notes
         5.125%, 12/31/02                                                              1,500            1,525
         3.25%, 05/31/04                                                               5,000            5,038
         5.875%, 11/15/04 (f)                                                            650              691
         4.375%, 05/15/07 (f)                                                          1,500            1,521
         4.875%, 02/15/12                                                              9,500            9,537
                                                                                                      -------
                                                                                                       26,484

   Total Government Securities (cost $61,744)                                                          62,461
                                                                                                      -------

Rights - 0.0%
Sovereign - 0.0%
   Venezuela Par Rights, 04/15/20                                                         22               --
                                                                                                      -------

   Total Rights (cost $ - )                                                                                --
                                                                                                      -------

Short Term Investments - 17.0%
------------------------------
Commercial Paper - 13.6%
   Emerald Corp., 1.75%, 07/15/02                                                        533              533
   Ford Motor Credit Co., 1.98%, 07/15/02                                              3,500            3,497
   General Motors Acceptance Corp., 2.00%, 07/15/02                                    3,500            3,497
   Grand Funding II, 2.20%, 07/15/02                                                   3,500            3,497
   Kinder Morgan Inc., 2.05%, 07/15/02                                                 3,500            3,497
   Mermaid Funding Corp., 2.15%, 07/15/02                                              3,500            3,497
                                                                                                      -------
                                                                                                       18,018
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.89% (a)                                                 1                1

Repurchase Agreement - 3.4%
   Repurchase Agreement with State Street Bank, 1.00%,
   (Collateralized by $3,290 U.S. Treasury Bond, 8.75%,
   due 08/15/20, market value $4,574) acquired on
   06/28/02, due 07/01/02                                                           $  4,480            4,480
                                                                                                      -------


   Total Short Term Investments (cost $22,499)                                                         22,499
                                                                                                      -------

Total Investments - 100% (cost $135,717)                                                             $132,257
----------------------------------------                                                              =======


Salomon Brothers/JNL High Yield Bond Fund
Common Stocks - 0.4%
---------------------
Computers - 0.0%
   Axiohm Transaction Solutions Inc. (b)                                                   1         $     --

Household Products - 0.1%
   Indesco International Inc. (b) (e)                                                      4               17

Mining - 0.3%
   Horizon Natural Resources Corp. (b)                                                     6               73
                                                                                                      -------

   Total Common Stocks (cost $265)                                                                         90
                                                                                                      -------

Corporate Bonds - 98.6%
-----------------------
Advertising - 0.7%
   SITEL Corp., 9.25%, 03/15/06                                                     $    150              141

Aerospace & Defense - 1.8%
   Alliant Techsystems Inc., 8.50%, 05/15/11 (e)                                         100              105
   L-3 Communications Corp., 7.625%, 06/15/12 (e)                                        150              150
   Sequa Corp., 9.00%, 08/01/09                                                          125              126
   Stellex Aerostructures Inc., 9.50%, 11/01/07 (i)                                      125               --
                                                                                                      -------
                                                                                                          381
Agriculture - 0.4%
   Hines Horticulture Inc., 11.75%, 10/15/05                                              75               77

Apparel - 0.3%
   Levi Strauss & Co., 6.80%, 11/01/03                                                    75               69

Auto Parts & Equipment - 2.5%
   Advanced Stores Co. Inc., 10.25%, 04/15/08                                            150              158
   ArvinMeritor Inc., 8.75%, 03/01/12                                                    100              107
   Breed Technologies Inc., 9.25%, 04/15/08 (i)                                          100               --
   CSK Auto Inc., 12.00%, 06/15/06 (e)                                                   150              160
   Meritor Automotive Inc., 6.80%, 02/15/09                                              125              121
                                                                                                      -------
                                                                                                          546
Building Materials - 0.6%
   Nortek Inc., 8.875%, 08/01/08                                                         125              126

Chemicals - 5.7%
   Acetex Corp., 10.875%, 08/01/09                                                       125              131
   Airgas Inc., 9.125%, 10/01/11                                                         175              185
   Applied Extrusion Technologies Inc., 10.75%, 07/01/11                                 100               90
   Borden Chemicals & Plastics, 9.50%, 05/01/05 (i)                                       85               --
   ISP Chemco Inc., 10.25%, 07/01/11                                                     200              204
   Millennium America Inc., 9.25%, 06/15/08                                              140              143
   Noveon Inc., 11.00%, 02/28/11                                                         125              133
   OM Group Inc., 9.25%, 12/15/11                                                        200              207
   United Industries Corp., 9.875%, 04/01/09 (e)                                         125              125
                                                                                                      -------
                                                                                                        1,218
Commercial Services - 2.8%
   aaiPharma Inc., 11.00%, 04/01/10 (e)                                                  125              116
   Comforce Operating Inc., 12.00%, 12/01/07                                             100               61
   Iron Mountain Inc.
         8.75%, 09/30/09                                                                 125              128
         8.625%, 04/01/13                                                                 50               51
   Mail-Well Inc., 8.75%, 12/15/08                                                        50               44
   Pierce Leahy Command Co., 8.125%, 05/15/08                                             50               50
   Quebecor World USA Inc., 8.375%, 11/15/08                                             150              157
                                                                                                      -------
                                                                                                          607
Computers - 1.7%
   Seagate Technology HDD Holdings, 8.00%, 05/15/09 (e)                                  175              175
   Unisys Corp.
         8.125%, 06/01/06                                                                150              149
         7.875%, 04/01/08                                                                 50               49
                                                                                                      -------
                                                                                                          373
Cosmetics & Personal Care - 1.0%
   Playtex Products Inc., 9.375%, 06/01/11                                               200              212

Diversified Financial Services - 0.1%
   Airplanes Pass-Through Trust, 10.875%, 03/15/12                                       123               10
   Contifinancial Corp. Liquidating Trust (e)                                            115                7
                                                                                                      -------
                                                                                                           17
Electric - 2.8%
   BRL Universal Equipment, 8.875%, 02/15/08                                             150              148
   Calpine Canada Energy Finance ULC, 8.50%, 05/01/08                                    200              136
   Calpine Corp.
         8.75%, 07/15/07                                                                 125               88
         8.625%, 08/15/10                                                                 75               49
   CMS Energy Corp., 9.875%, 10/15/07                                                    250              188
                                                                                                      -------
                                                                                                          609
Electrical Components & Equipment - 0.8%
   Ucar Finance Inc., 10.25%, 02/15/12 (e)                                               175              179

Entertainment - 2.6%
   Argosy Gaming Co., 10.75%, 06/01/09                                                   150              161
   Horseshoe Gaming Holding Corp., 8.625%, 05/15/09                                      200              204
   Sun International Hotels Ltd.
         8.875%, 08/15/11 (e)                                                             75               77
         8.875%, 08/15/11                                                                125              127
                                                                                                      -------
                                                                                                          569
Environmental Control - 1.1%
   Allied Waste North America
         8.875%, 04/01/08                                                                 75               74
         7.875%, 01/01/09                                                                175              168
   Safety-Kleen Services, 9.25%, 06/01/08 (i)                                            125                3
                                                                                                      -------
                                                                                                          245
Food - 1.5%
   Fleming Cos. Inc., 10.125%, 04/01/08                                                   75               76
   Premier International Foods Plc, 12.00%, 09/01/09                                      75               81
   Smithfield Foods Inc.
         7.625%, 02/15/08                                                                 75               75
         8.00%, 10/15/09                                                                  75               76
   Vlasic Foods International Inc., 10.25%, 07/01/09 (i)                                  75               14
                                                                                                      -------
                                                                                                          322
Forest Products & Paper - 1.7%
   Georgia-Pacific Corp.
         7.50%, 05/15/06                                                                 150              145
         9.625%, 03/15/22                                                                 50               49
         8.875%, 05/15/31                                                                 50               47
   Tembec Industries Inc., 8.625%, 06/30/09                                              125              128
                                                                                                      -------
                                                                                                          369
Healthcare - 5.7%
   Beverly Enterprises Inc., 9.625%, 04/15/09                                             50               51
   Conmed Corp., 9.00%, 03/15/08 (e)                                                     200              207
   Dynacare Inc., 10.75%, 01/15/06                                                       100              103
   HCA Inc., 8.75%, 09/01/10                                                             125              141
   IASIS Healthcare Corp., 13.00%, 10/15/09                                              175              184
   Insight Health Services Corp., 9.875%, 11/01/11                                       125              126
   Triad Hospitals Inc., 8.75%, 05/01/09                                                 175              183
   Vanguard Health Systems Inc., 9.75%, 08/01/11                                         125              130
   Vicar Operating Inc., 9.875%, 12/01/09                                                100              105
                                                                                                      -------
                                                                                                        1,230
Holding Companies - Diversified - 1.7%
   Peabody Energy Corp., 9.625%, 05/15/08                                                125              132
   Yell Finance BV
         (Step-Up Bond), 13.50%, 08/01/11 (d)                                             50               34
         10.75%, 08/01/11                                                                175              191
                                                                                                      -------
                                                                                                          357
Home Furnishings - 0.9%
   Applica Inc., 10.00%, 07/31/08                                                        125              126
   Fedders North America Inc., 9.375%, 08/15/07                                           75               54
   Mattress Discounters Corp., 12.625%, 07/15/07                                         100               18
                                                                                                      -------
                                                                                                          198
Internet - 0.3%
   i2 Technologies Inc., 5.25%, 12/15/06 (j)                                             100               71

Leisure Time - 0.3%
   Icon Health & Fitness, 11.25%, 04/01/12 (e)                                            75               74

Lodging - 8.1%
   Aztar Corp., 8.875%, 05/15/07                                                         100              101
   Circus & Eldorado Joint Venture, 10.125%, 03/01/12 (e)                                125              128
   Coast Hotels & Casinos Inc., 9.50%, 04/01/09                                          125              131
   Harrah's Operating Co. Inc., 7.875%, 12/15/05                                         200              206
   Host Marriott Corp.
         7.875%, 08/01/05                                                                 75               73
         7.875%, 08/01/08                                                                125              119
   John Q. Hammons Hotels LP, 8.875%, 05/15/12 (e)                                       200              196
   MGM MIRAGE, 9.75%, 06/01/07                                                           200              211
   Park Place Entertainment Corp.
         9.375%, 02/15/07                                                                100              105
         8.875%, 09/15/08                                                                150              155
   Starwood Hotels & Resorts Worldwide Inc.,
         7.875%, 05/01/12 (e)                                                            150              146
   Station Casinos Inc., 8.375%, 02/15/08                                                 25               25
   Venetian Casino Resort LLC, 11.00%, 06/15/10 (e)                                      150              151
                                                                                                      -------
                                                                                                        1,747
Machinery - 1.3%
   NMHG Holding Co., 10.00%, 05/15/09 (e)                                                 75               76
   Teekay Shipping Corp., 8.875%, 07/15/11                                                75               78
   Terex Corp., 10.375%, 04/01/11                                                        125              134
                                                                                                      -------
                                                                                                          288
Media - 13.1%
   Charter Communications Holdings LLC
         8.625%, 04/01/09                                                                175              117
         10.75%, 10/01/09                                                                 75               53
         9.625%, 11/15/09 (e)                                                             75               50
         9.625%, 11/15/09                                                                 50               33
         10.25%, 01/15/10                                                                 50               34
         11.125%, 01/15/11                                                               100               69
         (Step-Up Bond), 9.92%, 04/01/11 (d)                                             375              180
         (Step-Up Bond), 11.75%, 05/15/11 (d)                                             75               26
         10.00%, 05/15/11                                                                 25               17
   Corus Entertainment Inc., 8.75%, 03/01/12                                             150              150
   CSC Holdings Inc.
         8.125%, 08/15/09                                                                 75               62
         9.875%, 02/15/13                                                                325              241
         10.50%, 05/15/16                                                                 50               38
         9.875%, 04/01/23                                                                 75               56
   Echostar DBS Corp., 9.375%, 02/01/09                                                  200              185
   Entercom Radio LLC/Entercom Capital Inc.,
         7.625%, 03/01/14                                                                500              496
   Hollinger International Publishing Inc.
         9.25%, 02/01/06                                                                  45               46
         9.25%, 03/15/07                                                                  45               46
   LIN Television Corp., 8.00%, 01/15/08                                                 175              174
   Mediacom Broadband LLC, 11.00%, 07/15/13                                              175              164
   Nextmedia Operating Inc., 10.75%, 07/01/11                                            125              126
   Radio One Inc., 8.875%, 07/01/11                                                       75               75
   Rogers Communications Inc.
         9.125%, 01/15/06                                                                 50               46
         8.875%, 07/15/07                                                                125              114
   Spectrasite Holdings Inc.,
         (Step-Up Bond), 12.00%, 07/15/08 (d)                                             80               25
   United Pan-Europe Communications NV
         (Step-Up Bond), 13.375%, 11/01/09 (d) (i)                                       150               14
         11.25%, 02/01/10 (i)                                                            275               36
         11.50%, 02/01/10 (i)                                                            175               22
         (Step-Up Bond), 13.75%, 02/01/10 (d) (i)                                        115               10
   Young Broadcasting Inc., 8.50%, 12/15/08 (e)                                          100              100
                                                                                                      -------
                                                                                                        2,805
Mining - 1.1%
   Compass Minerals Group Inc., 10.00%, 08/15/11                                          75               79
   Luscar Coal Ltd., 9.75%, 10/15/11                                                     125              134
                                                                                                      -------
                                                                                                          213
Office & Business Equipment - 1.8%
   Xerox Capital (Europe) Plc, 5.875%, 05/15/04                                          250              205
   Xerox Corp., 5.50%, 11/15/03                                                          200              174
                                                                                                      -------
                                                                                                          379
Oil & Gas Producers - 7.2%
   Magnum Hunter Resources Inc., 9.60%, 03/15/12 (e)                                     250              258
   Nuevo Energy Co., 9.375%, 10/01/10                                                     25               25
   Ocean Energy Inc., 8.875%, 07/15/07                                                   145              151
   PennzEnergy Co., 10.25%, 11/01/05                                                     125              144
   Pioneer Natural Resources Co., 9.625%, 04/01/10                                       125              137
   Plains Resources Inc., 10.25%, 03/15/06                                               125              129
   Pride International Inc., 9.375%, 05/01/07                                            100              104
   Stone Energy Corp., 8.25%, 12/15/11                                                   200              200
   Transocean Inc., 9.50%, 12/15/08                                                      125              149
   Vintage Petroleum Inc.
         8.625%, 02/01/09                                                                125              118
         9.75%, 06/30/09                                                                  50               49
   Westport Resources Corp., 8.25%, 11/01/11                                              75               77
                                                                                                      -------
                                                                                                        1,541
Oil & Gas Services - 0.6%
   Key Energy Services Inc., 14.00%, 01/15/09                                            102              119

Packaging & Containers - 2.2%
   Berry Plastics Corp., 11.00%, 07/15/07                                                100              112
   BPC Holding Corp., 12.50%, 12/15/06                                                   125              131
   Plastipak Holdings Inc., 10.75%, 09/01/11                                             125              137
   Radnor Holdings Corp., 10.00%, 12/01/03                                               100               92
                                                                                                      -------
                                                                                                          472

Pharmaceuticals - 0.8%
   AdvancePCS, 8.50%, 04/01/08                                                           175              181

Pipelines - 0.8%
   Western Gas Resources Inc., 10.00%, 06/15/09                                          150              161

Real Estate - 2.4%
   Capstar Hotel Co., 8.75%, 08/15/07                                                    175              154
   Felcor Lodging LP
         9.50%, 09/15/08                                                                 150              152
         8.50%, 06/01/11                                                                  75               74
   Host Marriott LP, 8.375%, 02/15/06                                                     75               74
   Meristar Hospitality Corp., 9.125%, 01/15/11 (e)                                       75               72
                                                                                                      -------
                                                                                                          526
Retail - 7.7%
   Advance Stores Co. Inc., 10.25%, 04/15/08                                              75               79
   Cole National Group
         8.625%, 08/15/07                                                                125              123
         8.875%, 05/15/12 (e)                                                             50               50
   Finlay Fine Jewelry Corp., 8.375%, 05/01/08                                           150              147
   Gap Inc.
         6.90%, 09/15/07                                                                  75               68
         10.55%, 12/15/08 (g)                                                             90               93
   Guitar Center Inc., 11.00%, 07/01/06                                                  125              128
   Home Interiors & Gifts Inc., 10.125%, 06/01/08                                        175              165
   Leslie's Poolmart, 10.375%, 07/15/04                                                  125              118
   Petco Animal Supplies Inc., 10.75%, 11/01/11                                          100              108
   R.H. Donnelly Inc., 9.125%, 06/01/08                                                  175              181
   Rite Aid Corp.
         7.125%, 01/15/07                                                                 50               35
         11.25%, 07/01/08                                                                175              137
   Saks Inc.
         7.50%, 12/01/10                                                                  50               44
         9.875%, 10/01/11                                                                175              175
                                                                                                      -------
                                                                                                        1,651
Savings & Loans - 0.6%
   Sovereign Bancorp. Inc., 10.50%, 11/15/06                                             125              138

Telecommunications - 6.1% AT&T Corp.
         7.30%, 11/15/11 (e) (g)                                                         200              166
         6.50%, 03/15/29                                                                 200              138
   Dobson Communications Corp., 10.875%, 07/01/10                                         50               30
   EchoStar Broadband Corp., 10.375%, 10/01/07                                           100               96
   Echostar DBS Corp., 9.125%, 01/15/09 (e)                                              175              160
   Global Crossing Holding Ltd., 9.625%, 05/15/08 (i)                                    110                1
   Global Crossing North America Inc., 6.00%, 10/15/03 (i) 175                            21
   Insight Midwest LP/Insight Capital Inc., 9.75%, 10/01/09125                           115
   NTL Communications Corp., (Step-Up Bond),
         12.375%, 10/01/08 (d) (i)                                                       145               29
   NTL Inc.
         12.75%, 04/15/05 (i)                                                             25                7
         11.50%, 02/01/06 (i)                                                            210               56
         10.00%, 02/15/07 (i)                                                            125               33
         (Step-Up Bond), 9.75%, 04/01/08 (d) (i)                                          50               11
   Qwest Capital Funding Inc., 6.875%, 07/15/28                                          100               51
   Qwest Communications International, 7.50%, 11/01/08                                   225              136
   Qwest Corp., 8.875%, 03/15/12 (e)                                                     200              178
   Telewest Communication Plc,
         (Step-Up Bond) 11.375%, 02/01/10 (d)                                            180               51
         (Step-Up Bond) 9.25%, 04/15/09 (d)                                              125               37
                                                                                                      -------
                                                                                                        1,316
Textiles - 0.1%
   Pillowtex Corp., 9.00%, 12/15/07 (i)                                                   75                1

Tobacco - 0.6%
   North Atlantic Trading Co., 11.00%, 06/15/04 (e)                                      125              125

Transportation - 0.6%
   Holt Group, 9.75%, 01/15/06 (i)                                                       125                4
   Teekay Shipping Corp., 8.32%, 02/01/08                                                125              130
                                                                                                      -------
                                                                                                          134
Wireless Telecommunications - 6.5%
   American Cellular Corp., 9.50%, 10/15/09                                              100               18
   American Tower Corp., 9.375%, 02/01/09                                                250              138
   AT&T Wireless Services Inc.
         7.875%, 03/01/11                                                                 50               40
         8.125%, 05/01/12                                                                200              163
   Crown Castle International Corp.
         9.375%, 08/01/11                                                                175              110
         10.75%, 08/01/11                                                                 50               33
   Motorola Inc., 8.00%, 11/01/11                                                         50               49
   Nextel Communications Inc.
         (Step-Up Bond), 9.75%, 10/31/07 (d)                                             200              100
         (Step-Up Bond), 9.95%, 02/15/08 (d)                                              75               36
         9.375%, 11/15/09                                                                450              228
   Price Communications Wireless Inc., 11.75%, 07/15/07                                  175              184
   Rogers Cantel Inc., 8.80%, 10/01/07                                                   100               65
   SBA Communications Corp., 10.25%, 02/01/09                                            150               90
   Spectrasite Holdings Inc.
         (Step-Up Bond), 12.875%, 03/15/10 (d)                                            50               12
         10.75%, 03/15/10                                                                 50               22
   TeleCorp PCS Inc., 10.625%, 07/15/10                                                   41               38
   Triton PCS Inc., 8.75%, 11/15/11                                                      100               62
                                                                                                      -------
                                                                                                        1,388
                                                                                                      -------

   Total Corporate Bonds (cost $23,653)                                                                21,175
                                                                                                      -------

Preferred Stocks - 1.0%
-----------------------
Media - 1.0%
   Cablevision Systems Corp., 11.125%                                                      1               78
   Cablevision Systems Corp., 11.75%                                                       2              129
                                                                                                      -------
                                                                                                          207
Wireless Telecommunications - 0.0%
   Rural Cellular Corp., 12.25%                                                           --                9
                                                                                                      -------

   Total Preferred Stocks (cost $386)                                                                     216
                                                                                                      -------

Warrants - 0.0%
---------------
Retail - 0.0%
   Mattress Discounters Corp., Expiring 07/15/07                                          --               --
                                                                                                      -------

   Total Warrants (cost $ - )                                                                              --
                                                                                                      -------

Total Investments - 100% (cost $24,304)                                                              $ 21,481
---------------------------------------                                                               =======


Salomon Brothers/JNL U.S. Government & Quality Bond Fund
Corporate Bonds - 4.0%
----------------------
Asset Backed Securities - 4.0%
   CS First Boston Mortgage Securities Corp., 5.435%, 09/15/34 (g)                  $  5,000         $  4,951
   Green Tree Financial Corp., 7.07%, 01/15/29                                         1,284            1,355
   LB Commercial Conduit Mortgage Trust,
         7.4849%, 10/25/26 (g)                                                         5,158            5,499
                                                                                                      -------

   Total Corporate Bonds (cost $11,673)                                                                11,805
                                                                                                      -------

Government Securities - 67.4%
-----------------------------
U.S. Government Agencies - 36.7%
   Federal Home Loan Bank, 5.80%, 09/02/08                                             3,500            3,700
   Federal Home Loan Mortgage Corp.
         6.00%, TBA (c)                                                               10,000            9,992
         6.00%, TBA (c)                                                                5,000            5,109
         7.00%, TBA (c)                                                                4,000            4,146
         6.00%, 09/01/10                                                                   1                1
         7.00%, 07/01/11                                                                  28               29
         6.50%, 08/01/13                                                                 233              243
         8.25%, 04/01/17                                                                  50               54
         10.50%, 06/01/20                                                                205              233
         8.00%, 07/01/20                                                                 320              343
         10.00%, 09/01/20                                                                411              465
         8.50%, 03/15/24                                                               1,599            1,656
         6.00%, 11/01/28                                                               3,450            3,472
         8.00%, 09/01/31 (f)                                                           6,959            7,384
   Federal National Mortgage Association
         5.50%, TBA (c)                                                                7,000            7,015
         6.00%, TBA (c)                                                                5,000            4,994
         6.50%, TBA (c)                                                               43,000           43,911
         7.3717%, 01/17/13 (g)                                                         2,564            2,742
         12.50%, 09/20/15                                                                  7                8
         13.00%, 11/15/15                                                                  6                7
         12.00%, 01/01/16                                                                173              199
         12.00%, 01/15/16                                                                  8                9
         12.50%, 01/15/16                                                                104              121
         11.50%, 09/01/19                                                                  2                2
         10.50%, 08/01/20                                                                 29               33
         6.50%, 03/01/26                                                                 143              146
         7.00%, 05/01/26                                                                 108              112
         9.00%, 08/01/26                                                                  35               38
         7.00%, 11/01/28                                                                 208               21
         7.00%, 12/01/28                                                                 134              135
         6.9247%, 12/28/28 (g)                                                           708              757
         7.00%, 03/01/29                                                                 475              493
         8.00%, 07/01/29                                                                  13               14
         8.00%, 11/01/29                                                                 120              128
         8.00%, 12/01/29                                                                 307              326
         7.00%, 01/01/30                                                               1,080            1,120
         8.00%, 01/01/30                                                                 415              441
         8.00%, 02/01/30                                                                  85               90
         8.00%, 05/01/30                                                                  42               45
         6.527%, 05/25/30                                                              2,250            2,380
         8.00%, 09/01/30                                                                  39               41
         8.00%, 10/01/30                                                                 245              260
         8.00%, 11/01/30                                                                  16               17
         8.00%, 01/01/31                                                                 812              862
         7.50%, 02/01/31 (f)                                                           1,997            2,097
         8.00%, 02/01/31                                                                 471              501
         8.00%, 03/01/31                                                                 362              385
         8.00%, 04/01/31                                                                  64               68
   Government National Mortgage Association
         13.50%, 07/15/10                                                                129              152
         8.50%, 01/15/18                                                                  70               76
   Government National Mortgage Association II,
         9.00%, 12/20/19                                                               1,031            1,133
                                                                                                      -------
                                                                                                      107,206
U.S. Treasury Securities - 30.7%
   U.S. Treasury Bonds
         6.625%, 02/15/27                                                              2,350            2,639
         6.375%, 08/15/27                                                              1,000            1,091
         5.25%, 11/15/28                                                               2,000            1,880
         5.25%, 02/15/29                                                               2,000            1,881
         6.125%, 08/15/29 (f)                                                          1,250            1,328
         5.375%, 02/15/31 (f)                                                          7,000            6,855
   U.S. Treasury Notes
         5.25%, 05/15/04 (l)                                                           8,500            8,884
         5.875%, 11/15/04 (f)                                                          5,000            5,314
         6.75%, 05/15/05 (f)                                                          12,000           13,097
         5.75%, 11/15/05 (f)                                                          18,500           19,743
         4.625%, 05/15/06 (f)                                                          9,000            9,270
         4.375%, 05/15/07 (f)                                                         13,000           13,178
         4.875%, 02/15/12                                                              5,000            5,018
                                                                                                      -------
                                                                                                       90,178
                                                                                                      -------

   Total Government Securities (cost $193,754)                                                        197,884
                                                                                                      -------

Short Term Investments - 28.6%
------------------------------
Commercial Paper - 17.0%
   Emerald Corp., 1.75%, 07/15/02                                                      6,426            6,421
   Ford Motor Credit Co., 1.98%, 07/15/02                                              8,750            8,743
   General Motors Acceptance Corp., 2.00%, 07/15/02                                    8,750            8,743
   Grand Funding II, 2.20%, 07/15/02                                                   8,750            8,743
   Kinder Morgan Inc., 2.05%, 07/15/02                                                 8,750            8,743
   Mermaid Funding Corp., 2.15%, 07/15/02                                              8,750            8,743
                                                                                                      -------
                                                                                                       50,136
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus, 1.89% (a)                                                 1                1

Repurchase Agreement - 11.6%
   Repurchase Agreement with State Street Bank, 1.00%,
   (Collateralized by $14,770 U.S. Treasury Note, 5.50%,
   due 5/31/03, market value $15,303) acquired on
   6/28/02, due 07/01/02                                                            $ 15,000           15,000

   Repurchase Agreement with UBS Warburg Paine Webber, 1.00%, (Collateralized by
   $14,035, U.S. Treasury Bond, 8.875%, due 08/15/17, market value
   $19,421) acquired on 06/28/02, due 07/01/02                                        19,040           19,040
                                                                                                      -------
                                                                                                       34,040
                                                                                                      -------

   Total Short Term Investments (cost $84,177)                                                         84,177
                                                                                                      -------

Total Investments - 100% (cost $289,604)                                                             $294,066
----------------------------------------                                                              =======


T. Rowe Price/JNL Established Growth Fund
Common Stocks - 97.8%
---------------------
Advertising - 0.7%
   Omnicom Group Inc.                                                                     59         $  2,711

Banks - 4.3%
   Bank of New York Co. Inc.                                                              35            1,175
   Fifth Third Bancorp                                                                    41            2,719
   Mellon Financial Corp.                                                                107            3,360
   Northern Trust Corp.                                                                   30            1,322
   State Street Corp.                                                                     33            1,466
   US Bancorp                                                                            211            4,918
   Wells Fargo & Co.                                                                      35            1,767
                                                                                                      -------
                                                                                                       16,727
Beverages - 2.6%
   Anheuser-Busch Cos. Inc.                                                               48            2,395
   Cia de Bebidas das Americas                                                         6,800            1,056
   Coca-Cola Co.                                                                          70            3,909
   PepsiCo Inc.                                                                           59            2,834
                                                                                                      -------
                                                                                                       10,194
Biotechnology - 0.3%
   Amgen Inc. (b)                                                                         31            1,315

Commercial Services - 5.0%
   Accenture Ltd. (b)                                                                    127            2,407
   Apollo Group Inc. (b)                                                                  73            2,878
   Cendant Corp. (b)                                                                     272            4,315
   Concord EFS Inc. (b)                                                                  173            5,226
   Convergys Corp. (b)                                                                    56            1,081
   Securitas AB                                                                          158            3,245
                                                                                                      -------
                                                                                                       19,152
Computers - 3.2%
   Affiliated Computer Services Inc. - Class A (b)                                       117            5,531
   Brocade Communications Systems Inc. (b)                                                34              591
   Dell Computer Corp. (b)                                                               107            2,789
   Lexmark International Inc. (b)                                                         35            1,926
   Veritas Software Corp. (b)                                                             70            1,389
                                                                                                      -------
                                                                                                       12,226
Cosmetics & Personal Care - 0.3%
   Colgate-Palmolive Co.                                                                  25            1,241

Diversified Financial Services - 11.3%
   Capital One Financial Corp.                                                            36            2,216
   Citigroup Inc.                                                                        397           15,378
   Fannie Mae                                                                             49            3,606
   Freddie Mac                                                                           212           12,974
   Goldman Sachs Group Inc.                                                               25            1,819
   Merrill Lynch & Co. Inc.                                                               94            3,815
   Morgan Stanley Dean Witter & Co.                                                       57            2,452
   SLM Corp.                                                                              15            1,425
                                                                                                      -------
                                                                                                       43,685
Electronics - 0.5%
   Flextronics International Ltd. (b)                                                    115              818
   Waters Corp. (b)                                                                       49            1,295
                                                                                                      -------
                                                                                                        2,113
Food - 2.1%
   General Mills Inc.                                                                     35            1,556
   Koninklijke Ahold NV                                                                  139            2,930
   Safeway Inc. (b)                                                                       30              861
   Sysco Corp.                                                                           100            2,712
                                                                                                      -------
                                                                                                        8,059
Healthcare - 9.4%
   Baxter International Inc.                                                              91            4,041
   HCA Inc.                                                                               96            4,555
   Johnson & Johnson                                                                     126            6,564
   Laboratory Corp. of America Holdings (b)                                               42            1,936
   UnitedHealth Group Inc.                                                               151           13,806
   WellPoint Health Networks Inc. (b)                                                     67            5,173
                                                                                                      -------
                                                                                                       36,075
Holding Companies - Diversified - 0.4%
   Hutchison Whampoa Ltd.                                                                192            1,430

Home Furnishings - 0.4%
   SONY Corp.                                                                             29            1,510

Insurance - 5.6%
   ACE Ltd.                                                                               83            2,607
   American International Group Inc.                                                     126            8,617
   Berkshire Hathaway Inc. - Class A (b)                                                  --            1,536
   Fairfax Financial Holdings Ltd. (b)                                                     6              560
   Hartford Financial Services Group Inc.                                                 50            2,997
   Marsh & McLennan Cos. Inc.                                                             22            2,145
   Progressive Corp.                                                                      25            1,458
   XL Capital Ltd.                                                                        19            1,618
                                                                                                      -------
                                                                                                       21,538
Leisure Time - 1.6%
   Harley-Davidson Inc.                                                                   76            3,891
   USA Interactive (b)                                                                    70            1,646
   USA Interactive (b) (e)                                                                24              554
                                                                                                      -------
                                                                                                        6,091
Lodging - 0.3%
   MGM MIRAGE (b)                                                                         31            1,060

Manufacturing - 3.3%
   General Electric Co.                                                                  279            8,102
   Honeywell International Inc.                                                           64            2,244
   Tyco International Ltd.                                                               186            2,516
                                                                                                      -------
                                                                                                       12,862
Media - 6.8%
   AOL Time Warner Inc. (b)                                                              270            3,966
   Clear Channel Communications Inc. (b)                                                 126            4,047
   Comcast Corp. (b)                                                                     130            3,094
   Liberty Media Corp. (b)                                                               385            3,854
   Univision Communications Inc. (b)                                                      92            2,895
   Viacom Inc. - Class B (b)                                                             171            7,580
   Walt Disney Co.                                                                        51              968
                                                                                                      -------
                                                                                                       26,404
Oil & Gas Producers - 2.6%
   ChevronTexaco Corp.                                                                    54            4,735
   Exxon Mobil Corp.                                                                     126            5,160
                                                                                                      -------
                                                                                                        9,895
Oil & Gas Services - 1.2%
   Baker Hughes Inc.                                                                      95            3,169
   Schlumberger Ltd.                                                                      28            1,312
                                                                                                      -------
                                                                                                        4,481
Pharmaceuticals - 11.0%
   Abbott Laboratories                                                                    46            1,743
   AmerisourceBergen Corp.                                                                41            3,139
   Biovail Corp. (b)                                                                      46            1,338
   Cardinal Health Inc.                                                                   51            3,101
   Eli Lilly & Co.                                                                        27            1,506
   MedImmune Inc. (b)                                                                     93            2,450
   Pfizer Inc.                                                                           382           13,367
   Pharmacia Corp.                                                                        81            3,016
   Sanofi-Synthelabo SA                                                                   67            4,088
   Schering-Plough Corp.                                                                  19              472
   Wyeth                                                                                 157            8,023
                                                                                                      -------
                                                                                                       42,243
Pipelines - 0.3%
   El Paso Corp.                                                                          49            1,018

Retail - 8.7%
   Best Buy Co. Inc. (b)                                                                  35            1,269
   Gap Inc.                                                                               87            1,235
   Home Depot Inc.                                                                       203            7,465
   Inditex SA (b)                                                                        125            2,629
   Kohl's Corp. (b)                                                                       32            2,243
   Starbucks Corp. (b)                                                                    68            1,695
   Target Corp.                                                                          196            7,483
   Wal-Mart de Mexico SA de CV - ADR                                                      62            1,692
   Wal-Mart Stores Inc.                                                                   76            4,175
   Walgreen Co.                                                                           95            3,681
                                                                                                      -------
                                                                                                       33,567
Semiconductors - 2.3%
   Analog Devices Inc. (b)                                                                61            1,812
   Applied Materials Inc. (b)                                                             36              689
   Intel Corp.                                                                           134            2,455
   Maxim Integrated Products Inc. (b)                                                     32            1,242
   Samsung Electronics                                                                     6            1,559
   Texas Instruments Inc.                                                                 51            1,211
                                                                                                      -------
                                                                                                        8,968
Software - 7.0%
   Adobe Systems Inc.                                                                     48            1,357
   Automatic Data Processing Inc.                                                         54            2,334
   First Data Corp.                                                                      285           10,595
   Fiserv Inc. (b)                                                                        28            1,010
   Microsoft Corp. (b)                                                                   207           11,301
   Siebel Systems Inc. (b)                                                                29              414
                                                                                                      -------
                                                                                                       27,011
Telecommunications - 0.7%
   AT&T Corp.                                                                            146            1,564
   Echostar Communications Corp. (b)                                                      56            1,045
                                                                                                      -------
                                                                                                        2,609
Telecommunications Equipment - 1.6%
   Cisco Systems Inc. (b)                                                                369            5,151
   Nokia Corp. - ADR                                                                      58              844
                                                                                                      -------
                                                                                                        5,995
Tobacco - 1.1%
   Philip Morris Cos. Inc.                                                               100            4,359

Transportation - 0.8%
   United Parcel Service Inc.                                                             52            3,180

Wireless Telecommunications - 2.4%
   NTT DoCoMo Inc.                                                                         1            1,280
   Qualcomm Inc. (b)                                                                      93            2,554
   Vodafone Group Plc - ADR                                                               59              804
   Vodafone Group Plc                                                                  3,714            5,095
                                                                                                      -------
                                                                                                        9,733
                                                                                                      -------

   Total Common Stocks (cost $419,852)                                                                377,452
                                                                                                      -------

Short Term Investments - 2.2%
-----------------------------
Money Market Funds - 2.2%
   Dreyfus Cash Management Plus, 1.89% (a)                                             2,622            2,622
   T. Rowe Price Reserves Investment Fund, 1.94% (a)                                   5,691            5,691
                                                                                                      -------

   Total Short Term Investments (cost $8,313)                                                           8,313
                                                                                                      -------

Total Investments - 100% (cost $428,165)                                                             $385,765
----------------------------------------                                                              =======


T. Rowe Price/JNL Mid-Cap Growth Fund
Common Stocks - 94.8%
---------------------
Advertising - 2.0%
   Catalina Marketing Corp. (b)                                                           99         $  2,796
   Lamar Advertising Co. (b)                                                             104            3,870
                                                                                                      -------
                                                                                                        6,666
Aerospace & Defense - 2.4%
   L-3 Communications Holdings Inc. (b)                                                   57            3,078
   Rockwell Collins Inc.                                                                 181            4,963
                                                                                                      -------
                                                                                                        8,041
Apparel - 0.9%
   Coach Inc. (b)                                                                         53            2,910

Banks - 0.1%
   Silicon Valley Bancshares (b)                                                          28              738

Biotechnology - 0.9%
   Human Genome Sciences Inc. (b)                                                         43              576
   IDEC Pharmaceuticals Corp. (b)                                                         51            1,808
   Protein Design Labs Inc. (b)                                                           51              554
                                                                                                      -------
                                                                                                        2,938
Building Materials - 1.0%
   American Standard Cos. Inc. (b)                                                        45            3,380

Chemicals - 1.0%
   Agrium Inc.                                                                            29              274
   Cabot Microelectronics Corp. (b)                                                        8              345
   Potash Corp. of Saskatchewan Inc.                                                      40            2,668
                                                                                                      -------
                                                                                                        3,287
Commercial Services - 8.9%
   Apollo Group Inc. (b)                                                                  30            1,183
   Concord EFS Inc. (b)                                                                  143            4,310
   Convergys Corp. (b)                                                                   100            1,948
   Hewitt Associates Inc. - Class A (b)                                                   38              878
   Iron Mountain Inc. (b)                                                                113            3,486
   KPMG Consulting Inc. (b)                                                              216            3,210
   Manpower Inc.                                                                         125            4,594
   Robert Half International Inc. (b)                                                    193            4,497
   Viad Corp.                                                                             92            2,392
   Weight Watchers International Inc. (b)                                                 68            2,953
                                                                                                      -------
                                                                                                       29,451
Computers - 6.9%
   Affiliated Computer Services Inc. - Class A (b)                                       154            7,312
   BISYS Group Inc. (b)                                                                   83            2,764
   Brocade Communications Systems Inc. (b)                                                67            1,171
   Ceridian Corp. (b)                                                                    202            3,834
   DST Systems Inc. (b)                                                                   53            2,423
   Lexmark International Inc. (b)                                                         43            2,339
   Sungard Data Systems Inc. (b)                                                          64            1,695
   Veritas Software Corp. (b)                                                             70            1,385
                                                                                                      -------
                                                                                                       22,923
Diversified Financial Services - 4.0%
   Capital One Financial Corp.                                                            48            2,930
   Franklin Resources Inc.                                                                90            3,838
   Legg Mason Inc.                                                                        30            1,480
   Waddell & Reed Financial Inc. - Class A                                               220            5,042
                                                                                                      -------
                                                                                                       13,290
Electrical Components & Equipment - 0.4%
   Molex Inc.                                                                             52            1,426

Electronics - 2.7%
   AVX Corp.                                                                              82            1,338
   Celestica Inc. (b)                                                                     94            2,135
   Garmin Ltd. (b)                                                                        54            1,200
   Jabil Circuit Inc. (b)                                                                117            2,470
   Waters Corp. (b)                                                                       65            1,736
                                                                                                      -------
                                                                                                        8,879
Environmental Control - 0.7%
   Republic Services Inc. (b)                                                            122            2,327

Food - 1.9%
   Sysco Corp.                                                                            32              871
   Whole Foods Market Inc. (b)                                                           109            5,256
                                                                                                      -------
                                                                                                        6,127
Healthcare - 7.4%
   Anthem Inc. (b)                                                                        73            4,926
   Apogent Technologies Inc. (b)                                                         168            3,456
   DaVita Inc. (b)                                                                       100            2,380
   Health Management Associates Inc. (b)                                                 125            2,519
   Laboratory Corp. of America Holdings (b)                                               91            4,154
   Manor Care Inc. (b)                                                                   160            3,680
   WellPoint Health Networks Inc. (b)                                                     41            3,190
                                                                                                      -------
                                                                                                       24,305
Insurance - 7.0%
   Allmerica Financial Corp.                                                              73            3,373
   Mercury General Corp.                                                                  54            2,619
   Nationwide Financial Services Inc. - Class A                                           57            2,252
   PMI Group Inc.                                                                         83            3,171
   Principal Financial Group (b)                                                          83            2,573
   Progressive Corp.                                                                      47            2,719
   Protective Life Corp.                                                                  72            2,382
   Radian Group Inc.                                                                      83            4,054
                                                                                                      -------
                                                                                                       23,143
Internet - 1.7%
   Internet Security Systems Inc. (b)                                                     69              900
   Network Associates Inc. (b)                                                            91            1,754
   RealNetworks Inc. (b)                                                                  77              313
   Ticketmaster - Class B (b)                                                            106            1,983
   VeriSign Inc. (b)                                                                     105              752
                                                                                                      -------
                                                                                                        5,702
Leisure Time - 1.0%
   Brunswick Corp.                                                                        20              571
   Sabre Holdings Corp. (b)                                                               73            2,614
                                                                                                      -------
                                                                                                        3,185
Manufacturing - 3.8%
   Danaher Corp.                                                                          61            4,047
   ITT Industries Inc.                                                                    68            4,801
   Roper Industries Inc.                                                                  53            1,977
   Teleflex Inc.                                                                          31            1,772
                                                                                                      -------
                                                                                                       12,597
Media - 1.6%
   Charter Communications Inc. (b)                                                       172              704
   Cox Radio Inc. (b)                                                                     97            2,326
   Entercom Communications Corp. (b)                                                      21              964
   Hispanic Broadcasting Corp. (b)                                                         7              188
   Univision Communications Inc. (b)                                                      11              345
   Westwood One Inc. (b)                                                                  24              805
                                                                                                      -------
                                                                                                        5,332
Oil & Gas Producers - 5.3%
   Devon Energy Corp.                                                                     83            4,090
   Diamond Offshore Drilling Inc.                                                        125            3,563
   EOG Resources Inc.                                                                     94            3,732
   Ocean Energy Inc.                                                                     198            4,291
   XTO Energy Inc.                                                                        92            1,894
                                                                                                      -------
                                                                                                       17,570
Oil & Gas Services - 4.1%
   BJ Services Co. (b)                                                                   140            4,743
   Cooper Cameron Corp. (b)                                                               52            2,518
   FMC Technologies Inc. (b)                                                              92            1,910
   Smith International Inc. (b)                                                           62            4,228
                                                                                                      -------
                                                                                                       13,399
Pharmaceuticals - 9.6%
   Abgenix Inc. (b)                                                                       51              500
   Alkermes Inc. (b)                                                                      95            1,521
   Allergan Inc.                                                                          27            1,802
   AmerisourceBergen Corp.                                                                55            4,180
   Biovail Corp. (b)                                                                      38            1,100
   Cephalon Inc. (b)                                                                      56            2,531
   Gilead Sciences Inc. (b)                                                              104            3,420
   King Pharmaceuticals Inc. (b)                                                          52            1,157
   MedImmune Inc. (b)                                                                    107            2,825
   Omnicare Inc.                                                                         260            6,828
   Sepracor Inc. (b)                                                                      60              573
   Shire Pharmaceuticals Group Plc - ADR (b)                                              64            1,652
   Teva Pharmaceutical Industries Ltd. - ADR                                              45            3,005
   Vertex Pharmaceuticals Inc. (b)                                                        40              651
                                                                                                      -------
                                                                                                       31,745
Retail - 9.1%
   American Eagle Outfitters Inc. (b)                                                     57            1,205
   Best Buy Co. Inc. (b)                                                                  87            3,158
   BJ's Wholesale Club Inc. (b)                                                           52            2,002
   Dollar Tree Stores Inc. (b)                                                           129            5,084
   Family Dollar Stores Inc.                                                             141            4,970
   MSC Industrial Direct Co. Inc. (b)                                                     47              917
   O'Reilly Automotive Inc. (b)                                                          100            2,756
   Outback Steakhouse Inc. (b)                                                            53            1,860
   Ross Stores Inc.                                                                       60            2,445
   Starbucks Corp. (b)                                                                   134            3,330
   TJX Cos. Inc.                                                                         113            2,216
                                                                                                      -------
                                                                                                       29,943
Semiconductors - 3.0%
   Intersil Corp. (b)                                                                     58            1,240
   KLA-Tencor Corp. (b)                                                                   37            1,628
   Lattice Semiconductor Corp. (b)                                                       192            1,678
   Marvell Technology Group Ltd. (b)                                                      13              259
   Maxim Integrated Products Inc. (b)                                                     55            2,108
   Novellus Systems Inc. (b)                                                              36            1,224
   Semtech Corp. (b)                                                                      62            1,655
                                                                                                      -------
                                                                                                        9,792
Software - 5.5%
   Adobe Systems Inc.                                                                     57            1,625
   Certegy Inc. (b)                                                                      130            4,824
   ChoicePoint Inc. (b)                                                                   87            3,941
   Citrix Systems Inc. (b)                                                                55              329
   Electronic Arts Inc. (b)                                                               25            1,664
   Fiserv Inc. (b)                                                                        51            1,872
   Informatica Corp. (b)                                                                  69              486
   Intuit Inc. (b)                                                                        46            2,287
   Mercury Interactive Corp. (b)                                                          56            1,286
                                                                                                      -------
                                                                                                       18,314
Telecommunications Equipment - 0.2%
   CIENA Corp. (b)                                                                       138              578

Transportation - 0.7%
   C.H. Robinson Worldwide Inc.                                                            6              198
   Expeditors International of Washington Inc.                                            65            2,155
                                                                                                      -------
                                                                                                        2,353
Wireless Telecommunications - 1.0%
   Nextel Communications Inc. (b)                                                        168              539
   Rogers Communications Inc. - Class B (b)                                              168            1,536
   Triton PCS Holdings Inc. (b)                                                          136              530
   Western Wireless Corp. (b)                                                            177              574
                                                                                                      -------
                                                                                                        3,179
                                                                                                      -------

   Total Common Stocks (cost $288,750)                                                                313,520
                                                                                                      -------

Short Term Investments - 5.2%
-----------------------------
Money Market Funds - 5.2%
   Dreyfus Cash Management Plus, 1.89% (a)                                             7,197            7,197
   T. Rowe Price Reserves Investment Fund, 1.94% (a)                                   9,957            9,957
                                                                                                      -------

   Total Short Term Investments (cost $17,154)                                                         17,154
                                                                                                      -------

Total Investments - 100% (cost $305,904)                                                             $330,674
----------------------------------------                                                              =======


T. Rowe Price/JNL Value Fund
Common Stocks - 97.0%
---------------------
Advertising - 0.7%
   Omnicom Group Inc.                                                                     33         $  1,507

Aerospace & Defense - 3.4%
   Lockheed Martin Corp.                                                                  24            1,696
   Raytheon Co.                                                                           66            2,706
   Rockwell Collins Inc.                                                                 118            3,246
                                                                                                      -------
                                                                                                        7,648
Airlines - 0.6%
   Delta Air Lines Inc.                                                                   67            1,330

Auto Manufacturers - 0.8%
   Ford Motor Co.                                                                        112            1,793

Auto Parts & Equipment - 2.1%
   Goodyear Tire & Rubber Co.                                                            121            2,271
   TRW Inc.                                                                               41            2,337
                                                                                                      -------
                                                                                                        4,608
Banks - 6.2%
   AmSouth Bancorp                                                                        91            2,043
   Bank of America Corp.                                                                  33            2,336
   Bank One Corp.                                                                         79            3,021
   FleetBoston Financial Corp.                                                            88            2,835
   Mellon Financial Corp.                                                                 24              767
   US Bancorp                                                                            119            2,781
                                                                                                      -------
                                                                                                       13,782
Beverages - 1.1%
   Coca-Cola Enterprises Inc.                                                            106            2,347

Building Materials - 0.5%
   Masco Corp.                                                                            43            1,168

Chemicals - 2.8%
   Du Pont (E.I.) de Nemours & Co.                                                        65            2,886
   Great Lakes Chemical Corp.                                                             97            2,556
   Hercules Inc. (b)                                                                      80              928
                                                                                                      -------
                                                                                                        6,370
Commercial Services - 0.6%
   R.R. Donnelley & Sons Co.                                                              50            1,369

Computers - 1.2%
   Hewlett-Packard Co.                                                                   172            2,628

Diversified Financial Services - 6.4%
   American Express Co.                                                                   80            2,887
   Charles Schwab Corp.                                                                   39              438
   Citigroup Inc.                                                                         35            1,374
   Fannie Mae                                                                             16            1,173
   Franklin Resources Inc.                                                                65            2,784
   JP Morgan Chase & Co.                                                                  77            2,602
   Merrill Lynch & Co. Inc.                                                               76            3,082
                                                                                                      -------
                                                                                                       14,340
Electric - 2.3%
   CMS Energy Corp.                                                                       54              593
   Constellation Energy Group Inc.                                                        81            2,382
   NiSource Inc.                                                                          98            2,139
                                                                                                      -------
                                                                                                        5,114
Electrical Components & Equipment - 0.6%
   American Power Conversion Corp. (b)                                                   104            1,310

Electronics - 0.8%
   Agilent Technologies Inc. (b)                                                          74            1,748

Environmental Control - 0.8%
   Waste Management Inc.                                                                  66            1,725

Food - 1.3%
   Campbell Soup Co.                                                                     101            2,805

Forest Products & Paper - 2.0%
   Bowater Inc.                                                                           35            1,887
   MeadWestvaco Corp.                                                                     77            2,580
                                                                                                      -------
                                                                                                        4,467
Healthcare - 1.1%
   Becton Dickinson & Co.                                                                 65            2,239

Home Furnishings - 1.4%
   SONY Corp. - ADR                                                                       59            3,112

Household Products - 2.2%
   Clorox Co.                                                                             51            2,109
   Fortune Brands Inc.                                                                    52            2,906
                                                                                                      -------
                                                                                                        5,015
Insurance - 8.8%
   Allstate Corp.                                                                         84            3,110
   AON Corp.                                                                              50            1,483
   Berkshire Hathaway Inc. - Class A (b)                                                  --            1,737
   Chubb Corp.                                                                            37            2,641
   Cigna Corp.                                                                            24            2,348
   Hartford Financial Services Group Inc.                                                 33            1,945
   Principal Financial Group (b)                                                          74            2,294
   Prudential Financial Inc. (b)                                                          40            1,324
   UnumProvident Corp.                                                                   113            2,878
                                                                                                      -------
                                                                                                       19,760
Lodging - 2.0%
   Hilton Hotels Corp.                                                                   169            2,354
   Starwood Hotels & Resorts Worldwide Inc.                                               65            2,148
                                                                                                      -------
                                                                                                        4,502
Machinery - 1.3%
   Dover Corp.                                                                            48            1,691
   Rockwell Automation Inc.                                                               65            1,302
                                                                                                      -------
                                                                                                        2,993
Manufacturing - 6.7%
   Cooper Industries Ltd. - Class A                                                      105            4,142
   Eastman Kodak Co.                                                                      54            1,564
   Eaton Corp.                                                                            20            1,484
   Honeywell International Inc.                                                          107            3,784
   Pall Corp.                                                                             98            2,040
   Tyco International Ltd.                                                               145            1,962
                                                                                                      -------
                                                                                                       14,976
Media - 8.5%
   AOL Time Warner Inc. (b)                                                              213            3,138
   Comcast Corp. (b)                                                                      80            1,907
   Dow Jones & Co. Inc.                                                                   53            2,544
   Liberty Media Corp. (b)                                                               262            2,617
   Meredith Corp.                                                                         38            1,438
   Pearson Plc                                                                           120            1,189
   Viacom Inc. - Class B (b)                                                              53            2,348
   Walt Disney Co.                                                                       130            2,449
   Washington Post                                                                         3            1,363
                                                                                                      -------
                                                                                                       18,993
Oil & Gas Producers - 7.4%
   Amerada Hess Corp.                                                                     45            3,729
   Burlington Resources Inc.                                                              73            2,766
   ChevronTexaco Corp.                                                                    22            1,920
   Conoco Inc.                                                                            70            1,957
   Exxon Mobil Corp.                                                                      91            3,741
   Unocal Corp.                                                                           65            2,408
                                                                                                      -------
                                                                                                       16,521
Pharmaceuticals - 4.8%
   Bristol-Myers Squibb Co.                                                              136            3,500
   Merck & Co. Inc.                                                                       84            4,254
   Schering-Plough Corp.                                                                 125            3,073
                                                                                                      -------
                                                                                                       10,827
Pipelines - 0.3%
   Williams Cos. Inc.                                                                    125              747

Retail - 7.4%
   CVS Corp.                                                                              80            2,439
   Gap Inc.                                                                              113            1,599
   May Department Stores Co.                                                              73            2,397
   McDonald's Corp.                                                                       97            2,762
   Nordstrom Inc.                                                                        101            2,283
   RadioShack Corp.                                                                       90            2,696
   Toys "R" Us Inc. (b)                                                                  138            2,417
                                                                                                      -------
                                                                                                       16,593
Semiconductors - 0.8%
   Agere Systems Inc. (b)                                                                118              165
   Agere Systems Inc. - Class B (b)                                                      102              152
   Texas Instruments Inc.                                                                 66            1,565
                                                                                                      -------
                                                                                                        1,882
Software - 0.7%
   IMS Health Inc.                                                                        15              275
   Microsoft Corp. (b)                                                                    26            1,400
                                                                                                      -------
                                                                                                        1,675
Telecommunications - 2.8%
   AT&T Corp.                                                                            277            2,966
   Qwest Communications International Inc. (b)                                           455            1,273
   Sprint Corp. - FON Group                                                              184            1,952
   WorldCom Inc. - WorldCom Group (b)                                                    226               26
                                                                                                      -------
                                                                                                        6,217
Telecommunications Equipment - 0.6%
   Corning Inc. (b)                                                                      153              541
   Lucent Technologies Inc. (b)                                                          466              773
                                                                                                      -------
                                                                                                        1,314
Tobacco - 0.3%
   UST Inc.                                                                               23              779

Toys & Hobbies - 0.9%
   Hasbro Inc.                                                                           155            2,102

Transportation - 2.6%
   CNF Inc.                                                                               37            1,409
   Norfolk Southern Corp.                                                                 99            2,324
   Union Pacific Corp.                                                                    33            2,057
                                                                                                      -------
                                                                                                        5,790
Wireless Telecommunications - 2.2%
   AT&T Wireless Services Inc. (b)                                                       110              641
   Motorola Inc.                                                                         194            2,795
   Rogers Communications Inc. - Class B (b)                                              167            1,525
                                                                                                      -------
                                                                                                        4,961
                                                                                                      -------

   Total Common Stocks (cost $240,822)                                                                217,057
                                                                                                      -------

Preferred Stocks - 0.1%
-----------------------
Telecommunications Equipment - 0.1%
   Lucent Technologies Inc., 8.00% (e)                                                    --               98
                                                                                                      -------

   Total Preferred Stocks (cost $205)                                                                      98
                                                                                                      -------

Short Term Investments - 2.9%
-----------------------------
Money Market Funds - 2.9%
   Dreyfus Cash Management Plus, 1.89% (a)                                             1,187            1,187
   T. Rowe Price Reserves Investment Fund, 1.94% (a)                                   5,384            5,384
                                                                                                      -------

   Total Short Term Investments (cost $6,571)                                                           6,571
                                                                                                      -------

Total Investments - 100% (cost $247,598)                                                             $223,726
----------------------------------------                                                              =======

                   See notes to the schedule of investments.

JNL SERIES TRUST (Unaudited)
Notes to the Schedule of Investments (in thousands)
June 30, 2002

(a)   Dividend yield changes daily to reflect current market conditions.
      Rate is the quoted yield as of June 30, 2002.
(b)   Non-income producing security.
(c)   Investment purchased on a when-issued basis.
(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(e)   Restricted security.  Certain conditions for public sale may exist.
(f) Security pledged as collateral for an investment purchased on a when-issued basis.
(g)   Variable rate security.  Rate stated is in effect as of June 30, 2002.
(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of June 30, 2002.
(i)   Security is in default.
(j)   Convertible security.
(k) Zero coupon security. Rate stated is the quoted yield as of June 30, 2002.
(l)   Security pledged to cover margin requirements on open futures contracts.


Currency Abbreviations:

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - European Currency Unit (Euro)
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand



Schedule of Options Written, June 30, 2002:


PIMCO/JNL Total Return Bond Fund                      Expiration Date   Exercise Price    Contracts   Market Value

U.S. 10-Year Treasury Note Future Call Option             08/24/02          $ 107.00           44          $(62)
Eurodollar Future Put Option                              09/16/02             96.50            5            --
Eurodollar Future Put Option                              09/16/02             96.75           13            --
Eurodollar Future Put Option                              09/16/02             97.25           31            --
Eurodollar Future Put Option                              12/16/02             96.00            5            --
Eurodollar Future Put Option                              12/16/02             96.50          106            (4)
Call Swaption, 3 month LIBOR versus 5.30% fixed           08/23/02              n/a             3            (3)
Call Swaption, 3 month LIBOR versus 5.30% fixed           08/23/02              n/a             3            (3)
Call Swaption, 3 month LIBOR versus 5.40% fixed           08/23/02              n/a            11           (15)
Call Swaption, 3 month LIBOR versus 5.40% fixed           08/23/02              n/a             8           (11)
Call Swaption, 3 month LIBOR versus 5.40% fixed           08/23/02              n/a             2            (3)
Put Swaption, 3 month LIBOR versus 6.00% fixed            10/19/04              n/a             2            (8)
Call Swaption, 3 month LIBOR versus 6.00% fixed           10/19/04              n/a             2            (7)
Call Swaption, 3 month LIBOR versus 5.20% fixed           11/02/04              n/a             9           (17)
Put Swaption, 3 month LIBOR versus 6.70% fixed            11/02/04              n/a             9           (25)
Call Swaption, 3 month LIBOR versus 5.50% fixed           01/07/05              n/a             6           (15)
Put Swaption, 3 month LIBOR versus 7.00% fixed            01/07/05              n/a             6           (15)
                                                                                                        ---------
                                                                                                         $ (188)
                                                                                                        =========

AIM/JNL Small Cap Growth Fund

Apollo Group Call Option                                  08/17/02           $ 40.00            7         $ (1)
                                                                                                        ---------
                                                                                                          $ (1)
                                                                                                        =========




Summary of Written Call Options for the Period Ended June 30, 2002:

                                                             Number of Contracts       Premiums

PIMCO/JNL Total Return Bond Fund
         Options outstanding at December 31, 2001                   736                 $ 594
                  Options written during the period                 343                   240
                  Options closed during the period                 (394)                 (293)
                  Options exercised during the period                --                    --
                  Options expired during the period                (420)                 (268)
                                                                --------              --------
         Options outstanding at June 30, 2002                       265                 $ 273
                                                                ========              ========

AIM/JNL Small Cap Growth Fund
         Options outstanding at December 31, 2001                    --                   $--
                  Options written during the period                   7                     1
                  Options closed during the period                   --                    --
                  Options expired during the period                  --                    --
                                                                --------              --------
         Options outstanding at June 30, 2002                         7                 $   1
                                                                ========              ========




Summary of Swap Agreements, June 30, 2002:
                                                                                                  Unrealized
                                                                                                 Appreciation/
                                                                              Notional Amount   (Depreciation)
PIMCO/JNL Total Return Bond Fund
Goldman Sachs
      Receive floating rate based on 6 month LIBOR and pay fixed
rate equal to 5.00%, 03/15/17                                                       $400              $  2
Receive fixed rate equal to 6.00% and pay floating rate
         based on 6 month LIBOR, 03/15/17                                            900                 4
J.P. Morgan Chase Co.
      Receive floating rate based on 6 month LIBOR and pay fixed
         rate equal to 5.00%, 03/15/17                                               100                --
      Receive fixed rate equal to 6.00% and pay floating rate
         based on 6 month LIBOR, 03/15/17                                            100                 1
      Receive floating rate based on 6 month LIBOR and pay fixed
         rate equal to 5.00%, 03/15/32                                               300                (2)
      Receive fixed rate equal to 6.00% and pay floating rate
         based on 6 month LIBOR, 03/15/32                                            600                11
UBS Warburg
      Receive floating rate based on 6 month LIBOR and pay fixed
         rate equal to 5.00%, 03/15/17                                               100                --
      Receive floating rate based on 6 month LIBOR and pay fixed
         rate equal to 5.00%, 03/15/32                                               100                (2)
      Receive fixed rate equal to 6.00% and pay floating rate
         based on 6 month LIBOR, 03/15/32                                            200                 4
                                                                                                ------------
                                                                                                      $ 18
                                                                                                ============


Summary of Investments by Country, June 30, 2002:

                                                                                                                      Mellon Capital
                                                   J.P. Morgan/JNL    Janus/                                          Management/JNL
                         AIM/JNL       AIM/JNL     International &     JNL          Janus/JNL         Janus/JNL       International
                        Large Cap      Premier     Emerging Markets  Balanced         Global           Growth &           Index
                       Growth Fund  Equity II Fund      Fund          Fund         Equities Fund      Income Fund          Fund
                     ---------------------------------------------------------------------------------------------------------------
Australia                  -- %          -- %            4.2%           -- %             0.2%              -- %            4.1%
Austria                    --            --               --            --                --               --              0.1
Belgium                    --            --              1.0            --                --               --              1.0
Bermuda                    --           1.4               --           0.8               0.5              0.5               --
Brazil                     --            --               --            --               1.7               --               --
Canada                     --           2.4               --           0.9               1.4              1.8               --
Denmark                    --            --               --            --               0.4               --               0.7
Finland                    --            --              1.3            --               0.9              0.4               1.7
France                     --            --             11.5            --               6.4               --               9.2
Germany                   0.8            --               --           0.9               3.2              2.4               6.8
Greece                     --            --               --            --                --               --               0.3
Hong Kong                  --            --              2.9            --               2.1               --               1.5
India                      --            --              1.3            --                --               --                --
Ireland                    --           1.5               --            --                --               --               0.8
Israel                    1.3            --               --            --               1.2               --                --
Italy                      --            --              2.0            --               1.5               --               3.5
Japan                      --            --             14.1            --               7.8               --              21.1
Luxembourg                 --            --               --            --                --               --               0.1
Malasia                    --            --              0.1            --                --               --                --
Mexico                    0.6           1.0               --            --               2.0               --                --
Netherlands                --           1.2              4.9            --               3.9               --               5.8
New Zealand                --            --               --            --                --               --               0.1
Norway                     --            --               --            --                --               --               0.5
Philippines                --            --              0.2            --                --               --                --
Portugal                   --            --               --            --                --               --               0.3
Russia                     --            --              1.3            --               0.2               --                --
Singapore                  --            --               --            --                --               --               0.8
South Korea               1.0            --              1.5            --               1.8               --                --
Spain                      --            --              4.5            --               1.3               --               2.9
Sweden                     --            --              1.8            --               2.4               --               1.8
Switzerland               0.7            --              9.6            --               4.0               --               7.8
Taiwan                    1.1            --               --            --                --               --                --
United Kingdom            0.8           0.7             15.3           1.0              10.8               --              25.6
United States            93.7          91.8             22.5          96.4              46.3             94.9               3.5
                     ---------------------------------------------------------------------------------------------------------------
TOTAL
INVESTMENTS             100.0%        100.0%           100.0%        100.0%            100.0%           100.0%            100.0%
                     ===============================================================================================================






Summary of Investments by Country, June 30, 2002 (continued):

                                                                                    Salomon         T. Rowe
                Oppenheimer/JNL  PIMCO/JNL       Putnam/JNL                       Brothers/JNL      Price/JNL       T. Rowe
                Global Growth   Total Return    International    Putnam/JNL Value    Global        Established     Price/JNL
                     Fund         Bond Fund      Equity Fund       Equity Fund      Bond Fund      Growth Fund     Value Fund
                --------------------------------------------------------------------------------------------------------------
Algeria                -- %          -- %             --%              --%            0.2%              --%              --%
Argentina              --            --               --               --             0.2               --               --
Australia             1.7            --              2.1               --              --               --               --
Bahamas                --            --               --               --             0.2               --               --
Belgium               0.5            --              0.2               --              --               --               --
Bermuda                --            --               --              1.0              --              1.0               --
Brazil                2.0           0.8              1.8               --             1.3              0.3               --
Bulgaria               --            --               --               --             0.4               --               --
Canada                2.7           1.2              2.1              0.5             1.1              0.5              0.7
Cayman Islands         --           0.1               --               --              --               --               --
Columbia               --            --               --               --             0.3               --               --
Denmark                --            --              1.1               --              --               --               --
Ecuador                --            --               --               --             0.5               --               --
Finland                --            --              1.0               --              --              0.2               --
France                6.4           2.4             12.5               --              --              1.1               --
Germany               4.8           1.8              6.2               --              --               --               --
Hong Kong             1.2            --              1.5               --              --              0.4               --
India                 2.4            --               --               --              --               --               --
Ireland                --            --              1.7               --              --               --               --
Israel                 --            --              0.4               --              --               --               --
Italy                  --            1.8             1.2               --              --               --               --
Jamaica                --            --               --               --             0.1               --               --
Japan                 6.8            --             13.6               --              --              0.7              1.4
Liberia                --            --               --               --             0.1               --               --
Mexico                1.6           0.9              1.6               --             1.7              0.4               --
Morocco                --            --               --               --             0.4               --               --
Netherlands           3.2           1.8              5.1              4.0             0.1              0.8               --
Panama                 --            --               --               --             0.2               --               --
Peru                   --           0.1               --               --             0.3               --               --
Philippines            --            --               --               --             0.4               --               --
Portugal               --            --              0.3               --              --               --               --
Russia                 --            --               --               --             1.3               --               --
Singapore             0.9            --              1.2               --              --               --               --
South Africa           --           0.2               --               --              --               --               --
South Korea           0.5            --              6.2               --              --              0.4               --
Spain                 0.2            --              0.8               --              --              0.7               --
Sweden                 --            --              3.0               --             0.1              0.8               --
Switzerland           1.3            --              7.5               --              --               --               --
Tunisia                --           0.2               --               --              --               --               --
Turkey                 --            --               --               --             0.2               --               --
United Kingdom       15.6           0.4             19.3               --             0.9              1.5              0.5
United States        48.2          88.3              9.6             94.5            89.7             91.2             97.4
Uruguay                --            --               --               --             0.2               --               --
Venezuela              --            --               --               --             0.1               --               --
                --------------------------------------------------------------------------------------------------------------
Total
Investments         100.0%        100.0%           100.0%           100.0%          100.0%           100.0%           100.0%
                ==============================================================================================================















Summary of Currency Contracts, Open at June 30, 2002:

CURRENCY              SETTLEMENT        NOTIONAL      CURRENCY       UNREALIZED
PURCHASED/SOLD           DATE            AMOUNT         VALUE        GAIN/(LOSS)

J.P. MORGAN /JNL INTERNATIONAL & EMERGING MARKETS FUND
CAD/USD                  07/15/02        518 CAD          $340           $4
EUR/USD                  07/15/02         70 GBP           107           (1)
GBP/USD                  07/15/02        589 GBP           897           30
HKD/USD                  07/15/02        374 HKD            48            -
JPY/USD                  07/15/02    106,502 JPY           889           26
SGD/USD                  07/15/02         85 SGD            48            1
USD/AUD                  07/15/02       (222) AUD         (124)           1
USD/CHF                  07/15/02       (497) CHF         (334)         (16)
USD/EUR                  07/15/02     (1,091) EUR       (1,077)         (31)
USD/GBP                  07/15/02       (482) GBP         (734)         (19)
USD/GBP                  08/14/02        (30) GBP          (45)          (1)
USD/HKD                  07/15/02     (1,160) HKD         (149)           -
USD/JPY                  07/15/02    (96,594) JPY         (806)         (17)
                                                        -------       ------
                                                           $92          $15
                                                        =======       ======

JANUS/JNL AGGRESSIVE GROWTH FUND
EUR/USD                  10/10/02        800 EUR          $786          $36
EUR/USD                  10/25/02      2,175 EUR         2,137           55
USD/EUR                  10/10/02       (800) EUR         (786)         (65)
USD/EUR                  10/25/02     (2,175) EUR       (2,137)        (215)
USD/EUR                  01/31/03     (3,400) EUR       (3,330)        (108)
                                                        -------       ------
                                                       $(3,330)       $(297)
                                                        =======       ======

JANUS/JNL GLOBAL EQUITIES FUND
CAD/USD                  10/10/02        230 CAD          $151           $1
CHF/USD                  10/25/02      7,975 CHF         5,371          277
CHF/USD                  11/07/02      1,150 CHF           775           44
EUR/USD                  10/10/02     26,200 EUR        25,754        1,393
EUR/USD                  10/25/02      8,700 EUR         8,546          668
EUR/USD                  11/07/02     10,400 EUR        10,210          517
GBP/USD                  10/10/02      8,550 GBP        12,949          397
GBP/USD                  10/25/02      1,800 GBP         2,723          114
HKD/USD                  07/11/02     38,000 HKD         4,872            -
JPY/USD                  10/10/02    185,000 JPY         1,552           44
JPY/USD                  10/25/02    530,000 JPY         4,449          220
JPY/USD                  11/07/02    290,000 JPY         2,436          111
JPY/USD                  01/31/03    100,000 JPY           843           (2)
KRW/USD                  07/16/02  2,350,000 KRW         1,953          128
MXN/USD                  07/16/02      3,850 MXN           386          (17)
USD/CAD                  10/10/02       (230) CAD         (151)          (4)
USD/CHF                  10/25/02     (7,975) CHF       (5,371)        (429)
USD/CHF                  11/07/02     (1,150) CHF         (775)         (59)
USD/ EUR                 10/10/02    (26,200) EUR      (25,754)      (1,659)
USD/ EUR                 10/25/02     (8,700) EUR       (8,546)        (843)
USD/ EUR                 11/07/02    (10,400) EUR      (10,210)        (675)
USD/GBP                  10/10/02     (9,550) GBP      (14,463)        (611)
USD/GBP                  10/25/02     (1,800) GBP       (2,723)        (146)
USD/HKD                  07/11/02    (38,000) HKD       (4,872)          (1)
USD/HKD                  02/21/03    (43,900) HKD       (5,628)          (2)
USD/JPY                  10/10/02   (475,000) JPY       (3,984)        (266)
USD/JPY                  10/25/02   (680,000) JPY       (5,709)        (405)
USD/JPY                  11/07/02   (290,000) JPY       (2,436)        (156)
USD/JPY                  01/31/03   (220,000) JPY       (1,854)         (57)
USD/KRW                  07/16/02 (2,350,000) KRW       (1,953)        (192)
USD/MXN                  07/16/02    (12,500) MXN       (1,253)          71
                                                        -------       ------
                                                      $(12,712)     $(1,539)
                                                        =======       ======


Summary of Currency Contracts, Open at June 30, 2002 (continued):

Currency              Settlement        Notional      Currency       Unrealized
Purchased/Sold           Date            Amount         Value        Gain/(Loss)

MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND
AUD/USD                  09/26/02         73 AUD           $41         $(1)
EUR/USD                  09/26/02        637 EUR           627          11
JPY/USD                  09/26/02     29,050 JPY           243           4
SEK/USD                  09/26/02        155 SEK            17           -
                                                        -------       ------
                                                          $928         $14
                                                        =======       ======

PIMCO/JNL TOTAL RETURN BOND FUND
EUR/USD                  07/11/02        383 EUR          $378         $14
USD/EUR                  07/11/02     (1,554) EUR       (1,534)        (20)
                                                        -------       ------
                                                       $(1,156)        $(6)
                                                        =======       ======


Schedule of Futures Contracts, June 30, 2002:

                                                                                           UNREALIZED
                                                                       NOTIONAL           APPRECIATION/
                                                      CONTRACTS         AMOUNT           (DEPRECIATION)


J.P. MORGAN/JNL ENHANCED S&P 500 STOCK INDEX FUND
S&P 500 Index Future
Expiration September 2002                                1                  -                $(12)
                                                                                        ===============

J.P. MORGAN/JNL INTERNATIONAL & EMERGING MARKETS FUND
Euro Stoxx 50 Index Future
Expiration September 2002                                6                  -                  $4
FTSE 100 Index Future
Expiration September 2002                                2                  -                   1
Topix Japanese Yen Future
Expiration September 2002                                1                  -                   1
                                                                                        ---------------
                                                                                               $6
                                                                                        ===============

MELLON CAPITAL MANAGEMENT/JNL BOND INDEX FUND
U.S. Treasury Note Future, 2-Year,
       6.00%, Expiration September 2002                  -               $8,000                $8
U.S. Treasury Note Future, 5-Year,
       6.00%, Expiration September 2002                  -               (7,000)              (11)
U.S. Treasury Note Future, 10-Year,
       6.00%, Expiration September 2002                  -               (4,000)               (8)
U.S. Treasury Bond Future, 20-Year,
      6.00%, Expiration September 2002                   -                2,000                 6
                                                                                        ---------------
                                                                                              $(5)
                                                                                        ===============

MELLON CAPITAL MANAGEMENT/JNL INTERNATIONAL INDEX FUND
Euro Stoxx 50 Index Future
Expiration September 2002                               15                  -                  $2
MSCI Pan Index Future
Expiration September 2002                               18                  -                  (2)
OMX Index Future
Expiration July 2002                                     3                  -                   2
S&P/ASX 200 Index Future
Expiration September 2002                                1                  -                   -
Topix Japanese Yen Future
Expiration September 2002                                3                  -                 (19)
                                                                                        ---------------
                                                                                             $(17)
                                                                                        ===============

MELLON CAPITAL MANAGEMENT/JNL S&P 400 MID CAP INDEX FUND
U.S. Treasury Bond Future, 5-Year,
      6.00%, Expiration September 2002                   4                  -                  $1
                                                                                        ===============




Schedule of Futures Contracts, June 30, 2002 (continued):


                                                                                           UNREALIZED
                                                                       NOTIONAL           APPRECIATION/
                                                      CONTRACTS         AMOUNT           (DEPRECIATION)


MELLON CAPITAL MANAGEMENT/JNL S&P 500 MID CAP INDEX FUND
Eurodollar Future
Expiration September 2002                                -               900 EUR             $(14)
S&P 500 Index Future
Expiration September 2002                                1                  -                  (2)
                                                                                        ---------------
                                                                                             $(16)
                                                                                        ===============

MELLON CAPITAL MANAGEMENT/JNL SMALL CAP INDEX FUND
Rough Rice Future
      Expiration September 2002                         52                  -                  $3
                                                                                        ===============

PIMCO/JNL Total Return Fund
Euribor Interest Rate Future
      Expiration March 2003                              -             105,000 EUR            $13
Euro BOBLFuture, 5-Year,
     6.00%, Expiration September 2002                    -             143,000 EUR            138
Euro Bund Future, 10-Year,
     6.00%, Expiration September 2002                    -             76,000 EUR              60
Eurodollar Future
       Expiration September 2002                         -              7,500 EUR               8
Eurodollar Future
       Expiration December 2002                          -             65,000 EUR              13
Eurodollar Future
       Expiration March 2003                             -             12,500 EUR              10
U.S. Treasury Note Future, 10-Year,
      6.00%, Expiration September 2002                   -             127,000 USD            293
                                                                                        ---------------
                                                                                             $535
                                                                                        ===============

SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND FUND
U.S. Treasury Note Future, 10-Year,
      6.00%, Expiration September 2002                   -              $250,000             $ 40
                                                                                        ===============




JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2002


                                      AIM/JNL      AIM/JNL       AIM/JNL                  Alliance
                                     Large Cap     Premier      Small Cap    Alger/JNL     Capital/     Eagle/JNL
                                      Growth      Equity II      Growth       Growth      JNL Growth   Core Equity
ASSETS                                 Fund         Fund          Fund         Fund          Fund         Fund
                                    ------------ ------------  ------------ ------------  ------------ ------------

Investments, at cost                   $  9,149    $ 16,588    $  16,185    $ 272,154    $ 129,015    $ 173,497
                                       ========    ========    =========    =========    =========    =========
Investments, at value (a)              $  8,591    $ 15,535    $  15,293    $ 248,540    $ 106,787    $ 163,739
Cash                                          -           -            -            -            -            -
Foreign currency                              -           -            -            -            -            -
Receivables:
   Dividends and interest                     3           4            1           59           64          204
   Forward currency contracts                 -           -            -            -            -            -
   Foreign taxes recoverable                  -           -            -            -            -            4
   Fund shares sold                          19          38           59          143          140          305
   Investment securities sold               191         213           12       12,368          607        1,254
   Other                                      -           -            -            -            -            -
Collateral for securities loaned              -         826          234        1,786            -        1,703
                                       --------    --------    ---------    ---------    ---------    ---------
TOTAL ASSETS                              8,804      16,616       15,599      262,896      107,598      167,209
                                       --------    --------    ---------    ---------    ---------    ---------

LIABILITIES
Cash overdraft                                -           -            -          685            -            -
Payables:
   Administrative fees                        -           1            1           21            9           14
   Advisory fees                              7          13           12          209           70          119
   Investment securities purchased          278         263           88       11,210        1,260        1,429
   Income payable                             -           -            -            -            -            -
   Forward currency contracts                 -           -            -            -            -            -
   Fund shares redeemed                      10         179          213          332        1,356          199
   Other                                      -           -            -            -            -            -
Options written, at value (b)                 -           -            1            -            -            -
Return of collateral for securities
   loaned                                     -         826          234        1,786            -        1,703
                                       --------    --------    ---------    ---------    ---------    ---------
TOTAL LIABILITIES                           295       1,282          549       14,243        2,695        3,464
                                       --------    --------    ---------    ---------    ---------    ---------
NET ASSETS                             $  8,509    $ 15,334    $  15,050    $ 248,653    $ 104,903    $ 163,745
                                       ========    ========    =========    =========    =========    =========

NET ASSETS CONSIST OF:
Paid-in capital                        $  9,375    $ 17,067    $  16,430    $ 364,840    $ 175,369    $ 200,936
Undistributed (accumulated) net
   investment income (loss)                 (17)        (30)         (48)        (489)         (98)         548
Accumulated net realized gain (loss)       (291)       (650)        (440)     (92,084)     (48,140)     (27,981)
Net unrealized appreciation
   (depreciation)                          (558)     (1,053)        (892)     (23,614)     (22,228)      (9,758)
                                       --------    --------    ---------    ---------    ---------    ---------
                                       $  8,509    $ 15,334    $  15,050    $ 248,653    $ 104,903    $ 163,745
                                       ========    ========    =========    =========    =========    =========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED              921       1,682        1,548       18,716       11,489       12,562
                                       ========    ========    =========    =========    =========    =========
NET ASSET VALUE PER SHARE              $   9.23    $   9.12    $    9.72    $   13.29    $    9.13    $   13.03
                                       ========    ========    =========    =========    =========    =========


(a) Including securities on loan of:        $ -    $    807    $     218    $   1,706          $ -    $   1,616
(b) Premiums from options written             -           -            1            -            -            -


                                                   J.P. Morgan/ J.P. Morgan/
                                      Eagle/JNL        JNL          JNL        Janus/JNL
                                      SmallCap     Enhanced S&P International Aggressive
                                       Equity      500 Stock    & Emerging      Growth
ASSETS                                  Fund       Index Fund   Markets Fund     Fund
                                     ------------  -----------  ------------  ------------

Investments, at cost                  $ 118,975    $ 36,221      $   9,018    $ 348,268
                                       =========    ========      =========    =========
Investments, at value (a)              $ 117,118    $ 31,359      $   8,380    $ 292,063
Cash                                           -           -              -            -
Foreign currency                               -           -             31            -
Receivables:
   Dividends and interest                     86          40             14           88
   Forward currency contracts                  -           -            105           91
   Foreign taxes recoverable                   -           -             14            -
   Fund shares sold                          111         118              -          205
   Investment securities sold                770          74            124        8,441
   Other                                       -           -              6            -
Collateral for securities loaned           3,404         211              -           86
                                       ---------    --------      ---------    ---------
TOTAL ASSETS                             121,489      31,802          8,674      300,974
                                       ---------    --------      ---------    ---------

                                                                              .........
LIABILITIES
Cash overdraft                                 -           -              -            -
Payables:
   Administrative fees                        10           3              1           25
   Advisory fees                              94          21              6          232
   Investment securities purchased           872          73             89        5,257
   Income payable                              -           -              -            -
   Forward currency contracts                  -           -             90          388
   Fund shares redeemed                      473         121            838        3,690
   Other                                       -           -              -            -
Options written, at value (b)                  -           -              -            -
Return of collateral for securities
   loaned                                  3,404         211              -           86
                                       ---------    --------      ---------    ---------
TOTAL LIABILITIES                          4,853         429          1,024        9,678
                                       ---------    --------      ---------    ---------
NET ASSETS                             $ 116,636    $ 31,373      $   7,650    $ 291,296
                                       =========    ========      =========    =========

NET ASSETS CONSIST OF:
Paid-in capital                        $ 124,764    $ 41,748      $  10,577    $ 652,403
Undistributed (accumulated) net
   investment income (loss)                 (245)         98             72         (417)
Accumulated net realized gain (loss)      (6,026)     (5,599)        (2,384)    (304,188)
Net unrealized appreciation
   (depreciation)                         (1,857)     (4,874)          (615)     (56,502)
                                       ---------    --------      ---------    ---------
                                       $ 116,636    $ 31,373      $   7,650    $ 291,296
                                       =========    ========      =========    =========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED             8,240       4,532          1,058       20,412
                                       =========    ========      =========    =========
NET ASSET VALUE PER SHARE              $   14.15    $   6.92      $    7.23    $   14.27
                                       =========    ========      =========    =========

---------------------------------

(a) Including securities on loan of:   $   3,208    $    203            $ -    $      77
(b) Premiums from options written              -           -              -            -

                     See notes to the financial statements.



JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2002


                                                  Janus/JNL     Janus/JNL    Janus/JNL
                                     Janus/JNL     Capital       Global      Growth &     Lazard/JNL
                                     Balanced      Growth       Equities      Income        Mid Cap
ASSETS                                 Fund         Fund          Fund         Fund       Value Fund
                                    ------------ ------------  ------------ ------------  ------------

Investments, at cost                   $  87,285    $ 214,993    $ 332,293    $ 19,111    $ 73,111
                                       =========    =========    =========    ========    ========
Investments, at value (a)              $  85,724    $ 185,923    $ 312,655    $ 17,781    $ 71,179
Cash                                           -            -            -           1           -
Foreign currency                               -            -          352           -           -
Receivables:
   Dividends and interest                    512           29          183          31          33
   Forward currency contracts                  -            -        3,994           -           -
   Foreign taxes recoverable                   -            -          127           1           -
   Fund shares sold                          103           65           40          18         473
   Investment securities sold                984          433        1,352          76         534
   Other                                       -            -            -           -           -
Collateral for securities loaned          17,204            -       16,161           -       1,984
                                       ---------    ---------    ---------    --------    --------
TOTAL ASSETS                             104,527      186,450      334,864      17,908      74,203
                                       ---------    ---------    ---------    --------    --------

LIABILITIES
Cash overdraft                                 -            -            -           -           -
Payables:
   Administrative fees                         7           16           25           2           6
   Advisory fees                              68          150          249          14          54
   Investment securities purchased         1,089           43        3,047         253       3,223
   Income payable                              -            -            -           -           -
   Forward currency contracts                  -            -        5,532           -           -
   Fund shares redeemed                       56        2,503        6,751         232          98
   Other                                       -            -            -           -           -
Options written, at value (b)                  -            -            -           -           -
Return of collateral for securities
   loaned                                 17,204            -       16,161           -       1,984
                                       ---------    ---------    ---------    --------    --------
TOTAL LIABILITIES                         18,424        2,712       31,765         501       5,365
                                       ---------    ---------    ---------    --------    --------
NET ASSETS                             $  86,103    $ 183,738    $ 303,099    $ 17,407    $ 68,838
                                       =========    =========    =========    ========    ========

NET ASSETS CONSIST OF:
Paid-in capital                        $  94,501    $ 553,314    $ 456,751    $ 24,621    $ 70,249
Undistributed (accumulated) net
   investment income (loss)                  911         (596)       1,664          38         111
Accumulated net realized gain (loss)      (7,748)    (339,910)    (134,151)     (5,922)        410
Net unrealized appreciation
   (depreciation)                         (1,561)     (29,070)     (21,165)     (1,330)     (1,932)
                                       ---------    ---------    ---------    --------    --------
                                       $  86,103    $ 183,738    $ 303,099    $ 17,407    $ 68,838
                                       =========    =========    =========    ========    ========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED             9,818       16,605       18,005       2,679       5,988
                                       =========    =========    =========    ========    ========
NET ASSET VALUE PER SHARE              $    8.77    $   11.07    $   16.83    $   6.50    $  11.50
                                       =========    =========    =========    ========    ========


(a) Including securities on loan of:   $  16,854          $ -    $  15,410         $ -    $  1,897
(b) Premiums from options written              -            -            -           -           -




                                                                               Mellon Capital
                                                 Mellon Capital Mellon Capital Management/JNL Mellon Capital
                                     Lazard/JNL  Management/JNL  Management/JNL   S&P 400     Management/JNL
                                      Small Cap    Bond Index    International Mid Cap Index  S&P 500 Index
ASSETS                                Value Fund       Fund       Index Fund       Fund         Fund
                                     ------------  ------------  -----------  ------------   ------------

Investments, at cost                   $ 78,967      $ 29,461      $ 31,455      $ 16,055     $ 29,445
                                       ========      ========      ========      ========     ========
Investments, at value (a)              $ 76,775      $ 29,778      $ 31,436      $ 15,485     $ 26,332
Cash                                          -             -             -             -            1
Foreign currency                              -             -            93             -            -
Receivables:
   Dividends and interest                    54           315            43            10           31
   Forward currency contracts                 -             -            15             -            -
   Foreign taxes recoverable                  -             -            12             -            -
   Fund shares sold                         356           240            88            73          222
   Investment securities sold             1,585           790             -             -            -
   Other                                      -             -            28             1            -
Collateral for securities loaned              -         8,476         1,297            72            -
                                       --------      --------      --------      --------     --------
TOTAL ASSETS                             78,770        39,599        33,012        15,641       26,586
                                       --------      --------      --------      --------     --------

LIABILITIES
Cash overdraft                                -             -             -             -            -
Payables:
   Administrative fees                        6             2             4             1            2
   Advisory fees                             65            12            13             6           11
   Investment securities purchased        1,771         1,933           125         1,007            -
   Income payable                             -             -             -             -            -
   Forward currency contracts                 -             -             1             -            -
   Fund shares redeemed                     275            39            37            10           84
   Other                                      -             1             -             -            4
Options written, at value (b)                 -             -             -             -            -
Return of collateral for securities
   loaned                                     -         8,476         1,297            72            -
                                       --------      --------      --------      --------     --------
TOTAL LIABILITIES                         2,117        10,463         1,477         1,096          101
                                       --------      --------      --------      --------     --------
NET ASSETS                             $ 76,653      $ 29,136      $ 31,535      $ 14,545     $ 26,485
                                       ========      ========      ========      ========     ========

NET ASSETS CONSIST OF:
Paid-in capital                        $ 76,445      $ 28,505      $ 31,190      $ 15,099     $ 29,756
Undistributed (accumulated) net
   investment income (loss)                 (52)          465           303            30           91
Accumulated net realized gain (loss)      2,452          (146)           61           (15)        (233)
Net unrealized appreciation
   (depreciation)                        (2,192)          312           (19)         (569)      (3,129)
                                       --------      --------      --------      --------     --------
                                       $ 76,653      $ 29,136      $ 31,535      $ 14,545     $ 26,485
                                       ========      ========      ========      ========     ========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED            6,879         2,847         3,101         1,488        3,040
                                       ========      ========      ========      ========     ========
NET ASSET VALUE PER SHARE              $  11.14      $  10.23      $  10.17      $   9.77     $   8.71
                                       ========      ========      ========      ========     ========

---------------------------------

(a) Including securities on loan of:        $ -      $  8,301      $  1,229      $     70          $ -
(b) Premiums from options written             -             -             -             -            -


                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2002

                                  Mellon Capital                             PIMCO/JNL        PPM
                                  Management/JNL Oppenheimer/  Oppenheimer/ Total Return  America/JNL
                                     Small Cap   JNL Global    JNL Growth      Bond        Balanced
ASSETS                              Index Fund   Growth Fund      Fund         Fund          Fund
                                    ------------ ------------  ------------ ------------  ------------

Investments, at cost                   $ 24,443     $ 61,273      $  17,374    $ 174,147     $ 224,976
                                       ========     ========      =========    =========     =========
Investments, at value (a)              $ 23,444     $ 58,515      $  16,364    $ 173,012     $ 239,531
Cash                                          1            -              1            -             -
Foreign currency                              -           62              -          468             -
Receivables:
   Dividends and interest                    25           66              4        1,429         1,361
   Forward currency contracts                 -            -              -           18             -
   Foreign taxes recoverable                  -           18              -            -             -
   Fund shares sold                          48          118             26          882           194
   Investment securities sold             3,939          104              -        9,756         2,140
   Other                                     14            -              -           22             -
Collateral for securities loaned            195        3,463              -            -        44,015
                                       --------     --------      ---------    ---------     ---------
TOTAL ASSETS                             27,666       62,346         16,395      185,587       287,241
                                       --------     --------      ---------    ---------     ---------

LIABILITIES
Cash overdraft                                -            -              -            -             -
Payables:
   Administrative fees                        2            7              1           11            20
   Advisory fees                              9           41             11           74           140
   Investment securities purchased        4,183          367            623       47,938         1,715
   Income payable                             -            -              -            -             -
   Forward currency contracts                 -            -              -           24             -
   Fund shares redeemed                       6        2,497            116          326           200
   Other                                      -            -              -           26             -
Options written, at value (b)                 -            -              -          188             -
Return of collateral for securities
   loaned                                   195        3,463              -            -        44,015
                                       --------     --------      ---------    ---------     ---------
TOTAL LIABILITIES                         4,395        6,375            751       48,587        46,090
                                       --------     --------      ---------    ---------     ---------
NET ASSETS                             $ 23,271     $ 55,971      $  15,644    $ 137,000     $ 241,151
                                       ========     ========      =========    =========     =========

NET ASSETS CONSIST OF:
Paid-in capital                        $ 24,120     $ 65,860      $  18,240    $ 134,749     $ 225,398
Undistributed (accumulated) net
   investment income (loss)                  90          157            (33)       1,886         3,388
Accumulated net realized gain (loss)         57       (7,294)        (1,553)       1,352        (2,190)
Net unrealized appreciation
   (depreciation)                          (996)      (2,752)        (1,010)        (987)       14,555
                                       --------     --------      ---------    ---------     ---------
                                       $ 23,271     $ 55,971      $  15,644    $ 137,000     $ 241,151
                                       ========     ========      =========    =========     =========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED            2,405        6,550          1,911       12,470        16,810
                                       ========     ========      =========    =========     =========
NET ASSET VALUE PER SHARE              $   9.68     $   8.55      $    8.19    $   10.99     $   14.35
                                       ========     ========      =========    =========     =========


(a) Including securities on loan of:   $    159     $  3,286            $ -          $ -     $  43,231
(b) Premiums from options written             -            -              -          273             -



                                           PPM          PPM         Putnam/    Putnam/JNL    Putnam/JNL
                                       America/JNL   America/         JNL      International   Midcap
                                       High Yield    JNL Money      Equity       Equity        Growth
ASSETS                                  Bond Fund   Market Fund      Fund         Fund          Fund
                                       ------------ ------------  ------------ ------------  ------------

Investments, at cost                     $ 163,516     $222,674     $ 231,606     $ 113,296     $ 29,742
                                         =========     ========     =========     =========     ========
Investments, at value (a)                $ 154,877     $222,674     $ 204,982     $ 105,826     $ 26,623
Cash                                             2            -         2,406             -            -
Foreign currency                                 -            -             -           237            -
Receivables:
   Dividends and interest                    4,162            -           244            86            7
   Forward currency contracts                    -            -             -             4            -
   Foreign taxes recoverable                     -            -             6           100            -
   Fund shares sold                            132       14,021            73            70           56
   Investment securities sold                  583            -         4,893         2,063          252
   Other                                         -            -             -             -            -
Collateral for securities loaned            44,496            -         1,088         6,968          343
                                         ---------     --------     ---------     ---------     --------
TOTAL ASSETS                               204,252      236,695       213,692       115,354       27,281
                                         ---------     --------     ---------     ---------     --------

LIABILITIES
Cash overdraft                                   -            -             -            19            -
Payables:
   Administrative fees                          14           19            18             8            2
   Advisory fees                                98          114           158            88           21
   Investment securities purchased               -            -         4,199           959          669
   Income payable                                -          202             -             -            -
   Forward currency contracts                    -            -             -             1            -
   Fund shares redeemed                        323          483         1,693         6,773          300
   Other                                         -            -             -             -            -
Options written, at value (b)                    -            -             -             -            -
Return of collateral for securities
   loaned                                   44,496            -         1,088         6,968          343
                                         ---------     --------     ---------     ---------     --------
TOTAL LIABILITIES                           44,931          818         7,156        14,816        1,335
                                         ---------     --------     ---------     ---------     --------
NET ASSETS                               $ 159,321     $235,877     $ 206,536     $ 100,538     $ 25,946
                                         =========     ========     =========     =========     ========

NET ASSETS CONSIST OF:
Paid-in capital                          $ 206,562     $235,877     $ 344,655     $ 132,218     $ 50,098
Undistributed (accumulated) net
   investment income (loss)                  6,637            -            79           726          (98)
Accumulated net realized gain (loss)       (45,239)           -      (111,574)      (24,950)     (20,935)
Net unrealized appreciation
   (depreciation)                           (8,639)           -       (26,624)       (7,456)      (3,119)
                                         ---------     --------     ---------     ---------     --------
                                         $ 159,321     $235,877     $ 206,536     $ 100,538     $ 25,946
                                         =========     ========     =========     =========     ========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED              19,624      235,877        14,267        10,868        4,434
                                         =========     ========     =========     =========     ========
NET ASSET VALUE PER SHARE                $    8.12     $   1.00     $   14.48     $    9.25     $   5.85
                                         =========     ========     =========     =========     ========

---------------------------------

(a) Including securities on loan of:     $  43,261          $ -     $   1,050     $   6,628     $    333
(b) Premiums from options written                -            -             -             -            -


                       See notes to financial statements.


JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2002

                                    Putnam/JNL     S&P/JNL       S&P/JNL      S&P/JNL       S&P/JNL
                                       Value     Aggressive    Aggressive   Aggressive    Conservative
                                      Equity       Growth        Growth       Growth        Growth
ASSETS                                 Fund         Fund         Fund I       Fund II        Fund
                                    ------------ ------------  ------------ ------------  ------------

Investments, at cost                   $ 332,802    $  19,041    $ 124,683    $  6,084    $  17,660
                                       =========    =========    =========    ========    =========
Investments, at value (a)              $ 296,236    $  14,539    $ 106,843    $  4,782    $  15,227
Cash                                           -            -            -           -            -
Foreign currency                               -            -            -           -            -
Receivables:
   Dividends and interest                    498            -            -           -            2
   Forward currency contracts                  -            -            -           -            -
   Foreign taxes recoverable                  21            -            -           -            -
   Fund shares sold                          169            2          124          16           11
   Investment securities sold                151            -            -           -            -
   Other                                       -            -            -           -            -
Collateral for securities loaned               -            -            -           -            -
                                       ---------    ---------    ---------    --------    ---------
TOTAL ASSETS                             297,075       14,541      106,967       4,798       15,240
                                       ---------    ---------    ---------    --------    ---------

LIABILITIES
Cash overdraft                                 -            -            -           -            -
Payables:
   Administrative fees                        25            1            4           -            1
   Advisory fees                             222            2           14           1            2
   Investment securities purchased             -            -            -           -            -
   Income payable                              -            -            -           -            -
   Forward currency contracts                  -            -            -           -            -
   Fund shares redeemed                      523           57           20           -           69
   Other                                       -            -            -           -            -
Options written, at value (b)                  -            -            -           -            -
Return of collateral for securities
   loaned                                      -            -            -           -            -
                                       ---------    ---------    ---------    --------    ---------
TOTAL LIABILITIES                            770           60           38           1           72
                                       ---------    ---------    ---------    --------    ---------
NET ASSETS                             $ 296,305    $  14,481    $ 106,929    $  4,797    $  15,168
                                       =========    =========    =========    ========    =========

NET ASSETS CONSIST OF:
Paid-in capital                        $ 356,250    $  23,982    $ 144,496    $  7,223    $  18,395
Undistributed (accumulated) net
   investment income (loss)                1,642           60        1,044          54          218
Accumulated net realized gain (loss)     (25,021)      (5,059)     (20,771)     (1,178)      (1,012)
Net unrealized appreciation
   (depreciation)                        (36,566)      (4,502)     (17,840)     (1,302)      (2,433)
                                       ---------    ---------    ---------    --------    ---------
                                       $ 296,305    $  14,481    $ 106,929    $  4,797    $  15,168
                                       =========    =========    =========    ========    =========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED            20,250        2,283       11,335         614        1,926
                                       =========    =========    =========    ========    =========
NET ASSET VALUE PER SHARE              $   14.63    $    6.34    $    9.43    $   7.81    $    7.88
                                       =========    =========    =========    ========    =========


(a) Including securities on loan of:         $ -          $ -          $ -         $ -          $ -
(b) Premiums from options written              -            -            -           -            -




                                       S&P/JNL      S&P/JNL       S&P/JNL      S&P/JNL       S&P/JNL
                                     Conservative Conservative     Core         Core          Core
                                       Growth       Growth       Index 50     Index 75      Index 100
ASSETS                                 Fund I       Fund II        Fund         Fund          Fund
                                     ------------ ------------  ------------ ------------  ------------

Investments, at cost                    $ 225,839     $ 15,041      $ 2,000     $ 2,318      $ 6,439
                                        =========     ========      =======     =======      =======
Investments, at value (a)               $ 208,704     $ 13,306      $ 1,838     $ 2,209      $ 6,089
Cash                                            -            -            -           -            -
Foreign currency                                -            -            -           -            -
Receivables:
   Dividends and interest                      21            -            -           -            -
   Forward currency contracts                   -            -            -           -            -
   Foreign taxes recoverable                    -            -            -           -            -
   Fund shares sold                           832            8            -          67          149
   Investment securities sold                   -            -            -           -            -
   Other                                        -            -            -           -            -
Collateral for securities loaned                -            -            -           -            -
                                        ---------     --------      -------     -------      -------
TOTAL ASSETS                              209,557       13,314        1,838       2,276        6,238
                                        ---------     --------      -------     -------      -------

LIABILITIES
Cash overdraft                                  -            -            -           -            -
Payables:
   Administrative fees                          9            -            -           -
   Advisory fees                               26            2            1           -            1
   Investment securities purchased              -            -            -           -            -
   Income payable                               -            -            -           -            -
   Forward currency contracts                   -            -            -           -            -
   Fund shares redeemed                       702            -          110           1            2
   Other                                        -            -            -           -            -
Options written, at value (b)                   -            -            -           -            -
Return of collateral for securities
   loaned                                       -            -            -           -            -
                                        ---------     --------      -------     -------      -------
TOTAL LIABILITIES                             737            2          111           1            3
                                        ---------     --------      -------     -------      -------
NET ASSETS                              $ 208,820     $ 13,312      $ 1,727     $ 2,275      $ 6,235
                                        =========     ========      =======     =======      =======

NET ASSETS CONSIST OF:
Paid-in capital                         $ 239,053     $ 16,310      $ 1,890     $ 2,384      $ 6,579
Undistributed (accumulated) net
   investment income (loss)                 3,844          263           (1)         (1)          (2)
Accumulated net realized gain (loss)      (16,942)      (1,526)           -           1            8
Net unrealized appreciation
   (depreciation)                         (17,135)      (1,735)        (162)       (109)        (350)
                                        ---------     --------      -------     -------      -------
                                        $ 208,820     $ 13,312      $ 1,727     $ 2,275      $ 6,235
                                        =========     ========      =======     =======      =======

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED             20,955        1,588          194         251          674
                                        =========     ========      =======     =======      =======
NET ASSET VALUE PER SHARE               $    9.97     $   8.38      $  8.92     $  9.07      $  9.25
                                        =========     ========      =======     =======      =======

---------------------------------

(a) Including securities on loan of:          $ -          $ -          $ -         $ -          $ -
(b) Premiums from options written               -            -            -           -            -


                     See notes to the financial statements.




JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2002

                                  S&P/JNL Equity S&P/JNL Equity  S&P/JNL      S&P/JNL       S&P/JNL
                                    Aggressive    Aggressive     Equity       Equity       Moderate
                                      Growth       Growth        Growth       Growth        Growth
ASSETS                                Fund I       Fund II       Fund I       Fund II        Fund
                                    ------------ ------------  ------------ ------------  ------------

Investments, at cost                   $ 44,434    $   3,075     $ 156,832     $ 10,055     $  36,681
                                       ========    =========     =========     ========     =========
Investments, at value (a)              $ 36,389    $   2,239     $ 127,566     $  7,600     $  31,161
Cash                                          -            -             -            -             -
Foreign currency                              -            -             -            -             -
Receivables:
   Dividends and interest                     -            -             -            -             -
   Forward currency contracts                 -            -             -            -             -
   Foreign taxes recoverable                  -            -             -            -             -
   Fund shares sold                          43            -            58            -            41
   Investment securities sold                 -            -             -            -             -
   Other                                      -            -             -            -             -
Collateral for securities loaned              -            -             -            -             -
                                       --------    ---------     ---------     --------     ---------
TOTAL ASSETS                             36,432        2,239       127,624        7,600        31,202
                                       --------    ---------     ---------     --------     ---------

LIABILITIES
Cash overdraft                                -            -             -            -             -
Payables:
   Administrative fees                        1            -             5            -             1
   Advisory fees                              5            -            16            1             4
   Investment securities purchased            -            -             -            -             -
   Income payable                             -            -             -            -             -
   Forward currency contracts                 -            -             -            -             -
   Fund shares redeemed                      10           46           406            -           316
   Other                                      -            -             -            -             -
Options written, at value (b)                 -            -             -            -             -
Return of collateral for securities
   loaned                                     -            -             -            -             -
                                       --------    ---------     ---------     --------     ---------
TOTAL LIABILITIES                            16           46           427            1           321
                                       --------    ---------     ---------     --------     ---------
NET ASSETS                             $ 36,416    $   2,193     $ 127,197     $  7,599     $  30,881
                                       ========    =========     =========     ========     =========

NET ASSETS CONSIST OF:
Paid-in capital                        $ 57,726    $   3,669     $ 196,885     $ 12,315     $  40,888
Undistributed (accumulated) net
   investment income (loss)                 (14)           -           (12)           5           330
Accumulated net realized gain (loss)    (13,251)        (640)      (40,410)      (2,266)       (4,817)
Net unrealized appreciation
   (depreciation)                        (8,045)        (836)      (29,266)      (2,455)       (5,520)
                                       --------    ---------     ---------     --------     ---------
                                       $ 36,416    $   2,193     $ 127,197     $  7,599     $  30,881
                                       ========    =========     =========     ========     =========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED            4,364          262        15,015          968         4,338
                                       ========    =========     =========     ========     =========
NET ASSET VALUE PER SHARE              $   8.34    $    8.38     $    8.47     $   7.85     $    7.12
                                       ========    =========     =========     ========     =========


(a) Including securities on loan of:        $ -          $ -           $ -          $ -           $ -
(b) Premiums from options written             -            -             -            -             -




                                        S&P/JNL      S&P/JNL     S&P/JNL Very S&P/JNL Very    Salomon
                                       Moderate     Moderate     Aggressive   Aggressive    Brothers/JNL
                                        Growth       Growth        Growth       Growth       Balanced
ASSETS                                  Fund I       Fund II       Fund I       Fund II        Fund
                                      ------------ ------------  ------------ ------------  ------------

Investments, at cost                    $ 365,848     $ 20,894      $ 61,689     $  3,280     $ 20,822
                                        =========     ========      ========     ========     ========
Investments, at value (a)               $ 334,627     $ 17,531      $ 51,352     $  2,418     $ 19,686
Cash                                            -            -             -            -            -
Foreign currency                                -            -             -            -            -
Receivables:
   Dividends and interest                      18            -             -            -           74
   Forward currency contracts                   -            -             -            -            -
   Foreign taxes recoverable                    -            -             -            -            -
   Fund shares sold                           680            7            32            -           10
   Investment securities sold                   -            -             -            -            -
   Other                                        -            -             -            -            -
Collateral for securities loaned                -            -             -            -            -
                                        ---------     --------      --------     --------     --------
TOTAL ASSETS                              335,325       17,538        51,384        2,418       19,770
                                        ---------     --------      --------     --------     --------

LIABILITIES
Cash overdraft                                  -            -             -            -            -
Payables:
   Administrative fees                         14            1             2            -            1
   Advisory fees                               42            2             6            1           12
   Investment securities purchased              -            -             -            -        1,752
   Income payable                               -            -             -            -            -
   Forward currency contracts                   -            -             -            -            -
   Fund shares redeemed                       309           27            20            -           39
   Other                                        -            -             -            -            -
Options written, at value (b)                   -            -             -            -            -
Return of collateral for securities
   loaned                                       -            -             -            -            -
                                        ---------     --------      --------     --------     --------
TOTAL LIABILITIES                             365           30            28            1        1,804
                                        ---------     --------      --------     --------     --------
NET ASSETS                              $ 334,960     $ 17,508      $ 51,356     $  2,417     $ 17,966
                                        =========     ========      ========     ========     ========

NET ASSETS CONSIST OF:
Paid-in capital                         $ 399,525     $ 22,969      $ 83,475     $  4,192     $ 18,887
Undistributed (accumulated) net
   investment income (loss)                 4,134          239           (20)          (1)         192
Accumulated net realized gain (loss)      (37,478)      (2,337)      (21,762)        (912)          23
Net unrealized appreciation
   (depreciation)                         (31,221)      (3,363)      (10,337)        (862)      (1,136)
                                        ---------     --------      --------     --------     --------
                                        $ 334,960     $ 17,508      $ 51,356     $  2,417     $ 17,966
                                        =========     ========      ========     ========     ========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED             33,534        2,058         5,930          299        1,820
                                        =========     ========      ========     ========     ========
NET ASSET VALUE PER SHARE               $    9.99     $   8.51      $   8.66     $   8.08     $   9.87
                                        =========     ========      ========     ========     ========

---------------------------------

(a) Including securities on loan of:          $ -          $ -           $ -          $ -          $ -
(b) Premiums from options written              -           -           -           -           -


                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2002
                                                                               Salomon
                                                     Salomon      Salomon     Brothers/JNL    T. Rowe   T. Rowe Price/  T. Rowe
                                                  Brothers/JNL Brothers/JNL U.S. Government  Price/JNL    JNL Mid-Cap   Price/JNL
                                                  Global Bond  High Yield     & Quality     Established     Growth        Value
ASSETS                                                Fund       Bond Fund     Bond Fund    Growth Fund      Fund         Fund
                                                  ------------ ------------  ------------   ------------  ------------ ------------

Investments, at cost                                $ 135,717     $  24,304     $ 289,604     $ 428,165     $ 305,904     $ 247,598
                                                    =========     =========     =========     =========     =========     =========
Investments, at value (a)                           $ 132,257     $  21,481     $ 294,066     $ 385,765     $ 330,674     $ 223,726
Cash                                                       44             -             -             -             1             -
Foreign currency                                            -             -             -           102             -            25
Receivables:
   Dividends and interest                               1,656           547         1,220           336            63           342
   Forward currency contracts                               -             -             -             -             -             -
   Foreign taxes recoverable                                -             -             -            13             -             -
   Fund shares sold                                       617             6           350           393           110           398
   Investment securities sold                           3,090           412        15,573           610         3,048         2,734
   Other                                                    -             -             -             -             -             -
Collateral for securities loaned                       34,866             -        67,645         7,658             -         3,634
                                                    ---------     ---------     ---------     ---------     ---------     ---------
TOTAL ASSETS                                          172,530        22,446       378,854       394,877       333,896       230,859
                                                    ---------     ---------     ---------     ---------     ---------     ---------

LIABILITIES
Cash overdraft                                              -           155             -             -             -           286
Payables:
   Administrative fees                                     10             2            17            33            28            19
   Advisory fees                                           82            15           120           270           256           170
   Investment securities purchased                     19,346           613        90,143         1,988         3,902         2,430
   Income payable                                           -             -             -             -             -             -
   Forward currency contracts                               -             -             -             -             -             -
   Fund shares redeemed                                   231           168           752         1,258         6,913           686
   Other                                                    -             -            31             -             -             -
Options written, at value (b)                               -             -             -             -             -             -
Return of collateral for securities
   loaned                                              34,866             -        67,645         7,658             -         3,634
                                                    ---------     ---------     ---------     ---------     ---------     ---------
TOTAL LIABILITIES                                      54,535           953       158,708        11,207        11,099         7,225
                                                    ---------     ---------     ---------     ---------     ---------     ---------
NET ASSETS                                          $ 117,995     $  21,493     $ 220,146     $ 383,670     $ 322,797     $ 223,634
                                                    =========     =========     =========     =========     =========     =========

NET ASSETS CONSIST OF:
Paid-in capital                                     $ 119,371     $  25,723     $ 210,025     $ 490,197     $ 296,500     $ 241,256
Undistributed (accumulated) net
   investment income (loss)                             3,920           956         5,264           426        (1,275)          760
Accumulated net realized gain (loss)                   (1,836)       (2,363)          (14)      (64,560)        2,802         5,489
Net unrealized appreciation
   (depreciation)                                      (3,460)       (2,823)        4,871       (42,393)       24,770       (23,871)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
                                                    $ 117,995     $  21,493     $ 220,146     $ 383,670     $ 322,797     $ 223,634
                                                    =========     =========     =========     =========     =========     =========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                         11,135         2,932        18,938        27,313        15,652        21,551
                                                    =========     =========     =========     =========     =========     =========
NET ASSET VALUE PER SHARE                           $   10.60     $    7.33     $   11.62     $   14.05     $   20.62     $   10.38
                                                    =========     =========     =========     =========     =========     =========
                                                                                                                          ---------

(a) Including securities on loan of:                $  33,883           $ -     $  66,273     $   7,329           $ -     $   3,533
(b) Premiums from options written                           -             -             -             -             -             -


                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
For the Period Ended June 30, 2002

                                      AIM/JNL      AIM/JNL       AIM/JNL                   Alliance
                                     Large Cap     Premier      Small Cap    Alger/JNL     Capital/      Eagle/JNL
                                      Growth      Equity II      Growth       Growth      JNL Growth    Core Equity
                                       Fund         Fund          Fund         Fund          Fund          Fund
                                    ------------ ------------  ------------ ------------  ------------  ------------
INVESTMENT INCOME
   Dividends                          $     19      $     33      $      3      $  1,068      $    405      $  1,180
   Interest                                  4            14            14            43            29           145
   Foreign taxes withheld                    -             -             -            (7)           (7)          (11)
   Securities lending                        -             -             1             9             4             6
                                      --------      --------      --------      --------      --------      --------
TOTAL INVESTMENT INCOME                     23            47            18         1,113           431         1,320
                                      --------      --------      --------      --------      --------      --------

EXPENSES
   Administrative fees                       4             7             6           149            60            85
   Advisory fees                            36            70            60         1,449           468           738
   Legal fees                                -             -             -             4             1             2
   12b-1 fees                                2             3             1             -             6            24
                                      --------      --------      --------      --------      --------      --------
TOTAL EXPENSES                              42            80            67         1,602           535           849
                                      --------      --------      --------      --------      --------      --------
   Fees paid indirectly                     (2)           (3)           (1)            -            (6)          (24)
                                      --------      --------      --------      --------      --------      --------
NET EXPENSES                                40            77            66         1,602           529           825
                                      --------      --------      --------      --------      --------      --------
NET INVESTMENT INCOME (LOSS)               (17)          (30)          (48)         (489)          (98)          495
                                      --------      --------      --------      --------      --------      --------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                            (303)         (651)         (441)      (21,769)      (14,707)       (4,714)
   Foreign currency related items            -             -             -             -             -             -
   Futures contracts and options
        written                              -           (44)            -             -             -             -
Net change in unrealized
   appreciation (depreciation) on:
   Investments                          (1,035)       (2,257)       (1,779)      (37,709)      (13,660)      (14,512)
   Foreign currency related items            -             -             -             -             -             -
   Futures contracts and options
        written                              -            (3)            -             -             -             -
                                      --------      --------      --------      --------      --------      --------
NET REALIZED AND UNREALIZED GAIN
        (LOSS)                          (1,338)       (2,955)       (2,220)      (59,478)      (28,367)      (19,226)
                                      --------      --------      --------      --------      --------      --------

NET INCREASE (DECREASE) IN NET
        ASSETS FROM OPERATIONS        $ (1,355)     $ (2,985)     $ (2,268)     $(59,967)     $(28,465)     $(18,731)
                                      ========      ========      ========      ========      ========      ========



                                          Eagle/JNL    J.P. Morgan/JNL  J.P. Morgan/JNL   Janus/JNL
                                          SmallCap       Enhanced S&P    International   Aggressive
                                           Equity         500 Stock      & Emerging        Growth
                                            Fund         Index Fund      Markets Fund       Fund
                                         ------------    ------------    ------------    ------------
INVESTMENT INCOME
   Dividends                                $    315        $    227        $    111        $  1,388
   Interest                                       87               7               5             260
   Foreign taxes withheld                          -              (1)            (11)            (51)
   Securities lending                              7               -               -              38
                                            --------        --------        --------        --------
TOTAL INVESTMENT INCOME                          409             233             105           1,635
                                            --------        --------        --------        --------

EXPENSES
   Administrative fees                            62              17               4             184
   Advisory fees                                 590             133              37           1,671
   Legal fees                                      2               -               -               4
   12b-1 fees                                     16               -               -             167
                                            --------        --------        --------        --------
TOTAL EXPENSES                                   670             150              41           2,026
                                            --------        --------        --------        --------
   Fees paid indirectly                          (16)              -               -            (167)
                                            --------        --------        --------        --------
NET EXPENSES                                     654             150              41           1,859
                                            --------        --------        --------        --------
NET INVESTMENT INCOME (LOSS)                    (245)             83              64            (224)
                                            --------        --------        --------        --------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                (1,491)         (1,573)           (163)        (74,802)
   Foreign currency related items                  -               -              58             (78)
   Futures contracts and options
        written                                    -             (34)           (233)              -
Net change in unrealized
   appreciation (depreciation) on:
   Investments                               (10,441)         (4,116)            (43)        (17,069)
   Foreign currency related items                  -               -              (1)           (490)
   Futures contracts and options
        written                                    -             (16)             (4)              -
                                            --------        --------        --------        --------
NET REALIZED AND UNREALIZED GAIN
        (LOSS)                               (11,932)         (5,739)           (386)        (92,439)
                                            --------        --------        --------        --------

NET INCREASE (DECREASE) IN NET
        ASSETS FROM OPERATIONS              $(12,177)       $ (5,656)       $   (322)       $(92,663)
                                            ========        ========        ========        ========

                     See notes to the financial statements.



JNL SERIES TRUST (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
For the Period Ended June 30, 2002

                                                  Janus/JNL     Janus/JNL    Janus/JNL
                                     Janus/JNL     Capital       Global      Growth &     Lazard/JNL    Lazard/JNL
                                     Balanced      Growth       Equities      Income        Mid Cap      Small Cap
                                       Fund         Fund          Fund         Fund       Value Fund    Value Fund
                                    ------------ ------------  ------------ ------------  ------------  ------------
INVESTMENT INCOME
   Dividends                          $    298      $    239      $  2,795      $    101      $    354      $    249
   Interest                              1,018           300           232            38            44            41
   Foreign taxes withheld                   (3)            -          (225)            -             -             -
   Securities lending                       20            11            42             -             -             -
                                      --------      --------      --------      --------      --------      --------
TOTAL INVESTMENT INCOME                  1,333           550         2,844           139           398           290
                                      --------      --------      --------      --------      --------      --------

EXPENSES
   Administrative fees                      42           110           176            10            27            30
   Advisory fees                           397         1,033         1,691            91           260           317
   Legal fees                                1             3             4             -             1             1
   12b-1 fees                               10            62            40             2             5             3
                                      --------      --------      --------      --------      --------      --------
TOTAL EXPENSES                             450         1,208         1,911           103           293           351
                                      --------      --------      --------      --------      --------      --------
   Fees paid indirectly                    (10)          (62)          (40)           (2)           (5)           (3)
                                      --------      --------      --------      --------      --------      --------
NET EXPENSES                               440         1,146         1,871           101           288           348
                                      --------      --------      --------      --------      --------      --------
NET INVESTMENT INCOME (LOSS)               893          (596)          973            38           110           (58)
                                      --------      --------      --------      --------      --------      --------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                          (2,013)      (60,220)      (46,541)       (1,077)          452         2,248
   Foreign currency related items            -             -           756             -             -             -
   Futures contracts and options
        written                              -             -             -             -             -             -
Net change in unrealized
appreciation (depreciation) on:
   Investments                          (1,602)       10,811        (1,524)       (1,051)       (4,005)       (5,532)
   Foreign currency related items            -             -        (2,829)            -             -             -
   Futures contracts and options
        written                              -             -             -             -             -             -
                                      --------      --------      --------      --------      --------      --------
NET REALIZED AND UNREALIZED GAIN
        (LOSS)                          (3,615)      (49,409)      (50,138)       (2,128)       (3,553)       (3,284)
                                      --------      --------      --------      --------      --------      --------

NET INCREASE (DECREASE) IN NET
        ASSETS FROM OPERATIONS        $ (2,722)     $(50,005)     $(49,165)     $ (2,090)     $ (3,443)     $ (3,342)
-----------------------------------   ========      ========      ========      ========      ========      ========







                                         Mellon        Mellon       Mellon Capital
                                        Capital       Capital       Management/JNL  Mellon Capital
                                       Management/   Management/JNL    S&P 400       Management/JNL
                                     JNL Bond Index International   Mid Cap Index   S&P 500 Index
                                         Fund(a)    Index Fund(a)   Index Fund(a)       Fund(a)
                                      ------------  ------------    ------------    ------------

INVESTMENT INCOME
   Dividends                                 $ -      $    401        $     54        $    130
   Interest                                  527            20               9              17
   Foreign taxes withheld                      -           (43)              -              (1)
   Securities lending                          3             8               -               -
                                        --------      --------        --------        --------
TOTAL INVESTMENT INCOME                      530           386              63             146
                                        --------      --------        --------        --------

EXPENSES
   Administrative fees                        11            19               5               9
   Advisory fees                              54            64              28              46
   Legal fees                                  -             -               -
   12b-1 fees                                  -             -               1               1
                                        --------      --------        --------        --------
TOTAL EXPENSES                                65            83              34              56
                                        --------      --------        --------        --------
   Fees paid indirectly                        -             -              (1)             (1)
                                        --------      --------        --------        --------
NET EXPENSES                                  65            83              33              55
                                        --------      --------        --------        --------
NET INVESTMENT INCOME (LOSS)                 465           303              30              91
                                        --------      --------        --------        --------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                              (124)           45              40            (233)
   Foreign currency related items              -           145               -               -
   Futures contracts and options
        written                              (22)         (129)            (55)              -
Net change in unrealized
appreciation (depreciation) on:
   Investments                               317           (19)           (570)         (3,113)
   Foreign currency related items              -            17               -               -
   Futures contracts and options
        written                               (5)          (17)              1             (16)
                                        --------      --------        --------        --------
NET REALIZED AND UNREALIZED GAIN
        (LOSS)                               166            42            (584)         (3,362)
                                        --------      --------        --------        --------

NET INCREASE (DECREASE) IN NET
        ASSETS FROM OPERATIONS          $    631      $    345        $   (554)       $ (3,271)
-----------------------------------     ========      ========        ========        ========

(a) Period from January 15, 2002 (commencement of operations).


                       See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
For the Period Ended June 30, 2002



                                    Mellon Capital                             PIMCO/JNL        PPM
                                    Management/JNL Oppenheimer/  Oppenheimer/ Total Return  America/JNL
                                     Small Cap     JNL Global    JNL Growth      Bond        Balanced
                                    Index Fund(a)  Growth Fund      Fund         Fund          Fund
                                    ------------  ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                              $ 131      $   430      $    19      $     1        $1,299
   Interest                                  17           44           18        2,237         2,930
   Foreign taxes withheld                     -          (40)           -            -             -
   Securities lending                         1           11            -            -            45
                                          -----      -------      -------      -------        ------
TOTAL INVESTMENT INCOME                     149          445           37        2,238         4,274
                                          -----      -------      -------      -------        ------

EXPENSES
   Administrative fees                       10           40            7           51           113
   Advisory fees                             49          238           63          355           797
   Legal fees                                 -            -            -            1             3
   12b-1 fees                                 3            -            -            -             -
                                          -----      -------      -------      -------        ------
TOTAL EXPENSES                               62          278           70          407           913
                                          -----      -------      -------      -------        ------
   Fees paid indirectly                      (3)           -            -            -             -
                                          -----      -------      -------      -------        ------
NET EXPENSES                                 59          278           70          407           913
                                          -----      -------      -------      -------        ------
NET INVESTMENT INCOME (LOSS)                 90          167          (33)       1,831         3,361
                                          -----      -------      -------      -------        ------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                              170       (3,008)        (653)       1,179            17
   Foreign currency related items             -         (104)           -          537             -
   Futures contracts and options
        written                            (113)           -            -            -             -
Net change in unrealized
   appreciation (depreciation) on:
   Investments                             (999)      (1,604)      (1,321)      (1,049)        1,570
   Foreign currency related items             -            2            -         (471)            -
   Futures contracts and options
        written                               3            -            -          438             -
                                          -----      -------      -------      -------        ------
NET REALIZED AND UNREALIZED GAIN
        (LOSS)                             (939)      (4,714)      (1,974)         634         1,587
                                          -----      -------      -------      -------        ------

NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                    $(849)     $(4,547)     $(2,007)     $ 2,465        $4,948
-----------------------------------       =====      =======      =======      =======        ======








                                           PPM          PPM         Putnam/    Putnam/JNL    Putnam/JNL
                                       America/JNL   America/         JNL      International   Midcap
                                       High Yield    JNL Money      Equity       Equity        Growth
                                        Bond Fund   Market Fund      Fund         Fund          Fund
                                       ------------ ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                                    $ -         $ -       $  1,246      $ 1,362      $    47
   Interest                                   7,075       2,097             39           32            9
   Foreign taxes withheld                         -           -             (2)        (139)           -
   Securities lending                            58           -              3           39            2
                                            -------      ------       --------      -------      -------
TOTAL INVESTMENT INCOME                       7,133       2,097          1,286        1,294           58
                                            -------      ------       --------      -------      -------

EXPENSES
   Administrative fees                           83         114            123           51           15
   Advisory fees                                591         676          1,081          553          141
   Legal fees                                     2           3              3            1            -
   12b-1 fees                                     -           -             94           15            7
                                            -------      ------       --------      -------      -------
TOTAL EXPENSES                                  676         793          1,301          620          163
                                            -------      ------       --------      -------      -------
   Fees paid indirectly                           -           -            (94)         (15)          (7)
                                            -------      ------       --------      -------      -------
NET EXPENSES                                    676         793          1,207          605          156
                                            -------      ------       --------      -------      -------
NET INVESTMENT INCOME (LOSS)                  6,457       1,304             79          689          (98)
                                            -------      ------       --------      -------      -------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                               (4,926)          -        (12,960)      (5,304)      (1,873)
   Foreign currency related items                 -           -              -            3            -
   Futures contracts and options
        written                                   -           -              -            -            -
Net change in unrealized
   appreciation (depreciation) on:
   Investments                               (5,026)          -        (28,469)       1,640       (4,202)
   Foreign currency related items                 -           -              -           14            -
   Futures contracts and options
        written                                   -           -              -            -            -
                                            -------      ------       --------      -------      -------
NET REALIZED AND UNREALIZED GAIN
        (LOSS)                               (9,952)          -        (41,429)      (3,647)      (6,075)
                                            -------      ------       --------      -------      -------

NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                      $(3,495)     $1,304       $(41,350)     $(2,958)     $(6,173)
-----------------------------------         =======      ======       ========      =======      =======
(a) Period from January 15, 2002 (commencement of operations).

                     See notes to the financial statements.



JNL SERIES TRUST (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
For the Period Ended June 30, 2002

                                    Putnam/JNL     S&P/JNL       S&P/JNL      S&P/JNL       S&P/JNL
                                       Value     Aggressive    Aggressive   Aggressive    Conservative
                                      Equity       Growth        Growth       Growth        Growth
                                       Fund         Fund         Fund I       Fund II        Fund
                                    ------------ ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                          $  3,201            $ -           $ -          $ -      $    13
   Interest                                 55              -             -            -            -
   Foreign taxes withheld                  (34)             -             -            -            -
   Securities lending                        2              -             -            -            -
                                      --------        -------      --------        -----      -------
TOTAL INVESTMENT INCOME                  3,224              -             -            -           13
                                      --------        -------      --------        -----      -------

EXPENSES
   Administrative fees                     166              3            19            1            3
   Advisory fees                         1,441             14            91            5           13
   Legal fees                                4              -             1            -            -
   12b-1 fees                               48              -             -            -            -
                                      --------        -------      --------        -----      -------
TOTAL EXPENSES                           1,659             17           111            6           16
                                      --------        -------      --------        -----      -------
   Fees paid indirectly                    (48)             -             -            -            -
                                      --------        -------      --------        -----      -------
NET EXPENSES                             1,611             17           111            6           16
                                      --------        -------      --------        -----      -------
NET INVESTMENT INCOME (LOSS)             1,613            (17)         (111)          (6)          (3)
                                      --------        -------      --------        -----      -------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                         (14,703)        (1,650)       (2,670)        (394)        (336)
   Foreign currency related items            -              -             -            -            -
   Futures contracts and options
        written                              -              -             -            -            -
Net change in unrealized
 appreciation (depreciation) on:
   Investments                         (25,834)          (998)       (8,735)        (352)      (1,139)
   Foreign currency related items            -              -             -            -            -
   Futures contracts and options
        written                              -              -             -            -            -
                                      --------        -------      --------        -----      -------
NET REALIZED AND UNREALIZED GAIN
        (LOSS)                         (40,537)        (2,648)      (11,405)        (746)      (1,475)
                                      --------        -------      --------        -----      -------

NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS               $(38,924)       $(2,665)     $(11,516)       $(752)     $(1,478)
-----------------------------------   ========        =======      ========        =====      =======





                                        S&P/JNL       S&P/JNL      S&P/JNL       S&P/JNL      S&P/JNL
                                      Conservative  Conservative     Core         Core         Core
                                        Growth        Growth       Index 50     Index 75     Index 100
                                        Fund I        Fund II      Fund (a)     Fund (a)     Fund (a)
                                      ------------  ------------  -----------  ------------ ------------

INVESTMENT INCOME
   Dividends                            $    125            $ -          $ -            $ -        $ -
   Interest                                    -              -            -              -          -
   Foreign taxes withheld                      -              -            -              -          -
   Securities lending                          -              -            -              -          -
                                        --------        -------        -----          -----      -----
TOTAL INVESTMENT INCOME                      125              -            -              -          -
                                        --------        -------        -----          -----      -----

EXPENSES
   Administrative fees                        34              2            -              -          -
   Advisory fees                             163             11            1              1          2
   Legal fees                                  3              -            -              -          -
   12b-1 fees                                  -              -            -              -          -
                                        --------        -------        -----          -----      -----
TOTAL EXPENSES                               200             13            1              1          2
                                        --------        -------        -----          -----      -----
   Fees paid indirectly                        -              -            -              -          -
                                        --------        -------        -----          -----      -----
NET EXPENSES                                 200             13            1              1          2
                                        --------        -------        -----          -----      -----
NET INVESTMENT INCOME (LOSS)                 (75)           (13)          (1)            (1)        (2)
                                        --------        -------        -----          -----      -----

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                            (5,226)          (226)           -              1          8
   Foreign currency related items              -              -            -              -          -
   Futures contracts and options
        written                                -              -            -              -          -
Net change in unrealized
 appreciation (depreciation) on:
   Investments                            (6,389)        (1,041)        (162)          (109)      (350)
   Foreign currency related items              -              -            -              -          -
   Futures contracts and options
        written                                -              -            -              -          -
                                        --------        -------        -----          -----      -----
NET REALIZED AND UNREALIZED GAIN
        (LOSS)                           (11,615)        (1,267)        (162)          (108)      (342)
                                        --------        -------        -----          -----      -----

NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                 $(11,690)       $(1,280)       $(163)         $(109)     $(344)
-----------------------------------     ========        =======        =====          =====      =====
(a) Period from January 15, 2002 (commencement of operations).


                     See notes to the financial statements.



JNL SERIES TRUST (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
For the Period Ended June 30, 2002
                                                   S&P/JNL
                                  S&P/JNL Equity   Equity        S&P/JNL      S&P/JNL       S&P/JNL
                                    Aggressive   Aggressive      Equity       Equity       Moderate
                                      Growth       Growth        Growth       Growth        Growth
                                      Fund I       Fund II       Fund I       Fund II        Fund
                                    ------------ ------------  ------------ ------------  ------------
INVESTMENT INCOME
   Dividends                                $ -          $ -           $ -        $ -          $ -
   Interest                                   -            -             -          -            -
   Foreign taxes withheld                     -            -             -          -            -
   Securities lending                         -            -             -          -            -
                                        -------        -----      --------    -------      -------
TOTAL INVESTMENT INCOME                       -            -             -          -            -
                                        -------        -----      --------    -------      -------

EXPENSES
   Administrative fees                        7            -            23          1            6
   Advisory fees                             33            2           117          7           28
   Legal fees                                 -            -             2          -            -
   12b-1 fees                                 -            -             -          -            -
                                        -------        -----      --------    -------      -------
TOTAL EXPENSES                               40            2           142          8           34
                                        -------        -----      --------    -------      -------
   Fees paid indirectly                       -            -             -          -            -
                                        -------        -----      --------    -------      -------
NET EXPENSES                                 40            2           142          8           34
                                        -------        -----      --------    -------      -------
NET INVESTMENT INCOME (LOSS)                (40)          (2)         (142)        (8)         (34)
                                        -------        -----      --------    -------      -------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                           (1,348)        (117)       (5,630)      (458)      (2,040)
   Foreign currency related items             -            -             -          -            -
   Futures contracts and options
        written                               -            -             -          -            -
Net change in unrealized
 appreciation (depreciation) on:
   Investments                           (4,006)        (281)      (13,547)      (948)      (1,984)
   Foreign currency related items             -            -             -          -            -
   Futures contracts and options
        written                               -            -             -          -            -
                                        -------        -----      --------    -------      -------
NET REALIZED AND UNREALIZED GAIN
        (LOSS)                           (5,354)        (398)      (19,177)    (1,406)      (4,024)
                                        -------        -----      --------    -------      -------

NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                 $(5,394)       $(400)     $(19,319)   $(1,414)     $(4,058)
                                        =======        =====      ========    =======      =======




                                       S&P/JNL      S&P/JNL     S&P/JNL Very S&P/JNL Very    Salomon
                                      Moderate     Moderate     Aggressive   Aggressive    Brothers/JNL
                                       Growth       Growth        Growth       Growth       Balanced
                                       Fund I       Fund II       Fund I       Fund II        Fund
                                     ------------ ------------  ------------ ------------  ------------

INVESTMENT INCOME
   Dividends                            $    110          $ -          $ -          $ -      $    61
   Interest                                    -            -            -            -          212
   Foreign taxes withheld                      -            -            -            -           (1)
   Securities lending                          -            -            -            -            -
                                        --------      -------      -------        -----      -------
TOTAL INVESTMENT INCOME                      110            -            -            -          272
                                        --------      -------      -------        -----      -------

EXPENSES
   Administrative fees                        56            3            9            1            9
   Advisory fees                             264           16           47            2           74
   Legal fees                                  4            -            1            -
   12b-1 fees                                  -            -            -            -            -
                                        --------      -------      -------        -----      -------
TOTAL EXPENSES                               324           19           57            3           83
                                        --------      -------      -------        -----      -------
   Fees paid indirectly                        -            -            -            -            -
                                        --------      -------      -------        -----      -------
NET EXPENSES                                 324           19           57            3           83
                                        --------      -------      -------        -----      -------
NET INVESTMENT INCOME (LOSS)                (214)         (19)         (57)          (3)         189
                                        --------      -------      -------        -----      -------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                            (4,870)        (487)      (1,155)        (140)         258
   Foreign currency related items              -            -            -            -            -
   Futures contracts and options
        written                                -            -            -            -            -
Net change in unrealized
 appreciation (depreciation) on:
   Investments                           (18,288)      (1,428)      (6,387)        (302)      (1,234)
   Foreign currency related items              -            -            -            -            -
   Futures contracts and options
        written                                -            -            -            -            -
                                        --------      -------      -------        -----      -------
NET REALIZED AND UNREALIZED GAIN
        (LOSS)                           (23,158)      (1,915)      (7,542)        (442)        (976)
                                        --------      -------      -------        -----      -------

NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                 $(23,372)     $(1,934)     $(7,599)       $(445)     $  (787)
                                        ========      =======      =======        =====      =======

                     See notes to the financial statements.



JNL SERIES TRUST (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
For the Period Ended June 30, 2002


                                                                  Salomon
                                      Salomon      Salomon      Brothers/JNL   T. Rowe     T. Rowe Price/   T. Rowe
                                    Brothers/JNL Brothers/JNL  U.S. Government Price/JNL     JNL Mid-Cap    Price/JNL
                                    Global Bond  High Yield     & Quality     Established     Growth         Value
                                       Fund       Bond Fund     Bond Fund     Growth Fund      Fund          Fund
                                    ------------ ------------  ------------   ------------  ------------  ------------
INVESTMENT INCOME
   Dividends                            $    15      $    15            $ -    $  1,979      $    401      $  1,742
   Interest                               4,132        1,032          5,559         116           163           119
   Foreign taxes withheld                     -            -              -         (34)           (2)           (3)
   Securities lending                        43            -            117          10             -             3
                                        -------      -------        -------    --------      --------      --------
TOTAL INVESTMENT INCOME                   4,190        1,047          5,676       2,071           562         1,861
                                        -------      -------        -------    --------      --------      --------

EXPENSES
   Administrative fees                       57           11            104         217           179           111
   Advisory fees                            482           89            711       1,776         1,653         1,000
   Legal fees                                 1            -              2           6             5             3
   12b-1 fees                                 -            -              -           9            16             4
                                        -------      -------        -------    --------      --------      --------
TOTAL EXPENSES                              540          100            817       2,008         1,853         1,118
                                        -------      -------        -------    --------      --------      --------
   Fees paid indirectly                       -            -              -          (9)          (16)           (4)
                                        -------      -------        -------    --------      --------      --------
NET EXPENSES                                540          100            817       1,999         1,837         1,114
                                        -------      -------        -------    --------      --------      --------
NET INVESTMENT INCOME (LOSS)              3,650          947          4,859          72        (1,275)          747
                                        -------      -------        -------    --------      --------      --------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                              180         (676)         1,363     (10,700)       11,828         6,048
   Foreign currency related items            (7)           -              -         (54)            -             1
   Futures contracts and options
        written                               -            -            984           -             -             -
Net change in unrealized
 appreciation (depreciation) on:
   Investments                           (1,794)        (579)         1,385     (65,064)      (50,049)      (23,672)
   Foreign currency related items             8            -              -           7             -             1
   Futures contracts and options
        written                              62            -            (47)          -             -             -
                                        -------      -------        -------    --------      --------      --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS)                                  (1,551)      (1,255)         3,685     (75,811)      (38,221)      (17,622)
                                        -------      -------        -------    --------      --------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                 $ 2,099      $  (308)       $ 8,544    $(75,739)     $(39,496)     $(16,875)
                                        =======      =======        =======    ========      ========      ========

                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2002

                                      AIM/JNL      AIM/JNL       AIM/JNL                    Alliance
                                     Large Cap     Premier      Small Cap    Alger/JNL     Capital/
                                      Growth     Equity II       Growth       Growth      JNL Growth
OPERATIONS                             Fund         Fund          Fund         Fund          Fund
                                    ------------ ------------  ------------ ------------  ------------
Net investment income (loss)            $   (17)   $    (30)     $    (48)   $    (489)     $     (98)
Net realized gain (loss) on:
   Distributions from investment
        companies                             -           -             -            -              -
   Investments                             (303)       (651)         (441)     (21,769)       (14,707)
   Foreign currency related items             -           -             -            -              -
   Futures contracts and options
        written                               -         (44)            -            -              -
   Investment securities sold short           -           -             -            -              -
Net change in unrealized
 appreciation (depreciation) on:
   Investments                           (1,035)     (2,257)       (1,779)     (37,709)       (13,660)
   Foreign currency related items             -           -             -            -              -
   Futures contracts and options
        written                               -          (3)            -            -              -
   Investment securities sold short           -           -             -            -              -
                                        -------    --------      --------    ---------      ---------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                  (1,355)     (2,985)       (2,268)     (59,967)       (28,465)
                                        -------    --------      --------    ---------      ---------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                   -           -             -            -              -
 From net realized gains on
    investment transactions                   -           -             -            -              -
                                        -------    --------      --------    ---------      ---------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS           -           -             -            -              -
                                        -------    --------      --------    ---------      ---------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares       5,005      14,113        21,631       24,072         71,405
   Reinvestment of distributions              -           -             -            -              -
   Cost of shares redeemed               (1,199)     (9,895)      (11,978)     (56,614)       (78,548)
                                        -------    --------      --------    ---------      ---------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM SHARE TRANSACTIONS           3,806       4,218         9,653      (32,542)        (7,143)
                                        -------    --------      --------    ---------      ---------

NET INCREASE (DECREASE) IN NET
 ASSETS                                   2,451       1,233         7,385      (92,509)       (35,608)

NET ASSETS BEGINNING OF PERIOD            6,058      14,101         7,665      341,162        140,511
                                        -------    --------      --------    ---------      ---------

NET ASSETS END OF PERIOD                $ 8,509    $ 15,334      $ 15,050    $ 248,653      $ 104,903
                                        =======    ========      ========    =========      =========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)             $   (17)   $    (30)     $    (48)   $    (489)     $     (98)
                                        =======    ========      ========    =========      =========

(1)SHARE TRANSACTIONS
   Shares sold                              486       1,356         1,991        1,586          6,845
   Reinvestment of distributions              -           -             -            -              -
   Shares redeemed                         (117)       (950)       (1,104)      (3,756)        (7,503)
                                        -------    --------      --------    ---------      ---------
   Net increase (decrease)                  369         406           887       (2,170)          (658)
                                        =======    ========      ========    =========      =========






                                                                 J.P. Morgan/
                                                   Eagle/JNL         JNL      J.P. Morgan/JNL Janus/JNL
                                       Eagle/JNL    SmallCap     Enhanced S&P International  Aggressive
                                     Core Equity    Equity        500 Stock   & Emerging       Growth
                                        Fund         Fund        Index Fund   Markets Fund      Fund
OPERATIONS                           ------------ ------------  ------------ ------------   ------------

Net investment income (loss)          $     495    $    (245)     $     83      $     64      $    (224)
Net realized gain (loss) on:
   Distributions from investment
        companies                             -            -             -             -              -
   Investments                           (4,714)      (1,491)       (1,573)         (163)       (74,802)
   Foreign currency related items             -            -             -            58            (78)
   Futures contracts and options
        written                               -            -           (34)         (233)             -
   Investment securities sold short           -            -             -             -              -
Net change in unrealized
 appreciation (depreciation) on:
   Investments                          (14,512)     (10,441)       (4,116)          (43)       (17,069)
   Foreign currency related items             -            -             -            (1)          (490)
   Futures contracts and options
        written                               -            -           (16)           (4)             -
   Investment securities sold short           -            -             -             -              -
                                      ---------    ---------      --------      --------      ---------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                 (18,731)     (12,177)       (5,656)         (322)       (92,663)
                                      ---------    ---------      --------      --------      ---------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                   -            -             -             -              -
 From net realized gains on
    investment transactions                   -            -             -             -              -
                                      ---------    ---------      --------      --------      ---------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS           -            -             -             -              -
                                      ---------    ---------      --------      --------      ---------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares      38,441       43,448        17,000        32,974        259,599
   Reinvestment of distributions              -            -             -             -              -
   Cost of shares redeemed              (30,778)     (27,602)      (11,386)      (32,306)      (312,586)
                                      ---------    ---------      --------      --------      ---------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM SHARE TRANSACTIONS           7,663       15,846         5,614           668        (52,987)
                                      ---------    ---------      --------      --------      ---------

NET INCREASE (DECREASE) IN NET
 ASSETS                                 (11,068)       3,669           (42)          346       (145,650)

NET ASSETS BEGINNING OF PERIOD          174,813      112,967        31,415         7,304        436,946
                                      ---------    ---------      --------      --------      ---------

NET ASSETS END OF PERIOD              $ 163,745    $ 116,636      $ 31,373      $  7,650      $ 291,296
                                      =========    =========      ========      ========      =========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)           $     548    $    (245)     $     98      $     72      $    (417)
                                      =========    =========      ========      ========      =========

(1)SHARE TRANSACTIONS
   Shares sold                            2,702        2,752         2,160         4,387         15,351
   Reinvestment of distributions              -            -             -             -              -
   Shares redeemed                       (2,173)      (1,777)       (1,456)       (4,271)       (18,493)
                                      ---------    ---------      --------      --------      ---------
   Net increase (decrease)                  529          975           704           116         (3,142)
                                      =========    =========      ========      ========      =========


                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2002

                                                  Janus/JNL     Janus/JNL    Janus/JNL
                                     Janus/JNL     Capital       Global      Growth &     Lazard/JNL
                                     Balanced      Growth       Equities      Income        Mid Cap
OPERATIONS                             Fund         Fund          Fund         Fund       Value Fund
                                    ------------ ------------  ------------ ------------  ------------
 Net investment income (loss)         $    893    $    (596)   $     973      $     38      $    110
 Net realized gain (loss) on:
  Distributions from investment
        companies                            -            -            -             -             -
  Investments                           (2,013)     (60,220)     (46,541)       (1,077)          452
  Foreign currency related items             -            -          756             -             -
  Futures contracts and options
        written                              -            -            -             -             -
  Investment securities sold short           -            -            -             -             -
 Net change in unrealized
  appreciation (depreciation) on:
  Investments                           (1,602)      10,811       (1,524)       (1,051)       (4,005)
  Foreign currency related items             -            -       (2,829)            -             -
  Futures contracts and options
        written                              -            -            -             -             -
  Investment securities sold short           -            -            -             -             -
                                      --------    ---------    ---------      --------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                 (2,722)     (50,005)     (49,165)       (2,090)       (3,443)
                                      --------    ---------    ---------      --------      --------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                -            -            -             -             -
   From net realized gains on
      investment transactions                -            -            -             -             -
                                      --------    ---------    ---------      --------      --------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          -            -            -             -             -
                                      --------    ---------    ---------      --------      --------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares     28,423      101,253      301,828         7,938        62,210
   Reinvestment of distributions             -            -            -             -             -
   Cost of shares redeemed             (11,879)    (128,236)    (339,360)       (8,787)      (16,815)
                                      --------    ---------    ---------      --------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM SHARE TRANSACTIONS         16,544      (26,983)     (37,532)         (849)       45,395
                                      --------    ---------    ---------      --------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS                                 13,822      (76,988)     (86,697)       (2,939)       41,952

NET ASSETS BEGINNING OF PERIOD          72,281      260,726      389,796        20,346        26,886
                                      --------    ---------    ---------      --------      --------

NET ASSETS END OF PERIOD              $ 86,103    $ 183,738    $ 303,099      $ 17,407      $ 68,838
                                      ========    =========    =========      ========      ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)           $    911    $    (596)   $   1,664      $     38      $    111
                                      ========    =========    =========      ========      ========

(1)SHARE TRANSACTIONS
   Shares sold                           3,140        8,194       16,459         1,132         5,125
   Reinvestment of distributions             -            -            -             -             -
   Shares redeemed                      (1,313)     (10,441)     (18,463)       (1,253)       (1,384)
                                      --------    ---------    ---------      --------      --------
   Net increase (decrease)               1,827       (2,247)      (2,004)         (121)        3,741
-----------------------------------   ========    =========    =========      ========      ========



                                                      Mellon        Mellon     Mellon Capital
                                                     Capital       Capital     Management/JNL Mellon Capital
                                      Lazard/JNL    Management  Management/JNL   S&P 400      Management/JNL
                                       Small Cap     JNL Bond    International Mid Cap Index  S&P 500 Index
 OPERATIONS                           Value Fund   Index Fund(a) Index Fund(a)   Fund (a)       Fund (a)
                                      ------------ ------------  ------------  ------------   ------------
 Net investment income (loss)           $    (58)     $    465      $    303      $     30      $     91
 Net realized gain (loss) on:
  Distributions from investment
        companies                              -             -             -             -             -
  Investments                              2,248          (124)           45            40          (233)
  Foreign currency related items               -             -           145             -             -
  Futures contracts and options
        written                                -           (22)         (129)          (55)            -
  Investment securities sold short             -             -             -             -             -
 Net change in unrealized
  appreciation (depreciation) on:
  Investments                             (5,532)          317           (19)         (570)       (3,113)
  Foreign currency related items               -             -            17             -             -
  Futures contracts and options
        written                                -            (5)          (17)            1           (16)
  Investment securities sold short             -             -             -             -             -
                                        --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                   (3,342)          631           345          (554)       (3,271)
                                        --------      --------      --------      --------      --------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                  -             -             -             -             -
   From net realized gains on
      investment transactions                  -             -             -             -             -
                                        --------      --------      --------      --------      --------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS            -             -             -             -             -
                                        --------      --------      --------      --------      --------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares       73,240        32,363        33,905        16,580        35,163
   Reinvestment of distributions               -             -             -             -             -
   Cost of shares redeemed               (28,409)       (3,858)       (2,715)       (1,481)       (5,407)
                                        --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM SHARE TRANSACTIONS           44,831        28,505        31,190        15,099        29,756
                                        --------      --------      --------      --------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS                                   41,489        29,136        31,535        14,545        26,485

NET ASSETS BEGINNING OF PERIOD            35,164             -             -             -             -
                                        --------      --------      --------      --------      --------

NET ASSETS END OF PERIOD                $ 76,653      $ 29,136      $ 31,535      $ 14,545      $ 26,485
                                        ========      ========      ========      ========      ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)             $    (52)     $    465      $    303      $     30      $     91
                                        ========      ========      ========      ========      ========

(1)SHARE TRANSACTIONS
   Shares sold                             6,232         3,231         3,361         1,626         3,602
   Reinvestment of distributions               -             -             -             -             -
   Shares redeemed                        (2,437)         (384)         (260)         (138)         (562)
                                        --------      --------      --------      --------      --------
   Net increase (decrease)                 3,795         2,847         3,101         1,488         3,040
-----------------------------------     ========      ========      ========      ========      ========

(a) Period from January 15, 2002 (commencement of operations).

                     See notes to the financial statements.



JNL SERIES TRUST (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2002

                                       Mellon Capital                            PIMCO/JNL        PPM
                                      Management/JNL Oppenheimer/  Oppenheimer/ Total Return  America/JNL
                                        Small Cap     JNL Global    JNL Growth      Bond        Balanced
OPERATIONS                             Index Fund(a) Growth Fund      Fund          Fund          Fund
                                       ------------ ------------  ------------ ------------  ------------
 Net investment income (loss)            $     90    $     167      $    (33)   $   1,831      $   3,361
 Net realized gain (loss) on:
  Distributions from investment
        companies                               -            -             -            -              -
  Investments                                 170       (3,008)         (653)       1,179             17
  Foreign currency related items                -         (104)            -          537              -
  Futures contracts and options
        written                              (113)           -             -            -              -
  Investment securities sold short              -            -             -            -              -
 Net change in unrealized appreciation
  (depreciation) on:
   Investments                               (999)      (1,604)       (1,321)      (1,049)         1,570
   Foreign currency related items               -            2             -         (471)             -
   Futures contracts and options
        written                                 3            -             -          438              -
   Investment securities sold short             -            -             -            -              -
                                         --------    ---------      --------    ---------      ---------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                      (849)      (4,547)       (2,007)       2,465          4,948
                                         --------    ---------      --------    ---------      ---------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                   -            -             -            -              -
   From net realized gains on
      investment transactions                   -            -             -            -              -
                                         --------    ---------      --------    ---------      ---------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS             -            -             -            -              -
                                         --------    ---------      --------    ---------      ---------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares        25,053      111,363         9,303      105,734         49,719
   Reinvestment of distributions                -            -             -            -              -
   Cost of shares redeemed                   (933)    (110,686)       (5,209)     (26,050)       (25,712)
                                         --------    ---------      --------    ---------      ---------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM SHARE TRANSACTIONS            24,120          677         4,094       79,684         24,007
                                         --------    ---------      --------    ---------      ---------

NET INCREASE (DECREASE) IN NET
 ASSETS                                    23,271       (3,870)        2,087       82,149         28,955

NET ASSETS BEGINNING OF PERIOD                  -       59,841        13,557       54,851        212,196
                                         --------    ---------      --------    ---------      ---------

NET ASSETS END OF PERIOD                 $ 23,271    $  55,971      $ 15,644    $ 137,000      $ 241,151
                                         ========    =========      ========    =========      =========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)              $     90    $     157      $    (33)   $   1,886      $   3,388
                                         ========    =========      ========    =========      =========

(1)SHARE TRANSACTIONS
   Shares sold                              2,494       12,291         1,064        9,719          3,432
   Reinvestment of distributions                -            -             -            -              -
   Shares redeemed                            (89)     (12,195)         (594)      (2,394)        (1,781)

                                         --------    ---------      --------    ---------      ---------
   Net increase (decrease)                  2,405           96           470        7,325          1,651
--------------------------------------   ========    =========      ========    =========      =========






                                            PPM          PPM         Putnam/    Putnam/JNL    Putnam/JNL
                                        America/JNL   America/         JNL      International   Midcap
                                         High Yield    JNL Money      Equity       Equity       Growth
OPERATIONS                                Bond Fund   Market Fund      Fund         Fund         Fund
                                       ------------ ------------  ------------ ------------  ------------

 Net investment income (loss)            $   6,457    $   1,304    $      79    $     689    $    (98)
 Net realized gain (loss) on:
  Distributions from investment
        companies                                -            -            -            -           -
  Investments                               (4,926)           -      (12,960)      (5,304)     (1,873)
  Foreign currency related items                 -            -            -            3           -
  Futures contracts and options
        written                                  -            -            -            -           -
  Investment securities sold short               -            -            -            -           -
 Net change in unrealized appreciation
  (depreciation) on:
   Investments                              (5,026)           -      (28,469)       1,640      (4,202)
   Foreign currency related items                -            -            -           14           -
   Futures contracts and options
        written                                  -            -            -            -           -
   Investment securities sold short              -            -            -            -           -
                                         ---------    ---------    ---------    ---------    --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                     (3,495)       1,304      (41,350)      (2,958)     (6,173)
                                         ---------    ---------    ---------    ---------    --------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                    -       (1,304)           -            -           -
   From net realized gains on
      investment transactions                    -            -            -            -           -
                                         ---------    ---------    ---------    ---------    --------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS              -       (1,304)           -            -           -
                                         ---------    ---------    ---------    ---------    --------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares         35,917      804,214      107,088      211,056      30,592
   Reinvestment of distributions             1,102            -            -            -
   Cost of shares redeemed                 (33,882)    (811,957)    (141,251)    (211,532)    (28,014)
                                         ---------    ---------    ---------    ---------    --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM SHARE TRANSACTIONS              2,035       (6,641)     (34,163)        (476)      2,578
                                         ---------    ---------    ---------    ---------    --------

NET INCREASE (DECREASE) IN NET
 ASSETS                                     (1,460)      (6,641)     (75,513)      (3,434)     (3,595)

NET ASSETS BEGINNING OF PERIOD             160,781      242,518      282,049      103,972      29,541
                                         ---------    ---------    ---------    ---------    --------

NET ASSETS END OF PERIOD                 $ 159,321    $ 235,877    $ 206,536    $ 100,538    $ 25,946
                                         =========    =========    =========    =========    ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)              $   6,637          $ -    $      79    $     726    $    (98)
                                         =========    =========    =========    =========    ========

(1)SHARE TRANSACTIONS
   Shares sold                               4,296      804,214        6,636       22,455       4,488
   Reinvestment of distributions                 -        1,102            -            -           -
   Shares redeemed                          (4,060)    (811,957)      (8,782)     (22,351)     (4,139)

                                         ---------    ---------    ---------    ---------    --------
   Net increase (decrease)                     236       (6,641)      (2,146)         104         349
--------------------------------------   =========    =========    =========    =========    ========

(a) Period from January 15, 2002 (commencement of operations).


                     See notes to the financial statements.



JNL SERIES TRUST (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2002

                                    Putnam/JNL     S&P/JNL       S&P/JNL      S&P/JNL       S&P/JNL
                                       Value     Aggressive    Aggressive   Aggressive    Conservative
                                      Equity       Growth        Growth       Growth        Growth
OPERATIONS                             Fund         Fund         Fund I       Fund II        Fund
                                    ------------ ------------  ------------ ------------  ------------
 Net investment income (loss)         $   1,613    $    (17)     $    (111)     $    (6)     $     (3)
 Net realized gain (loss) on:
  Distributions from investment
        companies                             -           -              -            -             -
  Investments                           (14,703)     (1,650)        (2,670)        (394)         (336)
  Foreign currency related items              -           -              -            -             -
  Futures contracts and options
        written                               -           -              -            -             -
  Investment securities sold short            -           -              -            -             -
 Net change in unrealized
  appreciation (depreciation) on:
   Investments                          (25,834)       (998)        (8,735)        (352)       (1,139)
   Foreign currency related items             -           -              -            -             -
   Futures contracts and options
        written                               -           -              -            -             -
   Investment securities sold short           -           -              -            -             -
                                      ---------    --------      ---------      -------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                 (38,924)     (2,665)       (11,516)        (752)       (1,478)
                                      ---------    --------      ---------      -------      --------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                 -           -              -            -             -
   From net realized gains on
      investment transactions                 -           -              -            -             -
                                      ---------    --------      ---------      -------      --------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS           -           -              -            -             -
                                      ---------    --------      ---------      -------      --------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares      36,743         731         23,624          524         2,289
   Reinvestment of distributions              -           -              -            -             -
   Cost of shares redeemed              (48,760)     (1,972)       (12,698)        (953)       (1,138)
                                      ---------    --------      ---------      -------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM SHARE TRANSACTIONS         (12,017)     (1,241)        10,926         (429)        1,151
                                      ---------    --------      ---------      -------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS                                 (50,941)     (3,906)          (590)      (1,181)         (327)

NET ASSETS BEGINNING OF PERIOD          347,246      18,387        107,519        5,978        15,495
                                      ---------    --------      ---------      -------      --------

NET ASSETS END OF PERIOD              $ 296,305    $ 14,481      $ 106,929      $ 4,797      $ 15,168
                                      =========    ========      =========      =======      ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)           $   1,642    $     60      $   1,044      $    54      $    218
                                      =========    ========      =========      =======      ========

(1)SHARE TRANSACTIONS
   Shares sold                            2,262         101          2,297           60           271
   Reinvestment of distributions              -           -              -            -             -
   Shares redeemed                       (3,063)       (284)        (1,247)        (111)         (137)
                                      ---------    --------      ---------      -------      --------
   Net increase (decrease)                 (801)       (183)         1,050          (51)          134
-----------------------------------   =========    ========      =========      =======      ========





                                       S&P/JNL      S&P/JNL       S&P/JNL      S&P/JNL       S&P/JNL
                                     Conservative Conservative     Core         Core          Core
                                       Growth       Growth       Index 50     Index 75      Index 100
OPERATIONS                             Fund I       Fund II      Fund (a)     Fund (a)      Fund (a)
                                     ------------ ------------  ------------ ------------  ------------
 Net investment income (loss)         $     (75)     $    (13)     $    (1)     $    (1)     $    (2)
 Net realized gain (loss) on:
  Distributions from investment
        companies                             -             -            -            -            -
  Investments                            (5,226)         (226)           -            1            8
  Foreign currency related items              -             -            -            -            -
  Futures contracts and options
        written                               -             -            -            -            -
  Investment securities sold short            -             -            -            -            -
 Net change in unrealized
  appreciation (depreciation) on:
   Investments                           (6,389)       (1,041)        (162)        (109)        (350)
   Foreign currency related items             -             -            -            -            -
   Futures contracts and options
        written                               -             -            -            -            -
   Investment securities sold short           -             -            -            -            -
                                      ---------      --------      -------      -------      -------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                 (11,690)       (1,280)        (163)        (109)        (344)
                                      ---------      --------      -------      -------      -------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                 -             -            -            -            -
   From net realized gains on
      investment transactions                 -             -            -            -            -
                                      ---------      --------      -------      -------      -------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS           -             -            -            -            -
                                      ---------      --------      -------      -------      -------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares      59,831         3,011        2,502        2,686        9,410
   Reinvestment of distributions              -             -            -            -            -
   Cost of shares redeemed              (26,816)       (1,621)        (612)        (302)      (2,831)
                                      ---------      --------      -------      -------      -------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM SHARE TRANSACTIONS          33,015         1,390        1,890        2,384        6,579
                                      ---------      --------      -------      -------      -------

NET INCREASE (DECREASE) IN NET
 ASSETS                                  21,325           110        1,727        2,275        6,235

NET ASSETS BEGINNING OF PERIOD          187,495        13,202            -            -            -
                                      ---------      --------      -------      -------      -------

NET ASSETS END OF PERIOD              $ 208,820      $ 13,312      $ 1,727      $ 2,275      $ 6,235
                                      =========      ========      =======      =======      =======

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)           $   3,844      $    263      $    (1)     $    (1)     $    (2)
                                      =========      ========      =======      =======      =======

(1)SHARE TRANSACTIONS
   Shares sold                            5,735           337          257          282          959
   Reinvestment of distributions              -             -            -            -            -
   Shares redeemed                       (2,576)         (182)         (63)         (31)        (285)
                                      ---------      --------      -------      -------      -------
   Net increase (decrease)                3,159           155          194          251          674
-----------------------------------   =========      ========      =======      =======      =======

(a) Period from January 15, 2002 (commencement of operations).


                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2002

                                  S&P/JNL Equity S&P/JNL Equity  S&P/JNL      S&P/JNL       S&P/JNL
                                    Aggressive    Aggressive     Equity       Equity       Moderate
                                      Growth       Growth        Growth       Growth        Growth
OPERATIONS                            Fund I       Fund II       Fund I       Fund II        Fund
                                    ------------ ------------  ------------ ------------  ------------
 Net investment income (loss)         $    (40)     $    (2)     $    (142)     $    (8)     $    (34)
 Net realized gain (loss) on:
  Distributions from investment
        companies                            -            -              -            -             -
  Investments                           (1,348)        (117)        (5,630)        (458)       (2,040)
  Foreign currency related items             -            -              -            -             -
  Futures contracts and options
        written                              -            -              -            -             -
  Investment securities sold short           -            -              -            -             -
 Net change in unrealized
  appreciation (depreciation) on:
   Investments                          (4,006)        (281)       (13,547)        (948)       (1,984)
   Foreign currency related items            -            -              -            -             -
   Futures contracts and options
        written                              -            -              -            -             -
   Investment securities sold short          -            -              -            -             -
                                      --------      -------      ---------      -------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                 (5,394)        (400)       (19,319)      (1,414)       (4,058)
                                      --------      -------      ---------      -------      --------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                -            -              -            -             -
   From net realized gains on
      investment transactions                -            -              -            -             -
                                      --------      -------      ---------      -------      --------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          -            -              -            -             -
                                      --------      -------      ---------      -------      --------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares      6,790          131         24,887          749         4,281
   Reinvestment of distributions             -            -              -            -             -
   Cost of shares redeemed              (6,018)        (363)       (23,784)      (1,208)       (3,659)
                                      --------      -------      ---------      -------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM SHARE TRANSACTIONS            772         (232)         1,103         (459)          622
                                      --------      -------      ---------      -------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS                                 (4,622)        (632)       (18,216)      (1,873)       (3,436)

NET ASSETS BEGINNING OF PERIOD          41,038        2,825        145,413        9,472        34,317
                                      --------      -------      ---------      -------      --------

NET ASSETS END OF PERIOD              $ 36,416      $ 2,193      $ 127,197      $ 7,599      $ 30,881
                                      ========      =======      =========      =======      ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)           $    (14)         $ -      $     (12)     $     5      $    330
                                      ========      =======      =========      =======      ========

(1)SHARE TRANSACTIONS
   Shares sold                             733           14          2,641           91           549
   Reinvestment of distributions             -            -              -            -             -
   Shares redeemed                        (653)         (39)        (2,567)        (138)         (483)
                                      --------      -------      ---------      -------      --------
   Net increase (decrease)                  80          (25)            74          (47)           66
                                      ========      =======      =========      =======      ========



                                        S&P/JNL      S&P/JNL     S&P/JNL Very S&P/JNL Very    Salomon
                                       Moderate     Moderate     Aggressive   Aggressive    Brothers/JNL
                                        Growth       Growth        Growth       Growth       Balanced
                                        Fund I       Fund II       Fund I       Fund II        Fund
                                      ------------ ------------  ------------ ------------  ------------

 Net investment income (loss)         $    (214)     $    (19)     $    (57)     $    (3)     $    189
 Net realized gain (loss) on:
  Distributions from investment
        companies                             -             -             -            -             -
  Investments                            (4,870)         (487)       (1,155)        (140)          258
  Foreign currency related items              -             -             -            -             -
  Futures contracts and options
        written                               -             -             -            -             -
  Investment securities sold short            -             -             -            -             -
 Net change in unrealized
  appreciation (depreciation) on:
   Investments                          (18,288)       (1,428)       (6,387)        (302)       (1,234)
   Foreign currency related items             -             -             -            -             -
   Futures contracts and options
        written                               -             -             -            -             -
   Investment securities sold short           -             -             -            -             -
                                      ---------      --------      --------      -------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                 (23,372)       (1,934)       (7,599)        (445)         (787)
                                      ---------      --------      --------      -------      --------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                 -             -             -            -             -
   From net realized gains on
      investment transactions                 -             -             -            -             -
                                      ---------      --------      --------      -------      --------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS           -             -             -            -             -
                                      ---------      --------      --------      -------      --------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares     102,168         3,507         7,941          141         3,725
   Reinvestment of distributions              -             -             -            -             -
   Cost of shares redeemed              (42,577)       (1,965)       (7,344)        (438)       (3,069)
                                      ---------      --------      --------      -------      --------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM SHARE TRANSACTIONS          59,591         1,542           597         (297)          656
                                      ---------      --------      --------      -------      --------

NET INCREASE (DECREASE) IN NET
 ASSETS                                  36,219          (392)       (7,002)        (742)         (131)

NET ASSETS BEGINNING OF PERIOD          298,741        17,900        58,358        3,159        18,097
                                      ---------      --------      --------      -------      --------

NET ASSETS END OF PERIOD              $ 334,960      $ 17,508      $ 51,356      $ 2,417      $ 17,966
                                      =========      ========      ========      =======      ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)           $   4,134      $    239      $    (20)     $    (1)     $    192
                                      =========      ========      ========      =======      ========

(1)SHARE TRANSACTIONS
   Shares sold                            9,635           379           829           15           363
   Reinvestment of distributions              -             -             -            -             -
   Shares redeemed                       (4,025)         (217)         (776)         (49)         (300)
                                      ---------      --------      --------      -------      --------
   Net increase (decrease)                5,610           162            53          (34)           63
                                      =========      ========      ========      =======      ========

                     See notes to the financial statements.



JNL SERIES TRUST (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2002
                                                                  Salomon         T. Rowe
                                      Salomon      Salomon     Brothers/JNL       Price/JNL   T. Rowe Price/  T. Rowe
                                    Brothers/JNL Brothers/JNL  U.S. Government   Established   JNL Mid-Cap    Price/JNL
                                    Global Bond  High Yield     & Quality          Growth        Growth         Value
OPERATIONS                             Fund       Bond Fund     Bond Fund           Fund          Fund          Fund
                                    ------------ ------------  ------------     ------------  ------------  ------------
 Net investment income (loss)           $ 3,650        $ 947       $ 4,859             $ 72      $ (1,275)        $ 747
 Net realized gain (loss) on:
  Distributions from investment
        companies                             -            -             -                -             -             -
  Investments                               180         (676)        1,363          (10,700)       11,828         6,048
  Foreign currency related items             (7)           -             -              (54)            -             1
  Futures contracts and options
        written                               -            -           984                -             -             -
  Investment securities sold short            -            -             -                -             -             -
 Net change in unrealized
  appreciation (depreciation) on:
   Investments                           (1,794)        (579)        1,385          (65,064)      (50,049)      (23,672)
   Foreign currency related items             8            -             -                7             -             1
   Futures contracts and options
        written                              62            -           (47)               -             -             -
   Investment securities sold short           -            -             -                -             -             -
                                    ------------ ------------  ------------     ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                   2,099         (308)        8,544          (75,739)      (39,496)      (16,875)
                                    ------------ ------------  ------------     ------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                 -            -             -                -             -             -
   From net realized gains on
      investment transactions                 -            -             -                -             -             -
                                    ------------ ------------  ------------     ------------  ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS           -            -             -                -             -             -
                                    ------------ ------------  ------------     ------------  ------------  ------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares      25,377        5,307        50,856           59,837       249,404        70,447
   Reinvestment of distributions              -            -             -                -             -             -
   Cost of shares redeemed              (32,791)      (3,726)      (65,529)         (74,533)     (253,139)      (46,346)
                                    ------------ ------------  ------------     ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM SHARE TRANSACTIONS          (7,414)       1,581       (14,673)         (14,696)       (3,735)       24,101
                                    ------------ ------------  ------------     ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
 ASSETS                                  (5,315)       1,273        (6,129)         (90,435)      (43,231)        7,226

NET ASSETS BEGINNING OF PERIOD          123,310       20,220       226,275          474,105       366,028       216,408
                                    ------------ ------------  ------------     ------------  ------------  ------------

NET ASSETS END OF PERIOD              $ 117,995     $ 21,493     $ 220,146        $ 383,670     $ 322,797     $ 223,634
                                    ============ ============  ============     ============  ============  ============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)             $ 3,920        $ 956       $ 5,264            $ 426      $ (1,275)        $ 760
                                    ============ ============  ============     ============  ============  ============

(1)SHARE TRANSACTIONS
   Shares sold                            2,382          702         4,466            3,769        11,111         6,259
   Reinvestment of distributions              -            -             -                -             -             -
   Shares redeemed                       (3,094)        (495)       (5,778)          (4,705)      (11,293)       (4,180)
                                    ------------ ------------  ------------     ------------  ------------  ------------
   Net increase (decrease)                 (712)         207        (1,312)            (936)         (182)        2,079
                                    ============ ============  ============     ============  ============  ============

                     See notes to the financial statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
Year Ended December 31, 2001

                                         AIM/JNL      AIM/JNL       AIM/JNL                   Alliance
                                        Large Cap     Premier      Small Cap    Alger/JNL     Capital/
                                         Growth      Equity II      Growth       Growth      JNL Growth
OPERATIONS                              Fund (a)     Fund (a)      Fund (a)       Fund          Fund
                                       ------------ ------------  ------------ ------------  ------------
   Net investment income (loss)            $    (2)   $     (1)      $    (8)   $    (856)    $      60
   Net realized gain (loss) on:
      Distributions from investment
        companies                                -           -             -            -             -
      Investments                               14           7             1      (66,482)      (29,368)
      Foreign currency related items             -           -             -            -             -
      Futures contracts and options
        written                                  -          39             -            -             -
      Investment securities sold short           -           -             -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
       Investments                             477       1,204           887       14,855         4,377
       Foreign currency related items            -           -             -            -             -
       Futures contracts and options
        written                                  -           3             -            -             -
       Investment securities sold short          -           -             -            -             -
                                           -------    --------       -------    ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             489       1,252           880      (52,483)      (24,931)
                                           -------    --------       -------    ---------     ---------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                    -           -             -            -           (65)
   From net realized gains on
      investment transactions                    -           -             -         (563)           (7)
                                           -------    --------       -------    ---------     ---------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS              -           -             -         (563)          (72)
                                           -------    --------       -------    ---------     ---------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares          5,570      13,187         7,283       90,735       138,906
   Reinvestment of distributions                 -           -             -          563            72
   Cost of shares redeemed                      (1)       (338)         (498)    (156,667)      (66,445)
                                           -------    --------       -------    ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM SHARE TRANSACTIONS                     5,569      12,849         6,785      (65,369)       72,533
                                           -------    --------       -------    ---------     ---------

NET INCREASE (DECREASE) IN NET ASSETS        6,058      14,101         7,665     (118,415)       47,530

NET ASSETS BEGINNING OF PERIOD                   -           -             -      459,577        92,981
                                           -------    --------       -------    ---------     ---------

NET ASSETS END OF PERIOD                   $ 6,058    $ 14,101       $ 7,665    $ 341,162     $ 140,511
                                           =======    ========       =======    =========     =========

UNDISTRIBUTED (ACCUMULATED) NET
   investment income (loss)                    $ -         $ -           $ -          $ -           $ -
                                           =======    ========       =======    =========     =========

(1)SHARE TRANSACTIONS
   Shares sold                                 552       1,308           705        5,242        11,105
   Reinvestment of distributions                 -           -             -           34             6
   Shares redeemed                               -         (32)          (44)      (9,131)       (5,825)
                                           -------    --------       -------    ---------     ---------
   Net increase (decrease)                     552       1,276           661       (3,855)        5,286
----------------------------------------   =======    ========       =======    =========     =========


                                                                     J.P. Morgan/ J.P. Morgan/
                                                        Eagle/JNL       JNL          JNL        Janus/JNL
                                          Eagle/JNL     SmallCap     Enhanced S&P International Aggressive
                                         Core Equity     Equity       500 Stock   & Emerging      Growth
                                            Fund          Fund       Index Fund   Markets Fund     Fund
OPERATIONS                               ------------  ------------  ------------ ------------  ------------

   Net investment income (loss)            $     895    $    (297)   $    114    $     86    $       249
   Net realized gain (loss) on:
      Distributions from investment
        companies                                  -            -           -           -              -
      Investments                            (19,067)      (4,104)     (2,984)     (1,512)      (214,902)
      Foreign currency related items               -            -           -         (34)          (855)
      Futures contracts and options
        written                                   71            -         (51)        (41)             -
      Investment securities sold short             -            -           -           -              -
   Net change in unrealized appreciation
      (depreciation) on:
       Investments                             4,393       14,965         271        (275)          (414)
       Foreign currency related items              -            -           -           4          3,427
       Futures contracts and options
        written                                    -            -           -          13              -
       Investment securities sold short            -            -           -           -              -
                                           ---------    ---------    --------    --------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           (13,708)      10,564      (2,650)     (1,759)      (212,495)
                                           ---------    ---------    --------    --------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                   (869)           -        (115)        (40)          (255)
   From net realized gains on
      investment transactions                   (172)      (1,515)          -         (11)        (1,080)
                                           ---------    ---------    --------    --------    -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (1,041)      (1,515)       (115)        (51)        (1,335)
                                           ---------    ---------    --------    --------    -----------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares           96,188       61,996      24,499      33,221      1,048,042
   Reinvestment of distributions               1,041        1,515         115          51          1,335
   Cost of shares redeemed                   (54,555)     (36,793)    (13,056)    (33,422)    (1,143,573)
                                           ---------    ---------    --------    --------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM SHARE TRANSACTIONS                      42,674       26,718      11,558        (150)       (94,196)
                                           ---------    ---------    --------    --------    -----------

NET INCREASE (DECREASE) IN NET ASSETS         27,925       35,767       8,793      (1,960)      (308,026)

NET ASSETS BEGINNING OF PERIOD               146,888       77,200      22,622       9,264        744,972
                                           ---------    ---------    --------    --------    -----------

NET ASSETS END OF PERIOD                   $ 174,813    $ 112,967    $ 31,415    $  7,304    $   436,946
                                           =========    =========    ========    ========    ===========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                $      53          $ -    $     15    $      8    $      (193)
                                           =========    =========    ========    ========    ===========

(1)SHARE TRANSACTIONS
   Shares sold                                 6,603        4,274       2,902       4,011         48,715
   Reinvestment of distributions                  71           98          14           7             72
   Shares redeemed                            (3,705)      (2,543)     (1,511)     (4,022)       (53,182)
                                           ---------    ---------    --------    --------    -----------
   Net increase (decrease)                     2,969        1,829       1,405          (4)        (4,395)
----------------------------------------   =========    =========    ========    ========    ===========

(a) Period from October 29, 2001 (commencement of operations).


                     See notes to the financial statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
Year Ended December 31, 2001


                                                         Janus/JNL    Janus/JNL     Janus/JNL   Lazard/JNL
                                           Janus/JNL      Capital      Global       Growth &      Mid Cap
                                           Balanced       Growth      Equities       Income        Value
OPERATIONS                                   Fund          Fund          Fund         Fund         Fund
                                          ------------  ------------ ------------  ------------ ------------
   Net investment income (loss)              $  1,601    $  (2,051)   $     2,053    $    148    $    118
   Net realized gain (loss) on:
      Distributions from investment
        companies                                   -            -              -           -           -
      Investments                              (4,553)    (239,558)       (86,372)     (4,209)      2,032
      Foreign currency related items                -            -          8,258           -           -
      Futures contracts and options
        written                                     -            -              -           -           -
      Investment securities sold short              -            -              -           -           -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                               105       45,786        (64,728)      1,058         539
        Foreign currency related items              -            -           (224)          -           -
        Futures contracts and options
          written                                   -            -              -           -           -
        Investment securities sold short            -            -              -           -           -
                                             --------    ---------    -----------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             (2,847)    (195,823)      (141,013)     (3,003)      2,689
                                             --------    ---------    -----------    --------    --------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                  (1,599)           -         (6,992)       (154)       (119)
   From net realized gains on
      investment transactions                       -       (4,754)          (633)          -      (2,580)
                                             --------    ---------    -----------    --------    --------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (1,599)      (4,754)        (7,625)       (154)     (2,699)
                                             --------    ---------    -----------    --------    --------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares            56,423       93,737      1,153,292      11,893      19,628
   Reinvestment of distributions                1,599        4,754          7,625         154       2,699
   Cost of shares redeemed                    (25,589)    (134,018)    (1,287,670)    (11,756)    (10,909)
                                             --------    ---------    -----------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                          32,433      (35,527)      (126,753)        291      11,418
                                             --------    ---------    -----------    --------    --------

NET INCREASE (DECREASE) IN NET ASSETS          27,987     (236,104)      (275,391)     (2,866)     11,408

NET ASSETS BEGINNING OF PERIOD                 44,294      496,830        665,187      23,212      15,478
                                             --------    ---------    -----------    --------    --------

NET ASSETS END OF PERIOD                     $ 72,281    $ 260,726    $   389,796    $ 20,346    $ 26,886
                                             ========    =========    ===========    ========    ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                  $     18          $ -    $       691         $ -    $      1
                                             ========    =========    ===========    ========    ========

(1)SHARE TRANSACTIONS
   Shares sold                                  6,029        5,385         51,956       1,543       1,621
   Reinvestment of distributions                  177          343            393          21         225
   Shares redeemed                             (2,787)      (7,977)       (57,957)     (1,505)       (917)
                                             --------    ---------    -----------    --------    --------
   Net increase (decrease)                      3,419       (2,249)        (5,608)         59         929
------------------------------------------   ========    =========    ===========    ========    ========



                                            Lazard/JNL                                 PIMCO/JNL       PPM
                                             Small Cap   Oppenheimer/   Oppenheimer/  Total Return America/JNL
                                               Value      JNL Global     JNL Growth       Bond       Balanced
OPERATIONS                                     Fund      Growth Fund(a)   Fund (a)        Fund         Fund
                                            ------------ -------------- ------------  ------------ ------------

   Net investment income (loss)                $     60      $     208      $     12      $  1,396    $   6,033
   Net realized gain (loss) on:
      Distributions from investment
        companies                                     -              -             -             -            -
      Investments                                 2,289         (4,181)         (900)          663        1,665
      Foreign currency related items                  -           (307)            -            29            -
      Futures contracts and options
        written                                       -              -             -           432            -
      Investment securities sold short                -              -             -           (96)           -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                               2,005         (1,154)          311          (312)       9,756
        Foreign currency related items                -              4             -             5            -
        Futures contracts and options
          written                                     -              -             -           176            -
        Investment securities sold short              -              -             -            63            -
                                               --------      ---------      --------      --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                4,354         (5,430)         (577)        2,356       17,454
                                               --------      ---------      --------      --------    ---------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                       (57)             -           (12)       (1,333)      (6,423)
   From net realized gains on
      investment transactions                    (1,875)             -             -        (1,613)      (1,117)
                                               --------      ---------      --------      --------    ---------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (1,932)             -           (12)       (2,946)      (7,540)
                                               --------      ---------      --------      --------    ---------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares              29,891        172,127        18,188        52,921       80,806
   Reinvestment of distributions                  1,932              -            12         2,946        7,540
   Cost of shares redeemed                      (13,695)      (106,856)       (4,054)      (22,141)     (41,334)
                                               --------      ---------      --------      --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                            18,128         65,271        14,146        33,726       47,012
                                               --------      ---------      --------      --------    ---------

NET INCREASE (DECREASE) IN NET ASSETS            20,550         59,841        13,557        33,136       56,926

NET ASSETS BEGINNING OF PERIOD                   14,614              -             -        21,715      155,270
                                               --------      ---------      --------      --------    ---------

NET ASSETS END OF PERIOD                       $ 35,164      $  59,841      $ 13,557      $ 54,851    $ 212,196
                                               ========      =========      ========      ========    =========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                    $      6      $     (10)          $ -      $     55    $      27
                                               ========      =========      ========      ========    =========

(1)SHARE TRANSACTIONS
   Shares sold                                    2,782         18,321         1,896         4,765        5,756
   Reinvestment of distributions                    168              -             1           277          540
   Shares redeemed                               (1,287)       (11,867)         (456)       (2,008)      (2,964)
                                               --------      ---------      --------      --------    ---------
   Net increase (decrease)                        1,663          6,454         1,441         3,034        3,332
------------------------------------------     ========      =========      ========      ========    =========


(a) Period from May 1, 2001 (commencement of operations).


                     See notes to the financial statements.



JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
Year Ended December 31, 2001

                                                 PPM           PPM        Putnam/     Putnam/JNL   Putnam/JNL
                                             America/JNL    America/        JNL       International  Midcap
                                             High Yield     JNL Money     Equity        Equity       Growth
OPERATIONS                                    Bond Fund    Market Fund     Fund          Fund         Fund
                                             ------------  ------------ ------------  ------------ ------------
   Net investment income (loss)                $  13,967    $     7,436    $    (230)   $     870    $   (189)
   Net realized gain (loss) on:
      Distributions from investment companies          -              -            -            -           -
      Investments                                (21,850)             -      (85,151)     (18,158)    (18,035)
      Foreign currency related items                   -              -            -          (29)          -
      Futures contracts and options written            -              -            -            -           -
      Investment securities sold short                 -              -            -            -           -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                               15,909              -      (25,473)      (7,901)        943
        Foreign currency related items                 -              -            -            1           -
        Futures contracts and options written          -              -            -            -           -
        Investment securities sold short               -              -            -            -           -
                                               ---------    -----------    ---------    ---------    --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 8,026          7,436     (110,854)     (25,217)    (17,281)
                                               ---------    -----------    ---------    ---------    --------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                    (14,053)        (7,436)           -         (790)          -
   From net realized gains on
      investment transactions                          -              -            -         (176)          -
                                               ---------    -----------    ---------    ---------    --------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (14,053)        (7,436)           -         (966)          -
                                               ---------    -----------    ---------    ---------    --------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares               69,515      1,925,186      171,766      372,567      85,637
   Reinvestment of distributions                  14,053          7,436            -          966           -
   Cost of shares redeemed                       (61,276)    (1,875,116)    (276,162)    (370,194)    (84,937)
                                               ---------    -----------    ---------    ---------    --------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                             22,292         57,506     (104,396)       3,339         700
                                               ---------    -----------    ---------    ---------    --------

NET INCREASE (DECREASE) IN NET ASSETS             16,265         57,506     (215,250)     (22,844)    (16,581)

NET ASSETS BEGINNING OF PERIOD                   144,516        185,012      497,299      126,816      46,122
                                               ---------    -----------    ---------    ---------    --------

NET ASSETS END OF PERIOD                       $ 160,781    $   242,518    $ 282,049    $ 103,972    $ 29,541
                                               =========    ===========    =========    =========    ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                    $     180            $ -          $ -    $      37         $ -
                                               =========    ===========    =========    =========    ========

(1)SHARE TRANSACTIONS
   Shares sold                                     7,711      1,925,186        9,232       36,043      10,777
   Reinvestment of distributions                   1,699          7,436            -          101           -
   Shares redeemed                                (6,825)    (1,875,116)     (14,525)     (35,750)    (11,350)
                                               ---------    -----------    ---------    ---------    --------
   Net increase (decrease)                         2,585         57,506       (5,293)         394        (573)
                                               =========    ===========    =========    =========    ========



                                             Putnam/JNL     S&P/JNL       S&P/JNL      S&P/JNL       S&P/JNL
                                                Value     Aggressive    Aggressive   Aggressive    Conservative
                                               Equity       Growth        Growth       Growth        Growth
OPERATIONS                                      Fund         Fund         Fund I       Fund II        Fund
                                             ------------ ------------  ------------ ------------  ------------

   Net investment income (loss)                 $   3,269    $     77    $   1,155      $    60      $    221
   Net realized gain (loss) on:
      Distributions from investment companies           -          89          476           45            72
      Investments                                   5,491      (3,465)     (18,000)        (724)         (719)
      Foreign currency related items                   (2)          -            -            -             -
      Futures contracts and options written             -           -            -            -             -
      Investment securities sold short                  -           -            -            -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                               (35,571)         96        5,297         (211)         (285)
        Foreign currency related items                  -           -            -            -             -
        Futures contracts and options written           -           -            -            -             -
        Investment securities sold short                -           -            -            -             -
                                                ---------    --------    ---------      -------      --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (26,813)     (3,203)     (11,072)        (830)         (711)
                                                ---------    --------    ---------      -------      --------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                      (3,266)       (370)      (3,307)        (149)         (292)
   From net realized gains on
      investment transactions                           -        (800)      (6,498)        (408)         (161)
                                                ---------    --------    ---------      -------      --------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (3,266)     (1,170)      (9,805)        (557)         (453)
                                                ---------    --------    ---------      -------      --------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares               105,100       7,827       45,695        2,255        10,249
   Reinvestment of distributions                    3,266       1,170        9,805          557           453
   Cost of shares redeemed                       (153,791)     (5,134)     (22,179)      (1,704)       (2,780)
                                                ---------    --------    ---------      -------      --------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                             (45,425)      3,863       33,321        1,108         7,922
                                                ---------    --------    ---------      -------      --------

NET INCREASE (DECREASE) IN NET ASSETS             (75,504)       (510)      12,444         (279)        6,758

NET ASSETS BEGINNING OF PERIOD                    422,750      18,897       95,075        6,257         8,737
                                                ---------    --------    ---------      -------      --------

NET ASSETS END OF PERIOD                        $ 347,246    $ 18,387    $ 107,519      $ 5,978      $ 15,495
                                                =========    ========    =========      =======      ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                     $      29    $     77    $   1,155      $    60      $    221
                                                =========    ========    =========      =======      ========

(1)SHARE TRANSACTIONS
   Shares sold                                      6,119         941        3,895          219         1,136
   Reinvestment of distributions                      197         156          936           62            52
   Shares redeemed                                 (9,046)       (627)      (1,940)        (167)         (312)
                                                ---------    --------    ---------      -------      --------
   Net increase (decrease)                         (2,730)        470        2,891          114           876
                                                =========    ========    =========      =======      ========


                     See notes to the financial statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
Year Ended December 31, 2001

                                                 S&P/JNL       S&P/JNL    S&P/JNL Equity  S&P/JNL Equity   S&P/JNL
                                               Conservative  Conservative  Aggressive      Aggressive      Equity
                                                 Growth        Growth        Growth          Growth        Growth
OPERATIONS                                       Fund I        Fund II       Fund I         Fund II        Fund I
                                               ------------  ------------ --------------  -------------  ------------
   Net investment income (loss)                 $   3,919    $    276        $     26        $     2      $     130
   Net realized gain (loss) on:
      Distributions from investment companies         462          50             225             33            832
      Investments                                 (10,828)     (1,224)        (12,043)          (528)       (35,488)
      Foreign currency related items                    -           -               -              -              -
      Futures contracts and options written             -           -               -              -              -
      Investment securities sold short                  -           -               -              -              -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                  (872)        101           5,253             17         11,954
        Foreign currency related items                  -           -               -              -              -
        Futures contracts and options written           -           -               -              -              -
        Investment securities sold short                -           -               -              -              -
                                                ---------    --------        --------        -------      ---------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 (7,319)       (797)         (6,539)          (476)       (22,572)
                                                ---------    --------        --------        -------      ---------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                      (5,714)       (218)         (1,188)           (74)        (3,439)
   From net realized gains on
      investment transactions                      (6,299)          -          (3,727)          (186)       (10,835)
                                                ---------    --------        --------        -------      ---------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (12,013)       (218)         (4,915)          (260)       (14,274)
                                                ---------    --------        --------        -------      ---------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                87,577       9,716          16,283            555         66,390
   Reinvestment of distributions                   12,013         218           4,915            260         14,274
   Cost of shares redeemed                        (32,464)     (5,584)         (9,177)          (729)       (33,928)
                                                ---------    --------        --------        -------      ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                              67,126       4,350          12,021             86         46,736
                                                ---------    --------        --------        -------      ---------

NET INCREASE (DECREASE) IN NET ASSETS              47,794       3,335             567           (650)         9,890

NET ASSETS BEGINNING OF PERIOD                    139,701       9,867          40,471          3,475        135,523
                                                ---------    --------        --------        -------      ---------

NET ASSETS END OF PERIOD                        $ 187,495    $ 13,202        $ 41,038        $ 2,825      $ 145,413
                                                =========    ========        ========        =======      =========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                     $   3,919    $    276        $     26        $     2      $     130
                                                =========    ========        ========        =======      =========

(1)SHARE TRANSACTIONS
   Shares sold                                      7,747       1,030           1,405             49          5,884
   Reinvestment of distributions                    1,141          24             512             26          1,464
   Shares redeemed                                 (2,903)       (601)           (846)           (67)        (3,175)
                                                ---------    --------        --------        -------      ---------
   Net increase (decrease)                          5,985         453           1,071              8          4,173
                                                =========    ========        ========        =======      =========




                                                 S&P/JNL       S&P/JNL      S&P/JNL       S&P/JNL     S&P/JNL Very
                                                 Equity       Moderate     Moderate      Moderate     Aggressive
                                                 Growth        Growth       Growth        Growth        Growth
 OPERATIONS                                      Fund II        Fund        Fund I        Fund II       Fund I
                                               ------------  ------------ ------------  ------------  ------------

   Net investment income (loss)                 $     13        $    365    $   4,348      $    258      $     37
   Net realized gain (loss) on:
      Distributions from investment companies         97             186        1,401           148           261
      Investments                                 (1,828)         (2,895)     (31,766)       (1,907)      (20,617)
      Foreign currency related items                   -               -            -             -             -
      Futures contracts and options written            -               -            -             -             -
      Investment securities sold short                 -               -            -             -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                   44            (173)       6,960          (416)       11,830
        Foreign currency related items                 -               -            -             -             -
        Futures contracts and options written          -               -            -             -             -
        Investment securities sold short               -               -            -             -             -
                                                --------        --------    ---------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (1,674)         (2,517)     (19,057)       (1,917)       (8,489)
                                                --------        --------    ---------      --------      --------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                       (221)           (649)      (8,336)         (499)       (1,468)
   From net realized gains on
      investment transactions                       (578)           (597)     (11,469)         (768)       (5,553)
                                                --------        --------    ---------      --------      --------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (799)         (1,246)     (19,805)       (1,267)       (7,021)
                                                --------        --------    ---------      --------      --------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                3,601          20,725      142,123         8,870        20,945
   Reinvestment of distributions                     799           1,246       19,805         1,267         7,021
   Cost of shares redeemed                        (3,698)         (5,380)     (46,377)       (6,937)      (11,939)
                                                --------        --------    ---------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                702          16,591      115,551         3,200        16,027
                                                --------        --------    ---------      --------      --------

NET INCREASE (DECREASE) IN NET ASSETS             (1,771)         12,828       76,689            16           517

NET ASSETS BEGINNING OF PERIOD                    11,243          21,489      222,052        17,884        57,841
                                                --------        --------    ---------      --------      --------

NET ASSETS END OF PERIOD                        $  9,472        $ 34,317    $ 298,741      $ 17,900      $ 58,358
                                                ========        ========    =========      ========      ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                     $     13        $    364    $   4,348      $    258      $     37
                                                ========        ========    =========      ========      ========

(1)SHARE TRANSACTIONS
   Shares sold                                       339           2,428       12,248           853         1,797
   Reinvestment of distributions                      85             155        1,851           134           705
   Shares redeemed                                  (355)           (649)      (4,127)         (684)       (1,047)
                                                --------        --------    ---------      --------      --------
   Net increase (decrease)                            69           1,934        9,972           303         1,455
                                                ========        ========    =========      ========      ========



                     See notes to the financial statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
Year Ended December 31, 2001
                                                                                                         Salomon
                                                S&P/JNL Very    Salomon      Salomon       Salomon     Brothers/JNL
                                                Aggressive    Brothers/JNL Brothers/JNL  Brothers/JNL U.S. Government
                                                  Growth       Balanced    Global Bond   High Yield      & Quality
OPERATIONS                                        Fund II        Fund         Fund        Bond Fund     Bond Fund
                                                ------------  ------------ ------------  ------------ ---------------
   Net investment income (loss)                     $     2      $    365    $   7,628      $  1,625      $   9,721
   Net realized gain (loss) on:
      Distributions from investment companies            47             -            -             -              -
      Investments                                      (776)         (139)         (76)         (826)         2,692
      Foreign currency related items                      -             -         (150)            -           (326)
      Futures contracts and options written               -             -           14             -              -
      Investment securities sold short                    -             -            -             -              -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                     169          (279)          45            64           (977)
        Foreign currency related items                    -             -          184             -              -
        Futures contracts and options written             -             -          (62)            -            456
        Investment securities sold short                  -             -            -             -              -
                                                    -------      --------    ---------      --------      ---------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (558)          (53)       7,583           863         11,566
                                                    -------      --------    ---------      --------      ---------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                          (104)         (323)      (7,273)       (1,633)        (9,540)
   From net realized gains on
      investment transactions                          (319)          (63)           -             -           (973)
                                                    -------      --------    ---------      --------      ---------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (423)         (386)      (7,273)       (1,633)       (10,513)
                                                    -------      --------    ---------      --------      ---------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                     516        11,475       52,124        11,142        144,934
   Reinvestment of distributions                        423           386        7,273         1,633         10,513
   Cost of shares redeemed                           (1,194)       (5,922)     (53,051)       (8,222)       (68,347)
                                                    -------      --------    ---------      --------      ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                  (255)        5,939        6,346         4,553         87,100
                                                    -------      --------    ---------      --------      ---------

NET INCREASE (DECREASE) IN NET ASSETS                (1,236)        5,500        6,656         3,783         88,153

NET ASSETS BEGINNING OF PERIOD                        4,395        12,597      116,654        16,437        138,122
                                                    -------      --------    ---------      --------      ---------

NET ASSETS END OF PERIOD                            $ 3,159      $ 18,097    $ 123,310      $ 20,220      $ 226,275
                                                    =======      ========    =========      ========      =========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                         $     2      $      3    $     270      $      9      $     405
                                                    =======      ========    =========      ========      =========

(1)SHARE TRANSACTIONS
   Shares sold                                           46         1,101        4,845         1,389         12,648
   Reinvestment of distributions                         45            37          702           220            946
   Shares redeemed                                     (111)         (571)      (4,952)       (1,028)        (5,950)
                                                    -------      --------    ---------      --------      ---------
   Net increase (decrease)                              (20)          567          595           581          7,644
                                                    =======      ========    =========      ========      =========


                                               T. Rowe Price/ T. Rowe Price/  T. Rowe
                                               JNL Established JNL Mid-Cap    Price/JNL
                                                  Growth         Growth        Value
OPERATIONS                                         Fund           Fund          Fund
                                               -------------  -------------  -----------

   Net investment income (loss)                   $     542      $  (2,014)   $   1,520
   Net realized gain (loss) on:
      Distributions from investment companies             -              -            -
      Investments                                   (50,255)        (7,461)        (278)
      Foreign currency related items                   (176)             -           (1)
      Futures contracts and options written               -              -            -
      Investment securities sold short                    -              -            -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                  (6,910)           139       (2,163)
        Foreign currency related items                  (10)             -            -
        Futures contracts and options written             -              -            -
        Investment securities sold short                  -              -            -
                                                  ---------      ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (56,809)        (9,336)        (922)
                                                  ---------      ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                             -              -       (1,504)
   From net realized gains on
      investment transactions                        (1,191)             -         (734)
                                                  ---------      ---------    ---------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (1,191)             -       (2,238)
                                                  ---------      ---------    ---------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                 244,680        396,388      236,943
   Reinvestment of distributions                      1,191              -        2,238
   Cost of shares redeemed                         (125,621)      (440,820)     (46,059)
                                                  ---------      ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                               120,250        (44,432)     193,122
                                                  ---------      ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS                62,250        (53,768)     189,962

NET ASSETS BEGINNING OF PERIOD                      411,855        419,796       26,446
                                                  ---------      ---------    ---------

NET ASSETS END OF PERIOD                          $ 474,105      $ 366,028    $ 216,408
                                                  =========      =========    =========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                       $     354            $ -    $      13
                                                  =========      =========    =========

(1)SHARE TRANSACTIONS
   Shares sold                                       13,857         17,839       21,186
   Reinvestment of distributions                         71              -          201
   Shares redeemed                                   (7,655)       (19,891)      (4,289)
                                                  ---------      ---------    ---------
   Net increase (decrease)                            6,273         (2,052)      17,098
                                                  =========      =========    =========

                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
FINANCIAL HIGHLIGHTS


                                   Increase (Decrease) from                            Distributions from
               Net Asset             Investment Operations                                Net Realized
                 Value        Net        Net Realized    Total from    Distributions from  Gains on                Net Asset
               Beginning   Investment    & Unrealized    Investment    Net Investment     Investment    Return of  Value, End
Period Ended   of Period  Income (Loss)  Gains (Losses)  Operations        Income        Transactions    Capital   of Period
-----------------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Fund
  06/30/02      $    10.97  $ (0.02)        $ (1.72)      $ (1.74)           $ -             $ -           $ -     $ 9.23
10/29(a)-12/31/01    10.00        -            0.97          0.97              -               -             -      10.97
-----------------------------------------------------------------------------------------------------------------------------
AIM/JNL Premier Equity II Fund
  06/30/02           11.05   (0.02)           (1.91)       (1.93)              -               -             -       9.12
10/29(a)-12/31/01    10.00       -             1.05         1.05               -               -             -      11.05
-----------------------------------------------------------------------------------------------------------------------------
AIM/JNL Small Cap Growth Fund
  06/30/02           11.60  (0.04)            (1.84)       (1.88)              -               -             -       9.72
10/29(a)-12/31/01    10.00  (0.01)             1.61         1.60               -               -             -      11.60
-----------------------------------------------------------------------------------------------------------------------------
Alger/JNL Growth Fund
  06/30/02           16.33  (0.03)            (3.01)       (3.04)              -               -             -      13.29
  12/31/01           18.58  (0.04)            (2.18)       (2.22)              -           (0.03)            -      16.33
  12/31/00           22.91  (0.01)            (3.08)       (3.09)              -           (1.24)            -      18.58
  12/31/99           18.95  (0.03)             6.42         6.39               -           (2.43)            -      22.91
  12/31/98           13.56      -              6.20         6.20               -           (0.81)            -      18.95
  12/31/97           11.16  (0.01)             2.93         2.92               -           (0.52)            -      13.56
-----------------------------------------------------------------------------------------------------------------------------
Alliance Capital/JNL Growth Fund
  06/30/02           11.57  (0.01)            (2.43)       (2.44)              -               -             -       9.13
  12/31/01           13.55      -             (1.97)       (1.97)          (0.01)              -             -      11.57
  12/31/00           16.64      -             (2.93)       (2.93)              -           (0.16)            -      13.55
  12/31/99           13.28  (0.01)             3.76         3.75               -           (0.39)            -      16.64
03/02(a)-12/31/98    10.00  (0.01)             3.29         3.28               -               -             -      13.28
-----------------------------------------------------------------------------------------------------------------------------
Eagle/JNL Core Equity Fund
  06/30/02           14.53   0.04             (1.54)       (1.50)              -               -             -      13.03
  12/31/01           16.21   0.07             (1.67)       (1.60)          (0.07)          (0.01)            -      14.53
  12/31/00           18.47   0.08             (0.08)           -           (0.09)          (2.17)            -      16.21
  12/31/99           15.91   0.11              3.63         3.74           (0.11)          (1.07)            -      18.47
  12/31/98           13.75   0.10              2.17         2.27           (0.09)          (0.02)            -      15.91
  12/31/97           10.62   0.08              3.35         3.43           (0.08)          (0.22)            -      13.75
-----------------------------------------------------------------------------------------------------------------------------
Eagle/JNL SmallCap Equity Fund
  06/30/02           15.55  (0.03)            (1.37)       (1.40)              -               -             -      14.15
  12/31/01           14.20  (0.41)             1.97         1.56               -           (0.21)            -      15.55
  12/31/00           16.97  (0.04)            (2.23)       (2.27)              -           (0.50)            -      14.20
  12/31/99           14.82  (0.04)             2.88         2.84               -           (0.69)            -      16.97
  12/31/98           14.73  (0.06)             0.23         0.17               -           (0.08)            -      14.82
  12/31/97           11.54  (0.07)             3.26         3.19               -               -             -      14.73
-----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund
  06/30/02            8.21   0.02             (1.31)       (1.29)              -               -             -       6.92
  12/31/01            9.34   0.03             (1.13)       (1.10)          (0.03)              -             -       8.21
  12/31/00           10.58   0.04             (1.24)       (1.20)          (0.03)          (0.01)            -       9.34
05/16(a)-12/31/99    10.00   0.03              0.65         0.68           (0.03)          (0.07)            -      10.58
-----------------------------------------------------------------------------------------------------------------------------


                                                                                      Assuming No Expense Reimburse-
                                                                                       ment or Fees Paid Indirectly
                                                                        Ratio of Net                 Ratio of Net
                               Supplemental Data           Ratio of     Investment     Ratio of       Investment
                                  Net Assets,              Expenses to  Income (Loss) Expenses to    Income (Loss)
                         Total   End of Period  Portfolio  Average Net   to Average    Average Net     to Average
                        Return(b)(in thousands) Turnover   Assets (c)    Net Assets(c) Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Fund
  06/30/02            (15.86)%      $ 8,509       52.19%         1.10 %       (0.48)%      1.15 %           (0.53)%
10/29(a)-12/31/01       9.70          6,051        4.93          1.10         (0.26)       1.32             (0.48)
----------------------------------------------------------------------------------------------------------------------
AIM/JNL Premier Equity II Fund
  06/30/02           (17.47)        15,334        1.45          1.05         (0.41)       1.09             (0.45)
10/29(a)-12/31/01     10.50         14,101        5.81          1.05         (0.04)       1.26             (0.25)
----------------------------------------------------------------------------------------------------------------------
AIM/JNL Small Cap Growth Fund
  06/30/02           (16.21)        15,050        9.07          1.15         (0.83)       1.17             (0.85)
10/29(a)-12/31/01     16.00          7,665        3.86          1.15         (0.74)       1.24             (0.83)
----------------------------------------------------------------------------------------------------------------------
Alger/JNL Growth Fund
  06/30/02          (18.62)        248,653     101.40          1.08         (0.33)       n/a                n/a
  12/31/01          (11.97)        341,162      86.80          1.07         (0.23)       n/a                n/a
  12/31/00          (13.44)        459,577      88.34          1.07         (0.03)       n/a                n/a
  12/31/99           33.80         400,639     122.58          1.07         (0.22)       n/a                n/a
  12/31/98           45.66         164,948     121.39          1.06         (0.02)       1.06             (0.02)
  12/31/97           26.20          85,877     125.44          1.10         (0.07)       1.10             (0.07)
----------------------------------------------------------------------------------------------------------------------
Alliance Capital/JNL Growth Fund
  06/30/02          (21.09)        104,903      30.16          0.88         (0.16)       0.89             (0.17)
  12/31/01          (14.57)        140,511      65.21          0.87          0.05        0.90              0.02
  12/31/00          (17.59)         92,981      47.01          0.87          0.01        n/a                n/a
  12/31/99           28.23          18,256      51.15          0.88         (0.07)       n/a                n/a
03/02(a)-12/31/98    32.80           4,573     136.69          0.93         (0.08)       2.13             (1.28)
----------------------------------------------------------------------------------------------------------------------
Eagle/JNL Core Equity Fund
  06/30/02          (10.32)        163,745      44.61          0.97          0.58        1.00              0.55
  12/31/01           (9.83)        174,813     102.56          0.97          0.58        0.99              0.56
  12/31/00            0.28         146,888     192.40          0.97          0.57        n/a                n/a
  12/31/99           23.55          95,329     124.71          0.99          0.97        n/a                n/a
  12/31/98           16.54          37,169      67.04          1.05          1.07        1.17              0.95
  12/31/97           32.35          11,896      51.48          1.05          1.00        1.54              0.51
----------------------------------------------------------------------------------------------------------------------
Eagle/JNL SmallCap Equity Fund
  06/30/02           (9.00)        116,636      29.43          1.05         (0.39)       1.08             (0.42)
  12/31/01           11.00         112,967      65.36          1.05         (0.31)       1.07              0.33
  12/31/00          (13.25)         77,200      89.43          1.05         (0.30)       n/a                n/a
  12/31/99           19.27          61,504      61.69          1.05         (0.35)       n/a                n/a
  12/31/98            1.18          34,953      51.90          1.10         (0.42)       1.17             (0.49)
  12/31/97           27.64          13,493      60.78          1.10         (0.54)       1.51             (0.95)
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund
  06/30/02          (15.71)          31,373     33.25          0.89          0.49        n/a                n/a
  12/31/01          (11.78)          31,415     55.97          0.90          0.44        n/a                n/a
  12/31/00          (11.38)          22,622     57.14          0.90          0.56        n/a                n/a
05/16(a)-12/31/99     6.85            5,341     34.39          0.90          0.56        n/a                n/a
----------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.
(b)  Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.

                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
FINANCIAL HIGHLIGHTS


                                   Increase (Decrease) from                            Distributions from
               Net Asset             Investment Operations                                Net Realized
                 Value        Net        Net Realized    Total from    Distributions from  Gains on                Net Asset
               Beginning   Investment    & Unrealized    Investment    Net Investment     Investment    Return of  Value, End
Period Ended   of Period  Income (Loss)  Gains (Losses)  Operations        Income        Transactions    Capital   of Period
-----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan/JNL International & Emerging Markets Fund
  06/30/02      $   7.75    $ 0.06         $ (0.58)    $ (0.52)              $   -            $ -        $ -          $ 7.23
  12/31/01          9.79      0.09           (2.08)      (1.99)              (0.04)         (0.01)         -            7.75
  12/31/00         13.15      0.04           (2.10)      (2.06)              (0.06)         (1.24)         -            9.79
  12/31/99          9.82      0.06            3.67        3.73               (0.21)         (0.19)         -           13.15
03/02(a)-12/31/98  10.00      0.08           (0.20)      (0.12)              (0.06)             -          -            9.82
-----------------------------------------------------------------------------------------------------------------------------
Janus/JNL Aggressive Growth Fund
  06/30/02         18.55     (0.01)          (4.27)      (4.28)                  -              -          -           14.27
  12/31/01         26.65         -           (8.04)      (8.04)              (0.01)         (0.05)         -           18.55
  12/31/00         39.97      0.16           (8.45)      (8.29)              (0.51)         (4.52)         -           26.65
  12/31/99         22.09     (0.06)          20.87       20.81                   -          (2.93)         -           39.97
  12/31/98         14.53     (0.06)           8.45        8.39               (0.05)         (0.78)         -           22.09
  12/31/97         13.38      0.04            1.65        1.69                   -          (0.54)         -           14.53
-----------------------------------------------------------------------------------------------------------------------------
Janus/JNL Balanced Fund
  06/30/02          9.05      0.09          (0.37)      (0.28)                  -               -          -            8.77
  12/31/01          9.69      0.21          (0.65)      (0.44)              (0.20)              -          -            9.05
05/01(a)-12/31/00  10.00      0.11          (0.31)      (0.20)              (0.11)              -          -            9.69
-----------------------------------------------------------------------------------------------------------------------------
Janus/JNL Capital Growth Fund
  06/30/02         13.83     (0.16)         (2.60)      (2.76)                   -              -          -           11.07
  12/31/01         23.55     (0.11)         (9.35)      (9.46)                   -          (0.26)         -           13.83
  12/31/00         43.62     (0.20)        (14.90)     (15.10)                   -          (4.97)         -           23.55
  12/31/99         20.73     (0.13)         25.85       25.72                    -          (2.83)         -           43.62
  12/31/98         16.50     (0.12)          5.92        5.80                    -          (1.57)         -           20.73
  12/31/97         14.46     (0.06)          2.23        2.17                (0.02)         (0.04)     (0.07)          16.50
-----------------------------------------------------------------------------------------------------------------------------
Janus/JNL Global Equities Fund
  06/30/02         19.48      0.06          (2.71)      (2.65)                   -              -          -           16.83
  12/31/01         25.97      0.08          (6.19)      (6.11)               (0.35)         (0.03)         -           19.48
  12/31/00         35.69      0.07          (6.55)      (6.48)               (0.59)         (2.65)         -           25.97
  12/31/99         22.11         -          14.27       14.27                    -          (0.69)         -           35.69
  12/31/98         17.48      0.04           4.66        4.70                (0.07)             -          -           22.11
  12/31/97         15.20      0.07           2.84        2.91                    -          (0.63)         -           17.48
-----------------------------------------------------------------------------------------------------------------------------
Janus/JNL Growth & Income Fund
  06/30/02          7.27      0.01          (0.78)      (0.77)                   -              -          -            6.50
  12/31/01          8.47      0.05          (1.19)      (1.14)               (0.06)             -          -            7.27
  12/31/00          9.36      0.09          (0.89)      (0.80)               (0.09)             -          -            8.47
  12/31/99          9.00      0.09           0.36        0.45                (0.09)             -          -            9.36
03/02(a)-12/31/98  10.00      0.07          (1.00)      (0.93)               (0.07)             -          -            9.00
-----------------------------------------------------------------------------------------------------------------------------
Lazard/JNL Mid Cap Value Fund
  06/30/02          11.97     0.02          (0.49)      (0.47)                   -              -          -           11.50
  12/31/01          11.75     0.06           1.50        1.56                (0.06)         (1.28)         -           11.97
  12/31/00           9.63     0.03           2.40        2.43                (0.03)         (0.28)         -           11.75
  12/31/99           9.21     0.02           0.42        0.44                (0.02)             -          -            9.63
03/02(a)-12/31/98   10.00     0.03          (0.79)      (0.76)               (0.03)             -          -            9.21
-----------------------------------------------------------------------------------------------------------------------------



                                                                                      Assuming No Expense Reimburse-
                                                                                       ment or Fees Paid Indirectly
                                                                        Ratio of Net                 Ratio of Net
                               Supplemental Data           Ratio of     Investment     Ratio of       Investment
                                  Net Assets,              Expenses to  Income (Loss) Expenses to    Income (Loss)
                         Total   End of Period  Portfolio  Average Net   to Average    Average Net     to Average
                        Return(b)(in thousands) Turnover   Assets (c)    Net Assets(c) Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan/JNL International & Emerging Markets Fund
  06/30/02               (6.71)%     $ 7,650      43.49%        7,650           1.08 %     1.71 %            n/a
  12/31/01              (20.33)        7,304      82.18          1.07           1.07        n/a              n/a
  12/31/00              (15.45)        9,264     120.75          1.07           0.40        n/a              n/a
  12/31/99               38.02         7,777      66.82          1.08           0.53        n/a              n/a
03/02(a)-12/31/98        (1.24)        4,997     231.88          1.13           0.62       2.64             (0.09)
----------------------------------------------------------------------------------------------------------------------
Janus/JNL Aggressive Growth Fund
  06/30/02              (23.07)      291,296      50.29          1.01          (0.12)      1.10             (0.21)
  12/31/01              (30.18)      436,946     100.02          0.99           0.05       1.02              0.02
  12/31/00              (20.97)      744,972      61.65          0.98           0.25        n/a               n/a
  12/31/99               94.43       654,546      95.06          1.01          (0.40)       n/a               n/a
  12/31/98               57.66       161,842     114.51          1.10          (0.35)      1.10             (0.35)
  12/31/97               12.67        78,870     137.26          1.10           0.39       1.17              0.32
----------------------------------------------------------------------------------------------------------------------
Janus/JNL Balanced Fund
  06/30/02               (3.09)       86,103      45.54          1.05           2.14       1.08              2.11
  12/31/01               (4.49)       72,281     105.66          1.05           2.48       1.06              2.47
05/01(a)-12/31/00        (2.00)       44,294      41.10          1.05           2.42        n/a               n/a
----------------------------------------------------------------------------------------------------------------------
Janus/JNL Capital Growth Fund
  06/30/02              (19.96)      183,738      35.19          1.04          (0.54)      1.09             (0.59)
  12/31/01              (40.19)      260,726      96.69          1.01          (0.61)      1.03             (0.63)
  12/31/00              (34.74)      496,830     110.81          0.99          (0.67)       n/a               n/a
  12/31/99              124.19       509,086     102.26          1.03          (0.75)       n/a               n/a
  12/31/98               35.16       111,037     128.95          1.09          (0.68)      1.09             (0.68)
  12/31/97               15.01        73,749     131.43          1.10          (0.30)      1.11             (0.31)
----------------------------------------------------------------------------------------------------------------------
Janus/JNL Global Equities Fund
  06/30/02              (13.60)      303,099      37.73          1.07           0.55       1.09              0.53
  12/31/01              (23.50)      389,796      93.37          1.05           0.42       1.06              0.41
  12/31/00              (18.28)      665,187      65.56          1.03           0.03        n/a               n/a
  12/31/99               64.58       597,241      61.60          1.06           0.01        n/a               n/a
  12/31/98               26.87       240,385      81.46          1.14           0.13       1.30             (0.03)
  12/31/97               19.12       151,050      97.21          1.15           0.33       1.37              0.11
----------------------------------------------------------------------------------------------------------------------
Janus/JNL Growth & Income Fund
  06/30/02              (10.59)       17,407      22.23          1.05           0.40       1.07              0.38
  12/31/01              (13.51)       20,346      50.42          1.05           0.73       1.06              0.72
  12/31/00               (8.56)       23,212     160.19          1.04           1.61        n/a               n/a
  12/31/99                4.98         7,677     120.54          1.03           1.17        n/a               n/a
03/02(a)-12/31/98        (9.31)        4,311     129.99          1.08           1.01       2.16             (0.08)
----------------------------------------------------------------------------------------------------------------------
Lazard/JNL Mid Cap Value Fund
  06/30/02               (3.93)       68,838      60.19          1.08           0.38       1.10              0.36
  12/31/01               13.24        26,886     143.12          1.07           0.65       1.20              0.52
  12/31/00               25.37        15,478     134.53          1.07           0.37        n/a               n/a
  12/31/99                4.77         6,394     118.56          1.08           0.25        n/a               n/a
03/02(a)-12/31/98        (7.64)        4,731      70.72          1.13           0.34       1.85             (0.38)
----------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.


                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
FINANCIAL HIGHLIGHTS


                                   Increase (Decrease) from                            Distributions from
               Net Asset             Investment Operations                                Net Realized
                 Value        Net        Net Realized    Total from    Distributions from  Gains on                Net Asset
               Beginning   Investment    & Unrealized    Investment    Net Investment     Investment    Return of  Value, End
Period Ended   of Period  Income (Loss)  Gains (Losses)  Operations        Income        Transactions    Capital   of Period
--------------------------------------------------------------------------------------------------------------------------------
Lazard/JNL Small Cap Value Fund
  06/30/02      $ 11.40    $ (0.01)         $ (0.25)    $ (0.26)             $ -            $ -            $ -      $ 11.14
  12/31/01        10.28       0.02             1.77        1.79            (0.02)         (0.65)             -        11.40
  12/31/00         8.84       0.02             1.45        1.47            (0.03)             -              -        10.28
  12/31/99         8.70       0.03             0.14        0.17            (0.03)             -              -         8.84
03/02(a)-12/31/98            10.00            (0.01)      (1.28)           (1.29)             -              -        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Mellon Capital Management/JNL Bond Index Fund
01/15(a)-06/30/02 10.00       0.16             0.07        0.23                -              -              -        10.23
--------------------------------------------------------------------------------------------------------------------------------
Mellon Capital Management/JNL International Index Fund
01/15(a)-06/30/02 10.00       0.10             0.07        0.17                -              -              -        10.17
--------------------------------------------------------------------------------------------------------------------------------
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
01/15(a)-06/30/02 10.00       0.02            (0.25)      (0.23)               -              -              -         9.77
--------------------------------------------------------------------------------------------------------------------------------
Mellon Capital Management/JNL S&P 500 Index Fund
01/15(a)-06/30/02 10.00       0.03            (1.32)      (1.29)               -              -              -         8.71
--------------------------------------------------------------------------------------------------------------------------------
Mellon Capital Management/JNL Small Cap Index Fund
01/15(a)-06/30/02 10.00       0.04            (0.36)      (0.32)               -              -              -         9.68
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer/JNL Global Growth Fund
  06/30/02         9.27       0.02            (0.74)      (0.72)               -              -              -         8.55
05/01(a)-12/31/01 10.00       0.03            (0.76)      (0.73)               -              -              -         9.27
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer/JNL Growth Fund
  06/30/02         9.41      (0.02)           (1.20)      (1.22)               -              -              -         8.19
05/01(a)-12/31/01 10.00       0.01            (0.59)      (0.58)           (0.01)             -              -         9.41
--------------------------------------------------------------------------------------------------------------------------------
PIMCO/JNL Total Return Bond Fund
  06/30/02        10.66       0.14             0.19        0.33                -              -              -        10.99
  12/31/01        10.29       0.30             0.68        0.98            (0.28)         (0.33)             -        10.66
  12/31/00         9.64       0.45             0.68        1.13            (0.47)         (0.01)             -        10.29
  12/31/99        10.16       0.49            (0.52)      (0.03)           (0.49)             -              -         9.64
03/02(a)-12/31/98 10.00       0.31             0.26        0.57            (0.31)         (0.10)             -        10.16
--------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Balanced Fund
  06/30/02        14.00       0.20             0.15        0.35                -              -              -        14.35
  12/31/01        13.13       0.41             0.98        1.39            (0.44)         (0.08)             -        14.00
  12/31/00        12.60       0.50             0.52        1.02            (0.46)         (0.03)             -        13.13
  12/31/99        13.48       0.44            (0.45)      (0.01)           (0.44)         (0.43)             -        12.60
  12/31/98        13.06       0.47             0.84        1.31            (0.47)         (0.42)             -        13.48
  12/31/97        11.92       0.36             1.83        2.19            (0.36)         (0.69)             -        13.06
--------------------------------------------------------------------------------------------------------------------------------




                                                                                      Assuming No Expense Reimburse-
                                                                                       ment or Fees Paid Indirectly
                                                                        Ratio of Net                 Ratio of Net
                               Supplemental Data           Ratio of     Investment     Ratio of       Investment
                                  Net Assets,              Expenses to  Income (Loss) Expenses to    Income (Loss)
                         Total   End of Period  Portfolio  Average Net   to Average    Average Net     to Average
                        Return(b)(in thousands) Turnover   Assets (c)    Net Assets(c) Assets (c)    Net Assets (c)
--------------------------------------------------------------------------------------------------------------------------------
Lazard/JNL Small Cap Value Fund
  06/30/02             (2.28)%    $ 76,653       39.34%      1.14 %          (0.19)%      1.15 %         (0.20)%
  12/31/01             17.34        35,164       78.01       1.15             0.32        1.21            0.26
  12/31/00             16.60        14,614       58.07       1.15             0.36         n/a             n/a
  12/31/99              1.96         6,313       53.35       1.15             0.43         n/a             n/a
03/02(a)-12/31/98     (12.92)        4,804       40.15       1.20            (0.04)       1.89           (0.73)
--------------------------------------------------------------------------------------------------------------------------------
Mellon Capital Management/JNL Bond Index Fund
01/15(a)-06/30/02      2.30         29,136       33.58       0.60             4.36         n/a              n/a
--------------------------------------------------------------------------------------------------------------------------------
Mellon Capital Management/JNL International Index Fund
01/15(a)-06/30/02      1.70         31,535        8.12       0.65             2.38         n/a              n/a
--------------------------------------------------------------------------------------------------------------------------------
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
01/15(a)-06/30/02     (2.30)        14,545        4.66       0.60             0.53        0.62             0.51
--------------------------------------------------------------------------------------------------------------------------------
Mellon Capital Management/JNL S&P 500 Index Fund
01/15(a)-06/30/02    (12.90)        26,485        0.10       0.60             0.98        0.62             0.96
--------------------------------------------------------------------------------------------------------------------------------
Mellon Capital Management/JNL Small Cap Index Fund
01/15(a)-06/30/02     (3.20)        23,271       25.30       0.60             0.91        0.64             0.87
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer/JNL Global Growth Fund
  06/30/02            (7.77)        55,971       42.26       1.05             0.63         n/a             n/a
05/01(a)-12/31/01     (7.30)        59,841       44.80       1.05             0.54         n/a             n/a
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer/JNL Growth Fund
  06/30/02           (12.97)       15,644        23.41       1.00            (0.47)        n/a             n/a
05/01(a)-12/31/01     (5.82)       13,557        58.88       1.00             0.17         n/a             n/a
--------------------------------------------------------------------------------------------------------------------------------
PIMCO/JNL Total Return Bond Fund
  06/30/02             3.10       137,000       112.25       0.80             3.62         n/a             n/a
  12/31/01             9.52        54,851       112.25       0.80             4.35         n/a             n/a
  12/31/00            11.75        21,715       221.61       0.93 (d)         5.98         n/a             n/a
  12/31/99            (0.26)        9,451        91.12       0.80             5.41         n/a             n/a
03/02(a)-12/31/98     (5.70)        6,133       269.16       0.85             4.95        1.57            4.23
--------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Balanced Fund
  06/30/02             2.50       241,151        23.39       0.80             2.96         n/a             n/a
  12/31/01            10.57       212,196        42.38       0.81             3.28         n/a             n/a
  12/31/00             8.25       155,270        25.76       0.82             4.02         n/a             n/a
  12/31/99            (0.11)      143,012        35.02       0.82             3.71         n/a             n/a
  12/31/98            10.06        95,974        33.74       0.85             3.87        0.85            3.87
  12/31/97            18.43        59,694       160.88       0.93             3.72        0.84            3.71
--------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The ratio of net operating expenses was 0.80%.


                     See notes to the financial statements.



JNL SERIES TRUST (Unaudited)
FINANCIAL HIGHLIGHTS



                                   Increase (Decrease) from                            Distributions from
               Net Asset             Investment Operations                                Net Realized
                 Value        Net        Net Realized    Total from    Distributions from  Gains on                Net Asset
               Beginning   Investment    & Unrealized    Investment    Net Investment     Investment    Return of  Value, End
Period Ended   of Period  Income (Loss)  Gains (Losses)  Operations        Income        Transactions    Capital   of Period
-------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL High Yield Fund
  06/30/02      $  8.29      $ 0.31      $ (0.48)        $ (0.17)         $   -               $ -         $ -        $ 8.12
  12/31/01         8.60        0.79        (0.30)           0.49          (0.80)                -           -          8.29
  12/31/00        10.13        0.98        (1.55)          (0.57)         (0.96)                -           -          8.60
  12/31/99        10.89        0.88        (0.76)           0.12          (0.88)                -           -         10.13
  12/31/98        11.48        0.91        (0.47)           0.44          (0.91)            (0.12)          -         10.89
  12/31/97        10.67        0.59         1.02            1.61          (0.59)            (0.21)          -         11.48
-------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Money Market Fund
  06/30/02         1.00        0.01        (0.01)              -              -                 -           -          1.00
  12/31/01         1.00        0.03            -            0.03          (0.03)                -           -          1.00
  12/31/00         1.00        0.06            -            0.06          (0.06)                -           -          1.00
  12/31/99         1.00        0.05            -            0.05          (0.05)                -           -          1.00
  12/31/98         1.00        0.05            -            0.05          (0.05)                -           -          1.00
  12/31/97         1.00        0.05            -            0.05          (0.05)                -           -          1.00
-------------------------------------------------------------------------------------------------------------------------------
Putnam/JNL Equity Fund
  06/30/02        17.18        0.01        (2.71)          (2.70)             -                 -           -         14.48
  12/31/01        22.91       (0.01)       (5.72)          (5.73)             -                 -           -         17.18
  12/31/00        28.45       (0.05)       (5.03)          (5.08)             -             (0.46)          -         22.91
  12/31/99        22.88       (0.04)        6.76            6.72              -             (1.15)          -         28.45
  12/31/98        16.99       (0.01)        5.94            5.93          (0.01)            (0.03)          -         22.88
  12/31/97        14.21        0.04         3.07            3.11          (0.02)            (0.31)          -         16.99
-------------------------------------------------------------------------------------------------------------------------------
Putnam/JNL International Equity Fund
  06/30/02         9.66        0.06        (0.47)          (0.41)             -                 -           -          9.25
  12/31/01        12.23        0.08        (2.56)          (2.48)         (0.07)            (0.02)          -          9.66
  12/31/00        16.79        0.08        (2.49)          (2.41)         (0.01)            (2.14)          -         12.23
  12/31/99        13.62        0.09         4.28            4.37          (0.16)            (1.04)          -         16.79
  12/31/98        12.09        0.16         1.58            1.74          (0.19)            (0.02)          -         13.62
  12/31/97        12.08        0.09         0.23            0.32          (0.08)            (0.23)          -         12.09
-------------------------------------------------------------------------------------------------------------------------------
Putnam/JNL Midcap Growth Fund
  06/30/02         7.23       (0.02)       (1.36)          (1.38)             -                 -           -          5.85
  12/31/01         9.90       (0.05)       (2.62)          (2.67)             -                 -           -          7.23
05/01(a)-12/31/00 10.00           -        (0.10)          (0.10)             -                 -           -          9.90
-------------------------------------------------------------------------------------------------------------------------------
Putnam/JNL Value Equity Fund
  06/30/02        16.50        0.08        (1.95)          (1.87)             -                 -           -         14.63
  12/31/01        17.78        0.15        (1.27)          (1.12)         (0.16)                -           -         16.50
  12/31/00        16.78        0.16         1.00            1.16          (0.16)                -           -         17.78
  12/31/99        18.24        0.19        (0.38)          (0.19)         (0.20)            (1.07)          -         16.78
  12/31/98        16.82        0.16         1.94            2.10          (0.16)            (0.52)          -         18.24
  12/31/97        14.50        0.13         3.03            3.16          (0.13)            (0.71)          -         16.82
-------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Aggressive Growth Fund
  06/30/02         7.46        0.03        (1.15)          (1.12)             -                 -           -           6.34
  12/31/01         9.47        0.19        (1.69)          (1.50)         (0.16)            (0.35)          -           7.46
01/13(a)-12/31/00 10.00        0.05        (0.58)          (0.53)             -                 -           -           9.47
-------------------------------------------------------------------------------------------------------------------------------





                                                                                      Assuming No Expense Reimburse-
                                                                                       ment or Fees Paid Indirectly
                                                                        Ratio of Net                 Ratio of Net
                               Supplemental Data           Ratio of     Investment     Ratio of       Investment
                                  Net Assets,              Expenses to  Income (Loss) Expenses to    Income (Loss)
                         Total   End of Period  Portfolio  Average Net   to Average    Average Net     to Average
                        Return(b)(in thousands) Turnover   Assets (c)    Net Assets(c) Assets (c)    Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL High Yield Fund
  06/30/02               (2.05)%  $ 159,321     40.37%          0.81 %        7.78 %       n/a             n/a
  12/31/01                5.67      160,781     41.24           0.81          8.68         n/a             n/a
  12/31/00               (5.62)     144,516     62.41           0.82         10.06         n/a             n/a
  12/31/99                1.09      147,023     61.03           0.82          9.22         n/a             n/a
  12/31/98                3.84      101,485    129.85           0.83          8.62        0.83            8.62
  12/31/97               15.05       62,712    189.25           0.90          8.15        0.90            8.15
------------------------------------------------------------------------------------------------------------------------------------
PPM America/JNL Money Market Fund
  06/30/02               0.56       235,877      n/a            0.69          1.14         n/a             n/a
  12/31/01               3.45       242,518      n/a            0.69          3.28         n/a             n/a
  12/31/00               5.83       185,012      n/a            0.70          5.73         n/a             n/a
  12/31/99               4.67       164,446      n/a            0.70          4.63         n/a             n/a
  12/31/98               4.99        56,349      n/a            0.74          4.87        0.75            4.86
  12/31/97               5.01        41,808      n/a            0.75          4.92        0.76            4.91
------------------------------------------------------------------------------------------------------------------------------------
Putnam/JNL Equity Fund
  06/30/02             (15.72)      206,536     73.59           0.98          0.06        1.06           (0.02)
  12/31/01             (25.01)      282,049     91.77           0.96         (0.07)       0.99           (0.10)
  12/31/00             (17.85)      497,299     77.67           0.94         (0.22)       0.95           (0.23)
  12/31/99              29.41       454,393     74.67           0.97         (0.21)        n/a             n/a
  12/31/98              34.93       182,097     70.55           1.01         (0.07)       1.01           (0.07)
  12/31/97              21.88        83,612    194.81           1.13          0.31        1.13            0.31
------------------------------------------------------------------------------------------------------------------------------------
Putnam/JNL International Equity Fund
  06/30/02              (4.24)      100,538     31.14           1.18          1.34        1.21            1.31
  12/31/01             (20.29)      103,972     66.42           1.17          0.76        1.18            0.75
  12/31/00             (13.99)      126,816    138.12           1.17          0.44         n/a             n/a
  12/31/99              32.11       105,034     26.19           1.18          0.63         n/a             n/a
  12/31/98              14.43        70,927     16.39           1.23          0.88        1.28            0.83
  12/31/97               2.65        78,685     18.81           1.24          0.74        1.32            0.66
------------------------------------------------------------------------------------------------------------------------------------
Putnam/JNL Midcap Growth Fund
  06/30/02             (19.09)       25,946     58.09           1.05         (0.66)       1.10           (0.71)
  12/31/01             (26.97)       29,541    211.61           1.05         (0.46)       1.09           (0.50)
05/01(a)-12/31/00       (1.00)       46,122     58.67           1.05         (0.09)       1.06           (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Putnam/JNL Value Equity Fund
  06/30/02             (11.33)      296,305     27.67           0.97          0.97        1.00            0.94
  12/31/01              (6.32)      347,246     82.54           0.96          0.89        0.99            0.86
  12/31/00               6.96       422,750     86.43           0.96          1.05        0.97            1.04
  12/31/99              (1.04)      319,454     72.23           0.98          1.19         n/a             n/a
  12/31/98              12.48       195,936     77.80           1.01          1.06        1.01            1.06
  12/31/97              21.82       108,565    112.54           1.03          1.43        1.09            1.37
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Aggressive Growth Fund
  06/30/02             (15.01)      14,481      14.01           0.20         (0.20)        n/a             n/a
  12/31/01             (15.86)      18,387      56.62           0.20          0.42         n/a             n/a
01/13(a)-12/31/00       (5.30)      18,897      12.75           0.20          0.99         n/a             n/a
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.

                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
FINANCIAL HIGHLIGHTS


                                   Increase (Decrease) from                            Distributions from
               Net Asset             Investment Operations                                Net Realized
                 Value        Net        Net Realized    Total from    Distributions from  Gains on                Net Asset
               Beginning   Investment    & Unrealized    Investment    Net Investment     Investment    Return of  Value, End
Period Ended   of Period  Income (Loss)  Gains (Losses)  Operations        Income        Transactions    Capital   of Period
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Aggressive Growth Fund I
  06/30/02      $  10.45   $ (0.02)        $ (1.00)      $ (1.02)         $    -            $    -         $ -        $ 9.43
  12/31/01         12.86      0.02           (1.38)        (1.36)          (0.35)            (0.70)          -         10.45
  12/31/00         14.69     (0.10)          (1.28)        (1.38)          (0.17)            (0.28)          -         12.86
  12/31/99         10.88     (0.15)           4.00          3.85           (0.04)                -           -         14.69
04/09(a)-12/31/98  10.00      0.27            0.61          0.88               -                 -           -         10.88
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Aggressive Growth Fund II
  06/30/02          8.99         -           (1.18)        (1.18)              -                 -           -          7.81
  12/31/01         11.36      0.07           (1.51)        (1.44)          (0.25)            (0.68)          -          8.99
  12/31/00         12.92     (0.01)          (1.16)        (1.17)          (0.14)            (0.25)          -         11.36
  12/31/99         10.05     (0.01)           2.89          2.88           (0.01)                -           -         12.92
04/09(a)-12/31/98  10.00      0.10           (0.05)         0.05               -                 -           -         10.05
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Conservative Growth Fund
  06/30/02          8.65      0.11           (0.88)        (0.77)              -                 -           -          7.88
  12/31/01          9.54      0.29           (0.92)        (0.63)          (0.17)            (0.09)          -          8.65
01/26(a)-12/31/00  10.00      0.27           (0.73)        (0.46)              -                 -           -          9.54
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Conservative Growth Fund I
  06/30/02         10.54     (0.04)          (0.53)        (0.57)              -                 -           -          9.97
  12/31/01         11.83      0.08           (0.65)        (0.57)          (0.34)            (0.38)          -         10.54
  12/31/00         12.45      0.11           (0.31)        (0.20)          (0.23)            (0.19)          -         11.83
  12/31/99         10.47     (0.06)           2.10          2.04           (0.06)                -           -         12.45
04/09(a)-12/31/98  10.00      0.38            0.09          0.47               -                 -           -         10.47
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Conservative Growth Fund II
  06/30/02          9.21     (0.03)          (0.80)        (0.83)              -                 -           -          8.38
  12/31/01         10.07      0.12           (0.83)        (0.71)          (0.15)                -           -          9.21
  12/31/00         11.01      0.16           (0.80)        (0.64)          (0.30)                -           -         10.07
  12/31/99          9.54      0.06            1.48          1.54           (0.07)                -           -         11.01
 04/09(a)-12/31/98 10.00      0.23           (0.69)        (0.46)              -                 -           -          9.54
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Core Index 50 Fund
01/15(a)-06/30/02  10.00         -           (1.08)        (1.08)              -                 -           -          8.92
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Core Index 75 Fund
01/15(a)-06/30/02  10.00         -           (0.93)        (0.93)              -                 -           -          9.07
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Core Index 100 Fund
01/15(a)-06/30/02  10.00         -           (0.75)        (0.75)              -                 -           -          9.25
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Equity Aggressive Growth Fund I
  06/30/02          9.58     (0.01)          (1.23)        (1.24)              -                 -           -          8.34
  12/31/01         12.59     (0.05)          (1.67)        (1.72)          (0.31)            (0.98)          -          9.58
  12/31/00         15.56     (0.21)          (2.17)        (2.38)          (0.17)            (0.42)          -         12.59
  12/31/99         10.75     (0.16)           5.02          4.86           (0.05)                -           -         15.56
04/09(a)-12/31/98  10.00      0.21            0.54          0.75               -                 -           -         10.75
------------------------------------------------------------------------------------------------------------------------------------





                                                                                      Assuming No Expense Reimburse-
                                                                                       ment or Fees Paid Indirectly
                                                                        Ratio of Net                 Ratio of Net
                               Supplemental Data           Ratio of     Investment     Ratio of       Investment
                                  Net Assets,              Expenses to  Income (Loss) Expenses to    Income (Loss)
                         Total   End of Period  Portfolio  Average Net   to Average    Average Net     to Average
                        Return(b)(in thousands) Turnover   Assets (c)    Net Assets(c) Assets (c)    Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Aggressive Growth Fund I
  06/30/02               (9.76)%  $ 106,929      14.18%        0.20 %        (0.20)%       n/a                n/a
  12/31/01              (10.58)      58,358      67.65         0.20           1.16         n/a                n/a
  12/31/00               (9.37)      95,075      24.94         0.20           1.62         n/a                n/a
  12/31/99               35.38       41,329      26.50         0.20           1.22         n/a                n/a
04/09(a)-12/31/98         8.80        4,425     126.18         0.20           7.34         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Aggressive Growth Fund II
  06/30/02              (13.13)       4,797      21.06         0.20          (0.20)        n/a                n/a
  12/31/01              (12.75)       5,978      57.39         0.20           1.04         n/a                n/a
  12/31/00               (9.04)       6,257      42.75         0.20           1.53         n/a                n/a
  12/31/99               28.66        3,379      72.67         0.20           1.26         n/a                n/a
04/09(a)-12/31/98         0.50          267     165.71         0.20           2.19         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Conservative Growth Fund
  06/30/02               (8.90)      15,168       8.55         0.20          (0.20)        n/a                n/a
  12/31/01               (6.60)      15,495      49.04         0.20           1.78         n/a                n/a
01/26(a)-12/31/00        (4.60)       8,737      18.17         0.20           4.79         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Conservative Growth Fund I
  06/30/02               (5.40)     208,820      23.05         0.20          (0.08)        n/a                n/a
  12/31/01               (4.78)     187,495      49.46         0.20           2.42         n/a                n/a
  12/31/00               (1.55)     139,701      25.30         0.20           3.53         n/a                n/a
  12/31/99               19.52       72,998      12.96         0.20           3.97         n/a                n/a
04/09(a)-12/31/98         4.70       10,026      36.08         0.20          14.15         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Conservative Growth Fund II
  06/30/02               (9.01)      13,312       9.55         0.20          (0.20)        n/a                n/a
  12/31/01               (7.00)      13,202      66.63         0.20           2.47         n/a                n/a
  12/31/00               (5.77)       9,867      25.52         0.20           3.03         n/a                n/a
  12/31/99               16.14        6,513      55.32         0.20           3.31         n/a                n/a
 04/09(a)-12/31/98       (4.60)       1,701     369.99         0.20           2.29         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Core Index 50 Fund
01/15(a)-06/30/02       (10.80)       1,727       0.44         0.20          (0.20)        n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Core Index 75 Fund
01/15(a)-06/30/02       (9.30)        2,275       5.89         0.20          (0.20)        n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Core Index 100 Fund
01/15(a)-06/30/02       (7.50)        6,235      16.47         0.20          (0.09)        n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Equity Aggressive Growth Fund I
  06/30/02             (12.94)       36,416      17.23         0.20          (0.20)        n/a                n/a
  12/31/01             (13.69)       41,038      75.09         0.20           0.06         n/a                n/a
  12/31/00             (15.27)       40,471      28.62         0.20           0.56         n/a                n/a
  12/31/99              45.25        18,680      41.60         0.20          (0.09)        n/a                n/a
04/09(a)-12/31/98        7.50         3,238      67.88         0.20           7.01         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.


                     See notes to the financial statements.




JNL SERIES TRUST (Unaudited)
FINANCIAL HIGHLIGHTS


                                   Increase (Decrease) from                            Distributions from
               Net Asset             Investment Operations                                Net Realized
                 Value        Net        Net Realized    Total from    Distributions from  Gains on                Net Asset
               Beginning   Investment    & Unrealized    Investment    Net Investment     Investment    Return of  Value, End
Period Ended   of Period  Income (Loss)  Gains (Losses)  Operations        Income        Transactions    Capital   of Period
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Equity Aggressive Growth Fund II
  06/30/02      $  9.86    $ (0.01)        $ (1.47)      $ (1.48)         $     -         $       -         $ -      $   8.38
  12/31/01        12.46       0.02           (1.62)        (1.60)           (0.28)            (0.72)          -          9.86
  12/31/00        14.44      (0.17)          (1.45)        (1.62)           (0.07)            (0.29)          -         12.46
  12/31/99        10.36      (0.05)           4.15          4.10            (0.02)                -           -         14.44
04/09(a)-12/31/98 10.00       0.07            0.29          0.36                -                 -           -         10.36
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Equity Growth Fund I
  06/30/02         9.73      (0.01)          (1.25)        (1.26)               -                 -           -          8.47
  12/31/01        12.59      (0.06)          (1.73)        (1.79)           (0.26)            (0.81)          -          9.73
  12/31/00        15.21      (0.18)          (1.96)        (2.14)           (0.15)            (0.33)          -         12.59
  12/31/99        10.64      (0.18)           4.77          4.59            (0.02)                -           -         15.21
04/09(a)-12/31/98 10.00       0.21            0.43          0.64                -                 -           -         10.64
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Equity Growth Fund II
  06/30/02         9.33      (0.01)          (1.47)        (1.48)               -                 -           -          7.85
  12/31/01        11.89       0.02           (1.72)        (1.70)           (0.24)            (0.62)          -          9.33
  12/31/00        13.67      (0.11)          (1.31)        (1.42)           (0.10)            (0.26)          -         11.89
  12/31/99        10.04      (0.05)           3.69          3.64            (0.01)                -           -         13.67
04/09(a)-12/31/98 10.00       0.08           (0.04)         0.04                -                 -           -         10.04
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Moderate Growth Fund
  06/30/02         8.03       0.08           (0.99)        (0.91)               -                 -           -          7.12
  12/31/01         9.19       0.27           (1.12)        (0.85)           (0.16)            (0.15)          -          8.03
01/13(a)-12/31/00 10.00       0.17           (0.98)        (0.81)               -                 -           -          9.19
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Moderate Growth Fund I
  06/30/02        10.70      (0.03)          (0.68)        (0.71)               -                 -           -          9.99
  12/31/01        12.37       0.01           (0.92)        (0.91)           (0.32)            (0.44)          -         10.70
  12/31/00        13.42       0.03           (0.62)        (0.59)           (0.21)            (0.25)          -         12.37
  12/31/99        10.63      (0.11)           2.95          2.84            (0.05)                -           -         13.42
04/09(a)-12/31/98 10.00       0.36            0.27          0.63                -                 -           -         10.63
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Moderate Growth Fund II
  06/30/02         9.44      (0.02)          (0.91)        (0.93)               -                 -           -          8.51
  12/31/01        11.22       0.11           (1.18)        (1.07)           (0.28)            (0.43)          -          9.44
  12/31/00        12.49       0.06           (0.88)        (0.82)           (0.17)            (0.28)          -         11.22
  12/31/99        10.22       0.05            2.28          2.33            (0.06)                -           -         12.49
04/09(a)-12/31/98 10.00       0.17            0.05          0.22                -                 -           -         10.22
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Very Aggressive Growth Fund I
  06/30/02         9.93      (0.01)          (1.26)        (1.27)               -                 -           -          8.66
  12/31/01        13.08      (0.04)          (1.76)        (1.80)           (0.28)            (1.07)          -          9.93
  12/31/00        16.61      (0.29)          (2.56)        (2.85)           (0.18)            (0.50)          -         13.08
  12/31/99        11.19      (0.21)           5.68          5.47            (0.04)            (0.01)          -         16.61
04/09(a)-12/31/98 10.00       0.24            0.95          1.19                -                 -           -         11.19
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Assuming No Expense Reimburse-
                                                                                       ment or Fees Paid Indirectly
                                                                        Ratio of Net                 Ratio of Net
                               Supplemental Data           Ratio of     Investment     Ratio of       Investment
                                  Net Assets,              Expenses to  Income (Loss) Expenses to    Income (Loss)
                         Total   End of Period  Portfolio  Average Net   to Average    Average Net     to Average
                        Return(b)(in thousands) Turnover   Assets (c)    Net Assets(c) Assets (c)    Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Equity Aggressive Growth Fund II
  06/30/02             (15.01)%    $ 2,193         8.36%        0.20 %        (0.20)%       n/a                n/a
  12/31/01             (12.85)       2,825        53.36         0.20           0.08         n/a                n/a
  12/31/00             (11.18)       3,475        17.61         0.20           0.71         n/a                n/a
  12/31/99              39.61          946       202.45         0.20           0.00         n/a                n/a
04/09(a)-12/31/98        3.60          224       157.21         0.20           1.22         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Equity Growth Fund I
  06/30/02             (12.95)     127,197        13.05         0.20          (0.20)        n/a                n/a
  12/31/01             (14.31)     145,413        76.59         0.20           0.09         n/a                n/a
  12/31/00             (14.06)     135,523        28.83         0.20           0.52         n/a                n/a
  12/31/99              43.19       60,879        34.62         0.20          (0.01)        n/a                n/a
04/09(a)-12/31/98        6.40        5,035        72.69         0.20           6.93         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Equity Growth Fund II
  06/30/02             (15.86)       7,599        12.60         0.20          (0.20)        n/a                n/a
  12/31/01             (14.38)       9,472        74.49         0.20           0.13         n/a                n/a
  12/31/00             (10.35)      11,243        18.49         0.20           0.62         n/a                n/a
  12/31/99              36.29        4,733        59.07         0.20           0.20         n/a                n/a
04/09(a)-12/31/98        0.40          600       121.14         0.20           1.82         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Moderate Growth Fund
  06/30/02             (11.33)      30,881        17.47         0.20          (0.20)        n/a                n/a
  12/31/01              (9.32)      34,317        40.65         0.20           1.29         n/a                n/a
01/13(a)-12/31/00       (8.10)      21,489        14.96         0.20           3.68         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Moderate Growth Fund I
  06/30/02              (6.64)     334,960        18.66         0.20          (0.13)        n/a                n/a
  12/31/01              (7.34)     298,741        59.64         0.20           1.66         n/a                n/a
  12/31/00              (4.35)     222,052        19.23         0.20           2.61         n/a                n/a
  12/31/99              26.74      110,608        17.15         0.20           2.99         n/a                n/a
04/09(a)-12/31/98        6.30       12,612        57.96         0.20          13.74         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Moderate Growth Fund II
  06/30/02              (9.85)      17,508        13.86         0.20          (0.20)        n/a                n/a
  12/31/01              (9.48)      17,900        62.10         0.20           1.46         n/a                n/a
  12/31/00              (6.57)      17,884        18.92         0.20           2.15         n/a                n/a
  12/31/99              22.77       10,450        38.38         0.20           2.15         n/a                n/a
04/09(a)-12/31/98        2.20        2,856       103.28         0.20           4.09         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Very Aggressive Growth Fund I
  06/30/02             (12.79)      51,356        17.86         0.20          (0.20)        n/a                n/a
  12/31/01             (13.73)      58,358        92.20         0.20           0.07         n/a                n/a
  12/31/00             (17.16)      57,841        29.95         0.20           0.54         n/a                n/a
  12/31/99              48.86       23,588       141.89         0.20          (0.13)        n/a                n/a
04/09(a)-12/31/98       11.90        2,441       121.03         0.20           5.73         n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.


                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
FINANCIAL HIGHLIGHTS


                                   Increase (Decrease) from                            Distributions from
               Net Asset             Investment Operations                                Net Realized
                 Value        Net        Net Realized    Total from    Distributions from  Gains on                Net Asset
               Beginning   Investment    & Unrealized    Investment    Net Investment     Investment    Return of  Value, End
Period Ended   of Period  Income (Loss)  Gains (Losses)  Operations        Income        Transactions    Capital   of Period
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Very Aggressive Growth Fund II
  06/30/02      $  9.49   $ (0.01)      $ (1.40)         $ (1.41)           $     -          $    -        $ -        $ 8.08
  12/31/01        12.45      0.07         (1.56)           (1.49)             (0.36)          (1.11)         -          9.49
  12/31/00        15.37     (0.07)        (1.91)           (1.98)             (0.22)          (0.72)         -         12.45
  12/31/99        10.80     (0.07)         4.65             4.58                  -           (0.01)         -         15.37
04/09(a)-12/31/98 10.00      0.07          0.73             0.80                  -               -          -         10.80
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Balanced Fund
  06/30/02        10.30      0.10         (0.53)           (0.43)                 -               -          -          9.87
  12/31/01        10.58      0.21         (0.26)           (0.05)             (0.19)          (0.04)         -         10.30
  12/31/00        10.11      0.36          0.46             0.82              (0.35)              -          -         10.58
  12/31/99        10.38      0.28         (0.27)            0.01              (0.28)              -          -         10.11
03/02(a)-12/31/98 10.00      0.21          0.38             0.59              (0.21)              -          -         10.38
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Fund
  06/30/02        10.41      0.33         (0.14)            0.19                  -               -          -         10.60
  12/31/01        10.37      0.68          0.01             0.69              (0.65)              -          -         10.41
  12/31/00        10.25      0.68          0.06             0.74              (0.62)              -          -         10.37
  12/31/99        10.67      0.62         (0.42)            0.20              (0.62)              -          -         10.25
  12/31/98        11.12      0.72         (0.45)            0.27              (0.72)              -          -         10.67
  12/31/97        10.63      0.54          0.59             1.13              (0.58)          (0.05)     (0.01)        11.12
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL High Yield Bond Fund
  06/30/02         7.42      0.32         (0.41)           (0.09)                 -               -          -          7.33
  12/31/01         7.67      0.65         (0.24)            0.41              (0.66)              -          -          7.42
  12/31/00         8.71      0.64         (1.05)           (0.41)             (0.63)              -          -          7.67
  12/31/99         9.59      0.71         (0.88)           (0.17)             (0.71)              -          -          8.71
03/02(a)-12/31/98 10.00      0.54         (0.41)            0.13              (0.54)              -          -          9.59
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL U.S. Government & Quality Bond Fund
  06/30/02        11.17      0.26          0.19             0.45                  -               -          -         11.62
  12/31/01        10.96      0.50          0.25             0.75              (0.49)          (0.05)         -         11.17
  12/31/00        10.36      0.60          0.59             1.19              (0.59)              -          -         10.96
  12/31/99        11.15      0.51         (0.79)           (0.28)             (0.51)              -          -         10.36
  12/31/98        10.69      0.41          0.60             1.01              (0.41)          (0.14)         -         11.15
  12/31/97        10.20      0.44          0.49             0.93              (0.42)          (0.02)         -         10.69
------------------------------------------------------------------------------------------------------------------------------------




                                                                                      Assuming No Expense Reimburse-
                                                                                       ment or Fees Paid Indirectly
                                                                        Ratio of Net                 Ratio of Net
                               Supplemental Data           Ratio of     Investment     Ratio of       Investment
                                  Net Assets,              Expenses to  Income (Loss) Expenses to    Income (Loss)
                         Total   End of Period  Portfolio  Average Net   to Average    Average Net     to Average
                        Return(b)(in thousands) Turnover   Assets (c)    Net Assets(c) Assets (c)    Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
S&P/JNL Very Aggressive Growth Fund II
  06/30/02              (14.86)%   $ 2,417        13.52%       0.20 %      (0.20)%      n/a                n/a
  12/31/01              (11.97)      3,159        57.87        0.20         0.05        n/a                n/a
  12/31/00              (12.86)      4,395        21.22        0.20         0.59        n/a                n/a
  12/31/99               42.42       3,122       145.99        0.20        (0.07)       n/a                n/a
04/09(a)-12/31/98         8.00         155       208.66        0.20         0.91        n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Balanced Fund
  06/30/02               (4.17)     17,966        23.59        0.90         2.04        n/a                n/a
  12/31/01               (0.52)     18,097        46.03        0.93 (d)     2.46        n/a                n/a
  12/31/00                8.20      12,597        26.67        0.90         3.91        n/a                n/a
  12/31/99                0.09       7,517        59.53        0.90         3.54        n/a                n/a
03/02(a)-12/31/98         5.91       3,297       128.41        0.95         3.49        n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Fund
  06/30/02                1.83     117,995        43.71        0.95         6.43        n/a                n/a
  12/31/01                6.71     123,310        86.36        0.98 (e)     6.46        n/a                n/a
  12/31/00                7.28     116,654        93.13        0.95         7.42        n/a                n/a
  12/31/99                1.87      81,061        98.01        0.95         7.22        n/a                n/a
  12/31/98                2.46      48,167       261.87        1.00         7.05       1.01               7.04
  12/31/97               10.66      36,725       134.55        1.01         6.83       1.08               6.76
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL High Yield Bond Fund
  06/30/02               (1.21)     21,493        30.68        0.90         8.48        n/a                n/a
  12/31/01                5.33      20,220        48.73        0.90         8.54        n/a                n/a
  12/31/00               (4.67)     16,437        35.52        0.90         9.17        n/a                n/a
  12/31/99               (1.76)     10,690        31.39        0.90         8.74        n/a                n/a
03/02(a)-12/31/98         1.32       7,388        37.45        0.95         7.80       1.39               7.36
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers/JNL U.S. Government & Quality Bond Fund
  06/30/02                4.03     220,146        26.71        0.79         4.69        n/a                n/a
  12/31/01                6.92     226,275        69.10        0.82 (f)     5.09        n/a                n/a
  12/31/00               11.50     138,122        49.09        0.80         6.06        n/a                n/a
  12/31/99               (2.50)    106,329       122.72        0.80         5.45        n/a                n/a
  12/31/98                9.40      63,785       429.70        1.28 (g)     5.33       1.29               5.32
  12/31/97                9.16      25,389       378.59        0.94         5.99       1.05               5.88
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.
(d)  The ratio of net operating expenses was 0.90%
(e)  The ratio of net operating expenses was 0.95%
(f)  The ratio of net operating expenses was 0.79%
(g)  The ratio of net operating expenses was 0.85%


                     See notes to the financial statements.


JNL SERIES TRUST (Unaudited)
FINANCIAL HIGHLIGHTS


                                   Increase (Decrease) from                            Distributions from
               Net Asset             Investment Operations                                Net Realized
                 Value        Net        Net Realized    Total from    Distributions from  Gains on                Net Asset
               Beginning   Investment    & Unrealized    Investment    Net Investment     Investment    Return of  Value, End
Period Ended   of Period  Income (Loss)  Gains (Losses)  Operations        Income        Transactions    Capital   of Period
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Established Growth Fund
  06/30/02      $ 16.78     $   -         $ (2.73)        $ (2.73)        $    -             $    -        $ -       $ 14.05
  12/31/01        18.74      0.02           (1.94)          (1.92)             -              (0.04)         -         16.78
  12/31/00        21.70         -           (0.11)          (0.11)         (0.01)             (2.84)         -         18.74
  12/31/99        19.06      0.03            4.12            4.15          (0.03)             (1.48)         -         21.70
  12/31/98        15.62      0.05            4.29            4.34          (0.06)             (0.84)         -         19.06
  12/31/97        12.56      0.06            3.64            3.70          (0.03)             (0.61)         -         15.62
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Mid-Cap Growth Fund
  06/30/02        23.12     (0.08)          (2.42)          (2.50)             -                  -          -         20.62
  12/31/01        23.47     (0.13)          (0.22)          (0.35)             -                  -          -         23.12
  12/31/00        23.71     (0.04)           1.67            1.63              -              (1.87)         -         23.47
  12/31/99        20.43     (0.05)           4.93            4.88              -              (1.60)         -         23.71
  12/31/98        17.37     (0.07)           3.80            3.73              -              (0.67)         -         20.43
  12/31/97        14.89     (0.03)           2.74            2.71              -              (0.23)         -         17.37
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Value Fund
  06/30/02        11.11      0.04           (0.77)          (0.73)             -                  -          -         10.38
  12/31/01        11.14      0.08            0.01            0.09          (0.08)             (0.04)         -         11.11
05/01(a)-12/31/00 10.00      0.09            1.16            1.25          (0.09)             (0.02)         -         11.14
------------------------------------------------------------------------------------------------------------------------------------





                                                                                      Assuming No Expense Reimburse-
                                                                                       ment or Fees Paid Indirectly
                                                                        Ratio of Net                 Ratio of Net
                               Supplemental Data           Ratio of     Investment     Ratio of       Investment
                                  Net Assets,              Expenses to  Income (Loss) Expenses to    Income (Loss)
                         Total   End of Period  Portfolio  Average Net   to Average    Average Net     to Average
                        Return(b)(in thousands) Turnover   Assets (c)    Net Assets(c) Assets (c)    Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Established Growth Fund
  06/30/02              (16.27)%  $ 383,670      26.28%       0.92 %       0.03 %        0.92              0.03
  12/31/01              (10.23)     474,105      63.38        0.92         0.12          0.92              0.12
  12/31/00               (0.34)     411,855      77.19        0.92         0.03          0.92              0.02
  12/31/99               21.77      351,338      61.45        0.93         0.16           n/a               n/a
  12/31/98               27.78      216,599      54.93        0.95         0.38          0.95              0.38
  12/31/97               29.47      124,022      47.06        0.98         0.43          0.98              0.43
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Mid-Cap Growth Fund
  06/30/02              (10.81)     322,797      22.31        1.02        (0.71)         1.03             (0.72)
  12/31/01               (1.49)     366,028      44.26        1.02        (0.56)         1.03             (0.57)
  12/31/00                7.16      419,796      47.90        1.02        (0.20)          n/a                n/a
  12/31/99               24.01      286,502      56.68        1.03        (0.28)          n/a                n/a
  12/31/98               21.49      189,636      50.92        1.04        (0.37)         1.04             (0.37)
  12/31/97               18.21      127,052      41.43        1.06        (0.26)         1.06             (0.26)
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price/JNL Value Fund
  06/30/02               (6.57)     223,634      23.14        1.00         0.67          1.01              0.66
  12/31/01                0.78      216,408      42.29        1.00         0.93          1.02              0.91
05/01(a)-12/31/00        12.54       26,446      44.84        1.00         1.47          1.01              1.46
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)  Annualized for periods less than one year.

                     See notes to the financial statements.


--------------------------------------------------------------------------------
                          JNL SERIES TRUST (Unaudited)
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust, consisting of diversified and non-diversified Funds, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in fifty-six (56) separate funds (the "Funds"), each with its own investment objective. AIM/JNL Large Cap Growth Fund, AIM/JNL Premier Equity II Fund and AIM/JNL Small Cap Growth Fund for which AIM Capital Management Inc. serves as the sub-adviser; Alger/JNL Growth Fund, for which Fred Alger Management, Inc. serves as the sub-adviser; Alliance Capital/JNL Growth Fund, for which Alliance Capital Management L.P. serves as the sub-adviser; Eagle/JNL Core Equity Fund and Eagle/JNL SmallCap Equity Fund, for which Eagle Asset Management, Inc. serves as the sub-adviser; J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund and J.P. Morgan/JNL International & Emerging Markets Fund, for which J.P. Morgan Investment Management Inc. serves as the sub-adviser; Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Janus/JNL Global Equities Fund and Janus/JNL Growth & Income Fund, for which Janus Capital Corporation serves as the sub-adviser; Mellon Capital Management/JNL Bond Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL S&P 500 Index Fund, and Mellon Capital Management/JNL Small Cap Index Fund, for which Mellon Capital Management, Inc. serves as the sub-adviser; Oppenheimer/JNL Global Growth Fund and Oppenheimer/JNL Growth Fund, for which OppenheimerFunds Inc. serves as the sub-adviser; PIMCO/JNL Total Return Bond Fund, for which Pacific Investment Management Company serves as the sub-adviser; Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Midcap Growth Fund and Putnam/JNL Value Equity Fund, for which Putnam Investment Management, Inc. serves as the sub-adviser; Lazard/JNL Mid Cap Value Fund and Lazard/JNL Small Cap Value Fund, for which Lazard Asset Management serves as sub-adviser; PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund and PPM America/JNL Money Market Fund, for which PPM America Inc. serves as sub-adviser; Salomon Brothers/JNL Balanced Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL High Yield Bond Fund and Salomon Brothers/JNL U.S. Government & Quality Bond Fund, for which Salomon Brothers Asset Management Inc. serves as the sub-adviser; T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund and T. Rowe Price/JNL Value Fund, for which T. Rowe Price Associates, Inc. serves as the sub-adviser; and S&P/JNL Aggressive Growth Fund, S&P/JNL Aggressive Growth Fund I, S&P/JNL Aggressive Growth Fund II, S&P/JNL Conservative Growth Fund, S&P/JNL Conservative Growth Fund I, S&P/JNL Conservative Growth Fund II, S&P/JNL Core Index 50 Fund, S&P/JNL Core Index 75 Fund, and S&P/JNL Core Index 100 Fund, S&P/JNL Equity Aggressive Growth Fund I, S&P/JNL Equity Aggressive Growth Fund II, S&P/JNL Equity Growth Fund I, S&P/JNL Equity Growth Fund II, S&P/JNL Moderate Growth Fund, S&P/JNL Moderate Growth Fund I, S&P/JNL Moderate Growth Fund II, S&P/JNL Very Aggressive Growth Fund I, S&P/JNL Very Aggressive Growth Fund II, (collectively the "S&P/JNL Funds") for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser.

     Effective May 1, 2002, the Putnam/JNL Growth Fund's name was changed to the Putnam/JNL Equity Fund, and the AIM/JNL Value II Fund's name was changed to the AIM/JNL Premier Equity II Fund.

     Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Fund of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity policies. Shares are also sold to qualified and non-qualified plans.

--------------------------------------------------------------------------------
                          JNL Series Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed and consistently applied by the Trust in the preparation of its financial statements. Certain prior year amounts have been reclassified in conformity with the current year's presentation.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted requires management to make estimates and assumptions. Actual results could differ from those estimates.

     SECURITY VALUATION -- Bonds are valued on the basis of prices furnished by pricing services which determine prices for normal institutional size trading units of bonds or based on quotations provided by reputable broker-dealers. Stocks are valued at the last quoted sale price on the New York stock exchange or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. When quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Trustees. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Fund, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. The S&P/JNL Funds are valued at the net asset value per share of each underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured. Realized gains and losses are determined on the specific identification basis.

     FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) and net unrealized appreciation (depreciation), respectively.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

     UNREGISTERED SECURITIES -- A Fund may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

     OPTIONS TRANSACTIONS -- A Fund may write covered call options on portfolio securities. A Fund may buy and sell options contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Fund will realize a gain or loss upon expiration or closing of the option transaction. When a written call option is exercised, the proceeds on the sale of the underlying security are adjusted by the amount of premium received.

     FUTURES CONTRACTS -- A Fund may utilize futures contracts to a limited extent. A Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

     DOLLAR ROLL TRANSACTIONS -- A Fund may enter into dollar roll transactions with respect to mortgage securities in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage securities sold. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. These fees are accrued as income over the life of the dollar roll contract. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

     REPURCHASE AGREEMENTS -- A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     REVERSE REPURCHASE AGREEMENTS -- A Fund may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Fund has committed to sell is reflected in the Statements of Assets and Liabilities. A Fund pays interest on amounts borrowed which is reflected in the Statements of Operations. The Fund will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Fund may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

     SECURITIES LOANED -- The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Advisor. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

     DISTRIBUTIONS TO SHAREHOLDERS -- The PPM America/JNL Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

     FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

--------------------------------------------------------------------------------
                          JNL Series Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to sub-advisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM.

                                            $0 to        $25 to    $50 to   $100 to    $150 to    $200 to
(M - Millions)                              $25 M        $50 M     $100 M    $150 M     $200 M    $250 M
--------------                            ---------    ---------  --------- ---------  --------- ---------
AIM/JNL Large Cap Growth Fund               1.00%        1.00%      1.00%      1.00%     1.00%     1.00%
AIM/JNL Premier Equity II Fund               .95          .95        .95        .95       .95       .95
AIM/JNL Small Cap Growth Fund               1.05         1.05       1.05       1.05      1.05      1.05
Alger/JNL Growth Fund                        .975         .975       .975       .975      .975      .975
Alliance Capital/JNL Growth Fund             .775         .775       .775       .775      .775      .775
Eagle/JNL Core Equity Fund                   .90          .90        .85        .85       .85       .85
Eagle/JNL SmallCap Equity Fund               .95          .95        .95        .95       .90       .90
J.P. Morgan/JNL Enhanced S&P 500
    Stock Index Fund                         .80          .75        .75        .75       .75       .75
J.P. Morgan/JNL International &
  Emerging Markets Fund                      .975         .975       .95        .95       .90       .90
Janus/JNL Aggressive Growth Fund             .95          .95        .95        .95       .90       .90
Janus/JNL Balanced Fund                      .95          .95        .95        .95       .95       .95
Janus/JNL Capital Growth Fund                .95          .95        .95        .95       .90       .90
Janus/JNL Global Equities Fund              1.00         1.00       1.00       1.00      1.00      1.00
Janus/JNL Growth & Income Fund               .95          .95        .95        .95       .95       .95
Lazard/JNL Mid Cap Value Fund                .975         .975       .975       .975      .925      .925
Lazard/JNL Small Cap Value Fund             1.05         1.05       1.00       1.00       .975      .975
Mellon Capital Management/JNL
   Bond Index Fund                           .50          .50        .50        .50       .50       .50
Mellon Capital Management/JNL
International Index Fund                     .50          .50        .50        .50       .50       .50
Mellon Capital Management/JNL S&P
400 Mid Cap Index Fund                       .50          .50        .50        .50       .50       .50
Mellon Capital Management/JNL S&P
   Index Fund                                .50          .50        .50        .50       .50       .50





                                           $250 to    $300 to   $350 to    $500 to    $750 to    Over
(M - Millions)                             $300 M     $350 M    $500 M     $750 M     $1.5 B    $1.5 B
--------------                            ---------  --------- ---------  ---------  --------- ---------
AIM/JNL Large Cap Growth Fund               1.00%       .95%      .95%       .95%       .95%       .95%
AIM/JNL Premier Equity II Fund               .95        .90       .90        .90        .90        .90
AIM/JNL Small Cap Growth Fund               1.05       1.00      1.00       1.00       1.00       1.00
Alger/JNL Growth Fund                        .975       .95       .95        .90        .90        .90
Alliance Capital/JNL Growth Fund             .70        .70       .70        .70        .70        .70
Eagle/JNL Core Equity Fund                   .85        .75       .75        .75        .75        .75
Eagle/JNL SmallCap Equity Fund               .90        .90       .90        .85        .85        .85
J.P. Morgan/JNL Enhanced S&P 500
    Stock Index Fund                         .75        .75       .75        .75        .75        .75
J.P. Morgan/JNL International &
  Emerging Markets Fund                      .85        .85       .85        .85        .85        .85
Janus/JNL Aggressive Growth Fund             .85 (a)    .85       .85        .85        .80 (c)    .75 (c)
Janus/JNL Balanced Fund                      .90 (b)    .90       .90        .90        .85 (a)    .80 (a)
Janus/JNL Capital Growth Fund                .85 (a)    .85       .85        .85        .80 (c)    .75 (c)
Janus/JNL Global Equities Fund              1.00       1.00      1.00       1.00        .95        .90
Janus/JNL Growth & Income Fund               .90 (b)    .90       .90        .90        .85 (a)    .80 (a)
Lazard/JNL Mid Cap Value Fund                .925       .90       .90        .90        .90        .90
Lazard/JNL Small Cap Value Fund              .975       .925      .925       .925       .925       .925
Mellon Capital Management/JNL
   Bond Index Fund                           .50        .50       .50        .45        .45        .45
Mellon Capital Management/JNL
International Index Fund                     .50        .50       .50        .45        .45        .45
Mellon Capital Management/JNL S&P
 400 Mid Cap Index Fund                      .50        .50       .50        .45        .45        .45
Mellon Capital Management/JNL S&P
500 Index Fund                               .50        .50       .50        .45        .45        .45

-------------------------------------------------------------------------------------------------------------------------------
(a)  Prior to March 1, 2002,  the annual fee was 0.90% of the average  daily net assets in this range.
(b)  Prior to March 1, 2002,  the annual fee was 0.95% of the average  daily net assets in this range.
(c)  Prior to March 1, 2002,  the annual fee was 0.85% of the average  daily net assets in this range.




                                            $0 to        $25 to    $50 to   $100 to    $150 to    $200 to
(M - Millions)                              $25 M        $50 M     $100 M    $150 M     $200 M    $250 M
--------------                            ---------    ---------  --------- ---------  --------- ---------
Mellon Capital Management/JNL
 Small Cap Index Fund                       .50%          .50%      .50%      .50%       .50%       .50%
Oppenheimer/JNL Global Growth Fund          .90           .90       .90       .90        .90        .90
Oppenheimer/JNL Growth Fund                 .90           .90       .90       .90        .90        .90
PIMCO/JNL Total Return Bond Fund            .70           .70       .70       .70        .70        .70
PPM America/JNL Balanced Fund               .75           .75       .70       .70        .675       .675
PPM America/JNL High Yield Bond
  Fund                                      .75           .75       .70       .70        .675       .675
PPM America/JNL Money Market Fund           .60           .60       .60       .60        .575       .575
Putnam/JNL Equity Fund                      .90           .90       .90       .90        .85        .85
Putnam/JNL International Equity
  Fund                                     1.10          1.10      1.05      1.05       1.00       1.00
Putnam/JNL Midcap Growth Fund               .95           .95       .95       .95        .95        .95
Putnam/JNL Value Equity Fund                .90           .90       .90       .90        .85        .85
  S&P/JNL Funds                             .15           .15       .15       .15        .15        .15
Salomon Brothers/JNL Balanced Fund          .80           .80       .75       .75        .70        .70
Salomon Brothers/JNL Global Bond
  Fund                                      .85           .85       .85       .85        .80        .80
Salomon Brothers/JNL High Yield
   Bond Fund                                .80           .80       .75       .75        .70        .70
Salomon Brothers/JNL U.S.
   Government & Quality Bond Fund           .70           .70       .70       .70        .65        .65
T. Rowe Price/JNL Established
 Growth Fund                                .85           .85       .85       .85        .80        .80
T. Rowe Price/JNL Mid-Cap Growth
  Fund                                      .95           .95       .95       .95        .90        .90
T. Rowe Price/JNL Value Fund                .90           .90       .90       .90        .90        .90



                                           $250 to    $300 to   $350 to    $500 to    $750 to    Over
(M - Millions)                             $300 M     $350 M    $500 M     $750 M     $1.5 B    $1.5 B
--------------                            ---------  --------- ---------  ---------  --------- ---------
Mellon Capital Management/JNL
Small Cap Index Fund                        .50%       .50%      .50%       .45%       .45%      .45%
Oppenheimer/JNL Global Growth Fund          .90        .80       .80        .80        .80       .80
Oppenheimer/JNL Growth Fund                 .90        .80       .80        .80        .80       .80
PIMCO/JNL Total Return Bond Fund            .70        .70       .70        .70        .70       .70
PPM America/JNL Balanced Fund               .675       .65       .65        .625       .625      .625
PPM America/JNL High Yield Bond
  Fund                                      .675       .65       .65        .625       .625      .625
PPM America/JNL Money Market Fund           .575       .55       .55        .525       .525      .525
Putnam/JNL Equity Fund                      .85        .80       .80        .80        .80       .80
Putnam/JNL International Equity
  Fund                                     1.00        .95       .95        .90        .90       .90
Putnam/JNL Midcap Growth Fund               .95        .90       .90        .90        .90       .90
Putnam/JNL Value Equity Fund                .85        .80       .80        .80        .80       .80
S&P/JNL Funds                               .15        .15       .15        .10        .10       .10
Salomon Brothers/JNL Balanced Fund          .70        .70       .70        .70        .70       .70
Salomon Brothers/JNL Global Bond
  Fund                                      .80        .80       .80        .75        .75       .75
Salomon Brothers/JNL High Yield
   Bond  Fund                               .70        .70       .70        .70        .70       .70
Salomon Brothers/JNL U.S.
   Government & Quality Bond Fund           .65        .60       .60        .55        .55       .55
T. Rowe Price/JNL Established
  Growth Fund                               .80        .80       .80        .80        .80       .80
T. Rowe Price/JNL Mid-Cap Growth
  Fund                                      .90        .90       .90        .90        .90       .90
T. Rowe Price/JNL Value Fund                .90        .85       .85        .85        .85       .85



--------------------------------------------------------------------------------
                           JNL Fund Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

     ADMINISTRATIVE FEE - Effective March 1, 2002, the S&P/JNL Funds pay an annual Administrative Fee of 0.05% of the average daily net assets of each Fund. All other Funds, except the Mellon Capital Management/JNL International Index Fund and the Oppenheimer/JNL Global Growth Fund, pay JNAM an annual Administrative Fee of 0.10% of the average daily net assets of the Fund. The Mellon Capital Management/JNL International Index Fund and the Oppenheimer/JNL Global Growth Fund pay JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.

     During the period ended June 30, 2002, Alger/JNL Growth Fund and Eagle/JNL SmallCap Equity Fund paid $618 and $2, in thousands respectively, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

     BROKERAGE ENHANCEMENT PLAN - Certain Funds have adopted a Brokerage Enhancement Plan (the "Plan") under the provisions of Rule 12b-1 for the purpose of utilizing the Trust's brokerage commissions to the extent available, to promote the sale and distribution of the Trust's shares (through the sale of variable insurance products funded by the Trust). Commissions are reflected in the Statements of Operations as "12b-1 expenses" and a corresponding reduction "Fees paid indirectly". Net expenses of the Fund are unaffected by participating in the Plan.

--------------------------------------------------------------------------------
                           JNL Fund Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------


NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to purchases and proceeds from sales of long-term securities for the period ended June 30, 2002 is as follows (in thousands):


                                                            Investment Securities         U.S. Government Obligations
                                                         Purchases         Sales          Purchases          Sales
                                                      ---------------- --------------- ---------------- ----------------
  AIM/JNL Large Cap Growth Fund                       $         7,047           3,639  $             -  $             -

  AIM/JNL Premier Equity II Fund
                                                               10,265           5,480                -                -
  AIM/JNL Small Cap Growth Fund
                                                                9,325             878                -                -
  Alger/JNL Growth Fund                                       296,856         315,711                -                -
  Alliance Capital/JNL Growth Fund                             35,769          39,694                -                -
  Eagle/JNL Core Equity Fund                                   84,003          72,880                -                -
  Eagle/JNL SmallCap Equity Fund                               48,425          34,299                -                -
  J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund            16,865          11,056                -                -
  J.P. Morgan/JNL International & Emerging Markets
    Fund                                                        3,028           3,445                -                -
  Janus/JNL Aggressive Growth Fund                            176,144         240,074                -                -
  Janus/JNL Balanced Fund                                      29,281          20,148           18,230           13,625
  Janus/JNL Capital Growth Fund                                66,677          82,090                -                -
  Janus/JNL Global Equities Fund                              123,144         161,085                -                -
  Janus/JNL Growth & Income Fund                                3,761           3,594              371              385
  Lazard/JNL Mid Cap Value Fund                                73,176          30,094                -                -
  Lazard/JNL Small Cap Value Fund                              65,451          22,624                -                -
  Mellon Capital Management/JNL Bond Index Fund                20,083           6,079           20,845            5,684
  Mellon Capital Management/JNL International Index Fund       32,162           1,856                -                -




                                                           Investment Securities         U.S. Government Obligations
                                                          Purchases        Sales           Purchases        Sales
                                                      ---------------- --------------- ---------------- ----------------
  Mellon Capital Management/JNL S&P 400 Mid Cap Index $        15,339             477  $             -  $             -
    Fund
  Mellon Capital Management/JNL S&P 500 Index Fund             28,457              19                -                -
  Mellon Capital Management/JNL Small Cap Index Fund           26,399           4,485                -                -
  Oppenheimer/JNL Global Growth Fund                           20,949          21,227                -                -
  Oppenheimer/JNL Growth Fund                                   8,482           2,718                -                -
  PIMCO/JNL Total Return Bond Fund                            221,559         184,365           53,005           22,743
  PPM America/JNL Balanced Fund                                42,343          27,311           45,504           24,949
  PPM America/JNL High Yield Bond Fund                         72,037          63,300                -                -
  Putnam/JNL Equity Fund                                      177,875         212,769                -                -
  Putnam/JNL International Equity Fund                         31,297          30,923                -                -
  Putnam/JNL Mid-Cap Growth Fund                               18,191          16,816                -                -
  Putnam/JNL Value Equity Fund                                 90,231         102,366                -                -
  S&P/JNL Aggressive  Growth Fund                               2,386           3,519                -                -
  S&P/JNL Aggressive  Growth Fund I                            26,311          15,628                -                -
  S&P/JNL Aggressive  Growth Fund II                            1,155           1,607                -                -
  S&P/JNL Conservative Growth Fund                              2,548           1,343                -                -
  S&P/JNL Conservative Growth Fund I                           78,572          45,737                -                -
  S&P/JNL Conservative Growth Fund II                           2,642           1,268                -                -
  S&P/JNL Core Index 50 Fund                                    2,004               4                -                -
  S&P/JNL Core Index 75 Fund                                    2,360              43                -                -
  S&P/JNL Core Index 100 Fund                                   6,830             399                -                -
  S&P/JNL Equity Aggressive Growth Fund I                       7,518           6,829                -                -
  S&P/JNL Equity Aggressive Growth Fund II                        212             401                -                -
  S&P/JNL Equity Growth Fund I                                 19,717          18,320                -                -
  S&P/JNL Equity Growth Fund II                                 1,067           1,591                -                -
  S&P/JNL Moderate Growth Fund                                  6,743           5,886                -                -
  S&P/JNL Moderate Growth Fund I                              119,220          60,066                -                -
  S&P/JNL Moderate Growth Fund II                               4,159           2,576                -                -
  S&P/JNL Very Aggressive Growth Fund I                        10,624          10,099                -                -
  S&P/JNL Very Aggressive Growth Fund II                          385             686                -                -
  Salomon Brothers/JNL Balanced Fund                           13,433          13,803                -                -
  Salomon Brothers/JNL Global Bond Fund                        93,339          81,680           21,662           30,828
  Salomon Brothers/JNL High Yield Bond Fund                    11,064           6,313                -                -
  Salomon Brothers/JNL U.S. Government & Quality Bond
    Fund                                                      360,188         325,480           31,950           56,735
  T. Rowe Price/JNL Established Growth Fund                   111,487         116,381                -                -
  T. Rowe Price/JNL Mid-Cap Growth Fund                        81,372          76,899                -                -
  T. Rowe Price/JNL Value Fund                                 78,594          49,075                -                -

--------------------------------------------------------------------------------
                           JNL Fund Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 5.  FOREIGN SECURITIES

    Investing  in  securities  of foreign  companies  and  foreign  governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.


NOTE 6.  FEDERAL INCOME TAX MATTERS

     At December 31, 2001, the following Funds had accumulated net realized capital loss carryovers for U.S. federal income tax purposes, which may be used to offset future, realized capital gains (in thousands):


                                                Year(s) of
                                     Amount     Expiration
---------------------------------------------- -------------

  Alger/JNL Growth Fund            $ 61,024        2009
  Alliance Capital/JNL Growth Fund   26,363        2009
  Eagle/JNL Core Equity Fund         15,999        2009
  Eagle/JNL SmallCap Equity Fund      2,091        2009
  J.P. Morgan/JNL Enhanced S&P
    500 Stock Index Fund              3,177     2008-2009
  J.P. Morgan/JNL International &
    Emerging Markets Fund             1,565        2009
  Janus/JNL Aggressive Growth Fund  189,739        2009
  Janus/JNL Balanced Fund             4,362     2008-2009
  Janus/JNL Capital Growth Fund     249,870        2009
  Janus/JNL Global Equities Fund     71,970        2009

                                                Year(s) of
                                     Amount     Expiration
---------------------------------------------- -------------

  Janus/JNL Growth & Income Fund   $  3,631     2006-2008
  Oppenheimer/JNL Global Growth
    Fund                              2,409        2009
  Oppenheimer/JNL Growth Fund           803        2009
  PPM America/JNL High Yield Bond
    Fund                             40,313     2007-2009
  Putnam/JNL Equity Fund             92,966     2008-2009
  Putnam/JNL International Equity
    Fund                             15,110        2009
  Putnam/JNL Midcap Growth Fund      14,341     2008-2009
  Putnam/JNL Value Equity Fund        7,282        2008
  S&P/JNL Aggressive  Growth Fund       597        2009
  S&P/JNL Aggressive  Growth Fund
    I                                 6,279        2009
  S&P/JNL Aggressive  Growth Fund
    II                                  152        2009
  S&P/JNL Conservative Growth Fund       93        2009


                                                Year(s) of
                                     Amount     Expiration
---------------------------------------------- -------------

  S&P/JNL Conservative Growth
    Fund I                         $  1,083        2009
  S&P/JNL Conservative Growth
    Fund II                              94     2008-2009
  S&P/JNL Equity Aggressive
    Growth Fund I                     3,423        2009
  S&P/JNL Equity Growth Fund I       14,268        2009
  S&P/JNL Moderate Growth Fund          369        2009
  S&P/JNL Moderate Growth Fund I      3,235        2009
  S&P/JNL Moderate Growth Fund II       159        2009


                                                Year(s) of
                                     Amount     Expiration
---------------------------------------------- -------------

  S&P/JNL Very Aggressive Growth
    Fund I                         $  6,041        2009
  S&P/JNL Very Aggressive Growth
    Fund II                              62        2009
  Salomon Brothers/JNL Global
    Bond Fund                         1,610     2007-2008
  Salomon Brothers/JNL High Yield
    Bond Fund                         1,560     2006-2009
  T. Rowe Price/JNL Established
    Growth Fund                      46,230        2009
  T. Rowe Price/JNL Mid-Cap
    Growth Fund                       2,412        2009

--------------------------------------------------------------------------------
                           JNL Fund Trust (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

Based on the cost of investments for federal income tax purposes, the gross and net unrealized appreciation (depreciation) at June 30, 2002 (in thousands):



                                                                             Gross          Gross      Net Unrealized
                                                              Cost of     Unrealized     Unrealized    Appreciation/
                                                            Investments   Appreciation   Depreciation   Depreciation
                                                           -------------- -------------- ------------- --------------

  AIM/JNL Large Cap Growth Fund                            $     9,151    $       284    $     (844)    $      (560)
  AIM/JNL Premier Equity II Fund                                16,594            871        (1,930)         (1,059)
  AIM/JNL Small Cap Growth Fund                                 16,186          1,112        (2,005)           (893)
  Alger/JNL Growth Fund                                        281,444          2,089       (34,993)        (32,904)
  Alliance Capital/JNL Growth Fund                             130,388          2,318       (25,919)        (23,601)
  Eagle/JNL Core Equity Fund                                   180,178          7,478       (23,917)        (16,439)
  Eagle/JNL SmallCap Equity Fund                               118,981         17,158       (19,021)         (1,863)
  J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund             36,996            915        (6,552)         (5,637)
  J.P. Morgan/JNL International & Emerging Markets Fund          9,213            277        (1,110)           (833)
  Janus/JNL Aggressive Growth Fund                             365,102            139       (73,178)        (73,039)
  Janus/JNL Balanced Fund                                       87,512          2,656        (4,444)         (1,788)
  Janus/JNL Capital Growth Fund                                219,206          8,890       (42,173)        (33,283)
  Janus/JNL Global Equities Fund                               339,751          9,115       (36,211)        (27,096)
  Janus/JNL Growth & Income Fund                                19,222            938        (2,379)         (1,441)
  Lazard/JNL Mid Cap Value Fund                                 73,292          3,097         (5,210)        (2,113)
  Lazard/JNL Small Cap Value Fund                               79,058          4,715         (6,998)        (2,283)
  Mellon Capital Management/JNL Bond Index Fund                 29,461            359           (42)            317
  Mellon Capital Management/JNL International Index Fund        31,456          2,155        (2,174)            (19)
  Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund      16,055            928        (1,498)           (570)
  Mellon Capital Management/JNL S&P 500 Index Fund              29,445            702        (3,815)         (3,113)
  Mellon Capital Management/JNL Small Cap Index Fund            24,443          1,696        (2,695)           (999)
  Oppenheimer/JNLGlobal Growth Fund                             62,681          2,394        (6,560)         (4,166)
  Oppenheimer/JNL Growth Fund                                   17,389            574        (1,599)         (1,025)
  PIMCO/JNL Total Return Bond Fund                             174,147          1,105        (2,240)         (1,135)
  PPM America/JNL Balanced Fund                                227,140         22,149         (9,758)        12,391
  PPM America/JNL High Yield Bond Fund                         163,515          2,766        (11,404)        (8,638)
  Putnam/JNL Equity Fund                                       234,632          1,001        (30,651)       (29,650)
  Putnam/JNL International Equity Fund                         115,731          3,944        (13,849)        (9,905)
  Putnam/JNL Midcap Growth Fund                                 34,012        (2,564)         (4,825)        (7,389)
  Putnam/JNL Value Equity Fund                                 334,730         17,653        (56,147)       (38,494)
  S&P/JNL Aggressive Growth Fund                                21,853             41         (7,355)        (7,314)
  S&P/JNL Aggressive Growth Fund I                             136,505            678        (30,340)       (29,662)
  S&P/JNL Aggressive Growth Fund II                              6,716             23         (1,957)        (1,934)
  S&P/JNL Conservative Growth Fund                              18,243             82         (3,098)        (3,016)
  S&P/JNL Conservative Growth Fund I                           236,472          1,414        (29,182)       (27,768)
  S&P/JNL Conservative Growth Fund II                           16,247             69         (3,010)        (2,941)
  S&P/JNL Core Index 50 Fund                                     2,000              1           (163)          (162)
  S&P/JNL Core Index 75 Fund                                     2,318              8           (117)          (109)
  S&P/JNL Core Index 100 Fund                                    6,439             33           (383)          (350)
  S&P/JNL Equity Aggressive Growth Fund I                       52,914            308        (16,833)       (16,525)
  S&P/JNL Equity Aggressive Growth Fund II                       3,675             20         (1,456)        (1,436)
  S&P/JNL Equity Growth Fund I                                 177,346            764        (50,544)       (49,780)
  S&P/JNL Equity Growth Fund II                                 12,057             36         (4,493)        (4,457)
  S&P/JNL Moderate Growth Fund                                  39,090            154         (8,083)        (7,929)
  S&P/JNL Moderate Growth Fund I                               395,221          2,325        (62,919)       (60,594)
  S&P/JNL Moderate Growth Fund II                               22,585            129         (5,183)        (5,054)
  S&P/JNL Very Aggressive Growth Fund I                         76,255            348        (25,251)       (24,903)
  S&P/JNL Very Aggressive Growth Fund II                         3,990             17         (1,589)        (1,572)


                                                                             Gross          Gross      Net Unrealized
                                                              Cost of     Unrealized     Unrealized    Appreciation/
                                                            Investments   Appreciation   Depreciation   Depreciation
                                                           -------------- -------------- ------------- ---------------

  Salomon Brothers/JNL Balanced Fund                       $    20,826    $       726     $   (1,866)  $     (1,140)
  Salomon Brothers/JNL Global Bond Fund                        135,871          2,250         (5,864)        (3,614)
  Salomon Brothers/JNL High Yield Bond Fund                     24,331            445         (3,295)        (2,850)
  Salomon Brothers/JNL U.S. Government & Quality Bond Fund     289,926          5,170         (1,030)         4,140
  T. Rowe Price/JNL Established Growth Fund                    433,802         25,966        (74,003)       (48,037)
  T. Rowe Price/JNL Mid-Cap Growth Fund                        307,305         71,900        (48,531)        23,369
  T. Rowe Price/JNL Value Fund                                 248,607         14,923        (39,804)       (24,881)



                          TRUSTEES OF JNL SERIES TRUST

Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such.



                                                         Pension or Retirement       Estimated
                                       Aggregate        Benefits Accrued As Part       Annual
                                      Compensation                 of               Benefits Upon  Total Compensation from
Trustee                                from Trust            Trust Expenses          Retirement                Trust
-------                                ----------            --------------        --------------              -----
Joseph Frauenheim                       $10,000                 $0                      $0                    $10,000
Richard McLellan                        $10,000                 $0                      $0                    $10,000
Peter McPherson**                        $5,000                 $0                      $0                    $10,000
Dominic D'Annunzio***                    $5,000                 $0                      $0                    $10,000


** Mr. McPherson was a Trustee of the Trust until 2/2002.
***Mr. D'Annunzio became a Trustee of the Trust 2/2002.

                    JACKSON NATIONAL LIFE DISTRIBUTORS, INC.

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002

                               JNL(R) SERIES TRUST

THE FOLLOWING CHANGES APPLY TO THE J.P. MORGAN/JNL INTERNATIONAL & EMERGING MARKETS FUND AND ARE EFFECTIVE ON SEPTEMBER 30, 2002:

All references to the J.P. Morgan/JNL International & Emerging Markets Fund should be changed to the JPMorgan/JNL International Value Fund.

The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index ("SSB PMI Value EPAC Index). The Fund's industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser's research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or "emerging markets." The sub-adviser considers "emerging markets" to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

The following should be added to the section entitled "Principal Risks of Investing in the Fund":

         o VALUE INVESTING RISK. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

The chart entitled "Average Annual Total Returns as of December 31, 2001" should be deleted and replaced in its entirety with the following:

-------------------------------------------- ------------------------ ---------------------
                                                     1 year              Life of Fund*
-------------------------------------------- ------------------------ ---------------------
JPMorgan/JNL International Value Fund                -20.33%                -2.20%
SSB PMI Value EPAC Index                             -18.14%                -2.74%
MSCI All Country World Free (ex-US) Index            -20.98%                -3.83%
-------------------------------------------- ------------------------ ---------------------

The SSB PMI Value EPAC Index and MSCI All Country World Free (ex-US) Index are broad-based, unmanaged indices.
* The Fund began operations on March 2, 1998.

The first paragraph in the section entitled "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund" should be deleted and replaced in its entirety with the following paragraph:

The JPMorgan/JNL International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price; potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002

                               JNL(R) SERIES TRUST

THE FOLLOWING CHANGES APPLY TO THE J.P. MORGAN/JNL INTERNATIONAL & EMERGING MARKETS FUND AND ARE EFFECTIVE ON SEPTEMBER 30, 2002:

All references to the J.P. Morgan/JNL International & Emerging Markets Fund should be changed to the JPMorgan/JNL International Value Fund.

On page 28 for the J.P. Morgan/JNL International & Emerging Markets Fund, subsection (a) should be deleted and replaced in its entirety with the following:

        (a) At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index ("SSB PMI Value EPAC Index).


  (To be used with V3180 Rev. 05/02)